UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
GOVERNMENT BONDS - 0.00%**
U.S. TREASURY SECURITIES - 0.00%**
$ 325,000		United States Treasury Note	5.000%	02/15/11	$351
		TOTAL U.S. TREASURY SECURITIES			351

		TOTAL GOVERNMENT BONDS			351
		(Cost $323)

SHARES		COMPANY
PREFERRED STOCKS - 0.01%

HOLDING AND OTHER INVESTMENT OFFICES - 0.01%
109,310	*	Goodman PLUS Trust			1,916
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			1,916

SECURITY AND COMMODITY BROKERS - 0.00%**
370,000		Daishin Securities Co Ltd			1,744
		TOTAL SECURITY AND COMMODITY BROKERS			1,744

TRANSPORTATION BY AIR - 0.00%**
1,366	*,m	Malaysian Airline System BHD			-	^
		TOTAL TRANSPORTATION BY AIR			-	^

		TOTAL PREFERRED STOCKS			3,660
		(Cost $14,177)

COMMON STOCKS - 99.59%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.01%
66,352		Bureau Veritas S.A.			2,512
278,117		Centrais Eletricas Brasileiras S.A.			3,007
232,581		Centrais Eletricas Brasileiras S.A.			2,599
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS			8,118

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
242,845	*,e	Chiquita Brands International, Inc			1,610
17,686	e	Griffin Land & Nurseries, Inc (Class A)			619
		TOTAL AGRICULTURAL PRODUCTION-CROPS			2,229

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
90,354	e	Cal-Maine Foods, Inc	$2,023
1,955	e	Seaboard Corp	1,975
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	3,998

AGRICULTURAL SERVICES - 0.00%**
66,290	*,e	Black Earth Farming Ltd	143
62,985	*,e	Cadiz, Inc	503
53,194	e	Calavo Growers, Inc	639
27,938	*	Hanfeng Evergreen, Inc	161
19,000	e	Hokuto Corp	328
3,581		KWS Saat AG.	456
		TOTAL AGRICULTURAL SERVICES	2,230

AMUSEMENT AND RECREATION SERVICES - 0.59%
86,160		888 Holdings plc	127
877		Accordia Golf Co Ltd	472
116,409		Arena Leisure PLC	30
307,649	e	Aristocrat Leisure Ltd	729
34,700	e	Aruze Corp	170
326,773	*,e	Bally Technologies, Inc	6,019
852,900		Berjaya Sports Toto BHD	1,072
47,844		Betsson AB (Series B)	533
28,970	*,e	bwin Interactive Entertainment	806
53,562	e	Churchill Downs, Inc	1,610
13,328	*,e	Codere S.A.	106
12,289		CTS Eventim AG.	358
63,536	e	Dover Downs Gaming & Entertainment, Inc	195
23,893	e	Dover Motorsports, Inc	44
24,413	*	Euro Disney SCA	99
148		Fields Corp	210
7,880	*	Fiera Milano S.p.A.	44
41,000	e	Fuji Kyuko Co Ltd	182
22,854,200	*,e	Galaxy Entertainment Group Ltd	3,538
251,000	*	Gallant Venture Ltd	14
4,771		GL Events	76
41,215	*,e	Great Canadian Gaming Corp	86
8,605	*,e	Groupe Partouche	27
38,709	*,e	Gruppo Coin S.p.A.	78
56,600	e	Heiwa Corp	497
410,253		IG Group Holdings plc	1,032
162,104		International Speedway Corp (Class A)	3,576
93,755		Intralot S.A.-Integrated Lottery Systems & Services	461
46,944	*	Juventus Football Club S.p.A	43
174,670		Kangwon Land, Inc	1,736
1,768,006		Ladbrokes plc	4,649
172,012	*,e	Life Time Fitness, Inc	2,160
402,288	*,e	Live Nation, Inc	1,074
7,319	e	Lottomatica S.p.A.	120
72,246		Luminar Group Holdings plc	128
6,063	*	Meetic	124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
720,165	*,e	Melco PBL Entertainment Macau Ltd (ADR)	$2,362
7,861,900		NagaCorp Ltd	710
369,556		Nintendo Co Ltd	106,217
461,918		OPAP S.A.	12,164
103,208	e	Oriental Land Co Ltd	6,548
479	e	Pacific Golf Group International Holdings KK	214
39,718		Paddy Power plc	641
1,283	*	Parken Sport & Entertainment AS	105
107,727	*	PartyGaming plc	369
1,191,268	*,e	Penn National Gaming, Inc	28,769
1,860,309	*,e	Pinnacle Entertainment, Inc	13,097
374,783		Publishing & Broadcasting Ltd	521
555,580	*	Rank Group plc	584
3,014,800		Resorts World BHD	1,770
48,396,200	*	Rexcapital Financial Holdings Ltd	1,536
41,500	e	Round One Corp	276
588,915	e	Sega Sammy Holdings, Inc	5,134
387,462	*,e	Six Flags, Inc	105
12,432		SkiStar AB (Series B)	121
108,969		Sky City Entertainment Group Ltd	175
38,871	*	Snai S.p.A.	114
67,590	e	Speedway Motorsports, Inc	799
285,907	*	Sportingbet plc	185
363,662		TABCORP Holdings Ltd	1,644
802,400		Tanjong plc	3,037
2,151,669	e	Tattersall's Ltd	4,144
234,344	*	Ticketmaster	865
178,000		Tokyo Dome Corp	486
84,522	*,e	Town Sports International Holdings, Inc	253
1,087	e	USJ Co Ltd	540
46,000		Valor Co Ltd	330
62,982		Vocento S.A.	247
8,758,969		Walt Disney Co	159,063
250,655	e	Warner Music Group Corp	589
425,850	e	William Hill plc	1,040
425,850	*	William Hill plc	390
334,769	*,e	WMS Industries, Inc	6,999
97,359	e	World Wrestling Entertainment, Inc (Class A)	1,123
25,000		Yomiuri Land Co Ltd	73
23,500		Yoshimoto Kogyo Co Ltd	213
		TOTAL AMUSEMENT AND RECREATION SERVICES	395,776

APPAREL AND ACCESSORY STORES - 0.62%
341,536	e	Abercrombie & Fitch Co (Class A)	8,129
528,238	*,e	Aeropostale, Inc	14,030
181,892	*,e	American Apparel, Inc	531
568,477	e	American Eagle Outfitters, Inc	6,958
450,720	*,e	AnnTaylor Stores Corp	2,344
59,900		Aoyama Trading Co Ltd	782
2,040,000	*	Apac Resources Ltd	84
198,034	e	Bebe Stores, Inc	1,321
2,588,400	e	Belle International Holdings Ltd	1,319

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
219,132	e	Brown Shoe Co, Inc	$822
117,689	e	Buckle, Inc	3,758
1,279,581	e	Burberry Group plc	5,173
52,268	*,e	Cache, Inc	151
323,096	*,e	Carter's, Inc	6,077
202,837	*,e	Casual Male Retail Group, Inc	99
170,710	e	Cato Corp (Class A)	3,121
6,923		Charles Voegele Holding AG.	201
120,775	*,e	Charlotte Russe Holding, Inc	984
636,916	*,e	Charming Shoppes, Inc	892
941,648	*,e	Chico's FAS, Inc	5,057
304,838	*,e	Children's Place Retail Stores, Inc	6,673
25,000	e	Chiyoda Co Ltd	348
161,486	e	Christopher & Banks Corp	660
67,163	*,e	Citi Trends, Inc	1,537
359,712	*,e	Collective Brands, Inc	3,504
250,571	*,e	Dress Barn, Inc	3,080
65,095	*,e	DSW, Inc (Class A)	605
3,988		Etam Developpement S.A.	37
103,914	e	Fast Retailing Co Ltd	11,726
256,453	e	Finish Line, Inc (Class A)	1,698
880,709		Foot Locker, Inc	9,230
26,509		Forzani Group Ltd/The	210
214,871		Foschini Ltd	997
3,403,000	e	Gap, Inc	44,205
992,000	e	Giordano International Ltd	188
371,681	*,e	Hanesbrands, Inc	3,557
928,969	e	Hennes & Mauritz AB (B Shares)	34,924
29,400	e	Honeys Co Ltd	162
257,462	*,e	HOT Topic, Inc	2,881
153,786		Inditex S.A.	5,997
268,000		IT Ltd	15
210,805	*,e	J Crew Group, Inc	2,778
98,373	*,e	JOS A Bank Clothiers, Inc	2,736
86,610		KappAhl Holding AB	311
1,650,170	*,e	Kohl's Corp	69,835
4,952,000	*	LeRoi Holdings Ltd	75
3,681,962	e	Limited Brands, Inc	32,033
14,269		Lotte Shopping Co Ltd	1,965
11,744		Macintosh Retail Group NV	111
265,651	*,e	New York & Co, Inc	943
57,300	e	Nishimatsuya Chain Co Ltd	405
603,631	e	Nordstrom, Inc	10,111
333,865	*,e	Pacific Sunwear Of California, Inc	554
334,500	e	Ports Design Ltd	386
48,937		Reitmans Canada Ltd	419
26,100		Right On Co Ltd	187
64,569		rnb Retail and Brands AB	31
949,276	e	Ross Stores, Inc	34,060
34,957	*,e	Shoe Carnival, Inc	362
423,950		Sports Direct International plc	356
225,030	e	Stage Stores, Inc	2,268

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
30,789	*,e	Syms Corp	$188
119,145	e	Talbots, Inc	418
633,026		Truworths International Ltd	2,147
166,208	*,e	Tween Brands, Inc	356
164,589	*,e	Under Armour, Inc (Class A)	2,704
34,800	e	United Arrows Ltd	182
3,139,876	*,e	Urban Outfitters, Inc	51,400
637,945	*	Wet Seal, Inc (Class A)	2,143
1,246,094		Woolworths Holdings Ltd	1,499
		TOTAL APPAREL AND ACCESSORY STORES	415,030

APPAREL AND OTHER TEXTILE PRODUCTS - 0.21%
28,581		Aeffe S.p.A.	23
1,675,000		Anta Sports Products Ltd	1,102
70,131		Benetton Group S.p.A.	457
904,000		C C Land Holdings Ltd	201
2,416,600		China Dongxiang Group Co	889
366,000		China Ting Group Holdings Ltd	24
70,601	e	Columbia Sportswear Co	2,112
15,000	e	Daidoh Ltd	78
992,200	e	Debenhams plc	683
30,000	e	Descente Ltd	112
6,954	*,e	Escada AG.	18
3,215		Gamma Holding NV	15
8,365		Gerry Weber International AG.	171
65,369	*,e	G-III Apparel Group Ltd	361
1,157,420	e	Guess ?, Inc	24,398
383,000		Gunze Ltd	1,091
154,448	*,e	Gymboree Corp	3,297
66,651	e	Hermes International	7,754
10,343	e	Hugo Boss AG.	151
272,783	e	Jones Apparel Group, Inc	1,151
786,700	e	Li Ning Co Ltd	1,299
23	*	Link Theory Holdings Co Ltd	39
312,546	e	Liz Claiborne, Inc	772
95,753	*,e	Lululemon Athletica, Inc	829
139,659	*,e	Maidenform Brands, Inc	1,279
4,976	e	Mariella Burani S.p.A.	52
75,039	e	New Wave Group AB (B Shares)	73
104,667	e	Onward Kashiyama Co Ltd	679
803,251	e	Pacific Brands Ltd	137
334,204	e	Phillips-Van Heusen Corp	7,580
463,302	e	Polo Ralph Lauren Corp (Class A)	19,575
2,119,061	*,e	Quiksilver, Inc	2,712
7,300	e	Sanei-International Co Ltd	48
67,000	e	Sanyo Shokai Ltd	212
64,290	e	Shimamura Co Ltd	3,416
159,500	e	Stella International Holdings Ltd	169
25,836	e	Ten Cate NV	446
40,000		Tokyo Style Co Ltd	272
118,190	*,e	True Religion Apparel, Inc	1,396
130,000		USI Holdings Ltd	18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
896,497	e	VF Corp	$51,199
93,000	e	Wacoal Holdings Corp	1,071
255,713	*,e	Warnaco Group, Inc	6,138
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	143,499

AUTO REPAIR, SERVICES AND PARKING - 0.10%
54,250	*,e	Amerco, Inc	1,819
275,689	*	Avis Europe PLC	17
77,765	e	Dechra Pharmaceuticals PLC	466
141,616	*,e	Dollar Thrifty Automotive Group, Inc	164
63,874	e	Genus plc	487
241,401	e	Helphire PLC	84
1,274,660	*,e	Hertz Global Holdings, Inc	5,009
71,738	*,e	Midas, Inc	568
95,116	e	Monro Muffler, Inc	2,600
99,989	e	Northgate PLC	94
108,600	e	Park24 Co Ltd	732
451,039		Ryder System, Inc	12,769
16,777		Sixt AG.	197
7,493		Sixt AG.	101
2,896,109		Standard Chartered plc	36,007
133,381		Standard Chartered plc	1,612
83,642	*,e	Standard Parking Corp	1,372
196,696	*,e	Wright Express Corp	3,584
		TOTAL AUTO REPAIR, SERVICES AND PARKING	67,682

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
580,359	e	Advance Auto Parts	23,841
51,333	*,e	America's Car-Mart, Inc	698
162,828	e	Asbury Automotive Group, Inc	702
722,777	*,e	Autonation, Inc	10,032
197,023	*,e	Autozone, Inc	32,040
134,415	e	Canadian Tire Corp Ltd	4,670
820,301	*,e	Carmax, Inc	10,205
424,638	*,e	Copart, Inc	12,595
4,950	e	Gulliver International Co Ltd	74
279,779	e	Halfords Group plc	1,173
331,350	e	Inchcape plc	358
83,573		Lookers plc	35
81,334	*,e	MarineMax, Inc	159
52,346		MOL Hungarian Oil and Gas plc	2,339
436,408	*,e	O'Reilly Automotive, Inc	15,279
362,223	e	Pendragon plc	37
296,289	e	Penske Auto Group, Inc	2,764
4,575	*,e	Rodriguez Group	17
186,322	*,e	Rush Enterprises, Inc (Class A)	1,662
148,878	e	Sonic Automotive, Inc (Class A)	238
740	*	TravelCenters of America LLC	1
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	118,919

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.60%
71,481	e	Alesco Corp Ltd	$99
87,157	*,e	Builders FirstSource, Inc	176
31,209		Clas Ohlson AB (B Shares)	280
7,780		Dalhoff Larsen & Horneman AS (Class B)	19
80,800	e	DCM Japan Holdings Co Ltd	410
515,843	e	Fastenal Co	16,587
8,737,886		Home Depot, Inc	205,865
54,600	e	Keiyo Co Ltd	281
957,534		Kingfisher plc	2,057
9,571,549		Lowe's Cos, Inc	174,681
49,483	*,e	Lumber Liquidators, Inc	631
47,000	e	Nice Holdings, Inc	74
54,563	e	Praktiker Bau- und Heimwerkermaerkte AG.	287
130,132	*,e	RONA, Inc	1,225
149,077	e	Travis Perkins plc	945
20,000		Wood One Co Ltd	50
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	403,667

BUSINESS SERVICES - 6.35%
2,290,939	*	3Com Corp	7,079
75,479	*,e	3D Systems Corp	497
257,479	e	Aaron Rents, Inc	6,864
252,607	e	ABM Industries, Inc	4,143
25,653	*,e	Absolute Software Corp	73
225	*,e	Access Co Ltd	441
203,371	*,e	ACI Worldwide, Inc	3,813
2,739,061	*,e	Activision Blizzard, Inc	28,651
321,080	*,e	Actuate Corp	983
353,208	e	Acxiom Corp	2,614
710,797		Adecco S.A.	22,217
124,490	e	Administaff, Inc	2,630
3,424,178	*	Adobe Systems, Inc	73,243
85,263	*,e	Advent Software, Inc	2,840
880,295	e	Aegis Group PLC	1,045
22,600		Aeon Delight Co Ltd	283
542,387	*	Affiliated Computer Services, Inc (Class A)	25,975
240,322	e	Aggreko PLC	1,696
245,295	e	Aircastle Ltd	1,141
1,094,135	*,e	Akamai Technologies, Inc	21,226
334,980	*,e	Alliance Data Systems Corp	12,378
148,547	e	Alpha Systems, Inc	2,538
137,374	*,e	Altran Technologies S.A.	412
835,177	*	Amdocs Ltd	15,467
232,666	*,e	American Reprographics Co	824
116,761		American Software, Inc (Class A)	615
204,497	*	AMN Healthcare Services, Inc	1,043
314,004		Anite plc	121
333,962	*,e	Ansys, Inc	8,382
155,743	e	Arbitron, Inc	2,338
34,971	*	ArcSight, Inc	447
374,387	e	Argo Graphics, Inc	3,665
437,877	*,e	Ariba, Inc	3,823

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,373	*	Arques Industries AG.	$25
809,027	*	Art Technology Group, Inc	2,063
18,000	e	Asatsu-DK, Inc	299
1,018,089		Ashtead Group plc	577
63,648		Asseco Poland S.A.	800
70,598	*,e	Asset Acceptance Capital Corp	375
103,667	*,e	athenahealth, Inc	2,499
30,566	e	Atos Origin S.A.	785
1,590,218	*	Autodesk, Inc	26,732
2,395,368		Automatic Data Processing, Inc	84,221
3,932,304	*,e	Autonomy Corp plc	73,632
364,371		Aveva Group plc	2,949
301,957	*	Avis Budget Group, Inc	275
247,696	*,e	Avocent Corp	3,007
53,603		B2W Companhia Global Do Varejo	498
64,356	*,e	Bankrate, Inc	1,606
19,056		Bechtle AG.	304
217,076	e	BGC Partners, Inc (Class A)	480
221,771	e	Blackbaud, Inc	2,575
152,333	*,e	Blackboard, Inc	4,835
187,530	*,e	Blue Coat Systems, Inc	2,252
1,230,009	*	BMC Software, Inc	40,590
116,899	*,e	Bottomline Technologies, Inc	769
313,542	*,e	BPZ Energy, Inc	1,160
284,107	e	Brady Corp (Class A)	5,009
244,647		Brink's Co	6,473
231,012	*,e	Brink's Home Security Holdings, Inc	5,221
16,976		Brunel International	214
54,745	*	Bull S.A.	129
2,060,263		CA, Inc	36,281
62,452	e	Cabcharge Australia Ltd	262
240,802	*,e	CACI International, Inc (Class A)	8,787
851,788	*,e	Cadence Design Systems, Inc	3,578
35,513	*,e	CAI International, Inc	101
156,136	*,e	Callidus Software, Inc	453
73,404		Cam Finanziaria S.p.A.	20
125,400	e	Capcom Co Ltd	2,212
73,933	*,e	Capella Education Co	3,918
149,889	*,e	Cavium Networks, Inc	1,730
215,075	*,e	CBIZ, Inc	1,499
9,930		Cegid Group	113
44,100	e	Century Leasing System, Inc	260
222,614	*,e	Cerner Corp	9,788
683,573	*	CGI Group, Inc	5,519
199,500	*	Check Point Software Technologies	4,431
4,068,000	*,e	China LotSynergy Holdings Ltd	110
8,400		Chiyoda Integre Co Ltd	89
174,055	*,e	Chordiant Software, Inc	527
342,068	*,e	Ciber, Inc	934
685,342	*,e	Citrix Systems, Inc	15,516
108,544	*,e	Clear Channel Outdoor Holdings, Inc (Class A)	398
58,544	*,e	Clinical Data, Inc	632

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
224,844	*,e	Cogent Communications Group, Inc	$1,619
229,023	*,e	Cogent, Inc	2,725
192,895	e	Cognex Corp	2,575
1,353,864	*	Cognizant Technology Solutions Corp (Class A)	28,147
275,346	*,e	Commvault Systems, Inc	3,021
161,352	e	Compass Diversified Trust	1,439
70,890	*,e	Compellent Technologies, Inc	770
157,550	e	Computacenter plc	260
49,074	e	Computer Programs & Systems, Inc	1,633
1,097,572	*,e	Computer Sciences Corp	40,435
443,866	e	Computershare Ltd	2,710
1,384,910	*	Compuware Corp	9,127
89,837	*,e	COMSYS IT Partners, Inc	199
214,719	*,e	Concur Technologies, Inc	4,120
81,632	e	Connaught plc	354
102,714	*,e	Constant Contact, Inc	1,437
426,020	*	Convergys Corp	3,442
1,118,000	e	COSCO Pacific Ltd	1,103
95,276	*,e	CoStar Group, Inc	2,882
14,282	e	Cramo Oyj (Series B)	96
388,000		CSE Global Ltd	87
246,726	*,e	CSG Systems International, Inc	3,523
122,700	e	CSK Holdings Corp	300
57,068	e	Ctrip.com International Ltd (ADR)	1,564
324		CyberAgent, Inc	185
357,264	*,e	Cybersource Corp	5,291
18,605	e	Dassault Systemes S.A.	723
166,045	*,e	Data Domain, Inc	2,087
200,025	*,e	DealerTrack Holdings, Inc	2,620
67,923	*,e	Deltek, Inc	294
351,999		Deluxe Corp	3,390
643	e	Dena Co Ltd	2,085
161,400	e	Dentsu, Inc	2,439
11,066		Devoteam S.A.	140
124,636	*,e	Dice Holdings, Inc	346
200,918	*,e	Digital River, Inc	5,991
117,514	*,e	DivX, Inc	591
9,380	*,e	DMRC Corp	91
80,909	*	Double-Take Software, Inc	547
240,191	*,e	DST Systems, Inc	8,315
13,400		DTS Corp	87
55,900		Duskin Co Ltd	886
403,977	*	DynCorp International, Inc (Class A)	5,385
2,639	e	eAccess Ltd	1,696
719,625	*,e	Earthlink, Inc	4,728
8,234,619	*	eBay, Inc	103,427
32,567	*,e	Ebix, Inc	809
140,936	*,e	Echelon Corp	1,140
270,618	*,e	Eclipsys Corp	2,744
15,845	m	Econocom Group	110
81,800		EDB Business Partner ASA	146
100,386		Electro Rent Corp	968

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,568,508	*,e	Electronic Arts, Inc	$28,531
309,047	*	Electronics for Imaging, Inc	3,029
813,915	e	Emeco Holdings Ltd	229
149,000	*,e	Ementor ASA	361
3,835		Engineering Ingegneria Informatica S.p.A.	87
73	e	en-japan, Inc	51
401,772	*,e	Entrust, Inc	607
333,818	*,e	Epicor Software Corp	1,272
181,676	*,e	EPIQ Systems, Inc	3,276
769,804		Equifax, Inc	18,822
48,628		Euromoney Institutional Investor plc	142
536,105	*,e	Evergreen Energy, Inc	746
10,727		Exact Holding NV	215
85,174	*,e	ExlService Holdings, Inc	734
805,883	*,e	Expedia, Inc	7,317
1,669,151		Experian Group Ltd	10,460
412,954	*,e	F5 Networks, Inc	8,651
170,606	e	Factset Research Systems, Inc	8,529
274,095	e	Fair Isaac Corp	3,857
184,464	*,e	FalconStor Software, Inc	441
796,023		Fidelity National Information Services, Inc	14,488
42,641		Fidessa Group plc	497
12,428		Fimalac	423
57,001	*,e	First Advantage Corp (Class A)	785
17,610	*,e	FirstService Corp	145
784,585	*,e	Fiserv, Inc	28,606
33,727		Fluidra S.A.	104
75,751	*,e	Forrester Research, Inc	1,557
118,177	e	F-Secure Oyj	322
23,300	e	FUJI SOFT, Inc	355
4,865,860	e	Fujitsu Ltd	17,943
159	e	Future Architect, Inc	56
34,197		Fuyo General Lease Co Ltd	426
398,469	*,e	Gartner, Inc	4,387
9,213	*,e	General de Alquiler de Maquinaria	49
147,946	*	Gerber Scientific, Inc	354
12,011	e	Gestevision Telecinco S.A.	83
171,417	e	Gevity HR, Inc	677
25,291	e	GFI Informatique	76
285,753	*,e	Global Cash Access, Inc	1,092
128,658	*,e	Global Sources Ltd	500
40,500	e	GMO internet, Inc	137
1,404,279	*	Google, Inc (Class A)	488,773
109	e	Gourmet Navigator, Inc	217
350,000	*	Gravity Co Ltd (ADR)	242
261		Green Hospital Supply, Inc	98
7,548		Grenkeleasing AG.	211
347,157		Group 4 Securicor plc	966
27,768	e	Groupe Steria SCA	392
81,697		Gruppo Editoriale L'Espresso S.p.A.	89
51,608	*,e	Guidance Software, Inc	211
98,358	*,e	H&E Equipment Services, Inc	644

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
289,882	*,e	Hackett Group, Inc	$586
17,742	e	Hakuhodo DY Holdings, Inc	756
455,645	e	Havas S.A.	1,174
164,426		Hays plc	172
227,750		HCL Technologies Ltd	458
207,551	e	Healthcare Services Group	3,107
220,552		Heartland Payment Systems, Inc	1,458
99,556	e	Heidrick & Struggles International, Inc	1,766
1,197,000	*	Hi Sun Technology China Ltd	77
36,100		Hitachi Information Systems Ltd	590
16,100		Hitachi Systems & Services Ltd	143
320,589	*,e	HLTH Corp	3,318
139,771	*,e	HMS Holdings Corp	4,598
344,816		Hogg Robinson Group plc	77
41,225	*,e	HSW International, Inc	7
138,818	*	Hudson Highland Group, Inc	154
285,055	*	Hypercom Corp	274
91,756	*,e	i2 Technologies, Inc	725
472,119	*	IBA Health Group Ltd	200
25,000		IBJ Leasing Co Ltd	275
38,408	*,e	ICT Group, Inc	214
21,548		IDS Scheer AG.	199
171,208		iGate Corp	555
170,818	*,e	IHS, Inc (Class A)	7,034
1,529,020		IMS Health, Inc	19,067
156,311	e	Indra Sistemas S.A.	3,015
80,200		Ines Corp	435
214,092		infoGROUP, Inc	891
706,525	*,e	Informatica Corp	9,369
431,900	a	Information Development Co	2,269
18,900		Information Services International-Dentsu Ltd	98
178,899	e	Infospace, Inc	930
527,871		Infosys Technologies Ltd	13,774
118,870	e	Infosys Technologies Ltd (ADR)	3,166
149,300	*,e	Innerworkings, Inc	638
78,466	*,e	Integral Systems, Inc	675
15,915	a	Intelligent Wave, Inc	2,090
182,669	e	Interactive Data Corp	4,541
107,858	*,e	Interactive Intelligence, Inc	977
307,156	*,e	Internap Network Services Corp	826
115,097	*,e	Internet Brands, Inc (Class A)	676
225,925	*,e	Internet Capital Group, Inc	910
83	e	Internet Initiative Japan, Inc	88
7,115,857	*,e	Interpublic Group of Cos, Inc	29,317
59,384	e	Intrum Justitia AB	390
1,214,777	*	Intuit, Inc	32,799
211,037	*,e	inVentiv Health, Inc	1,722
129,662	e	Iress Market Technology Ltd	505
715,327	*,e	Iron Mountain, Inc	15,859
75,029		IT Holdings Corp	860
292,486		ITE Group plc	272

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
420,065	e	Jack Henry & Associates, Inc	$6,855
70,484	e	JC Decaux S.A.	798
202,539	*,e	JDA Software Group, Inc	2,339
222,545	e	JSR Corp	2,574
1,863,611	*,e	Juniper Networks, Inc	28,066
174	e	Kakaku.com, Inc	522
7,251	*	Kardex AG.	179
153,898	e	Kelly Services, Inc (Class A)	1,239
166,090	*,e	Kenexa Corp	895
81,666	*,e	Keynote Systems, Inc	648
215,531	*,e	Kforce, Inc	1,515
143,528	*,e	Knot, Inc	1,177
129,733	e	Konami Corp	1,937
61,021		Kontron AG.	589
252,472	*,e	Korn/Ferry International	2,287
255,572	*,e	Lamar Advertising Co (Class A)	2,492
68,055		Lavendon Group PLC	163
729,751	*,e	Lawson Software, Inc	3,101
28,891	*	LBI International AB	38
205,150	*,e	Limelight Networks, Inc	687
60,150	*,e	Liquidity Services, Inc	420
868,459		LogicaCMG plc	794
1,240	*,e	LoJack Corp	6
35,383	*,e	MacDonald Dettwiler & Associates Ltd	699
424	e	Macromill, Inc	389
205,919	*,e	Magma Design Automation, Inc	154
119,205	*,e	Manhattan Associates, Inc	2,065
563,124	e	Manpower, Inc	17,755
131,445	*	Mantech International Corp (Class A)	5,508
129,190	e	Marchex, Inc (Class B)	444
409	*,e	Mastech Holdings, Inc	1
358,319	e	Mastercard, Inc (Class A)	60,011
703,427	*,e	McAfee, Inc	23,565
38,300	e	Meitec Corp	471
444,260	*,e	Mentor Graphics Corp	1,973
329,919		Michael Page International PLC	870
310,715		Micro Focus International plc	1,346
45,404,703		Microsoft Corp	834,084
60,113	*	MicroStrategy, Inc (Class A)	2,055
405,443		Misys plc	733
143,716	e	Mitsubishi UFJ Lease & Finance Co Ltd	2,991
35	*,e	Mixi Inc	131
296,580	*,e	MODUSLINK GLOBAL SOLUTIONS,Inc	768
63,814	*	Monotype Imaging Holdings, Inc	239
446,240	*,e	Monster Worldwide, Inc	3,637
1,359,627	e	Moody's Corp	31,163
47,211	e	Morgan Sindall plc	386
15,300	e	Moshi Moshi Hotline, Inc	270
617,088	*,e	Move, Inc	895
550,962	*,e	MPS Group, Inc	3,278
248,742	*,e	MSC.Software Corp	1,403
35,479	*,e	NCI, Inc (Class A)	922

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,377,502	*	NCR Corp	$10,951
2,136,284	e	NEC Corp	5,698
31,000		NEC Fielding Ltd	309
41,500		NEC Networks & System Integration Corp	352
231,939	*	Ness Technologies, Inc	684
147,904	*,e	Netease.com (ADR)	3,971
325,684	*,e	NetFlix, Inc	13,978
184,681	*,e	Netscout Systems, Inc	1,322
34,248	*,e	NetSuite, Inc	386
2,090	*,e	Network Equipment Technologies, Inc	7
35,705	*	NHN Corp	3,898
296,820	e	NIC, Inc	1,543
75,300		Nihon Unisys Ltd	535
10,900		Nippon Kanzai Co Ltd	137
244,638	e	Nippon System Development Co Ltd	1,545
359,301		Nippon Systemware Co Ltd	1,180
10,800		Nishio Rent All Co Ltd	67
120,940	e	Nomura Research Institute Ltd	1,869
1,645,293	*	Novell, Inc	7,009
12,300	e	NS Solutions Corp	138
5,213	e	NTT Data Corp	14,072
774,440	*,e	Nuance Communications, Inc	8,410
4,000	e	OBIC Business Consultants Ltd	124
28,203	e	Obic Co Ltd	3,505
1,972,239	e	Omnicom Group, Inc	46,150
306,051	*,e	Omniture, Inc	4,037
198,612	*	On Assignment, Inc	538
131,300	*,e	Online Resources Corp	553
48,039	*,e	Open Text Corp	1,660
702,567	*,e	OpenTV Corp (Class A)	1,061
72,000	*,e	Opera Software ASA	246
70,207	*	Opnet Technologies, Inc	609
35		OPT, Inc	40
25,658,586	*	Oracle Corp	463,651
166,706	e	Oracle Corp Japan	6,265
24,755		Ordina NV	87
10,369	e	Otsuka Corp	383
693,315	*,e	Parametric Technology Corp	6,919
436	e	Pasona Group, Inc	193
275,000		PCA Corp	2,473
111,701	e	PC-Tel, Inc	480
126,099	e	Pegasystems, Inc	2,342
193,758	*,e	Perficient, Inc	1,046
494,063	*	Perot Systems Corp (Class A)	6,364
253,075	*,e	Phase Forward, Inc	3,237
62,654		Phoenix IT Group Ltd	130
135,817	*	Phoenix Technologies Ltd	220
2,500,000		Pico Far East Holdings Ltd	155
77,166	*,e	Portfolio Recovery Associates, Inc	2,071
372,818	*,e	Premiere Global Services, Inc	3,288
205,151	*,e	Progress Software Corp	3,561
151,232	e	Promotora de Informaciones S.A.	396

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
73,459	*,e	PROS Holdings, Inc	$342
26,359		Prosegur Cia de Seguridad S.A.	710
31,881	*,e	Protection One, Inc	102
290,192	e	Publicis Groupe S.A.	7,449
1,164		PubliGroupe AG.	53
72,352	e	QAD, Inc	183
87,989	e	Quality Systems, Inc	3,982
372,838	*,e	Quest Software, Inc	4,728
134,446	*,e	Rackspace Hosting, Inc	1,007
136,942	*	Radiant Systems, Inc	604
136,946	*,e	Radisys Corp	830
11,827	e	Rakuten, Inc	5,640
50,632	e	Ramirent Oyj	161
125,101	e	Randstad Holdings NV	2,124
259,327	*,e	Raser Technologies, Inc	1,087
532,575	*,e	RealNetworks, Inc	1,241
731,848	*	Red Hat, Inc	13,056
48,038	e	Renaissance Learning, Inc	431
377,485	*,e	Rent-A-Center, Inc	7,312
1,980	*	Rewards Network, Inc	7
30,600	e	Ricoh Leasing Co Ltd	506
118,412		Rightmove plc	444
195,763	*,e	RightNow Technologies, Inc	1,482
108,473	*,e	Riskmetrics Group Inc	1,550
114,775	e	Ritchie Bros Auctioneers, Inc	2,164
791,598	e	Robert Half International, Inc	14,114
207,051	e	Rollins, Inc	3,551
226,968	*,e	RSC Holdings, Inc	1,194
355,294	*	S1 Corp	1,830
16,235		S1 Corp	543
661,584		Sage Group plc	1,606
967,257	*,e	Salesforce.com, Inc	31,658
76,413	*,e	Sandvine Corp	45
1,530,138	e	SAP AG.	54,239
610,759	*	Sapient Corp	2,730
50,400	*	SDL plc	208
296,389	e	Secom Co Ltd	10,869
317,990	e	Securitas AB (B Shares)	2,321
115,026	e	Seek Ltd	224
9,342	*	SeLoger.com	181
9,641	e	SGS S.A.	10,121
5,613	e	SimCorp AS	601
1,926,000		Singapore Post Ltd	981
55,443		Skilled Group Ltd	56
170,966	*	Smith Micro Software, Inc	894
7,538		Societe Des Autoroutes Paris-Rhin-Rhone	481
989,193	e	Softbank Corp	12,552
24,137		Software AG.	1,720
147,700	e	Sohgo Security Services Co Ltd	1,261
301,283	*,e	Sohu.com, Inc	12,446
824	e	So-net Entertainment Corp	1,546
85		So-net M3, Inc	227

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
331,693	*,e	SonicWALL, Inc	$1,479
1,096,780	*	Sonus Networks, Inc	1,722
8,720		Sopra Group S.A.	290
500,618		Sorun Corp	2,018
329,727	e	Sotheby's (Class A)	2,968
108,379	*,e	Sourcefire, Inc	789
33,852		Speedy Hire plc	61
276,377	*,e	Spherion Corp	575
123,767	e	Spotless Group Ltd	161
87,638	*,e	SPSS, Inc	2,492
91,695	e	Square Enix Co Ltd	1,722
234,733	*,e	SRA International, Inc (Class A)	3,451
150,293		Sthree plc	375
95,450	*,e	Stratasys, Inc	789
173,583		STW Communications Group Ltd	59
196,165	*,e	SuccessFactors, Inc	1,497
5,721,283	*	Sun Microsystems, Inc	41,880
240,496	*,e	SupportSoft, Inc	462
13,471		Sword Group	222
25,325	*,e	SXC Health Solutions Corp	547
446,841	*,e	Sybase, Inc	13,535
162,882	*,e	SYKES Enterprises, Inc	2,709
5,833,199	*,e	Symantec Corp	87,148
103,094	*,e	Synchronoss Technologies, Inc	1,264
110,212	*,e	SYNNEX Corp	2,168
608,294	*	Synopsys, Inc	12,610
64,554	e	Syntel, Inc	1,329
1,188,040		Taiwan Secom Co Ltd	1,617
13,750,530		Taiwan-Sogo Shinkong Security Corp	5,819
532,127	e	Take-Two Interactive Software, Inc	4,443
70,018	e	TAL International Group, Inc	513
151,521	*,e	Taleo Corp (Class A)	1,791
181,663		Tata Consultancy Services Ltd	1,928
53,398	*,e	TechTarget, Inc	128
52,728	*	Telecity Group plc	160
54,169		Teleperformance	1,491
200,115	*,e	TeleTech Holdings, Inc	2,179
1,142,672	*,e	Temenos Group AG.	12,347
1,376,100	e	Tencent Holdings Ltd	10,191
45,712	e	Textainer Group Holdings Ltd	309
111,501	e	TheStreet.com, Inc	220
1,513,905	*,e	THQ, Inc	4,602
992,948	*	TIBCO Software, Inc	5,829
79,453	e	Tietoenator Oyj	824
13,800		TKC	274
121,375	*,e	TNS, Inc	993
34,100	e,m	Tokyo Leasing Co Ltd	171
774,000	*	Tom Group Ltd	35
97,700	e	Tomra Systems ASA	362
750,787		Total System Services, Inc	10,368
16,080		TradeDoubler AB	66
215,115	*,e	TradeStation Group, Inc	1,420

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,800	e	Trans Cosmos, Inc/Japan	$88
101,962	e	Trend Micro, Inc	2,853
315,270	*,e	TrueBlue, Inc	2,601
64,340	*,e	UBISOFT Entertainment	1,176
122,023	*,e	Ultimate Software Group, Inc	2,106
57,997	*,e	Unica Corp	280
1,822,383	*,e	Unisys Corp	966
11,978		Unit 4 Agresso NV	135
50,180	e	United Internet AG.	419
452,264	e	United Online, Inc	2,017
192,772	*,e	United Rentals, Inc	812
78,079		USG People NV	627
30,275	e	USS Co Ltd	1,315
569,719	*,e	Valueclick, Inc	4,848
129,350	*,e	Vasco Data Security International	746
190,000		Venture Corp Ltd	630
119		VeriSign Japan KK	30
654,743	*,e	VeriSign, Inc	12,355
129,721	e	Viad Corp	1,832
129,712	*,e	Vignette Corp	866
13,944	*,e	Virtusa Corp	86
2,776,828	e	Visa, Inc (Class A)	154,392
334,034	*,e	VMware, Inc (Class A)	7,890
83,134	*,e	Vocus, Inc	1,105
74,282	*,e	Volt Information Sciences, Inc	494
25,860	*	WebMD Health Corp (Class A)	577
245,858	*,e	Websense, Inc	2,950
152,232	*,e	Website Pros, Inc	505
471,794	*,e	Wind River Systems, Inc	3,019
321,713		Wipro Ltd	1,559
78,371	*,e	Wirecard AG.	521
231		Works Applications Co Ltd	111
62,318		Wotif.com Holdings Ltd	164
6,783,873		WPP plc	38,231
21,413	e	Yahoo! Japan Corp	5,597
8,802,652	*	Yahoo!, Inc	112,763
		TOTAL BUSINESS SERVICES	4,276,020

CHEMICALS AND ALLIED PRODUCTS - 12.86%
10,005,971		Abbott Laboratories	477,285
73,781	*,b,e,m	Able Laboratories, Inc	-	^
27,404	*,e	Abraxis Bioscience, Inc	1,307
158,165	*,e	Acadia Pharmaceuticals, Inc	150
72,592		Accsys Technologies plc	65
235,892	*,e	Acorda Therapeutics, Inc	4,673
245,061	*	Actelion Ltd	11,184
12,939	*,e	Acura Pharmaceuticals, Inc	83
95,000		ADEKA Corp	585
296,098	*,e	Adolor Corp	604
315,696	e	Agrium, Inc	11,440
426,738	e	Air Liquide	34,724
1,162,083	e	Air Products & Chemicals, Inc	65,367

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
300,400	e	Air Water, Inc	$2,616
644,048		Alapis Holding Industrial and Commercial S.A.	454
133,298	*	Albany Molecular Research, Inc	1,257
441,920	e	Albemarle Corp	9,621
1,189,071		Alberto-Culver Co	26,885
478,379	*,e	Alexion Pharmaceuticals, Inc	18,016
106,882	*,e	Alexza Pharmaceuticals, Inc	236
4,595	e	ALK-Abello AS	240
483,970	*,e	Alkermes, Inc	5,871
258,453	*,e	Allos Therapeutics, Inc	1,597
235,654	*,e	Alnylam Pharmaceuticals, Inc	4,487
84,930	*,e	AMAG Pharmaceuticals, Inc	3,123
312,381	*,e	American Oriental Bioengineering, Inc	1,206
93,984	e	American Vanguard Corp	1,212
6,103,342	*	Amgen, Inc	302,237
7,433	*,e	Amicus Therapeutics, Inc	68
3,556		Amorepacific Corp	1,568
59	*	AnGes MG, Inc	64
440,005	*	Antisoma PLC	167
132,362	e	Arch Chemicals, Inc	2,510
64,685	*	Ardea Biosciences, Inc	666
422,974	*,e	Arena Pharmaceuticals, Inc	1,273
19,700	e	Arisawa Manufacturing Co Ltd	75
176,936	*	Ark Therapeutics Group plc	96
49,795	e	Arkema	787
296,605	*,e	Arqule, Inc	1,228
278,945	*,e	Array Biopharma, Inc	736
1,741,113	e	Asahi Kasei Corp	6,244
350,694	*	Aspen Pharmacare Holdings Ltd	1,688
1,033,772		Astellas Pharma, Inc	31,540
2,492,942	e	AstraZeneca plc	87,672
293,862	e	AstraZeneca plc (ADR)	10,417
25,944	*,e	Atrium Innovations Inc	248
13,108	e	Auriga Industries (Class B)	227
236,817	*,e	Auxilium Pharmaceuticals, Inc	6,565
–	*,e	Aventine Renewable Energy Holdings, Inc	-	^
338,785	e	Avery Dennison Corp	7,568
4,511,556		Avon Products, Inc	86,757
29,621	*	Axis-Shield PLC	125
4,311		Bachem Holding AG.	235
88,091	e	Balchem Corp	2,214
1,599,846	e	BASF AG.	48,441
4,735	*,e	Basilea Pharmaceutica	295
21,273	e	Beiersdorf AG.	955
36,438	*,e	Biodel, Inc	190
119,819	*,e	BioForm Medical, Inc	146
1,636,486	*	Biogen Idec, Inc	85,785
325,789	*,e	BioMarin Pharmaceuticals, Inc	4,023
65,314	*,e	BioMimetic Therapeutics, Inc	464
6,899		Biotest AG.	251
3,852		Biotest AG.	150
337,979	e	Biovail Corp	3,675

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,489		Boiron S.A.	$416
162,151		Braskem S.A.	336
9,678,811	e	Bristol-Myers Squibb Co	212,160
209,501		Cabot Corp	2,202
109,169	*,e	Cadence Pharmaceuticals, Inc	1,024
293,510	*,e	Calgon Carbon Corp	4,159
176,407	*,e	Cambrex Corp	402
80,554	*,e	Caraco Pharmaceutical Laboratories Ltd	284
42,361	*	Cardiome Pharma Corp	131
732,140	e	Celanese Corp (Series A)	9,789
2,905,101	*	Celgene Corp	128,986
635,059	*	Cell Genesys, Inc	184
101,516	*,e	Celldex Therapeutics, Inc	661
244,194	*,e	Cephalon, Inc	16,630
310,624		CF Industries Holdings, Inc	22,095
222,114	*,e	Charles River Laboratories International, Inc	6,044
524,367	*,e	Chattem, Inc	29,391
31,673		Chemring Group PLC	862
26,874	*,e	China Precision Steel, Inc	31
311,963		Christian Dior S.A.	17,107
429,528	e	Chugai Pharmaceutical Co Ltd	7,203
53,000	e	Chugoku Marine Paints Ltd	317
522,391	e	Church & Dwight Co, Inc	27,284
400,434		Cipla Ltd	1,737
231,683		Clariant AG.	898
1,069,186	e	Clorox Co	55,042
410	e	CMIC Co Ltd	99
3,189,384		Colgate-Palmolive Co	188,110
254,891	*,e	Columbia Laboratories, Inc	367
74,274	*,e	Cougar Biotechnology, Inc	2,392
116,251	e	Croda International	884
14,141	*	CropEnergies AG.	50
1,332,864		CSL Ltd	30,112
358,105	*,e	Cubist Pharmaceuticals, Inc	5,859
186,791	*,e	Cypress Bioscience, Inc	1,328
647,634		Cytec Industries, Inc	9,727
151,911	*,e	Cytokinetics, Inc	258
102,556	*,e	Cytori Therapeutics, Inc	176
74,000		Dai Nippon Toryo Co Ltd	62
195,785		Daicel Chemical Industries Ltd	698
824,265		Daiichi Sankyo Co Ltd	13,723
40,000		Dainichiseika Color & Chemicals Manufacturing Co Ltd	86
1,807,784		Dainippon Ink and Chemicals, Inc	2,630
728,900	e	Dainippon Sumitomo Pharma Co Ltd	6,024
44,000	e	Daiso Co Ltd	96
790,700	*,e	Dendreon Corp	3,321
8,929	*	Devgen	43
29,414		DiaSorin S.p.A.	658
483,809	*,e	Discovery Laboratories, Inc	590
84,162	*	Dov Pharmaceutical, Inc	1
5,676,636	e	Dow Chemical Co	47,854
97,972		Dr Reddy's Laboratories Ltd	947

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
375,740	e	DSM NV	$9,892
3,982,689		Du Pont (E.I.) de Nemours & Co	88,933
359,916	*,e	Durect Corp	803
12,000	e	Earth Chemical Co Ltd	311
288,879	e	Eastman Chemical Co	7,742
1,423,977		Ecolab, Inc	49,455
218,248	e	Eisai Co Ltd	6,350
473,011	*	Elan Corp plc	3,318
447,152	*,e	Elan Corp plc (ADR)	2,969
695,189		Elementis PLC	274
4,771,624		Eli Lilly & Co	159,420
146,168	*,e	Elizabeth Arden, Inc	852
77,571	*,e	Emergent Biosolutions, Inc	1,048
6,226		EMS-Chemie Holding AG.	442
242,119	*,e	Enzon Pharmaceuticals, Inc	1,470
41		EPS Co Ltd	155
1,362	e	Eramet	300
320,513	e	Estee Lauder Cos (Class A)	7,901
575,204		Eternal Chemical Co Ltd	307
136,955	*,e	Facet Biotech Corp	1,301
128,048	e	FAES FARMA S.A.	456
14,057	*,m	FAES FARMA S.A.	50
28,800	e	Fancl Corp	325
164,324	e	Ferro Corp	235
240,688		Fertilizantes Fosfatados S.A.	1,411
333,171		Filtrona plc	618
417,358		FMC Corp	18,005
2,277,365	*	Forest Laboratories, Inc	50,011
3,188,460		Formosa Chemicals & Fibre Corp	3,761
4,852,235		Formosa Plastics Corp	7,312
8,630		Fuchs Petrolub AG.	313
7,481		Fuchs Petrolub AG.	300
36,213	*	Genmab AS	1,369
1,416,978	*	Genzyme Corp	84,154
506,686	*,e	Geron Corp	2,265
6,705,210	*	Gilead Sciences, Inc	310,585
5,499		Givaudan S.A.	2,850
7,914,640		GlaxoSmithKline plc	123,500
90,707		Glenmark Pharmaceuticals Ltd	281
575,480	e	Grifols S.A.	8,296
115,621	*,e	GTx, Inc	1,223
32,000		Gun-Ei Chemical Industry Co Ltd	68
10,000		H&R WASAG AG.	105
270,490		H.B. Fuller Co	3,516
341,630	*,e	Halozyme Therapeutics, Inc	1,865
84,884		Hanwha Chemical Corp	574
88,945		Haw Par Corp Ltd	205
59,070		Henkel KGaA	1,491
29,802	e	Henkel KGaA	811
97,569		Hikma Pharmaceuticals plc	505
1,112,455		Hindustan Lever Ltd	5,208
97,300	e	Hisamitsu Pharmaceutical Co, Inc	2,988

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,908		Honam Petrochemical Corp	$1,154
797,641	*	Hospira, Inc	24,615
672,395	*,e	Human Genome Sciences, Inc	558
510,325	e	Huntsman Corp	1,597
149,838	*,e	ICO, Inc	309
269,705	*,e	Idenix Pharmaceuticals, Inc	831
139,564	*,e	Idera Pharmaceuticals, Inc	903
195,913	*,e	Idexx Laboratories, Inc	6,775
404,016	*,e	Immucor, Inc	10,161
362,630	*,e	Immunogen, Inc	2,575
3,388,251		Incitec Pivot Ltd	4,995
68,213	e	Innophos Holdings, Inc	769
164,317	e	Innospec, Inc	619
255,340	*,e	Inspire Pharmaceuticals, Inc	1,037
2,674		Inter Parfums S.A.	55
63,551	e	Inter Parfums, Inc	371
106,187	*	Intercell AG.	3,273
182,337	*,e	InterMune, Inc	2,998
259,148	e	International Flavors & Fragrances, Inc	7,894
249,517	*,e	Inverness Medical Innovations, Inc	6,645
804,738	*,e	Invitrogen Corp	26,138
624,856		Ipsen	24,067
228,000	*	Ishihara Sangyo Kaisha Ltd	143
640,808		Israel Chemicals Ltd	5,197
237,056	*,e	Javelin Pharmaceuticals, Inc	341
6,283	*,e	Jazz Pharmaceuticals, Inc	6
14,275,260		Johnson & Johnson	750,879
89,991	e	Kaiser Aluminum Corp	2,081
115,000		Kaken Pharmaceutical Co Ltd	963
259,476	e	Kansai Paint Co Ltd	1,434
992,852		Kao Corp	19,248
15,200	e	Katakura Industries Co Ltd	116
41,605	e	Kemira Oyj	267
2,258,260	*,e	King Pharmaceuticals, Inc	15,966
1,225,894		Kingboard Chemical Holdings Ltd	2,515
52,000	e	Kissei Pharmaceutical Co Ltd	1,010
32,000		Koatsu Gas Kogyo Co Ltd	146
116,063	e	Koppers Holdings, Inc	1,685
97,900	e	Kose Corp	1,808
1,133,790	e	Kuraray Co Ltd	9,564
104,000		KUREHA CORP	380
128,500	*,e	KV Pharmaceutical Co (Class A)	212
33,000	e	Kyorin Co Ltd	407
294,540	e	Kyowa Hakko Kogyo Co Ltd	2,461
312,862		La Seda de Barcelona S.A. (Class B)	121
118,011	*,e	Landec Corp	657
969,063	e	Lanxess AG.	16,519
9,205		LG Household & Health Care Ltd	1,002
523,571	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,560
157,603	e	Linde AG.	10,717
51,100		Lintec Corp	631
170,000	e	Lion Corp	788

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
158,825	e	Lonza Group AG.	$15,697
187,363	e	L'Oreal S.A.	12,895
222,954		Lubrizol Corp	7,583
69,465		Lupin Ltd	937
211,884		Maire Tecnimont S.p.A.	437
292,771		Makhteshim-Agan Industries Ltd	1,227
13,200	e	Mandom Corp	218
98,798	e	Mannatech, Inc	329
272,113	*,e	MannKind Corp	947
259,050	*,e	MAP Pharmaceuticals, Inc	544
25,498	*,e	Marshall Edwards, Inc	10
210,596	e	Martek Biosciences Corp	3,843
150,191		Mcbride PLC	249
205,046	e	Meda AB (A Shares)	1,217
665,784	*,e	Medarex, Inc	3,415
384,335	e	Mediceo Paltac Holdings Co Ltd	4,081
282,337	*,e	Medicines Co	3,061
283,062	e	Medicis Pharmaceutical Corp (Class A)	3,501
21,510	*	Medigene AG.	106
151,613	*,e	Medivation, Inc	2,770
9,141,976	e	Merck & Co, Inc	244,548
14,306	e	Merck KGaA	1,265
199,122	e	Meridian Bioscience, Inc	3,608
106,739		Methanex Corp	834
191,970	*,e	MiddleBrook Pharmaceuticals, Inc	261
10,300	e	Milbon Co Ltd	219
113,085		Minerals Technologies, Inc	3,624
61,000		Miraca Holdings, Inc	1,225
932,861	e	Mitsubishi Chemical Holdings Corp	3,167
272,337	e	Mitsubishi Gas Chemical Co, Inc	1,156
85,000	e	Mochida Pharmaceutical Co Ltd	836
91,993	*,e	Molecular Insight Pharmaceuticals, Inc	327
132,928	*,e	Momenta Pharmaceuticals, Inc	1,464
3,965,974		Monsanto Co	329,572
14,694	*	Morphosys AG.	250
1,126,089		Mosaic Co	47,273
5,028,635	*,e	Mylan Laboratories, Inc	67,434
307,722	*,e	Nabi Biopharmaceuticals	1,139
742,458	e	Nalco Holding Co	9,704
5,372,981		Nan Ya Plastics Corp	6,147
66,801	*,e	Nanosphere, Inc	332
87,499	*	Natraceutical S.A.	41
173,881		Natura Cosmeticos S.A.	1,698
720,000		Natural Beauty Bio-Technology Ltd	99
175,998	*	NBTY, Inc	2,478
283,763	*,e	Neurocrine Biosciences, Inc	1,007
75,721	e	NewMarket Corp	3,354
72,900	e	Nichi-iko Pharmaceutical Co Ltd	2,047
32,923	*,e	NicOx S.A.	383
30,000	e	Nihon Nohyaku Co Ltd	205
56,000		Nihon Parkerizing Co Ltd	484
485,550	e	Nippon Chemiphar Co Ltd	1,408

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
232,000	e	Nippon Kayaku Co Ltd	$1,160
123,000	e	Nippon Paint Co Ltd	477
75,000		Nippon Shinyaku Co Ltd	660
99,000	e	Nippon Shokubai Co Ltd	622
197,000		Nippon Soda Co Ltd	571
61,000		Nippon Synthetic Chemical Industry Co Ltd	171
148,000		Nippon Valqua Industries Ltd	289
274,943	e	Nissan Chemical Industries Ltd	2,280
47,224	e	NL Industries, Inc	472
21,300		Noevir Co Ltd	183
164,277		NOVA Chemicals Corp	945
5,384,261	e	Novartis AG.	203,772
101,053		Novartis AG. (ADR)	3,823
278,345	*,e	Novavax, Inc	284
152,082	*,e	Noven Pharmaceuticals, Inc	1,442
809,703		Novo Nordisk AS (Class B)	38,778
66,440	e	Novozymes AS (B Shares)	4,800
364,717	*,e	NPS Pharmaceuticals, Inc	1,532
274,079	e	Nufarm Ltd	2,154
99,828		Nuplex Industries Ltd	43
81,768	*,e	Obagi Medical Products, Inc	440
412,121	e	Olin Corp	5,881
172,090	*,e	OM Group, Inc	3,325
19,604		Omega Pharma S.A.	431
156,100	e	Ono Pharmaceutical Co Ltd	6,797
346,649	*,e	Onyx Pharmaceuticals, Inc	9,897
55,157		OPG Groep NV	505
76,663	*,e	Opko Health, Inc	75
146,066	*,e	Optimer Pharmaceuticals, Inc	1,927
257,146	*,e	OraSure Technologies, Inc	651
106,502	*,e	Orexigen Therapeutics, Inc	278
32,691	e	Oriflame Cosmetics S.A.	1,022
152,266		Oriola-KD Oyj (B Shares)	344
68,374	e	Orion Oyj (Class B)	990
432,420	*,e	OSI Pharmaceuticals, Inc	16,544
74,867	*,e	Osiris Therapeutics, Inc	1,033
193,765	*,e	Pacific Ethanol, Inc	64
669,345	*	Pactiv Corp	9,766
176,277	*,e	Pain Therapeutics, Inc	740
201,492	*,e	Par Pharmaceutical Cos, Inc	1,908
316,210	*,e	Parexel International Corp	3,077
98,573	*	Patheon, Inc	189
657,705	e	PDL BioPharma, Inc	4,657
258,031	e	Perrigo Co	6,407
77,034	*	Petkim Petrokimya Holding	189
155,216	*,e	PetMed Express, Inc	2,558
40,339,190		Pfizer, Inc	549,420
92,537	*,e	Pharmasset, Inc	908
110,033	*,e	Pharmaxis Ltd	130
180,358	*,e	PharMerica Corp	3,001
561,539	*,e	PolyOne Corp	1,297
744,279	*,e	Potash Corp of Saskatchewan	60,183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
125,792	*,e	Pozen, Inc	$770
1,056,108	e	PPG Industries, Inc	38,970
1,739,898		Praxair, Inc	117,078
184,396	*,e	Prestige Brands Holdings, Inc	955
15,807,902		Procter & Gamble Co	744,394
133,239	*,e	Progenics Pharmaceuticals, Inc	878
17,174	*	Protalix BioTherapeutics, Inc	34
302,800		PTT Chemical PCL	248
160,174	e	PZ Cussons plc	359
62,406	*	QLT, Inc	112
422,941	*,e	Questcor Pharmaceuticals, Inc	2,081
142,727	*,e	Quidel Corp	1,316
100,504		Ranbaxy Laboratories Ltd	328
2,571,989		Reckitt Benckiser Group plc	96,652
184,521	e	Recordati S.p.A.	1,005
144,993	*,e	Rexahn Pharmaceuticals, Inc	101
118,358	*,e	Rhodia S.A.	434
14,013		Richter Gedeon Nyrt	1,527
1,433,526		Roche Holding AG.	196,712
232,111	*,e	Rockwood Holdings, Inc	1,843
486,195		Rohm & Haas Co	38,332
60,000		Rohto Pharmaceutical Co Ltd	541
407,995	e	RPM International, Inc	5,194
158,000		Sakai Chemical Industry Co Ltd	447
268,087	*,e	Salix Pharmaceuticals Ltd	2,547
1,306,819		Sanofi-Aventis	73,582
138,004	e	Santen Pharmaceutical Co Ltd	3,820
39,000	e	Sanyo Chemical Industries Ltd	182
3,373		Sartorius Stedim Biotech	82
12,900	e	Sawai Pharmaceutical Co Ltd	597
13,438,309		Schering-Plough Corp	316,472
221,637	e	Scotts Miracle-Gro Co (Class A)	7,691
21,400		Seikagaku Corp	210
265,842	e	Sensient Technologies Corp	6,247
1,437,519	*,e	Sepracor, Inc	21,074
728,859	e	Sherwin-Williams Co	37,879
826,027		Shin-Etsu Chemical Co Ltd	39,806
27,400	e	Shin-Etsu Polymer Co Ltd	117
296,790	e	Shionogi & Co Ltd	5,049
1,374,049		Shire Ltd	17,015
123,846	e	Shire plc (ADR)	4,451
279,587	e	Shiseido Co Ltd	4,053
1,976,798	e	Showa Denko KK	2,416
197,725		Sidi Kerir Petrochemcials Co	337
641,119	e	Sigma-Aldrich Corp	24,228
4,584,000	e	Sinochem Hong Kong Holding Ltd	2,017
2,856,000		Sinopec Shanghai Petrochemical Co Ltd	704
31,731	*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A.	32
119,672		Sociedad Quimica y Minera de Chile S.A. (Class B)	3,180
434,744	*,e	Solutia, Inc	813
127,062		Solvay S.A.	8,905

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
28,000	e	SSP Co Ltd	$146
7,800		ST CORP	74
60,780	e	Stada Arzneimittel AG.	995
6,899	e	Stallergenes	355
4,900	e	Stella Chemifa Corp	91
41,432	e	Stepan Co	1,131
14,522	*,e	Sucampo Pharmaceuticals, Inc (Class A)	89
1,800,061	e	Sumitomo Chemical Co Ltd	6,056
34,000		Sumitomo Seika Chemicals Co Ltd	93
138,351		Sun Pharmaceuticals Industries Ltd	3,031
79,189	*,e	SurModics, Inc	1,445
161,240		Syngenta AG.	32,494
154,564	*,e	Synta Pharmaceuticals Corp	331
113,655	e	Taisho Pharmaceutical Co Ltd	2,099
1,250,000		Taiwan Fertilizer Co Ltd	2,562
11,300		Taiyo Ink Manufacturing Co Ltd	175
220,343	e	Taiyo Nippon Sanso Corp	1,427
1,465,827	e	Takeda Pharmaceutical Co Ltd	50,349
356,119	e	Tanabe Seiyaku Co Ltd	3,493
93,998	*,e	Targacept, Inc	252
11,900	e	Tenma Corp	112
31,734		Tessenderlo Chemie NV	966
1,070,047		Teva Pharmaceutical Industries Ltd	47,803
3,678,782	e	Teva Pharmaceutical Industries Ltd (ADR)	165,729
38,601	*,e	Theratechnologies, Inc	59
855,228	*,e	Theravance, Inc	14,539
222,000		Toagosei Co Ltd	493
618,000	e	Tokai Carbon Co Ltd	2,460
155,929	e	Tokuyama Corp	985
26,900	e	Tokyo Ohka Kogyo Co Ltd	371
445,154	e	Toray Industries, Inc	1,776
22,600		Torii Pharmaceutical Co Ltd	311
346,750	e	Tosoh Corp	652
8,800	e	Towa Pharmaceutical Co Ltd	366
121,000		Toyo Ink Manufacturing Co Ltd	243
427,000	e	Toyobo Co Ltd	548
8,822	*,e	Transgene S.A.	166
3,132	e	Tronox, Inc (Class B)	-	^
213,100		Tsumura & Co	5,490
3,175,988		UBE Industries Ltd	5,711
76,299	e	UCB S.A.	2,249
102,645	*,e	Ulta Salon Cosmetics & Fragrance, Inc	680
272,940	*,e	Unifi, Inc	175
59,567		Unipetrol	337
238,000		United Laboratories Ltd	85
120,138	*,e	United Therapeutics Corp	7,940
164,435	f	Uralkali (GDR)	1,921
43,768	*,e	USANA Health Sciences, Inc	979
607,900	*,e	USEC, Inc	2,918
398,278	*,e	Valeant Pharmaceuticals International	7,085
802,485	e	Valspar Corp	16,026
249,217	*	Vectura Group plc	195

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
755,351	*,e	Vertex Pharmaceuticals, Inc	$21,701
52,405		Victrex PLC	382
7,601		Virbac S.A.	538
438,143	*,e	Viropharma, Inc	2,300
42,914	e	Wacker Chemie AG.	3,565
2,637,702		Wah Lee Industrial Corp	1,980
298,050	*,e	Warner Chilcott Ltd (Class A)	3,135
576,884	*,e	Watson Pharmaceuticals, Inc	17,947
118,240	e	Westlake Chemical Corp	1,730
402,202	*,e	WR Grace & Co	2,542
9,485,309		Wyeth	408,248
131,422	*,e	Xenoport, Inc	2,544
650,758	*	XOMA Ltd	345
224,180	e	Yara International ASA	4,912
8,420		Yuhan Corp	1,126
124,505		Yule Catto & Co PLC	81
110,899	e	Zeltia S.A.	440
21,232		Zentiva NV	1,188
163,000	e	Zeon Corp	435
14,000	e	ZERIA Pharmaceutical Co Ltd	152
192,000	*,e	Zymogenetics, Inc	765
		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,663,849

COAL MINING - 0.22%
744,271	*,e	Alpha Natural Resources, Inc	13,211
123,511		Anglo Pacific Group plc	188
520,464	e	Arch Coal, Inc	6,959
961,925	e	Centennial Coal Co Ltd	1,344
22,099,400		China Coal Energy Co	16,310
3,688,000		China Shenhua Energy Co Ltd	8,308
48,187	*	CIC Energy Corp	83
792,876		Consol Energy, Inc	20,012
109,716		Felix Resources Ltd	668
330,837	e	Gloucester Coal Ltd	1,164
581,729	*,e	International Coal Group, Inc	937
135,942	*,e	James River Coal Co	1,678
125,663		Kumba Resources Ltd	919
159,455	e	MacArthur Coal Ltd	375
345,351	e	Massey Energy Co	3,495
231,500	e	Mitsui Mining Co Ltd	229
136,223	*,e	National Coal Corp	185
1,558,700		Peabody Energy Corp	39,030
16,112,000		PT Bumi Resources Tbk	1,143
1,035,500		PT Tambang Batubara Bukit Asam Tbk	605
767,567		Sasol Ltd	22,284
96,386	e	Sasol Ltd (ADR)	2,790
83,716	*	UK Coal plc	87
227,000	*	Western Canadian Coal Corp	131
67,782	*,e	Westmoreland Coal Co	486
162,822	e	Whitehaven Coal Ltd	181
3,570,000		Yanzhou Coal Mining Co Ltd	2,569
		TOTAL COAL MINING	145,371

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
COMMUNICATIONS - 5.44%
833	*	Acotel Group S.p.A	$58
286,383	e	Adtran, Inc	4,642
1,536,811		Advanced Info Service PCL	3,586
146,000	f	AFK Sistema (GDR)	835
225,258	e	Alaska Communications Systems Group, Inc	1,509
23,258,713	e	America Movil S.A. de C.V. (Series L)	31,674
1,837,891	*	American Tower Corp (Class A)	55,927
15,682		Amper S.A.	107
175,329	*,e	Anixter International, Inc	5,554
49,170	e	Antena 3 de Television S.A.	196
254,542	*,e	Aruba Networks, Inc	799
396,200		Astro All Asia Networks plc	236
34,604,929		AT&T, Inc	872,044
50,933		Atlantic Tele-Network, Inc	977
115,213	*,e	Audiovox Corp (Class A)	395
763,622	e	Austar United Communications Ltd	364
172,462		Austereo Group Ltd	139
115,073	*	Avanzit S.A.	107
351,266		BCE, Inc	6,999
823,100		BEC World PCL	432
175,158		Belgacom S.A.	5,492
1,784,106		Bezeq Israeli Telecommunication Corp Ltd	2,791
279,160		Brasil Telecom Participacoes S.A.	2,016
67,715		Brasil Telecom Participacoes S.A.	1,791
278,565		Brasil Telecom S.A.	1,549
285,502	*,e	Brightpoint, Inc	1,222
1,100,822		British Sky Broadcasting plc	6,847
77,698,227	e	BT Group plc	87,182
860,975		Cable & Wireless plc	1,723
706,523	e	Cablevision Systems Corp (Class A)	9,142
87,634		Canal Plus	547
24,447	*,e	CanWest Global Communications Corp	6
34,624	e	Carphone Warehouse Group plc	62
705,800	*,e	Carso Global Telecom SAB de CV	2,337
115,028	*,e	Cbeyond Communications, Inc	2,166
2,952,414	e	CBS Corp (Class B)	11,337
38,700		Cellcom Israel Ltd	824
429,797	*,e	Centennial Communications Corp	3,550
37,099	*	Central European Media Enterprises Ltd (Class A)	431
142,370	*,e	Central European Media Enterprises Ltd (Class A)	1,632
520,394	e	CenturyTel, Inc	14,633
1,769,100		China Communications Services Corp Ltd	1,059
7,398,147		China Mobile Hong Kong Ltd	64,430
16,679,711	e	China Telecom Corp Ltd	6,887
7,208,217		China Unicom Ltd	7,701
6,615,561		Chunghwa Telecom Co Ltd	12,075
1,304,853	*,e	Cincinnati Bell, Inc	3,001
1,667,000		Citic 1616 Holdings Ltd	318
220,983	*,e	Clearwire Corp (Class A)	1,138
19,299	e	Cogeco Cable, Inc	482

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
279,552	*	Colt Telecom Group S.A.	$349
17,060,024		Comcast Corp (Class A)	232,699
183,687	f	Comstar United Telesystems (GDR)	615
131,142	e	Consolidated Communications Holdings, Inc	1,346
78,811		Corus Entertainment, Inc	852
164,938	*,e	Cox Radio, Inc (Class A)	676
1,114,419	*,e	Crown Castle International Corp	22,745
94,677	*,e	Crown Media Holdings, Inc (Class A)	193
290,956	*,e	CTC Media, Inc	1,327
205,653	*,e	Cumulus Media, Inc (Class A)	208
138,433		Cyfrowy Polsat S.A.	539
9,703,077	e	Deutsche Telekom AG.	120,536
82,239	*,e	DG FastChannel, Inc	1,544
366,900		Digi.Com BHD	2,134
3,369	*	Digital Multimedia Technologies S.p.A.	22
4,895,553	*,e	DIRECTV Group, Inc	111,570
2,291,121	*	DISH Network Corp (Class A)	25,454
59	e	Dwango Co Ltd	82
81,774		Egyptian Co for Mobile Services	2,147
16,824	e	Elisa Oyj (Series A)	246
856,758		Embarq Corp	32,428
141,379		Empresa Nacional de Telecomunicaciones S.A.	1,625
144,003	e	Entercom Communications Corp (Class A)	158
416,256	*,e	Entravision Communications Corp (Class A)	108
129,239	*,e	Equinix, Inc	7,257
128,193		Eutelsat Communications	2,725
532,881	e	Fairpoint Communications, Inc	416
3,321,262		Far EasTone Telecommunications Co Ltd	3,418
21,661		Fastweb	441
602,237	*,e	FiberTower Corp	120
36,778	e	Fisher Communications, Inc	359
72,400	*	Forthnet S.A.	65
2,563,288	e	France Telecom S.A.	58,406
108,144	*,e	Freenet AG.	674
1,041,347	e	Frontier Communications Corp	7,477
950		Fuji Television Network, Inc	1,058
251,168	*,e	General Communication, Inc (Class A)	1,678
92,427	*,e	GeoEye, Inc	1,825
207,576	*,e	Global Crossing Ltd	1,453
452,544		Global Payments, Inc	15,119
61,307	*	Global Traffic Network, Inc	186
76,997	*	Global Village Telecom Holding S.A.	879
66,211	*,e	Globalstar, Inc	23
122,420		Globe Telecom, Inc	2,115
297,670	e	Gray Television, Inc	95
3,063,373		Grupo Televisa S.A.	8,380
75,318	e	Hearst-Argyle Television, Inc	313
1,202,674		Hellenic Telecommunications Organization S.A.	17,960
33,041	e	Hikari Tsushin, Inc	616
35,725	*,e	Hughes Communications, Inc	430
1,594,751	e	Hutchison Telecommunications International Ltd	498
496,048	*,e	IAC/InterActiveCorp	7,555

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
173,371	e	Ibasis, Inc	$116
606,249	*,e	ICO Global Communications Holdings Ltd (Class A)	212
124,345	*,e	IDT Corp (Class B)	144
14,087	e	Iliad Sa	1,314
440,627	e	Inmarsat plc	3,093
57,540	*	Intracom Holdings S.A.	45
151	*	Invitel Holdings A.S. (ADR)	1
156,274	e	Iowa Telecommunications Services, Inc	1,791
98,303	*	iPCS, Inc	955
619,815		ITV plc	169
266,353	*,e	j2 Global Communications, Inc	5,830
794,122	*,e	Jazztel plc	285
5,352		Jupiter Telecommunications Co	3,558
427,730		Kcom Group plc	107
6,435		KDDI Corp	30,035
156,719	*,e	Knology, Inc	646
176,845		KT Corp	4,922
109,888	*	KT Freetel Co Ltd	2,201
378,578	*,e	Leap Wireless International, Inc	13,201
6,179,122	*,e	Level 3 Communications, Inc	5,685
62,420		LG Dacom Corp	787
167,694		LG Telecom Ltd	1,022
1,141,889	*,e	Liberty Global, Inc (Class A)	16,626
547,981	*,e	Liberty Media Corp - Capital (Series A)	3,825
2,544,827	*	Liberty Media Corp - Entertainment (Series A)	50,769
2,919,680	*	Liberty Media Holding Corp (Interactive A)	8,467
155,973	*,e	Lin TV Corp (Class A)	175
20,701		LS Cable Ltd	1,164
7,763	e	M6-Metropole Television	127
527,944		Macquarie Communications Infrastructure Group	841
760,805		Magyar Telekom	1,756
24,628	e	Manitoba Telecom Services, Inc	624
231,288		Maroc Telecom	4,214
289,009	*	Mastec, Inc	3,494
235,662	*,e	Mediacom Communications Corp (Class A)	950
1,205,938	e	Mediaset S.p.A.	5,379
799,303	*,e	MetroPCS Communications, Inc	13,652
234,511		Mobile TeleSystems (ADR)	7,017
445,000		MobileOne Ltd	436
8,648		Mobistar S.A.	546
126,331	e	Modern Times Group AB (B Shares)	2,156
1,891,851		MTN Group Ltd	20,971
426,048		Naspers Ltd (N Shares)	7,196
196,744	*	NET Servicos de Comunicacao S.A.	1,449
400,398	*,e	NeuStar, Inc (Class A)	6,707
105,507	*,e	Neutral Tandem, Inc	2,597
76,352	*,e	Nextwave Wireless, Inc	12
893,122	*	NII Holdings, Inc (Class B)	13,397
1,859,691		Nippon Telegraph & Telephone Corp	70,078
1,000		Nippon Television Network Corp	93
268,182	*,e	Novatel Wireless, Inc	1,507
17,207		NRJ Group	101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
164,858		NTELOS Holdings Corp	$2,991
19,554	e	NTT DoCoMo, Inc	26,412
489,937		Orascom Telecom Holding SAE	2,258
152,324	*,e	Orbcomm, Inc	224
748,651	*,e	PAETEC Holding Corp	1,078
76,404		Partner Communications	1,138
5,843,844		PCCW Ltd	3,001
77,617		Philippine Long Distance Telephone Co	3,525
54,460		Philippine Long Distance Telephone Co (ADR)	2,403
1,412,000		Phoenix Satellite Television Holdings Ltd	133
398,302	e	Portugal Telecom SGPS S.A.	3,085
13,284		Preformed Line Products Co	500
61,229	*,e	Premiere AG.	168
140,739	e	ProSiebenSat.1 Media AG.	224
2,273,600		PT Indosat Tbk	930
73,179	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	390
11,819,325		PT Telekomunikasi Indonesia Tbk (Series B)	7,723
127,724	*	QSC AG.	154
6,219,072	e	Qwest Communications International, Inc	21,269
223,518	*,e	RCN Corp	827
2,417		Reply S.p.A	47
40,259		Reverse Corp Ltd	21
912,782	e	Rogers Communications, Inc (Class B)	21,031
60,900	e	Rostelecom (ADR)	3,140
2,811,598	e	Royal KPN NV	37,579
72,048		Salmat Ltd	189
185,078	*,e	SAVVIS, Inc	1,146
464,009	*,e	SBA Communications Corp (Class A)	10,811
873,566	e	Scripps Networks Interactive (Class A)	19,664
225,617		SES Global S.A.	4,310
3,205	*	Seven Network Ltd	176
93,647	e	Seven Network Ltd	384
855,384	e	Shaw Communications, Inc (B Shares)	13,040
115,485	e	Shenandoah Telecom Co	2,633
31,900		Sibirtelecom (ADR)	65
273,217	e	Sinclair Broadcast Group, Inc (Class A)	281
11,896,837		Singapore Telecommunications Ltd	19,790
51,393		SK Telecom Co Ltd	7,134
30,000		SK Telecom Co Ltd (ADR)	464
151,393		Sky Network Television Ltd	352
1,838	e	Sky Perfect Jsat Corp	704
167,000		SmarTone Telecommunications Holding Ltd	98
14,094	e	Societe Television Francaise 1	110
1,420,704	*,e	SONAECOM - SGPS S.A.	2,816
18,592,503	*	Sprint Nextel Corp	66,375
1,831,000		StarHub Ltd	2,372
12,756		Swisscom AG.	3,583
103,545	*,e	Switch & Data Facilities Co, Inc	908
319,286	*	Syniverse Holdings, Inc	5,032
3,655,264		Taiwan Mobile Co Ltd	5,298
83,162		Tele Norte Leste Participacoes S.A.	1,362

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
331,778		Tele Norte Leste Participacoes S.A.	$4,648
72,308		Tele2 AB (B Shares)	611
78,900	*	Telecom Argentina S.A. (ADR) (Class B)	611
5,676,913		Telecom Corp of New Zealand Ltd	7,384
337,048		Telecom Egypt	887
670,397	*	Telecom Italia Media S.p.A.	71
3,979,560	e	Telecom Italia S.p.A.	4,053
4,471,806	e	Telecom Italia S.p.A.	5,769
67,467		Telecom Plus PLC	293
269,319	*	TeleCommunication Systems, Inc (Class A)	2,470
117,935		Telefonica O2 Czech Republic A.S.	2,338
5,511,091		Telefonica S.A.	109,977
8,008,519	e	Telefonos de Mexico S.A. de C.V. (Series L)	6,055
8,018		Telegate AG.	79
2,967,098		Telekom Austria AG.	44,940
2,653,400		Telekom Malaysia BHD	2,562
809,170		Telekomunikacja Polska S.A.	4,374
52,200		Telemar Norte Leste S.A.	1,177
298,667	e	Telenet Group Holding NV	5,055
1,053,919		Telenor ASA	6,038
545,062		Telephone & Data Systems, Inc	14,450
129,897		Telesp Celular Participacoes S.A.	1,711
218,514		Television Broadcasts Ltd	698
458,112	e	TeliaSonera AB	2,207
340,004		Telkom S.A. Ltd	3,786
5,928,759	e	Telmex Internacional SAB de CV	2,746
6,884,492		Telstra Corp Ltd	15,367
141,113		TELUS Corp	3,882
262,000		TELUS Corp	6,860
184,707	e	Ten Network Holdings Ltd	100
276,921	*,e	Terremark Worldwide, Inc	745
326,066	*,e	TerreStar Corp	183
3,691		Thrane & Thrane AS	82
617,598		Tim Participacoes S.A.	769
2,229,040	e	Time Warner Cable, Inc	55,280
287,198	*,e	Tiscali S.p.A.	148
591,445	*,e	TiVo, Inc	4,164
28,200		Tokyo Broadcasting System, Inc	369
565,200		Total Access Communication PCL	422
678,000		Total Access Communication PCL	507
515,250	*	Turk Telekomunikasyon AS	1,196
774,831		Turkcell Iletisim Hizmet AS	3,798
134		TV Asahi Corp	149
2,700		TV Tokyo Corp	104
129,758		TVN S.A.	317
31,900	e	Uralsvyazinform (ADR)	48
208,619	*	US Cellular Corp	6,955
143,775	e	USA Mobility, Inc	1,324
101,846	*,e	Usen Corp	95
88,724		UTV Media plc	77
16,030,644		Verizon Communications, Inc	484,125
16,078	*	VERSATEL AG.	124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,076,311	*	Viacom, Inc (Class B)	$53,466
57,314		Videsh Sanchar Nigam Ltd	586
537,550	e	Vimpel-Communications (ADR)	3,516
144,555	*,e	Virgin Mobile USA, Inc (Class A)	186
2,395,854	e	Vivendi Universal S.A.	63,424
72,135,235		Vodafone Group plc	127,050
283,725		Vodafone Group plc (ADR)	4,942
51,500		VolgaTelecom (ADR)	75
216,685	*,e	Vonage Holdings Corp	87
2,217,748	e	Windstream Corp	17,875
13	*,e	Xanadoo Co (Class A)	3
204,149		ZEE Telefilms Ltd	428
		TOTAL COMMUNICATIONS	3,667,706

DEPOSITORY INSTITUTIONS - 6.76%
95,137	e	1st Source Corp	1,717
1,010,030		77 Bank Ltd	4,969
150,457	e	Abington Bancorp, Inc	1,246
480,138		ABSA Group Ltd	4,876
777,063		African Bank Investments Ltd	2,067
244,520		Agricultural Bank of Greece	361
7,800		Aichi Bank Ltd	535
1,199,193		Akbank TAS	3,520
229,000		Akita Bank Ltd	851
792,800		Alliance Financial Group BHD	368
1,104,392		Allied Irish Banks plc	880
84,015		Alpha Bank S.A.	556
15,829	e	Amagerbanken AS	73
125,713	e	Amcore Financial, Inc	201
76,032	e	Ameris Bancorp	358
34,154	e	Ames National Corp	584
2,849,167		AMMB Holdings BHD	2,040
90,433	e	Anchor Bancorp Wisconsin, Inc	122
541,290	m	Anglo Irish Bank Corp plc	156
105,000	e	Aomori Bank Ltd	402
1,128,834	e	Aozora Bank Ltd	1,232
47,346	e	Arrow Financial Corp	1,122
402,628	e	Associated Banc-Corp	6,217
276,519	e	Astoria Financial Corp	2,541
489,687	*	Asya Katilim Bankasi AS	327
27,771		Attijariwafa Bank	893
3,618,570	e	Australia & New Zealand Banking Group Ltd	39,630
181,000		Awa Bank Ltd	1,097
403,509	e	Banca Carige S.p.A.	1,324
25,926		Banca Generali SpA	81
6,847		Banca IFIS S.p.A.	60
235,734		Banca Intesa S.p.A.	444
11,540,741		Banca Intesa S.p.A.	31,778
1,635,055	e	Banca Monte dei Paschi di Siena S.p.A.	2,264
73,568		Banca Popolare dell'Etruria e del Lazio	342
107,055	e	Banca Popolare di Milano	533
38,243		Banca Profilo S.p.A.	24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
45,303	e	Bancfirst Corp	$1,649
132,557	e	Banche Popolari Unite Scpa	1,461
4,378,516	e	Banco Bilbao Vizcaya Argentaria S.A.	35,544
2,356	e	Banco BPI S.A.	5
1,632,650		Banco Bradesco S.A.	16,258
357,165	*,e	Banco Comercial Portugues S.A.	293
26,529		BANCO DE CREDITO E INVERSIONES	487
681,400		Banco de Oro Universal Bank	360
153,783	e	Banco de Sabadell S.A.	772
31,850	e	Banco de Valencia S.A.	264
31,809	e	Banco di Desio e della Brianza S.p.A.	186
461,100		Banco do Brasil S.A.	3,353
504,323		Banco do Estado do Rio Grande do Sul	1,520
51,183	e	Banco Espirito Santo S.A.	199
2,162,860		Banco Itau Holding Financeira S.A.	23,915
159,414		Banco Latinoamericano de Exportaciones S.A. (Class E)	1,494
43,800	e	Banco Macro S.A. (ADR) (Class B)	445
32,700		Banco Nossa Caixa S.A.	999
158,587	e	Banco Pastor S.A.	877
755,898		Banco Popolare Scarl	3,475
1,400,333	e	Banco Popular Espanol S.A.	8,875
22,879,064	e	Banco Santander Central Hispano S.A.	157,761
64,035,384		Banco Santander Chile S.A.	2,119
7,154	*,e	Banco Santander S.A. (ADR)	49
53,422		BanColombia S.A.	255
311,301		BanColombia S.A.	1,498
80,691	f	BanColombia S.A. (ADR)	1,571
260,300	e	Bancorpsouth, Inc	5,425
93,833	e	BancTrust Financial Group, Inc	594
90,500		Bangkok Bank PCL	190
1,380,100		Bangkok Bank PCL	2,919
545,100		Bangkok Bank PCL (ADR)	1,145
170,480	e	Banif SGPS S.A.	233
30,285		Bank Handlowy w Warszawie S.A.	325
1,003,934		Bank Hapoalim Ltd	1,833
1,043,272		Bank Leumi Le-Israel	2,062
489,497		Bank Millennium S.A.	253
271,935	e	Bank Mutual Corp	2,464
31,321,065		Bank of America Corp	213,610
38,354		Bank of Attica	122
2,886,500		Bank of Ayudhya PCL	708
55,314,000	e	Bank of China Ltd	18,341
6,483,022	e	Bank of Communications Co Ltd	4,500
7,097,554	e	Bank of East Asia Ltd	13,700
275,132	e	Bank of Hawaii Corp	9,074
12,000	e	Bank of Ikeda Ltd	503
1,190,495		Bank of Ireland	822
10,100	e	Bank of Iwate Ltd	479
693,694	e	Bank of Kyoto Ltd	5,831
1,079,300	e	Bank of Montreal	28,241
95,000		Bank of Nagoya Ltd	395

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,400,620		Bank of New York Mellon Corp	$180,818
1,852,100	e	Bank of NOVA Scotia	45,641
66,900		Bank of Okinawa Ltd	2,034
154,174	e	Bank of Queensland Ltd	905
211,000		Bank of Saga Ltd	695
65,749	e	Bank of the Ozarks, Inc	1,517
1,245,480		Bank of the Philippine Islands	876
299,400	e	Bank of the Ryukyus Ltd	2,462
1,491,210	e	Bank of Yokohama Ltd	6,297
6,584,000		Bank Rakyat Indonesia	2,393
21,694	e	Bank Sarasin & Compagnie AG.	456
22,674		Bank Zachodni WBK S.A.	444
111,089	e	BankFinancial Corp	1,108
62,691		Bankinter S.A.	664
106,309	e	Banner Corp	309
3,765		Banque Cantonale Vaudoise	1,249
38,348		Banque Marocaine du Commerce Exterieur	1,028
14,035,112	e	Barclays plc	29,805
4,562		Basler Kantonalbank	461
1,965,429	e	BB&T Corp	33,255
295,009	e	Bendigo Bank Ltd	1,680
174,196	*	Beneficial Mutual Bancorp, Inc	1,716
55,406	e	Berkshire Hills Bancorp, Inc	1,270
38,476		BinckBank NV	334
2,125,890	e	BNP Paribas	87,897
5,570,196	e	BOC Hong Kong Holdings Ltd	5,699
68,551	e	BOK Financial Corp	2,368
315,571	e	Boston Private Financial Holdings, Inc	1,108
8,245	*	BRE Bank S.A.	249
328,458	e	Brookline Bancorp, Inc	3,120
4,394	e	Brooklyn Federal Bancorp, Inc	48
35,543	e	Bryn Mawr Bank Corp	599
2,653,048		Bumiputra-Commerce Holdings BHD	4,985
56,988		Caja de Ahorros del Mediterraneo	447
40,712	e	Camden National Corp	930
526,917	e	Canadian Imperial Bank of Commerce/Canada	19,174
46,576	e	Canadian Western Bank	384
73,425	e	Capital City Bank Group, Inc	841
94,039	e	Capitol Bancorp Ltd	390
76,287	e	Capitol Federal Financial	2,884
131,372	e	Cardinal Financial Corp	754
125,386	e	Cascade Bancorp	204
33,398	e	Cass Information Systems, Inc	1,083
6,342,766		Cathay Financial Holding Co Ltd	5,452
267,973	e	Cathay General Bancorp	2,795
50,457	e	Centerstate Banks of Florida, Inc	556
165,577	e	Central Pacific Financial Corp	927
3,821,000		Chang Hwa Commercial Bank	1,284
128,051	e	Chemical Financial Corp	2,665
1,611,664	e	Chiba Bank Ltd	7,897
23,600	*	Chiba Kogyo Bank Ltd	229
8,249,000	e	China Citic Bank	3,118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
53,187,545	e	China Construction Bank	$30,194
9,837,449		China Development Financial Holding Corp	1,955
4,161,623	e	China Merchants Bank Co Ltd	7,270
9,674,657		Chinatrust Financial Holding Co	3,538
72,000		Chong Hing Bank Ltd	81
216,000	e	Chugoku Bank Ltd	2,745
133,000		Chukyo Bank Ltd	433
24,122,664	e	Citigroup, Inc	61,030
47,197	e	Citizens & Northern Corp	873
722,527	e	Citizens Republic Bancorp, Inc	1,120
70,775	e	City Bank	234
90,406	e	City Holding Co	2,467
145,184	e	City National Corp	4,903
70,609	e	Clifton Savings Bancorp, Inc	706
102,909	e	CoBiz, Inc	540
1,081,571	e	Colonial Bancgroup, Inc	973
107,245	e	Columbia Banking System, Inc	686
27,781		Comdirect Bank AG.	203
1,087,148	e	Comerica, Inc	19,906
197,135	e	Commerce Bancshares, Inc	7,156
329,114		Commercial International Bank	1,879
840,050	e	Commerzbank AG.	4,487
1,531,553	e,m	Commonwealth Bank of Australia	36,986
186,904	e	Community Bank System, Inc	3,131
81,010	e	Community Trust Bancorp, Inc	2,167
167,434	e	Corus Bankshares, Inc	45
81,280		Credicorp Ltd	3,840
473,855		Credit Agricole S.A.	5,233
74,040		Credito Artigiano S.p.A.	198
95,562		Credito Emiliano S.p.A.	394
343,357	e	Cullen/Frost Bankers, Inc	16,117
376,925	e	CVB Financial Corp	2,499
130,930		Daegu Bank	690
229,200	e	Dah Sing Banking Group Ltd	126
158,000	e	Dah Sing Financial Holdings Ltd	308
433,000		Daishi Bank Ltd	1,693
100,939	e	Danske Bank AS	850
32,235		Datacash Group plc	95
6,611,355	e	DBS Group Holdings Ltd	36,731
247,267	e	Deutsche Bank AG.	9,954
13,684	e	Deutsche Postbank AG.	217
159,759	e	Dexia	552
128,974	e	Dime Community Bancshares	1,210
1,057,975	e	DNB NOR Holding ASA	4,762
121,577	*,e	Dollar Financial Corp	1,157
2,758,408		E.Sun Financial Holding Co Ltd	675
370,040	e	East West Bancorp, Inc	1,691
765,463		EFG Eurobank Ergasias S.A.	4,414
276,654	e	EFG International	2,063
132,000	e	Ehime Bank Ltd	349
112,000		Eighteenth Bank Ltd	381
33,236	*	Emporiki Bank S.A.	205

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
34,455	*,e	Encore Bancshares, Inc	$306
50,485	e	Enterprise Financial Services Corp	493
346,700		EON Capital BHD	255
525,730	e	Erste Bank der Oesterreichischen Sparkassen AG.	8,906
102,211	e	ESSA Bancorp, Inc	1,360
262,289	*,e	Euronet Worldwide, Inc	3,425
33,595	e	Farmers Capital Bank Corp	526
1,598,760	e	Fifth Third Bancorp	4,668
51,608	e	Financial Institutions, Inc	393
4,960	e,m	Fionia Bank AS	28
414,543	e	First Bancorp	1,766
74,678	e	First Bancorp	894
47,231	e	First Bancorp, Inc	749
149,391	e	First Busey Corp	1,159
22,876		First Citizens Bancshares, Inc (Class A)	3,015
481,796	e	First Commonwealth Financial Corp	4,274
44,885	e	First Community Bancshares, Inc	524
212,018	e	First Financial Bancorp	2,021
110,067	e	First Financial Bankshares, Inc	5,302
62,211	e	First Financial Corp	2,296
88,048	e	First Financial Holdings, Inc	674
126,065		First Financial Northwest, Inc	1,051
4,908,067	e	First Horizon National Corp	52,713
114,752	e	First Merchants Corp	1,238
270,050	e	First Midwest Bancorp, Inc	2,320
658,769	e	First Niagara Financial Group, Inc	7,181
122,028	e	First Place Financial Corp	410
43,707	e	First South Bancorp, Inc	464
462,066	e	FirstMerit Corp	8,410
3,500,308		FirstRand Ltd	4,456
267,555	*,e	Flagstar Bancorp, Inc	201
124,477	e	Flushing Financial Corp	749
485,978	e	FNB Corp	3,727
4,329,291		Fortis	7,955
9,516	*,e	Fox Chase Bancorp, Inc	90
275,028	e	Frontier Financial Corp	303
194,000	e	Fubon Bank Hong Kong Ltd	50
6,013,818		Fubon Financial Holding Co Ltd	3,627
9,325,587		Fuhwa Financial Holdings Co Ltd	4,262
137,000		Fukui Bank Ltd	429
1,167,647		Fukuoka Financial Group, Inc	3,527
130,000		Fukushima Bank Ltd	67
554,831	e	Fulton Financial Corp	3,679
33,219	*	Geniki Bank	46
333,012	e	Glacier Bancorp, Inc	5,232
52,056		Greek Postal Savings Bank	261
64,504	e	Greene County Bancshares, Inc	568
1,485,903	e	Grupo Financiero Banorte S.A. de C.V.	1,975
671,702	e	Grupo Financiero Inbursa S.A.	1,738
366,001	*,e	Guaranty Bancorp	641
672,090	e	Gunma Bank Ltd	3,599

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
367,120	e	Hachijuni Bank Ltd	$2,118
141,649	e	Hancock Holding Co	4,431
255,302		Hang Seng Bank Ltd	2,571
219,499	e	Hanmi Financial Corp	285
218,921	e	Harleysville National Corp	1,327
324,598		HDFC Bank Ltd	6,228
77,722	e	Heartland Financial USA, Inc	1,052
59,860	e	Heritage Commerce Corp	314
104,000		Higashi-Nippon Bank Ltd	279
150,000		Higo Bank Ltd	862
177,300	e	Hiroshima Bank Ltd	672
309,000	e	Hokkoku Bank Ltd	1,096
227,000	e	Hokuetsu Bank Ltd	378
2,672,300	e	Hokuhoku Financial Group, Inc	4,832
74,241	e	Home Bancshares, Inc	1,483
29,669		Home Capital Group, Inc	588
10,448	e	Home Federal Bancorp, Inc	91
662,000		Hong Leong Bank BHD	972
347,100		Hong Leong Credit BHD	446
11,728		HQ AB	110
17,429,750		HSBC Holdings plc	98,786
3,546,440		Hua Nan Financial Holdings Co Ltd	1,861
4,125,530		Hudson City Bancorp, Inc	48,227
1,172,609	e	Huntington Bancshares, Inc	1,947
201,000		Hyakugo Bank Ltd	1,023
238,000		Hyakujushi Bank Ltd	1,113
88,180	e	IBERIABANK Corp	4,051
895,414		ICICI Bank Ltd	5,874
1,414,654	e	ICICI Bank Ltd (ADR)	18,801
96,960	e	Independent Bank Corp	1,430
51,371,000	e	Industrial & Commercial Bank of China	26,711
209,920		Industrial Bank Of Korea	1,040
25,667	*,b	IndyMac Bancorp, Inc	1
2,989		ING Bank Slaski S.A.	182
3,086,537		ING Groep NV	17,018
109,777	e	Integra Bank Corp	207
300,536	e	International Bancshares Corp	2,344
255,983		Investec Ltd	1,050
387,800		Investec plc	1,625
241,818	*,e	Investors Bancorp, Inc	2,048
464,408		Israel Discount Bank Ltd	345
109,000	e	Iyo Bank Ltd	1,096
2,087,895	e	Joyo Bank Ltd	9,576
22,468,857		JPMorgan Chase & Co	597,222
583,951		Julius Baer Holding AG.	14,364
237,000	e	Juroku Bank Ltd	785
7,486	*,e	Jyske Bank	171
144,000		Kagawa Bank Ltd	605
219,000		Kagoshima Bank Ltd	1,518
271,000		Kansai Urban Banking Corp	427
132,000	e	Kanto Tsukuba Bank Ltd	379

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,408		KAS Bank NV	$102
2,692,468		Kasikornbank PCL	3,435
90,396	e	Kearny Financial Corp	947
291,000		Keiyo Bank Ltd	1,170
4,068,213	e	Keycorp	32,017
948,000	e	Kiyo Holdings, Inc	1,178
17,648		Komercni Banka A.S.	1,759
278,582		Korea Exchange Bank	1,249
117,041		Kotak Mahindra Bank Ltd	651
2,988,300		Krung Thai Bank PCL	383
114,939	e	Lakeland Bancorp, Inc	923
83,567	e	Lakeland Financial Corp	1,604
26,659		Laurentian Bank of Canada	562
9,649		Liechtenstein Landesbank	437
2,714,912		Lloyds TSB Group plc	2,754
283,221	e	M&T Bank Corp	12,813
114,088	e	MainSource Financial Group, Inc	917
2,370,150		Malayan Banking BHD	2,510
812,874	e	Marshall & Ilsley Corp	4,576
194,379	e	MB Financial, Inc	2,644
842,784	e	Mediobanca S.p.A.	7,155
8,257,360		Mega Financial Holding Co Ltd	2,958
53,988	*,e	Meridian Interstate Bancorp, Inc	455
569,212	*,e	Metavante Technologies, Inc	11,361
551,400		Metropolitan Bank & Trust	297
166,000		Michinoku Bank Ltd	419
90,164	e	Midwest Banc Holdings, Inc	91
62,000	e	Mie Bank Ltd	192
283,000		Minato Bank Ltd	420
21,678,451		Mitsubishi UFJ Financial Group, Inc	104,248
1,909,321	e	Mitsui Trust Holdings, Inc	5,787
95,000		Miyazaki Bank Ltd	385
114,224		Mizrahi Tefahot Bank Ltd	547
11,874,900	e	Mizuho Financial Group, Inc	22,554
697,784	e	Mizuho Trust & Banking Co Ltd	641
20,800		Musashino Bank Ltd	639
186,000	e	Nanto Bank Ltd	1,011
143,214	e	Nara Bancorp, Inc	421
19,311	e	NASB Financial, Inc	481
2,652,776		National Australia Bank Ltd	37,077
283,791		National Bank of Canada	9,062
969,764		National Bank of Greece S.A.	14,701
450,965	e	National Penn Bancshares, Inc	3,743
218,338		Natixis	371
184,725	e	NBT Bancorp, Inc	3,997
287,352		Nedbank Group Ltd	2,579
282,796	*,e	Net 1 UEPS Technologies, Inc	4,301
1,207,603	e	New York Community Bancorp, Inc	13,489
607,934	e	NewAlliance Bancshares, Inc	7,137
733,693		Nishi-Nippon City Bank Ltd	1,571
1,040,246	e	Nordea Bank AB	5,189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,377	*	Northern Rock PLC	$29
1,600,932		Northern Trust Corp	95,768
106,741	e	Northfield Bancorp, Inc	1,167
92,755	e	Northwest Bancorp, Inc	1,568
45,851	e	OceanFirst Financial Corp	469
263,000	e	Ogaki Kyoritsu Bank Ltd	1,201
97,000		Oita Bank Ltd	535
188,494	e	OKO Bank (Class A)	1,112
377,297	e	Old National Bancorp	4,214
86,313	e	Old Second Bancorp, Inc	548
156,721	e	Oriental Financial Group, Inc	765
78,528	*,e	Oritani Financial Corp	1,099
357,684	*,e	OTP Bank Rt	3,002
1,199,730	e	Oversea-Chinese Banking Corp	3,818
266,966	e	Pacific Capital Bancorp	1,807
54,763	e	Pacific Continental Corp	637
137,602	e	PacWest Bancorp	1,972
63,720	e	Park National Corp	3,552
38,298		PayPoint plc	200
44,115	e	Peapack Gladstone Financial Corp	795
26,552	*,e	Pennsylvania Commerce Bancorp, Inc	489
75,616	e	Peoples Bancorp, Inc	981
2,439,070	e	People's United Financial, Inc	43,830
1,316	*,b,e	PFF Bancorp, Inc	-	^
158,251	e	Piccolo Credito Valtellinese Scarl	1,283
125,532	*,e	Pinnacle Financial Partners, Inc	2,976
514,970		Piraeus Bank S.A.	3,421
2,379,972	e	PNC Financial Services Group, Inc	69,709
188,494	*,m	Pohjola Bank plc	256
884,371		Popular, Inc	1,928
511,737		Powszechna Kasa Oszczednosci Bank Polski S.A.	3,151
110,813	e	Premierwest Bancorp	445
107,922	e	PrivateBancorp, Inc	1,561
216,787	e	Prosperity Bancshares, Inc	5,929
192,318	e	Provident Bankshares Corp	1,356
338,014	e	Provident Financial Services, Inc	3,654
238,359	e	Provident New York Bancorp	2,038
14,560,500		PT Bank Central Asia Tbk	3,906
1,605,500		PT Bank Danamon Indonesia Tbk	434
11,974,500		PT Bank Mandiri Persero Tbk	2,254
1,207,205		Public Bank BHD	2,500
163,927		Pusan Bank	697
16,431	e	Raiffeisen International Bank Holding AG.	463
2,531,662	e	Regions Financial Corp	10,785
112,670	e	Renasant Corp	1,415
56,661	e	Republic Bancorp, Inc (Class A)	1,058
677,000	e	Resona Holdings, Inc	8,960
626,900		RHB Capital BHD	609
49,361	e	Rockville Financial, Inc	449
55,315	e	Roma Financial Corp	716
5,200	m	Roskilde Bank	-	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
135,601		Royal Bank of Canada	$3,922
2,311,841	e	Royal Bank of Canada	67,441
64,058	*,m	Royal Bank of Scotland Group plc	-	^
39,823,898		Royal Bank of Scotland Group plc	14,000
64,058		Royal Bank of Scotland Group plc	23
126,639	e	S&T Bancorp, Inc	2,686
68,959	e	S.Y. Bancorp, Inc	1,676
93,518	e	Sandy Spring Bancorp, Inc	1,044
230,000		San-In Godo Bank Ltd	1,759
41,965	e	Santander BanCorp	331
87,800		Sapporo Hokuyo Holdings, Inc	245
53,482	e,f	Sberbank (GDR)	5,599
61,150	e	SCBT Financial Corp	1,278
79,224	e	Seacoast Banking Corp of Florida	240
701	e	SEVEN BANK Ltd	1,858
205,000	e	Shiga Bank Ltd	1,110
116,000	e	Shikoku Bank Ltd	450
10,200		Shimizu Bank Ltd	419
4,127,113		Shin Kong Financial Holding Co Ltd	1,187
4,818,652	e	Shinsei Bank Ltd	4,819
1,683,564	e	Shizuoka Bank Ltd	15,035
73,000		Shonai Bank Ltd	125
45,180	e	Shore Bancshares, Inc	757
2,067,600		Siam Commercial Bank PCL	3,177
37,453	e	Sierra Bancorp	364
223,329	*,e	Signature Bank	6,305
92,088	e	Simmons First National Corp (Class A)	2,320
5,857,947		SinoPac Financial Holdings Co Ltd	1,166
552,192	e	Skandinaviska Enskilda Banken AB (Class A)	1,740
54,582	e	Smithtown Bancorp, Inc	616
2,018,207	e	Societe Generale	79,101
434,251	e	South Financial Group, Inc	478
76,271	e	Southside Bancshares, Inc	1,442
83,630	e	Southwest Bancorp, Inc	784
72,360	e	Sparebanken Midt-Norge	262
20,300	e	Sparebanken Nord-Norge	157
2,851		St Galler Kantonalbank	920
1,374,891	e	Standard Bank Group Ltd	11,539
73,479	e	State Bancorp, Inc	566
41,122		State Bank of India Ltd	865
28,134	e,f	State Bank of India Ltd (GDR)	1,153
2,074,846		State Street Corp	63,864
121,977	e	StellarOne Corp	1,453
93,508	e	Sterling Bancorp	926
413,397	e	Sterling Bancshares, Inc	2,704
329,218	e	Sterling Financial Corp	681
50,581	e	Suffolk Bancorp	1,315
1,310,600	e	Sumitomo Mitsui Financial Group, Inc	45,150
2,354,286		Sumitomo Trust & Banking Co Ltd	8,872
92,324	*,e	Sun Bancorp, Inc	479
1,688,316		Suncorp-Metway Ltd	7,044

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,005,845	e	SunTrust Banks, Inc	$23,549
1,151,837	e	Suruga Bank Ltd	9,426
490,735	e	Susquehanna Bancshares, Inc	4,579
164,561	*,e	SVB Financial Group	3,293
192,102		Svenska Handelsbanken (A Shares)	2,723
659,582	e	Swedbank AB (A Shares)	2,207
53,710	e	Sydbank AS	685
893,940	e	Synovus Financial Corp	2,905
5,857,000		Taishin Financial Holdings Co Ltd	950
3,354,000	*	Taiwan Business Bank	656
3,718,947	e	TCF Financial Corp	43,735
157,732	*,e	Texas Capital Bancshares, Inc	1,776
1,064,666	e	TFS Financial Corp	12,914
16,972,600	*	TMB Bank PCL	211
60,000		Tochigi Bank Ltd	290
117,000	e	Toho Bank Ltd	465
53,000		Tokushima Bank Ltd	288
21,300	e	Tokyo Tomin Bank Ltd	327
35,781	e	Tompkins Trustco, Inc	1,539
1,568,802	e	Toronto-Dominion Bank	54,077
173,000	*	Towa Bank Ltd	108
106,710	e	TowneBank	1,743
74,525	e	Trico Bancshares	1,248
462,088	e	Trustco Bank Corp NY	2,782
282,855	e	Trustmark Corp	5,199
2,595,295	*	Turkiye Garanti Bankasi AS	3,684
566,154		Turkiye Halk Bankasi AS	1,239
1,418,414		Turkiye Is Bankasi (Series C)	3,190
767,051		Turkiye Vakiflar Bankasi Tao	581
14,085,847	*	UBS A.G.	132,407
1,607,607	*,e	UBS AG.	15,160
622,485	e	UCBH Holdings, Inc	940
174,507	e	UMB Financial Corp	7,415
337,291	e	Umpqua Holdings Corp	3,056
24,667,367		UniCredito Italiano S.p.A	40,704
85,382	e	Union Bankshares Corp	1,183
218,131	e	United Bankshares, Inc	3,761
239,420	e	United Community Banks, Inc	996
184,554	e	United Community Financial Corp	223
102,342	e	United Financial Bancorp, Inc	1,340
1,162,312	e	United Overseas Bank Ltd	7,428
39,895	e	United Security Bancshares	294
70,863	e	Univest Corp of Pennsylvania	1,240
8,548,690	e	US Bancorp	124,896
314,778		UTI Bank Ltd	2,574
852,100	e	Valley National Bancorp	10,540
3,378		Verwalt & Privat-Bank AG.	198
60,789	e	ViewPoint Financial Group	731
17,302		Vontobel Holding AG.	321
1,535,962	e,f	VTB Bank OJSC (GDR)	2,488
17,045	e	W Holding Co, Inc	155
280,748	e	Washington Federal, Inc	3,731

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
73,207	e	Washington Trust Bancorp, Inc	$1,190
113,955		Waterland Financial Holdings	24
55,788	*,e	Waterstone Financial, Inc	114
351,495	e	Webster Financial Corp	1,494
24,463,149	e	Wells Fargo & Co	348,355
147,247	e	WesBanco, Inc	3,362
91,694	e	West Bancorporation, Inc	683
83,206	e	West Coast Bancorp	185
153,896	e	Westamerica Bancorporation	7,012
116,390	*,e	Western Alliance Bancorp	531
4,839,381		Western Union Co	60,831
165,612	e	Westfield Financial, Inc	1,457
2,665,067	e	Westpac Banking Corp	35,377
225,908	e	Whitney Holding Corp	2,587
220,320	e	Wilmington Trust Corp	2,135
115,254	e	Wilshire Bancorp, Inc	595
167,127		Wing Hang Bank Ltd	801
136,385	e	Wintrust Financial Corp	1,678
268,590		Woori Finance Holdings Co Ltd	1,363
37,119	e	WSFS Financial Corp	830
21,300		Yachiyo Bank Ltd	745
62,004	e	Yadkin Valley Financial Corp	462
91,000		Yamagata Bank Ltd	432
408,000		Yamaguchi Financial Group, Inc	3,821
160,000		Yamanashi Chuo Bank Ltd	832
901,231	*	Yapi ve Kredi Bankasi	927
412,618	e	Zions Bancorporation	4,056
		TOTAL DEPOSITORY INSTITUTIONS	4,557,715

EATING AND DRINKING PLACES - 1.11%
171,790	*	AFC Enterprises	775
2,224,000		Ajisen China Holdings Ltd	1,108
11,139	e	Autogrill S.p.A.	64
87,778	*,e	BJ's Restaurants, Inc	1,221
177,465	e	Bob Evans Farms, Inc	3,979
740,283	e	Brinker International, Inc	11,178
89,659	*,e	Buffalo Wild Wings, Inc	3,280
1,295,284	e	Burger King Holdings, Inc	29,727
486,000		Cafe de Coral Holdings Ltd	954
120,542	*,e	California Pizza Kitchen, Inc	1,577
130,652	e	CBRL Group, Inc	3,742
145,174	*,e	CEC Entertainment, Inc	3,757
1,052,600	*,e	Cheesecake Factory	12,052
107,219	*,e	Chipotle Mexican Grill, Inc (Class A)	7,117
326,732		CKE Restaurants, Inc	2,745
4,000		Coco's Japan Co Ltd	73
23,500	e	Colowide Co Ltd	122
21,791,073		Compass Group plc	99,741
2,187,781	e	Darden Restaurants, Inc	74,953
687,649	*,e	Denny's Corp	1,148
86,165	e	DineEquity, Inc	1,022
224,131	*,e	Domino's Pizza, Inc	1,468

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,630	*,e	Einstein Noah Restaurant Group, Inc	$144
4,196,355		Enterprise Inns plc	4,079
203,508		Greene King plc	1,429
4,200	e	Ichibanya Co Ltd	87
423,378	*,e	Jack in the Box, Inc	9,860
475,600		Jollibee Foods Corp	428
8,300	e	Kappa Create Co Ltd	133
5,000		Kentucky Fried Chicken Japan Ltd	81
12,000	e	Kisoji Co Ltd	230
465,712	*,e	Krispy Kreme Doughnuts, Inc	745
42,476	e	Landry's Restaurants, Inc	222
114,757	*,e	Luby's, Inc	563
385,085		Marston's plc	747
6,161,333		McDonald's Corp	336,224
64,200		McDonald's Holdings Co Japan Ltd	1,092
225,227	e	Mitchells & Butlers plc	780
17,000	e	MOS Food Services, Inc	263
155,464	e	O'Charleys, Inc	468
130,668		Onex Corp	1,604
144,334	*,e	Papa John's International, Inc	3,301
120,414	*,e	PF Chang's China Bistro, Inc	2,755
27,600	e	Plenus Co Ltd	420
177,424	e	Punch Taverns plc	149
81,176	*,e	Red Robin Gourmet Burgers, Inc	1,431
188,764	e	Restaurant Group plc	366
30,802	*,e	Rick's Cabaret International, Inc	140
16,200	e	Royal Holdings Co Ltd	173
271,424	*,e	Ruby Tuesday, Inc	793
106,908	*,e	Ruth's Chris Steak House, Inc	129
29,800	e	Saizeriya Co Ltd	303
108,960	e	Sodexho Alliance S.A.	4,969
300,805	*,e	Sonic Corp	3,014
9,900	*,e	St Marc Holdings Co Ltd	247
294	e	Starbucks Coffee Japan Ltd	113
160,042	*,e	Steak N Shake Co	1,212
316,000		Tao Heung Holdings Ltd	73
242,449	*,e	Texas Roadhouse, Inc (Class A)	2,311
608,602	e	Tim Hortons, Inc	15,440
23,600	e	WATAMI Co Ltd	480
3,938,025	e	Wendy's/Arby's Group, Inc (Class A)	19,808
84,591	e	Wetherspoon (J.D.) PLC	514
20,442		Whitbread plc	231
595	e	Yoshinoya D&C Co Ltd	650
2,565,995	e	Yum! Brands, Inc	70,514
55,900	e	Zensho Co Ltd	266
		TOTAL EATING AND DRINKING PLACES	750,784

EDUCATIONAL SERVICES - 0.25%
1,299,039	e,m	ABC Learning Centres Ltd	488
4,415	*	Academedia AB	42
55,908	*,e	American Public Education, Inc	2,351
998,649	*	Apollo Group, Inc (Class A)	78,224

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
139,717	e	Benesse Corp	$5,110
761,957		CAE, Inc	4,611
476,522	*,e	Career Education Corp	11,417
502,248	*,e	Corinthian Colleges, Inc	9,769
302,295	e	DeVry, Inc	14,565
52,288	*,e	Grand Canyon Education, Inc	902
230,547	*,e	ITT Educational Services, Inc	27,993
32,429	*,e	K12, Inc	451
46,609	*,e	Learning Tree International, Inc	395
18,388	*,e	Lincoln Educational Services Corp	337
70,305	*,e	Princeton Review, Inc	306
772,000		Raffles Education Corp Ltd	190
56,212	e	Strayer Education, Inc	10,111
109,451	*,e	Universal Technical Institute, Inc	1,313
82,735		UP, Inc	445
335,000		YBM Sisa.com, Inc	2,301
		TOTAL EDUCATIONAL SERVICES	171,321

ELECTRIC, GAS, AND SANITARY SERVICES - 4.97%
1,188,776	e	A2A S.p.A.	1,805
194,243	e	ACEA S.p.A.	2,323
19,567	e	AcegasAps S.p.A.	112
39,665		Actelios S.p.A.	167
3,793,010	*,e	AES Corp	22,037
181,700		AES Tiete S.A.	1,379
1,044,024	e	AGL Energy Ltd	10,860
244,277	e	AGL Resources, Inc	6,481
25,225		Algonquin Power Income Fund	48
1,264,069		Allegheny Energy, Inc	29,288
142,436	e	Allete, Inc	3,802
414,356		Alliant Energy Corp	10,230
723,207	e	Ameren Corp	16,771
94,319	e	American Ecology Corp	1,315
1,980,089		American Electric Power Co, Inc	50,017
86,873	e	American States Water Co	3,155
479,948	e	American Water Works Co, Inc	9,234
422,479		Aqua America, Inc	8,450
131,605		Ascopiave S.p.A.	265
38,880		Atco Ltd	1,110
610,910		Atmos Energy Corp	14,124
304,249		Avista Corp	4,193
462,816	*,e	Beacon Power Corp	218
74,361	e	BFI Canada Ltd	552
14,433		Bkw Fmb Energie AG	1,040
212,840	e	Black Hills Corp	3,808
14,702		Boralex Power, Income Fund	46
13,795	*	Boralex, Inc	60
102,577	e	California Water Service Group	4,294
1,710,884	*,e	Calpine Corp	11,651
90,731	*,e	Canadian Hydro Developers, Inc	172
231,834	e	Canadian Utilities Ltd	6,758
121,442	*,e	Casella Waste Systems, Inc (Class A)	208

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,149,845		Centerpoint Energy, Inc	$22,423
65,191	e	Central Vermont Public Service Corp	1,128
15,915,564	e	Centrica plc	52,010
35,539	*	Ceres Power Holdings plc	55
263,114		CEZ	9,389
95,536	e	CH Energy Group, Inc	4,481
49,823		Chemtrade Logistics Income Fund	197
40,181	e	Chesapeake Utilities Corp	1,225
5,197,000	e	China Resources Power Holdings Co	10,889
3,319,848	*	China Water Affairs Group Ltd	518
1,092,130	e	Chubu Electric Power Co, Inc	23,942
411,825	e	Chugoku Electric Power Co, Inc	8,903
37,500		Cia de Transmissao de Energia Eletrica Paulista	783
572,120	e	CIR-Compagnie Industriali Riunite S.p.A.	592
127,157	*,e	Clean Energy Fuels Corp	774
106,499	*,e	Clean Harbors, Inc	5,112
326,012	e	Cleco Corp	7,071
1,469,034		CLP Holdings Ltd	10,093
1,833,640	e	CMS Energy Corp	21,710
388,461		Cofide S.p.A.	180
7,338,094	*	Colbun S.A.	1,397
119,595		Companhia de Saneamento Basico do Estado de Sao Paulo	1,330
363,012		Companhia Energetica de Minas Gerais	5,397
161,688		Companhia Energetica de Sao Paulo (Class B)	906
108,402		Companhia Paranaense de Energia	1,126
47,029	e	Connecticut Water Service, Inc	954
1,151,301	e	Consolidated Edison, Inc	45,603
80,283	e	Consolidated Water Co, Inc	871
3,731,219	e	Constellation Energy Group, Inc	77,087
1,083,383		Contact Energy Ltd	3,535
702,942	*,e	Covanta Holding Corp	9,202
127,800		CPFL Energia S.A.	1,735
221,999	e	Crosstex Energy, Inc	364
6,020,000	e	Datang International Power Generation Co Ltd	2,649
787,291	*	Dogan Sirketler Grubu Holdings	260
1,893,759		Dominion Resources, Inc	58,688
367,946	e	DPL, Inc	8,294
1,535,324		Drax Group plc	11,378
683,301	e	DTE Energy Co	18,927
1,641,878	m	DUET Group	1,898
262,700	*,m	DUET Group	66
7,248,687		Duke Energy Corp	103,801
1,962,468	*,e	Dynegy, Inc (Class A)	2,767
4,838,205	e	E.ON AG.	134,410
1,575,638	e	Edison International	45,394
67,992		EDP - Energias do Brasil S.A.	711
179,152	*	EDP Renovaveis S.A.	1,464
2,369,072	e	El Paso Corp	14,807
249,596	*,e	El Paso Electric Co	3,517
470,585		Electric Power Development Co	13,882
1,224,246	e	Electricite de France	48,040
40,000		Electricity Generating PCL (ADR)	75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
196,303		Eletropaulo Metropolitana de Sao Paulo S.A.	$2,763
44,741	*	ElSwedy Cables Holding Co	407
188,906	e	Empire District Electric Co	2,728
3,914,923		Empresa Nacional de Electricidad S.A.	4,903
21,036		Enagas	298
669,792	e	Enbridge, Inc	19,311
4,463,282	e	Enel S.p.A.	21,422
621,301		Energen Corp	18,098
324,113	e	Energias de Portugal S.A.	1,125
1,018,098	e	Energy Developments Ltd	899
57,453		Energy Savings Income Fund	483
415,550	*,e	Energy World Corp Ltd	111
235,440	e	EnergySolutions, Inc	2,037
45,539	*,e	EnerNOC, Inc	662
18,079,288		Enersis S.A.	5,444
19,301	*	EnerTAD S.p.A.	21
101,108		Enia S.p.A.	495
286,893		Enka Insaat ve Sanayi AS	1,018
1,305,049		Entergy Corp	88,861
1,095,587	e	Envestra Ltd	267
4,829,570		Exelon Corp	219,214
73,491		Fersa Energias Renovables S.A.	191
1,664,717		FirstEnergy Corp	64,258
221,433	e	Fortis, Inc	3,888
2,040,883		Fortum Oyj	38,910
2,290,610	e	FPL Group, Inc	116,203
366,120	*	Gas Natural SDG S.A.	5,005
890,551	e	Gas Natural SDG S.A.	12,175
9,757		Gas Plus	86
2,562,374	e	Gaz de France	88,003
691,100		Glow Energy PCL	409
39,216		Great Lakes Hydro Income Fund	491
378,992	e	Great Plains Energy, Inc	5,105
22,385	*,e	Greentech Energy Systems	43
3,050,000		Guangdong Investments Ltd	1,228
10,550	e	Hafslund ASA (B shares)	86
266,841		Hastie Group Ltd	252
289,778	e	Hastings Diversified Utilities Fund	124
471,617	e	Hawaiian Electric Industries, Inc	6,480
465,030		Hera S.p.A.	766
274,670	e	Hokkaido Electric Power Co, Inc	5,494
243,000	e	Hokuriku Electric Power Co	5,818
1,426,032		Hong Kong & China Gas Ltd	2,248
3,895,468	e	Hong Kong Electric Holdings Ltd	23,120
1,958,000	*	Huadian Power International Co	442
3,802,000	e	Huaneng Power International, Inc	2,521
65,863	e	Hunting PLC	377
801,450	*	Iberdrola Renovables	3,322
4,740,652	e	Iberdrola S.A.	33,256
247,122	e	Idacorp, Inc	5,773
9,575		Innergex Power Income Fund	68
245,035	e	Integrys Energy Group, Inc	6,381

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
406,655		Interconexion Electrica S.A.	$1,191
700	e,m	Interconexion Electrica S.A.(ADR)	56
2,055,653		International Power plc	6,209
511,029		Iride S.p.A.	611
294,724	e	ITC Holdings Corp	12,856
234,000	e	Iwatani International Corp	518
76		Japan Wind Development Co Ltd	204
1,481,043	e	Kansai Electric Power Co, Inc	32,019
44,920		Keyera Facilities Income Fund	553
625,091	*	KOC Holding AS	880
328,837		Korea Electric Power Corp	6,050
21,966		Korea Gas Corp	642
935,527		Kyushu Electric Power Co, Inc	20,887
133,699	e	Laclede Group, Inc	5,212
28,889	e	Lassila & Tikanoja Oyj	362
428,640		Manila Electric Co	772
704,446		MDU Resources Group, Inc	11,370
118,301	e	MGE Energy, Inc	3,711
73,844	e	Middlesex Water Co	1,063
908,791	*,e	Mirant Corp	10,360
3,493,074		MMC Corp BHD	1,361
500,524	e	National Fuel Gas Co	15,351
1,506,626		National Grid plc	11,576
247,252	e	New Jersey Resources Corp	8,402
43,356		Newalta, Inc	88
263,405	e	Nicor, Inc	8,753
1,607,424		NiSource, Inc	15,753
902,441	e	Northeast Utilities	19,484
26,159		Northland Power Income Fund	208
602,946	e	Northumbrian Water Group plc	1,888
152,837	e	Northwest Natural Gas Co	6,636
215,938	e	NorthWestern Corp	4,638
1,882,993	*,e	NRG Energy, Inc	33,141
344,783	e	NSTAR	10,992
1,141,553		NTPC Ltd	4,047
279,398	*,e	Ocean Power Technologies, Inc	1,844
94,370	e	Oest Elektrizitatswirts AG. (Class A)	3,585
297,083	e	OGE Energy Corp	7,077
15,000		Okinawa Electric Power Co, Inc	794
336,739	e	Oneok, Inc	7,620
77,959		Ormat Industries	529
89,480	e	Ormat Technologies, Inc	2,457
7,130,477	e	Osaka Gas Co Ltd	22,187
200,635	e	Otter Tail Corp	4,424
305,905	e	Pennon Group plc	1,778
1,265,391		Pepco Holdings, Inc	15,792
518,800		Petronas Gas BHD	1,380
2,376,146	e	PG&E Corp	90,816
85,689	*,e	Pico Holdings, Inc	2,577
410,057		Piedmont Natural Gas Co, Inc	10,616
144,643	*,e	Pike Electric Corp	1,338
323,227		Pinnacle West Capital Corp	8,585

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
497,687	*,e	Plug Power, Inc	$433
503,565	e	PNM Resources, Inc	4,159
6,807,000		PNOC Energy Development Corp	549
1,334,135		Polish Oil & Gas Co	1,293
376,547	e	Portland General Electric Co	6,623
4,142	*	Poweo	87
453,261		Power Grid Corp of India Ltd	854
1,610,320		PPL Corp	46,232
1,405,448		Progress Energy, Inc	50,962
495,639	*,m	Progress Energy, Inc	5
10,553,500		PT Perusahaan Gas Negara	1,964
237,051		Public Power Corp	4,283
3,600,906		Public Service Enterprise Group, Inc	106,119
1,130,164	e	Questar Corp	33,261
434,700		Ratchaburi Electricity Generating Holding PCL	472
89,523		Red Electrica de Espana	3,497
139,625	*	Reliance Energy Ltd	1,419
565,193	*	Reliance Natural Resources Ltd	500
1,681,807	*	Reliant Energy, Inc	5,365
4,857,591		Republic Services, Inc	83,308
90,911	e	Resource America, Inc (Class A)	363
429,664		RWE AG.	30,147
5,518		RWE AG.	344
273,000	e	Saibu Gas Co Ltd	714
708,154	e	SCANA Corp	21,875
633,078		Scottish & Southern Energy plc	10,074
2,298	e	Seche Environnement S.A.	134
11,105		Sechilienne-Sidec	352
1,472,032		Sempra Energy	68,067
671,300		Severn Trent plc	9,536
158,386		Shanks Group PLC	127
241,200	e	Shikoku Electric Power Co, Inc	6,421
27,500		Shizuoka Gas Co Ltd	154
1,208,942		Sierra Pacific Resources	11,352
103,000	*	Sino-Environment Technology Group Ltd	10
76,051	e	SJW Corp	1,934
885,689		Snam Rete Gas S.p.A.	4,754
20,192	*,e	Solaria Energia y Medio Ambiente S.A.	41
171,202	e	South Jersey Industries, Inc	5,992
3,297,530	e	Southern Co	100,970
365,137	e	Southern Union Co	5,557
254,569		Southwest Gas Corp	5,364
132,250	e	Southwest Water Co	569
643,560		SP AusNet	407
334,116	*,e	Stericycle, Inc	15,947
45,085	*	Suez Environnement S.A.	663
74,528		Tata Power Co Ltd	1,129
696,301	e	TECO Energy, Inc	7,764
1,480,975		Tenaga Nasional BHD	2,478
323,392		Terna Rete Elettrica Nazionale S.p.A.	1,008
896,000	e	Toho Gas Co Ltd	4,091
772,593	e	Tohoku Electric Power Co, Inc	16,898

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,852,621	e	Tokyo Electric Power Co, Inc	$70,894
5,242,301		Tokyo Gas Co Ltd	18,271
137,496		Tractebel Energia S.A.	1,019
236,485		TransAlta Corp	3,461
724,969		UGI Corp	17,117
140,627	e	UIL Holdings Corp	3,139
80,900		Ultrapar Participacoes S.A.	1,940
45,938	*,f,m	Unified Energy System (GDR)	4
327,861	e	Union Fenosa S.A.	7,841
195,917	e	Unisource Energy Corp	5,523
512,024		United Utilities Group plc	3,552
13,204		Universal Energy Group Ltd	53
339,802		Vector Ltd	441
261,370	e	Vectren Corp	5,512
347,043	e	Veolia Environnement	7,248
425,297	*,e	Waste Connections, Inc	10,930
2,007,547		Waste Management, Inc	51,393
107,442	*,e	Waste Services, Inc	460
898,163	e	Westar Energy, Inc	15,745
283,688	e	WGL Holdings, Inc	9,305
2,378,928		Williams Cos, Inc	27,072
636,040		Wisconsin Energy Corp	26,186
4,040,796	e	Xcel Energy, Inc	75,280
8,412,722		YTL Power International	4,430
9,906	e	Zhongde Waste Technology AG.	156
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,345,909

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.10%
448,000	*	AAC Acoustic Technologies Holdings, Inc	211
19,747	*,e	Aastra Technologies Ltd	295
2,563,800		ABB Ltd	35,789
51,014		ABB Ltd India	429
185,405	*,e	Acme Packet, Inc	1,125
149,335	*,e	Actel Corp	1,511
218,012	e	Acuity Brands, Inc	4,914
643,597	*,e	Adaptec, Inc	1,545
324,198	*,e	ADC Telecommunications, Inc	1,423
228,126	*	Advanced Analogic Technologies, Inc	821
220,298	*,e	Advanced Battery Technologies, Inc	471
184,542	*,e	Advanced Energy Industries, Inc	1,390
1,952,855	*,e	Advanced Micro Devices, Inc	5,956
8,323,873		Advanced Semiconductor Engineering, Inc	4,038
110,009		Aga Rangemaster Group plc	142
15,000	e	Aiphone Co Ltd	247
124,936	*,e	Airvana, Inc	731
11,107,574	*,e	Alcatel S.A.	20,926
2,388,858	*	Alcatel-Lucent (ADR)	4,443
42,800		Alpine Electronics, Inc	277
567,992	e	Alps Electric Co Ltd	1,934
2,143,216	e	Altera Corp	37,613
207,830	*,e	American Superconductor Corp	3,598
382,687	e	Ametek, Inc	11,967

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
726,520	*,e	Amkor Technology, Inc	$1,947
945,982		Amphenol Corp (Class A)	26,951
298,894	*,e	Anadigics, Inc	619
1,097,771		Analog Devices, Inc	21,154
386,187		Ansaldo STS S.p.A.	6,137
4,996,504	*	Apple Computer, Inc	525,232
465,328	*,e	Applied Micro Circuits Corp	2,261
96,862	e	Applied Signal Technology, Inc	1,960
122,183		Arcelik AS	134
1,195,434	e	ARM Holdings PLC	1,758
712,090	*,e	Arris Group, Inc	5,248
11,848	*,e	Ascent Solar Technologies, Inc	48
17,967	*	Ascom Holding AG.	134
4,443,283		Asustek Computer, Inc	4,671
338,147	*,e	Atheros Communications, Inc	4,957
3,190,689	*	Atmel Corp	11,582
156,762	*	ATMI, Inc	2,419
8,083,377		AU Optronics Corp	6,686
1,011,076	e	AU Optronics Corp (ADR)	8,483
12,950		Austria Technologie & Systemtechnik AG.	50
16,388		Austriamicrosystems AG.	134
103,182	*	Avanex Corp	181
4,673,506		Avermedia Technologies	4,162
36,800	e	Avex Group Holdings, Inc	333
1,041,445	*	Avnet, Inc	18,236
162,031	e	AVX Corp	1,471
97		Axell Corp	325
62,790	*,e	AZZ, Inc	1,657
264,918	e	Baldor Electric Co	3,839
87,433	*,e	Ballard Power Systems, Inc	137
6,951	e	Bang & Olufsen AS (B Shares)	88
7,588		Barco NV	108
72,727	e	Bel Fuse, Inc (Class B)	977
474,169	*	Benchmark Electronics, Inc	5,311
263,512	*,e	BigBand Networks, Inc	1,726
576,705	*,e	Bookham, Inc	248
2,810,078	*,e	Broadcom Corp (Class A)	56,145
555,900	e	Byd Co Ltd	1,024
1,987	*,e	C&D Technologies, Inc	4
21,500		Canon Electronics, Inc	255
660,575	*,e	Capstone Turbine Corp	476
12,026	e	Carbone Lorraine	278
132,757	*	Celestica, Inc	469
4,225	*	Centrotherm Photovoltaics AG.	109
148,422	*,e	Ceradyne, Inc	2,691
108,140	*,e	Ceva, Inc	787
1,317,000	*,e	Chartered Semiconductor Manufacturing Ltd	117
2,135,700	*,e,m	Chartered Semiconductor Manufacturing Ltd	63
235,375	*,e	Checkpoint Systems, Inc	2,111
401,511		Cheng Uei Precision Industry Co Ltd	517
5,861,920		Chi Mei Optoelectronics Corp	2,342
164,529	*,e	China BAK Battery, Inc	281

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,538	*,e,m	China Energy Savings Technology, Inc	$1
140,105	*,e	China Security & Surveillance Technology, Inc	538
171,196	e	Chloride Group plc	307
33,507		Chrysalis Group plc	28
7,902,000		Chunghwa Picture Tubes Ltd	958
284,509	*,e	Ciena Corp	2,213
35,108,071	*	Cisco Systems, Inc	588,762
156,000		Clarion Co Ltd	82
54,800	e	CMK Corp	172
273,575		Compal Communications, Inc	220
126,405	*	Comtech Telecommunications Corp	3,131
150,398	*	Conergy AG.	134
1,060,005	e	Cooper Industries Ltd (Class A)	27,412
14,200	e	Cosel Co Ltd	109
44,022	*,e	CPI International, Inc	414
291,552	*,e	Cree, Inc	6,860
88,370	*,e	CSR plc	311
219,951	e	CTS Corp	794
89,957		Cubic Corp	2,279
1,513,378	*,e	Cypress Semiconductor Corp	10,246
80,000	e	Daihen Corp	195
517,778		Daiichikosho Co Ltd	4,247
170,000	e	Dainippon Screen Manufacturing Co Ltd	285
61,000		Daiwa Industries Ltd	210
35,407		De'Longhi S.p.A.	66
149,823	*,e	Diodes, Inc	1,590
378,660	*,e	Dolby Laboratories, Inc (Class A)	12,916
201,822	*	DSP Group, Inc	872
89,943	*,e	DTS, Inc	2,164
71,893		E2V Technologies plc	43
771,814		Eaton Corp	28,449
163,323	*,e	EchoStar Corp (Class A)	2,422
15,500	e	Eizo Nanao Corp	247
151,799	*,e	Electro Scientific Industries, Inc	899
16,856		Elica S.p.A.	17
124,621	*,e	Elpida Memory, Inc	856
121,300	*,e	Eltek ASA	18
356,761	*,e	EMCORE Corp	268
84,490	*,e	EMS Technologies, Inc	1,475
350,437	*,e	Energizer Holdings, Inc	17,413
225,440	*,e	Energy Conversion Devices, Inc	2,992
177,247	*,e	EnerSys	2,148
11,962	*	Entropic Communications, Inc	9
467,578		Epistar Corp	703
125,000	e	Epson Toyocom Corp	357
4,681,812	e	Ericsson (LM) (B Shares)	38,448
717,377	*,e	Evergreen Solar, Inc	1,528
258,339		Everlight Electronics Co Ltd	475
28,871		Evertz Technologies Ltd	290
10,576		EVS Broadcast Equipment S.A.	347
196,057	*,e	Exar Corp	1,223
442,864	*,e	Exide Technologies	1,329

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,654,294	*,e	Fairchild Semiconductor International, Inc	$21,091
2,137,220	*,e	Finisar Corp	940
256,427	*,e	First Solar, Inc	34,028
181,987		Fisher & Paykel Appliances Holdings Ltd	51
171,000		Formosa Sumco Technology Corp	346
19,300	e	Foster Electric Co Ltd	108
1,989,100	*,e	Foxconn International Holdings Ltd	842
473,793		Foxconn Technology Co Ltd	1,256
114,838	e	Franklin Electric Co, Inc	2,541
320,014	*,e	FuelCell Energy, Inc	768
1,348,042	e	Fuji Electric Holdings Co Ltd	1,580
67,000	e	Fujitsu General Ltd	119
16,100	e	Funai Electric Co Ltd	468
25,300		Futaba Corp/Chiba	394
21,674		Gamesa Corp Tecnologica S.A.	278
66,336	*,e	Gemalto NV	1,895
60,541,267		General Electric Co	612,072
326	e	Geo Corp	187
1,312,500		Geodesic Information Systems Ltd	1,623
19,963		Gewiss S.p.A.	66
106,269	*,e	Globecomm Systems, Inc	615
187,885	*,e	GN Store Nord	503
741,047	*	GrafTech International Ltd	4,565
124,428	*,e	Greatbatch, Inc	2,408
6,672	*,e	GreenHunter Energy, Inc	13
288,000	e	GS Yuasa Corp	1,408
145,566	*,e	GT Solar International, Inc	967
4,283,727	*	GVK Power & Infrastructure Ltd	1,976
305,406	e	Halma plc	724
132,600	e	Hamamatsu Photonics KK	2,474
5,092,140		HannStar Display Corp	911
510,877	e	Harman International Industries, Inc	6,912
559,974	*,e	Harmonic, Inc	3,640
515,674		Harris Corp	14,924
179,935	*,e	Harris Stratex Networks, Inc (Class A)	693
156,524	*	Helen of Troy Ltd	2,152
473,155	*,e	Hexcel Corp	3,109
768,368		High Tech Computer Corp	9,448
21,923	e	Hirose Electric Co Ltd	2,095
119,725	e	Hitachi Chemical Co Ltd	1,425
148,590		Hitachi High-Technologies Corp	2,076
2,797,708		Hitachi Ltd	7,518
33,400		Hitachi Maxell Ltd	239
103,718	*,e	Hittite Microwave Corp	3,236
9,670,645		Hon Hai Precision Industry Co, Ltd	21,872
93,600	e	Hosiden Corp	916
739,715	e	Hoya Corp	14,423
11,447		Huber & Suhner AG.	292
133,775	*,e	Hutchinson Technology, Inc	348
367,740	*	Hynix Semiconductor, Inc	3,283
185,473	e	Ibiden Co Ltd	4,431
25,000	e	Ichikoh Industries Ltd	25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,400		Icom, Inc	$135
17,800	e	Idec Corp	95
192,712	*	Imagination Technologies Group PLC	221
179,676	e	Imation Corp	1,375
73,309		Imtech NV	1,009
67,493	e	Indesit Co S.p.A.	165
611	e	Index Corp	19
656,989	*,e	Infineon Technologies AG.	759
460,763	*,e	Infinera Corp	3,410
2,126,796		InnoLux Display Corp	2,073
755,100	*	Inotera Memories, Inc	299
1,659,033	*	Integrated Device Technology, Inc	7,549
34,418,053		Intel Corp	517,992
277,143	*,e	InterDigital, Inc	7,156
240,707	*,e	International Rectifier Corp	3,252
1,440,505	e	Intersil Corp (Class A)	16,566
11,490		Ion Beam Applications	76
96,861	*,e	IPG Photonics Corp	816
91,474	*,e	iRobot Corp	695
132,760	e	IXYS Corp	1,070
56,000		Japan Aviation Electronics Industry Ltd	273
89,000	e	Japan Radio Co Ltd	142
605,543	*,e	Jarden Corp	7,672
1,473,143	*,e	JDS Uniphase Corp	4,788
1,529,086	e	Johnson Electric Holdings Ltd	294
711,200	*	JVC KENWOOD HOLDINGS,Inc	251
1,904,669		Kinsus Interconnect Technology Corp	2,412
20,200	e	Koa Corp	87
1,189,803	e	Koninklijke Philips Electronics NV	17,515
22,417		Koor Industries Ltd	345
23,833	e	Kudelski S.A.	227
178,375	e	Kyocera Corp	11,677
1,008,620		L-3 Communications Holdings, Inc	68,384
209,992	e	Laird Group plc	295
867,353	*,e	Lattice Semiconductor Corp	1,197
10,203	e	Legrand S.A.	177
586		LEM Holding S.A.	77
16,939		LG Electronics, Inc	447
122,881		LG Electronics, Inc	8,120
138,874	e	Lincoln Electric Holdings, Inc	4,401
1,051,911	e	Linear Technology Corp	24,173
119,580	*,e	Littelfuse, Inc	1,314
12,978		Loewe AG.	134
64,940	*,e	Loral Space & Communications, Inc	1,387
126,340	e	LSI Industries, Inc	653
2,271,339	*,e	LSI Logic Corp	6,905
19,817	e	Mabuchi Motor Co Ltd	799
6,458,437		Macronix International	2,447
2,520	*	Magnetek, Inc	5
1,193	*	Manz Automation AG.	49
2,618,458	*	Marvell Technology Group Ltd	23,985
522,000	*	Matsunichi Communication Holdings Ltd	202

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,342,002	e	Matsushita Electric Industrial Co Ltd	$25,293
96,657		Matsushita Electric Works Ltd	699
264,383	*,e	Mattson Technology, Inc	222
229,665		Maxim Integrated Products, Inc	3,034
103,456	*,e	Maxwell Technologies, Inc	719
1,209,000		Meadville Holdings Ltd	133
1,358,769		MediaTek, Inc	12,782
130,382	*,e	Medis Technologies Ltd	57
21,600		Megachips Corp	341
115,000		Meidensha Corp	263
12,200		Meiko Electronics Co	118
21,588		Melexis NV	100
1,529,926	*	MEMC Electronic Materials, Inc	25,228
148,637	*,e	Mercury Computer Systems, Inc	822
216,504		Methode Electronics, Inc	775
1,911	*	Meyer Burger Technology AG.	196
233,339	e	Micrel, Inc	1,643
609,983	e	Microchip Technology, Inc	12,926
4,828,325	*,e	Micron Technology, Inc	19,603
17,772	*	Micronas Semiconductor Holdings, Inc	47
508,245	*,e	Microsemi Corp	5,896
289,233	*,e	Microtune, Inc	526
296,623	*,e	Microvision, Inc	383
50,067	e	Millicom International Cellular S.A.	1,882
25,400		Mimasu Semiconductor Industry Co Ltd	275
570,704	e	Minebea Co Ltd	2,064
292,410	*	MIPS Technologies, Inc	857
4,036,883		Mitsubishi Electric Corp	17,985
27,100		Mitsui High-Tec, Inc	174
220,052	e	Mitsumi Electric Co Ltd	3,135
432,233	e	Molex, Inc	5,939
145,294	*,e	Monolithic Power Systems, Inc	2,252
241,304	*	Moog, Inc (Class A)	5,519
202,145		Motech Industries, Inc	560
10,465,735		Motorola, Inc	44,270
831,389	*,e	MRV Communications, Inc	258
104,302	*,e	Multi-Fineline Electronix, Inc	1,756
277,533	e	Murata Manufacturing Co Ltd	10,598
171,273		Nan Ya Printed Circuit Board Corp	439
2,360,096	*	Nanya Technology Corp	539
21,354	e	National Presto Industries, Inc	1,303
1,719,580	e	National Semiconductor Corp	17,660
10,312	*,e	NEC Electronics Corp	62
35,000	*,e	NEC Tokin Corp	57
177,000		Neo-Neon Holdings Ltd	32
2,938,638	*,e	NetApp, Inc	43,609
102,372	*,e	Netlogic Microsystems, Inc	2,813
26,221	e	Nexans S.A.	996
107,886	e	NGK Spark Plug Co Ltd	908
60,243	*	Nice Systems Ltd	1,513
51,600		Nichicon Corp	387
21,800	e	Nidec Copal Electronics Corp	115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
128,440	e	Nidec Corp	$5,709
20,000	e	Nihon Dempa Kogyo Co Ltd	297
89,000	e	Nippon Carbon Co Ltd	178
147,000	e	Nippon Chemi-Con Corp	299
25,000	e	Nissha Printing Co Ltd	791
75,000		Nissin Electric Co Ltd	233
238,283	e	Nitto Denko Corp	4,827
17,500		Nitto Kogyo Corp	133
15,741	e	NKT Holding AS	273
16,000	e	Nohmi Bosai Ltd	119
7,715,519		Nokia Oyj	91,027
740,223	*,e	Novellus Systems, Inc	12,310
25,786	*	NVE Corp	743
4,855,857	*,e	Nvidia Corp	47,879
12,000		Obara Corp	73
179		Okinawa Cellular Telephone Co	305
278,942	*,e	Omnivision Technologies, Inc	1,874
314,408		Omron Corp	3,675
3,301,961	*,e	ON Semiconductor Corp	12,878
108,466	*,e	Oplink Communications, Inc	835
126,072	*,e	OpNext, Inc	216
20,379	*,e	Option NV	24
12,985	*,e	Orion Energy Systems, Inc	57
100,488	*,e	OSI Systems, Inc	1,533
391,241	*	Pace plc	519
603,350	e	Panasonic Corp (ADR)	6,655
97,822	e	Park Electrochemical Corp	1,690
122,693	*,e	Parkervision, Inc	207
14,824	*	Parrot S.A.	79
109,649	*,e	Pericom Semiconductor Corp	802
219,114	*,e	Photronics, Inc	210
183,346	e	Pioneer Corp	239
278,912	e	Plantronics, Inc	3,366
215,896	*,e	Plexus Corp	2,984
134,142	*,e	PLX Technology, Inc	291
1,302,663	*,e	PMC - Sierra, Inc	8,311
479,932	*,e	Polycom, Inc	7,386
83,148	*,e	Polypore International, Inc	334
64,303	*	Powell Industries, Inc	2,271
136,014	e	Power Integrations, Inc	2,339
6,847,035	*	Powerchip Semiconductor Corp	890
457,492	*,e	Power-One, Inc	403
915,525		Powertech Technology, Inc	1,652
768,356	*,e	Powerwave Technologies, Inc	456
4,562,000	*	ProMOS Technologies, Inc	178
288,399		PV Crystalox Solar plc	351
46,913	*,e	Q-Cells AG.	915
529,010	*	QLogic Corp	5,883
10,569,487	e	Qualcomm, Inc	411,259
2,612,102		Quanta Computer, Inc	3,301
494,000	*,e	Quantum Fuel Systems Technologies Worldwide, Inc	395
344,197	*,e	Rambus, Inc	3,256

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
85,899	e	Raven Industries, Inc	$1,785
265,637		Redes Energeticas Nacionais S.A.	1,112
184,694	e	Regal-Beloit Corp	5,659
627,037		Reliance Communication Ventures Ltd	2,161
295,403	*,e	Renewable Energy Corp AS	2,563
902,910	*,e	Research In Motion Ltd	39,022
338,102		Reunert Ltd	1,306
1,439,651	*,e	RF Micro Devices, Inc	1,915
45,541	*	RHJ International	163
98,500		Richtek Technology Corp	465
2,205,484	e	Ricoh Co Ltd	25,913
37,000	e	Rinnai Corp	1,282
96,874	*,e	Rogers Corp	1,829
218,668		Rohm Co Ltd	10,803
52,627	*,e	Rubicon Technology, Inc	279
15,426	e	Saft Groupe S.A.	416
55,265		Samsung Electro-Mechanics Co Ltd	1,950
22,859		Samsung Electronics Co Ltd	5,214
156,917		Samsung Electronics Co Ltd	64,434
31,474		Samsung SDI Co Ltd	1,490
70,000	e	Sanken Electric Co Ltd	179
3,613,215	*	Sanmina-SCI Corp	1,102
23,000		Sanyo Denki Co Ltd	45
1,430,225	*,e	Sanyo Electric Co Ltd	2,110
811		Schweiter Technologies AG.	239
177,017	*	Seachange International, Inc	1,013
38,735		SEB S.A.	1,049
16,000		SEC Carbon Ltd	53
358,797	*,e	Semtech Corp	4,790
56,012	*,e	SGL Carbon AG.	1,336
1,240,827	e	Sharp Corp	9,728
46,000		Shindengen Electric Manufacturing Co Ltd	74
10,600	e	Shinkawa Ltd	112
41,861	e	Shinko Electric Industries	397
23,000	e	Shin-Kobe Electric Machinery Co Ltd	124
230,035	*,e	ShoreTel, Inc	991
78,322		Siemens India Ltd	414
506,918	*,e	Silicon Image, Inc	1,217
207,054	*,e	Silicon Laboratories, Inc	5,466
565,546	*,e	Silicon Storage Technology, Inc	933
3,214,726		Siliconware Precision Industries Co	3,384
1,326,000		SIM Technology Group Ltd	92
158,467		Sino-American Silicon Products, Inc	340
17,394,836	*,e	Sirius XM Radio, Inc	6,088
1,019,429	*,e	Skyworks Solutions, Inc	8,217
272,198	*,e	Smart Modular Technologies WWH, Inc	376
2,567,790		Smiths Group plc	24,649
39,000		SMK Corp	83
50,977	*,e	SOITEC	214
8,318	*	Solar Millennium AG.	112
78,838,511		Solomon Systech International Ltd	2,024
6,258	*,e	Solon AG.	80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,575,732	e	Sony Corp	$31,806
122,890	*,e	Standard Microsystems Corp	2,286
172,010	e	Stanley Electric Co Ltd	1,901
205,147	*,e	Starent Networks Corp	3,243
106,660	e	STMicroelectronics NV	537
91,922	*,e	Stoneridge, Inc	194
313,818	e	Sumco Corp	4,572
199,041	*,e	Sunpower Corp (Class A)	4,733
154,799	*	Sunpower Corp (Class B)	3,065
59,442	*,e	Supertex, Inc	1,373
1,005,581	*	Sycamore Networks, Inc	2,685
316,406	*,e	Symmetricom, Inc	1,107
198,147	*,e	Synaptics, Inc	5,302
104,198	*,e	Synthesis Energy Systems, Inc	69
27,118,995		Taiwan Semiconductor Manufacturing Co Ltd	41,104
1,256,617		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	11,247
121,000	e	Taiyo Yuden Co Ltd	909
129,400	e	Tandberg ASA	1,908
3,674,000	*	Tatung Co Ltd	724
200,163	e	TDK Corp	7,381
208,129	e	Technitrol, Inc	356
95,414	*	Techwell, Inc	602
4,365,000		Teco Electric and Machinery Co Ltd	1,416
363,121	*,e	Tekelec	4,804
22,693	*	Telecomunicaciones y Energia	96
229,807	e	Teleflex, Inc	8,983
2,277,656	*	Tellabs, Inc	10,432
257,494	*,e	Tessera Technologies, Inc	3,443
6,924,811		Texas Instruments, Inc	114,329
14,158	*,e	Theolia SA	40
275,818	*	Thomas & Betts Corp	6,901
315,346	e	Thomson	288
48,000	e	Toko, Inc	61
197,205	e	Tokyo Denpa Co Ltd	833
970	*	Tollgrade Communications, Inc	6
123,000		Toshiba TEC Corp	312
34,300	e	Toyo Corp/Chuo-ku	290
10,400	e	Toyo Tanso Co Ltd	385
77,700	e	Toyota Boshoku Corp	794
389,595		Transcend Information, Inc	850
509,115	*,e	Trident Microsystems, Inc	743
355,275		Tripod Technology Corp	474
784,416	*,e	Triquint Semiconductor, Inc	1,938
222,000		Truly International Holdings	120
235,733		TT electronics plc	68
307,149	*,e	TTM Technologies, Inc	1,781
2,245,418		Tyco Electronics Ltd	24,789
118,414	*,e	Ultra Clean Holdings	127
84,692	*,e	Ultralife Corp	655
37,000	e	Uniden Corp	64
791,756		Unimicron Technology Corp	472
2,855	*,e	United Capital Corp	49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
14,042,022		United Microelectronics Corp	$4,596
139,805	*,e	Universal Display Corp	1,282
67,364	*,e	Universal Electronics, Inc	1,219
320,560	*,e	US Geothermal, Inc	228
849,975	e	Ushio, Inc	11,884
755,383	*,e	Utstarcom, Inc	589
7,125	e	Vacon plc	170
269,668	*,e	Valence Technology, Inc	574
1,049,743		Vanguard International Semiconductor Corp	362
272,588	*,e	Varian Semiconductor Equipment Associates, Inc	5,904
134,327	*,e	Viasat, Inc	2,797
109,918	e	Vicor Corp	537
1,481,648	*	Vishay Intertechnology, Inc	5,156
193,118	*,e	Volterra Semiconductor Corp	1,630
185,000	e	Vtech Holdings Ltd	716
295,654	e	Whirlpool Corp	8,748
72,885	*	Wolfson Microelectronics plc	110
55,330		Woongjin Coway Co Ltd	1,196
1,308,395	e	Xilinx, Inc	25,069
15,750	*,m	Ya Hsin Industrial Co Ltd	3
8,093,000		Yageo Corp	1,439
802,972	e	Yaskawa Electric Corp	3,448
68	e	Zappallas, Inc	160
137,860	*,e	Zoltek Cos, Inc	939
289,967	*,e	Zoran Corp	2,552
1,062,040	e	ZTE Corp	4,323
38,302		Zumtobel AG.	276
		TOTAL ELECTRONIC AND OTHER ELECTRIC
		EQUIPMENT	4,784,160

ENGINEERING AND MANAGEMENT SERVICES - 0.96%
14,655		Aangpanneforeningen AB (B Shares)	191
144,598	*,e	Accelrys, Inc	576
3,720,268		Accenture Ltd (Class A)	102,270
105,440	*,e	Advisory Board Co	1,748
349,039	*,e	Aecom Technology Corp	9,103
389,800		Aeon Mall Co Ltd	4,942
74,949		Aero Inventory PLC	149
59,256	*,e	Affymax, Inc	955
20,275	*	Alten	294
441,135	*,e	Amylin Pharmaceuticals, Inc	5,183
55,716		Arcadis NV	672
552,702	*,e	Ariad Pharmaceuticals, Inc	658
7,982	*,e	Arpida Ltd	4
24,697		Assystem	174
143,764		Atkins WS plc	1,020
55,013	e	Ausenco Ltd	110
425,729		Australian Wealth Management Ltd	275
284,641	e	Babcock International Group	1,754
9,460	*	Bavarian Nordic AS	194
44,631		Bilfinger Berger AG.	1,688
24,600	*	Blom AS	47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
87,586		Bure Equity AB	$243
277,082	e	Cap Gemini S.A.	8,916
632,346		Capita Group plc	6,156
75,172	e	CDI Corp	731
436,325	*,e	Celera Corp	3,329
97,791	*,e	China Architectural Engineering, Inc	96
8,853	*,e	China Direct, Inc	11
4,205,000	*,e	China Railway Group Ltd	2,458
90,268	*,e	comScore, Inc	1,091
62,541	*,e	Cornell Cos, Inc	1,024
139,114	e	Corporate Executive Board Co	2,017
60,110	*,e	CRA International, Inc	1,135
382,271	*,e	CV Therapeutics, Inc	7,600
2,976	*	Cytos Biotechnology AG.	31
187,945		Daewoo Engineering & Construction Co Ltd	1,308
12,030	*,a,e	Digital Garage, Inc	7,936
10,320		Dinamia	98
888,222		Downer EDI Ltd	2,748
47,264		DTZ Holdings plc	25
373,554	*,e	Dyax Corp	938
222,432	*,e	eResearch Technology, Inc	1,170
5,164	e	Eurofins Scientific	220
573,774	*,e	Exelixis, Inc	2,639
84,037	*,e	Exponent, Inc	2,129
1,163,678		Fluor Corp	40,205
46,553		Fugro NV	1,481
191,559	*,e	Furmanite Corp	596
648,233	*	Genpact Ltd	5,743
370,539	*	Gen-Probe, Inc	16,889
19,204		GFK AG.	454
273,415	e	Groupe Aeroplan, Inc	1,700
245,129	e	Hargreaves Lansdown plc	724
634,797	*,e	Hewitt Associates, Inc (Class A)	18,892
98,092	*,e	Hill International, Inc	298
102,127	*,e	Huron Consulting Group, Inc	4,333
66,759		Hyundai Development Co	1,624
34,939	*,e	ICF International, Inc	803
727,980	*,e	Incyte Corp	1,703
160,071		Intertek Group plc	2,034
28,375		IPSOS	626
554,068	*,e	Isis Pharmaceuticals, Inc	8,317
604,203	*,e	Jacobs Engineering Group, Inc	23,358
563,158	e	JGC Corp	6,349
422,958		John Wood Group plc	1,361
6,165		Kapsch TrafficCom AG.	121
2,324,234	e	KBR, Inc	32,098
94,700		Keller Group plc	668
73,039	*,e	Kendle International, Inc	1,531
26,207		Kumho Industrial Co Ltd	271
46,489	e	Landauer, Inc	2,356
127,506	*,e	LECG Corp	324
438,335	*,e	Lexicon Pharmaceuticals, Inc	478

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
227,106	*,e	Luminex Corp	$4,115
98,106	e	MAXIMUS, Inc	3,911
239,030	*	Maxygen, Inc	1,625
917,651	*	McDermott International, Inc	12,287
16,110	e	Medion AG.	125
65,450	*	Michael Baker Corp	1,702
339,929	e	Mitie Group	912
81,349	e	Monadelphous Group Ltd	471
74,752	e	Mouchel Group plc	318
518,325	*,e	Myriad Genetics, Inc	23,568
2,229	e	National Research Corp	55
247,064	*,e	Navigant Consulting, Inc	3,229
9,429	*	NeuroSearch AS	117
39,800		Nichii Gakkan Co	318
44,000	e	Nippon Densetsu Kogyo Co Ltd	380
39,400	e	NPC, Inc	1,847
633,271		NRW Holdings Ltd	227
175,137	*,e	Omnicell, Inc	1,370
12,800		Oyo Corp	144
1,271,626	e	Paychex, Inc	32,643
302,986		Petrofac Ltd	2,326
39,251		Poyry Oyj	509
128,783	*,e	PRG-Schultz International, Inc	366
140,097		Programmed Maintenance Services Ltd	243
603,837	e	QinetiQ plc	1,146
323,562	*,e	Regeneron Pharmaceuticals, Inc	4,485
1,870,000	*	Regent Pacific Group Ltd	31
1,119,074	*,e	Rentech, Inc	615
204,879	*,e	Repligen Corp	981
222,532	*,e	Resources Connection, Inc	3,356
183,645	*,e	Rigel Pharmaceuticals, Inc	1,128
198,000		Road King Infrastructure	81
104,383		Robert Walters plc	115
394,000		Rotary Engineering Ltd	82
141,796	e	RPS Group PLC	317
269,430	*,e	RTI Biologics, Inc	768
151,890		SAI Global Ltd	255
1,317,604	*	SAIC, Inc	24,600
40,328		Samsung Engineering Co Ltd	1,685
207,393	*,e	Sangamo Biosciences, Inc	877
268,667	*,e	Savient Pharmaceuticals, Inc	1,330
199,417		Savills plc	675
97,354		Scott Wilson Group plc	62
515,267	*,e	Seattle Genetics, Inc	5,081
3,207,912		SembCorp Industries Ltd	4,957
298,675	*,e	Sequenom, Inc	4,247
3,037,791		Serco Group plc	15,942
607,000	*	Shandong Weigao Group Medical Polymer Co Ltd	1,081
1,726,618	*,e	Shaw Group, Inc	47,327
7,000	e	Shin Nippon Biomedical Laboratories Ltd	24
46,700		Shinko Plantech Co Ltd	286
64,000		Shui On Construction and Materials Ltd	62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
83,601	*	Silex Systems Ltd	$247
215,938	e	SNC-Lavalin Group, Inc	5,489
62,269	*,e	Stanley, Inc	1,581
30,362	*,e	Stantec, Inc	549
33,319		Strabag SE	655
99,000	*	Swiber Holdings Ltd	24
168,921	*,e	Symyx Technologies, Inc	752
56	*	Takara Bio, Inc	101
323,870		Tecan Group AG.	8,677
54,383	*,e	Tejon Ranch Co	1,124
366,029	*,e	Tetra Tech, Inc	7,460
11,105	*	ThromboGenics NV	127
605,957	e	Toyo Engineering Corp	1,757
356,485		Transfield Services Ltd	506
61,012		Trevi Finanziaria S.p.A.	405
163,617	e	United Group Ltd	1,043
355,347	*,e	URS Corp	14,360
664,000	e	Value Partners Group Ltd	183
278,201	*,e	VCA Antech, Inc	6,272
20,816		VSE Corp	556
138,434	e	VT Group plc	940
289,441	e	Watson Wyatt & Co Holdings (Class A)	14,290
301,639		WorleyParsons Ltd	3,775
73,495		WSP Group plc	252
131,440	e	Xchanging plc	382
906,600		Zelan BHD	139
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	647,443

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
182,853	e	Transpacific Industries Group Ltd	229
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	229

EXECUTIVE, LEGISLATIVE AND GENERAL - 0.00%**
212,500	e	Nippon Suisan Kaisha Ltd	552
		TOTAL EXECUTIVE, LEGISLATIVE AND GENERAL	552

FABRICATED METAL PRODUCTS - 0.50%
943		AFG Arbonia-Forster Hldg	56
50,600		Aica Kogyo Co Ltd	439
107,865	*,e	Akeena Solar, Inc	121
130,827	*,e	Alliant Techsystems, Inc	8,763
2,853,715		Amcor Ltd	8,830
50,499		Ameron International Corp	2,659
264,993	e	Aptargroup, Inc	8,252
42,000	e	Asahi Organic Chemicals Industry Co Ltd	115
411,153		Ball Corp	17,844
179,943		Bharat Heavy Electricals	5,358
44,000		Bunka Shutter Co Ltd	167
68,418	*,e	Bway Holding Co	540
27,593		Cardo AB	467
29,881	e	CCL Industries	495
200,835	*	Chart Industries, Inc	1,583

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
738,412		China International Marine Containers Co Ltd (Class B)	$467
11,900		Chofu Seisakusho Co Ltd	221
132,369		CIRCOR International, Inc	2,981
453,099	e	Commercial Metals Co	5,233
115,514	*	Commercial Vehicle Group, Inc	64
246,601		Crane Co	4,163
1,876,723	*	Crown Holdings, Inc	42,658
63,875	e	Dynamic Materials Corp	585
1,500		Furuya Metal Co Ltd	75
30,806	*,e	Geberit AG.	2,769
35,487		Gerresheimer AG.	650
262,000	e	Goodpack Ltd	114
299,368	*,e	Griffon Corp	2,245
94,314	e	Gulf Island Fabrication, Inc	755
45,505		Gunnebo AB	82
91,894		Hill & Smith Holdings plc	206
12,000	e	Hisaka Works Ltd	100
168,000	e	Hitachi Cable Ltd	322
20,000	e	Hitachi Metals Ltd	139
2,727,707	e	Illinois Tool Works, Inc	84,150
78,778	e	Insteel Industries, Inc	548
66,853		Jindal Steel & Power Ltd	1,589
190,951	e	JS Group Corp	2,134
78,000		Kitz Corp	236
88,140	*,e	Ladish Co, Inc	640
55,589		Landi Renzo S.p.A.	165
6,203		LISI	193
35,782	*,e	Martinrea International, Inc	81
24,800		Miura Co Ltd	554
176,287	*,e	Mobile Mini, Inc	2,031
644,661	e	Mueller Water Products, Inc (Class A)	2,127
137,693	*,e	NCI Building Systems, Inc	306
55,004		Nibe Industrier AB (Series B)	341
852,577	e	Parker Hannifin Corp	28,971
52,350	*,e	Park-Ohio Holdings Corp	171
1,157,876	e	Pentair, Inc	25,091
22,256		Permasteelisa S.p.A	251
975		Phoenix Mecano AG.	210
197,588	e	Quanex Building Products Corp	1,502
1,148,978		Rexam plc	4,451
107,056	e	Rotork PLC	1,309
3,017		Sabaf S.p.A.	34
31,801	e	Salzgitter AG.	1,778
151,000		Sankyo-Tateyama Holdings, Inc	104
148,000		Sanwa Shutter Corp	413
999,442		Shin Zu Shing Co Ltd	3,478
160,854		Silgan Holdings, Inc	8,451
206,521	e	Simpson Manufacturing Co, Inc	3,722
246,000	e	Singamas Container Holdings Ltd	15
229,175	*,e	Smith & Wesson Holding Corp	1,380
185,379		Snap-On, Inc	4,653

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,617	*	Socotherm S.p.A.	$11
393,490	e	Ssab Svenskt Stal AB (Series A)	3,350
662,430	e	Ssab Svenskt Stal AB (Series B)	5,259
448,054	e	Stanley Works	13,046
1,430	*,e	Sturm Ruger & Co, Inc	18
58,133	e	Sun Hydraulics Corp	848
313,514	*,e	Taser International, Inc	1,467
31,900		Tocalo Co Ltd	289
198,000		Toyo Kanetsu K K	308
290,194	e	Toyo Seikan Kaisha Ltd	4,203
63,730	*,e	Trimas Corp	112
15,000		Tsukishima Kikai Co Ltd	71
75,200	e	Valmont Industries, Inc	3,776
94,166		Viohalco S.A.	413
167,832	e	Watts Water Technologies, Inc (Class A)	3,282
		TOTAL FABRICATED METAL PRODUCTS	337,050

FISHING, HUNTING, AND TRAPPING - 0.00%**
130,000	*	China Fishery Group Ltd	51
40,000	*	Copeinca ASA	80
45,334	*,e	HQ Sustainable Maritime Industries, Inc	347
		TOTAL FISHING, HUNTING, AND TRAPPING	478

FOOD AND KINDRED PRODUCTS - 4.10%
128,978	*,e	AgFeed Industries, Inc	291
2,363	e	Agrana Beteiligungs AG.	144
649,325		Ajinomoto Co, Inc	4,559
16,840	e	Aker ASA (A Shares)	322
35,657	*,e	American Dairy, Inc	603
207,514		Anadolu Efes Biracilik Ve Malt Sanayii AS	1,285
80,944	*	Anheuser-Busch InBev NV	-	^
4,084,953		Archer Daniels Midland Co	113,480
14,100	e	Ariake Japan Co Ltd	186
77,483	*	Aryzta AG.	1,851
1,360,303	e	Asahi Breweries Ltd	16,161
216,100		Asiatic Development BHD	254
342,348		Associated British Foods plc	3,146
19,379		Atria Group plc	169
101,100	e	Austevoll Seafood ASA	196
115,939	e	B&G Foods, Inc (Class A)	603
2,186	e	Barry Callebaut AG.	999
383,000		Beijing Enterprises Holdings Ltd	1,596
280,687		Bidvest Group Ltd	2,606
4,769		Bonduelle S.C.A.	330
7,339		Bongrain S.A.	351
43,333	*,e	Boston Beer Co, Inc (Class A)	904
219,616	e	Britvic plc	712
748,837	e	Bunge Ltd	42,422
244,408		C&C Group plc	422
1,263,510		Cadbury plc	9,554
675,062		Campbell Soup Co	18,470
16,975	e	Campofrio Alimentacion S.A.	168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
114,395	e	Carlsberg AS (Class B)	$4,693
357,932	*,e	Central Garden and Pet Co (Class A)	2,692
1,702,700	*	China Agri-Industries Holdings Ltd	811
1,191,500		China Huiyuan Juice Group Ltd	759
1,044,100	e	China Yurun Food Group Ltd	1,331
7,724		CJ CheilJedang Corp	804
236,249		Coca Cola Hellenic Bottling Co S.A.	3,390
913,910		Coca-Cola Amatil Ltd	5,510
23,172	e	Coca-Cola Bottling Co Consolidated	1,206
14,600	e	Coca-Cola Central Japan Co Ltd	194
13,200,084		Coca-Cola Co	580,144
1,996,770		Coca-Cola Enterprises, Inc	26,337
326,932		Coca-Cola Femsa S.A. de C.V.	1,115
61,618		Coca-Cola Icecek AS	291
41,767	e	Coca-Cola West Japan Co Ltd	665
154,939		Companhia de Bebidas das Americas	7,304
2,546,971		ConAgra Foods, Inc	42,967
2,954,875	*	Constellation Brands, Inc (Class A)	35,163
296,552	e	Corn Products International, Inc	6,287
91,735	*	Cosan SA Industria e Comercio	381
38,502		Cranswick plc	320
53,604		CSM	626
1,011,809	e	CSR Ltd	844
500,720	*,e	Darling International, Inc	1,858
159,854	e	Davide Campari-Milano S.p.A.	1,015
1,365,379		Del Monte Foods Co	9,954
192,513		Devro plc	242
4,016,785	e	Diageo plc	45,330
103,436	e	Diamond Foods, Inc	2,889
40,800		Doutor Nichires Holdings Co Ltd	524
1,361,190	*	Dr Pepper Snapple Group, Inc	23,018
8,000	e	Dydo Drinco, Inc	204
60,840	e	Ebro Puleva S.A.	715
67,000		Ezaki Glico Co Ltd	665
41,823	e	Farmer Bros Co	744
404,016	e	Flowers Foods, Inc	9,486
3,072,655		Fomento Economico Mexicano S.A. de C.V.	7,779
73,400	e	Fuji Oil Co Ltd	785
12,000		Fujicco Co Ltd	138
3,280,442		General Mills, Inc	163,628
174,290		Glanbia plc	479
16,077,048		Golden Agri-Resources Ltd	2,907
262,551		Greencore Group plc	241
11,798		Greggs PLC	584
927,055	e	Groupe Danone	45,154
318,171	e	Grupo Bimbo S.A. de C.V. (Series A)	1,181
613,860	e	Grupo Modelo S.A. (Series C)	1,844
1,205,919		H.J. Heinz Co	39,868
444,144	*,e	Hansen Natural Corp	15,989
226,207		Heineken NV	6,432
681,470		Hershey Co	23,681
5,111		Hite Brewery Co Ltd	506

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,849		HKScan Oyj	$63
226,946	e	Hormel Foods Corp	7,196
75,800	e	House Foods Corp	1,048
72,721		Imperial Sugar Co	523
1,001,500		InBev NV	27,603
941,100	*,e	Indofood Agri Resources Ltd	368
30,000	*,m	International Hydron	1
3,205,120		IOI Corp BHD	3,341
39,544	e	Ito En Ltd	481
90,000		Itoham Foods, Inc	256
77,568		J&J Snack Foods Corp	2,683
443,108	e	J.M. Smucker Co	16,515
102,000	e	J-Oil Mills, Inc	271
55,000	e	Kagome Co Ltd	792
210,866		Kaneka Corp	1,031
1,164,583		Kellogg Co	42,659
133,920		Kerry Group plc (Class A)	2,713
9,700	e	KEY Coffee, Inc	152
1,895,518		Kirin Brewery Co Ltd	19,954
51,369		Koninklijke Wessanen NV	175
7,434,077		Kraft Foods, Inc (Class A)	165,706
1,824,527		Kulim Malaysia BHD	2,492
129,892	e	Lancaster Colony Corp	5,388
141,845	e	Lance, Inc	2,953
1,781		Laurent-Perrier	90
7,850	e	Leroy Seafood Group ASA	68
7,825	*,e	Lifeway Foods, Inc	63
729	e	Lindt & Spruengli AG.	976
170		Lindt & Spruengli AG.	2,763
49,432	e	Lion Nathan Ltd	278
621		Lotte Confectionery Co Ltd	462
78,447	*,e	M&F Worldwide Corp	919
42,669		Maple Leaf Foods, Inc	275
174,000		Marudai Food Co Ltd	413
43,400	e	Matsumotokiyoshi Holdings Co Ltd	695
535,711	e	McCormick & Co, Inc	15,841
163,562	*	Mead Johnson Nutrition Co	4,722
238,821	e,m	Meiji Dairies Corp	983
342,000	e,m	Meiji Seika Kaisha Ltd	1,188
44,000		Mercian Corp	75
19,600		Mikuni Coca-Cola Bottling Co Ltd	153
133,000		Mitsui Sugar Co Ltd	359
485,338		Molson Coors Brewing Co (Class B)	16,637
126,000	e	Morinaga & Co Ltd	252
246,000		Morinaga Milk Industry Co Ltd	733
50,505	*,e	National Beverage Corp	463
7,337,648		Nestle S.A.	248,048
379,000		Nichirei Corp	1,336
76,000	e	Nippon Beet Sugar Manufacturing Co Ltd	170
135,000	e	Nippon Flour Mills Co Ltd	548
133,853	e	Nippon Meat Packers, Inc	1,386
150,000	e	Nisshin Oillio Group Ltd	647

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
439,095		Nisshin Seifun Group, Inc	$4,671
74,621	e	Nissin Food Products Co Ltd	2,186
162,000	e	NOF Corp	545
363,161		Northern Foods plc	266
34,000	e	Nosan Corp	75
27,891		Nutreco Holding NV	999
1,206,758	e	Olam International Ltd	1,158
99,111	*,e	Omega Protein Corp	262
3,921,376	e	Parmalat S.p.A.	8,081
63,816	*,e	Peet's Coffee & Tea, Inc	1,380
55,791	e	Penford Corp	203
780,109		Pepsi Bottling Group, Inc	17,272
500,560		PepsiAmericas, Inc	8,635
9,626,785		PepsiCo, Inc	495,587
115,559		Perdigao S.A.	1,432
244,101	e	Pernod-Ricard S.A.	13,613
3,523,600	e	Petra Foods Ltd	776
1,433,624		Premier Foods plc	705
568,524		PT Astra Agro Lestari Tbk	694
4,065,400		PT Indofood Sukses Makmur Tbk	331
121,600	e	Q.P. Corp	1,303
147,229		Raisio plc (V Shares)	291
323,531	*	Ralcorp Holdings, Inc	17,432
93,728	e	Reddy Ice Holdings, Inc	138
628,056		Remgro Ltd	4,475
21,389	e	Remy Cointreau S.A.	507
843,283	e	Reynolds American, Inc	30,223
49,404		Robert Wiseman Dairies PLC	240
2,051		Royal UNIBREW AS	13
1,236,770	e	SABMiller plc	18,402
330,057		Sadia S.A.	447
3,672,700		San Miguel Brewery, Inc	661
110,911	e	Sanderson Farms, Inc	4,165
215,853	e	Sapporo Holdings Ltd	813
185,758		Saputo, Inc	3,085
2,542,938		Sara Lee Corp	20,547
11,024		Schouw & Co	126
114,000		Showa Sangyo Co Ltd	319
11,226		Sipef S.A	369
314,605	*,e	Smart Balance, Inc	1,900
856,962	*,e	Smithfield Foods, Inc	8,107
284,000	e	Snow Brand Milk Products Co Ltd	778
22,866	e	SOS Cuetara S.A.	153
102,661	e	Suedzucker AG.	1,979
113,000		Super Coffeemix Manufacturing Ltd	26
192,250	e	Swire Pacific Ltd (Class A)	1,282
440,000	e	Synear Food Holdings Ltd	61
14,200	e	T Hasegawa Co Ltd	153
193,000	e	Takara Holdings, Inc	959
78,000	e	Takasago International Corp	384
2,001,103		Tate & Lyle plc	7,480
1,795,200	e	Tingyi Cayman Islands Holding Corp	2,075

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
118,397	e	Tootsie Roll Industries, Inc	$2,572
432,076		Total Produce plc	155
415,505	e	Toyo Suisan Kaisha Ltd	8,500
176,886	*,e	TreeHouse Foods, Inc	5,093
951,517	e	Tyson Foods, Inc (Class A)	8,935
20,500	e	Unicharm Petcare Corp	518
3,957,156		Unilever plc	74,835
175,835		United Breweries Co, Inc	988
74,707		United Spirits Ltd	956
1,090,000		Vitasoy International Holdings Ltd	467
876		Vranken - Pommery Monopole	22
3,216,000		Wilmar International Ltd	6,703
83,062	e	Yakult Honsha Co Ltd	1,472
545,362	e	Yamazaki Baking Co Ltd	5,818
166,800		Yantai Changyu Pioneer Wine Co	607
19,000		Yonekyu Corp	192
		TOTAL FOOD AND KINDRED PRODUCTS	2,763,961

FOOD STORES - 0.81%
3,662		Alfa-Beta Vassilopoulos S.A.	113
509,910		Alimentation Couche Tard, Inc	5,347
39,400		Arcs Co Ltd	547
6,413	e	Arden Group, Inc (Class A)	749
636,806	e	Carrefour S.A.	24,874
10,700		Cawachi Ltd	163
764,921		Centros Comerciales Sudamericanos S.A.	1,272
1,204,300		China Resources Enterprise	1,865
65,400	e	Circle K Sunkus Co Ltd	926
26,555	e	Colruyt S.A.	6,092
98,588		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,317
3,832,200		CP Seven Eleven PCL	1,362
5,100	*,e	CREATE SD HOLDINGS Co Ltd	79
91,030		Delhaize Group	5,903
25,863		Discount Investment Corp	270
76,376		Empire Co Ltd	3,211
88,606	e	FamilyMart Co Ltd	2,685
9,300		Fuji Co Ltd	171
71,094		George Weston Ltd	3,299
3,306,008		Goodman Fielder Ltd	2,402
175,101	*,e	Great Atlantic & Pacific Tea Co, Inc	930
5,704	e	Guyenne et Gascogne S.A.	424
42,596		Hakon Invest AB	356
33,000	e	Heiwado Co Ltd	409
71,120	e	Ingles Markets, Inc (Class A)	1,062
67,600	e	Izumi Co Ltd	770
65,000		Izumiya Co Ltd	294
262,290		J Sainsbury plc	1,178
697,069	e	Jeronimo Martins SGPS S.A.	3,434
34,000		Kasumi Co Ltd	128
25,432	e	Kesko Oyj (B Shares)	528
2,704,236		Koninklijke Ahold NV	29,641
4,264,651		Kroger Co	90,496

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
246,083		Lawson, Inc	$10,143
160,785	e	Loblaw Cos Ltd	3,998
78,000	*,e	Maruetsu, Inc	319
413,000	e	Maruha Nichiro Holdings, Inc	563
21,800		Ministop Co Ltd	339
9,300		OZEKI Co Ltd	222
246,367	*,e	Panera Bread Co (Class A)	13,772
162,853	*,e	Pantry, Inc	2,868
217,729		Pick'n Pay Stores Ltd	678
507,600		President Chain Store Corp	1,163
234,498	e	Ruddick Corp	5,264
2,389,816	e	Safeway, Inc	48,250
1,732,130		Seven & I Holdings Co Ltd	37,798
635,511		Shoprite Holdings Ltd	3,394
889,261	e	Sonae SPGS S.A.	604
3,522,203	*,e	Starbucks Corp	39,132
1,910,389	e	Supervalu, Inc	27,280
19,565	*,e	Susser Holdings Corp	263
4,700,000	*	Taiwan TEA Corp	1,864
18,455,507		Tesco plc	88,287
7,159		Valora Holding AG.	912
46,572		Village Super Market (Class A)	1,452
6,807,000	e	Want Want China Holdings Ltd	3,162
66,046	e	Weis Markets, Inc	2,050
564,771	e	Whole Foods Market, Inc	9,488
279,735	*,e	Winn-Dixie Stores, Inc	2,674
5,064,990		WM Morrison Supermarkets plc	18,568
1,498,148		Woolworths Ltd	26,054
4,600	e	Yaoko Co Ltd	134
		TOTAL FOOD STORES	542,992

FORESTRY - 0.07%
107,643	e	Great Southern Ltd	9
614,741	e	Rayonier, Inc	18,577
933,975	e	Weyerhaeuser Co	25,750
		TOTAL FORESTRY	44,336

FURNITURE AND FIXTURES - 0.12%
10,157		Beter BED Holding NV	102
15,100		Cleanup Corp	67
31,596	e	Dorel Industries, Inc (Class B)	480
37,700	e	Ekornes ASA	365
127,999	e	Ethan Allen Interiors, Inc	1,441
4,870	*,e	Faurecia	52
79,000		France Bed Holdings Co Ltd	105
184,074	e	Furniture Brands International, Inc	271
300,579	e	Herman Miller, Inc	3,204
197,895	e	Hill-Rom Holdings, Inc	1,957
267,403	e	HNI Corp	2,781
46,674	e	Hooker Furniture Corp	394
53,600		Itoki Corp	134
3,072,079	e	Johnson Controls, Inc	36,865

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
180,638	e	Kimball International, Inc (Class B)	$1,185
551,132	*,e	Kinetic Concepts, Inc	11,640
273,981	e	La-Z-Boy, Inc	342
615,157	e	Leggett & Platt, Inc	7,991
1,161,896	e	Masco Corp	8,110
5,920		Mecalux S.A.	69
48,000		Okamura Corp	218
10,500	e	Paramount Bed Co Ltd	138
19,636		Recticel S.A.	58
626,000		Samson Holding Ltd	53
253,094	*,e	Sealy Corp	377
248,442	e	Steelcase, Inc (Class A)	1,245
403,672	e	Tempur-Pedic International, Inc	2,946
74,000		Uchida Yoko Co Ltd	230
		TOTAL FURNITURE AND FIXTURES	82,820

FURNITURE AND HOME FURNISHINGS STORES - 0.28%
843,655	*,e	Bed Bath & Beyond, Inc	20,880
2,668,200	e	Best Buy Co, Inc	101,285
70,500	e	Best Denki Co Ltd	202
26,838		Carpetright plc	159
1,004,000	b,e	Circuit City Stores, Inc	8
1,179,472		DSG International PLC	351
46,541		Dunelm Group plc	145
74,000	e	EDION Corp	182
715,529	*	GameStop Corp (Class A)	20,049
108,074		Grupo Elektra S.A. de CV	3,587
76,070	e	GUD Holdings Ltd	331
801,836	e	Harvey Norman Holdings Ltd	1,433
89,858	e	Haverty Furniture Cos, Inc	946
61,313	*,e	hhgregg, Inc	868
114,304	e	JB Hi-Fi Ltd	916
406,709	e	Kesa Electricals plc	550
342,774	e	Knoll, Inc	2,101
25,700	e	Kohnan Shoji Co Ltd	219
14,200	e	Kojima Co Ltd	41
30,700	e	Komeri Co Ltd	586
91,100	e	K's Holdings Corp	1,216
166,058	e	Nitori Co Ltd	9,260
476,059	*,e	Pier 1 Imports, Inc	267
32,602		Poltrona Frau S.p.A.	32
1,085,398	e	RadioShack Corp	9,302
32,182	*,e	Rex Stores Corp	345
40,900		Shimachu Co Ltd	685
1,185,458		Steinhoff International Holdings Ltd	1,263
186,591	*,e	Tuesday Morning Corp	237
588,607	e	Williams-Sonoma, Inc	5,933
120,738	e	Yamada Denki Co Ltd	4,708
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	188,087

GENERAL BUILDING CONTRACTORS - 0.52%
26,509		Ackermans & Van Haaren	1,274

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
201,112	e	ACS Actividades Cons y Servicios S.A.	$8,347
4,665,884		AMEC plc	35,717
9,636	*	Amrep Corp	151
157,000		ASK Planning Center, Inc	124
336,016	e	Asunaro Aoki Construction Co Ltd	1,086
31,244	*,e	Avatar Holdings, Inc	468
655,270		Aveng Ltd	1,802
2,513,129		Balfour Beatty plc	11,828
382,011	e	Barratt Developments plc	486
201,546	*,e	Beazer Homes USA, Inc	204
93,753	e	Bellway plc	911
76,888		Berkeley Group Holdings plc	980
11,859	e	Bird Construction, Income Fund	211
80,515		Bovis Homes Group plc	484
60,803	e	Brookfield Homes Corp	210
531,188		Carillion plc	1,848
33,846	*,e	Cavco Industries, Inc	799
1,131,104	e	Centex Corp	8,483
664,400		Century City International	24
1,288,884	e	Cheung Kong Infrastructure Holdings Ltd	5,155
4,643,080	e	China Overseas Land & Investment Ltd	7,285
126,000	e	Daikyo, Inc	79
185,510		Daito Trust Construction Co Ltd	6,185
1,185,581		Daiwa House Industry Co Ltd	9,486
248,432		DLF Ltd	819
1,984,539	e	DR Horton, Inc	19,250
30,664	e	Eiffage S.A.	1,427
884,458		Fletcher Building Ltd	3,028
107,000	e	Fujitec Co Ltd	361
285,703		Galliford Try PLC	164
975,329	e	Haseko Corp	453
156,566		Hellenic Technodomiki Tev S.A.	786
39,541	e	Hochtief AG.	1,498
180,479	*,e	Hovnanian Enterprises, Inc (Class A)	282
999,850		IJM Corp BHD	1,146
12,349		Implenia AG.	292
187,471	*,e	Impregilo S.p.A.	494
149,456		Interserve plc	399
25,837		J&P-Avax SA	62
114,775	e	JM AB	642
894,868	e	Kajima Corp	2,188
361,394	e	KB Home	4,763
24,635	e	Kier Group plc	313
95,079	e	Koninklijke BAM Groep NV	845
9,317		Lemminkainen Oyj	196
336,252	e	Lend Lease Corp Ltd	1,517
697,278	e	Lennar Corp (Class A)	5,237
89,011	e	Leopalace21 Corp	523
74,639	e	M/I Homes, Inc	522
163,000		Maeda Corp	563
2,339		Maisons France Confort	55
113,700	e	McGrath RentCorp	1,792

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
120,747		McInerney Holdings plc	$14
548,633	e	MDC Holdings, Inc	17,084
49,218		Mears Group PLC	154
175,128	*,e	Meritage Homes Corp	2,000
35,636		Michaniki S.A.	59
43,941		Michaniki S.A.	61
17,000		Mitsui Home Co Ltd	71
110,973	e	Mota Engil SGPS S.A.	372
63,583		MRV Engenharia e Participacoes S.A.	377
52,068	e	NCC AB (B Shares)	374
138,377	*,e	NVR, Inc	59,191
576,723	e	Obayashi Corp	2,785
1,189,000	*	Pacific Century Premium Developments Ltd	213
305,000		Paliburg Holdings Ltd	39
68,007	*,e	Palm Harbor Homes, Inc	152
143,000		PanaHome Corp	858
9,525	*	PBG S.A.	523
174,897		Peab AB (Series B)	547
218,000		Penta-Ocean Construction Co Ltd	249
303,351	*,e	Perini Corp	3,731
289,937	e	Persimmon plc	1,437
1,615,517	e	Pulte Homes, Inc	17,658
697,815	*	Puravankara Projects Ltd	564
106,480		Redrow plc	214
7,495	e	Renta Corp Real Estate S.A.	18
119,323		ROK plc	86
106,151		Ruukki Group Oyj	226
241,454	e	Ryland Group, Inc	4,023
192,940	e	Sacyr Vallehermoso S.A.	1,487
1,402,699		Sekisui Chemical Co Ltd	6,944
1,136,381		Sekisui House Ltd	8,541
1,038,203	e	Shimizu Corp	4,290
23,630		Sjaelso Gruppen	42
60,469	e	Skanska AB (B Shares)	522
279,301		Sobha Developers Ltd	436
522,573	*,e	Standard-Pacific Corp	460
121,200	e	Sumitomo Forestry Co Ltd	800
429,677	e	Sunland Group Ltd	179
662,251	e	Taisei Corp	1,258
136,093	e	Takamatsu Corp	1,908
398,479	*	Talaat Moustafa Group	267
669,777		Taylor Woodrow plc	199
93,572	*,e	Team, Inc	1,097
2	*	Technical Olympic S.A.	-	^
158,931		Tekfen Holding AS	275
25,464		Terna Energy S.A.	133
139,000	e	Toda Corp	425
12,590		Token Corp	300
53,000	e	Tokyu Construction Co Ltd	123
589,877	*,e	Toll Brothers, Inc	10,712
97,000		United Engineers Ltd	79
435,000	*	United Fiber System Ltd	7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
498,182	*,e	Urbi Desarrollos Urbanos S.A. de C.V	$438
112,800	e	Veidekke ASA	504
804,615	e	Vinci S.A.	29,884
234,816		Walter Industries, Inc	5,370
120,282	e	YIT Oyj	807
2,428,613		YTL Corp BHD	4,630
		TOTAL GENERAL BUILDING CONTRACTORS	348,441

GENERAL MERCHANDISE STORES - 1.83%
238,271	*,e	99 Cents Only Stores	2,202
507,070	e	Aeon Co Ltd	3,299
28,200		Arc Land Sakamoto Co Ltd	225
656,872	*,e	Big Lots, Inc	13,650
190,211	*,e	BJ's Wholesale Club, Inc	6,085
294,321	e	Casey's General Stores, Inc	7,847
49,154	*,e	Conn's, Inc	690
2,069,981		Costco Wholesale Corp	95,882
44,850	*,e	Daiei, Inc	137
517,877		David Jones Ltd	1,008
365,491	e	Dillard's, Inc (Class A)	2,083
46,200	e	Don Quijote Co Ltd	590
18,678		Dufry Group	282
776,516	e	Family Dollar Stores, Inc	25,912
655,700		Far Eastern Department Stores Co Ltd	340
228,398	e	Fred's, Inc (Class A)	2,576
488,000	*	Golden Eagle Retail Group Ltd	321
114,000	e	Hankyu Department Stores, Inc	650
85,759		Hola Home Furnishings Co Ltd	40
22,155		Hyundai Department Store Co Ltd	1,145
262,779	e	Isetan Mitsukoshi Holdings Ltd	2,010
358,111	e	J Front Retailing Co Ltd	1,230
68,800	e	Japan Airport Terminal Co Ltd	723
1,854,483	e	JC Penney Co, Inc	37,219
1,915		Jelmoli Holding AG.	573
58,000	e	Joshin Denki Co Ltd	295
669,302	e	Keio Corp	3,787
1,393,358	e	Kintetsu Corp	5,771
404,500		Lifestyle International Holdings Ltd	324
334,500		Lojas Americanas S.A.	936
163,421		Lojas Renner S.A.	1,004
3,050,224	e	Macy's, Inc	27,147
784,230	e	Marks & Spencer Group plc	3,331
420,610	e	Marui Co Ltd	2,222
17,700	e	Matsuya Co Ltd	271
251,000		Metro Holdings Ltd	44
71,842	e	Mothercare plc	400
919,000	*	New World Department Store China Ltd	398
809,737	e	Next plc	15,383
63,339		North West Co Fund	759
459,921	e	Odakyu Electric Railway Co Ltd	3,550
109,625	e	PPR	7,032
30,212	e	Rallye S.A.	543

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
142,684	*,e	Retail Ventures, Inc	$217
25,400	e	Ryohin Keikaku Co Ltd	988
282,911		SACI Falabella	875
418,838	*,e	Saks, Inc	783
27,725	*,e	Sears Canada, Inc	418
178,086	*,e	Sears Holdings Corp	8,140
14,960		Shinsegae Co Ltd	4,656
333,301		SM Investments Corp	1,373
147,596	*,e	Stein Mart, Inc	427
19,865	e	Stockmann Oyj Abp (B Share)	274
233,586	e	Takashimaya Co Ltd	1,333
4,375,805		Target Corp	150,484
2,455,138	e	TJX Cos, Inc	62,950
594,407	e	Tobu Railway Co Ltd	2,997
2,163,101	e	Tokyu Corp	9,003
411,963	e	UNY Co Ltd	3,196
3,521,289	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	8,221
13,329,995		Wal-Mart Stores, Inc	694,493
62,125		Warehouse Group Ltd	127
83,000		Wing On Co International Ltd	67
607,424	e,m	Woolworths Group plc	11
		TOTAL GENERAL MERCHANDISE STORES	1,230,949

HEALTH SERVICES - 0.92%
130,627	*,e	Alliance Imaging, Inc	888
31,517	*,e	Almost Family, Inc	602
134,863	*,e	Amedisys, Inc	3,707
636,947		AmerisourceBergen Corp	20,803
174,805	*,e	Amsurg Corp	2,771
55,488	*,e	Assisted Living Concepts, Inc (A Shares)	752
243,917		Assura Group Ltd	82
76,659		Athens Medical Center S.A.	122
2,534,100		Bangkok Dusit Medical Service PCL	1,215
10,243	e	BioMerieux	801
55,706	*,e	Bio-Reference Labs, Inc	1,165
25,900		BML, Inc	479
143,232	e	Brookdale Senior Living, Inc	723
42,628	*,e	China Sky One Medical, Inc	490
5,048		Clinica Baviera S.A.	57
33,317		CML Healthcare Income Fund	348
313,377	*,e	Community Health Systems, Inc	4,807
10,223	*	Corp Dermoestetica	39
50,397	*,e	Corvel Corp	1,019
334,199	*,e	Covance, Inc	11,908
1,296,296	*	Coventry Health Care, Inc	16,774
175,434	*,e	Cross Country Healthcare, Inc	1,149
361,179	*	Crucell NV	7,196
206,257	*	CryoLife, Inc	1,068
526,227	*	DaVita, Inc	23,128
54,903		Diagnostic & Therapeutic Center of Athens Hygeia S.A.	125
303,522	*,e	Edwards Lifesciences Corp	18,403
141,260	*,e	eHealth, Inc	2,262

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
100,835	*,e	Emeritus Corp	$661
47,331	e	Ensign Group, Inc	732
158,989	*,e	Enzo Biochem, Inc	639
7,260		Euromedica S.A.	47
1,231,591	*	Express Scripts, Inc	56,863
38,011		Extendicare Real Estate Investment Trust	129
166,735	*,e	Five Star Quality Care, Inc	173
1,770,760	e	Fraser and Neave Ltd	2,946
277,766	e	Fresenius Medical Care AG.	10,798
67,267	*,e	Genomic Health, Inc	1,640
60,354	*,e	Genoptix, Inc	1,646
191,287	*,e	Gentiva Health Services, Inc	2,908
784,073	*,e	Health Management Associates, Inc (Class A)	2,023
307,077	e	Healthscope Ltd	875
2,674,454	*	Healthsouth Corp	23,749
192,694	*,e	Healthways, Inc	1,690
326,162	*,e	Immunomedics, Inc	313
27,321	*,e	IPC The Hospitalist Co, Inc	520
380,824		Japan Care Service Corp	404
1,990		Japan Longlife Co Ltd	342
159,460	*	Kindred Healthcare, Inc	2,384
78,580		Laboratorios Almirall S.A.	681
424,170	*,e	Laboratory Corp of America Holdings	24,810
1,330	e	LCA-Vision, Inc	4
116,933	*,e	LHC Group, Inc	2,605
71,576	*,e	Life Sciences Research, Inc	513
174,089	*,e	LifePoint Hospitals, Inc	3,631
435,553	*,e	Lincare Holdings, Inc	9,495
225,141	*	Magellan Health Services, Inc	8,204
3,351,194		McKesson Corp	117,426
140,157	*	MDS, Inc	657
88,409	*	Medcath Corp	643
2,988,754	*,e	Medco Health Solutions, Inc	123,555
83,997	e	Mindray Medical International Ltd (ADR) (Class A)	1,555
42,572	e	National Healthcare Corp	1,709
487,909	*,e	Nektar Therapeutics	2,630
1,193,948		Network Healthcare Holdings Ltd	1,007
148,004	*,e	Nighthawk Radiology Holdings, Inc	400
175,020	*,e	Odyssey HealthCare, Inc	1,698
427,500	e	Omnicare, Inc	10,469
12,258	*	Orpea	485
1,310	*	Osteotech, Inc	5
882,252	e	Parkway Holdings Ltd	673
174,544	*	Pediatrix Medical Group, Inc	5,144
460,384		Pharmaceutical Product Development, Inc	10,920
98,938	*,f	Pharmstandard (GDR)	950
199,692	e	Primary Health Care Ltd	632
271,545	*,e	Psychiatric Solutions, Inc	4,271
519,938	e	Quest Diagnostics, Inc	24,687
220,000		Raffles Medical Group Ltd	111
252,565		Ramsay Health Care Ltd	1,730
100,863	*	RehabCare Group, Inc	1,759

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
76,477	e	Rhoen Klinikum AG.	$1,422
100,940	*,e	Skilled Healthcare Group, Inc (Class A)	829
512,174	e	Sonic Healthcare Ltd	3,942
256,082	*	Sun Healthcare Group, Inc	2,161
227,134	*,e	Sunrise Senior Living, Inc	154
58,393		Synergy Healthcare plc	265
1,557,761	*,e	Tenet Healthcare Corp	1,806
278,310	e	Universal Health Services, Inc (Class B)	10,670
70,354	*	US Physical Therapy, Inc	681
38,719	*,e	Virtual Radiologic Corp	271
		TOTAL HEALTH SERVICES	619,625

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.12%
27,091	e	Abengoa S.A.	360
319,345	e	Abertis Infraestructuras S.A.	4,994
3,363	e	Acciona S.A.	346
60,355	e	Aecon Group, Inc	480
40,656		Astaldi S.p.A.	167
21,261		Athens Water Supply & Sewage Co S.A.	168
333,783	e	Boskalis Westminster	6,710
329,179	e	Bouygues S.A.	11,773
109,000	e	Chiyoda Corp	577
14,930		Compagnie d'Entreprises CFE	359
109,917	*,e	Comverge, Inc	764
1,629,597		ConnectEast Group	459
220,744		Costain Group PLC	72
34,039		Daelim Industrial Co	1,292
462,656	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	795
5,216	e	Fomento de Construcciones y Contratas S.A.	160
6,841	*	Foster Wheeler AG.	120
1,625,500		Gamuda BHD	883
74,003		GEK Group of Cos S.A.	369
333,221		Giken Seisakusho Co, Inc	1,363
185,121	e	Granite Construction, Inc	6,938
229,194	e	Great Lakes Dredge & Dock Corp	690
17,650	e	Grupo Ferrovial S.A.	377
32,868		GS Engineering & Construction Corp	1,452
264,000		Guangzhou Investment Co Ltd	27
39,000		Hitachi Plant Technologies Ltd	103
306,000	e	Hyflux Ltd	332
61,014		Hyundai Engineering & Construction Co Ltd	2,602
1,428,000	e	Jiangsu Express	969
60,979	*,e	LB Foster Co (Class A)	1,514
79,000	e	Maeda Road Construction Co Ltd	693
176,226	*	Matrix Service Co	1,449
372,090		Murray & Roberts Holdings Ltd	1,591
78,000		Nippo Corp	634
358,000	e	Nishimatsu Construction Co Ltd	286
39,273	e	Obrascon Huarte Lain S.A.	353
121,000	e	Okumura Corp	425
87,348		Orascom Construction Industries	2,100
101,226	*,e	Orion Marine Group, Inc	1,326

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
766,128	e	Saipem S.p.A.	$13,640
14,500	e	SHO-BOND Holdings Co Ltd	268
58,366	*,e	Sterling Construction Co, Inc	1,041
37,000		Taihei Dengyo Kaisha Ltd	311
53,000	e	Takuma Co Ltd	81
29,406		Tecnicas Reunidas S.A.	934
97,816		Teixeira Duarte - Engenharia Construcoes S.A.	61
30,517	*,e	TK Development	91
250,000		Toa Corp/Tokyo	303
113,523	e	Tognum AG.	989
36,000	e	Toshiba Plant Systems & Services Corp	303
178,000	e	Toyo Construction Co Ltd	70
1,671,555	e	Transurban Group	5,428
8,743		Vianini Lavori S.p.A.	45
1,792,019		Zhejiang Expressway Co Ltd	1,306
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	80,943

HOLDING AND OTHER INVESTMENT OFFICES - 1.86%
331,579	e	3i Group plc	1,289
296,817		3i Infrastructure Ltd	358
746,114	e	Aberdeen Asset Management plc	1,365
179,145	e	Acadia Realty Trust	1,901
196,760	*,e	Affiliated Managers Group, Inc	8,207
42,918		Agree Realty Corp	673
9,829	e	Alexander's, Inc	1,675
138,806	e	Alexandria Real Estate Equities, Inc	5,053
21,890,600	e	Allco Commercial Real Estate Investment Trust	2,015
706,514	e	Allied Capital Corp	1,123
10,117		Allied Properties Real Estate Investment Trust	103
367,587	e	AMB Property Corp	5,293
233,419	e	American Campus Communities, Inc	4,052
59,151	e	American Capital Agency Corp	1,012
94,381	*,e	Ampal American Israel (Class A)	161
2,987,482	e	Annaly Mortgage Management, Inc	41,436
269,731	e	Anthracite Capital, Inc	92
556,193		Anworth Mortgage Asset Corp	3,409
945,918	e	Apartment Investment & Management Co (Class A)	5,184
90,495	e	Arbor Realty Trust, Inc	65
141,973		ARC Energy Trust	1,593
10,451		Artis Real Estate Investment Trust	53
2,173,170		Ascendas Real Estate Investment Trust	1,743
215,000		Ascott Residence Trust	58
524,837	e	Ashford Hospitality Trust, Inc	808
290,141		Ashmore Group plc	635
124,608	e	Associated Estates Realty Corp	708
383	*	Athris Holding AG.	272
526,164	e	Australian Infrastructure Fund	604
365,052	e	AvalonBay Communities, Inc	17,179
174,076		Ayala Corp	742
338,484	e	Babcock & Brown Japan Property Trust	66
725,336	e	Babcock & Brown Wind Partners	472
2,073		Bajaj Finserv Ltd	7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
14,581		Befimmo SCA Sicafi	$1,162
7,383		Bellevue Group AG.	237
618	*,e	Berkshire Hathaway, Inc (Class B)	1,743
462,591	e	BioMed Realty Trust, Inc	3,132
41,159		Boardwalk Real Estate Investment Trust	849
610,575	e	Boston Properties, Inc	21,388
610,932	e	Brandywine Realty Trust	1,741
171,982	e	BRE Properties, Inc (Class A)	3,376
142,797		Brewin Dolphin Holdings PLC	242
836,927	e	Brookfield Asset Management, Inc	11,663
230,188	*	BTG plc	410
257,038		Bunnings Warehouse Property Trust	281
30,475		Calloway Real Estate Investment Trust	241
423,000	e	Cambridge Industrial Trust	70
195,964	e	Camden Property Trust	4,229
21,791		Canadian Apartment Properties REIT	216
32,356		Canadian Real Estate Investment Trust	513
1,437,300	e	CapitaCommercial Trust	832
311,429	e	Capital Lease Funding, Inc	614
16,501	e	Capital Southwest Corp	1,261
85,060	e	Capital Trust, Inc (Class A)	94
423,000		CapitaRetail China Trust	204
32,640		CapMan Oyj (B Shares)	35
348,536	e	Capstead Mortgage Corp	3,743
82,914	e	Care Investment Trust, Inc	453
743,223	e	CBL & Associates Properties, Inc	1,754
823,000		CDL Hospitality Trusts	281
217,141	e	Cedar Shopping Centers, Inc	378
1,555,169	e	CFS Gandel Retail Trust	1,763
268,069		Challenger Diversified Property Group	70
297,503		Charter Hall Group	58
41,975	e	Cherokee, Inc	655
1,101,927	e	China Merchants Holdings International Co Ltd	2,536
349,675		CI Financial Corp	3,880
25,081	*,e	Climate Exchange plc	295
8,067		Cofinimmo	860
63,830	e	Cogdell Spencer, Inc	326
264,776	e	Colonial Properties Trust	1,009
14,898		Cominar Real Estate Investment Trust	163
2,476,077	e	Commonwealth Property Office Fund	1,558
152,385		Companhia de Concessoes Rodoviarias	1,370
28,691		Corp Financiera Alba	1,079
254,547	e	Corporate Office Properties Trust	6,320
211,512		Cousins Properties, Inc	1,362
1,320		Crystal River Capital, Inc	2
1,824	e	DA Office Investment Corp	2,561
1,017,000		Dah Chong Hong Holdings Ltd	161
109,511	e	Danvers Bancorp, Inc	1,512
2,698,642		DB RREEF Trust	1,407
979,389	e	DCT Industrial Trust, Inc	3,105
18,066		Deutsche Beteiligungs AG.	225
551,854	e	Developers Diversified Realty Corp	1,175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
529,772	e	DiamondRock Hospitality Co	$2,124
365,078	e	Digital Realty Trust, Inc	12,113
82,838	e	Domino's Pizza UK & IRL plc	267
524,244	e	Douglas Emmett, Inc	3,874
829,651		Duke Realty Corp	4,563
20,515	*	East Capital Explorer AB	118
150,514	e	EastGroup Properties, Inc	4,225
15,857	*	Eco Business-Immobilien AG.	30
162,626	e	Education Realty Trust, Inc	568
718,000		Emperor International Holdings	52
194,967	e	Entertainment Properties Trust	3,073
145,855	e	Equity Lifestyle Properties, Inc	5,557
161,835	e	Equity One, Inc	1,973
1,399,796	e	Equity Residential	25,686
123,316	e	Essex Property Trust, Inc	7,071
103,657	e	Eurazeo	2,779
485,647	e	Extra Space Storage, Inc	2,676
345,407	e	Federal Realty Investment Trust	15,889
400,895	e	FelCor Lodging Trust, Inc	545
3,677		Financiere Tradition	279
220,427	e	First Industrial Realty Trust, Inc	540
1,598,400	*,a,m	First NIS Regional Fund SICAV	16
156,690	e	First Potomac Realty Trust	1,152
2,800	e	Fonciere Des Regions	132
24,851	*	Formuepleje Safe AS	337
686,000		Fortune Real Estate Investment Trust	236
1,600,000		Fosun International	533
319,869	e	Franklin Street Properties Corp	3,934
137	e	Frontier Real Estate Investment Corp	671
108		Fukuoka REIT Corp	418
734,161	e	General Growth Properties, Inc	521
3,174,440		Genting BHD	3,204
298,605	*	Getin Holding S.A.	345
102,051	e	Getty Realty Corp	1,873
22,399		Gimv NV	970
108,087	e	Gladstone Capital Corp	677
243,284	e	Glimcher Realty Trust	341
105		Global One Real Estate Investment Corp	671
6,796,600	e,m	GOME Electrical Appliances Holdings Ltd	982
721,930		Goodman Property Trust	329
2,626,305		GPT Group	794
559,415	e	Gramercy Capital Corp	543
883	*	Groupe Bruxelles Lambert S.A.	-	^
191,066		Groupe Bruxelles Lambert S.A.	12,987
190,307	*	Groupe Eurotunnel S.A.	1,011
81,384		GS Holdings Corp	1,742
7,993,730		Guinness Peat Group plc	3,466
70	e	Hankyu Reit, Inc	286
123,731	*,e	Harris & Harris Group, Inc	458
88,593	e	Hatteras Financial Corp	2,214
4,936		HCI Capital AG.	9
1,205,677	e	HCP, Inc	21,521

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
531,509		Health Care REIT, Inc	$16,259
322,803	e	Healthcare Realty Trust, Inc	4,839
111,702		Heineken Holding NV	2,714
351,161	e	Hersha Hospitality Trust	667
385,531	e	Highwoods Properties, Inc	8,258
227,593	*,e	Hilltop Holdings, Inc	2,595
522,400		HKR International Ltd	126
170,759		Home Properties, Inc	5,234
377,478	e	Hospitality Properties Trust	4,530
2,423,145	e	Host Marriott Corp	9,499
1,102,492	e	HRPT Properties Trust	3,517
380,940	*,e	Immoeast AG.	542
107		Industrial & Infrastructure Fund Investment Corp	270
355,151		Infratil Ltd	296
1,075,997	e	ING Industrial Fund	94
312,538	e	Inland Real Estate Corp	2,216
191,507		Intek S.p.A.	84
6,332		Intervest Offices	171
2,558,184		Investimentos Itau S.A.	8,789
324,127	e	Investors Real Estate Trust	3,196
950,000	e	iShares MSCI Canada Index Fund	15,637
1,917,997	e	iShares MSCI EAFE Index Fund	72,098
400,000	e	iShares MSCI Hong Kong Index Fund	4,068
2,350,000	e	iShares MSCI Japan Index Fund	18,589
788,876	e	iShares Russell 2000 Index Fund	33,085
430,139	e	iStar Financial, Inc	1,209
127,225	e	Jafco Co Ltd	2,243
3,322,000	e	Japan Asia Investment Co Ltd	1,477
404		Japan Excellent, Inc	1,437
109	e	Japan Logistics Fund Inc	664
655	e	Japan Prime Realty Investment Corp	1,203
1,105	e	Japan Real Estate Investment Corp	8,439
1,081		Japan Retail Fund Investment Corp	4,106
–	e	JER Investors Trust, Inc	-	^
50,248		KBC Ancora	407
1,941	e	Kenedix Realty Investment Corp	3,567
134,387	e	Kilroy Realty Corp	2,310
907,177	e	Kimco Realty Corp	6,913
155,783	e	Kite Realty Group Trust	382
541,608		Kiwi Income Property Trust	297
200,000		K-REIT Asia	78
11,894,500		KWG Property Holding Ltd	3,438
230,795	e	LaSalle Hotel Properties	1,348
318,764	e	Lexington Corporate Properties Trust	759
118,603		LG Corp	4,219
352,973		Liberty Property Trust	6,685
707,000		Lippo-Mapletree Indonesia Retail Trust	102
125,920	e	LTC Properties, Inc	2,209
294,175	e	Macerich Co	1,842
468,365	e	Mack-Cali Realty Corp	9,278
1,237,549	e	Macquarie CountryWide Trust	207
387,604		Macquarie DDR Trust	11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,883,486	e	Macquarie Infrastructure Group	$2,947
130,732		Macquarie Leisure Trust Group	103
1,296,000		Macquarie MEAG Prime REIT	388
340,106	e	Macquarie Media Group Ltd	236
3,427,155		Macquarie Office Trust	405
211,979	*,e	Maguire Properties, Inc	153
2,366,000		Mapletree Logistics Trust	583
503,178		Marfin Investment Group S.A	1,818
16,637	*	Martifer SGPS S.A.	57
421,985	e	Medical Properties Trust, Inc	1,540
59,009	*	Meinl Airports International AG.	353
156,055	*,e	Meinl European Land Ltd	471
7,691,213	e	Melco International Development	2,372
273,743	*,b	Meruelo Maddux Properties, Inc	20
1,171,798		MFA Mortgage Investments, Inc	6,890
212		MID Reit, Inc	358
181,402	e	Mid-America Apartment Communities, Inc	5,593
360,312	e	Mission West Properties, Inc	2,306
3,329	e	Mobimo Holding AG.	426
103,252	e	Monmouth Real Estate Investment Corp (Class A)	682
53,421		Morguard Real Estate Investment Trust	415
89		Mori Hills REIT Investment Corp	250
126	e	Mori Trust Sogo Reit, Inc	895
27,560		Morneau Sobeco Income Fund	177
3,883		MPC Muenchmeyer Petersen Capital AG.	24
129,843	e	MVC Capital, Inc	1,092
119,872	e	National Health Investors, Inc	3,221
460,708		National Retail Properties, Inc	7,298
40,003		Nationale A Portefeuille	1,857
696,093	e	Nationwide Health Properties, Inc	15,446
264,595	e	Newcastle Investment Corp	172
256		Nippon Accommodations Fund, Inc	1,029
1,529	e	Nippon Building Fund, Inc	13,068
252	e	Nippon Commercial Investment Corp	209
171	e	Nippon Residential Investment Corp	127
739		Nomura Real Estate Office Fund, Inc	4,084
239		Nomura Real Estate Residential Fund, Inc	831
678,630		NOMURA TOPIX EXCHANGE TRADED FUND	5,464
9,869		Northern Property Real Estate Investment Trust	135
290,372	e	NorthStar Realty Finance Corp	674
733,000		NWS Holdings Ltd	987
487,036	e	Omega Healthcare Investors, Inc	6,857
41,085		One Liberty Properties, Inc	145
296		Orix JREIT, Inc	1,208
1,957		OZ Holding AG.	25
527,000		Parkway Life Real Estate Investment Trust	263
106,946	e	Parkway Properties, Inc	1,102
15,386		Partners Group	924
200,175	e	Pennsylvania Real Estate Investment Trust	711
87,324	*,e	Pinetree Capital Ltd	89
888,848	e	Plum Creek Timber Co, Inc	25,839
8,326,160		Polytec Asset Holdings Ltd	371

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
239,756	e	Post Properties, Inc	$2,431
197,614	e	Potlatch Corp	4,583
953	e	Premier Investment Co	2,936
20,216		Primaris Retail Real Estate Investment Trust	146
1,674,445	e	Prologis	10,884
20,000		ProLogis European Properties	36
145,345	e	Prospect Capital Corp	1,238
864,000		Prosperity REIT	100
114,811	e	PS Business Parks, Inc	4,231
700,683	e	Public Storage, Inc	38,713
326,436	e	RAIT Investment Trust	398
103,553	e	Ramco-Gershenson Properties	668
42,554		Rathbone Brothers	472
96,228	e	Ratos AB (B Shares)	1,466
579,469	e	Realty Income Corp	10,906
325,543	e	Redwood Trust, Inc	4,997
60,749,000	e	Regal Real Estate Investment Trust	7,995
273,902	e	Regency Centers Corp	7,278
119,762	e	Resource Capital Corp	364
163,538		RioCan Real Estate Investment Trust	1,628
48,382		Saul Centers, Inc	1,111
24,295	e	SBI Holdings, Inc	2,501
680,717	e	Senior Housing Properties Trust	9,544
589,000		Shanghai Industrial Holdings Ltd	1,630
1,864,500		Shimao Property Holdings Ltd	1,633
378,874		Shinhan Financial Group Co Ltd	6,738
1,398,000		Silver Grant International	153
1,330,727	e	Simon Property Group, Inc	46,096
766,468	e	SL Green Realty Corp	8,278
11,652		Societe Fonciere Financiere et de Participations FFP	427
11,105	e	Societe Immobiliere de Location pour l'Industrie et le Commerce	833
66,542	*	Sonae Capital SGPS S.A.	44
122,137		Sovran Self Storage, Inc	2,453
2,298,670	e	SPDR Trust Series 1	182,606
379,125	e	Strategic Hotels & Resorts, Inc	262
82,322	e	Sun Communities, Inc	974
1,161,000		Sunlight Real Estate Investment Trust	181
331,959	e	Sunstone Hotel Investors, Inc	873
1,823,000	e	Suntec Real Estate Investment Trust	755
168,544	e	Tanger Factory Outlet Centers, Inc	5,201
505,958	e	Taubman Centers, Inc	8,622
142,812		Tishman Speyer Office Fund	8
1,036,900	*	TM International BHD	643
757	e	Tokyu REIT, Inc	4,007
655		Top REIT Inc	2,376
612,108	e	UDR, Inc	5,270
397		United Urban Investment Corp	1,604
59,826	e	Universal Health Realty Income Trust	1,749
51,937	*	Uranium Participation Corp	251
109,530	e	Urstadt Biddle Properties, Inc (Class A)	1,470
300,849	e	U-Store-It Trust	608
729,448	*	Vantage Drilling Co	722

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,519	e	Vastned Offices/Industrial	$241
532,491	e	Ventas, Inc	12,040
1,829,348	e	Virgin Media, Inc	8,781
32,036	*,e	Virtus Investment Partners, Inc	209
717,021	e	Vornado Realty Trust	23,834
588,650		WABCO Holdings, Inc	7,246
271,936	e	Washington Real Estate Investment Trust	4,704
265,834	e	Weingarten Realty Investors	2,531
230,258	e	Wendel	6,087
2,878,308		Westfield Group	20,014
1,636,662		Wharf Holdings Ltd	4,063
52,311		Winthrop Realty Trust	361
177		Zueblin Immobiliere France S.A.	1
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,256,473

HOTELS AND OTHER LODGING PLACES - 0.19%
1,407,448	e	Accor S.A.	49,020
142,733	e	Ameristar Casinos, Inc	1,796
3,389,300	e	Banyan Tree Holdings Ltd	836
120,485	*,e	Bluegreen Corp	210
183,215	e	Boyd Gaming Corp	683
96,738	e	Choice Hotels International, Inc	2,498
9,027	*	Club Mediterranee S.A.	109
1,050,681	e	Crown Ltd	4,639
44,000	e	Fujita Kanko, Inc	170
220,930	*,e	Gaylord Entertainment Co	1,840
1,544,000		Golden Resorts Group Ltd	16
327,408		Great Eagle Holdings Ltd	431
184,521	*,e	Great Wolf Resorts, Inc	430
32,512		Holidaybreak plc	93
240,000		Hongkong & Shanghai Hotels	151
100,000		Hotel Plaza Ltd	59
164,000		Hotel Properties Ltd	100
285,147		Indian Hotels Co Ltd	222
30,424		Intercontinental Hotels Group plc	232
80,078	*,e	Isle of Capri Casinos, Inc	424
14,600	e	Kyoritsu Maintenance Co Ltd	227
569,415	*,e	Las Vegas Sands Corp	1,714
106,594	*,e	Lodgian, Inc	224
113,449		Marcus Corp	964
1,591,730	e	Marriott International, Inc (Class A)	26,041
415,328	*,e	MGM Mirage	968
100,566	e	Millennium & Copthorne Hotels plc	248
12,942,996		Minor International PCL	2,354
61,316	*,e	Monarch Casino & Resort, Inc	316
171,797	*,e	Morgans Hotel Group Co	534
59,862	e	NH Hoteles S.A.	159
339,000	e	Nishi-Nippon Railroad Co Ltd	1,281
1,324	*	Orascom Hotels & Development	4
28,352		Orbis S.A.	242
160,255	e	Orient-Express Hotels Ltd (Class A)	657
82,421	*,e	Outdoor Channel Holdings, Inc	562

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,345		Pierre & Vacances	$380
371,000		Regal Hotels International Holdings Ltd	70
24,000	e	Resorttrust, Inc	220
59,892		Rezidor Hotel Group AB	92
62,569	*,e	Riviera Holdings Corp	64
3,543,013	e	Shangri-La Asia Ltd	4,023
66,589		Sol Melia S.A.	188
709,000		Stamford Land Corp Ltd	107
895,795	e	Starwood Hotels & Resorts Worldwide, Inc	11,377
143,310	e	Thomas Cook Group plc	494
157,999		TUI Travel plc	519
1,114,399		United Overseas Land Ltd	1,370
171,629	*,e	Vail Resorts, Inc	3,506
574,304		Wyndham Worldwide Corp	2,412
186,017	e	Wynn Resorts Ltd	3,715
		TOTAL HOTELS AND OTHER LODGING PLACES	128,991

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.36%
131,978	*,e	3PAR, Inc	867
65,120	e	Aaon, Inc	1,180
2,336,905		Acer, Inc	3,514
300,686	e	Actuant Corp (Class A)	3,106
286,546		Advantech Co Ltd	398
829,923	*	AGCO Corp	16,266
44,800	e	Aichi Corp	182
57,600		Aida Engineering Ltd	162
62,358	e	Aixtron AG.	322
39,041	e	Alamo Group, Inc	416
662,643	e	Alfa Laval AB	5,019
153,712	*,e	Allis-Chalmers Energy, Inc	297
1,221,811	e	Alstom RGPT	63,284
164,293	*,e	Altra Holdings, Inc	637
247,986		Amada Co Ltd	1,298
54,500	e	Amano Corp	432
51,285	e	Ampco-Pittsburgh Corp	680
44,753	e	Andritz AG.	1,377
9,050,060		Applied Materials, Inc	97,288
31,000	e	Asahi Diamond Industrial Co Ltd	131
28,750	*,e	ASM International NV	239
384,373	e	ASM Pacific Technology	1,346
2,392,835	e	ASML Holding NV	42,441
90,234	*,e	Astec Industries, Inc	2,367
268,303	*	Asyst Technologies, Inc	75
7,027	*	A-TEC Industries AG.	55
105,092	e	Atlas Copco AB (A Shares)	790
57,731	e	Atlas Copco AB (B Shares)	393
128,943	*,e	ATS Automation Tooling Systems, Inc	367
120,882	*,e	AuthenTec, Inc	179
582,055	*	Axcelis Technologies, Inc	221
305		Belimo Holding AG.	206
1,237,120		Benq Corp	363
11,291		Biesse S.p.A.	56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
315,995	e	Black & Decker Corp	$9,973
104,805	e	Black Box Corp	2,474
216,664	*,e	Blount International, Inc	1,001
46,200	*,e	Bolt Technology Corp	328
159,304	e	Bradken Ltd	183
2,183,810	e	Brambles Ltd	7,289
290,318	e	Briggs & Stratton Corp	4,790
11,843,043	*,e	Brocade Communications Systems, Inc	40,858
352,760	*,e	Brooks Automation, Inc	1,626
420,800	e	Brother Industries Ltd	3,074
4,989		Bucher Industries AG.	355
240,221	e	Bucyrus International, Inc (Class A)	3,647
2,591		Burckhardt Compression Holding AG.	241
5,934		BWT AG.	117
32,000		Canon Finetech, Inc	333
1,524,695		Canon, Inc	43,437
35,328		Cargotec Corp (B Shares)	329
395,590	e	Carlisle Cos, Inc	7,765
48,759	e	Cascade Corp	860
174,886	e	Casio Computer Co Ltd	1,224
2,754,128	e	Caterpillar, Inc	77,005
186,590		Charter International plc	1,221
2,285,000	*	China Railway Construction Corp	2,984
388,064	*	Cirrus Logic, Inc	1,459
261,873	e	Citizen Watch Co Ltd	1,058
39,200	e	CKD Corp	127
130,836	*,e	Colfax Corp	899
162,027	*	Columbus McKinnon Corp	1,413
5,788,602		Compal Electronics, Inc	4,148
214,196	*,e	Cray, Inc	750
996,318		Cummins, Inc	25,356
223,815	e	Curtiss-Wright Corp	6,278
158,470	*,e	Cymer, Inc	3,528
92,500	e	Daifuku Co Ltd	493
18,000		Daihatsu Diesel Manufacturing Co Ltd	103
239,523	e	Daikin Industries Ltd	6,485
27,268	e	Danieli & Co S.p.A.	236
89,214		Danieli & Co S.p.A.	498
17,341		Datalogic S.p.A.	91
2,369,515	e	Deere & Co	77,886
7,187,747	*	Dell, Inc	68,140
1,424,024		Delta Electronics, Inc	2,620
48,255	e	Deutz AG.	147
212,239	e	Diebold, Inc	4,531
15,700	e	Disco Corp	386
257,112	e	Donaldson Co, Inc	6,901
190,400		Dongfang Electric Co Ltd	425
76,220		Doosan Infracore Co Ltd	810
1,621,954	e	Dover Corp	42,787
605,289	*	Dresser-Rand Group, Inc	13,377
153,997	*,e	Dril-Quip, Inc	4,728
15,225		Duerr AG.	198

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
14,000	e	Eagle Industry Co Ltd	$45
456,000	e	Ebara Corp	995
388,770	e	Electrolux AB (Series B)	3,051
359,286	*,e	Elixir Gaming Technologies, Inc	40
10,228,198	*	EMC Corp	116,601
460,051	*	Emulex Corp	2,314
184,818	*,e	Ener1, Inc	956
54,543		Enerflex Systems, Income Fund	401
153,948	*,e	ENGlobal Corp	699
113,568	*,e	EnPro Industries, Inc	1,942
1,284,000	*	Enric Energy Equipment Holdings Ltd	462
960,803	*	Entegris, Inc	826
3,494	*	Envitec Biogas AG.	59
17,726	*	Eurotech S.p.A.	55
986		Exel Industries	26
487,050	*,e	Extreme Networks, Inc	740
208,291	e	Fanuc Ltd	13,951
116,300		Fenner PLC	77
12,800	e	Ferrotec	142
81,539	*,e	Flanders Corp	329
162,977	*,e	Flotek Industries, Inc	256
173,925	*,e	Flow International Corp	282
415,301	e	Flowserve Corp	23,307
836,825	*,e	FMC Technologies, Inc	26,251
95,919	*,e	Fuel Tech, Inc	1,003
39,300		Fuji Machine Manufacturing Co Ltd	318
783,074		FUJIFILM Holdings Corp	16,811
12,200	e	Fujimi, Inc	144
430,000		Furukawa Co Ltd	356
567,885	*	Gardner Denver, Inc	12,346
1,577,800		GEA Group AG.	16,833
57,317	e	Gildemeister AG.	445
55,000	e	Glory Ltd	971
442,188	*	GMR Infrastructure Ltd	827
66,618	e	Gorman-Rupp Co	1,319
198,495	e	Graco, Inc	3,388
72,746	e	Graham Corp	653
279		Gurit Holding AG.	86
32,052		Hanjin Heavy Industries & Construction Co Ltd	655
33,656	*,e	Harbin Electric, Inc	207
854,000	e	Harbin Power Equipment	555
25	e	Harmonic Drive Systems, Inc	44
42,444	e	Heidelberger Druckmaschinen	205
17,490,967		Hewlett-Packard Co	560,760
202,172	e	Hitachi Construction Machinery Co Ltd	2,592
93,200	e	Hitachi Koki Co Ltd	763
58,000	e	Hitachi Kokusai Electric, Inc	301
822,000	*,e	Hitachi Zosen Corp	656
11,995		Homag Group AG.	104
35,000	e	Hosokawa Micron Corp	104
36,302	*,e	Hurco Cos, Inc	386
278,065	e	Husqvarna AB (B Shares)	1,127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
269,488	e	IDEX Corp	$5,894
48,986		IMI PLC	191
150,280	*,e	Immersion Corp	440
9,063		Industria Macchine Automatiche S.p.A.	146
19,028	e	Ingenico	316
1,015,882		Ingersoll-Rand Co Ltd (Class A)	14,019
338,723	*,e	Intermec, Inc	3,523
7,819,215		International Business Machines Corp	757,604
1,224,325		International Game Technology	11,288
35,797		Interpump Group S.p.A.	131
557		Interroll Holding AG.	98
98,490	*,e	Intevac, Inc	513
5,319,028		Inventec Co Ltd	2,141
127,000	*,e	Iseki & Co Ltd	305
883,792	e	Ishikawajima-Harima Heavy Industries Co Ltd	1,000
70,553	*,e	Isilon Systems, Inc	155
19,392	e	Itochu Techno-Science Corp	399
1,027,474	e	ITT Industries, Inc	39,527
1,099,870	e	Jabil Circuit, Inc	6,115
1,184,291	e	Japan Steel Works Ltd	11,067
151,400		John Bean Technologies Corp	1,584
1,076,096	e	Joy Global, Inc	22,921
101,764		JSW Steel Ltd	467
81,000	e	Juki Corp	64
10,647		Jungheinrich AG.	114
77,753	*,e	Kadant, Inc	896
981,000		Kato Works Co Ltd	1,833
103,000	e	Kayaba Industry Co Ltd	130
171,096	e	Kaydon Corp	4,676
81,364	e	KCI Konecranes Oyj	1,362
33,800		Keihin Corp	358
247,941		Kennametal, Inc	4,019
6,377		Kerself S.p.A	69
29,814	*,e	Key Technology, Inc	262
12,738		Koenig & Bauer AG.	118
52,028		Kofax plc	86
1,583,773	e	Komatsu Ltd	17,120
2,083	e	Komax Holding AG	86
49,000		Komori Corp	398
24,451	e	Kone Oyj (Class B)	507
1,902,821	e	Konica Minolta Holdings, Inc	16,109
635,822	e	Krones AG.	20,257
134,000	e	KS Energy Services Ltd	66
1,902,534	e	Kubota Corp	10,283
17,701	e	KUKA AG.	240
320,975	*,e	Kulicke & Soffa Industries, Inc	841
139,936		Kumba Iron Ore Ltd	2,422
119,775	e	Kurita Water Industries Ltd	2,291
410,533	*,e	Lam Research Corp	9,348
203,498		Larsen & Toubro Ltd	2,693
244,355	e	Lennox International, Inc	6,466
4,152,000		Lenovo Group Ltd	954

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
498,041	*,e	Lexmark International, Inc (Class A)	$8,402
60,588	e	Lindsay Manufacturing Co	1,636
2,240,816		Lite-On Technology Corp	1,513
38,253	*,e	Logitech International S.A.	396
79,283	e	Lufkin Industries, Inc	3,003
196,000		Lung Kee (Bermuda) Holdings	50
71,000	e	Makino Milling Machine Co Ltd	189
146,575	e	Makita Corp	3,258
8,806		Manitou BF S.A.	57
434,406	e	Manitowoc Co, Inc	1,421
12,100	e	Mars Engineering Corp	345
26,000		Max Co Ltd	277
12,700	e	Melco Holdings, Inc	146
406,259		Melrose plc	495
88,562	e	Met-Pro Corp	722
75,403		Micron Machinery Co Ltd	868
421,549	*,e	Micros Systems, Inc	7,904
89,089	*,e	Middleby Corp	2,889
130	*	MidgardXXI, Inc	-	^
4,009,622		Mitac International	1,626
4,437,038	e	Mitsubishi Heavy Industries Ltd	13,358
69,000	e	Mitsubishi Kakoki Kaisha Ltd	149
176,286	e	Modine Manufacturing Co	441
61,400	e	Mori Seiki Co Ltd	553
32,656	e	Nacco Industries, Inc (Class A)	888
229,000		Nachi-Fujikoshi Corp	349
99,772	*,e	NATCO Group, Inc (Class A)	1,889
60,956	*,e	Natural Gas Services Group, Inc	549
292,530	*,e	Netezza Corp	1,989
195,580	*,e	Netgear, Inc	2,357
70,000		Nidec Sankyo Corp	282
83,000		Nippon Thompson Co Ltd	278
14,700		Nitto Kohki Co Ltd	224
75,946	e	NN, Inc	96
20,017	*	Nordex AG.	258
165,028	e	Nordson Corp	4,692
23,600		Noritz Corp	310
411,638	e	NTN Corp	1,152
4,705	*,e	OC Oerlikon Corp AG.	151
104,081	e	OCE NV	310
291,652	*	Oil States International, Inc	3,914
21,800		Oiles Corp	253
691,000	*,e	Oki Electric Industry Co Ltd	440
152,000		Okuma Holdings, Inc	560
4,074	e	Omega Flex, Inc	66
4,826		ONA S.A.	667
23,000	e	Organo Corp	125
108,900	e	OSG Corp	659
52,300		Outotec Oyj	899
8,322	e	Palfinger AG.	93
398,543		Pall Corp	8,142
584,196	e	Palm, Inc	5,036

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
53,556	e	Pason Systems, Inc	$404
8,289	e	Pfeiffer Vacuum Technology AG.	490
9,467	e	Pinguely-Haulotte	40
818,753	e	Pitney Bowes, Inc	19,118
67,756	*,e	PMFG, Inc	534
152,259	e	Psion plc	114
1,061,898		PTT Aromatics & Refining PCL	274
991,244	*,e	Quantum Corp	664
5,687		R Stahl AG.	96
160,326	*,e	Rackable Systems, Inc	651
2,270		Rational AG.	181
102,883	*,e	RBC Bearings, Inc	1,572
387,263		Realtek Semiconductor Corp	508
357,861	e	Rheinmetall AG.	12,176
44,080	*,e	Rimage Corp	588
21,700		Riso Kagaku Corp	198
358,137	*,e	Riverbed Technology, Inc	4,684
175,303	e	Robbins & Myers, Inc	2,659
10,100	e	Roland DG Corp	122
713,272	*	Safeguard Scientifics, Inc	392
1,716,772	*,e	SanDisk Corp	21,717
152,213		Sandvik AB	872
1,500	b,m	Sansei Yusoki Co Ltd	5
12,074		Sartorius AG.	103
95,456	e	Sauer-Danfoss, Inc	233
105,769		Scana Industrier	101
160,057	*,e	Scansource, Inc	2,974
293,137	e	Schindler Holding AG.	13,842
6,921	e	Schoeller-Bleckmann Oilfield Equipment AG.	199
5,303		Schulthess Group	209
206,343	*,e	Scientific Games Corp (Class A)	2,499
1,249,635	*,m	Seagate Technology	-	^
2,365,164	e	Seagate Technology, Inc	14,215
214,104	e	Seiko Epson Corp	2,881
132,216	*,e	Semitool, Inc	368
62,882	e	Service Point Solutions S.A.	53
123,210	*,e	Sevan Marine ASA	104
3,502,000	e	Shanghai Electric Group Co Ltd	1,008
662,247		Shanghai Zhenhua Port Machinery Co	618
61,566	e	ShawCor Ltd	946
20,000	e	Shibaura Mechatronics Corp	68
22,100	e	Shima Seiki Manufacturing Ltd	434
75,000	e	Shinko Electric Co Ltd	164
281,590		Shinmaywa Industries Ltd	589
133,066	*,e	Sigma Designs, Inc	1,655
24,585	*,e	Singulus Technologies	84
50,900		Sintokogio Ltd	303
57,827	e	SKF AB (B Shares)	501
43,773	e	SMC Corp	4,179
32,000	e	Sodick Co Ltd	53
70,461	e	Solarworld AG.	1,444
196,191	e	SPX Corp	9,223

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
82,829	e	Standex International Corp	$762
48,200	e	Star Micronics Co Ltd	441
154,897	*,e	STEC, Inc	1,142
127,186		Sulzer AG.	6,559
812,561	e	Sumitomo Heavy Industries Ltd	2,668
140,515	*,e	Super Micro Computer, Inc	691
8,220,000	*	Superb Summit International Timber Co Ltd	59
274,372	*	Swisslog Holding AG.	130
946,425		Synnex Technology International Corp	1,196
2,413,653	e	T RAD Co Ltd	3,170
58,984	*,e	T-3 Energy Services, Inc	695
488,186	e	Tadano Ltd	2,017
5,750		Taewoong Co Ltd	352
6,600		Takeuchi Manufacturing Co Ltd	41
3,001,315		Tat Hong Holdings Ltd	1,223
1,042,000		Techtronic Industries Co	484
101,578	*,e	Tecumseh Products Co (Class A)	459
35,000	e	Teikoku Piston Ring Co Ltd	98
83,631	e	Tennant Co	784
1,361,267	*	Teradata Corp	22,080
714,275	*,e	Terex Corp	6,607
4,389,895	e	Textron, Inc	25,198
76,798	*,e	Thermadyne Holdings Corp	163
487,408		Timken Co	6,804
282,406		Tokyo Electron Ltd	10,385
39,000	e	Tokyo Kikai Seisakusho Ltd	64
24,000	e	Tokyo Seimitsu Co Ltd	194
55,600		Topre Corp	388
20,500		Torishima Pump Manufacturing Co Ltd	222
167,754	e	Toro Co	4,056
600,388	e	Toshiba Corp	1,541
77,000	e	Toshiba Machine Co Ltd	226
480,829	e	Toyota Tsusho Corp	4,595
156,000		Tsubakimoto Chain Co	347
30,000		Tsugami Corp	44
4,101,996		Tutt Bryant Group Ltd	1,412
64,343	e	Twin Disc, Inc	445
139,113	*,e	Ultratech, Inc	1,738
11,300	e	Union Tool Co	237
408,474	*	Varian Medical Systems, Inc	12,434
346,946	*,e	VeriFone Holdings, Inc	2,359
475,009	*,e	Verigy Ltd	3,919
43,262	*,e	Vestas Wind Systems AS	1,898
16,336		Wacker Construction Equipment AG.	117
250	e	Wacom Co Ltd	261
1,769		Walter Meier AG.	83
344,526	e	Wartsila Oyj (B Shares)	7,273
123,564	e	Watsco, Inc	4,205
163,694	e	Weir Group plc	972
1,650,731	*	Western Digital Corp	31,925
39,604		Wincor Nixdorf AG.	1,795
1,486,868		Wistron Corp	1,603

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
326,051	e	Woodward Governor Co	$3,645
62,100	e	Yamatake Corp	1,060
151,488	e	Yokogawa Electric Corp	603
6,500	e	Yushin Precision Equipment Co Ltd	75
37,509	e	Zardoya Otis S.A.	686
197,863	*,e	Zebra Technologies Corp (Class A)	3,763
210		Zehnder Group AG.	134
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,936,566

INSTRUMENTS AND RELATED PRODUCTS - 3.01%
11,800	e	A&D Co Ltd	30
110,629	*,e	Abaxis, Inc	1,907
158,074	*,e	Abiomed, Inc	775
197,199	*,e	Accuray, Inc	992
289,261	e	Advantest Corp	4,269
451,643	*,e	Affymetrix, Inc	1,477
119,333	*	AGFA-Gevaert NV	201
2,222,790	*,e	Agilent Technologies, Inc	34,164
320,144	*,e	Align Technology, Inc	2,539
1,005,452		Allergan, Inc	48,020
15,300		Aloka Co Ltd	109
137,359	*,e	Alphatec Holdings, Inc	243
471,666	*,e	American Medical Systems Holdings, Inc	5,259
57,588	e	American Science & Engineering, Inc	3,213
126,412		Amplifon S.p.A.	220
65,068	e	Analogic Corp	2,083
91,917	*,e	Anaren, Inc	1,006
137,114	*,e	Angiodynamics, Inc	1,541
63,000	e	Anritsu Corp	148
77,534	*,e	Argon ST, Inc	1,471
7,735	e	Atrion Corp	683
3,144		Audika	61
41,960	*,e	Axsys Technologies, Inc	1,764
73,265	e	Badger Meter, Inc	2,117
438,611		Bard (C.R.), Inc	34,966
4,166,022		Baxter International, Inc	213,384
17,199,208	*	BB BIOVENTURES L.P.	3,378
815,792	e	Beckman Coulter, Inc	41,614
1,310,136		Becton Dickinson & Co	88,094
103,356	*	Bio-Rad Laboratories, Inc (Class A)	6,811
547,000	*	Biosensors International Group Ltd	138
11,947,652	*	Boston Scientific Corp	94,984
239,183	*,e	Bruker BioSciences Corp	1,473
256,849	*,e	Caliper Life Sciences, Inc	254
71,575	*,e	Cantel Medical Corp	921
112,825	*,e	Cardiac Science Corp	340
22,930	*,e	CardioNet, Inc	643
282,866	*,e	Cepheid, Inc	1,952
150,574	e	Cochlear Ltd	5,246
130,220	*,e	Coherent, Inc	2,246
122,734	e	Cohu, Inc	884
8,761		Coloplast AS (Class B)	539

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
30,866	e	Compagnie Generale d'Optique Essilor International S.A.	$1,193
209,243	*,e	Conmed Corp	3,015
29,665		Consort Medical plc	144
150,876	e	Cooper Cos, Inc	3,989
18,355		Corin Group plc	14
2,461,658		Covidien Ltd	81,826
167,669	*,e	Cyberonics, Inc	2,225
67,245	*,e	Cynosure, Inc (Class A)	410
1,472,453	e	Danaher Corp	79,836
490,382	e	Dentsply International, Inc	13,167
364,099	*,e	Depomed, Inc	859
171,353	*,e	DexCom, Inc	709
103,775	*,e	Dionex Corp	4,903
10,714		Draegerwerk AG.	230
36,544	*,e	DXP Enterprises, Inc	378
1,057,854	e	Eastman Kodak Co	4,020
116,562	e	Elekta AB (B Shares)	1,174
5,376,590		Emerson Electric Co	153,663
422,279	*,e	EnteroMedics, Inc	574
138,824	*,e	ESCO Technologies, Inc	5,372
193,297	*	Esterline Technologies Corp	3,903
376,598	*,e	ev3, Inc	2,674
38,069	*	Exactech, Inc	437
27,463	*	Exfo Electro Optical Engineering, Inc	91
86,290	*,e	FARO Technologies, Inc	1,160
207,951	*,e	FEI Co	3,209
80,171	*,e	FGX International Holdings Ltd	932
783,528	e	Finmeccanica S.p.A.	9,754
886,809	*,e	Flir Systems, Inc	18,162
247,178	*,e	Formfactor, Inc	4,454
287,650	*,e	Fossil, Inc	4,516
72,194		Fresenius SE	3,315
7,869		Fresenius SE	298
35,600		Furuno Electric Co Ltd	178
744,727		Garmin Ltd	15,796
60,818	e	Getinge AB (B Shares)	590
12,884,212	*,e	Golden Meditech Co Ltd	1,895
1,021		Guerbet	149
158,506	*,e	Haemonetics Corp	8,731
123,977		Hamworthy plc	356
162,901	*,e	Hanger Orthopedic Group, Inc	2,158
73,937	*,e	Herley Industries, Inc	884
150,910	e	Hexagon AB (B Shares)	734
207,808	e	Hillenbrand, Inc	3,327
5,100		Hioki EE Corp	89
21,000		Hitachi Medical Corp	163
30,400	e	Hogy Medical Co Ltd	1,652
1,144,302	*,e	Hologic, Inc	14,979
30,100	e	Horiba Ltd	511
68,481	*,e	ICU Medical, Inc	2,200
74,269	*,e	ICx Technologies, Inc	301
162,862	*,e	I-Flow Corp	594

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
140,720	*,e	II-VI, Inc	$2,418
479,535	*,e	Illumina, Inc	17,858
2,736		Inficon Holding AG.	203
96,243	*,e	Insulet Corp	395
89,439	*,e	Integra LifeSciences Holdings Corp	2,212
144,656	*,e	Intuitive Surgical, Inc	13,794
234,832	e	Invacare Corp	3,764
95,419	*	Invensys plc	228
531,035	*,e	ION Geophysical Corp	828
133,570	*,e	IRIS International, Inc	1,540
134,962	*,e	Itron, Inc	6,390
217,421	*,e	Ixia	1,124
27,701	*	Jenoptik AG.	129
42,000	e	Jeol Ltd	111
54,373		Kaba Holding AG.	8,359
36,250	*	Kensey Nash Corp	771
38,266	e	Keyence Corp	7,152
557,477	e	Kla-Tencor Corp	11,150
397,907	*,e	Kopin Corp	923
14,095	*,e	K-Tron International, Inc	855
395,828	*,e	L-1 Identity Solutions, Inc	2,023
68,853	*,e	LaBarge, Inc	576
101,780		Largan Precision Co Ltd	852
362,672		LG.Philips LCD Co Ltd	7,354
510,039	*	LTX-Credence Corp	143
22,863	e	Luxottica Group S.p.A.	355
90,834	*	Lydall, Inc	270
1,900		Mani, Inc	91
265,580	*,e	Masimo Corp	7,697
90,574	*,e	Measurement Specialties, Inc	370
92,212	*,e	Medical Action Industries, Inc	764
5,919,871		Medtronic, Inc	174,459
209,709	*	Merit Medical Systems, Inc	2,561
113,233	*,e	Mettler-Toledo International, Inc	5,812
27,600		Micronics Japan Co Ltd	190
74,110	*,e	Micrus Endovascular Corp	442
231,634	*,e	Millipore Corp	13,298
162,548	e	Mine Safety Appliances Co	3,254
303,091	*,e	MKS Instruments, Inc	4,446
83,860	e	Movado Group, Inc	632
21,967,242	*,a	MPM Bioventures II	9,417
93,409	e	MTS Systems Corp	2,125
2,700		Nakanishi, Inc	152
181,802	e	National Instruments Corp	3,391
142,345	*,e	Natus Medical, Inc	1,211
74,480	*,e	Neogen Corp	1,626
212,805	*,e	Newport Corp	941
23,157		Nice S.p.A.	66
26,300		Nidec Copal Corp	171
31,200		Nihon Kohden Corp	381
28,000	e	Nikkiso Co Ltd	159
469,780	e	Nikon Corp	5,249

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,416,539		Nippon Electric Glass Co Ltd	$9,817
45,000		Nippon Signal Co Ltd	250
57,000	e	Nipro Corp	883
26,790		Nobel Biocare Holding AG.	457
36,300	e	Noritsu Koki Co Ltd	270
327,396	*,e	NuVasive, Inc	10,274
94,110	*,e	NxStage Medical, Inc	243
28,400	*	ODIM ASA	122
10,500	e	Ohara, Inc	92
69,536	e	Olympus Corp	1,110
130,171	*,e	Orthofix International NV	2,411
334,053	*,e	Orthovita, Inc	895
16,000	e	Osaki Electric Co Ltd	116
18,266	*,e	OYO Geospace Corp	239
94,854	*,e	Palomar Medical Technologies, Inc	689
402,000	e,m	Peace Mark Holdings Ltd	78
409,227		PerkinElmer, Inc	5,226
535,830	e	Phonak Holding AG.	32,386
56,778	*,e	Qiagen NV	908
36,370		Q-Med AB	121
93,686		Raymarine plc	19
2,479,755		Raytheon Co	96,562
69,488		Renishaw PLC	248
308,450	*	Resmed, Inc	10,901
169,589	*,e	ResMed, Inc (ADR)	625
485,390	e	Rockwell Automation, Inc	10,601
643,933	e	Rockwell Collins, Inc	21,018
147,356	*,e	Rofin-Sinar Technologies, Inc	2,375
341,051	e	Roper Industries, Inc	14,478
7,347	*	Roth & Rau AG.	140
153,280	*,e	Rudolph Technologies, Inc	464
13,680		SAES Getters S.p.A.	116
12,113		SAES Getters S.p.A.	108
123,444	e	Safilo Group S.p.A.	65
336,969	e	Safran S.A.	3,138
46,972		Samsung Techwin Co Ltd	1,535
46,000	e	Seiko Holdings Corp	89
223,000		Shimadzu Corp	1,417
365,268	*,e	Sirf Technology Holdings, Inc	840
86,159	*,e	Sirona Dental Systems, Inc	1,234
4,216,676	*,a	Skyline Venture Fund II Ltd	1,159
944,029	*	Skyline Venture Fund III Ltd	493
184,412		Smith & Nephew plc	1,143
62,028	*,e	Somanetics Corp	942
139,885	*,e	Sonic Solutions, Inc	168
84,822	*,e	SonoSite, Inc	1,517
156,515	*	Sorin S.p.A.	106
171,256	*,e	Spectranetics Corp	433
131,279		Spectris plc	758
4,399		Sperian Protection	134
91,871		Spirax-Sarco Engineering PLC	1,107
782,665		Spirent Communications plc	556

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,151,228	*	St. Jude Medical, Inc	$78,154
330,894	*,e	Star Scientific, Inc	1,416
153,776	*,e	Stereotaxis, Inc	614
354,716	e	STERIS Corp	8,258
4,561		Stratec Biomedical Systems	65
2,364	e	Straumann Holding AG.	366
1,314,517		Stryker Corp	44,746
5,607	*	Swatch Group AG.	137
18,714		Swatch Group AG.	2,261
191,541	*	Symmetry Medical, Inc	1,209
80,456	*	Synovis Life Technologies, Inc	1,114
93,032		Synthes, Inc	10,363
104,000	e	Sysmex Corp	3,299
13,000	e	Tamron Co Ltd	134
194,637	e	Techne Corp	10,649
224,878	*	Teledyne Technologies, Inc	6,000
2,271,341	*	Teradyne, Inc	9,948
215,060	e	Terumo Corp	7,887
2,108,805	*	Thermo Electron Corp	75,221
333,406	*,e	Thoratec Corp	8,565
41,030	*,e	TomTom NV	196
37,000	e	Topcon Corp	143
66,172	*,e	Trans1, Inc	403
482,424	*,e	Trimble Navigation Ltd	7,371
68,072	e	Ultra Electronics Holdings	1,065
184,708	*	Varian, Inc	4,385
197,925	*,e	Veeco Instruments, Inc	1,320
27,164	*,e	Vision-Sciences, Inc	35
77,800	*,e	Vital Images, Inc	877
338,377	*,e	Vivus, Inc	1,462
100,593	*,e	Vnus Medical Technologies, Inc	2,140
269,948	*,e	Volcano Corp	3,928
618,564	*,e	Waters Corp	22,856
2,853	*,e	William Demant Holding	115
187,243	*,e	Wright Medical Group, Inc	2,440
3,528,393	e	Xerox Corp	16,054
2,641		Ypsomed Holding AG.	178
1,096,643	*,e	Zimmer Holdings, Inc	40,027
118,790	*,e	Zoll Medical Corp	1,706
84,534	*,e	Zygo Corp	389
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,027,306

INSURANCE AGENTS, BROKERS AND SERVICE - 0.34%
1,920,938		AON Corp	78,413
11,649	e	April Group	318
634,411	e	Brown & Brown, Inc	11,997
156,368	*,e	Crawford & Co (Class B)	1,051
372,241	e	Gallagher (Arthur J.) & Co	6,328
41,749	e	Grupo Catalana Occidente S.A.	494
1,515,240	e	Hartford Financial Services Group, Inc	11,895
104,743		Jardine Lloyd Thompson Group plc	659
52,001	e	Life Partners Holdings, Inc	887

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,879,862		Marsh & McLennan Cos, Inc	$38,067
1,606,958		Millea Holdings, Inc	38,881
35,039	e	MLP AG.	368
251,807	e	National Financial Partners Corp	806
2,730,639		QBE Insurance Group Ltd	36,589
539,826		Unipol Gruppo Finanziario S.p.A.	478
128,740		Unipol S.p.A.	76
28,364	e	White Mountains Insurance Group Ltd	4,876
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	232,183

INSURANCE CARRIERS - 3.53%
1,294,695		ACE Ltd	52,306
28,633		Aditya Birla Nuvo Ltd	251
2,279,269		Admiral Group plc	27,913
1,760,160		Aegon NV	6,838
5,031,100		Aetna, Inc	122,407
5,012,095		Aflac, Inc	97,034
349,000		Aioi Insurance Co Ltd	1,340
111,589		Aksigorta AS	174
64,324		Alleanza Assicurazioni S.p.A	363
16,589	*,e	Alleghany Corp	4,493
1,344,872	e	Allianz AG.	113,033
386,278	e	Allied World Assurance Holdings Ltd	14,690
2,300,073		Allstate Corp	44,046
6,970	*	Alm Brand AS	75
1,543,545	e	Ambac Financial Group, Inc	1,204
302,881	e	American Equity Investment Life Holding Co	1,260
821,474		American Financial Group, Inc	13,185
6,241,000	e	American International Group, Inc	6,241
62,696	e	American National Insurance Co	3,286
40,632	e	American Physicians Capital, Inc	1,663
64,190	*,e	American Safety Insurance Holdings Ltd	739
499,186	*,e	AMERIGROUP Corp	13,748
106,730	*	Amerisafe, Inc	1,635
443,110		Amlin plc	2,187
2,212,659	e	AMP Ltd	7,231
124,835	e	Amtrust Financial Services, Inc	1,192
410,404	*,e	Arch Capital Group Ltd	22,104
167,348	*,e	Argo Group International Holdings Ltd	5,042
340,000		Asia Financial Holdings Ltd	85
506,604	e	Aspen Insurance Holdings Ltd	11,378
263,701		Assicurazioni Generali S.p.A.	4,520
797,365	e	Assurant, Inc	17,367
308,881	e	Assured Guaranty Ltd	2,091
2,520,146		Aviva plc	7,820
667,303	e	AXA Asia Pacific Holdings Ltd	1,578
1,034,666		AXA S.A.	12,441
2,547,405	e	Axis Capital Holdings Ltd	57,419
43,911	e	Baldwin & Lyons, Inc (Class B)	831
85,042		Baloise Holding AG.	5,443
731,456		Beazley Group plc	903

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
403,375		Brit Insurance Holdings plc	$1,045
224,642	*,e	Catalyst Health Solutions, Inc	4,452
301,460	*	Centene Corp	5,432
481,024		Chaucer Holdings PLC	293
67,539		Chesnara plc	129
862,000		China Insurance International Holdings Co Ltd	1,386
9,509,119	e	China Life Insurance Co Ltd	31,531
1,616,182		Chubb Corp	68,397
1,784,913		Cigna Corp	31,397
522,760	e	Cincinnati Financial Corp	11,956
193,593	*,e	Citizens, Inc (Class A)	1,407
90,683	e	CNA Financial Corp	831
94,483	*	CNA Surety Corp	1,742
138,922	e	CNP Assurances	8,767
521,729	*,e	Conseco, Inc	480
317,566	e	Corp Mapfre S.A.	696
240,033	e	Delphi Financial Group, Inc (Class A)	3,231
78,227	e	Donegal Group, Inc (Class A)	1,202
48,317		Dongbu Insurance Co Ltd	716
42,018	e	EMC Insurance Group, Inc	885
268,478	e	Employers Holdings, Inc	2,561
222,403	e	Endurance Specialty Holdings Ltd	5,547
74,775	*	Enstar Group Ltd	4,211
102,867		Erie Indemnity Co (Class A)	3,516
386,348	e	Everest Re Group Ltd	27,353
51,276	e	Fairfax Financial Holdings Ltd	13,258
23,868		FBD Holdings plc	191
82,553	e	FBL Financial Group, Inc (Class A)	343
692,144		Fidelity National Title Group, Inc (Class A)	13,504
119,249	*,e	First Acceptance Corp	289
299,035	e	First American Corp	7,927
84,816	*,e	First Mercury Financial Corp	1,225
142,735		Flagstone Reinsurance Holdings Ltd	1,112
9,546	e	Fondiaria-Sai S.p.A	112
43,984	*,e	Fpic Insurance Group, Inc	1,629
540,584		Friends Provident plc	538
306,000	e	Fuji Fire & Marine Insurance Co Ltd	232
2,765,187	e	Genworth Financial, Inc (Class A)	5,254
404,738	e	Great-West Lifeco, Inc	5,685
149,317	*,e	Greenlight Capital Re Ltd (Class A)	2,385
17,416	*	Hallmark Financial Services	121
304,356	e	Hannover Rueckversicherung AG.	9,705
194,136		Hanover Insurance Group, Inc	5,595
72,230	e	Harleysville Group, Inc	2,298
675,598	e	HCC Insurance Holdings, Inc	17,018
642,159	*,e	Health Net, Inc	9,298
285,858	*,e	Healthspring, Inc	2,393
6,792		Helvetia Holding AG.	1,447
356,526		Hiscox Ltd	1,581
238,093		Horace Mann Educators Corp	1,993
1,263,315	*	Humana, Inc	32,947
29,092	e	Independence Holding Co	146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
93,981		Industrial Alliance Insurance and Financial Services, Inc	$1,478
87,308	e	Infinity Property & Casualty Corp	2,962
107,409		ING Canada, Inc	3,067
30,000	*	ING Canada, Inc	857
1,747,168	e	Insurance Australia Group Ltd	4,252
267,986	e	IPC Holdings Ltd	7,246
195,864		Irish Life & Permanent plc	286
78,961		Just Retirement plc	69
25,756	e	Kansas City Life Insurance Co	923
111,983		KBC Groep NV	1,814
48,161		Kingsway Financial Services, Inc	92
697,267	e	Leucadia National Corp	10,382
177,908		Liberty Holdings Ltd	1,183
1,064,830	e	Lincoln National Corp	7,124
1,208,610		Loews Corp	26,710
270,889	e	Maiden Holdings Ltd	1,211
2,139,226		Manulife Financial Corp	24,093
307,578	*	Mapfre S.A.	4
32,107	*,e	Markel Corp	9,115
945,683	*	MAX India Ltd	1,830
744,966	e	Max Re Capital Ltd	12,843
691,363	*,e	MBIA, Inc	3,166
334,428	e	Meadowbrook Insurance Group, Inc	2,040
180,156		Mediolanum S.p.A.	622
83,751	e	Mercury General Corp	2,487
4,516,255		Metlife, Inc	102,835
632,550	e	MGIC Investment Corp	898
296,747	e	Milano Assicurazioni S.p.A.	683
20,457		Milano Assicurazioni S.p.A.	53
500,000		Ming An Holdings Co Ltd	50
848,868	e	Mitsui Sumitomo Insurance Group Holdings, Inc	19,510
80,913	*,e	Molina Healthcare, Inc	1,539
505,269	e	Montpelier Re Holdings Ltd	6,548
607,982	e	Muenchener Rueckver AG.	74,153
42,141	e	National Interstate Corp	713
12,597	e	National Western Life Insurance Co (Class A)	1,423
71,262	*,e	Navigators Group, Inc	3,362
486,000	e	Nipponkoa Insurance Co Ltd	2,779
401,873		Nissay Dowa General Insurance Co Ltd	1,527
46,289		Novae Group plc	229
32,783	e	NYMAGIC, Inc	400
128,721	e	Odyssey Re Holdings Corp	4,882
9,624,810		Old Mutual plc	7,167
742,233	e	Old Republic International Corp	8,031
79,979	e	OneBeacon Insurance Group Ltd (Class A)	773
518,000		Pacific Century Regional Developments Ltd	58
799,135		PartnerRe Ltd	49,602
550,830	e	Phoenix Cos, Inc	644
3,254,000	*,e	PICC Property & Casualty Co Ltd	1,776
1,631,500	e	Ping An Insurance Group Co of China Ltd	9,736
281,360	e	Platinum Underwriters Holdings Ltd	7,979
209,848	*	PMA Capital Corp (Class A)	875

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
391,662	e	PMI Group, Inc	$243
98,700		Porto Seguro S.A.	507
768,621		Power Corp Of Canada	11,979
561,735	e	Power Financial Corp	9,169
191,916		Premafin Finanziaria S.p.A.	255
134,465	e	Presidential Life Corp	1,047
271,657	*,e	Primus Guaranty Ltd	427
1,699,948	e	Principal Financial Group	13,906
180,905	*,e	ProAssurance Corp	8,434
2,167,324		Progressive Corp	29,129
253,504	e	Protective Life Corp	1,331
4,276,170		Prudential Financial, Inc	81,333
3,669,817		Prudential plc	17,745
382,529		Radian Group, Inc	696
111,329	*,e	RadNet, Inc	138
250,787	e	Reinsurance Group of America, Inc (Class A)	8,123
901,086	e	RenaissanceRe Holdings Ltd	44,550
104,681	e	RLI Corp	5,255
5,585,486		Royal & Sun Alliance Insurance Group plc	10,427
95,379		Safety Insurance Group, Inc	2,964
399,080		Sampo Oyj (A Shares)	5,896
41,409		Samsung Fire & Marine Insurance Co Ltd	4,790
2,410,072		Sanlam Ltd	4,285
740		Schweizerische National-Versicherungs-Gesellschaft	326
355,178	e	SCOR	7,312
129,094	*,e	SeaBright Insurance Holdings, Inc	1,350
305,834	e	Selective Insurance Group, Inc	3,719
806,217		SNS Reaal	2,843
28,610		Societa Cattolica di Assicurazioni SCRL	672
2,062,157	e	Sompo Japan Insurance, Inc	10,521
2,738		Sony Financial Holdings, Inc	7,275
127,647	e	St. James's Place plc	306
319,916	e	Stancorp Financial Group, Inc	7,288
400,086		Standard Life plc	954
81,616	e	State Auto Financial Corp	1,436
102,259	e	Stewart Information Services Corp	1,994
1,135,573	e	Storebrand ASA	3,532
1,023,372	e	Sun Life Financial, Inc	18,539
91,830		Swiss Life Holding	6,337
364,735		Swiss Reinsurance Co	5,973
358,997	e	T&D Holdings, Inc	8,541
4,145	*,e	Topdanmark AS	408
429,199	e	Torchmark Corp	11,258
185,973	e	Tower Group, Inc	4,581
179,766		Tower Ltd	132
126,964	e	Transatlantic Holdings, Inc	4,529
3,594,082		Travelers Cos, Inc	146,063
88,419	*,e	Triple-S Management Corp (Class B)	1,089
4,353		TrygVesta A.S.	220
115,145	*,m	United America Indemnity Ltd	54
113,986	*,e	United America Indemnity Ltd (Class A)	458
122,118	e	United Fire & Casualty Co	2,682

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,848,208		UnitedHealth Group, Inc	$164,263
136,137	e	Unitrin, Inc	1,903
232,888	*,e	Universal American Financial Corp	1,973
1,489,601	e	UnumProvident Corp	18,620
357,243	e	Validus Holdings Ltd	8,460
15,964		Vittoria Assicurazioni S.p.A.	82
886,645		W.R. Berkley Corp	19,994
403,502	*	WellCare Health Plans, Inc	4,539
2,310,534	*	WellPoint, Inc	87,731
5,190	e	Wesco Financial Corp	1,431
136,025	e	Wiener Staedtische Allgemeine Versicherung AG.	3,908
6,951,931	e	XL Capital Ltd (Class A)	37,957
208,514	e	Zenith National Insurance Corp	5,026
131,871	e	Zurich Financial Services AG.	20,863
		TOTAL INSURANCE CARRIERS	2,378,797

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
71,641	*,e	China Fire & Security Group, Inc	563
809,132	*,e	Corrections Corp of America	10,365
252,668	*,e	Geo Group, Inc	3,348
2,828,000	*,e	PAN Fish ASA	892
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	15,168

LEATHER AND LEATHER PRODUCTS - 0.17%
176,512	e	Adidas-Salomon AG.	5,877
11,901	e	Antichi Pellettieri S.p.A.	27
4,322,053	*	Coach, Inc	72,178
528,735	*,e	CROCS, Inc	629
106,997	*,e	Genesco, Inc	2,015
51,746	e	Geox S.p.A.	323
289,531	*,e	Iconix Brand Group, Inc	2,562
230,381	e	LVMH Moet Hennessy Louis Vuitton S.A.	14,475
3,794,416		Pou Chen Corp	2,087
98,659	*,e	Steven Madden Ltd	1,853
280,796	*,e	Timberland Co (Class A)	3,353
7,099		Tod's S.p.A.	302
35,736	e	Weyco Group, Inc	926
280,339		Wolverine World Wide, Inc	4,368
79,578	e	Yue Yuen Industrial Holdings	182
		TOTAL LEATHER AND LEATHER PRODUCTS	111,157

LEGAL SERVICES - 0.03%
436,978	*,e	FTI Consulting, Inc	21,622
50,201	*,e	Pre-Paid Legal Services, Inc	1,457
		TOTAL LEGAL SERVICES	23,079

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.03%
208,044		Arriva PLC	1,106
52,213	e	Brisa-Auto Estradas de Portugal S.A.	361
5,625,303		ComfortDelgro Corp Ltd	5,030
61,696	*	Emergency Medical Services Corp (Class A)	1,937
54,839	e	Go-Ahead Group PLC	866

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
797,964	e	Keihin Electric Express Railway Co Ltd	$5,740
196,625	e	Keisei Electric Railway Co Ltd	979
89,896		National Express Group plc	196
984,000		SMRT Corp Ltd	989
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	17,204

LUMBER AND WOOD PRODUCTS - 0.02%
65,535	e	American Woodmark Corp	1,151
352,028	*,e	Champion Enterprises, Inc	169
53,000	e	Daiken Corp	86
50,395	e	Deltic Timber Corp	1,986
72,836		Duratex S.A.	471
594,280	e	Louisiana-Pacific Corp	1,325
418,676	e	MFI Furniture plc	101
127,867	e	Nobia AB	296
26,973	e	Pfleiderer AG.	95
269,527	*,e	Sino-Forest Corp	1,879
41,884	e	Skyline Corp	796
122,693	e	Sonae Industria SGPS S.A.	259
125,000	e	Takara Standard Co Ltd	735
96,054	e	Universal Forest Products, Inc	2,556
22,162	e	West Fraser Timber Co Ltd	392
		TOTAL LUMBER AND WOOD PRODUCTS	12,297

METAL MINING - 1.73%
722,807	e	Aditya Birla Minerals Ltd	70
142,397		African Rainbow Minerals Ltd	2,082
218,132	e	Agnico-Eagle Mines Ltd	12,538
124,370	*,e	Alamos Gold, Inc	895
230,486	*,e	Allied Nevada Gold Corp	1,348
157,165	e	Alumina Ltd	140
198,114	*	Andean Resources Ltd	207
4,824,033		Anglo American plc	82,092
95,171		Anglo Platinum Ltd	4,782
330,488		AngloGold Ashanti Ltd	12,037
142,447		Antofagasta plc	1,031
368,724	e	Aquarius Platinum Ltd	1,061
39,530	*,e	Aquiline Resources, Inc	85
551,111	*	Aricom plc	221
149,148	*,e	Atlas Iron Ltd	121
294,472	*	Aura Minerals, Inc	63
173,497	*	Aurizon Mines Ltd	798
118,637	*	Avoca Resources Ltd	137
76,283	*	Avocet Mining plc	75
1,898,682		Barrick Gold Corp	61,555
1,577,770		Barrick Gold Corp	51,070
5,051,478		BHP Billiton Ltd	112,085
3,098,864		BHP Billiton plc	61,583
280,221	e	Boliden AB	1,446
528,854		Cameco Corp	9,039
110,726		CAP S.A.	1,672
67,202	*	Centerra Gold, Inc	239

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,121,610	*	Central African Mining & Exploration Co plc	$78
416,008		Cia Minera Milpo SAA	772
829,703	e	Cleveland-Cliffs, Inc	15,067
3,191,352	*,e	Coeur d'Alene Mines Corp	3,000
1,951,684		Companhia Vale do Rio Doce	26,081
2,314,976		Companhia Vale do Rio Doce	26,695
364,624	e	Companhia Vale do Rio Doce (ADR)	4,849
253,423	m	Compania de Minas Buenaventura S.A.	6,147
114,907	*	Consolidated Thompson Iron Mines Ltd	236
195,773	*	Crystallex International Corp	50
174,808	*,e	Denison Mines Corp	128
14,832	*,e	Detour Gold Corp	130
452,385	*	Eastern Platinum Ltd	145
161,015	*	ECU Silver Mining, Inc	59
592,641	*,e	Eldorado Gold Corp	5,359
83,134	e	Energy Resources of Australia Ltd	1,228
38,162		Eurasian Natural Resources Corp	247
116,798	*,e	European Goldfields Ltd	310
315,798		Ferrexpo plc	253
294,469		First Quantum Minerals Ltd	8,291
79,337	*,e	FNX Mining Co, Inc	284
55,152	*,e	Forsys Metals Corp	175
152,015	e	Foundation Coal Holdings, Inc	2,181
90,219	e	Franco-Nevada Corp	1,948
2,442,467	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	93,082
136,657	*,e	Fronteer Development Group, Inc	331
207,775	*	GABRIEL RESOURCES LTD	396
121,172	*	Gammon Gold, Inc	796
372,312	*	Gindalbie Metals Ltd	153
853,626		Gold Fields Ltd	9,417
542,823	e	Gold Fields Ltd (ADR)	6,156
1,342,878		Goldcorp, Inc	45,203
220,538	*	Golden Star Resources Ltd	338
143,155	*,e	GREAT BASIN GOLD LTD	184
32,242	*	Guyana Goldfields, Inc	75
370,107	*,e	Harmony Gold Mining Co Ltd	3,923
1,018,077	*,e	Hecla Mining Co	2,036
75,743	*	Highland Gold Mining Ltd	42
71,583		Hochschild Mining plc	219
140,392	*	HudBay Minerals, Inc	658
467,031	e	IAMGOLD Corp	4,030
363,070	*,e	Iluka Resources Ltd	1,017
745,173		Impala Platinum Holdings Ltd	12,449
140,965	e	Independence Group NL	255
51,315		Inmet Mining Corp	1,271
335,996	*,e	Ivanhoe Mines Ltd	2,073
94,342	e	Kagara Zinc Ltd	28
75,358	*	Katanga Mining Ltd	23
1,813,256		Kazakhmys plc	9,652
75,308	*	Kingsgate Consolidated Ltd	273
928,944		Kinross Gold Corp	16,880
33,338	*,e	Kirkland Lake Gold, Inc	201

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,349		Korea Zinc Co Ltd	$2,234
42,700		Labrador Iron Ore Royalty Income Fund	925
301,819	*	Lihir Gold Ltd	688
16,595		Lonmin PLC	339
233,317	*,e	Lundin Mining Corp	370
388,232	*	Lynas Corp Ltd	54
881,455	e	Macmahon Holdings Ltd	270
32,669	*	MAG. Silver Corp	146
576,247	e	Minara Resources Ltd	160
336,105	e	Mincor Resources NL	189
39,197	*,e	Minefinders Corp	307
77,427		Mineral Resources Ltd	150
46,702	*	Mirabela Nickel Ltd	53
878,885		MMC Norilsk Nickel (ADR)	5,273
208,052	e	MMC Norilsk Nickel (ADR)	1,269
1,014,334	*,e	Mount Gibson Iron Ltd	328
205,801	*,e	Murchison Metals Ltd	94
185,541	*	New Gold, Inc	359
1,469,546		Newcrest Mining Ltd	33,445
2,286,488		Newmont Mining Corp	102,343
36,822	*,e	North American Palladium Ltd	52
145,280		Northam Platinum Ltd	394
45,763	*	Northern Dynasty Minerals	316
54,651	*	Northern Iron Ltd	41
289,258	*	Northgate Minerals Corp	392
91,849	*,e	Novagold Resources, Inc	257
93,997	f	Novolipetsk Steel (GDR)	1,119
59,890		Nyrstar	235
395,147	e	Orica Ltd	4,064
171,374	*,e	Osisko Mining Corp	782
383,648		Oxiana Ltd	148
1,163,155	*,e	Paladin Resources Ltd	2,750
93,850	*,e	PAN American Silver Corp	1,658
7,855,361	*,e	Pan Australian Resources Ltd	1,557
270,957	*,e	Patriot Coal Corp	1,005
42,023	e	Peter Hambro Mining PLC	279
139,755	*,e	Platinum Australia Ltd	69
86,402	*,e	Polyus Gold Co (ADR)	1,979
61,662		Polyus Gold Co (ADR)	1,424
2,719,500		PT Aneka Tambang Tbk	257
6,367,500		PT International Nickel Indonesia Tbk	1,226
87,691	*,e	Quadra Mining Ltd	417
191,019		Quest Capital Corp	108
698,500	*	Real Gold Mining Ltd	548
221,247	*	Red Back Mining, Inc	1,430
352,792	*,e	Resolute Mining Ltd	201
833,297	e	Rio Tinto Ltd	32,779
3,886,873		Rio Tinto plc	131,061
163,716	e	Rio Tinto plc (ADR)	21,948
307,243	*	Rosetta Resources, Inc	1,521
167,211	e	Royal Gold, Inc	7,819
203,282	e	Sally Malay Mining Ltd	155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
923,536		Sesa Goa Ltd	$1,813
154,338	*,e	ShengdaTech, Inc	478
329,133	e	Sherritt International Corp	770
45,742	*	Silver Standard Resources, Inc	744
363,167	*,e	Silver Wheaton Corp	2,981
107,551	e	Silvercorp Metals, Inc	242
200,181	*,e	Sino Gold Mining Ltd	736
273,692		Southern Copper Corp	4,831
1,003,895	e	Southern Copper Corp	17,488
1,218,683	*	St Barbara Ltd	360
221,816	*,e	Stillwater Mining Co	821
3,026,700	e	Straits Asia Resources Ltd	1,642
2,012	e	Sumitomo Titanium Corp	52
938,771	*,e	Sundance Resources Ltd	50
55,854	*,e	Tanzanian Royalty Exploration Corp	249
213,959	*	Taseko Mines Ltd	265
1,188,255		Teck Cominco Ltd	6,644
155,745	*	Thompson Creek Metals Co, Inc	614
97,680	*,e	Uex Corp	64
409,852	*,e	Uranium One, Inc	829
287,438	*,e	Uranium Resources, Inc	135
16,899		Vedanta Resources plc	164
61,575	*,e	Western Areas NL	144
902,502		Xstrata plc	6,045
1,220,996		Yamana Gold, Inc	11,399
4,125,500	e	Zijin Mining Group Co Ltd	2,939
		TOTAL METAL MINING	1,162,832

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.18%
73,603	e	Aalberts Industries NV	397
22,200	e	Aderans Co Ltd	159
29,800		Alpen Co Ltd	497
46,178	e	Amer Sports Oyj (A Shares)	306
59,072	e	Armstrong World Industries, Inc	650
35,817	e	Blyth, Inc	936
16,417	e	Bulgari S.p.A.	72
368,153		Callaway Golf Co	2,643
166,000		Chen Hsong Holdings	28
334,000		Chow Sang Sang Hldg	194
1,114,000	e	Citic Pacific Ltd	1,259
436,324		Compagnie Financiere Richemont S.A.	6,815
57,000	e	Daiwa Seiko, Inc	78
169,401	e	Daktronics, Inc	1,110
48,000		Denki Kogyo Co Ltd	263
23,643		Folli-Follie S.A.	184
1,733		Forbo Holding AG.	256
1,774,382		Futuris Corp Ltd	438
1,435,997		Hasbro, Inc	36,000
110,436	e	Hills Industries Ltd	118
5,122,000		Hutchison Harbour Ring Ltd	390
24,571		Indutrade AB	252
113,468	*,e	Intrepid Potash, Inc	2,093

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
155,380	*,e	Jakks Pacific, Inc	$1,919
96,021		JUMBO S.A.	727
1,060,000	*	Kiu Hung Energy Holdings Ltd	30
153,894	*,e	Leapfrog Enterprises, Inc	212
144,000		Luk Fook Holdings International Ltd	38
74,984	e	Marine Products Corp	318
1,170,560		Mattel, Inc	13,497
13,000,000		Ming Fung Jewellery Group Ltd	315
13,600		Mitsubishi Pencil Co Ltd	135
88,000		Mizuno Corp	359
294,756	e	Namco Bandai Holdings, Inc	2,927
140,640	*,e	Nautilus, Inc	89
10,724,857		Playmates Holdings Ltd	1,135
101,713	*,e	RC2 Corp	536
24,519	*	RHI AG.	339
14,900		Roland Corp	158
85,294	*,e	Russ Berrie & Co, Inc	113
85,000	e	Ryobi Ltd	148
152,990		Sankyo Co Ltd	6,600
15,900	e	Sato Corp	115
379,705	*,e	Shuffle Master, Inc	1,090
31,833	e	Societe BIC S.A.	1,565
268		SRI Sports Ltd	207
47,994	*,e	Steinway Musical Instruments, Inc	574
41,600	e	Tomy Co Ltd	161
1,568,285	e	Tyco International Ltd	30,676
336,000		Win Hanverky Holdings Ltd	18
129,355		Yamaha Corp	1,252
		TOTAL MISCELLANEOUS MANUFACTURING
		INDUSTRIES	120,391

MISCELLANEOUS REPAIR SERVICES - 0.00%**
4,700		Nichiden Corp	131
		TOTAL MISCELLANEOUS REPAIR SERVICES	131

MISCELLANEOUS RETAIL - 1.29%
146,796	*,e	1-800-FLOWERS.COM, Inc (Class A)	304
930,000	*,e	Alibaba.com Ltd	854
1,770,903	*,e	Amazon.com, Inc	130,055
109,346		Avenir Telecom	70
27,661	e	Axis Communications AB	159
120,008	e	Barnes & Noble, Inc	2,566
16,671		BayWa AG.	382
15,050		Belluna Co Ltd	39
9,230	*,e	Bidz.com, Inc	37
150,767	e	Big 5 Sporting Goods Corp	885
38,728		BIM Birlesik Magazalar AS	821
67,383	*,e	Blue Nile, Inc	2,032
565,156	*,e	Borders Group, Inc	356
76,471	*,e	Build-A-Bear Workshop, Inc	464
49,539	*	Buongiorno SpA	42
43,800	*	BW GAS Ltd	130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,000,000		C&O Pharmaceutical Technology Holdings Ltd	$473
217,224	*,e	Cabela's, Inc	1,979
199,783	e	Cash America International, Inc	3,129
2,750,000	*	China WindPower Group Ltd	106
1,918,000	*	CK Life Sciences International Holdings, Inc	61
343,220	*,e	CKX, Inc	1,407
7,260		cocokara fine HOLDINGS, Inc	65
332,333	*,e	Coldwater Creek, Inc	834
11,659,703		CVS Corp	320,525
113,105		DCC plc	1,713
520,564	*,e	Dick's Sporting Goods, Inc	7,428
532,169	*,e	Dollar Tree, Inc	23,708
23,806	e	Douglas Holding AG.	942
89		Dr Ci:Labo Co Ltd	140
447,757	*,e	Drugstore.Com	524
261,801	*	Ezcorp, Inc (Class A)	3,029
46,156	*,e	Fuqi International, Inc	217
17,364,608	a	Game Group PLC	37,560
3,700	*,e	Growell Holdings Co Ltd	57
46,631	*	Grupa Lotos S.A.	222
118,591	*,e	GSI Commerce, Inc	1,554
8,763		Hellenic Duty Free Shops S.A.	49
140,031	*,e	Hibbett Sports, Inc	2,691
481,191		Home Retail Group	1,552
136,926	*,e	HSN, Inc	704
6,560,798		Hutchison Whampoa Ltd	32,167
660,482		Ichitaka Co Ltd	921
69,300		Itochu Enex Co Ltd	363
80,019	e	Jean Coutu Group PJC, Inc/The	482
74,593	e	JJB Sports plc	12
146,978	*,e	Jo-Ann Stores, Inc	2,402
40,897	e	Majestic Wine plc	94
245,210	*,e	Marvel Entertainment, Inc	6,510
304,848	e	Metro AG.	10,065
18,100		Mitsuuroko Co Ltd	102
263,901	e	MSC Industrial Direct Co (Class A)	8,199
155,383		N Brown Group plc	422
20,900	e	Nippon Gas Co Ltd	289
30,200	e	Nissen Holdings Co Ltd	119
170,239	e	Nutri/System, Inc	2,429
883,234	*,e	Office Depot, Inc	1,157
250,595	e	OfficeMax, Inc	782
24,000		Okuwa Co Ltd	336
1,515,085		Origin Energy Ltd	15,592
2,815,000	*	OSIM International Ltd	157
6,300		Otsuka Kagu Ltd	41
69,885	*,e	Overstock.com, Inc	639
18,600	e	Paris Miki, Inc	162
1,033,000	e	Parkson Retail Group Ltd	1,045
65,545	*	PC Connection, Inc	249
57,716	*,e	PC Mall, Inc	262
535,799	e	Petsmart, Inc	11,230

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
158,923	*,e	Priceline.com, Inc	$12,520
70,512	e	Pricesmart, Inc	1,270
3,870,395	*,e	Rite Aid Corp	1,393
948,000		SA SA International Holdings Ltd	295
22,100	e	Senshukai Co Ltd	155
285,956	e	Shoppers Drug Mart Corp	9,830
102,487	*,e	Shutterfly, Inc	960
61,736		Signet Jewelers Ltd	715
332,551		Signet Jewelers Ltd	3,808
62,000		Sinanen Co Ltd	266
73,856	*,e	Stamps.com, Inc	716
3,854,553	e	Staples, Inc	69,806
146,100	e	Sugi Pharmacy Co Ltd	2,669
30,500	e	Sundrug Co Ltd	463
65,105	e	Systemax, Inc	841
23,677	e	Takkt AG.	204
214	e	Telepark Corp	226
415,001	e	Tiffany & Co	8,947
16,300	*,e	Tsuruha Holdings, Inc	411
272,603		Tsutsumi Jewelry Co Ltd	4,709
3,762,551		Walgreen Co	97,676
247,702	e	WH Smith plc	1,264
166,840	e	World Fuel Services Corp	5,277
22,800	e	Xebio Co Ltd	331
174,150	*,e	Zale Corp	341
99,826	*,e	Zumiez, Inc	969
		TOTAL MISCELLANEOUS RETAIL	872,155

MOTION PICTURES - 0.44%
46,393	*,e	Ascent Media Corp (Series A)	1,160
106,841	e	Astral Media, Inc	2,204
167,292	*,e	Avid Technology, Inc	1,529
4,720,000	*	Big Media Group Ltd	46
951,891	*,e	Blockbuster, Inc (Class A)	685
175,817	e	Cinemark Holdings, Inc	1,651
86,700	e	Culture Convenience Club Co Ltd	591
1,251,733	*,e	Discovery Communications, Inc (Class A)	20,053
704,767	*	Discovery Communications, Inc (Class C)	10,325
316,595	*,e	DreamWorks Animation SKG, Inc (Class A)	6,851
29,155	*	EM.Sport Media AG.	96
659,000	*	eSun Holdings Ltd	80
83,739	*,e	Gaiam, Inc (Class A)	275
327,972	e	HMV Group plc	611
3,473		Kinepolis	80
447,635	*,e	Macrovision Solutions Corp	7,963
253,190	e	National CineMedia, Inc	3,337
13,047,908	e	News Corp (Class A)	86,377
577,050		Regal Entertainment Group (Class A)	7,738
21,120	*,e	RHI Entertainment, Inc	32
50,000	e	Shochiku Co Ltd	337
6,941,290		Time Warner, Inc	133,967
–	e	Time Warner, Inc	-	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
30,000		Toei Animation Co Ltd	$438
94,000		Toei Co Ltd	406
116,457	e	Toho Co Ltd	1,618
24,900		Tohokushinsha Film Corp	176
752,897	*,e	tw telecom inc (Class A)	6,587
		TOTAL MOTION PICTURES	295,213

NONDEPOSITORY INSTITUTIONS - 0.67%
29,003		Aareal Bank AG.	237
80,132	e	Acom Co Ltd	2,251
352,899	e	Advance America Cash Advance Centers, Inc	596
8,247	e	Advanta Corp (Class A)	4
238,496	e	Advanta Corp (Class B)	157
420,593	e	Aeon Credit Service Co Ltd	3,799
778,303		Aeon Thana Sinsap Thailand PCL	463
86,406	e	Aiful Corp	122
825,018	e	American Capital Ltd	1,543
4,529,362	e	American Express Co	61,735
575,634	*,e	AmeriCredit Corp	3,373
794,296	e	Apollo Investment Corp	2,764
244,000	f	ARA Asset Management Ltd	67
530,521	e	Ares Capital Corp	2,568
56,031	*,e	Banca Italease S.p.A.	110
455,674	e	Banco Compartamos S.A. de CV	863
151,717		Bank Pekao S.A.	3,642
71,065	e	BlackRock Kelso Capital Corp	298
112,902	e	BlueBay Asset Management plc	202
1,471,327		BM&FBOVESPA S.A.	4,459
223,162	*,e	Boise, Inc	136
257,424	m	Bradford & Bingley plc	-	^
2,480,677	e	Capital One Financial Corp	30,363
1,842,477	e	CapitalSource, Inc	2,248
628,465		Cattles plc	31
38,000	e,m	Central Finance Co Ltd	58
740,169	e	Challenger Financial Services Group Ltd	751
7,319,377	e	Chimera Investment Corp	24,593
1,242,491	e	CIT Group, Inc	3,541
236,702		Collins Stewart plc	231
134,409	*,e	CompuCredit Corp	329
35,918	*,e	Credit Acceptance Corp	772
436,138	e	Credit Saison Co Ltd	4,208
847,181	e	Criteria Caixacorp S.A.	2,735
2,815,981	e	Discover Financial Services	17,769
10,960	*,e	Doral Financial Corp	20
87,714	*,e	Encore Capital Group, Inc	397
1,257	e	Energy Infrastructure Acquisition Corp	-	^
62,316	e	Federal Agricultural Mortgage Corp (Class C)	167
2,702,657	e	Federal Home Loan Mortgage Corp	2,054
8,586,287	e	Federal National Mortgage Association	6,010
139,574	e	Financial Federal Corp	2,956
106,958	*,e	First Cash Financial Services, Inc	1,596
5,094,353		First Financial Holding Co Ltd	2,351

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
351,945	*,e	First Marblehead Corp	$454
1,216,000		First Shanghai Investments Ltd	113
5,698	*	Formuepleje Epikur AS	165
133,493	e	Gladstone Investment Corp	510
159,949	e	GLG Partners, Inc	454
781,851	*,e	Global Ship Lease, Inc (Class A)	1,579
350,000	*	Golden Pond Healthcare, Inc	2,639
357,345	*,e	Guaranty Financial Group, Inc	375
250,000	*,e	Heckmann Corp	1,205
854,874	e	Henderson Group plc	1,000
174,525	e	Hercules Technology Growth Capital, Inc	873
66,173	e	Hitachi Capital Corp	699
194,000		Hong Leong Finance Ltd	231
243,126		Housing Development Finance Corp	6,767
300,026		HSBC Infrastructure Co Ltd	484
158,049	e	Hypo Real Estate Holding AG.	260
9,368		Indiabulls Securities Ltd	4
618,786		Infrastructure Development Finance Co Ltd	660
66,562	e	Intermediate Capital Group plc	287
228,153	e	International Personal Finance plc	295
392,953	e	Investor AB (B Shares)	4,984
103,000		Jaccs Co Ltd	195
827,600		Japan Securities Finance Co Ltd	3,787
377,201	*	KB Financial Group, Inc	8,985
98,355	e	Kohlberg Capital Corp	301
1,600,820		Lancashire Holdings Ltd	11,025
678,049		Lender Processing Services, Inc	20,755
427,229	e	MCG Capital Corp	547
77,510		Medallion Financial Corp	574
126,129	*,e	Mercadolibre, Inc	2,340
53,025	*,e	Mitcham Industries, Inc	202
167,371		Moneysupermarket.com Group plc	105
107,012	e	Nelnet, Inc (Class A)	946
95,006	*,e	NewStar Financial, Inc	220
108,030	e	NGP Capital Resources Co	537
202,046	*,e	Ocwen Financial Corp	2,309
87,300	e	OMC Card, Inc	150
133,500	*,e	Orient Corp	123
189,485	e	ORIX Corp	6,068
1,395		Osaka Securities Exchange Co Ltd	4,439
329,388		Paragon Group of Cos plc	213
119,877	e	Patriot Capital Funding, Inc	219
120,124	e	PennantPark Investment Corp	450
305,205	*,e	PHH Corp	4,288
69,978	e	Promise Co Ltd	1,090
110,226	e	Provident Financial plc	1,323
600,000		Public Financial Holdings Ltd	177
300,300		Redecard S.A.	3,631
36,480		Samsung Card Co	828
5	b,m	SFCG Co Ltd	-	^
2,503,294	e	Siemens AG.	143,046
1,513,819	*,e	SLM Corp	7,493

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
239,617		Smiths News plc	$284
15,575	e	Student Loan Corp	677
6,015,650		Taiwan Cooperative Bank	2,794
302,616	e	Takefuji Corp	1,410
304,152	*,e	thinkorswim Group, Inc	2,629
284	*	Thornburg Mortgage, Inc	-	^
251,282		Tower Australia Group Ltd	406
27,084	*,e	Tree.com, Inc	126
346,181	e	Tullett Prebon plc	1,045
83,097	*,e	World Acceptance Corp	1,422
		TOTAL NONDEPOSITORY INSTITUTIONS	453,766

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
462,500	e	Adelaide Brighton Ltd	629
137,515	e	AMCOL International Corp	2,041
169,049	e	Compass Minerals International, Inc	9,529
35,580	*	Gem Diamonds Ltd	76
329,954	*,e	General Moly, Inc	350
4,575,863	e	Grupo Mexico S.A. de C.V. (Series B)	3,363
513,036		Haci Omer Sabanci Holding AS	882
110,572		Harry Winston Diamond Corp	318
159,398	e	Imerys S.A.	5,835
182,941	e	K+S AG.	8,490
10,500	e	Nippon Ceramic Co Ltd	110
39,000		Nittetsu Mining Co Ltd	107
61,205	*	Petra Diamonds Ltd	22
12,345		S&B Industrial Minerals S.A.	82
391,560	*,e	Shore Gold, Inc	85
2,801	*,e	United States Lime & Minerals, Inc	77
352,333	e	Vulcan Materials Co	15,606
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	47,602

OIL AND GAS EXTRACTION - 4.55%
218,887	*,e	Abraxas Petroleum Corp	225
199,200	e	Acergy S.A.	1,248
179,633		Addax Petroleum Corp	3,890
94,307		Advantage Energy Income Fund	230
77,257		AED Oil Ltd	33
296,976	*	Afren plc	167
232,924	e	Aker Kvaerner ASA	1,509
31,219		AltaGas Income Trust	353
2,875,700		Anadarko Petroleum Corp	111,836
3,423,748	e	Apache Corp	219,428
26,935	e	APCO Argentina, Inc	297
42,471	*,e	Approach Resources, Inc	263
190,285	*,e	Arena Resources, Inc	4,848
467,194	*,e	Arrow Energy NL	887
170,613	e	Atlas America, Inc	1,493
154,946	*,e	ATP Oil & Gas Corp	795
188,842	*,e	Atwood Oceanics, Inc	3,133
598,249	e	Australian Worldwide Exploration Ltd	1,007
1,426,167		Baker Hughes, Inc	40,717

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
115,370	*	Bankers Petroleum Ltd	$161
261,094	*,e	Basic Energy Services, Inc	1,689
108,584		Baytex Energy Trust	1,300
1,115,021	e	Beach Petroleum Ltd	682
227,038	e	Berry Petroleum Co (Class A)	2,488
12,476,541		BG Group plc	188,866
190,773	*,e	Bill Barrett Corp	4,243
59,757	*,e	Birchcliff Energy Ltd	289
1,222,833	e	BJ Services Co	12,167
230,622	*,e	BMB Munai, Inc	134
2,086,285	e	Boart Longyear Group	181
51,824	e	Bonavista Energy Trust	629
9,125		Bonterra Oil & Gas Ltd	114
55,046	*	BowLeven plc	58
265,882	*,e	Brigham Exploration Co	505
127,018	*,e	Bronco Drilling Co, Inc	668
1,147,138	e	Cabot Oil & Gas Corp	27,038
90,518	*	Cadogan Petroleum plc	18
36,118	*	Cairn Energy plc	1,127
386,616	*	Cairn India Ltd	1,403
239,508	*,e	Cal Dive International, Inc	1,621
17,597	e	Calfrac Well Services Ltd	94
140,476	*,e	Callon Petroleum Co	153
83,047	*	Calvalley Petroleums, Inc	82
1,443,342	*	Cameron International Corp	31,652
961,477		Canadian Natural Resources Ltd	37,298
421,292		Canadian Oil Sands Trust	8,103
202,265	*,e	Cano Petroleum, Inc	87
135,446	*,e	Carrizo Oil & Gas, Inc	1,203
13,003	*,e	CAT Oil AG.	36
21,817	*	Celtic Exploration Ltd	238
248,224	*,e	Cheniere Energy, Inc	1,057
2,341,703		Chesapeake Energy Corp	39,949
2,850,000	e	China Oilfield Services Ltd	2,254
272,349	e	Cimarex Energy Co	5,006
48,990	*,e	Clayton Williams Energy, Inc	1,432
169,822		Clough Ltd	59
26,620,000		CNOOC Ltd	26,378
2,870,000		Cnpc Hong Kong Ltd	1,215
93,252	*,e	CNX Gas Corp	2,211
123,067	*,e	Compagnie Generale de Geophysique S.A.	1,430
271,265	*,e	Complete Production Services, Inc	835
116,617	*,e	Compton Petroleum Corp	76
255,900	*,e	Comstock Resources, Inc	7,626
296,544	*,e	Concho Resources, Inc	7,589
140,157	*,e	Connacher Oil and Gas Ltd	82
65,696	*,e	Contango Oil & Gas Co	2,575
102,444	*,e	Continental Resources, Inc	2,173
85,429	*	Corridor Resources, Inc	129
177,323		Crescent Point Energy Trust	3,707
66,228	*,e	Crew Energy, Inc	205
76,080	*,e	Dana Petroleum PLC	1,213

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
37,498	*,e	Dawson Geophysical Co	$506
60,047		Daylight Resources Trust	324
329,211	*,e	Delta Petroleum Corp	395
7,779,087	*,e	Denbury Resources, Inc	115,597
641,000	*,e	DET Norske Oljeselskap	563
2,035,245		Devon Energy Corp	90,955
365,012	e	Diamond Offshore Drilling, Inc	22,945
43,142	*,e	Double Eagle Petroleum Co	223
20,800	*,e	Electromagnetic GeoServices AS	14
37,732	*	Emerald Energy plc	244
1,492,292		EnCana Corp	61,074
255,293	*,e	Encore Acquisition Co	5,941
787,735	*,e	Endeavour International Corp	685
77,180	*,e	Energy Recovery, Inc	587
499,986		Energy XXI Bermuda Ltd	187
259,551		Enerplus Resources Fund	4,282
655,924	e	ENSCO International, Inc	17,316
150,978	e	Ensign Energy Services, Inc	1,308
1,056,768		EOG Resources, Inc	57,869
447,555	e	Equitable Resources, Inc	14,022
249,214	*	Essar Oil Ltd	356
77,313	e	Etablissements Maurel et Prom	1,046
872,540	*,e	EXCO Resources, Inc	8,725
220,858	*,e	Exterran Holdings, Inc	3,538
54,596	*	Fairborne Energy Ltd	130
23,390	*,e	Flint Energy Services Ltd	117
319,547	*,e	Forest Oil Corp	4,202
1,298,000		Formosa Petrochemical Corp	2,568
29,680	e	Fred Olsen Energy ASA	817
199,108	*,e	FX Energy, Inc	554
555,228		GAIL India Ltd	2,688
82,497	*	Galleon Energy, Inc	236
702,843	*,e	Gasco Energy, Inc	274
62,100	e	Gazpromneft OAO (ADR)	750
171,666	*,e	GeoGlobal Resources, Inc	124
35,897	*	Geokinetics, Inc	117
120,901	*,e	Geomet, Inc	70
42,915	*	Georesources, Inc	288
405,214	*,e	Global Industries Ltd	1,556
87,602	*,e	GMX Resources, Inc	569
112,434	*,e	Goodrich Petroleum Corp	2,177
146,812	*,e	Gulfport Energy Corp	341
51,267	*	Gulfsands Petroleum PLC	117
5,226,780		Halliburton Co	80,858
29,031	*	Hardy Oil & Gas plc	79
324,750		Harvest Energy Trust	1,185
168,759	*,e	Harvest Natural Resources, Inc	572
320,691	*,e	Helix Energy Solutions Group, Inc	1,648
382,303	e	Helmerich & Payne, Inc	8,705
218,140	*,e	Hercules Offshore, Inc	345
116,903	*,e	Heritage Oil Ltd	557
133,016	*	Highpine Oil & Gas Ltd (Class A)	494

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
81,562	e	Houston American Energy Corp	$152
556,980	e	Husky Energy, Inc	11,817
34,500		Idemitsu Kosan Co Ltd	2,572
970		Inpex Holdings, Inc	6,693
159,997	*,e	Iteration Energy Ltd	124
148,173	*,e	Ivanhoe Energy, Inc	180
3,400		Japan Petroleum Exploration Co	136
154,520		JKX Oil & Gas plc	489
1,052,000		K1 Ventures Ltd	83
25,000		Kanto Natural Gas Development Ltd	134
59,409	*,e	Karoon Gas Australia Ltd	124
54,611	e	Kayne Anderson Energy Development Co	510
76,676	f	KazMunaiGas Exploration Production (GDR)	1,142
571,890	*,e	Key Energy Services, Inc	1,647
335,343	e	Linn Energy LLC	4,997
23,680	*,e	Lundin Petroleum AB	129
47,080		Major Drilling Group International	451
300,358	*,e	Mariner Energy, Inc	2,328
325,681	*	Max Petroleum plc	22
452,831	*,e	McMoRan Exploration Co	2,128
79,041		Melrose Resources plc	251
533,981	*	Meridian Resource Corp	112
1,246,970	*,e	Nabors Industries Ltd	12,457
2,207,147	*	National Oilwell Varco, Inc	63,367
579,414		New Zealand Oil & Gas Ltd	450
433,707	*,e	Newfield Exploration Co	9,845
520,750	*,e	Newpark Resources, Inc	1,317
1,004,870		Nexen, Inc	17,040
262,577	*	Nexus Energy Ltd	69
50,801	e	Niko Resources Ltd	2,364
239,233	e	Noble Corp	5,763
901,310		Noble Energy, Inc	48,563
106,117	*,e	Northern Oil And Gas, Inc	382
105,000	*	Norwegian Energy Co AS.	198
84,942	f	NovaTek OAO (GDR)	1,954
61,979	*,e	NuVista Energy Ltd	296
8,171,208		Occidental Petroleum Corp	454,728
188,640	*,e	Oceaneering International, Inc	6,955
13,700	*	OGX Petroleo e Gas Participacoes S.A.	4,199
341,188		Oil & Natural Gas Corp Ltd	5,247
1,233,525		Oil Refineries Ltd	399
930,145	*,e	Oilsands Quest, Inc	670
130,336	*,e	OPTI Canada, Inc	102
126,439	*,e	PA Resources AB	228
194,689	*	Pacific Rubiales Energy Corp	755
37,472	e	Panhandle Oil and Gas, Inc (Class A)	642
212,474	*,e	Parallel Petroleum Corp	272
63,761		Paramount Energy Trust	157
22,489	*	Paramount Resources Ltd (Class A)	108
635,893	*,e	Parker Drilling Co	1,170
1,053,061	e	Patterson-UTI Energy, Inc	9,435
210,188	e	Penn Virginia Corp	2,308

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
753,127		Penn West Energy Trust	$7,096
36,390	*,e	Petro Andina Resources, Inc (Class A)	168
73,347	*,e	Petrobank Energy & Resources Ltd	1,364
890,739		Petro-Canada	23,929
922,379	*,e	PetroHawk Energy Corp	17,737
3,317,959		Petroleo Brasileiro S.A.	50,604
3,792,073		Petroleo Brasileiro S.A.	46,670
2,665,266		Petroleo Brasileiro S.A. (ADR)	81,211
75,376	*,e	Petroleum Development Corp	890
189,700	*,e	Petroleum Geo-Services ASA	796
1,191,000	*,e	Petrolia Drilling ASA	76
29,205	*	Petrolifera Petroleum Ltd	37
23,726	*	Petrominerales Ltd	209
57,927	*,e	Petroplus Holdings AG.	815
239,478	*,e	Petroquest Energy, Inc	575
46,567		Peyto Energy Trust	288
338,578	*,e	Pioneer Drilling Co	1,111
392,893	e	Pioneer Natural Resources Co	6,471
360,013	*,e	Plains Exploration & Production Co	6,203
37,476	*	Portland Gas plc	27
89,176	*,e	PowerSecure International, Inc	305
512,100		PPB Group BHD	1,377
317,736		Precision Drilling Trust	852
84,996	*,e	Premier Oil plc	1,296
1,299,982	*,e	Pride International, Inc	23,374
1,212	*,e	PrimeEnergy Corp	60
173,461		ProEx Energy Ltd	1,288
122,200	e	ProSafe ASA	437
118,400	*,e	Prosafe Production Public Ltd	185
319,523		Provident Energy Trust	1,219
1,367,469		PTT Exploration & Production PCL	3,750
31,717	*,e	Quest Resource Corp	10
111,467	*	Questerre Energy Corp	109
373,750	*,e	Quicksilver Resources, Inc	2,071
221,672	*,e	RAM Energy Resources, Inc	162
3,097,117	e	Range Resources Corp	127,477
99,431	*,e	Real Resources, Inc	728
112,961	*	Regal Petroleum plc	68
498,653	*	Reliance Petroleum Ltd	935
104,203	*,e	Rex Energy Corp	299
131,242	*,e	Riversdale Mining Ltd	322
391,641	*	Roc Oil Co Ltd	114
411,824	e	Rowan Cos, Inc	4,930
142,772	e	RPC, Inc	947
84,983	*	Salamander Energy plc	159
505,659		Santos Ltd	5,925
39,338	e	Savanna Energy Services Corp	159
40,303	e	SBM Offshore NV	537
6,170,074	e	Schlumberger Ltd	250,628
20,000	*,e	Seabird Exploration Ltd	6
71,100	*,e	SEACOR Holdings, Inc	4,146
121,592	e	SeaDrill Ltd	1,183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
304,911	*,e,m	Sibir Energy plc	$765
67,785		SK Energy Co Ltd	4,337
780,356	e	Smith International, Inc	16,762
34,443	*	Soco International plc	583
128,000	*	Songa Offshore ASA	197
1,313,224	*	Southwestern Energy Co	38,990
213,935	e	St. Mary Land & Exploration Co	2,830
981,824	*	Sterling Energy plc	23
202,958	*,e	Stone Energy Corp	676
37,942	*	Storm Exploration, Inc	344
90,500	*,e	Subsea 7, Inc	580
272,256	*,e	Sulphco, Inc	291
272,298	*,e	Superior Energy Services	3,510
70,342		Superior Plus Corp	514
98,966	*,e	Superior Well Services, Inc	508
358,500	e	Surgutneftegaz (ADR)	2,223
795,358		Surgutneftegaz (ADR)	4,883
185,125	*,e	Swift Energy Co	1,351
2,277,608		Talisman Energy, Inc	24,116
72,596	*	Tatneft (GDR)	3,343
22,494	e	Technip S.A.	795
264,576	*	Tetra Technologies, Inc	860
128,000	*,e	TGS Nopec Geophysical Co ASA	998
308,480	e	Tidewater, Inc	11,454
87,628	e	Toreador Resources Corp	220
141,598	e	Trican Well Service Ltd	723
97,403	*,e	Trico Marine Services, Inc	205
74,380		Trilogy Energy Trust	354
69,366	e	Trinidad Drilling Ltd	136
121,662	*,e	Tri-Valley Corp	139
397,175		Tullow Oil plc	4,576
206,402	*,e	TXCO Resources, Inc	85
59,990	*,e	Union Drilling, Inc	228
291,286	*,e	Unit Corp	6,094
447,484	*,e	UTS Energy Corp	603
447,756	*,e	Vaalco Energy, Inc	2,369
135,172	*,e	Venoco, Inc	443
170,606	e	Venture Production plc	1,956
19,125	*,e	Verenex Energy, Inc	135
33,690		Vermilion Energy Trust	719
309,668	e	W&T Offshore, Inc	1,904
280,982	*,e	Warren Resources, Inc	270
809,236	*,e	Weatherford International Ltd	8,958
1,221,812	*,e	West Siberian Resources Ltd (GDR)	407
185,708	*,e	Whiting Petroleum Corp	4,801
265,653	*,e	Willbros Group, Inc	2,578
228,045	e	Woodside Petroleum Ltd	6,043
6,053,622		XTO Energy, Inc	185,363
		TOTAL OIL AND GAS EXTRACTION	3,063,965

PAPER AND ALLIED PRODUCTS - 0.37%
238,286	*,e	AbitibiBowater, Inc	131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,526		Ahlstrom Oyj (Series B)	$145
44,363	e	Altri SGPS S.A.	114
423,868		Aracruz Celulose S.A.	281
387,889	e	Bemis Co	8,134
83,418		Billerud AB	181
221,956	*,e	Buckeye Technologies, Inc	473
74,924	*,e	Canfor Corp	285
54,272		Cascades, Inc	97
361,895	*	Catalyst Paper Corp	40
265,727	*,e	Cenveo, Inc	864
76,196		Corporate Express Australia Ltd	155
88,000	e	Daio Paper Corp	774
1,963,339	*	Domtar Corporation	1,865
759,349		DS Smith plc	545
100,990		Empresas CMPC S.A.	2,097
84,975	*,e	Exor S.p.A	857
15,100	e	FP Corp	587
246,829		Glatfelter	1,540
762,091	*,e	Graphic Packaging Holding Co	663
172,103	e	Greif, Inc (Class A)	5,729
52,373	e	Grupo Empresarial Ence S.A.	143
685,700	e	Hengan International Group Co Ltd	2,756
113,500	e	Hokuetsu Paper Mills Ltd	482
190,484	e	Holmen AB (B Shares)	3,169
72,025		Huhtamaki Oyj	490
2,701,434	e	International Paper Co	19,018
106,791	*	Kapstone Paper and Packaging Corp	263
2,253,161		Kimberly-Clark Corp	103,893
711,076		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,303
195,740	e	Kinnevik Investment AB (Series B)	1,506
431,795		Klabin S.A.	530
89,300	e	Kokuyo Co Ltd	650
374,000	e	Lee & Man Paper Manufacturing Ltd	209
7,665		Mayr-Melnhof Karton AG.	540
680,110	e	MeadWestvaco Corp	8,155
168,265	*,e	Mercer International, Inc	111
118,735	e	Metso Oyj	1,404
6,324		Miquel y Costas & Miquel S.A.	107
444,000		Mitsubishi Paper Mills Ltd	615
23,915	e	Mondi Ltd	70
367,566		Mondi plc	781
126,227	e	M-real Oyj (B Shares)	47
71,002	e	Neenah Paper, Inc	258
281,800	e	Nippon Paper Group, Inc	6,804
162,600	*,e	Norske Skogindustrier ASA	299
1,144,862	e	OJI Paper Co Ltd	4,626
515,372		Packaging Corp of America	6,710
22,086		Papeles y Cartones de Europa S.A.	72
628,502	e	PaperlinX Ltd	243
93	e	Pilot Corp	115
153,207		Portucel Empresa Produtora de Pasta e Papel S.A.	294
240,000	e	Rengo Co Ltd	1,217

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
241,436	e	Rock-Tenn Co (Class A)	$6,531
29,300	e	Sanrio Co Ltd	225
481,256		Sappi Ltd	927
85,156	e	Schweitzer-Mauduit International, Inc	1,572
52,350	e	Semapa-Sociedade de Investimento e Gestao	442
210,388		Smurfit Kappa Group plc	385
1,279,751	e	Sonoco Products Co	26,849
514,209	e	Stora Enso Oyj (R Shares)	1,824
665,198	e	Svenska Cellulosa AB (B Shares)	5,058
423,453	e	Temple-Inland, Inc	2,274
94,000		Tokushu Tokai Holdings Co Ltd	241
1,136,000	*	Uni-Bio Science Group Ltd	8
88,847	e	Uni-Charm Corp	5,385
456,565	e	UPM-Kymmene Oyj	2,639
72,988	e	Verso Paper Corp	47
88,322		Votorantim Celulose e Papel S.A.	410
255,405	e	Wausau Paper Corp	1,342
		TOTAL PAPER AND ALLIED PRODUCTS	249,596

PERSONAL SERVICES - 0.13%
2,638,105	e	Chaoda Modern Agriculture	1,576
618,640	e	Cintas Corp	15,293
138,226	*,e	Coinstar, Inc	4,528
188,211		Davis Service Group plc	707
47,989	e	Dignity plc	370
107,629	e	G & K Services, Inc (Class A)	2,035
1,939,261		H&R Block, Inc	35,275
88,109	e	Invocare Ltd	312
165,756	e	Jackson Hewitt Tax Service, Inc	865
1,135,273		Kuala Lumpur Kepong BHD	3,301
104,000		Modern Beauty Salon Holdings Ltd	6
244,355	e	Regis Corp	3,531
1,579,319	e	Rentokil Initial plc	1,008
467,018	*,e	Sally Beauty Holdings, Inc	2,653
1,042,852	e	Service Corp International	3,640
101,625	*,e	Steiner Leisure Ltd	2,481
83,727	e	Unifirst Corp	2,331
236,058	e	Weight Watchers International, Inc	4,379
		TOTAL PERSONAL SERVICES	84,291

PETROLEUM AND COAL PRODUCTS - 6.21%
59,801	e	Alon USA Energy, Inc	819
194,661	*,e	American Oil & Gas, Inc	150
23,400	e	AOC Holdings, Inc	127
1,607,579	e	Ashland, Inc	16,606
127,220		Bharat Petroleum Corp Ltd	943
44,790,363		BP plc	303,021
255,247	e	BP plc (ADR)	10,235
580,160	e	Caltex Australia Ltd	3,594
11,799,947		Chevron Corp	793,428
19,368,764		China Petroleum & Chemical Corp	12,395

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,098,793		ConocoPhillips	$277,989
186,000	e	Cosmo Oil Co Ltd	560
181,104	*,e	CVR Energy, Inc	1,003
30,500	e	Daiseki Co Ltd	515
76,417	e	Delek US Holdings, Inc	792
4,311,375		Ecopetrol S.A.	3,633
3,621,742	e	ENI S.p.A.	70,349
61,207		ERG S.p.A.	762
3,944		Esso SA Francaise	345
25,198,453		Exxon Mobil Corp	1,716,015
348,596		Frontier Oil Corp	4,459
151,552	e	Galp Energia SGPS S.A.	1,808
904,947	*,e	Gran Tierra Energy, Inc	2,271
236,505	*,e	Headwaters, Inc	743
47,460		Hellenic Petroleum S.A.	452
1,759,832		Hess Corp	95,383
145,675	e	Holly Corp	3,088
429,474	e	Imperial Oil Ltd	15,601
–	*,e	InterOil Corp	-	^
154,185	*,e	Linc Energy Ltd	226
544,610		LUKOIL (ADR)	20,423
4,152,939		Marathon Oil Corp	109,181
77,728		Motor Oil Hellas Corinth Refineries S.A.	806
1,276,450		Murphy Oil Corp	57,147
15,291	e	Neste Oil Oyj	204
334,884		Nippon Mining Holdings, Inc	1,319
155,687		OMV AG.	5,213
22,715		Parkland Income Fund	132
22,000		Peab Industri AB (B Shares)	88
73,000		Petrobras Energia Participaciones S.A.(ADR) (Class B)	415
23,096,542		PetroChina Co Ltd	18,416
204,265		PGG Wrightson Ltd	120
297,653		Polski Koncern Naftowy Orlen S.A.	2,037
974,350		PTT PCL	4,231
78,431	e	Quaker Chemical Corp	623
584,379		Reliance Industries Ltd	17,562
1,204,594		Repsol YPF S.A.	20,854
1,730,879	f	Rosneft Oil Co (GDR)	7,425
4,492,911	e	Royal Dutch Shell plc (A Shares)	101,277
3,457,737		Royal Dutch Shell plc (B Shares)	75,958
528,020	*,e	SandRidge Energy, Inc	3,480
258,293		Saras S.p.A.	677
81,862		Showa Shell Sekiyu KK	741
223,000		Singapore Petroleum Co Ltd	419
58,397		SK Corp	4,538
59,850		S-Oil Corp	2,436
932,926	e	Statoil ASA	16,506
1,444,223	e	Suncor Energy, Inc	32,234
2,308,669		Suncor Energy, Inc	51,276
398,030	e	Sunoco, Inc	10,540
737,800	e	Tesoro Corp	9,938
723,500		Thai Oil PCL	520

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
802,770	e	TonenGeneral Sekiyu KK	$7,810
4,342,736	e	Total S.A.	215,933
115,401		Tupras Turkiye Petrol Rafine	1,159
2,460,496		Valero Energy Corp	44,043
81,518	e	WD-40 Co	1,968
168,553	e	Western Refining, Inc	2,013
		TOTAL PETROLEUM AND COAL PRODUCTS	4,186,974

PIPELINES, EXCEPT NATURAL GAS - 0.10%
379,436	e	APA Group	776
63,830		Pembina Pipeline Income Fund	708
2,482,997		Spectra Energy Corp	35,110
841,078	e	TransCanada Corp	19,900
1,413,247		Wellstream Holdings plc	8,759
		TOTAL PIPELINES, EXCEPT NATURAL GAS	65,253

PRIMARY METAL INDUSTRIES - 0.86%
16,453	e	Acerinox S.A.	191
13,375	*,e	Advanced Metallurgical Group NV	77
21,400	e	Ahresty Corp	62
118,000	e	Aichi Steel Corp	315
375,619	e	AK Steel Holding Corp	2,674
3,271,057	e	Alcoa, Inc	24,010
468,747	e	Allegheny Technologies, Inc	10,280
4,562,000	e	Aluminum Corp of China Ltd	2,619
1,004,720	e	Angang New Steel Co Ltd	1,018
920,679	*,e	ArcelorMittal	18,685
11,147	*	Armtec Infrastructure Income Fund	147
15,600	e,m	Asahi Pretec Corp	231
24,954	e	BE Group AB	61
13,107		Bekaert S.A.	884
323,860	e	Belden CDT, Inc	4,051
2,230,979	e	BlueScope Steel Ltd	3,987
124,012		Bodycote plc	221
116,916	*,e	Brush Engineered Materials, Inc	1,622
51,484	e	Canam Group, Inc	203
301,022	e	Carpenter Technology Corp	4,250
484,885		Catcher Technology Co Ltd	1,065
172,024	*,e	Century Aluminum Co	363
9,651,859		China Steel Corp	6,318
69,000		Chugai Ro Co Ltd	158
53,046	*,e	Coleman Cable, Inc	113
274,005	*,e	CommScope, Inc	3,113
339,168		Companhia Siderurgica Nacional S.A.	5,030
17,766	*	Corinth Pipeworks S.A.	21
9,161,115		Corning, Inc	121,568
50,275		Daewoo International Corp	894
36,923	e	Daido Steel Co Ltd	91
121,520		Delta PLC	189
36,340		Dongkuk Steel Mill Co Ltd	667
29,485		DOWA HOLDINGS CO Ltd	109
29,440		Draka Holding	212

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
51,448		Duro Felguera S.A.	$311
4,320		EL Ezz Aldekhela Steel Alexandria	499
519,166		El Ezz Steel Co	665
24,775		Elval Aluminium Process Co	43
107,343	e	Encore Wire Corp	2,300
362,553	*,e	Equinox Minerals Ltd	532
528,101		Eregli Demir ve Celik Fabrikalari TAS	991
14,015	f	Evraz Group S.A. (GDR)	116
380,050		Feng Hsin Iron & Steel Co	427
322,000		Fujikura Ltd	882
1,374,127	e	Furukawa Electric Co Ltd	3,859
61,000		Furukawa-Sky Aluminum Corp	94
70,557	*,e	Fushi Copperweld, Inc	339
210,962	*,e	General Cable Corp	4,181
62,678	*,e	General Steel Holdings, Inc	165
210,347		Gerdau Ameristeel Corp	634
314,650		Gerdau S.A.	1,390
671,102		Gerdau S.A.	3,732
158,056	e	Gibraltar Industries, Inc	746
167,000	e	Godo Steel Ltd	407
30,329		Halcor S.A.	33
65,885	*,e	Haynes International, Inc	1,174
869,587		Hindalco Industries Ltd	892
27,620		Hoganas AB (Class B)	250
188,928	*,e	Horsehead Holding Corp	1,039
182,063		Hubbell, Inc (Class B)	4,908
50,863		Hyundai Steel Co	1,576
335,940	e	JFE Holdings, Inc	7,280
207,000		JFE Shoji Holdings, Inc	544
1,704,412	e	Jiangxi Copper Co Ltd	1,777
25,942		Johnson Matthey plc	392
167,560		KGHM Polska Miedz S.A.	2,201
238,606		KME Group S.p.A.	192
230,400		KNM Group BHD	24
3,127,671	e	Kobe Steel Ltd	3,981
13,400	e	Kyoei Steel Ltd	261
34,833	e	Leoni AG.	317
2,606,000	e	Maanshan Iron & Steel	918
23,763	f	Magnitogorsk Iron & Steel Works (GDR)	73
16,000	e	Maruichi Steel Tube Ltd	341
10,662	e	Matsuda Sangyo Co Ltd	120
174,740		Matthews International Corp (Class A)	5,034
273,800	e	Mechel Steel Group OAO (ADR)	1,142
103,470	*,e	Metalico, Inc	176
376,000		Midas Holdings Ltd	104
79,000		Mitsubishi Cable Industries Ltd	58
1,202,638	e	Mitsubishi Materials Corp	3,220
240,000		Mitsubishi Steel Manufacturing Co Ltd	441
341,398	e	Mitsui Mining & Smelting Co Ltd	559
224,195	e	Mittal Steel South Africa Ltd	1,730
254,524		Mueller Industries, Inc	5,521
120,000		Nakayama Steel Works Ltd	233

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
30,400		Neturen Co Ltd	$175
112,000	e	Nippon Denko Co Ltd	332
138,000		Nippon Koshuha Steel Co Ltd	110
326,000		Nippon Light Metal Co Ltd	237
82,000	e	Nippon Metal Industry Co Ltd	94
3,647,722	e	Nippon Steel Corp	9,692
74,000	e	Nippon Yakin Kogyo Co Ltd	160
37,236	e	Norddeutsche Affinerie AG.	945
107,440	e	Norsk Hydro ASA	406
50,005	*,e	Northwest Pipe Co	1,424
1,399,946	e	Nucor Corp	53,436
48,697	e	Olympic Steel, Inc	739
152,641		OneSteel Ltd	239
20,300		Osaka Steel Co Ltd	338
14,105	e	Outokumpu Oyj	153
117,000	e	Pacific Metals Co Ltd	508
814,100		Parkson Holdings BHD	840
68,323		POSCO	18,004
865,589		Precision Castparts Corp	51,849
10,343	*	Recylex S.A.	40
125,067	*,e	RTI International Metals, Inc	1,463
84,000	e	Sanyo Special Steel Co Ltd	198
10,380		Schmolz + Bickenbach AG.	132
134,126	e	Schnitzer Steel Industries, Inc (Class A)	4,210
303,646	f	Severstal (GDR)	984
55,167		Sidenor Steel Products Manufacturing Co S.A.	203
9,800	*,f,m	Siderar SAIC (ADR) (Class A)	506
1,443,283		Steel Authority Of India	2,744
895,341	e	Steel Dynamics, Inc	7,888
307,793		Sterlite Industries India Ltd	2,169
746,770	e	Straits Resources Ltd	659
1,048,612		Sumitomo Electric Industries Ltd	8,697
183,000		Sumitomo Light Metal Industries Ltd	163
11,480,370	e	Sumitomo Metal Industries Ltd	22,848
298,491	e	Sumitomo Metal Mining Co Ltd	2,838
21,756	*,e	Sutor Technology Group Ltd	30
179,000		SWCC Showa Holdings Co Ltd	110
22,299		Taihan Electric Wire Co Ltd	281
259,247		Tata Steel Ltd	1,052
55,117		Tenaris S.A.	561
3,888		Tenaris S.A. (ADR)	78
118,345	e	Texas Industries, Inc	2,959
31,136	*,e	Timminco Ltd	63
347,150	e	Titanium Metals Corp	1,899
32,861	e	TKH Group NV	332
20,200	e	Toho Titanium Co Ltd	245
81,000	e	Toho Zinc Co Ltd	204
81,000	e	Tokyo Rope Manufacturing Co Ltd	185
431,884	e	Tokyo Steel Manufacturing Co Ltd	4,289
105,000		Toyo Kohan Co Ltd	320
140,432		Tredegar Corp	2,293
91,320		Tubacex S.A.	192

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
123,211		Tubos Reunidos S.A.	$285
688,000		Tung Ho Steel Enterprise Corp	552
97,879		Umicore	1,808
623,779	e	United States Steel Corp	13,180
50,614	*,e	Universal Stainless & Alloy	489
83,593		Usinas Siderurgicas de Minas Gerais S.A.	955
234,631		Usinas Siderurgicas de Minas Gerais S.A.	2,984
552,279	e	Vallourec	51,224
480,321	e	Voestalpine AG.	6,286
55,332		Von Roll Holding AG.	296
12,677,150		Walsin Lihwa Corp	2,542
9,860,000	*	Wonson International Holdings Ltd	22
383,989	e	Worthington Industries, Inc	3,345
82,600	e	Yamato Kogyo Co Ltd	1,752
187,000		Yodogawa Steel Works Ltd	764
		TOTAL PRIMARY METAL INDUSTRIES	581,323

PRINTING AND PUBLISHING - 0.40%
308,560	*,e	ACCO Brands Corp	302
107,424	e	AH Belo Corp (Class A)	105
61,459		Alma Media	427
259,114	e	American Greetings Corp (Class A)	1,311
2,150,000		AMVIG Holdings Ltd	1,207
358,113	e	APN News & Media Ltd	289
106,108		Arnoldo Mondadori Editore S.p.A.	330
415,011	e	Belo (A.H.) Corp (Class A)	253
143,337	e	Bowne & Co, Inc	460
24,955		Caltagirone Editore S.p.A.	53
36,700	e	Cermaq ASA	165
119,304	*,e	China Information Security Technology, Inc	377
62,495	*,e	Consolidated Graphics, Inc	795
66,422	e	Courier Corp	1,008
42,437	e	CSS Industries, Inc	721
587,518		Dai Nippon Printing Co Ltd	5,336
33,164	e	Daily Mail & General Trust	111
33,216		Davis & Henderson Income Fund	314
91,874	e	De La Rue plc	1,281
125,136	*,e	Dolan Media Co	985
373,291		Dun & Bradstreet Corp	28,743
126,292	e	Eniro AB	97
146,148	e	Ennis, Inc	1,295
95,333	e	EW Scripps Co (Class A)	129
26,900		Fuji Seal International, Inc	406
20,133,000	*	Fung Choi Media Group Ltd	728
125,000	e	Gakken Co Ltd	182
791,980	e	Gannett Co, Inc	1,742
8,580		GateHouse Media, Inc	1
215,569	e	Harte-Hanks, Inc	1,153
50,308	*	Impresa SGPS	47
363,164		Independent News & Media plc	53
433,726		Informa plc	1,634
4,331,843	e	John Fairfax Holdings Ltd	3,057

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
132,081	e	John Wiley & Sons, Inc (Class A)	$3,933
285,968		Johnston Press plc	27
259,932	e	Journal Communications, Inc (Class A)	195
93,327	e	Kadokawa Holdings, Inc	1,971
73,000	e	Kyodo Printing Co Ltd	156
77,623	e	Lagardere S.C.A.	2,180
24,855		Lambrakis Press S.A.	57
225,677	e	Lee Enterprises, Inc	63
107,330	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	267
295,140	e	McClatchy Co (Class A)	145
1,909,339	e	McGraw-Hill Cos, Inc	43,667
846,654	*	Mecom Group plc	52
116,131		Media General, Inc (Class A)	223
130,210	e	Meredith Corp	2,167
176,957	*,e	MSCI, Inc (Class A)	2,992
50,456	e	Multi-Color Corp	617
474,462	e	New York Times Co (Class A)	2,145
1,246,000	e	Oriental Press Group	113
719,157	e	Orkla ASA	4,944
670,336	e	PagesJaunes Groupe S.A.	5,671
4,635,253		Pearson plc	46,656
119,802	*,e	Playboy Enterprises, Inc (Class B)	236
177,525		PMP Ltd	56
148,132	*	Presstek, Inc	307
215,935		Primedia, Inc	533
27,000	e	PRONEXUS, Inc	181
28,080	e	Quebecor, Inc	400
676	*,e	R.H. Donnelley Corp	-	^
935,462	e	R.R. Donnelley & Sons Co	6,857
100,452		RCS MediaGroup S.p.A.	89
1,786,046		Reed Elsevier NV	19,135
2,175,544		Reed Elsevier plc	15,639
2,250		Roularta Media Group NV	31
9,547	e	Sanoma-WSOY Oyj	122
85,295	e	Schawk, Inc (Class A)	515
31,100	e	Schibsted ASA	182
139,878	e	Scholastic Corp	2,108
36,463	*,m	Seat Pagine Gialle S.p.A	228
36,463	*,e	Seat Pagine Gialle S.p.A.	34
1,294,236	e	Singapore Press Holdings Ltd	2,153
2,532		Spir Communication	43
142,585		St. Ives Group plc	92
147,834	e	Standard Register Co	677
29,897	e	Telegraaf Media Groep NV	401
350,000	e	Thomson Corp	8,994
78,874		Thomson Reuters plc	1,765
50,900		Toppan Forms Co Ltd	568
760,844	e	Toppan Printing Co Ltd	5,142
42,579	e	Torstar Corp	171
50,130	e	Transcontinental, Inc	229
307,667		Trinity Mirror PLC	116
1,193,986		United Business Media Ltd	7,294

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
258,044	*,e	Valassis Communications, Inc	$405
234,317	*,e	VistaPrint Ltd	6,441
19,776	e	Washington Post Co (Class B)	7,062
169,029	e	West Australian Newspapers Holdings Ltd	521
315,416		Wolters Kluwer NV	5,117
1,414,464	e	Yell Group plc	254
585,651		Yellow Pages Income Fund	2,796
		TOTAL PRINTING AND PUBLISHING	270,232

RAILROAD TRANSPORTATION - 0.81%
590,223	e	Asciano Group	373
1,348,843		Burlington Northern Santa Fe Corp	81,133
928,066		Canadian National Railway Co	33,271
209,198	e	Canadian Pacific Railway Ltd	6,225
3,334		Central Japan Railway Co	18,660
2,469,641		CSX Corp	63,840
6,902		Delachaux S.A.	364
1,110,400		East Japan Railway Co	57,548
5,228,593		Firstgroup PLC	20,069
149,148	*,e	Genesee & Wyoming, Inc (Class A)	3,169
1,640,000		Guangshen Railway Co Ltd	531
2,399,670	e	Hankyu Hanshin Holdings, Inc	10,837
410,617	*,e	Kansas City Southern Industries, Inc	5,219
1,142,228		MTR Corp	2,747
2,302,703		Norfolk Southern Corp	77,716
1,949,931		Stagecoach Group plc	3,357
3,418,648		Union Pacific Corp	140,541
6,436		West Japan Railway Co	20,287
		TOTAL RAILROAD TRANSPORTATION	545,887

REAL ESTATE - 0.47%
771,462		Abacus Property Group	148
24,877		Acanthe Developpement S.A.	37
2,358		Affine S.A.	27
29,548		Africa Israel Investments Ltd	257
2,800,000	e	Agile Property Holdings Ltd	1,586
26,100		Airport Facilities Co Ltd	134
117,145	*	Alerion Industries S.p.A.	50
17,357,246	e	Allgreen Properties Ltd	4,622
3,410		Allreal Holding AG.	359
29,113		Alstria Office REIT-AG.	145
274,733		AMP NZ Office Trust	141
185,719		Aspen Group	53
1,676		Atenor Group	81
95,100	e	Atrium Co Ltd	116
786,553		Australand Property Group	150
9,247,920	*,m	Ayala Land, Inc	19
9,049,243		Ayala Land, Inc	1,067
14,676	*	Babis Vovos International Construction S.A.	41
890,156	e	Beni Stabili S.p.A.	491
157,248	*	Brioschi Sviluppo Immobiliare	41
2,517,649	e	British Land Co plc	13,032

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
439,782	e	Brixton plc	$112
43,000	e	Brookfield Properties Co	247
546,577		Brookfield Properties Corp	3,160
108,000		Bukit Sembawang Estates Ltd	170
34,516		CA Immo International AG.	105
52,259	*,e	CA Immobilien Anlagen AG.	251
122,034		Capital & Regional plc	30
3,414,457	e	CapitaLand Ltd	5,231
5,599,180	e	CapitaMall Trust	4,859
200,425	e	Castellum AB	1,129
66,000		Cathay Real Estate Development Co Ltd	18
783,424	*,e	CB Richard Ellis Group, Inc (Class A)	3,157
49,000		Central Pattana PCL	17
2,575	*	Centro Properties Group	-	^
794,941		Centro Retail Group	15
3,342,565	e	Champion Real Estate Investment Trust	798
5,420,028		Cheuk Nang Holdings Ltd	594
784,477		Cheung Kong Holdings Ltd	6,756
25,000		China Aoyuan Property Group Ltd	3
1,304,000	e	China Resources Land Ltd	2,019
1,177,720		China Vanke Co Ltd	1,231
2,710,645	e	Chinese Estates Holdings Ltd	3,287
221,875	e	City Developments Ltd	744
215,031	e	Citycon Oyj	417
57,018	*	CLS Holdings PLC	192
11,392		Colonia Real Estate AG.	45
11,986		ComBOTS AG.	64
3,501		Compagnie Generale Immobiliere	776
31,570	e	Consolidated-Tomoka Land Co	938
48,282	*	Conwert Immobilien Invest AG.	304
186,033	e	Corio NV	7,697
3,921,000	e	Country Garden Holdings Co Ltd	1,037
248,148		Cyrela Brazil Realty S.A.	982
192,600	e	Daibiru Corp	1,535
1,445,900		Daiman Development BHD	488
102,925	e	Derwent London plc	982
243,527	*	Desarrolladora Homex S.A. de C.V.	541
36,001	e	Deutsche Euroshop AG.	1,038
19,624	*	Deutsche Wohnen AG.	297
50,327		Development Securities plc	174
17,456		DIC Asset AG.	83
101,058		Douja Promotion Groupe Addoha S.A.	1,348
14,994		Dundee Real Estate Investment Trust	152
91,110	e	DuPont Fabros Technology, Inc	627
15,015,400		Erawan Group PCL	538
21,785		Eurobank Properties Real Estate Investment Co	194
27,001	e	Eurocommercial Properties NV	734
175,953	e	Fabege AB	621
485,000	e	Far East Consortium	49
122,805	e	FKP Property Group	85
263,592	e	Forest City Enterprises, Inc (Class A)	949
198,238	*,e	Forestar Real Estate Group, Inc	1,517

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
49,085	*,e	FX Real Estate and Entertainment, Inc	$8
121,196		Gafisa S.A.	609
190,339		Gazit Globe Ltd	835
20,712	e	Gecina S.A.	795
2,900,100	*,e	Genting International plc	1,001
164,147	*	Globe Trade Centre S.A.	698
20,480	e	Goldcrest Co Ltd	447
82,842		Grainger plc	122
139,242	e	Great Portland Estates plc	487
1,487,163		Growthpoint Properties Ltd	2,130
119,079	e	Grubb & Ellis Co	75
1,117,136	e	Guangzhou R&F Properties Co Ltd	1,297
155,000		Guocoland Ltd	100
678,297	e	Hammerson plc	2,477
198,000		Hang Lung Group Ltd	603
1,710,134	e	Hang Lung Properties Ltd	4,016
153,500		Heiwa Real Estate Co Ltd	330
57,009		Helical Bar plc	235
1,138,571		Henderson Land Development Co Ltd	4,334
196,000		Ho Bee Investment Ltd	42
197,000		Hong Fok Corp Ltd	27
290,000		Hongkong Land Holdings Ltd	661
1,784,801		Hopewell Holdings	4,686
74,818	e	Hufvudstaden AB (Series A)	386
2,269,470		Hysan Development Co Ltd	3,836
21,410	e	ICADE	1,516
5,449,300		IGB Corp BHD	2,018
112,646		Immobiliare Grande Distribuzione	137
528,456	*,e	IMMOFINANZ Immobilien Anlagen AG.	611
1,940,424	e	ING Office Fund	573
232,316	*,e	Inmobiliaria Colonial S.A.	40
1,070		Intershop Holdings	263
84,147	e	IVG Immobilien AG.	508
57,004		IVR Prime Urban Developers Ltd	33
92,600	e	Joint Corp	109
131,247	e	Jones Lang LaSalle, Inc	3,053
493,000		K Wah International Holdings Ltd	66
85,173		Kardan NV	214
755	e	Kenedix, Inc	73
1,148,223	e	Keppel Land Ltd	1,095
7,942,300		KLCC Property Holdings BHD	6,536
81,661	e	Klepierre	1,437
99,195		Klovern AB	191
185,478	e	Kungsleden AB	713
292,186,000		Lai Fung Holdings Ltd	3,694
10,254	*	Lamda Development S.A.	59
120,400		Land and Houses PCL	10
3,406,400		Land and Houses PCL	288
1,297,019	e	Land Securities Group plc	8,137
2,354		Leasinvest Real Estate SCA	148
105,679	e	Leighton Holdings Ltd	1,418
217,880	e	Liberty International plc	1,217

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,723,123	e	Link Real Estate Investment Trust	$7,359
10,432,000	*	Lippo Karawaci Tbk PT	758
140,541	*,e	LoopNet, Inc	854
49,331		MAC Services Group	33
883,690		Macquarie Goodman Group	200
41,294	e	Mapeley Ltd	46
648,200	f	Megaworld Corp	8
11,261		Mercialys S.A	326
5,781,100	*	Metro Pacific Investments Corp	347
55,432		MI Developments, Inc	339
950,929		Midland Holdings Ltd	315
67,103	*	Minerva plc	6
942,807		Mirvac Group	557
2,319,889	e	Mitsubishi Estate Co Ltd	25,827
1,610,902	e	Mitsui Fudosan Co Ltd	17,365
2,142,000	*	Mongolia Energy Co ltd	619
122,000	*	Musashino Kogyo Co Ltd	210
4,906,666		New World China Land Ltd	1,671
7,176,268		New World Development Ltd	7,157
28,453	e	Nexity	609
82,200	e	Nomura Real Estate Holdings, Inc	1,233
450		Nordicom AS	5
224,400	e	Norwegian Property ASA	134
2,964	e	NTT Urban Development Corp	2,360
82,000		Orchard Parade Holdings Ltd	29
93,300		Parco Co Ltd	638
5,287		Parquesol Inmobiliaria y Proyectos S.A.	51
15,149	*,e	Patrizia Immobilien AG.	28
116,756	*,f	PIK Group (GDR)	159
14,704		Pirelli & C Real Estate S.p.A.	63
51,691		PSP Swiss Property AG.	2,180
174,425	e	Quintain Estates & Development PLC	21
245,059		Realia Business S.A.	628
1,026,524	e	Regus plc	1,083
5,343,023		Rich Development Co Ltd	1,224
7,541	e	Risa Partners, Inc	2,773
34,264	*,e	Risanamento S.p.A.	8
18,100		Sankei Building Co Ltd	79
115,000		SC Global Developments Ltd	29
768,526	e	Segro plc	251
5,484,336	*	Segro plc	378
208,264		Shaftesbury plc	870
2,080,000	*,e	Shanghai Forte Land Co	338
454,800		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	605
76,908,944		Shanghai Real Estate Ltd	5,954
122,000		Shell Electric MFG	33
132,000		Shenzhen Investment Ltd	33
19,200		Shoei Co Ltd	107
4,048,500	e	Shui On Land Ltd	1,426
108,000	e	Singapore Land Ltd	226
1,150,917	e	Sino Land Co	1,151
3,664,500		Sino-Ocean Land Holdings Ltd	2,411

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,831,552		SM Prime Holdings	$2,089
344,530	*	Societa Partecipazioni Finanziarie S.p.A.	65
8,233	e	Societe de la Tour Eiffel	190
1,502,500		Soho China Ltd	605
2,291,350		SP Setia BHD	1,754
64,055	*,e	Sparkassen Immobilien AG.	200
23,639,956	e	SPG Land Holdings Ltd	3,142
79,101	e	Sponda Oyj	218
157,407		ST Modwen Properties plc	211
336,757	*,e	St. Joe Co	5,637
454,457	e	Stewart Enterprises, Inc (Class A)	1,472
105,296		Stockland	210
1,324,563		Stockland Trust Group	2,846
28,489	*,e	Stratus Properties, Inc	172
5,710	e	Sumitomo Real Estate Sales Co Ltd	164
677,594	e	Sumitomo Realty & Development Co Ltd	7,414
2,306,062	e	Sun Hung Kai Properties Ltd	20,649
24,234		Swiss Prime Site AG.	1,086
4,800		Tachihi Enterprise Co Ltd	228
35,965		TAG Tegernsee Immobilien und Beteiligungs AG.	82
539,000		TAI Cheung Holdings	178
84,056	e	Technopolis plc	262
177,148	e	Thomas Properties Group, Inc	209
90,500	e	TOC Co Ltd	324
1,290,197	e	Tokyo Tatemono Co Ltd	3,298
143,000		Tokyotokeiba Co Ltd	185
344,922	e	Tokyu Land Corp	941
11,100	e	Tokyu Livable, Inc	47
96,300	e	Unibail	13,643
82,720		Unite Group PLC	81
10,243,761	*	Unitech Corporate Parks plc	1,911
310,612		Unitech Ltd	214
9,100	b,e	Urban Corp	-	^
704,341	e	Valad Property Group	17
16,185	e	Vastned Retail NV	653
27,789	e	Vivacon AG.	78
41,479		Wallenstam Byggnads AB (B Shares)	344
11,510		Warehouses De Pauw SCA	427
3,063		Wereldhave Belgium NV	206
23,627		Wereldhave NV	1,653
1,996,000	e	Wheelock & Co Ltd	3,358
388,000		Wheelock Properties S Ltd	230
52,197		Wihlborgs Fastigheter AB	584
577,267		Wing Tai Holdings Ltd	266
1,537,558		Workspace Group plc	270
535,000		Yanlord Land Group Ltd	394
1,340,233		YNH Property BHD	375
14,180,000	*	Zhong An Real Estate Ltd	2,012
19,367		Zueblin Immobilien Holding AG.	70
		TOTAL REAL ESTATE	317,106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.50%
33,259	*,e	AEP Industries, Inc	$508
168,093		Ansell Ltd	1,001
1,094,982	e	Asics Corp	7,500
54,000		Bando Chemical Industries Ltd	121
2,620,799	e	Bayer AG.	125,352
1,106,672	e	Bridgestone Corp	15,753
9,043	*	CENTROTEC Sustainable AG.	91
949,463		Cheng Shin Rubber Industry Co Ltd	920
334,760	e	Cooper Tire & Rubber Co	1,352
8,673		Deceuninck NV	23
68,224	*,e	Deckers Outdoor Corp	3,619
2,208,232	e	Denki Kagaku Kogyo KK	3,949
1,173,474	*,e	Goodyear Tire & Rubber Co	7,346
89,310		Hankook Tire Co Ltd	852
8,510		Innoconcepts	23
90,714	*,e	Metabolix, Inc	619
126,014	e	Michelin (C.G.D.E.) (Class B)	4,676
65,437	e	Mitsubishi Rayon Co Ltd	125
42,000	e	Mitsuboshi Belting Co Ltd	167
469,848	e	Mitsui Chemicals, Inc	1,134
1,262,856		Newell Rubbermaid, Inc	8,057
135,000		Nichias Corp	274
113,100		Nifco, Inc	1,219
1,437,834	e	Nike, Inc (Class B)	67,420
26,400	e	Nitta Corp	269
324,700	e	NOK Corp	2,746
85,788	e	Nokian Renkaat Oyj	1,008
24,556		Nolato AB (B Shares)	105
46,000	e	Okamoto Industries, Inc	165
10,076,067		Pirelli & C S.p.A.	2,353
21,193	e	Puma AG. Rudolf Dassler Sport	3,218
1,641	*	Quadrant AG.	83
90,756		RPC Group plc	150
166,239	e	Schulman (A.), Inc	2,253
1,068,418		Sealed Air Corp	14,744
42,000		Sekisui Jushi Corp	311
16,515		Semperit AG. Holding	320
195,939	*,e	Skechers U.S.A., Inc (Class A)	1,307
192,698	e	Spartech Corp	474
4,516,325		SSL International plc	29,096
782,221	e	Sumitomo Bakelite Co Ltd	3,121
178,784	e	Sumitomo Rubber Industries, Inc	1,185
31,000	e	Takiron Co Ltd	75
171,304	e	Titan International, Inc	862
24,200	e	Tokai Rubber Industries, Inc	188
91,000		Toyo Tire & Rubber Co Ltd	114
87,040	*,e	Trex Co, Inc	664
650,295	e	Tupperware Corp	11,049
36,536		Uponor Oyj	341
63,712		Viscofan S.A.	1,238
160,784	e	West Pharmaceutical Services, Inc	5,275
240,000		Yokohama Rubber Co Ltd	992
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	335,807

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
SECURITY AND COMMODITY BROKERS - 2.14%
28,303		ABC Arbitrage	$230
390,000	e	ABG Sundal Collier ASA	251
82,343	e	AGF Management Ltd	538
31,100		Aizawa Securities Co Ltd	49
1,581,017		Ameriprise Financial, Inc	32,395
207,261	e	Australian Stock Exchange Ltd	4,230
21,356		Avanza AB	223
80,777		Azimut Holding S.p.A.	432
1,203,643	e,m	Babcock & Brown Ltd	272
185,603		Banca Finnat Euramerica S.p.A.	120
216,567	e	BlackRock, Inc	28,162
69,692	e	Bolsas y Mercados Espanoles	1,612
25,752	*	Boursorama	161
38,408	*,e	Broadpoint Securities Group, Inc	127
1,184,846		Broadridge Financial Solutions, Inc	22,050
60,216	e	BT Investment Management Ltd	67
314,500		Bursa Malaysia BHD	444
135,411	e	Calamos Asset Management, Inc (Class A)	651
32,605		Canaccord Capital, Inc	140
47,466	*	Capinordic AS	19
63,410		Charlemagne Capital Ltd	8
3,489,445		Charles Schwab Corp	54,086
1,642,000		China Everbright Ltd	2,551
145,837	e	Close Brothers Group PLC	1,124
375,735	e	CME Group, Inc	92,577
77,297	e	Cohen & Steers, Inc	863
75,708	e	Count Financial Ltd	55
3,661,091		Credit Suisse Group	111,476
424,407		Cromwell Group	185
29,100	e,m	D Carnegie AB	63
10,925		DAB Bank AG.	31
136,030		Daewoo Securities Co Ltd	1,805
1,560		Daishin Securities Co Ltd	19
2,667,569	e	Daiwa Securities Group, Inc	11,534
137,027	*	DeA Capital S.p.A.	182
962,151	e	Deutsche Boerse AG.	58,010
12,190	e	Diamond Hill Investment Group, Inc	479
77,889	*,e	Duff & Phelps Corp	1,227
52,656	*	Dundee Corp	215
35,270	e	DundeeWealth, Inc	140
2,428,316	*,e	E*Trade Financial Corp	3,108
330,640	e	Eaton Vance Corp	7,555
194,370		Egyptian Financial Group-Hermes Holding	526
47,744	e	Epoch Holding Corp	328
60,194	e	Evercore Partners, Inc (Class A)	930
141,870		Evolution Group plc	197
175,555		F&C Asset Management plc	145
111,795	*,e	FBR Capital Markets Corp	368

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
132,923	*,e	FCStone Group, Inc	$303
283,872	e	Federated Investors, Inc (Class B)	6,319
29,240	e	Fifth Street Finance Corp	226
496,100	e	Franklin Resources, Inc	26,725
789,584	*,e	Friedman Billings Ramsey Group, Inc (Class A)	158
5,800	e	GAGFAH S.A.	29
42,983	e	GAMCO Investors, Inc (Class A)	1,403
432,486	e	GFI Group, Inc	1,388
9,348		Gluskin Sheff + Associates, Inc	73
13,894		GMP Capital Trust	78
3,245,423	e	Goldman Sachs Group, Inc	344,080
87,674	e	Greenhill & Co, Inc	6,475
160,790		Hana Financial Group, Inc	2,418
56,427		Hellenic Exchanges S.A.	404
643,508		HFA Holdings Ltd	58
1,523,720	e	Hong Kong Exchanges and Clearing Ltd	14,391
191,937		Hyundai Securities Co	1,582
443,751	e	ICAP plc	1,937
189,600	e	Ichiyoshi Securities Co Ltd	810
161,695	e	IGM Financial, Inc	3,900
9,368		Indiabulls Financial Services Ltd	17
12,131		Indiabulls Real Estate Ltd	24
227,299	*,e	Interactive Brokers Group, Inc (Class A)	3,666
356,150	*,e	IntercontinentalExchange, Inc	26,522
23,152	*,e	International Assets Holding Corp	236
1,430,875	e	Invesco Ltd	19,832
481,637	*,e	Investment Technology Group, Inc	12,291
41,219		IOOF Holdings Ltd	95
1,019,000	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	1,394
10,800		Iwai Securities Co Ltd	80
992,014	e	Janus Capital Group, Inc	6,597
515,672	e	Jefferies Group, Inc	7,116
442	e	kabu.com Securities Co Ltd	453
142,012	*,e	KBW, Inc	2,890
3,621,404		KGI Securities Co Ltd	1,053
9,866,480		Kim Eng Holdings Ltd	8,628
782	*,e	KK DaVinci Advisors	31
573,117	*,e	Knight Capital Group, Inc (Class A)	8,448
45,970		Korea Investment Holdings Co Ltd	987
2,764,130	e	Kowloon Development Co Ltd	1,138
321,297	*,e	LaBranche & Co, Inc	1,202
540,339	*,e	Ladenburg Thalmann Financial Services, Inc	286
1,304,112	e	Lazard Ltd (Class A)	38,341
14,139,644		Legal & General Group plc	8,724
3,804,790	e	Legg Mason, Inc	60,496
131,654	e	London Stock Exchange Group plc	1,068
64,692	*,e	Loomis AB	500
382,852	e	Macquarie Group Ltd	7,201
3,681,240		Man Group plc	11,541
202,759	*,e	MarketAxess Holdings, Inc	1,549
42,500	e	Marusan Securities Co Ltd	217
93,311	e	Matsui Securities Co Ltd	605

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
311,372	*,e	MF Global Ltd	$1,317
22,704		Mirae Asset Securities Co Ltd	1,167
32,000		Mito Securities Co Ltd	77
287,000	e	Mizuho Investors Securities Co Ltd	241
1,163	e	Monex Beans Holdings, Inc	278
7,000,743	e	Morgan Stanley	159,407
64,913	*,e	Morningstar, Inc	2,217
552,987	*,e	Nasdaq Stock Market, Inc	10,827
34,930		NeoNet AB	58
9,449,466	e	Nomura Holdings, Inc	47,254
49,871		Nordnet AB (Series B)	68
68,603		Numis Corp plc	118
869,079	e	NYSE Euronext	15,557
17,748	*,e,m	Octaviar Ltd	12
144,000	e	Okasan Holdings, Inc	511
224,871	e	optionsXpress Holdings, Inc	2,557
105,454	*,e	Penson Worldwide, Inc	678
517,000	*,m	Peregrine Investment Holdings	-	^
31,113	e	Perpetual Trustees Australia Ltd	583
106,067	*,e	Piper Jaffray Cos	2,735
182,135	e	Platinum Asset Mangement Ltd	422
2,040,585		Polaris Securities Co Ltd	710
118,365		Proton Bank S.A.	83
9,359	e	Pzena Investment Management, Inc (Class A)	18
560,700	e	Raymond James Financial, Inc	11,046
109,954		Reliance Capital Ltd	766
10,831		Renta 4 S.A.	63
741,439		RMB Holdings Ltd	1,612
50,312		Samsung Securities Co Ltd	2,102
83,565	e	Sanders Morris Harris Group, Inc	326
104,780	e	Schroders plc	1,189
1,347,925		SEI Investments Co	16,458
175,000		Shenyin Wanguo HK Ltd	71
580,789		Shinko Securities Co Ltd	1,121
2,006,879	e	Singapore Exchange Ltd	6,729
1,156	e	Sparx Group Co Ltd	87
68,815	e	Sprott, Inc	248
161,007	*,e	Stifel Financial Corp	6,973
357,000		Sun Hung Kai & Co Ltd	204
184,170		Suramericana de Inversiones S.A.	1,153
6,990	e	Swissquote Group Holding S.A.	252
143,033	e	SWS Group, Inc	2,221
847,344	e	T Rowe Price Group, Inc	24,454
216,000		Tai Fook Securities Group Ltd	37
200,000		Takagi Securities Co Ltd	196
44,516		Tamburi Investment Partners S.p.A.	52
1,082,908	*,e	TD Ameritrade Holding Corp	14,955
613	*	Teton Advisors, Inc	-	^
139,424	*,e	Thomas Weisel Partners Group, Inc	499
194,478	e	TMX Group, Inc	5,514
142,000		Tokai Tokyo Securities Co Ltd	252
5,301		Tong Yang Investment Bank	30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
62,000		Toyo Securities Co Ltd	$97
5,189		Union Financiere de France BQE S.A.	148
2,589,565		UOB-Kay Hian Holdings Ltd	1,873
64,130	e	US Global Investors, Inc (Class A)	312
7,346	e	Value Line, Inc	201
66,519	*	Vostok Nafta Investment Ltd	148
1,863		VZ Holding AG.	57
278,015	e	Waddell & Reed Financial, Inc (Class A)	5,024
7,515	*	Westpac Funds Management Ltd	395
26,922	e	Westwood Holdings Group, Inc	1,052
104,050		Woori Investment & Securities Co Ltd	1,271
		TOTAL SECURITY AND COMMODITY BROKERS	1,444,028

SOCIAL SERVICES - 0.01%
114,428	*,e	Capital Senior Living Corp	279
65,461		Care UK plc	238
675,573	e	Gunns Ltd	423
4,606	e	Korian	100
37,555		MP Evans Group plc	130
68,018	*,e	Providence Service Corp	468
139,837	*,e	Res-Care, Inc	2,036
327,411		Ryman Healthcare Ltd	263
125,169	e	Southern Cross Healthcare Ltd	176
15,200		TEMP HOLDINGS CO Ltd	78
		TOTAL SOCIAL SERVICES	4,191

SPECIAL TRADE CONTRACTORS - 0.08%
20,022	e	Alico, Inc	481
222,800	*,e	AsiaInfo Holdings, Inc	3,754
11,749	e	Bauer AG.	344
201,352	*	Cape plc	189
141,285	e	Chemed Corp	5,496
17,300	e	Chudenko Corp	239
235,206	e	Comfort Systems USA, Inc	2,439
141,000	e	COMSYS Holdings Corp	1,174
47,000		Daimei Telecom Engineering Corp	434
232,585	*,e	Dycom Industries, Inc	1,347
231,217		eaga plc	486
417,325	*,e	EMCOR Group, Inc	7,165
16,000		Hibiya Engineering Ltd	144
34,713	e	Homeserve plc	583
203,409	*,e	Insituform Technologies, Inc (Class A)	3,181
57,915	*,e	Integrated Electrical Services, Inc	528
101,000	e	Kandenko Co Ltd	670
455,495		Kinden Corp	3,681
106,000	e	Kyowa Exeo Corp	857
55,000		Kyudenko Corp	351
108,595	*,e	Layne Christensen Co	1,745
293,800		Metalurgica Gerdau S.A.	2,140
365,906		Polimex Mostostal S.A.	315
644,093	*,e	Quanta Services, Inc	13,816
93,000	e	Sanki Engineering Co Ltd	505

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,500		Secom Techno Service Co Ltd	$57
58,963		Severfield-Rowen plc	126
197,438	e	Spice plc	156
74,000		Taihei Kogyo Co Ltd	164
29,300	e	Taikisha Ltd	310
71,000	e	Takasago Thermal Engineering Co Ltd	433
495,453	e	Timbercorp Ltd	36
39,000		Toenec Corp	207
59,000		Yurtec Corp	315
		TOTAL SPECIAL TRADE CONTRACTORS	53,868

STONE, CLAY, AND GLASS PRODUCTS - 0.51%
3,113,114		3M Co	154,784
795,287		Ambuja Cements Ltd	1,107
498,000	*,e	Anhui Conch Cement Co Ltd	2,747
173,921	e	Apogee Enterprises, Inc	1,909
1,770,706		Asahi Glass Co Ltd	9,284
2,021,206		Asia Cement Corp	1,752
50,313		Associated Cement Co Ltd	570
420,182	e	Boral Ltd	1,055
376,200		Bradespar S.A.	3,672
81,568		Buzzi Unicem S.p.A.	915
79,695		Buzzi Unicem SpA	486
115,129	*,e	Cabot Microelectronics Corp	2,766
101,567	e	CARBO Ceramics, Inc	2,889
96,570		Cementir S.p.A.	268
279,001		Cementos Argos S.A.	705
12,877	e	Cementos Portland Valderrivas S.A.	304
8,263,172	*,e	Cemex S.A. de C.V.	5,203
169,000		Central Glass Co Ltd	500
74,145	*	Cersanit Krasnystaw S.A.	232
102,736	e	Cimpor Cimentos de Portugal S.A.	511
214,933	*	Coal of Africa Ltd	132
30,887,468	e	Cookson Group plc	7,202
306,792	*	CRH plc	6,685
1,734,501		CRH plc	37,374
39,300	e	CRH plc (IRELAND)	855
5,306	m	Dyckerhoff AG.	268
142,275	e	Eagle Materials, Inc	3,450
531,648		Egypt Kuwait Holding Co	579
26,602	e	FLSmidth & Co AS	676
568,727	e	Gentex Corp	5,664
7,499		GranitiFiandre S.p.A.	21
48,816		Grasim Industries Ltd	1,522
774,803	e	Grupo Carso S.A. de C.V. (Series A1)	1,872
574		H+H International AS	23
104,269	e	HeidelbergCement AG.	3,418
409,883	e	Holcim Ltd	14,612
102,335	e	Industrias Penoles S.A. de C.V.	1,070
292,123		Inversiones Argos S.A.	1,090
124,747	e	Italcementi S.p.A.	1,263

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
51,550		Italcementi S.p.A.	$272
20,091		Italmobiliare S.p.A.	380
12,513		Italmobiliare S.p.A.	327
537,972		Jaiprakash Associates Ltd	892
353,964		James Hardie Industries NV	1,034
30,000	e	Krosaki Harima Corp	50
517,120		Lafarge Malayan Cement BHD	570
26,071	e	Lafarge S.A.	1,174
64,950	e	Libbey, Inc	60
184,000		Luks Group Vietnam Holdings Ltd	54
127,300	e	Marshalls plc	181
136,350	e	Martin Marietta Materials, Inc	10,813
179,807		Morgan Crucible Co plc	217
192,224	e	NGK Insulators Ltd	2,923
12,400	e	Nichiha Corp	87
59,000		Nihon Yamamura Glass Co Ltd	122
426,117	e	Nippon Sheet Glass Co Ltd	1,042
68,000		Noritake Co Ltd	186
247,844	*,e	Owens Corning, Inc	2,241
1,042,937	*	Owens-Illinois, Inc	15,060
94,301		Pargesa Holding S.A.	5,008
15,900	e	Pigeon Corp	395
505,987		Pretoria Portland Cement Co Ltd	1,677
902,000		PT Indocement Tunggal Prakarsa Tbk	410
2,029,500		PT Semen Gresik Persero Tbk	654
12,936		Sa des Ciments Vicat	573
313,500		Siam Cement PCL	866
15,900		Siam Cement PCL	44
2,127		Sika AG.	1,579
3,677		STO AG.	164
732,193	e	Sumitomo Osaka Cement Co Ltd	1,679
2,516,305	e	Taiheiyo Cement Corp	3,661
3,299,965		Taiwan Cement Corp	2,720
853,663		Taiwan Glass Industrial Corp	453
256,000	*	TCC International Holdings Ltd	60
20,506		Titan Cement Co S.A.	436
175,951	e	Toto Ltd	875
745,250	*	Turk Sise ve Cam Fabrikalari AS	448
217,044	*,e	US Concrete, Inc	434
535,388	*,e	USG Corp	4,074
425		Vetropack Holding AG.	467
20,662		Vidrala S.A.	412
177,825	e	Wienerberger AG.	1,401
566,000	e	Xinyi Glass Holdings Co Ltd	251
18,632		Zignago Vetro S.p.A.	82
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	345,943

TEXTILE MILL PRODUCTS - 0.04%
180,625	e	Albany International Corp (Class A)	1,635
261,473	e	Alfa S.A. de C.V. (Class A)	405
193,000		Atsugi Co Ltd	246
48,155		Cheil Industries, Inc	1,314

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
86,000	e	Daiwabo Co Ltd	$184
5,235,152		Far Eastern Textile Co Ltd	4,076
1,083,220		Formosa Taffeta Co Ltd	580
31,452		Hyosung Corp	1,471
271,386	e	Interface, Inc (Class A)	812
83,000	e	Japan Wool Textile Co Ltd	479
185,000	e	Kurabo Industries Ltd	252
841,000		Li Heng Chemical Fibre Technologies Ltd	86
292,974	*,e	Mohawk Industries, Inc	8,751
157,340	e	Nisshinbo Industries, Inc	1,475
227,000		Nitto Boseki Co Ltd	397
71,201	e	Oxford Industries, Inc	439
333,000		Pacific Textile Holdings Ltd	31
684,830	e	Seiren Co Ltd	3,058
931,981	e	Teijin Ltd	2,005
704,000		Texwinca Holdings Ltd	362
626,000	e	Unitika Ltd	424
715,000		Victory City International Hlds	36
165,900	*,e	Xerium Technologies, Inc	111
		TOTAL TEXTILE MILL PRODUCTS	28,629

TOBACCO PRODUCTS - 1.34%
11,880,650		Altria Group, Inc	190,328
157,427	e	Australian Agricultural Co Ltd	171
355,000		British American Tobacco Malaysia BHD	4,431
3,814,016		British American Tobacco plc	88,272
575,671	e	Fortune Brands, Inc	14,133
3,754,612		Huabao International Holdings Ltd	3,090
1,892,346		Imperial Tobacco Group plc	42,548
1,359,471	*	ITC Ltd	4,953
6,051		Japan Tobacco, Inc	16,010
1,557,428		Lorillard, Inc	96,156
12,000,170		Philip Morris International, Inc	426,966
128,435		Souza Cruz S.A.	2,422
702,216	e	Swedish Match AB	10,167
149,730	e	Universal Corp	4,480
163,933	e	Vector Group Ltd	2,129
		TOTAL TOBACCO PRODUCTS	906,256

TRANSPORTATION BY AIR - 0.32%
26,161	*,e	ACE Aviation Holdings, Inc (Class A)	115
32,851	*	Aegean Airlines S.A.	116
156,409	*	AER Lingus	118
144,614	e	Aeroports de Paris	7,685
30,986	*,e	Air Berlin plc	126
6,933	*	Air Canada (Class A)	5
6,768,600		Air China Ltd	2,183
60,158	e	Air France-KLM	536
54,650	*,e	Air Methods Corp	924
1,526,928		Air New Zealand Ltd	784
977,000	*	AirAsia BHD	252
989,300		Airports of Thailand PCL	446

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
610,436	*,e	Airtran Holdings, Inc	$2,777
207,063	*,e	Alaska Air Group, Inc	3,638
140,075	*,e	Alitalia S.p.A.	83
628,008	e	All Nippon Airways Co Ltd	2,449
69,068	*,e	Allegiant Travel Co	3,140
1,350,149	*,e	AMR Corp	4,307
75,035	*,e	Atlas Air Worldwide Holdings, Inc	1,302
963,720		Auckland International Airport Ltd	940
38,762	*,e	Austrian Airlines AG.	188
557,549		BBA Aviation plc	660
1,828,000	e	Beijing Capital International Airport Co Ltd	814
137,276	*,e	Bristow Group, Inc	2,942
138,221		British Airways plc	279
1,373,504	e	Cathay Pacific Airways Ltd	1,365
1,790,129	*	China Airlines	446
796,528	*,e	Continental Airlines, Inc (Class B)	7,017
366,675		Copa Holdings S.A. (Class A)	10,513
5,939,801	*,e	Delta Air Lines, Inc	33,441
175,651	*,e	easyJet plc	704
1,840,500	*	Eva Airways Corp	454
1,603,376	e	FedEx Corp	71,334
38,370		Finnair Oyj	188
13,614	e	Flughafen Wien AG.	398
3,745		Flughafen Zuerich AG.	674
191,464	*,b,m	FLYi, Inc	1
5,136	e	Fraport AG. Frankfurt Airport Services Worldwide	165
391,074	*	Gemina S.p.A.	152
479,793		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	873
325,284	*,e	Hawaiian Holdings, Inc	1,213
87,600		Hong Kong Aircraft Engineerg	754
108,319	e	Iberia Lineas Aereas de Espana	227
915,705	*,e	Japan Airlines Corp	1,850
61,192		Jazz Air Income Fund	154
971,760	*,e	JetBlue Airways Corp	3,547
35,728		Korean Air Lines Co Ltd	892
233,447		Lan Airlines S.A.	1,927
1,861,403		Macquarie Airports	2,349
404,066		Malaysian Airline System BHD	318
11,650	*	Norwegian Air Shuttle AS	61
83,173	*	PHI, Inc	830
2,723,515		Qantas Airways Ltd	3,305
218,686	*	Republic Airways Holdings, Inc	1,417
104,926	*	Ryanair Holdings plc	404
4,200	*,e	Ryanair Holdings plc (ADR)	97
96	*,m	SAir Group	-	^
58,168	*,e	SAS AB	29
11,047		SAVE S.p.A.	54
231,802		Singapore Airlines Ltd	1,524
334,000		Singapore Airport Terminal Services Ltd	266
333,899	e	Skywest, Inc	4,154
3,207,715		Southwest Airlines Co	20,305

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
75,676		Tam S.A.	$414
1,053,858	e	UAL Corp	4,721
632,655	*,e	US Airways Group, Inc	1,601
522,016	*,e	Virgin Blue Holdings Ltd	94
		TOTAL TRANSPORTATION BY AIR	217,041

TRANSPORTATION EQUIPMENT - 2.63%
117,176	e	A.O. Smith Corp	2,950
216,894	*,e	AAR Corp	2,720
8,863		Accell Group	217
51,981	*,e	Aerovironment, Inc	1,086
31,900		Aisan Industry Co Ltd	146
422,823		Aisin Seiki Co Ltd	6,604
29,300	e	Akebono Brake Industry Co Ltd	136
236,270	e	American Axle & Manufacturing Holdings, Inc	312
57,083	e	American Railcar Industries, Inc	436
99,449	*,e	Amerigon, Inc (Class A)	368
358,918	e	ArvinMeritor, Inc	284
110,341	*,e	ATC Technology Corp	1,236
2,948,050		Austal Ltd	3,567
1,454,592	e	Autoliv, Inc	27,012
10,595,302		BAE Systems plc	50,853
48,819		Bayerische Motoren Werke AG.	842
816,092	e	Bayerische Motoren Werke AG.	23,626
399,830	*,e	BE Aerospace, Inc	3,467
23,196	e	Beneteau S.A.	189
3,546,536	e	Boeing Co	126,186
2,364,764	e	Bombardier, Inc	5,514
19,999		Brembo S.p.A.	79
487,456	e	Brunswick Corp	1,682
120,000	*	BW Offshore Ltd	71
822,058		Calsonic Kansei Corp	739
258,028	e	Clarcor, Inc	6,500
1,162,903		Cobham plc	2,867
153,052	*,e	Cogo Group, Inc	1,022
6,966		Compagnie Plastic-Omnium S.A.	57
2,694		Construcciones y Auxiliar de Ferrocarriles S.A.	868
691,851	e	Cosco Corp Singapore Ltd	373
121,601		Daewoo Shipbuilding & Marine Engineering Co Ltd	1,886
400,000	e	Daihatsu Motor Co Ltd	3,108
17,259	e	DaimlerChrysler AG.	441
1,242,712	e	DaimlerChrysler AG.	31,502
536,472	*,e	Dana Holding Corp	247
934,917	e	Denso Corp	18,437
7,234,000		Denway Motors Ltd	2,800
36,830		Doosan Heavy Industries and Construction Co Ltd	1,811
57,108	*,e	Dorman Products, Inc	533
60,232	e	Ducommun, Inc	876
34,913		Elbit Systems Ltd	1,654
16,362	e	ElringKlinger AG.	163
843,695		Empresa Brasileira de Aeronautica S.A.	2,826
731,193	e	European Aeronautic Defence and Space Co	8,510

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
35,400		Exedy Corp	$445
2,918		Faiveley S.A.	213
33,800	e	FCC Co Ltd	346
90,678	*,e	Federal Mogul Corp (Class A)	606
293,734	e	Federal Signal Corp	1,548
772,984	e	Fiat S.p.A.	5,412
63,517		Fleetwood Corp Ltd	246
492,708	*,e	Force Protection, Inc	2,365
11,769,434	*,e	Ford Motor Co	30,954
67,525		Ford Otomotiv Sanayi AS	184
67,172	e	Freightcar America, Inc	1,178
82,089	*,e	Fuel Systems Solutions, Inc	1,107
1,139,000	e	Fuji Heavy Industries Ltd	3,705
39,700	e	Futaba Industrial Co Ltd	114
289,290	*,e	GenCorp, Inc	613
2,473,839		General Dynamics Corp	102,887
2,078,270	e	General Motors Corp	4,032
54,733	*,e	GenTek, Inc	957
647,100	e	Genuine Parts Co	19,322
3,580	e	Georg Fischer AG.	420
724,114		GKN plc	709
1,219,892		Goodrich Corp	46,222
96,245	e	Greenbrier Cos, Inc	352
128,726	e	Group 1 Automotive, Inc	1,798
20,221		Haldex AB	64
946,391	e	Harley-Davidson, Inc	12,672
281,696		Harsco Corp	6,245
212,058	*,e	Hayes Lemmerz International, Inc	39
111,164	e	Heico Corp	2,701
114,384		Hero Honda Motors Ltd	2,415
169,967	e	Hino Motors Ltd	369
3,042,326		Honda Motor Co Ltd	71,152
5,859,868		Honeywell International, Inc	163,256
78,000		Hong Leong Asia Ltd	27
55,435		Hyundai Heavy Industries	7,835
16,930		Hyundai Mipo Dockyard	1,585
65,383		Hyundai Mobis	3,763
211,496		Hyundai Motor Co	8,486
54,630		Hyundai Motor Co	816
222,544		IMMSI S.p.A.	157
19,528	e	Indus Holding AG.	226
4,318,100		Isuzu Motors Ltd	5,191
212,022		Japan Tecseed Co Ltd	589
17,000		Japan Vilene Co Ltd	67
236,678		Jardine Cycle & Carriage Ltd	1,842
201,000	e	Jaya Holdings Ltd	37
602,235	e	JTEKT Corp	4,162
149,596	e	Kaman Corp	1,876
62,300		Kanto Auto Works Ltd	593
1,030,646	e	Kawasaki Heavy Industries Ltd	2,041
3,793,280		Keppel Corp Ltd	12,495
46,000	e	Kinki Sharyo Co Ltd	211

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
89,000	e	Koito Manufacturing Co Ltd	$631
338,876	*	Lear Corp	254
45,698		Linamar Corp	95
46,764	*	LMI Aerospace, Inc	339
2,009,655		Lockheed Martin Corp	138,726
127,254		Magna International, Inc	3,385
131,573		Mahindra & Mahindra Ltd	995
46,251	e	MAN AG.	2,016
70,332		Maruti Udyog Ltd	1,081
1,725,000	e	Mazda Motor Corp	2,858
3,503,043		Meggitt plc	6,446
11,298		Mekonomen AB	118
38,663		Metka S.A.	326
21,000		Mitsuba Corp	53
2,509,000	*,e	Mitsubishi Motors Corp	3,168
462,988	e	Mitsui Engineering & Shipbuilding Co Ltd	767
10,700	e	Modec, Inc	142
63,085		MTU Aero Engines Holding AG.	1,478
16,700	e	Musashi Seimitsu Industry Co Ltd	169
81,000		Nabtesco Corp	556
58,200	e	Namura Shipbuilding Co Ltd	180
378,710	e	NHK Spring Co Ltd	1,351
47,000		Nippon Seiki Co Ltd	288
108,000	e	Nippon Sharyo Ltd	386
130,000		Nissan Shatai Co Ltd	746
35,700		Nissin Kogyo Co Ltd	304
848,000	m	Norstar Founders Group Ltd	1
2,790,291		Northrop Grumman Corp	121,768
419,280		Novatek Microelectronics Corp Ltd	635
1,041,194	e	NSK Ltd	3,966
370,830	*,e	Orbital Sciences Corp	4,409
750,977	e	Oshkosh Truck Corp	5,062
1,675,476	e	Paccar, Inc	43,160
199,364	e	Peugeot S.A.	3,772
153,532		Piaggio & C S.p.A.	195
206,687	e	Polaris Industries, Inc	4,431
247,828		Porsche AG.	11,649
226,000		Press Kogyo Co Ltd	219
801,028	e	Renault S.A.	16,480
5,594		Rieter Holding AG.	601
61,000	e	Riken Corp	132
1,700,758		Rolls-Royce Group plc	7,175
4,385		Rosenbauer International AG.	137
38,025	e	Saab AB (Class B)	234
211,153		Samsung Heavy Industries Co Ltd	3,908
70,000	e	Sanden Corp	113
227,000	e	Sasebo Heavy Industries Co Ltd	415
61,727	e	Scania AB (B Shares)	503
3,885,859	e	SembCorp Marine Ltd	4,624
727,803		Senior PLC	287
62,916	e	Shimano, Inc	1,885
10,000		Showa Aircraft Industry Co Ltd	37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
32,800		Showa Corp	$115
1,297,634	e	Singapore Technologies Engineering Ltd	2,099
86,711		Sogefi S.p.A.	84
188,585	e	Spartan Motors, Inc	758
495,654	*,e	Spirit Aerosystems Holdings, Inc (Class A)	4,942
960		Standard Motor Products, Inc	2
5,721		Ste Industrielle d'Aviation Latecoere S.A.	31
52,005		STX Shipbuilding Co Ltd	496
426,575	e	Sumitomo Precision Products Co Ltd	1,521
135,568	e	Superior Industries International, Inc	1,606
608,553	e	Suzuki Motor Corp	10,015
26,300		Tachi-S Co Ltd	116
38,400	e	Takata Corp	312
240,960		Tata Motors Ltd	856
242,748	*,e	Tenneco, Inc	396
120,924	e	Thales S.A.	4,585
143,185	e	Thor Industries, Inc	2,236
52,000	e	Tokai Rika Co Ltd	513
174,902		Tomkins PLC	304
183,000		Topy Industries Ltd	266
93,846	e	Toyoda Gosei Co Ltd	1,406
41,500		Toyota Auto Body Co Ltd	601
136,173	e	Toyota Industries Corp	2,882
5,153,574	e	Toyota Motor Corp	162,440
185,506	*,e	TransDigm Group, Inc	6,092
79,584	e	Trelleborg AB (B Shares)	303
7,047		Trigano S.A.	50
261,858	e	Trinity Industries, Inc	2,393
88,713	e	Triumph Group, Inc	3,389
172,231	*,e	TRW Automotive Holdings Corp	555
47,800		TS Tech Co Ltd	336
32,031	e	Umeco PLC	54
39,500		Unipres Corp	275
4,813,028		United Technologies Corp	206,864
61,713	e	Valeo S.A.	902
124,509	e	Volkswagen AG.	38,262
115,204		Volkswagen AG.	6,634
326,515	e	Volvo AB (A Shares)	1,740
196,005	e	Volvo AB (B Shares)	1,042
174,915	e	Wabash National Corp	215
376,000		Weichai Power Co Ltd	820
295,271	e	Westinghouse Air Brake Technologies Corp	7,789
147,404	e	Winnebago Industries, Inc	783
76,163	*,e	Wonder Auto Technology, Inc	273
153,643		Yamaha Motor Co Ltd	1,358
678,258		Yulon Motor Co Ltd	369
308,696	e	Zodiac S.A.	7,829
		TOTAL TRANSPORTATION EQUIPMENT	1,773,015

TRANSPORTATION SERVICES - 0.18%
464,646		All America Latina Logistica S.A.	1,979
92,059	e	Ambassadors Group, Inc	748

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
80,408		Autostrada Torino-Milano S.p.A.	$459
116,093	e	Autostrade S.p.A.	1,755
838,898	e	CH Robinson Worldwide, Inc	38,262
2,930,000		China Travel International Inv HK	518
27,325	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	122
22,699		Clarkson plc	158
150,000		CWT Ltd	33
31,898		D/S Norden	892
711,034	e	Deutsche Lufthansa AG.	7,718
1,863	e	Dfds AS	94
82,371	*	Dynamex, Inc	1,078
938,692	e	Expeditors International Washington, Inc	26,556
59,800	e	Flight Centre Ltd	222
81,438		Freightways Ltd	137
186,728	e	GATX Corp	3,778
27,000	e	HIS Co Ltd	534
178,180		Hopewell Highway Infrastructure Ltd	100
242,111	*,e	HUB Group, Inc (Class A)	4,116
252,327	*	Interval Leisure Group, Inc	1,337
75,829	*,e	KarstadtQuelle AG.	168
15,000	e	Kintetsu World Express, Inc	275
3,107		Kuoni Reisen Holding	753
496,000	*	Macau Success Ltd	30
43,995		Mainfreight Ltd	104
41,979		Oesterreichische Post AG.	1,248
238,408	*,e	Orbitz Worldwide, Inc	308
279,115	e	Pacer International, Inc	977
9,150		Panalpina Welttransport Holding AG.	449
2,845,500		PLUS Expressways BHD	2,295
66,000	e	Senko Co Ltd	207
37,847	e	Societa Iniziative Autostradali e Servizi S.p.A.	192
12,900		Toho Real Estate Co Ltd	56
1,185,359		Toll Holdings Ltd	5,151
62,134	e	TUI AG.	332
1,392,463	e	UTI Worldwide, Inc	16,640
80,775		Wincanton PLC	190
17,900	e	Yusen Air & Sea Service Co Ltd	173
		TOTAL TRANSPORTATION SERVICES	120,144

TRUCKING AND WAREHOUSING - 0.46%
136,220	e	Arkansas Best Corp	2,591
28,200	e	ASKUL Corp	421
57,631	e	Big Yellow Group plc	157
21,579		Business Post Group PLC	78
139,936	*,e	Celadon Group, Inc	777
183,319	e	Con-way, Inc	3,287
4,430,855		Deutsche Post AG.	47,742
298,460	e	DSV AS	2,188
145,165	e	Forward Air Corp	2,356
198,000	e	Fukuyama Transporting Co Ltd	724
358,284	e	Heartland Express, Inc	5,306
64,600	e	Hitachi Transport System Ltd	617

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
526,895	e	J.B. Hunt Transport Services, Inc	$12,704
1,413,333		Kerry Properties Ltd	3,410
210,497	e	Landstar System, Inc	7,045
89,282	*	Marten Transport Ltd	1,668
35,000		Maruzen Showa Unyu Co Ltd	95
197,143	e	Mitsubishi Logistics Corp	1,902
92,000	e	Mitsui-Soko Co Ltd	356
20,360		Mullen Group Income Fund	147
77,089	e	Neopost S.A.	5,982
1,286,151		Nippon Express Co Ltd	4,002
67,000	e	Nippon Konpo Unyu Soko Co Ltd	527
2,291		Norbert Dentressangle	70
142,830	*,e	Old Dominion Freight Line	3,355
8,073	*,e	Patriot Transportation Holding, Inc	503
4,991		Piraeus Port Authority	73
118,144		Safestore Holdings plc	91
84,336	*,e	Saia, Inc	1,008
292,000	e	Sankyu, Inc	767
115,000		Seino Holdings Corp	552
35,000	e	Shibusawa Warehouse Co Ltd	163
178,000		Sumitomo Warehouse Co Ltd	687
1,220,000	*	Titan Petrochemicals Group Ltd	17
1,542,244	e	TNT NV	26,392
66,356		TransForce, Inc	179
3,302,426		United Parcel Service, Inc (Class B)	162,545
38,969	e	Universal Truckload Services, Inc	559
196		VANTEC CORP	161
237,178	e	Werner Enterprises, Inc	3,586
568,599	e	Yamato Transport Co Ltd	5,325
342,865	*,e	YRC Worldwide, Inc	1,539
		TOTAL TRUCKING AND WAREHOUSING	311,654

WATER TRANSPORTATION - 0.26%
160,458	e	Alexander & Baldwin, Inc	3,054
287,161	*,e	American Commercial Lines, Inc	910
94,245		Anek Lines S.A.	80
455		AP Moller - Maersk AS (Class A)	1,972
1,459	e	AP Moller - Maersk AS (Class B)	6,402
340,327		Aries Maritime Transport Ltd	140
2,365,217	e	Babcock & Brown Infrastructure Group	104
40,931	e	Bourbon S.A.	1,337
21,600		Camillo Eitzen & Co ASA	32
1,657,034		Carnival Corp	35,792
43,362		Carnival plc	986
384,000		CH Offshore Ltd	66
4,868,300	e	China Shipping Container Lines Co Ltd	867
1,220,000		China Shipping Development Co Ltd	1,155
210,000		Chu Kong Shipping Development	20
301,000		Chuan Hup Holdings Ltd	30
9,316		Compagnie Maritime Belge S.A.	204
3,239,375	e	COSCO Holdings	2,111
56,411	e	D/S Torm AS	431

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
108,000	e	Daiichi Chuo Kisen Kaisha	$226
196,813	e	Danaos Corp	657
195,500		Deep Sea Supply plc	203
177,120	e	DHT Maritime, Inc	680
53,000		DOF ASA	256
291,500	e	DryShips, Inc	1,484
250,132	e	Eagle Bulk Shipping, Inc	1,063
49,000	*,e	Eitzen Chemical ASA	29
38,298	e	Euronav NV	564
1,363,222		Evergreen Marine Corp Tawain Ltd	573
12,320		Exmar NV	114
470,000	e	Ezra Holdings Ltd	209
1,391		Financiere de L'Odet	249
24,300	e	Forth Ports PLC	316
150,898	e	Frontline Ltd	2,695
192,709	e	Frontline Ltd	3,351
123,493	e	Genco Shipping & Trading Ltd	1,524
230,487	e	General Maritime Corp	1,613
37,700	e	Golar LNG Ltd	129
178,701	e	Golar LNG Ltd	613
111,696	*	Gulfmark Offshore, Inc	2,665
682,422	e	Hamburger Hafen und Logistik AG.	16,864
57,294		Hanjin Shipping Co Ltd	770
231,871	e	Horizon Lines, Inc (Class A)	703
128,939	*,e	Hornbeck Offshore Services, Inc	1,965
91,800	e	Iino Kaiun Kaisha Ltd	404
4,539,500		International Container Term Services, Inc	1,127
29,948	e	International Shipholding Corp	589
21,500	e	Inui Steamship Co Ltd	130
3,922		Irish Continental Group plc	73
3,245		Israel Corp Ltd	1,001
50,892		James Fisher & Sons plc	298
362,010		Kamigumi Co Ltd	2,395
1,489,916	e	Kawasaki Kisen Kaisha Ltd	4,591
217,301	*,e	Kirby Corp	5,789
94,328	e	Knightsbridge Tankers Ltd	1,372
10,175	*	Korea Express Co Ltd	747
6,418		Korea Line Corp	271
49,332	*,e	Kuehne & Nagel International AG.	2,880
1,348,600		Malaysia International Shipping Corp BHD	3,033
7,616		Minoan Lines S.A.	33
2,452,255	e	Mitsui OSK Lines Ltd	11,916
397,057	e	Neptune Orient Lines Ltd	308
1,988,746	e	Nippon Yusen Kabushiki Kaisha	7,574
43,000		Nissin Corp	93
187,208	e	Nordic American Tanker Shipping	5,485
13,400		Odfjell ASA (B Shares)	71
253,427	*,e	Odyssey Marine Exploration, Inc	859
159,325	e	Omega Navigation Enterprises, Inc (Class A)	590
175,024		Orient Overseas International Ltd	436
90,575	e	Overseas Shipholding Group, Inc	2,053
4,540,000	e	Pacific Basin Shipping Ltd	2,068

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,376,549	e	Royal Caribbean Cruises Ltd	$11,026
128,000	e	Shinwa Kaiun Kaisha Ltd	283
209,884	e	Ship Finance International Ltd	1,378
1,096,000	e	Shun TAK Holdings Ltd	341
13,809		Smit Internationale NV	788
45,800	e	Stolt-Nielsen S.A.	349
133,740		STX Pan Ocean Co Ltd	895
60,008	*,e	TBS International Ltd (Class A)	441
168,779	e	Teekay Corp	2,403
60,836	e	Teekay Tankers Ltd (Class A)	579
151,163	*,e	Ultrapetrol Bahamas Ltd	408
882,000		U-Ming Marine Transport Corp	1,329
19,291	*	VTG AG.	154
1,043,670		Wan Hai Lines Ltd	449
16,367		Wilh Wilhelmsen ASA	175
1,302,512		Yang Ming Marine Transport	409
		TOTAL WATER TRANSPORTATION	172,801

WHOLESALE TRADE-DURABLE GOODS - 0.78%
162,561	e	Agilysys, Inc	699
240,535	e	Applied Industrial Technologies, Inc	4,058
923,565	*	Arrow Electronics, Inc	17,603
15,569		Arseus NV	116
8,200		As One Corp	133
206,040	e	Assa Abloy AB (Class B)	1,930
31,900	e	Autobacs Seven Co Ltd	901
146,900		Banpu PCL	886
209,317		Barloworld Ltd	707
243,294	e	Barnes Group, Inc	2,601
290,783	*,e	Beacon Roofing Supply, Inc	3,894
390	e	BIC CAMERA, Inc	79
16,530		Bobst Group AG.	338
895,494	e	BorgWarner, Inc	18,179
82,167	e	BSS Group plc	340
74,085		Bunzl plc	581
51,989		Canon Marketing Japan, Inc	728
51,418	*,e	Cardtronics, Inc	91
41,921		Carl Zeiss Meditec AG.	575
94,555	e	Castle (A.M.) & Co	843
524,000		Champion Technology Holdings Ltd	18
4,582,000	e	China Communications Construction Co Ltd	5,025
911,000		China High Speed Transmission Equipment Group Co Ltd	1,305
2,163,000		China National Building Material Co Ltd	3,204
59,081	*,e	Chindex International, Inc	294
2,366,000	*	CMC Magnetics Corp	446
6,823		Coltene Holding AG.	274
1,249,862	e	Compagnie de Saint-Gobain	35,071
152,828	*,e	Conceptus, Inc	1,796
27,792		Consumers' Waterheater Income Fund	147
58,161	e	Crane Group Ltd	336
30,600		Creative Technology Ltd	68
5,910		Daetwyler Holding AG.	208

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
78,000	e	Daiichi Jitsugyo Co Ltd	$189
32,425		Demag Cranes AG.	564
124,411	*,e	DemandTec, Inc	1,089
106,472	e	Derichebourg	233
2,764	e	D'ieteren S.A.	395
134,188	*,e	Digi International, Inc	1,029
1,697,693	e	Dimension Data Holdings plc	993
5,129,900		Dongfeng Motor Group Co Ltd	2,654
12,348		Doosan Corp	893
14,700	e	Doshisha Co Ltd	184
113,924	*,e	Drew Industries, Inc	989
322,679		Electrocomponents plc	580
745,462		Energy Support Corp	1,190
9,000	e	Enplas Corp	85
15,530		Eriks Group NV	423
31,686	e	Esprinet S.p.A.	190
219,297	e	Finning International, Inc	2,192
465,153		Fisher & Paykel Healthcare Corp	839
148,414	*,e	Fortescue Metals Group Ltd	263
30,516		Fourlis Holdings S.A.	279
16,050		Frigoglass S.A.	65
12,700	e	Fujitsu Business Systems Ltd	155
24,490	*	GameLoft	53
207,000		GeoVision, Inc	806
137,864		Grafton Group plc	311
143,161	e	GWA International Ltd	239
10,400		Hakuto Co Ltd	62
1,675		Hamon & CIE S.A.	44
165,286		Hampson Industries plc	215
91,588	*,e	Hansen Medical, Inc	368
133,000	e	Hanwa Co Ltd	335
24,628		Hargreaves Services plc	150
83,953		Headlam Group PLC	277
14,493	e	Hemtex AB	27
31,404	*,e	Hexpol AB (Series B)	73
37,000		Hitachi Software Engineering Co Ltd	452
89,461	e	Houston Wire & Cable Co	693
162,427		Imperial Holdings Ltd	917
10,032		IMS-Intl Metal Service	138
12,900	e	Inaba Denki Sangyo Co Ltd	285
57,700	e	Inabata & Co Ltd	147
907,866	*,e	Ingram Micro, Inc (Class A)	11,475
355,500		Inner Mongolia Yitai Coal Co	1,694
266,284	*,e	Insight Enterprises, Inc	815
171,868	*,e	Interline Brands, Inc	1,449
3,274		Interseroh AG.	122
2,225,440	e	Itochu Corp	10,747
12,400		Japan Digital Laboratory Co Ltd	102
13,300		Kaga Electronics Co Ltd	107
253,000	*	Kanematsu Corp	199
5,175		KCC Corp	1,132
171,990	*	Kia Motors Corp	1,061

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,800	e	Kimoto Co Ltd	$26
205,611		Kingspan Group plc	751
48,392	e	Kloeckner & Co AG.	478
283,483	e	Knight Transportation, Inc	4,298
18,300	e,m	Koei Co Ltd	146
31,300	e	Kuroda Electric Co Ltd	171
28,886		Lawson Products, Inc	352
3,898,585	e	Li & Fung Ltd	9,155
75,351		Lindab International AB	385
767,594	*,e	LKQ Corp	10,954
11,700		Macnica, Inc	135
86,187	*,e	MedAssets, Inc	1,228
62,400	e	MISUMI Group, Inc	748
3,139,417		Mitsubishi Corp	40,755
4,073,861	e	Mitsui & Co Ltd	40,580
34,936	e	Munters AB	100
73,626	*,e	MWI Veterinary Supply, Inc	2,097
88,956		Mytilineos Holdings S.A.	436
13,700		Nafco Co Ltd	126
13,500	e	Nagaileben Co Ltd	237
548		NET One Systems Co Ltd	719
72,000		Nippon Steel Trading Co Ltd	95
5,145,262	e	Nissan Motor Co Ltd	18,193
122,425	e	Nisshin Steel Co Ltd	204
53,672	e	Norbord, Inc	29
16,800	e	Onoken Co Ltd	124
261,217	e	Owens & Minor, Inc	8,654
5,861,000		Pan-United Corp Ltd	1,580
511,525	*,e	Patterson Cos, Inc	9,647
233,173	e	PEP Boys-Manny Moe & Jack	1,028
9,048		Phoenix Solar AG.	411
10,696,000	*	Playmates Toys Ltd	116
252,070	e	Pool Corp	3,378
313,965		Premier Farnell plc	536
358,292		Prysmian S.p.A.	3,570
334,761	*,e	PSS World Medical, Inc	4,804
3,307,034		PT Astra International Tbk	4,078
1,940,444		PT United Tractors Tbk	1,134
95,958		Rautaruukki Oyj	1,538
460,761	e	Reliance Steel & Aluminum Co	12,132
107,093	e	Rockwool International AS (B Shares)	6,514
61,367	e	Russel Metals, Inc	500
35,300		Ryosan Co Ltd	731
14,900	e	Ryoyo Electro Corp	123
273,000	e	Sagami Railway Co Ltd	1,095
140,202		Samsung Corp	4,029
13,480	*	Samsung Digital Imaging Co Ltd	286
28,800	e	Sangetsu Co Ltd	615
34,100		Sanshin Electronics Co Ltd	216
173,798	e	Schneider Electric S.A.	11,571
208,366	e	Securitas Systems AB (B Shares)	250
111,000		Seika Corp	243

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,000		Shinko Shoji Co Ltd	$124
80,000		Shinsho Corp	124
44,453	*,e	Sierra Wireless, Inc	160
141,828	*	SIG PLC	60
90,255		SIG PLC	136
2,634,826		Sime Darby BHD	4,120
938,596	e	Sims Group Ltd	10,965
207,261	e	Sims Group Ltd	2,471
72,530		SK Networks Co Ltd	412
4,055		Solar Holdings AS (B Shares)	122
310,472	*,e	Solera Holdings, Inc	7,692
83,000		Sumikin Bussan Corp	173
14,400		Sumisho Computer Systems Corp	165
4,325,433	e	Sumitomo Corp	36,837
42,000		Tamura Corp	80
157,285	*,e	Tech Data Corp	3,426
17,947,887		Test-Rite International Co	7,965
82,225	e	THK Co Ltd	1,098
216,808	e	ThyssenKrupp AG.	3,793
38,909	*,e	Titan Machinery, Inc	350
98,746	f	TMK OAO (GDR)	474
202,101	*,e	TomoTherapy, Inc	536
96,768	e	Topps Tiles plc	49
56,342		Toromont Industries Ltd	1,048
10,900	e	Trusco Nakayama Corp	129
190,458	*,e	Tyler Technologies, Inc	2,786
25,400	e	Ulvac, Inc	460
1,480,041		UMW Holdings BHD	2,131
9,676	e	Vossloh AG.	1,027
252,148	e	W.W. Grainger, Inc	17,696
9,438		Wajax Income Fund	97
51,059	e	Wavin NV	168
339,586	*,e	WESCO International, Inc	6,153
2,941,080		Wesfarmers Ltd	38,550
143,608		Wesfarmers Ltd	1,897
18,605	*	Westport Innovations, Inc	92
2,609,715	e	Wolseley plc	8,641
63,500	e	Yamazen Corp	195
222,000	e	Yuasa Trading Co Ltd	213
13,900	e	Zenrin Co Ltd	148
		TOTAL WHOLESALE TRADE-DURABLE GOODS	527,506

WHOLESALE TRADE-NONDURABLE GOODS - 0.89%
17,900	e	AarhusKarlshamn AB	222
126,582	e	ABB Grain Ltd	526
85,200		ABC-Mart, Inc	1,629
157,418	e	Aceto Corp	938
393,465		Airgas, Inc	13,303
273,202	*,e	Akorn, Inc	235
208,030		Akzo Nobel NV	7,876
24,899		Alfresa Holdings Corp	901
4,223,000	*	Alliance Global Group, Inc	136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
591,750	*,e	Alliance One International, Inc	$2,272
844,300	e	Allscripts Healthcare Solutions, Inc	8,688
105,754	e	Andersons, Inc	1,495
23,100		AOKI Holdings, Inc	206
36,392	*	ASOS plc	157
544,497		AWB Ltd	466
23,240	e	Axfood AB	427
403,108	*,e	Bare Escentuals, Inc	1,653
4,008	*	Baron de Ley	154
998,988	e	Billabong International Ltd	5,904
142,478	*,e	BMP Sunstone Corp	460
344,667	e	Brown-Forman Corp (Class B)	13,383
4,200		C Uyemura & Co Ltd	73
1,660,099		Cardinal Health, Inc	52,260
121,391	e	Casino Guichard Perrachon S.A.	7,906
86,277		Celesio AG.	1,591
134,699	*,e	Central European Distribution Corp	1,449
223,000		China Aviation Oil Singapore Corp Ltd	98
1,350,000		China BlueChemical Ltd	739
1,195,000		China Mengniu Dairy Co Ltd	1,671
79,552	*,e	Clearwater Paper Corp	639
59,984	*,e	Core-Mark Holding Co, Inc	1,093
150,793	e	Dairy Crest Group plc	570
2,368,000		Dalian Port PDA Co Ltd	764
72,882		Danisco AS	2,181
12,718		DC Chemical Co Ltd	1,843
2,407,782	*	Dean Foods Co	43,533
4,599		Delek Group Ltd	388
284,500	e	Dickson Concepts International Ltd	75
16,127	e	East Asiatic Co Ltd A.S.	456
1,955		Emmi AG.	173
389,688		Empresas COPEC S.A.	3,477
919,623	*	Endo Pharmaceuticals Holdings, Inc	16,259
676,911	*,e	Ercros S.A.	117
1,399,041		Esprit Holdings Ltd	7,130
90,747		Findel plc	99
1,664,000		First Pacific Co	571
5,533,633		Foster's Group Ltd	19,470
242,267	*,e	Fresh Del Monte Produce, Inc	3,978
68,000	*,e	Fujiya Co Ltd	83
443,200		Fyffes plc	121
4,972		Galenica AG.	1,436
3,164,575		Gazprom (ADR)	46,994
145,774	*,e	Gildan Activewear, Inc	1,186
41,543	*,e	GrainCorp Ltd	185
85,129	*,e	Green Mountain Coffee Roasters, Inc	4,086
216,610	*,e	Hain Celestial Group, Inc	3,085
67,632		Hanwha Corp	1,442
297,262	*,e	Henry Schein, Inc	11,893
1,318,470		Herbalife Ltd	19,751
7,155		IC Companys AS	83
6,701	*,b,e	Idearc, Inc	-	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,472,700		IRPC PCL	$505
6,600		Itochu-Shokuhin Co Ltd	233
54,000	e	Japan Pulp & Paper Co Ltd	152
362,955		JBS S.A.	821
23,100		Kato Sangyo Co Ltd	335
56,049	e	Kenneth Cole Productions, Inc (Class A)	358
121,536	e	Kikkoman Corp	1,009
37,100	e	Kobayashi Pharmaceutical Co Ltd	1,218
25,522	e	Koninklijke Vopak NV	1,022
143,902	e	K-Swiss, Inc (Class A)	1,229
145,824		KT&G Corp	8,023
11,645		Laboratorios Farmaceuticos Rovi S.A	65
2,481		LDC	189
64,246	m	LG Chem Ltd	4,067
104,496	*,e	LSB Industries, Inc	1,033
25,411		MARR S.p.A.	172
4,026,920	e	Marubeni Corp	12,408
247,265		Massmart Holdings Ltd	1,817
19,676	*,e	Maui Land & Pineapple Co, Inc	167
288,033	e	Men's Wearhouse, Inc	4,361
979,403		Metcash Ltd	2,765
312,573		Metro, Inc	9,396
802,300	*,e	Mexichem SAB de C.V.	560
189,534	e	Myers Industries, Inc	1,164
149,000		Nagase & Co Ltd	1,146
76,061	e	Nash Finch Co	2,137
1,106,596		Nippon Oil Corp	5,444
5,224,436		Noble Group Ltd	4,088
266,446		Nu Skin Enterprises, Inc (Class A)	2,795
85,918	*,e	Perry Ellis International, Inc	297
3,460		Pescanova S.A.	120
416,100		Petronas Dagangan BHD	902
16,130	e	Point, Inc	728
544,000		Prime Success International Group Ltd	117
94,000	*	Pronova BioPharma AS	250
1,942,500		PT Unilever Indonesia Tbk	1,336
11,225		Rubis	652
7,300		Ryoshoku Ltd	166
20,300	e	Sakata Seed Corp	266
62,100		San-A Co Ltd	1,728
57,000		San-Ai Oil Co Ltd	218
42,709		Sarantis S.A.	149
19,212	*,e	Schiff Nutrition International, Inc	86
113,358	*,e	School Specialty, Inc	1,994
2,164		Schweizerhall Holding AG.	291
961,160	e	Sigma Pharmaceuticals Ltd	708
26,825		Sligro Food Group NV	609
9,008,009		Sojitz Holdings Corp	10,647
154,689	e	Spartan Stores, Inc	2,384
18,317		Sprider Stores S.A.	22
45,797	*	Super De Boer	152
135,734		Suzano Papel e Celulose S.A.	614

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
118,804	e	Suzuken Co Ltd	$3,091
93,987	e	Symrise AG.	1,113
54,806	*,e	Synutra International, Inc	450
3,068,242	e	Sysco Corp	69,956
834,230	e	Terra Industries, Inc	23,434
210,711		Tiger Brands Ltd	3,011
29,200	e	Toho Pharmaceutical Co Ltd	279
25,000		Tokai Corp	91
218,490	*,e	Tractor Supply Co	7,879
314,800		Tsingtao Brewery Co Ltd	682
2,782,231	e	Unilever NV	54,893
312,000		Unilever NV	6,115
3,644,437		Uni-President Enterprises Corp	2,955
209,945		United Drug PLC	416
242,836	*,e	United Natural Foods, Inc	4,607
134,173	*,e	United Stationers, Inc	3,768
19,210	e	Valhi, Inc	180
4,770		VAN DE Velde	145
3,556	e	Vilmorin & Cie	330
486,106		Vina Concha Y Toro S.A.	809
235,088	*	Viterra, Inc	1,637
91,203	*,e	Volcom, Inc	885
16,400	*,e	Wimm-Bill-Dann Foods OJSC (ADR)	521
24,000		Yokohama Reito Co Ltd	140
108,011	e	Zep, Inc	1,105
92,772	*,e	Zhongpin, Inc	823
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	602,409

		TOTAL COMMON STOCKS	67,111,119
		(Cost $96,800,919)

RIGHTS / WARRANTS - 0.02%
BUSINESS SERVICES - 0.00% **
70,942	*,m	IBA Health Group Ltd	3
		TOTAL BUSINESS SERVICES	3

CHEMICALS AND ALLIED PRODUCTS - 0.00% **
1,155	e,m	Dov Pharmaceutical, Inc	-	^
91,423	m	Dov Pharmaceutical, Inc	-	^
		TOTAL CHEMICALS AND ALLIED PRODUCTS	-	^

DEPOSITORY INSTITUTIONS - 0.02%
71,182	*,e	Banco Espirito Santo S.A.	113
2,379,809	*,e,m	Fortis	-	^
5,820,996	*	HSBC Holdings plc	11,776
1,034,167	*,m	Malayan Banking Bhd	318
13,138,180	*,e	Nordea Bank AB	1,503
15,293,636	*,m	Royal Bank of Scotland Group plc	-	^
		TOTAL DEPOSITORY INSTITUTIONS	13,710

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
EATING AND DRINKING PLACES - 0.00% **
23,136	m	Krispy Kreme Doughnuts, Inc	$-	^
		TOTAL EATING AND DRINKING PLACES	-	^

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.00% **
6	m	GreenHunter Energy, Inc	-	^
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	-	^

FABRICATED METAL PRODUCTS - 0.00% **
180,753	m	Goodpack Ltd (Expires 7/16/09)	1
492,000	*,m	Singamas Container Holdings Ltd	7
		TOTAL FABRICATED METAL PRODUCTS	8

HOLDING AND OTHER INVESTMENT OFFICES - 0.00% **
5,745		Athris Holding AG.	43
133,045		IJM Land BHD	7
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	50

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.00% **
283,631		Tat Hong Holdings Ltd	7
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7

INSURANCE CARRIERS - 0.00% **
173,631	*	Beazley Group plc	-	^
		TOTAL INSURANCE CARRIERS	-	^

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.00% **
2,144,971	m	Playmates Holdings Ltd	-	^
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	-	^

NONDEPOSITORY INSTITUTIONS - 0.00% **
449,858		Heckmann Corp	342
		TOTAL NONDEPOSITORY INSTITUTIONS	342

PAPER AND ALLIED PRODUCTS - 0.00% **
98,205	*,m	Votorantim Celulose e Papel S.A.	-	^
		TOTAL PAPER AND ALLIED PRODUCTS	-	^

PRIMARY METAL INDUSTRIES - 0.00% **
346,000	m	DOWA HOLDINGS CO LTD	3
		TOTAL PRIMARY METAL INDUSTRIES	3

REAL ESTATE - 0.00% **
553,875		SP Setia BHD	40
		TOTAL REAL ESTATE	40

STONE, CLAY, AND GLASS PRODUCTS - 0.00% **
11,228	*	CRH plc	244
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	244

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)
TRANSPORTATION BY AIR - 0.00% **
689,640	*,e	SAS AB			$59
		TOTAL TRANSPORTATION BY AIR			59

WATER TRANSPORTATION - 0.00% **
930,000		Global Ship Lease, Inc			65
		TOTAL WATER TRANSPORTATION			65

		TOTAL RIGHTS / WARRANTS			14,531
		(Cost $6,017)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 14.93%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.41%
$ 33,455,000		Federal Home Loan Bank (FHLB)	0.000%	05/13/09	33,448
8,480,000		FHLB	0.000	05/05/09	8,479
16,900,000		FHLB	0.000	05/15/09	16,896
19,880,000		FHLB	0.000	05/18/09	19,876
50,000,000		FHLB	0.000	06/12/09	49,981
26,600,000		FHLB	0.000	06/18/09	26,589
64,610,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	06/15/09	64,584
7,000,000		FHLMC	0.000	07/06/09	6,996
20,000,000		FHLMC	0.000	07/21/09	19,987
10,000,000		Federal National Mortgage Association (FNMA)	0.000	04/13/09	10,000
15,450,000		FNMA	0.000	04/30/09	15,450
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			272,286
		(Cost $272,244)

U.S. TREASURY BILLS - 0.38%
29,100,000		United States Treasury Bill	0.000	09/03/09	29,056
229,000,000		United States Treasury Bill	0.000	09/24/09	228,580
		TOTAL U.S. TREASURY BILLS			257,636
		(Cost $257,658)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 14.14%

REPURCHASE AGREEMENTS - 7.09%
400,000,000		Barclays Capital			400,000
800,000,000		Barclays Capital			800,000
200,000,000		Barclays Capital			200,000
700,000,000		Bank of America NA			700,000
150,000,000		BNP Paribas			150,000
50,000,000		BNP Paribas			50,000
163,000,000		Deutsche Bank			163,000
1,000,000,000		Goldman Sachs			1,000,000
100,000,000		JP Morgan Chase & C0			100,000
435,000,000		Merrill Lynch			435,000
94,387,000		Salomon Bros.			94,387
615,000,000		UBS AG.			615,000
66,000,000		UBS AG.			66,000
		TOTAL REPURCHASE AGREEMENTS			4,773,387

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL	ISSUER	VALUE (000)

VARIABLE NOTES - 4.60%
$ 85,000,000	American Express Credit Account Master Trust	$79,441
24,940,000	American Express Credit Account Master Trust	24,651
58,000,000	American Express Credit Account Master Trust	50,883
82,000,000	American Express Credit Account Master Trust	76,742
85,000,000	BA Credit Card Trust	81,076
64,000,000	BA Credit Card Trust	60,037
170,000,000	Bank of America NA	158,487
25,000,000	Bank One Issuance Trust	23,329
43,525,000	Capital One Multi-Asset Execution Trust	39,376
170,000,000	Capital One Multi-Asset Execution Trust	162,024
14,000,000	Capital One Multi-Asset Execution Trust	13,983
32,000,000	Chase Issuance Trust	30,436
51,000,000	Chase Issuance Trust	45,613
102,000,000	Chase Issuance Trust	100,971
17,000,000	Chase Issuance Trust	16,122
110,000,000	Citibank Credit Card Issuance Trust	99,320
78,000,000	Citibank Credit Card Issuance Trust	77,808
85,000,000	Citigroup Funding, Inc	76,297
43,000,000	Discover Card Master Trust	41,851
65,000,000	Discover Card Master Trust	63,361
16,000,000	Discover Card Master Trust	15,472
8,000,000	Discover Card Master Trust	7,623
16,000,000	Discover Card Master Trust	15,451
102,000,000	Discover Card Master Trust	94,010
68,000,000	Discover Card Master Trust	63,067
39,000,000	GE Equipment Midticket LLC	36,033
110,000,000	General Electric Capital Corp	94,042
50,000,000	General Electric Capital Corp	48,736
21,000,000	General Electric Capital Corp	20,396
17,000,000	General Electric Capital Corp	14,628
20,600,000	General Electric Capital Corp	18,533
34,777,178	Granite Master Issuer	23,687
27,498,233	Granite Master Issuer	18,586
128,000,000	JP Morgan Chase & Co	124,737
100,000,000	JP Morgan Chase & Co	99,701
14,073,814	Medallion Trust	13,331
73,000,000	Nelnet Student Loan Trust	71,334
10,441,884	Nelnet Student Loan Trust	10,396
45,000,000	Nelnet Student Loan Trust	44,411
118,000,000	Permanent Financing plc	112,377
135,000,000	Permanent Financing plc	118,022
35,584,900	Puma Financing Ltd	28,557
100,000,000	Rabobank Nederland NV	98,788
53,000,000	SLM Student Loan Trust	52,412
43,000,000	SLM Student Loan Trust	41,183
170,000,000	SLM Student Loan Trust	148,905
55,000,000	Wachovia Corp	54,580
69,800,000	Wachovia Student Loan Trust	67,833

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL	ISSUER	VALUE (000)
$ 42,000,000	Wells Fargo & Co	$41,598
35,548,397	World Omni Auto Receivables Trust	35,284
	TOTAL Variable Notes	3,103,866

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.45%
435,000,000	Federal Home Loan Bank (FHLB)	434,796
440,000,000	Federal National Mortgage Association (FNMA)	439,807
780,000,000	FNMA	779,682
	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,654,285

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	9,531,538
	(Cost $9,728,348)

	TOTAL SHORT-TERM INVESTMENTS	10,061,460
	(Cost $10,258,250)

	TOTAL PORTFOLIO - 114.55%	77,191,121
	(Cost $107,079,686)

	OTHER ASSETS AND LIABILITIES, NET - (14.55)%	(9,804,580)

	NET ASSETS - 100.00%	$67,386,541

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Corporation
plc	Public Limited Company
SICAV	Societe d'Investissement A Capital Variable
SPDR	Standard & Poor's Depository Receipts

*	Non-income producing
**	Percentage represents less than 0.01%
^	Amount represents less than $1,000.
a	Affiliated Holding.
b	In bankruptcy
e	All or a portion of these securities are out on loan.
f	Restricted security
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

At March 31, 2009, the net unrealized depreciation on investment was $(29,888,563,899), consisting of gross unrealized appreciation of $1,624,623,125 and gross unrealized depreciation of $(31,513,187,024).

Companies in which the Account held 5% or more of the outstanding voting shares are considered "affiliated companies" of the Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES -STOCK ACCOUNT
JANUARY 1, 2009 - MARCH 31, 2009

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2008	Cost	Proceeds	Gain/(Loss)	Income	Expense	March 31, 2009	March 31, 2009

Daishin Securities Co	$2,270,222	$-	$-	$-	$-	$-	*	$-
Digital Garage, Inc	11,172,938	-	331,961	(643,971)	-	(22,058)	12,030	7,936,142
First NIS Regional Fund SICAV	15,984	-	-	-	-	-	1,598,400	15,984
Information Development Co	2,363,181	-	-	-	83,323	5,833	431,900	2,268,909
Intelligent Wave, Inc	2,594,875	-	-	-	-	-	15,915	2,090,165
MPM Bioventures II	9,918,210	-	-	-	-	-	21,967,242	9,417,357
Skyline Venture Partners	2,017,722	-	-	-	-	-	4,216,676	1,159,249
The Game Group	**	1,226,969	-	-	-	-	17,364,608	37,560,277

		$1,226,969	$331,961	$(643,971)	$83,323	$(16,225)		$60,448,083

*	Not an Affiliate as of March 31, 2009
**	Not an Affiliate as of December 31, 2008

COLLEGE RETIREMENT EQUITIES FUND - Stock Account
STOCK ACCOUNT
Summary of Market Values by Country (unaudited)
March 31, 2009
		% OF TOTAL
COUNTRY	VALUE	PORTFOLIO
DOMESTIC
UNITED STATES	$58,763,480,990	76.33%
TOTAL DOMESTIC	58,763,480,990	76.33

FOREIGN
ARGENTINA	5,253,957	0.00
AUSTRALIA	784,681,547	1.02
AUSTRIA	87,723,594	0.11
BELGIUM	100,844,723	0.13
BERMUDA	39,812,888	0.05
BRAZIL	396,564,705	0.52
CAMBODIA	710,052	0.00
CANADA	1,331,276,830	1.73
CAYMAN ISLANDS	871,071	0.00
CHILE	32,271,861	0.04
CHINA	491,400,285	0.64
COLOMBIA	11,153,482	0.01
CZECH REPUBLIC	17,075,079	0.02
DENMARK	80,027,691	0.10
EGYPT	12,556,131	0.02
FINLAND	166,182,751	0.22
FRANCE	1,411,270,780	1.83
GERMANY	1,294,469,206	1.68
GIBRALTAR	368,654	0.00
GREECE	74,919,797	0.10
GUERNSEY, C.I.	15,951,782	0.02
HONG KONG	279,230,149	0.36
HUNGARY	8,625,286	0.01
INDIA	156,717,499	0.20
INDONESIA	33,885,658	0.04
IRELAND	62,887,992	0.08
ISRAEL	241,800,765	0.32
ITALY	291,612,394	0.38
JAPAN	3,366,654,137	4.37
JERSEY, C.I.	352,797	0.00
KAZAKHSTAN	1,523,323	0.00
KOREA, REPUBLIC OF	297,272,531	0.39
LIECHTENSTEIN	634,487	0.00
LUXEMBOURG	24,929,142	0.03
MACAU	2,362,141	0.00
MALAYSIA	88,451,348	0.12
MARSHALL ISLANDS	2,401,725	0.00
MEXICO	96,919,518	0.13
MOROCCO	8,925,694	0.01
NETHERLANDS	526,326,455	0.68
NETHERLANDS ANTILLES	2,410,767	0.00
NEW ZEALAND	19,967,930	0.03
NORWAY	60,489,798	0.08
PANAMA	12,006,281	0.02
PERU	10,757,807	0.01
PHILIPPINES	18,895,424	0.03
POLAND	23,833,571	0.03
PORTUGAL	19,242,778	0.03
PUERTO RICO	350,412	0.00
RUSSIA	129,207,644	0.17
SINGAPORE	179,193,855	0.23
SOUTH AFRICA	188,057,616	0.25
SPAIN	455,408,994	0.59
SWEDEN	194,548,102	0.25
SWITZERLAND	1,692,838,651	2.20
TAIWAN	320,743,758	0.42
THAILAND	36,086,879	0.05
TURKEY	27,455,645	0.04
UNITED KINGDOM	2,989,244,611	3.88
TOTAL FOREIGN	18,227,640,430	23.67
TOTAL PORTFOLIO	$76,991,121,420	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.59%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.00%**
8,427		Bureau Veritas S.A.	$319
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	319

AMUSEMENT AND RECREATION SERVICES - 0.72%
31,345		Aristocrat Leisure Ltd	74
4,739,000	*	Galaxy Entertainment Group Ltd	734
126,683		Ladbrokes plc	333
13,250	e	Lottomatica S.p.A.	218
364,131	*,e	Melco PBL Entertainment Macau Ltd (ADR)	1,194
10,582,000		NagaCorp Ltd	956
146,619		Nintendo Co Ltd	42,141
144,478		OPAP S.A.	3,805
5,101	e	Oriental Land Co Ltd	324
257,544	e	Sega Sammy Holdings, Inc	2,245
49,402		Sky City Entertainment Group Ltd	79
44,356	e	TABCORP Holdings Ltd	200
576,500		Tanjong plc	2,182
109,001	e	Tattersall's Ltd	210
1,125	*	Ticketmaster	4
346,041		Walt Disney Co	6,284
10,021	e	William Hill plc	25
		TOTAL AMUSEMENT AND RECREATION SERVICES	61,008

APPAREL AND ACCESSORY STORES - 0.75%
34,000	e	Abercrombie & Fitch Co (Class A)	809
88,874	*,e	Aeropostale, Inc	2,360
38,857		American Eagle Outfitters, Inc	476
82,376	e	Burberry Group plc	333
17,194		Fast Retailing Co Ltd	1,940
643,713		Gap, Inc	8,362
271,534		Hennes & Mauritz AB (B Shares)	10,208
45,737		Inditex S.A.	1,783
185,422	*,e	Kohl's Corp	7,847
701,280	e	Limited Brands, Inc	6,101
32,560	e	Nordstrom, Inc	545
86,210	e	Ross Stores, Inc	3,093
1,211,868	*,e	Urban Outfitters, Inc	19,840
		TOTAL APPAREL AND ACCESSORY STORES	63,697

APPAREL AND OTHER TEXTILE PRODUCTS - 0.13%
2,314,000		Anta Sports Products Ltd	1,523
28,000		C C Land Holdings Ltd	6
12,361	e	Hermes International	1,438

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
14,152	e	Onward Kashiyama Co Ltd	$92
34,376	e	Polo Ralph Lauren Corp (Class A)	1,452
2,426		Shimamura Co Ltd	129
118,803	e	VF Corp	6,785
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	11,425

AUTO REPAIR, SERVICES AND PARKING - 0.10%
4,100	*,e	Hertz Global Holdings, Inc	16
42,250		Ryder System, Inc	1,196
391,819		Standard Chartered plc	4,871
184,313		Standard Chartered plc	2,229
		TOTAL AUTO REPAIR, SERVICES AND PARKING	8,312

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
48,499		Advance Auto Parts	1,992
11,288	*,e	Autonation, Inc	157
25,779	*,e	Autozone, Inc	4,192
32,907	e	Canadian Tire Corp Ltd	1,143
44,889	*,e	Carmax, Inc	558
12,681	e	Inchcape plc	14
16,339	*,e	O'Reilly Automotive, Inc	573
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	8,629

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.39%
25,490	e	Fastenal Co	820
691,515		Home Depot, Inc	16,292
466,895	e	Kingfisher plc	1,003
816,498		Lowe's Cos, Inc	14,901
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	33,016

BUSINESS SERVICES - 4.98%
115,771	*	Activision Blizzard, Inc	1,211
24,408		Adecco S.A.	763
380,023	*	Adobe Systems, Inc	8,129
83,662	*	Affiliated Computer Services, Inc (Class A)	4,007
40,027	*,e	Akamai Technologies, Inc	777
42,797	*,e	Alliance Data Systems Corp	1,581
13,499	e	Atos Origin S.A.	347
75,387	*	Autodesk, Inc	1,267
228,201		Automatic Data Processing, Inc	8,024
1,589,949	*	Autonomy Corp plc	29,771
111,620	*	BMC Software, Inc	3,683
106,726		CA, Inc	1,879
27,000	*,e	CACI International, Inc (Class A)	985
7,819	*,e	Cadence Design Systems, Inc	33
119,300	e	Capcom Co Ltd	2,104
420,403	*	CGI Group, Inc	3,394
45,874	*,e	Citrix Systems, Inc	1,039
41,822	*	Cognizant Technology Solutions Corp (Class A)	869
259,686	*	Computer Sciences Corp	9,567
39,936	e	Computershare Ltd	244
220,950	*	Compuware Corp	1,456

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,708	e	CSK Holdings Corp	$4
71,122	e	Ctrip.com International Ltd (ADR)	1,949
10,471	e	Dassault Systemes S.A.	407
32	e	Dena Co Ltd	104
19,100	e	Dentsu, Inc	289
5,287	*,e	DST Systems, Inc	183
126,567	*	DynCorp International, Inc (Class A)	1,687
377,771	*	eBay, Inc	4,745
62,306	*	Electronic Arts, Inc	1,133
33,477		Equifax, Inc	819
55,041	*	Expedia, Inc	500
221,356		Experian Group Ltd	1,387
26,684		Fidelity National Information Services, Inc	486
22,870	*	Fiserv, Inc	834
949,406		Fujitsu Ltd	3,501
19,669	e	Gestevision Telecinco S.A.	136
138,121	*	Google, Inc (Class A)	48,074
233,596		Group 4 Securicor plc	650
2,565	e	Hakuhodo DY Holdings, Inc	109
275,939		Hays plc	288
55,733		IMS Health, Inc	695
20,361		Indra Sistemas S.A.	393
572,013	*,e	Interpublic Group of Cos, Inc	2,357
87,173	*,e	Intuit, Inc	2,354
37,267	*,e	Iron Mountain, Inc	826
13,415	e	JC Decaux S.A.	152
34,659		JSR Corp	401
103,102	*,e	Juniper Networks, Inc	1,553
9,688	e	Konami Corp	145
2,137	*,e	Lamar Advertising Co (Class A)	21
1,073,658	e	LogicaCMG plc	982
46,723	e	Manpower, Inc	1,473
25,741	e	Mastercard, Inc (Class A)	4,311
153,622	*,e	McAfee, Inc	5,146
3,693,961		Microsoft Corp	67,858
6,360	e	Mitsubishi UFJ Lease & Finance Co Ltd	132
9,224	*,e	Monster Worldwide, Inc	75
69,916	e	Moody's Corp	1,602
84,567	*	NCR Corp	672
168,328	e	NEC Corp	449
120,177	*,e	Netease.com (ADR)	3,227
28,809	*,e	NetFlix, Inc	1,236
9,710	e	Nomura Research Institute Ltd	150
240,294	*	Novell, Inc	1,024
977	e	NTT Data Corp	2,637
767	e	Obic Co Ltd	95
151,862		Omnicom Group, Inc	3,554
2,577,906	*	Oracle Corp	46,583
3,203	e	Oracle Corp Japan	120
1,700	e	Otsuka Corp	63
2,178	e	Promotora de Informaciones S.A.	6
60,000		Prosegur Cia de Seguridad S.A.	1,617

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
25,577	e	Publicis Groupe S.A.	$657
6,700	e	Rakuten, Inc	3,195
21,761	e	Randstad Holdings NV	369
42,931	e	Ritchie Bros Auctioneers, Inc	809
28,910	e	Robert Half International, Inc	515
239,765		Sage Group plc	582
108,338	*,e	Salesforce.com, Inc	3,546
538,853	e	SAP AG.	19,101
90,913	e	Secom Co Ltd	3,334
72,610	e	Securitas AB (B Shares)	530
3,626	e	SGS S.A.	3,807
4,230		Societe Des Autoroutes Paris-Rhin-Rhone	270
359,910	e	Softbank Corp	4,567
33,749	*,e	Sohu.com, Inc	1,394
1,086	e	So-net Entertainment Corp	2,037
7,100		Square Enix Co Ltd	133
759,449	*	Sun Microsystems, Inc	5,559
547,781	*	Symantec Corp	8,184
28,524	*	Synopsys, Inc	591
922,576	*,e	Temenos Group AG.	9,969
393,200		Tencent Holdings Ltd	2,912
69,249		Total System Services, Inc	956
9,851	e	Trend Micro, Inc	276
26,101	e	United Internet AG.	218
2,702	e	USS Co Ltd	117
7,000		Venture Corp Ltd	23
52,709	*,e	VeriSign, Inc	995
317,150	e	Visa, Inc (Class A)	17,634
24,614	*,e	VMware, Inc (Class A)	581
2,372,477		WPP plc	13,370
11,592	e	Yahoo! Japan Corp	3,030
1,116,213	*	Yahoo!, Inc	14,299
		TOTAL BUSINESS SERVICES	423,884

CHEMICALS AND ALLIED PRODUCTS - 12.95%
1,146,517		Abbott Laboratories	54,689
23,031	*	Actelion Ltd	1,051
87,737	e	Agrium, Inc	3,179
178,032		Air Liquide	14,486
131,182		Air Products & Chemicals, Inc	7,379
192,000	e	Air Water, Inc	1,672
506,269	*	Amgen, Inc	25,070
118,093		Asahi Kasei Corp	424
120,083		Astellas Pharma, Inc	3,664
519,211	e	AstraZeneca plc	18,260
94,681	e	AstraZeneca plc (ADR)	3,356
18,795	e	Avery Dennison Corp	420
1,884,321		Avon Products, Inc	36,235
468,762	e	BASF AG.	14,194
24,229	e	Beiersdorf AG.	1,088
91,562	*	Biogen Idec, Inc	4,800
62,339	e	Biovail Corp	678

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
810,186		Bristol-Myers Squibb Co	$17,759
187,376		Celanese Corp (Series A)	2,505
125,284	*	Celgene Corp	5,563
20,292	*,e	Cephalon, Inc	1,382
71,790		CF Industries Holdings, Inc	5,106
13,993	*,e	Charles River Laboratories International, Inc	381
147,000	*,e	Chattem, Inc	8,239
10,618		Christian Dior S.A.	582
150,158	e	Chugai Pharmaceutical Co Ltd	2,518
28,025	e	Church & Dwight Co, Inc	1,464
41,640	e	Clorox Co	2,144
242,114		Colgate-Palmolive Co	14,280
359,172		CSL Ltd	8,114
228,000		Cytec Industries, Inc	3,425
29,630		Daicel Chemical Industries Ltd	106
69,379		Daiichi Sankyo Co Ltd	1,155
66,010		Dainippon Ink and Chemicals, Inc	96
17,000	e	Dainippon Sumitomo Pharma Co Ltd	140
538,226		Dow Chemical Co	4,537
26,522	e	DSM NV	698
350,291		Du Pont (E.I.) de Nemours & Co	7,822
18,227	e	Eastman Chemical Co	488
155,077		Ecolab, Inc	5,386
24,770	e	Eisai Co Ltd	721
75,428	*	Elan Corp plc	529
20,466	*,e	Elan Corp plc (ADR)	136
327,369		Eli Lilly & Co	10,937
1,075	e	Eramet	236
14,688	e	Estee Lauder Cos (Class A)	362
59,544		FMC Corp	2,569
118,450	*	Forest Laboratories, Inc	2,601
121,923	*	Genzyme Corp	7,241
738,512	*	Gilead Sciences, Inc	34,208
1,272		Givaudan S.A.	659
1,766,046		GlaxoSmithKline plc	27,557
144,900	e	Grifols S.A.	2,089
1		H.B. Fuller Co	-	^
27,953		Henkel KGaA	706
35,293	e	Henkel KGaA	960
6,400	e	Hisamitsu Pharmaceutical Co, Inc	197
60,905	*,e	Hospira, Inc	1,880
4,400	e	Huntsman Corp	14
1,355,810		Incitec Pivot Ltd	1,999
9,976		International Flavors & Fragrances, Inc	304
119,722	*,e	Invitrogen Corp	3,889
147,200		Ipsen	5,670
1,182,601		Johnson & Johnson	62,205
24,480	e	Kansai Paint Co Ltd	135
229,757		Kao Corp	4,454
120,000	*	King Pharmaceuticals, Inc	848
54,570		Kingboard Chemical Holdings Ltd	112
103,800	e	Kose Corp	1,917

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
343,587	e	Kuraray Co Ltd	$2,898
23,816	e	Kyowa Hakko Kogyo Co Ltd	199
30,008	e	Linde AG.	2,040
39,050	e	Lonza Group AG.	3,859
48,324	e	L'Oreal S.A.	3,326
93,742		Lupin Ltd	1,265
216,312	e	Mediceo Paltac Holdings Co Ltd	2,297
730,580		Merck & Co, Inc	19,543
13,425	e	Merck KGaA	1,187
41,002		Methanex Corp	320
124,494	e	Mitsubishi Chemical Holdings Corp	423
42,445		Mitsubishi Gas Chemical Co, Inc	180
643,806		Monsanto Co	53,500
160,212		Mosaic Co	6,726
490,324	*,e	Mylan Laboratories, Inc	6,575
70,200	e	Nichi-iko Pharmaceutical Co Ltd	1,972
15,455	e	Nissan Chemical Industries Ltd	128
2,300		NOVA Chemicals Corp	13
1,971,430		Novartis AG.	74,611
56,863		Novartis AG. (ADR)	2,151
93,578		Novo Nordisk AS (Class B)	4,482
10,427	e	Novozymes AS (B Shares)	753
210,658	e	Nufarm Ltd	1,655
9,300		Ono Pharmaceutical Co Ltd	405
17,951		Orion Oyj (Class B)	260
26,900	*	Pactiv Corp	392
71,659	e	Perrigo Co	1,779
2,624,818		Pfizer, Inc	35,750
145,792	*,e	Potash Corp of Saskatchewan	11,789
136,827		PPG Industries, Inc	5,049
105,601		Praxair, Inc	7,106
939,680		Procter & Gamble Co	44,250
596,868		PTT Chemical PCL	488
681,388	e	Reckitt Benckiser Group plc	25,606
564,036		Roche Holding AG.	77,398
31,119		Rohm & Haas Co	2,453
246,749	e	Sanofi-Aventis	13,893
8,165	e	Santen Pharmaceutical Co Ltd	226
1,342,873		Schering-Plough Corp	31,625
153,843	*,e	Sepracor, Inc	2,255
50,686	e	Sherwin-Williams Co	2,634
177,347		Shin-Etsu Chemical Co Ltd	8,546
30,073	e	Shionogi & Co Ltd	512
818,774		Shire Ltd	10,139
32,148	e	Shiseido Co Ltd	466
129,826	e	Showa Denko KK	159
71,230	e	Sigma-Aldrich Corp	2,692
3,655,585	e	Sinochem Hong Kong Holding Ltd	1,608
11,996		Solvay S.A.	841
50,000	e	Stada Arzneimittel AG.	818
153,982	e	Sumitomo Chemical Co Ltd	518
79,089		Sun Pharmaceuticals Industries Ltd	1,733

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
51,766		Syngenta AG.	$10,432
14,154		Taisho Pharmaceutical Co Ltd	261
747,000		Taiwan Fertilizer Co Ltd	1,531
30,897	e	Taiyo Nippon Sanso Corp	200
302,897		Takeda Pharmaceutical Co Ltd	10,404
21,895		Tanabe Seiyaku Co Ltd	215
1,499,608		Teva Pharmaceutical Industries Ltd (ADR)	67,557
357,689	*,e	Theravance, Inc	6,081
576,500	e	Tokai Carbon Co Ltd	2,295
23,693	e	Tokuyama Corp	150
130,521	e	Toray Industries, Inc	521
54,647	e	Tosoh Corp	103
97,800	e	Tsumura & Co	2,519
96,260		UBE Industries Ltd	173
20,522	e	UCB S.A.	605
28,611	*,e	Vertex Pharmaceuticals, Inc	822
3,419		Wacker Chemie AG.	284
11,953	*,e	Warner Chilcott Ltd (Class A)	126
64,964	*,e	Watson Pharmaceuticals, Inc	2,021
1,248,974		Wyeth	53,756
42,147	e	Yara International ASA	924
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,102,143

COAL MINING - 0.16%
16,078	*	Alpha Natural Resources, Inc	285
29,422	e	Arch Coal, Inc	393
835,056	e	Centennial Coal Co Ltd	1,167
8,049,847	e	China Coal Energy Co	5,941
34,765		Consol Energy, Inc	877
368,969	e	Gloucester Coal Ltd	1,298
149,638		Peabody Energy Corp	3,748
		TOTAL COAL MINING	13,709

COMMUNICATIONS - 5.60%
653,089		Advanced Info Service PCL	1,524
115,882	*	American Tower Corp (Class A)	3,526
2,683,324		AT&T, Inc	67,620
112,187		BCE, Inc	2,235
33,941		Belgacom S.A.	1,064
59,451	e	Brasil Telecom Participacoes S.A. (ADR)	2,147
360,000		Brasil Telecom S.A.	2,002
243,805	e	British Sky Broadcasting plc	1,516
16,507,142	e	BT Group plc	18,522
494,241		Cable & Wireless plc	989
44,482	e	Cablevision Systems Corp (Class A)	576
86,226	e	Carphone Warehouse Group plc	155
114,806	e	CBS Corp (Class B)	441
11,130	e	CenturyTel, Inc	313
238,000		China Mobile Hong Kong Ltd	2,073
1,450,273		Chunghwa Telecom Co Ltd	2,647
2,101,723		Comcast Corp (Class A)	28,668
143,633		Comcast Corp (Special Class A)	1,849

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
103,766	*,e	Crown Castle International Corp	$2,118
2,232,153	e	Deutsche Telekom AG.	27,729
494,794	*,e	DIRECTV Group, Inc	11,276
351,810	*,e	DISH Network Corp (Class A)	3,909
28,273	e	Elisa Oyj (Series A)	413
54,555		Embarq Corp	2,065
18,151		Eutelsat Communications	386
733,592	e	France Telecom S.A.	16,715
55		Fuji Television Network, Inc	61
116,470		Globe Telecom, Inc	2,012
384,955		Hellenic Telecommunications Organization S.A.	5,749
2,868	e	Hikari Tsushin, Inc	53
161,195	e	Hutchison Telecommunications International Ltd	50
102,825	*,e	IAC/InterActiveCorp	1,566
3,168	e	Iliad Sa	295
694,859		ITV plc	189
216		Jupiter Telecommunications Co	144
1,935		KDDI Corp	9,031
315,927	*,e	Level 3 Communications, Inc	291
30,051	*,e	Liberty Global, Inc (Class A)	438
22,984	*,e	Liberty Global, Inc (Series C)	325
143,590	*	Liberty Media Corp - Entertainment (Series A)	2,865
114,710	*,e	Liberty Media Holding Corp (Interactive A)	333
13,079	e	M6-Metropole Television	214
8,645	e	Manitoba Telecom Services, Inc	219
151,084	e	Mediaset S.p.A.	674
32,087	*	MetroPCS Communications, Inc	548
5,847		Mobistar S.A.	369
10,966	e	Modern Times Group AB (B Shares)	187
39,583	*	NII Holdings, Inc (Class B)	594
432,800		Nippon Telegraph & Telephone Corp	16,309
6,483	e	NTT DoCoMo, Inc	8,757
104,069		PCCW Ltd	53
133,464		Philippine Long Distance Telephone Co (ADR)	5,890
118,991	e	Portugal Telecom SGPS S.A.	922
2,334	e	ProSiebenSat.1 Media AG.	4
41,974	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	224
455,899	e	Qwest Communications International, Inc	1,559
210,800	e	Rogers Communications, Inc (Class B)	4,857
1,297,380		Royal KPN NV	17,340
59,763	e	Scripps Networks Interactive (Class A)	1,345
65,185		SES Global S.A.	1,245
145,901	e	Shaw Communications, Inc (B Shares)	2,224
5,085,508		Singapore Telecommunications Ltd	8,459
24,549	e	Societe Television Francaise 1	192
890,189	*	Sprint Nextel Corp	3,178
2,511,000		StarHub Ltd	3,252
4,416		Swisscom AG.	1,240
1,592,923		Taiwan Mobile Co Ltd	2,309
201,963		Tele Norte Leste Participacoes S.A.(ADR)	2,795
60,486	e	Tele2 AB (B Shares)	511

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
153,897		Telecom Corp of New Zealand Ltd	$200
1,991,023	e	Telecom Italia S.p.A.	2,569
1,185,911	e	Telecom Italia S.p.A.	1,208
80,000		Telefonica O2 Czech Republic A.S.	1,586
1,641,895		Telefonica S.A.	32,765
689,089		Telekom Austria AG.	10,437
1,979,000		Telekom Malaysia BHD	1,911
161,763		Telenor ASA	927
42,456		Telephone & Data Systems, Inc	1,126
763		Telephone & Data Systems, Inc	18
28,177		Television Broadcasts Ltd	90
444,412	e	TeliaSonera AB	2,141
424,444		Telstra Corp Ltd	947
60,360		TELUS Corp	1,580
24,899		TELUS Corp	685
209,677	e	Time Warner Cable, Inc	5,200
5,400		Tokyo Broadcasting System, Inc	71
1,221,502		Verizon Communications, Inc	36,889
390,907	*	Viacom, Inc (Class B)	6,794
641,974	e	Vivendi Universal S.A.	16,995
19,933,314		Vodafone Group plc	35,108
291,345		Vodafone Group plc (ADR)	5,075
176,352		Windstream Corp	1,422
		TOTAL COMMUNICATIONS	477,094

DEPOSITORY INSTITUTIONS - 7.21%
38,083		77 Bank Ltd	187
24,567		Allied Irish Banks plc	20
73,505		Alpha Bank S.A.	486
147,992	m	Anglo Irish Bank Corp plc	43
72,000	e	Aozora Bank Ltd	79
18,879	e	Associated Banc-Corp	291
1,330,686	e	Australia & New Zealand Banking Group Ltd	14,573
145,935	e	Banca Carige S.p.A.	479
2,688,842		Banca Intesa S.p.A.	7,404
177,200		Banca Intesa S.p.A.	334
520,684	e	Banca Monte dei Paschi di Siena S.p.A.	721
79,666	e	Banca Popolare di Milano	397
128,589	e	Banche Popolari Unite Scpa	1,417
998,511	e	Banco Bilbao Vizcaya Argentaria S.A.	8,106
8,761	e	Banco BPI S.A.	18
263,391	e	Banco Bradesco S.A. (ADR)	2,608
468,361	*,e	Banco Comercial Portugues S.A.	385
212,442	e	Banco de Sabadell S.A.	1,067
53,793	e	Banco de Valencia S.A.	447
154,954		Banco do Brasil S.A.	1,127
51,371	e	Banco Espirito Santo S.A.	200
132,871		Banco Popolare Scarl	611
152,700	e	Banco Popular Espanol S.A.	968
6,307,445	e	Banco Santander Central Hispano S.A.	43,493
8,784	*,e	Banco Santander S.A. (ADR)	61

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
746,100		Bangkok Bank PCL (ADR)	$1,567
1,880,169		Bank of America Corp	12,823
1,847,234	e	Bank of East Asia Ltd	3,565
475,177		Bank of India	2,055
28,179		Bank of Ireland	19
30,039	e	Bank of Kyoto Ltd	252
226,980	e	Bank of Montreal	5,939
705,773		Bank of New York Mellon Corp	19,938
420,132	e	Bank of NOVA Scotia	10,353
55,609		Bank of Okinawa Ltd	1,691
225,408	e	Bank of the Ryukyus Ltd	1,854
120,150		Bank of Yokohama Ltd	507
71,259	e	Bankinter S.A.	755
1,650,247	e	Barclays plc	3,504
95,222	e	BB&T Corp	1,611
25,736	e	Bendigo Bank Ltd	147
615,002	e	BNP Paribas	25,428
435,948		BOC Hong Kong Holdings Ltd	446
161,901		Canadian Imperial Bank of Commerce/Canada	5,892
74,635	e	Chiba Bank Ltd	366
21,000		China Citic Bank	8
7,199,000	e	China Construction Bank	4,087
1,479,500	e	China Merchants Bank Co Ltd	2,585
17,000	e	Chugoku Bank Ltd	216
1,621,836	e	Citigroup, Inc	4,103
85,003	e	Comerica, Inc	1,556
168,553	e	Commerzbank AG.	900
625,836	e,m	Commonwealth Bank of Australia	15,114
30,714		Credicorp Ltd	1,439
184,940		Credit Agricole S.A.	2,042
87,830	e	Danske Bank AS	739
1,446,328		DBS Group Holdings Ltd	8,035
130,511	e	Deutsche Bank AG.	5,254
16,273	e	Deutsche Postbank AG.	258
103,308	e	Dexia	357
143,664		DNB NOR Holding ASA	647
61,339		EFG Eurobank Ergasias S.A.	354
12,457	e	EFG International	93
36,629	e	Erste Bank der Oesterreichischen Sparkassen AG.	620
94,558	e	Fifth Third Bancorp	276
547,003	e	First Horizon National Corp	5,875
800,000		FirstRand Ltd	1,019
428,930		Fortis	788
3,178,365		Fuhwa Financial Holdings Co Ltd	1,453
75,489	e	Fukuoka Financial Group, Inc	228
38,160	e	Gunma Bank Ltd	204
41,000	e	Hachijuni Bank Ltd	237
69,693		Hang Seng Bank Ltd	702
20,897		HDFC Bank Ltd	401
56,000	e	Hiroshima Bank Ltd	212
115,763	e	Hokuhoku Financial Group, Inc	209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
6,734,191		HSBC Holdings plc	$38,167
423,025		Hudson City Bancorp, Inc	4,945
54,562	e	Huntington Bancshares, Inc	91
1,619		ICICI Bank Ltd	11
310,100	e	ICICI Bank Ltd (ADR)	4,121
382,101		ING Groep NV	2,107
80,081		Investec plc	336
24,000	e	Iyo Bank Ltd	241
68,338	e	Joyo Bank Ltd	313
1,963,577		JPMorgan Chase & Co	52,192
191,508		Julius Baer Holding AG.	4,711
10,623	*	Jyske Bank	243
1,521,931		Kasikornbank PCL	1,942
574,968	e	Keycorp	4,525
1,913,900		Lloyds TSB Group plc	1,942
9,942	e	M&T Bank Corp	450
33,172	e	Marshall & Ilsley Corp	187
98,385	e	Mediobanca S.p.A.	835
5,213,963		Mitsubishi UFJ Financial Group, Inc	25,073
91,750	e	Mitsui Trust Holdings, Inc	278
3,347,800	e	Mizuho Financial Group, Inc	6,358
166,000	e	Mizuho Trust & Banking Co Ltd	153
868,670		National Australia Bank Ltd	12,141
67,101		National Bank of Canada	2,143
96,807		National Bank of Greece S.A.	1,468
144,777		Natixis	246
94,103	e	New York Community Bancorp, Inc	1,051
78,045		Nishi-Nippon City Bank Ltd	167
407,195	e	Nordea Bank AB	2,031
74,329		Northern Trust Corp	4,446
28,765	e	OKO Bank (Class A)	170
301,614	e	Oversea-Chinese Banking Corp	960
100,516		People's United Financial, Inc	1,806
62,935		Piraeus Bank S.A.	418
142,047	e	PNC Financial Services Group, Inc	4,161
10,650	e	Raiffeisen International Bank Holding AG.	300
97,419	e	Regions Financial Corp	415
50,200	e	Resona Holdings, Inc	664
563,608	e	Royal Bank of Canada	16,442
57,109		Royal Bank of Scotland Group plc	20
3,767,376		Royal Bank of Scotland Group plc	1,324
57,109	*,m	Royal Bank of Scotland Group plc	-	^
33,000	e	Sapporo Hokuyo Holdings, Inc	92
32		Seven Bank Ltd	85
116,320	e	Shinsei Bank Ltd	116
58,727	e	Shizuoka Bank Ltd	524
1,353,476		Siam Commercial Bank PCL	2,080
254,971	e	Skandinaviska Enskilda Banken AB (Class A)	803

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
690,472	e	Societe Generale	$27,062
172,969		State Street Corp	5,324
341,600	e	Sumitomo Mitsui Financial Group, Inc	11,768
143,488		Sumitomo Trust & Banking Co Ltd	541
79,789		Suncorp-Metway Ltd	333
104,019		SunTrust Banks, Inc	1,221
696,689	e	Suruga Bank Ltd	5,701
89,996	e	Svenska Handelsbanken (A Shares)	1,276
70,256	e	Swedbank AB (A Shares)	235
1,750		Sydbank AS	22
33,219	e	Synovus Financial Corp	108
423,558	e	TCF Financial Corp	4,981
15,019	e	TFS Financial Corp	182
341,996	e	Toronto-Dominion Bank	11,789
3,841,800	*	UBS A.G.	36,113
450,000	*,e	UBS AG.	4,244
5,279,637	e	UniCredito Italiano S.p.A	8,712
151,741		United Overseas Bank Ltd	970
581,972	e	US Bancorp	8,503
24,542	b	Washington Mutual, Inc	1
1,753,093	e	Wells Fargo & Co	24,964
415,841		Western Union Co	5,227
499,709	e	Westpac Banking Corp	6,633
17,626		Wing Hang Bank Ltd	83
23,000		Yamaguchi Financial Group, Inc	214
17,837	e	Zions Bancorporation	174
		TOTAL DEPOSITORY INSTITUTIONS	613,920

EATING AND DRINKING PLACES - 1.60%
3,006,000	e	Ajisen China Holdings Ltd	1,497
20,134	e	Autogrill S.p.A.	116
150,000	e	Burger King Holdings, Inc	3,443
180,000	*	Cheesecake Factory	2,061
15,624,374	e	Compass Group plc	71,515
442,247	e	Darden Restaurants, Inc	15,151
3,764,453		Enterprise Inns plc	3,659
587,816		McDonald's Corp	32,077
11,440	e	Mitchells & Butlers plc	40
40,439		Onex Corp	497
7,559		Punch Taverns plc	6
19,547	e	Sodexho Alliance S.A.	891
36,320	e	Tim Hortons, Inc	921
39,156		Whitbread plc	443
160,481		Yum! Brands, Inc	4,411
		TOTAL EATING AND DRINKING PLACES	136,728

EDUCATIONAL SERVICES - 0.15%
74,878	*	Apollo Group, Inc (Class A)	5,865
83,282	e	Benesse Corp	3,046
110,680		CAE, Inc	670
7,603		DeVry, Inc	366
22,517	*,e	ITT Educational Services, Inc	2,734
		TOTAL EDUCATIONAL SERVICES	12,681

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
ELECTRIC, GAS, AND SANITARY SERVICES - 4.59%
244,110		A2A S.p.A.	$371
12,300	e	ACEA S.p.A.	147
194,217	*	AES Corp	1,128
193,928		AGL Energy Ltd	2,017
33,671		Allegheny Energy, Inc	780
22,023		Alliant Energy Corp	544
40,182		Ameren Corp	932
129,308		American Electric Power Co, Inc	3,266
178,845	e	American Water Works Co, Inc	3,441
20,749		Aqua America, Inc	415
2,619		Bkw Fmb Energie AG	189
33,336		Canadian Utilities Ltd	972
92,454		Centerpoint Energy, Inc	964
3,671,257		Centrica plc	11,997
2,272,000	e	China Resources Power Holdings Co	4,761
271,861	e	Chubu Electric Power Co, Inc	5,960
27,200		Chugoku Electric Power Co, Inc	588
184,021		CLP Holdings Ltd	1,264
87,053	e	Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	1,859
94,127		Companhia Energetica de Minas Gerais	1,399
226,338		Companhia Paranaense de Energia	2,351
53,084	e	Consolidated Edison, Inc	2,103
785,921	e	Constellation Energy Group, Inc	16,237
28,598		Contact Energy Ltd	93
135,579		Dominion Resources, Inc	4,202
61,768		Drax Group plc	458
31,423		DTE Energy Co	870
1,620,775	m	DUET Group	1,873
290,525		Duke Energy Corp	4,160
103,163	*,e	Dynegy, Inc (Class A)	145
1,588,916	e	E.ON AG.	44,142
89,395		Edison International	2,575
35,859	*	EDP Renovaveis S.A.	293
123,006		El Paso Corp	769
106,239	e	Electric Power Development Co	3,134
417,617	e	Electricite de France	16,387
163,660		Eletropaulo Metropolitana de Sao Paulo S.A.	2,303
33,863		Enagas	480
149,641		Enbridge, Inc	4,314
845,820		Enel S.p.A.	4,060
53,439		Energen Corp	1,557
371,254	e	Energias de Portugal S.A.	1,289
85,080		Entergy Corp	5,793
424,911		Exelon Corp	19,287
172,899		FirstEnergy Corp	6,674
70,281	e	Fortis, Inc	1,234
321,037		Fortum Oyj	6,121
177,429		FPL Group, Inc	9,001

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
22,167	*	Gas Natural SDG S.A.	$303
22,167	e	Gas Natural SDG S.A.	303
857,351		Gaz de France	29,445
18,703	e	Hokkaido Electric Power Co, Inc	374
17,300	e	Hokuriku Electric Power Co	414
335,515	e	Hong Kong & China Gas Ltd	529
1,008,864		Hong Kong Electric Holdings Ltd	5,988
696,193	*	Iberdrola Renovables	2,886
716,361		Iberdrola S.A.	5,025
9,041	e	Integrys Energy Group, Inc	235
290,587		International Power plc	878
128,853	e	Kansai Electric Power Co, Inc	2,786
37,260	e	Kyushu Electric Power Co, Inc	832
24,729		MDU Resources Group, Inc	399
117,240	*	Mirant Corp	1,337
488,773	e	National Grid plc	3,756
52,301		NiSource, Inc	513
18,700	e	Northeast Utilities	404
332,867	*	NRG Energy, Inc	5,858
12,531	e	NSTAR	399
172,425	*,e	Ocean Power Technologies, Inc	1,138
18,483	e	Oest Elektrizitatswirts AG. (Class A)	702
19,475		Oneok, Inc	441
1,162,125	e	Osaka Gas Co Ltd	3,616
40,468		Pepco Holdings, Inc	505
123,541	e	PG&E Corp	4,722
19,559		Pinnacle West Capital Corp	519
174,023		PPL Corp	4,996
74,994	e	Progress Energy, Inc	2,719
21,510		Public Power Corp	389
486,561		Public Service Enterprise Group, Inc	14,339
133,952		Questar Corp	3,942
22,077		Red Electrica de Espana	862
152,470	*	Reliant Energy, Inc	486
712,254		Republic Services, Inc	12,215
99,804		RWE AG.	7,003
3,757		RWE AG.	234
21,421		SCANA Corp	662
180,151		Scottish & Southern Energy plc	2,867
104,364		Sempra Energy	4,826
45,823		Severn Trent plc	651
17,800	e	Shikoku Electric Power Co, Inc	474
184,527	e	Snam Rete Gas S.p.A.	990
161,164		Southern Co	4,935
25,422	*,e	Stericycle, Inc	1,213
51,245	*	Suez Environnement S.A.	754
243,696		Terna Rete Elettrica Nazionale S.p.A.	759
47,000	e	Toho Gas Co Ltd	215
42,863	e	Tohoku Electric Power Co, Inc	938
805,328		Tokyo Electric Power Co, Inc	20,014
2,056,838		Tokyo Gas Co Ltd	7,169
83,635		TransAlta Corp	1,224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
164,661		Union Fenosa S.A.	$3,938
149,164		United Utilities Group plc	1,035
71,229	e	Veolia Environnement	1,488
212,067		Waste Management, Inc	5,429
112,609		Williams Cos, Inc	1,281
22,272		Wisconsin Energy Corp	917
149,767		Xcel Energy, Inc	2,791
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	390,961

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.62%
835,717		ABB Ltd	11,666
94,785	*,e	Advanced Micro Devices, Inc	289
3,080,000		Advanced Semiconductor Engineering, Inc	1,494
5,866,596	*,e	Alcatel S.A.	11,052
18,914	e	Alps Electric Co Ltd	64
74,492		Altera Corp	1,307
21,668	e	Ametek, Inc	678
69,732		Amphenol Corp (Class A)	1,987
88,805		Analog Devices, Inc	1,711
431,603	*	Apple Computer, Inc	45,370
1,249,229		Asustek Computer, Inc	1,313
1,600,000		AU Optronics Corp	1,323
47,185	*	Avnet, Inc	826
89,187	*,e	Broadcom Corp (Class A)	1,782
348,213	*	Celestica, Inc	1,240
3,758,237	*	Cisco Systems, Inc	63,026
123,640		Cooper Industries Ltd (Class A)	3,197
45,895	*,e	Dolby Laboratories, Inc (Class A)	1,565
40,284		Eaton Corp	1,485
12,008	*,e	Elpida Memory, Inc	82
98,445	*,e	Energizer Holdings, Inc	4,892
575,814	e	Ericsson (LM) (B Shares)	4,729
450,000	*	Fairchild Semiconductor International, Inc	1,679
31,398	*,e	First Solar, Inc	4,167
160,212	*	Flextronics International Ltd	463
205,728	*,e	Foxconn International Holdings Ltd	87
61,822	e	Fuji Electric Holdings Co Ltd	72
36,664		Gamesa Corp Tecnologica S.A.	471
57,901	*,e	Gemalto NV	1,654
3,772,437		General Electric Co	38,139
1,971,502		Geodesic Information Systems Ltd	2,438
466,071	*	GVK Power & Infrastructure Ltd	215
97,200	e	Hamamatsu Photonics KK	1,814
26,022		Harris Corp	753
3,163	e	Hirose Electric Co Ltd	302
11,352	e	Hitachi Chemical Co Ltd	135
7,600		Hitachi High-Technologies Corp	106
293,548		Hitachi Ltd	789
1,998,778		Hon Hai Precision Industry Co, Ltd	4,521
269,931	e	Hoya Corp	5,263
163,172	e	Ibiden Co Ltd	3,899
21,315	*,e	Infineon Technologies AG.	25

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,663,868		Intel Corp	$40,091
3,586	e	Intersil Corp (Class A)	41
100,000	*,e	Jarden Corp	1,267
6,109	*	JDS Uniphase Corp	20
1,238,000		Kinsus Interconnect Technology Corp	1,568
199,348	e	Koninklijke Philips Electronics NV	2,935
14,238	e	Kyocera Corp	932
134,737		L-3 Communications Holdings, Inc	9,135
14,343	e	Legrand S.A.	249
80,458	e	Linear Technology Corp	1,849
134,410	*	LSI Logic Corp	409
2,630	e	Mabuchi Motor Co Ltd	106
200,845	*	Marvell Technology Group Ltd	1,840
801,282		Matsushita Electric Industrial Co Ltd	8,654
32,956		Matsushita Electric Works Ltd	238
145,827		Maxim Integrated Products, Inc	1,926
215,000		MediaTek, Inc	2,022
90,029	*	MEMC Electronic Materials, Inc	1,485
36,045	e	Microchip Technology, Inc	764
386,232	*,e	Micron Technology, Inc	1,568
13,690	e	Millicom International Cellular S.A.	515
539,900	e	Minebea Co Ltd	1,953
1,899,884		Mitsubishi Electric Corp	8,464
7,341	e	Mitsumi Electric Co Ltd	105
343,000		Motorola, Inc	1,451
20,956	e	Murata Manufacturing Co Ltd	800
215,661	e	National Semiconductor Corp	2,215
4,017	*,e	NEC Electronics Corp	24
464,384	*,e	NetApp, Inc	6,891
15,988	e	NGK Spark Plug Co Ltd	135
9,706	e	Nidec Corp	431
16,177		Nitto Denko Corp	328
2,039,156		Nokia Oyj	24,058
12,407	*,e	Nortel Networks Corp	3
690,918	*,e	Nvidia Corp	6,812
17,311		Omron Corp	202
4,473	e	Pioneer Corp	6
10,442	*,e	Q-Cells AG.	204
60,000	*,e	QLogic Corp	667
999,205		Qualcomm, Inc	38,879
1,793,230		Quanta Computer, Inc	2,266
214,307	*,e	Renewable Energy Corp AS	1,859
215,477	*,e	Research In Motion Ltd	9,313
700,595	e	Ricoh Co Ltd	8,231
8,844		Rohm Co Ltd	437
22,054		Samsung Electronics Co Ltd	9,056
149,755	*,e	Sanyo Electric Co Ltd	221
52,232	*,e	SGL Carbon AG.	1,246
87,803	e	Sharp Corp	688
7,500	e	Shinko Electric Industries	71
215,869	*,e	Sirius XM Radio, Inc	76
456,650		Smiths Group plc	4,383

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
47,673,611	e	Solomon Systech International Ltd	$1,224
413,388	e	Sony Corp	8,344
13,235	e	Stanley Electric Co Ltd	146
125,921		STMicroelectronics NV	634
137,376	e	Sumco Corp	2,001
11,678	*,e	Sunpower Corp (Class A)	278
3,041,000		Taiwan Semiconductor Manufacturing Co Ltd	4,609
498,946		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4,466
10,766	e	TDK Corp	397
469,638		Texas Instruments, Inc	7,754
7,100	e	Toyota Boshoku Corp	73
94,370		Tyco Electronics Ltd	1,042
225,145	e	Ushio, Inc	3,148
14,299	e	Whirlpool Corp	423
40,701	e	Xilinx, Inc	780
11,274,000		Yageo Corp	2,005
26,384	e	Yaskawa Electric Corp	113
1,120,600	e	ZTE Corp	4,561
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	479,157

ENGINEERING AND MANAGEMENT SERVICES - 0.56%
317,374		Accenture Ltd (Class A)	8,725
324,710		Aeon Mall Co Ltd	4,117
21,034	*	Amylin Pharmaceuticals, Inc	247
1,058		Bilfinger Berger AG.	40
25,684	e	Cap Gemini S.A.	826
123,543		Capita Group plc	1,203
95,308		Fluor Corp	3,293
11,450		Fugro NV	364
23,800	*,e	Gen-Probe, Inc	1,085
83,584	e	Groupe Aeroplan, Inc	520
66,683	*	Hewitt Associates, Inc (Class A)	1,984
23,640	*,e	Jacobs Engineering Group, Inc	914
205,142	e	JGC Corp	2,313
290,448	e	KBR, Inc	4,011
126,262	*	McDermott International, Inc	1,691
50,600	e	NPC, Inc	2,372
63,692	e	Paychex, Inc	1,635
59,677	*	SAIC, Inc	1,114
93,811		SembCorp Industries Ltd	145
310,006		Serco Group plc	1,627
833,000	*	Shandong Weigao Group Medical Polymer Co Ltd	1,483
175,965	*,e	Shaw Group, Inc	4,823
63,702	e	SNC-Lavalin Group, Inc	1,619
15,353	e	Strabag SE	302
105,464	e	WorleyParsons Ltd	1,320
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	47,773

FABRICATED METAL PRODUCTS - 0.32%
911,353		Amcor Ltd	2,820
26,801		Ball Corp	1,163
514,000	*	Crown Holdings, Inc	11,683

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
9,350	*,e	Geberit AG.	$840
17,000	e	Hitachi Metals Ltd	118
132,788		Illinois Tool Works, Inc	4,097
26,139	e	JS Group Corp	292
72,231		Parker Hannifin Corp	2,454
42,445		Pentair, Inc	920
143,323		Rexam plc	555
8,104		Salzgitter AG.	453
35,493	e	Ssab Svenskt Stal AB (Series A)	302
17,094	e	Ssab Svenskt Stal AB (Series B)	136
32,998	e	Stanley Works	961
15,767	e	Toyo Seikan Kaisha Ltd	229
		TOTAL FABRICATED METAL PRODUCTS	27,023

FOOD AND KINDRED PRODUCTS - 4.40%
64,337		Ajinomoto Co, Inc	452
56,720	*	Anheuser-Busch InBev NV	-	^
493,138		Archer Daniels Midland Co	13,699
12,028	*	Aryzta AG.	287
637,241	e	Asahi Breweries Ltd	7,571
69,392		Associated British Foods plc	638
149,387	e	Bunge Ltd	8,463
78		C&C Group plc	-	^
261,322	e	Cadbury plc	1,976
43,099		Campbell Soup Co	1,179
14,913	e	Carlsberg AS (Class B)	612
3,000,000	*	China Agri-Industries Holdings Ltd	1,428
32,719		Coca Cola Hellenic Bottling Co S.A.	469
46,058		Coca-Cola Amatil Ltd	278
1,061,824		Coca-Cola Co	46,667
142,933		Coca-Cola Enterprises, Inc	1,885
6,071	e	Coca-Cola West Japan Co Ltd	97
139,898		ConAgra Foods, Inc	2,360
84,405	*	Constellation Brands, Inc (Class A)	1,004
119,781	e	CSR Ltd	100
518,922	e	Diageo plc	5,856
72,885	*	Dr Pepper Snapple Group, Inc	1,232
496,497		General Mills, Inc	24,765
501,280	e	Golden Agri-Resources Ltd	91
207,920	e	Groupe Danone	10,127
66,439		H.J. Heinz Co	2,196
15,000	*	Hansen Natural Corp	540
47,704		Heineken NV	1,356
63,653	e	Hershey Co	2,212
11,320		Hormel Foods Corp	359
139,183	e	InBev NV	3,836
7,137	e	Ito En Ltd	87
49,258		J.M. Smucker Co	1,836
33,494		Kaneka Corp	164
63,451		Kellogg Co	2,324
26,501		Kerry Group plc (Class A)	537
531,902	e	Kirin Brewery Co Ltd	5,599

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
643,420		Kraft Foods, Inc (Class A)	$14,342
167	e	Lindt & Spruengli AG.	224
18		Lindt & Spruengli AG.	293
28,588		Lion Nathan Ltd	161
22,374		McCormick & Co, Inc	662
34,245	*	Mead Johnson Nutrition Co	989
28,630	e,m	Meiji Dairies Corp	118
25,851		Molson Coors Brewing Co (Class B)	886
2,593,888		Nestle S.A.	87,686
17,357		Nippon Meat Packers, Inc	180
17,589	e	Nisshin Seifun Group, Inc	187
8,171	e	Nissin Food Products Co Ltd	239
115,298	e	Olam International Ltd	111
315,250		Parmalat S.p.A.	650
64,847		Pepsi Bottling Group, Inc	1,436
1,330,623		PepsiCo, Inc	68,500
31,774	e	Pernod-Ricard S.A.	1,772
4,767,884	e	Petra Foods Ltd	1,050
12,056	*	Ralcorp Holdings, Inc	650
47,249	e	Reynolds American, Inc	1,693
191,854	e	SABMiller plc	2,855
5,028,000		San Miguel Brewery, Inc	905
24,855	e	Sapporo Holdings Ltd	94
60,929		Saputo, Inc	1,012
138,069		Sara Lee Corp	1,116
130,000	*,e	Smithfield Foods, Inc	1,230
12,100		Suedzucker AG.	233
69,704	e	Swire Pacific Ltd (Class A)	465
525,355		Tate & Lyle plc	1,964
204,099	e	Toyo Suisan Kaisha Ltd	4,175
57,177	e	Tyson Foods, Inc (Class A)	537
1,159,772	e	Unilever plc	21,933
1,938,000	e	Wilmar International Ltd	4,039
9,426	e	Yakult Honsha Co Ltd	167
12,918	e	Yamazaki Baking Co Ltd	137
		TOTAL FOOD AND KINDRED PRODUCTS	374,973

FOOD STORES - 1.18%
58,863		Alimentation Couche Tard, Inc	617
129,924	e	Carrefour S.A.	5,075
3,373	e	Colruyt S.A.	774
21,067		Delhaize Group	1,366
10,609		Empire Co Ltd	446
5,655		FamilyMart Co Ltd	171
21,695		George Weston Ltd	1,007
128,955		Goodman Fielder Ltd	94
203,861		J Sainsbury plc	916
62,143	e	Jeronimo Martins SGPS S.A.	306
13,766	e	Kesko Oyj (B Shares)	286
474,443		Koninklijke Ahold NV	5,200
430,074		Kroger Co	9,126
160,811		Lawson, Inc	6,628

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
46,248	e	Loblaw Cos Ltd	$1,150
84,080		Safeway, Inc	1,698
423,936		Seven & I Holdings Co Ltd	9,251
483,478		Shoprite Holdings Ltd	2,582
22,755	e	Sonae SPGS S.A.	15
243,727	*,e	Starbucks Corp	2,708
128,960	e	Supervalu, Inc	1,842
7,006,796	*	Taiwan TEA Corp	2,779
8,121,149		Tesco plc	38,850
6,397,000	e	Want Want China Holdings Ltd	2,971
25,317	e	Whole Foods Market, Inc	425
513,622		WM Morrison Supermarkets plc	1,883
141,444		Woolworths Ltd	2,460
		TOTAL FOOD STORES	100,626

FORESTRY - 0.04%
113,168	e	Weyerhaeuser Co	3,120
		TOTAL FORESTRY	3,120

FURNITURE AND FIXTURES - 0.04%
146,019	e	Johnson Controls, Inc	1,752
43,000	*,e	Kinetic Concepts, Inc	908
30,727	e	Leggett & Platt, Inc	399
112,591		Masco Corp	786
		TOTAL FURNITURE AND FIXTURES	3,845

FURNITURE AND HOME FURNISHINGS STORES - 0.32%
43,537	*,e	Bed Bath & Beyond, Inc	1,078
516,015	e	Best Buy Co, Inc	19,588
29,543	*	GameStop Corp (Class A)	828
51,622	e	Harvey Norman Holdings Ltd	92
39,073	e	Nitori Co Ltd	2,179
148,000	e	RadioShack Corp	1,268
2,644	e	Williams-Sonoma, Inc	27
53,801	e	Yamada Denki Co Ltd	2,098
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	27,158

GENERAL BUILDING CONTRACTORS - 0.66%
91,429	e	ACS Actividades Cons y Servicios S.A.	3,795
2,322,160		AMEC plc	17,776
85,840		Balfour Beatty plc	404
20,948	e	Berkeley Group Holdings plc	267
99,358	e	Centex Corp	745
554,661	e	Cheung Kong Infrastructure Holdings Ltd	2,218
8,943		Daito Trust Construction Co Ltd	298
448,840	e	Daiwa House Industry Co Ltd	3,591
167,015	e	DR Horton, Inc	1,620
9,874	e	Eiffage S.A.	460
48,641		Fletcher Building Ltd	166
140,407		Haseko Corp	65
8,874		Hochtief AG.	336
84,104	e	Kajima Corp	206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
30,505	e	Lend Lease Corp Ltd	$138
9,880		Lennar Corp (Class A)	74
14,013	e	Leopalace21 Corp	82
66,800	e	MDC Holdings, Inc	2,080
20,016	*,e	NVR, Inc	8,562
58,977	e	Obayashi Corp	285
8,169	e	Persimmon plc	40
106,273	e	Pulte Homes, Inc	1,162
49,474	*	Puravankara Projects Ltd	40
17,866	e	Sacyr Vallehermoso S.A.	138
42,271		Sekisui Chemical Co Ltd	209
43,826		Sekisui House Ltd	329
57,452	e	Shimizu Corp	237
74,298	e	Skanska AB (B Shares)	642
73,575		Sobha Developers Ltd	115
105,136	e	Taisei Corp	200
30,586		Taylor Woodrow plc	9
39,270	*,e	Toll Brothers, Inc	713
256,163	e	Vinci S.A.	9,515
3,610	e	YIT Oyj	25
		TOTAL GENERAL BUILDING CONTRACTORS	56,542

GENERAL MERCHANDISE STORES - 1.50%
62,901	e	Aeon Co Ltd	409
137,642	*,e	Big Lots, Inc	2,860
89,294	*,e	BJ's Wholesale Club, Inc	2,857
267,772		Costco Wholesale Corp	12,403
90,436	e	Family Dollar Stores, Inc	3,018
670,000	*	Golden Eagle Retail Group Ltd	441
32,138	e	Isetan Mitsukoshi Holdings Ltd	246
48,728	e	J Front Retailing Co Ltd	167
71,073	e	JC Penney Co, Inc	1,426
56,386	e	Keio Corp	319
167,914	e	Kintetsu Corp	696
66,500		Lifestyle International Holdings Ltd	53
858,085	e	Macy's, Inc	7,637
984,588	e	Marks & Spencer Group plc	4,182
25,109	e	Marui Co Ltd	133
837,000	*	New World Department Store China Ltd	363
202,263	e	Next plc	3,842
61,105	e	Odakyu Electric Railway Co Ltd	472
15,126	e	PPR	970
10,234	*,e	Sears Holdings Corp	468
186,950		SM Investments Corp	770
32,162	e	Takashimaya Co Ltd	184
364,341		Target Corp	12,530
293,898		TJX Cos, Inc	7,536
79,521	e	Tobu Railway Co Ltd	401
111,146	e	Tokyu Corp	463
19,220	e	UNY Co Ltd	148
1,208,545		Wal-Mart Stores, Inc	62,964
		TOTAL GENERAL MERCHANDISE STORES	127,958

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
HEALTH SERVICES - 0.64%
31,353		AmerisourceBergen Corp	$1,024
3,492,000		Bangkok Dusit Medical Service PCL	1,674
1,300		BioMerieux	102
13,149	*,e	Covance, Inc	468
112,690	*	Coventry Health Care, Inc	1,458
100,000	*	Crucell NV	1,992
146,038	*	DaVita, Inc	6,418
102,076	*	Express Scripts, Inc	4,713
94,354		Fraser and Neave Ltd	157
48,218	e	Fresenius Medical Care AG.	1,874
508,718	*	Healthsouth Corp	4,517
38,244	*,e	Laboratory Corp of America Holdings	2,237
90,535	*,e	Lincare Holdings, Inc	1,974
225,035		McKesson Corp	7,885
52,720	*	MDS, Inc	247
235,152	*,e	Medco Health Solutions, Inc	9,721
83,880	e	Mindray Medical International Ltd (ADR) (Class A)	1,553
50,487	e	Omnicare, Inc	1,236
86,867		Parkway Holdings Ltd	66
41,003		Pharmaceutical Product Development, Inc	973
31,611		Quest Diagnostics, Inc	1,501
201,534		Ramsay Health Care Ltd	1,381
195,575	e	Sonic Healthcare Ltd	1,506
		TOTAL HEALTH SERVICES	54,677

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.21%
54,375	e	Abertis Infraestructuras S.A.	850
5,684	e	Acciona S.A.	585
83,075	e	Boskalis Westminster	1,670
193,938	e	Bouygues S.A.	6,936
9,597	e	Fomento de Construcciones y Contratas S.A.	294
39,785	*	Foster Wheeler AG.	695
12,460	e	Grupo Ferrovial S.A.	266
213,438	e	Saipem S.p.A.	3,800
997,692	e	Transurban Group	3,240
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	18,336

HOLDING AND OTHER INVESTMENT OFFICES - 3.77%
75,992	e	3i Group plc	295
649,000	e	Allco Commercial Real Estate Investment Trust	60
4,946	e	Allied Capital Corp	8
19,713	e	AMB Property Corp	284
360,271	e	Annaly Mortgage Management, Inc	4,997
10,128	e	Apartment Investment & Management Co (Class A)	56
47,546		ARC Energy Trust	534
103,473		Ascendas Real Estate Investment Trust	83
23,779	e	AvalonBay Communities, Inc	1,119
2,985	*	Berkshire Hathaway, Inc (Class B)	8,418
40,453	e	Boston Properties, Inc	1,417
207,489	e	Brookfield Asset Management, Inc	2,891

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
16,181	e	Camden Property Trust	$349
28,400	e	CapitaCommercial Trust	16
124,145	e	CFS Gandel Retail Trust	141
176,687		CI Financial Corp	1,961
248,645		DB RREEF Trust	130
9,492	e	Developers Diversified Realty Corp	20
34,638		Duke Realty Corp	191
79,463	e	Equity Residential	1,458
3,536	e	Eurazeo	95
32,783	e	Federal Realty Investment Trust	1,508
17,077	e	General Growth Properties, Inc	12
304,291		GPT Group	92
17,347		Groupe Bruxelles Lambert S.A.	1,179
477	*	Groupe Bruxelles Lambert S.A.	-	^
61,175	e	HCP, Inc	1,092
31,149		Health Care REIT, Inc	953
21,477		Heineken Holding NV	522
143,082	e	Host Marriott Corp	561
11,859	*,e	Immoeast AG.	17
583,256		Investimentos Itau S.A.	2,004
1,426,359	e	iShares MSCI Canada Index Fund	23,478
2,308,740	e	iShares MSCI EAFE Index Fund	86,786
600,000	e	iShares MSCI Hong Kong Index Fund	6,102
4,573,308		iShares MSCI Japan Index Fund	36,175
21,000		iShares MSCI Pacific ex-Japan Index Fund	517
3,776	e	Jafco Co Ltd	67
62		Japan Prime Realty Investment Corp	114
242		Japan Real Estate Investment Corp	1,848
39		Japan Retail Fund Investment Corp	148
874		KBC Ancora	7
858	e	Kenedix Realty Investment Corp	1,577
69,402	e	Kimco Realty Corp	529
3,142,237	e	KWG Property Holding Ltd	908
39,642		LG Corp	1,410
18,233		Liberty Property Trust	345
14,847	e	Macerich Co	93
201,055		Macquarie Infrastructure Group	206
199,009		Macquarie Office Trust	24
163,995		Marfin Investment Group S.A	593
8,533	*,e	Meinl European Land Ltd	26
2,000,000	e	Melco International Development	617
35,768		Nationale A Portefeuille	1,660
652	e	Nippon Building Fund, Inc	5,572
545		Nomura Real Estate Office Fund, Inc	3,012
931,750		Nomura Topix Exchange Traded Fund	7,502
78,000		NWS Holdings Ltd	105
73,034	e	Plum Creek Timber Co, Inc	2,123
194,693	e	Prologis	1,266
48,686		Public Storage, Inc	2,690
3,431,000	e	Regal Real Estate Investment Trust	452
14,116	e	Regency Centers Corp	375
1,980	*	Reinet Investments S.C.A	18

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
45,969		RioCan Real Estate Investment Trust	$458
1,638	e	SBI Holdings, Inc	169
115,287	e	Simon Property Group, Inc	3,994
117,106	e	SL Green Realty Corp	1,265
1,075,432		SPDR Trust Series 1	85,432
44,023	e	Taubman Centers, Inc	750
22,718	e	UDR, Inc	196
457,111	*,e	Vantage Drilling Co	453
21,081	e	Ventas, Inc	476
57,206		Virgin Media, Inc	274
46,276	e	Vornado Realty Trust	1,537
5,746	e	Wendel	151
947,566	e	Westfield Group	6,588
241,875		Wharf Holdings Ltd	599
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	321,150

HOTELS AND OTHER LODGING PLACES - 0.47%
787,266	e	Accor S.A.	27,420
3,920,000	e	Banyan Tree Holdings Ltd	967
509,804	e	Crown Ltd	2,251
52,620		Intercontinental Hotels Group plc	401
46,308	*,e	Las Vegas Sands Corp	139
81,984	e	Marriott International, Inc (Class A)	1,341
20,729	*,e	MGM Mirage	48
17,395,756		Minor International PCL	3,164
2,350,977	e	Shangri-La Asia Ltd	2,669
56,599	e	Starwood Hotels & Resorts Worldwide, Inc	719
101,549	e	Thomas Cook Group plc	350
118,045	e	TUI Travel plc	387
50,965		United Overseas Land Ltd	63
13,943		Wyndham Worldwide Corp	59
12,063	e	Wynn Resorts Ltd	240
		TOTAL HOTELS AND OTHER LODGING PLACES	40,218

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.92%
27,407	*	AGCO Corp	537
91,908	e	Alfa Laval AB	696
726,076		Alstom RGPT	37,607
39,498		Amada Co Ltd	207
1,109	e	Andritz AG.	34
1,047,394		Applied Materials, Inc	11,259
19,058	e	ASM Pacific Technology	67
377,712	e	ASML Holding NV	6,699
135,743	e	Atlas Copco AB (A Shares)	1,020
80,611	e	Atlas Copco AB (B Shares)	549
12,627	e	Black & Decker Corp	399
660,452	e	Brambles Ltd	2,204
4,403,103	*,e	Brocade Communications Systems, Inc	15,191
20,600	e	Brother Industries Ltd	150
440,854		Canon, Inc	12,560
1,087		Cargotec Corp (B Shares)	10
21,040	e	Casio Computer Co Ltd	147

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
145,267	e	Caterpillar, Inc	$4,062
35,576	e	Citizen Watch Co Ltd	144
106,477		Cummins, Inc	2,710
25,905	e	Daikin Industries Ltd	701
256,573		Deere & Co	8,434
338,190	*	Dell, Inc	3,206
72,720		Dover Corp	1,918
20,000	*	Dresser-Rand Group, Inc	442
50,334	e	Electrolux AB (Series B)	395
582,071	*	EMC Corp	6,636
18,853	e	Fanuc Ltd	1,263
41,225	e	Flowserve Corp	2,314
36,725	*,e	FMC Technologies, Inc	1,152
272,474		FUJIFILM Holdings Corp	5,849
63,357	*,e	Gardner Denver, Inc	1,377
556,123		GEA Group AG.	5,933
2,342,787		Hewlett-Packard Co	75,110
11,822	e	Hitachi Construction Machinery Co Ltd	152
57,028	e	Husqvarna AB (B Shares)	231
63,820		IMI PLC	248
63,054		Ingersoll-Rand Co Ltd (Class A)	870
685,661		International Business Machines Corp	66,434
59,740		International Game Technology	551
145,114	e	Ishikawajima-Harima Heavy Industries Co Ltd	164
3,365	e	Itochu Techno-Science Corp	69
49,727		ITT Industries, Inc	1,913
453,437	e	Japan Steel Works Ltd	4,237
8,860		John Bean Technologies Corp	93
115,032	e	Joy Global, Inc	2,450
87,956	e	Komatsu Ltd	951
34,691	e	Kone Oyj (Class B)	719
833,842	e	Konica Minolta Holdings, Inc	7,059
111,546	e	Kubota Corp	603
12,521	e	Kurita Water Industries Ltd	239
24,642	*,e	Lam Research Corp	561
67,903	*,e	Lexmark International, Inc (Class A)	1,146
34,084	*,e	Logitech International S.A.	353
13,271	e	Makita Corp	295
3,600	e	Manitowoc Co, Inc	12
326,506	e	Mitsubishi Heavy Industries Ltd	983
32,948	e	NTN Corp	92
197	*,e	OC Oerlikon Corp AG.	6
3,290		Okuma Holdings, Inc	12
23,066		Pall Corp	471
40,225		Pitney Bowes, Inc	939
1,024		Rheinmetall AG.	35
67,101	*,e	SanDisk Corp	849
189,419	e	Sandvik AB	1,085
9,131	e	Schindler Holding AG.	431
26,262	*,m	Seagate Technology	-	^
149,634	e	Seagate Technology, Inc	899
12,573	e	Seiko Epson Corp	169

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
74,613	e	SKF AB (B Shares)	$647
5,688	e	SMC Corp	543
16,560	e	Solarworld AG.	339
33,265	e	SPX Corp	1,564
6,010		Sulzer AG.	310
63,821	e	Sumitomo Heavy Industries Ltd	210
44,526	*	Teradata Corp	722
105,494	*,e	Terex Corp	976
592,295	e	Textron, Inc	3,400
234,381		Tokyo Electron Ltd	8,619
267,542	e	Toshiba Corp	687
23,562	e	Toyota Tsusho Corp	225
18,040	*	Varian Medical Systems, Inc	549
74,729	*,e	Vestas Wind Systems AS	3,279
17,254	e	Wartsila Oyj (B Shares)	364
238,049	*	Western Digital Corp	4,604
24,733	e	Yokogawa Electric Corp	99
32,757	e	Zardoya Otis S.A.	600
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	334,040

INSTRUMENTS AND RELATED PRODUCTS - 1.81%
14,742	e	Advantest Corp	218
198,161	*	Agilent Technologies, Inc	3,046
58,507		Allergan, Inc	2,794
34,146		Bard (C.R.), Inc	2,722
504,420		Baxter International, Inc	25,836
40,144		Beckman Coulter, Inc	2,048
99,354		Becton Dickinson & Co	6,681
858,856	*	Boston Scientific Corp	6,828
65,053		Cochlear Ltd	2,266
5,231		Coloplast AS (Class B)	322
39,911	e	Compagnie Generale d'Optique Essilor International S.A.	1,543
107,603		Covidien Ltd	3,577
59,564	e	Danaher Corp	3,230
27,535	e	Dentsply International, Inc	739
59,225	e	Eastman Kodak Co	225
310,181		Emerson Electric Co	8,865
80,449	e	Finmeccanica S.p.A.	1,002
16,103	*	Flir Systems, Inc	330
5,622		Fresenius SE	213
18,881		Fresenius SE	867
16,061		Garmin Ltd	341
34,551	e	Getinge AB (B Shares)	335
29,500	e	Hogy Medical Co Ltd	1,603
48,929	*,e	Hologic, Inc	640
14,818	*,e	Illumina, Inc	552
7,573	*,e	Intuitive Surgical, Inc	722
205,891	*	Invensys plc	491
3,986	e	Keyence Corp	745
33,727	e	Kla-Tencor Corp	675
138,960		LG.Philips LCD Co Ltd	2,818
18,592	e	Luxottica Group S.p.A.	289

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
389,524		Medtronic, Inc	$11,479
25,610	*	Millipore Corp	1,470
248,020	e	Nikon Corp	2,771
882,175		Nippon Electric Glass Co Ltd	6,114
23,505		Nobel Biocare Holding AG.	401
20,512	e	Olympus Corp	327
9,334		Phonak Holding AG.	564
36,192	*	Qiagen NV	579
238,890		Raytheon Co	9,302
231,711	*,e	ResMed, Inc (ADR)	854
26,939		Rockwell Automation, Inc	588
46,636	e	Rockwell Collins, Inc	1,522
22,007	e	Roper Industries, Inc	934
201,221	e	Safran S.A.	1,874
21,000		Shimadzu Corp	133
172,981		Smith & Nephew plc	1,072
192,344	*	St. Jude Medical, Inc	6,988
1,564	e	Straumann Holding AG.	242
58,995		Stryker Corp	2,008
7,313		Swatch Group AG.	883
4,153	*	Swatch Group AG.	102
11,763		Synthes, Inc	1,310
104,000	e	Sysmex Corp	3,299
136,612	e	Terumo Corp	5,010
200,980	*	Thermo Electron Corp	7,169
1,733	*,e	TomTom NV	8
24,351	*,e	Waters Corp	900
5,018	*,e	William Demant Holding	203
171,703		Xerox Corp	782
66,585	*	Zimmer Holdings, Inc	2,431
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	153,882

INSURANCE AGENTS, BROKERS AND SERVICE - 0.63%
558,949		AON Corp	22,816
38,000		Brown & Brown, Inc	719
134,351	e	Hartford Financial Services Group, Inc	1,055
247,781		Marsh & McLennan Cos, Inc	5,018
367,602		Millea Holdings, Inc	8,894
1,024,277		QBE Insurance Group Ltd	13,725
90,748		Unipol Gruppo Finanziario S.p.A.	80
185,583		Unipol S.p.A.	110
1,508	e	White Mountains Insurance Group Ltd	259
36,011	e	Willis Group Holdings Ltd	792
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	53,468

INSURANCE CARRIERS - 4.23%
438,056		ACE Ltd	17,697
1,003,165	e	Admiral Group plc	12,285
273,834		Aegon NV	1,064
498,979		Aetna, Inc	12,140
1,901,246		Aflac, Inc	36,808
49,000	e	Aioi Insurance Co Ltd	188

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
84,348		Alleanza Assicurazioni S.p.A	$476
453,967	e	Allianz AG.	38,155
145,565		Allstate Corp	2,788
116,000		American Financial Group, Inc	1,862
276,867	e	American International Group, Inc	277
881,609	e	AMP Ltd	2,881
87,448	*,e	Arch Capital Group Ltd	4,710
217,710		Assicurazioni Generali S.p.A.	3,731
122,683		Assurant, Inc	2,672
519,214		Aviva plc	1,611
71,795	e	AXA Asia Pacific Holdings Ltd	170
313,412		AXA S.A.	3,768
580,262		Axis Capital Holdings Ltd	13,079
9,992		Baloise Holding AG.	639
975,000	e	China Life Insurance Co Ltd	3,233
74,794		Chubb Corp	3,165
87,058		Cigna Corp	1,531
29,729	e	Cincinnati Financial Corp	680
7,232		CNP Assurances	456
124,414		Corp Mapfre S.A.	273
69,642	e	Endurance Specialty Holdings Ltd	1,737
87,592		Everest Re Group Ltd	6,202
7,210		Fairfax Financial Holdings Ltd	1,864
40,520		Fidelity National Title Group, Inc (Class A)	791
16,344		First American Corp	433
14,186	e	Fondiaria-Sai S.p.A	166
402,468		Friends Provident plc	400
59,975	e	Genworth Financial, Inc (Class A)	114
118,232	e	Great-West Lifeco, Inc	1,661
12,518		Hannover Rueckversicherung AG.	399
150,800	*,e	Health Net, Inc	2,184
160,899	*	Humana, Inc	4,196
31,879		Industrial Alliance Insurance and Financial Services, Inc	501
30,899		ING Canada, Inc	882
166,179	e	Insurance Australia Group Ltd	404
7,850		Irish Life & Permanent plc	11
30,881		KBC Groep NV	500
34,806	e	Leucadia National Corp	518
76,659	e	Lincoln National Corp	513
59,746		Loews Corp	1,320
631,394		Manulife Financial Corp	7,111
187,038	*	MAX India Ltd	362
49,767		Mediolanum S.p.A.	172
744,064		Metlife, Inc	16,942
36,601		Mitsui Sumitomo Insurance Group Holdings, Inc	841
199,010	e	Muenchener Rueckver AG.	24,272
64,000	e	Nipponkoa Insurance Co Ltd	366
12,000	e	Nissay Dowa General Insurance Co Ltd	46
990,934		Old Mutual plc	738
66,224	e	Old Republic International Corp	717
229,248	e	PartnerRe Ltd	14,229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
75,356		Platinum Underwriters Holdings Ltd	$2,137
146,068		Power Corp Of Canada	2,277
104,074	e	Power Financial Corp	1,699
52,721	e	Principal Financial Group	431
112,800		Progressive Corp	1,516
429,088		Prudential Financial, Inc	8,161
1,045,199		Prudential plc	5,054
24,274	e	Reinsurance Group of America, Inc (Class A)	786
96,315	e	RenaissanceRe Holdings Ltd	4,762
693,132		Royal & Sun Alliance Insurance Group plc	1,294
86,760		Sampo Oyj (A Shares)	1,282
36,806	e	SCOR	758
27,138		SNS Reaal	96
81,709	e	Sompo Japan Insurance, Inc	417
1,618		Sony Financial Holdings, Inc	4,299
480,484		Standard Life plc	1,145
10,718	e	Storebrand ASA	33
236,184		Sun Life Financial, Inc	4,279
6,801		Swiss Life Holding	469
68,090		Swiss Reinsurance Co	1,115
145,648	e	T&D Holdings, Inc	3,465
3,648	*,e	Topdanmark AS	359
22,160	e	Torchmark Corp	581
409,155		Travelers Cos, Inc	16,628
6,851	e	TrygVesta A.S.	346
637,258		UnitedHealth Group, Inc	13,338
98,756	e	UnumProvident Corp	1,234
21,591		W.R. Berkley Corp	487
40,000	*,e	WellCare Health Plans, Inc	450
133,147	*	WellPoint, Inc	5,056
9,015	e	Wiener Staedtische Allgemeine Versicherung AG.	260
2,446,015	e	XL Capital Ltd (Class A)	13,356
39,177	e	Zurich Financial Services AG.	6,200
		TOTAL INSURANCE CARRIERS	360,701

LEATHER AND LEATHER PRODUCTS - 0.17%
39,584	e	Adidas-Salomon AG.	1,318
587,031	*	Coach, Inc	9,803
47,080	e	LVMH Moet Hennessy Louis Vuitton S.A.	2,958
62,589	e	Yue Yuen Industrial Holdings	143
		TOTAL LEATHER AND LEATHER PRODUCTS	14,222

LEGAL SERVICES - 0.01%
19,381	*,e	FTI Consulting, Inc	959
		TOTAL LEGAL SERVICES	959

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
67,764	e	Brisa-Auto Estradas de Portugal S.A.	468
183,028		ComfortDelgro Corp Ltd	164
41,581	e	Keihin Electric Express Railway Co Ltd	299
29,772	e	Keisei Electric Railway Co Ltd	148
3,688		National Express Group plc	8
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,087

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
LUMBER AND WOOD PRODUCTS - 0.01%
67,237	*,e	Sino-Forest Corp	$469
		TOTAL LUMBER AND WOOD PRODUCTS	469

METAL MINING - 2.64%
61,193	e	Agnico-Eagle Mines Ltd	3,517
109,842	e	Alumina Ltd	98
1,623,185	e	Anglo American plc	27,622
103,952		Antofagasta plc	752
477,400		Barrick Gold Corp	15,477
431,729		Barrick Gold Corp	13,974
1,637,340		BHP Billiton Ltd	36,330
747,657		BHP Billiton plc	14,858
8,250	e	Boliden AB	43
154,883		Cameco Corp	2,647
65,406		Cleveland-Cliffs, Inc	1,188
278,570	e	Companhia Vale do Rio Doce (ADR)	3,705
156,091	*,e	Eldorado Gold Corp	1,411
78,871		Eurasian Natural Resources Corp	511
29,740		First Quantum Minerals Ltd	837
164,017	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	6,251
70,000	e	Gold Fields Ltd (ADR)	794
308,115		Goldcorp, Inc	10,372
115,547	e	IAMGOLD Corp	997
18,815		Inmet Mining Corp	466
106,086	*,e	Ivanhoe Mines Ltd	655
42,485		Kazakhmys plc	226
279,251		Kinross Gold Corp	5,074
424,648	*,e	Lihir Gold Ltd	969
30,447	e	Lonmin PLC	622
9,438	*,e	Lundin Mining Corp	15
1		MMC Norilsk Nickel (ADR)	-	^
353,554		Newcrest Mining Ltd	8,046
119,281		Newmont Mining Corp	5,339
40,054	e	Orica Ltd	412
250,732	e	Oxiana Ltd	97
963,035	*,e	Paladin Resources Ltd	2,277
34,493	*,e	PAN American Silver Corp	609
9,957,277	*,e	Pan Australian Resources Ltd	1,973
336,596	e	Rio Tinto Ltd	13,240
885,242	e	Rio Tinto plc	29,849
125,662	e	Sherritt International Corp	294
116,373	*,e	Silver Wheaton Corp	955
160,000	e	Southern Copper Corp	2,787
3,440,000	e	Straits Asia Resources Ltd	1,866
2,100	e	Sumitomo Titanium Corp	54
424,792	e	Teck Cominco Ltd	2,375
13,000	*,e	Uranium One, Inc	26
29,876	e	Vedanta Resources plc	290
369,471		Xstrata plc	2,475

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
281,610		Yamana Gold, Inc	$2,630
		TOTAL METAL MINING	225,005

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.13%
29,687	e	Bulgari S.p.A.	131
101,173		Compagnie Financiere Richemont S.A.	1,580
2,073,022		Futuris Corp Ltd	512
93,424		Hasbro, Inc	2,342
107,310		Mattel, Inc	1,237
17,973	e	Namco Bandai Holdings, Inc	178
60,029		Sankyo Co Ltd	2,590
5,981	e	Societe BIC S.A.	294
98,169		Tyco International Ltd	1,920
17,275	e	Yamaha Corp	167
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	10,951

MISCELLANEOUS RETAIL - 1.16%
85,048	*	Amazon.com, Inc	6,246
1,549,969		CVS Corp	42,609
37,074	*	Dollar Tree, Inc	1,652
3,002,734		Game Group PLC	6,495
173,448		Home Retail Group	559
1,125	*,e	HSN, Inc	6
2,772,761		Hutchison Whampoa Ltd	13,594
22,096	e	Metro AG.	730
18,153	*	Office Depot, Inc	24
498,134		Origin Energy Ltd	5,126
39,435		Petsmart, Inc	827
13,576	*,e	Priceline.com, Inc	1,070
87,022	e	Shoppers Drug Mart Corp	2,991
433,912		Staples, Inc	7,858
167,200	e	Sugi Pharmacy Co Ltd	3,054
24,661	e	Tiffany & Co	532
209,202		Walgreen Co	5,430
		TOTAL MISCELLANEOUS RETAIL	98,803

MOTION PICTURES - 0.25%
384	*	Ascent Media Corp (Series A)	10
21,999	e	Astral Media, Inc	454
99,656	*,e	Discovery Communications, Inc (Class A)	1,596
22,547	*	Discovery Communications, Inc (Class C)	330
708,709		News Corp (Class A)	4,692
105,001	e	News Corp (Class B)	809
701,910		Time Warner, Inc	13,547
12,480	e	Toho Co Ltd	173
		TOTAL MOTION PICTURES	21,611

NONDEPOSITORY INSTITUTIONS - 1.01%
3,752	e	Acom Co Ltd	105
223,103		Aeon Credit Service Co Ltd	2,015
2,173	e	Aiful Corp	3
7,937	e	American Capital Ltd	15

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
231,885	e	American Express Co	$3,161
112,883	e	Capital One Financial Corp	1,382
7,460		Cattles plc	-	^
1,544,637	e	Challenger Financial Services Group Ltd	1,568
2,083,848	e	Chimera Investment Corp	7,002
18,083	e	Credit Saison Co Ltd	174
171,512		Criteria Caixacorp S.A.	554
87,436		Discover Financial Services	552
50,760	e	Federal Home Loan Mortgage Corp	39
235,097	e	Federal National Mortgage Association	165
499,486	*,e	Global Ship Lease, Inc (Class A)	1,009
160,000	*,e	Heckmann Corp	771
2,668	e	Hypo Real Estate Holding AG.	4
92,888	e	Investor AB (B Shares)	1,178
264,900	e	Japan Securities Finance Co Ltd	1,212
1,000,000		Lancashire Holdings Ltd	6,887
2,765		Lender Processing Services, Inc	85
54,592	e	ORIX Corp	1,748
1,577	e	Osaka Securities Exchange Co Ltd	5,018
6,674	e	Promise Co Ltd	104
897,048	e	Siemens AG.	51,260
68,298	*,e	SLM Corp	338
12,164	e	Takefuji Corp	57
187	*,e	Tree.com, Inc	1
		TOTAL NONDEPOSITORY INSTITUTIONS	86,407

NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
1,096,067	e	Grupo Mexico S.A. de C.V. (Series B)	806
6,065	e	Imerys S.A.	222
29,977	e	K+S AG.	1,391
32,627	e	Vulcan Materials Co	1,445
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	3,864

OIL AND GAS EXTRACTION - 4.20%
5,550	e	Acergy S.A.	35
37,259	e	Addax Petroleum Corp	807
34,194	e	Aker Kvaerner ASA	222
185,265		Anadarko Petroleum Corp	7,205
280,173		Apache Corp	17,956
203,818		Baker Hughes, Inc	5,819
3,256,960		BG Group plc	49,303
56,281		BJ Services Co	560
38,021	e	Boart Longyear Group	3
210,195		Cabot Oil & Gas Corp	4,954
27,761	*	Cairn Energy plc	866
80,931	*	Cameron International Corp	1,775
228,953		Canadian Natural Resources Ltd	8,882
100,234		Canadian Oil Sands Trust	1,928
136,985		Chesapeake Energy Corp	2,337
16,998		Cimarex Energy Co	312
2,713,000		CNOOC Ltd	2,688
26,129	*,e	Compagnie Generale de Geophysique S.A.	304

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	$-	^
24,428		Crescent Point Energy Trust	511
279,036	*,e	Denbury Resources, Inc	4,146
1,000	*,e	DET Norske Oljeselskap	1
173,936		Devon Energy Corp	7,773
77,648	e	Diamond Offshore Drilling, Inc	4,881
430,488		EnCana Corp	17,618
69,347		Enerplus Resources Fund	1,144
59,255	e	ENSCO International, Inc	1,564
56,212	e	Ensign Energy Services, Inc	487
122,369		EOG Resources, Inc	6,701
24,905	e	Equitable Resources, Inc	780
4,800	*,e	Exterran Holdings, Inc	77
17,270	*,e	Forest Oil Corp	227
547,351		Halliburton Co	8,468
63,092		Harvest Energy Trust	230
31,150	e	Helmerich & Payne, Inc	709
107,426	e	Husky Energy, Inc	2,279
2,400	e	Idemitsu Kosan Co Ltd	179
91		Inpex Holdings, Inc	628
3,200		Japan Petroleum Exploration Co	128
49,113	*,e	Lundin Petroleum AB	267
54,280	*,e	Nabors Industries Ltd	542
120,188	*	National Oilwell Varco, Inc	3,451
26,313	*,e	Newfield Exploration Co	597
302,491		Nexen, Inc	5,129
19,147		Niko Resources Ltd	891
62,197		Noble Corp	1,498
117,261		Noble Energy, Inc	6,318
1,093,462		Occidental Petroleum Corp	60,851
5,477	*,e	OPTI Canada, Inc	4
108,079	e	Patterson-UTI Energy, Inc	968
160,323		Penn West Energy Trust	1,511
203,169		Petro-Canada	5,458
63,824	*,e	PetroHawk Energy Corp	1,227
468,460		Petroleo Brasileiro S.A. (ADR)	14,274
4,900	*,e	Petroleum Geo-Services ASA	21
18,423	e	Pioneer Natural Resources Co	303
20,937	*	Plains Exploration & Production Co	361
32,170		Precision Drilling Trust	86
588,251	*,e	Pride International, Inc	10,577
57,156		ProEx Energy Ltd	424
114,941		Provident Energy Trust	439
348,212		PTT Exploration & Production PCL	955
2,800	*	Quicksilver Resources, Inc	16
167,241		Range Resources Corp	6,884
22,879	e	Rowan Cos, Inc	274
367,660		Santos Ltd	4,308
35,028	e	SBM Offshore NV	467
563,505		Schlumberger Ltd	22,890
56,746	e	SeaDrill Ltd	552
41,277		Smith International, Inc	887

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
112,012	*	Southwestern Energy Co	$3,326
429,618		Talisman Energy, Inc	4,549
19,878	e	Technip S.A.	703
40,567	e	Tidewater, Inc	1,506
89,264	*	Transocean Ltd	5,252
54,174	e	Trican Well Service Ltd	277
166,160		Tullow Oil plc	1,914
29,105	*,e	Ultra Petroleum Corp	1,045
28,000	*,e	Unit Corp	586
132,956	*,e	Weatherford International Ltd	1,472
56,657	e	Woodside Petroleum Ltd	1,501
618,683		XTO Energy, Inc	18,944
		TOTAL OIL AND GAS EXTRACTION	357,992

PAPER AND ALLIED PRODUCTS - 0.23%
14,926	*	Domtar Corporation	14
2,303	*,e	Exor S.p.A	23
29,772		Greif, Inc (Class A)	991
10,837	e	Holmen AB (B Shares)	180
221,400	e	International Paper Co	1,559
1,638	*	Istituto Finanziario Industriale S.p.A.	11
188,307		Kimberly-Clark Corp	8,683
11,600	e	Lee & Man Paper Manufacturing Ltd	6
44,424	e	MeadWestvaco Corp	533
25,042	e	Metso Oyj	296
10,435		Mondi plc	22
8,800	e	Nippon Paper Group, Inc	212
83,563	e	OJI Paper Co Ltd	338
3,407		Smurfit Kappa Group plc	6
36,000		Sonoco Products Co	755
129,916	e	Stora Enso Oyj (R Shares)	461
108,108	e	Svenska Cellulosa AB (B Shares)	822
67,741	e	Uni-Charm Corp	4,106
119,528		UPM-Kymmene Oyj	692
		TOTAL PAPER AND ALLIED PRODUCTS	19,710

PERSONAL SERVICES - 0.08%
3,621,407	e	Chaoda Modern Agriculture	2,163
26,967		Cintas Corp	667
119,533		H&R Block, Inc	2,174
545,838		Kuala Lumpur Kepong BHD	1,587
51,586	e	Rentokil Initial plc	33
		TOTAL PERSONAL SERVICES	6,624

PETROLEUM AND COAL PRODUCTS - 6.19%
11,415,410	e	BP plc	77,229
172,872		BP plc (ADR)	6,932
13,134	e	Caltex Australia Ltd	81
1,269,746		Chevron Corp	85,378
433,869		ConocoPhillips	16,990
60,000		Cosmo Oil Co Ltd	181
1,054,584		ENI S.p.A.	20,484

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
2,042,717		Exxon Mobil Corp	$139,109
36,178	e	Galp Energia SGPS S.A.	432
22,100		Hellenic Petroleum S.A.	211
167,691		Hess Corp	9,089
128,494	e	Imperial Oil Ltd	4,668
521,381		Marathon Oil Corp	13,707
88,027		Murphy Oil Corp	3,941
27,288	e	Neste Oil Oyj	363
86,843		Nippon Mining Holdings, Inc	342
32,210		OMV AG.	1,078
39,196		Reliance Industries Ltd	1,178
142,689		Repsol YPF S.A.	2,470
1,169,735	e	Royal Dutch Shell plc (A Shares)	26,368
1,165,638		Royal Dutch Shell plc (B Shares)	25,606
13,204	*	SandRidge Energy, Inc	87
51,339		Saras S.p.A.	135
20,666		Showa Shell Sekiyu KK	187
411,510	e	Statoil ASA	7,281
252,582		Suncor Energy, Inc	5,610
392,980	e	Suncor Energy, Inc	8,771
23,321	e	Sunoco, Inc	618
131,998	e	Tesoro Corp	1,778
27,353	e	TonenGeneral Sekiyu KK	266
1,272,092	e	Total S.A.	63,252
190,800		Valero Energy Corp	3,414
		TOTAL PETROLEUM AND COAL PRODUCTS	527,236

PIPELINES, EXCEPT NATURAL GAS - 0.12%
8,171	*,e	Kinder Morgan Management LLC	333
120,379		Spectra Energy Corp	1,702
255,296	e	TransCanada Corp	6,040
286,500		Wellstream Holdings plc	1,776
		TOTAL PIPELINES, EXCEPT NATURAL GAS	9,851

PRIMARY METAL INDUSTRIES - 0.75%
31,962	e	Acerinox S.A.	372
8,700		AK Steel Holding Corp	62
154,732	e	Alcoa, Inc	1,136
18,772	e	Allegheny Technologies, Inc	412
274,316	*,e	ArcelorMittal	5,567
63,940	e	BlueScope Steel Ltd	114
467,271		Corning, Inc	6,201
33,698	e	Daido Steel Co Ltd	83
29,530		DOWA HOLDINGS CO Ltd	109
1,176,458	e	Furukawa Electric Co Ltd	3,304
65,619		Gerdau Ameristeel Corp	198
51,880	e	JFE Holdings, Inc	1,124
42,314		Johnson Matthey plc	639
259,723	e	Kobe Steel Ltd	331
4,200	e	Maruichi Steel Tube Ltd	90
111,186	e	Mitsubishi Materials Corp	298
38,239	e	Mitsui Mining & Smelting Co Ltd	63

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
511,818	e	Nippon Steel Corp	$1,360
104,036	e	Norsk Hydro ASA	393
79,041	e	Nucor Corp	3,017
70,023		OneSteel Ltd	110
26,519	e	Outokumpu Oyj	288
92,882		Precision Castparts Corp	5,564
745,585		Steel Authority Of India	1,417
4,400	e	Steel Dynamics, Inc	39
680,243	e	Straits Resources Ltd	601
65,156		Sumitomo Electric Industries Ltd	540
3,020,333	e	Sumitomo Metal Industries Ltd	6,011
54,449	e	Sumitomo Metal Mining Co Ltd	518
264,521		Tenaris S.A.	2,692
697	e	Toho Titanium Co Ltd	8
11,948	e	Tokyo Steel Manufacturing Co Ltd	119
24,205		Umicore	447
35,116	e	United States Steel Corp	742
209,687		Usinas Siderurgicas de Minas Gerais S.A.	2,667
180,858		Vallourec	16,774
22,617	e	Voestalpine AG.	295
4,400	e	Yamato Kogyo Co Ltd	92
		TOTAL PRIMARY METAL INDUSTRIES	63,797

PRINTING AND PUBLISHING - 0.59%
2,908,000		AMVIG Holdings Ltd	1,632
50,138		Dai Nippon Printing Co Ltd	455
56,363	e	Daily Mail & General Trust	189
53,709		Dun & Bradstreet Corp	4,136
800	e	EW Scripps Co (Class A)	1
47,661	e	Gannett Co, Inc	105
248,067	e	John Fairfax Holdings Ltd	175
23,772	e	Lagardere S.C.A.	668
107,804		McGraw-Hill Cos, Inc	2,465
171,688	e	Orkla ASA	1,180
25,576	e	PagesJaunes Groupe S.A.	216
2,134,868		Pearson plc	21,488
39,110	e	R.R. Donnelley & Sons Co	287
120,220		Reed Elsevier NV	1,288
1,338,220		Reed Elsevier plc	9,620
16,226	e	Sanoma-WSOY Oyj	207
127,344	e	Singapore Press Holdings Ltd	212
94,890	e	Thomson Corp	2,438
37,206	e	Thomson Reuters plc	833
44,540	e	Toppan Printing Co Ltd	301
46,660		United Business Media Ltd	285
1,046		Washington Post Co (Class B)	374
58,482		Wolters Kluwer NV	949
110,222	e	Yellow Pages Income Fund	527
		TOTAL PRINTING AND PUBLISHING	50,031

RAILROAD TRANSPORTATION - 0.67%
15,934	e	Asciano Group	10

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
105,314		Burlington Northern Santa Fe Corp	$6,335
200,123		Canadian National Railway Co	7,174
69,763		Canadian Pacific Railway Ltd	2,076
162		Central Japan Railway Co	907
245,601		CSX Corp	6,349
234,100		East Japan Railway Co	12,132
354,228		Firstgroup PLC	1,360
716,400	e	Hankyu Hanshin Holdings, Inc	3,235
50,986	*,e	Kansas City Southern Industries, Inc	648
128,469		MTR Corp	309
94,795		Norfolk Southern Corp	3,199
106,114		Stagecoach Group plc	183
267,366		Union Pacific Corp	10,991
578		West Japan Railway Co	1,822
		TOTAL RAILROAD TRANSPORTATION	56,730

REAL ESTATE - 0.75%
1,008,159	e	Agile Property Holdings Ltd	571
653,000	e	Allgreen Properties Ltd	174
10,195,901	*,m	Ayala Land, Inc	21
5,383,901		Ayala Land, Inc	635
1,269,978	e	British Land Co plc	6,574
90,693	e	Brookfield Properties Corp	524
2,574,994	e	CapitaLand Ltd	3,945
519,516	e	CapitaMall Trust	451
15,261	*,e	CB Richard Ellis Group, Inc (Class A)	62
209,696		Cheung Kong Holdings Ltd	1,806
827,000		China Aoyuan Property Group Ltd	105
88,304	e	Chinese Estates Holdings Ltd	107
41,495	e	City Developments Ltd	139
7,966	e	Corio NV	330
181,200		Daibiru Corp	1,444
20,265,600		Erawan Group PCL	726
4,800	e	Forest City Enterprises, Inc (Class A)	17
2,739	e	Gecina S.A.	105
279,000	*,e	Genting International plc	96
57,507	e	Hammerson plc	210
73,000	e	Hang Lung Group Ltd	222
1,192,793		Hang Lung Properties Ltd	2,801
90,273		Henderson Land Development Co Ltd	344
61,717		Hopewell Holdings	162
55,994		Hysan Development Co Ltd	95
5,261		ICADE	373
6,159,600		IGB Corp BHD	2,281
13,056	*,e	IMMOFINANZ Immobilien Anlagen AG.	15
2,640		IVG Immobilien AG.	16
234,000	e	Keppel Land Ltd	223
2,786,500		KLCC Property Holdings BHD	2,293
15,682	e	Klepierre	276
18,472,000		Lai Fung Holdings Ltd	234
5,000,000		Land and Houses PCL	420
92,329	e	Land Securities Group plc	579

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
12,306	e	Leighton Holdings Ltd	$165
50,354	e	Liberty International plc	281
196,751		Link Real Estate Investment Trust	389
129,595		Macquarie Goodman Group	29
7,313,500	*	Metro Pacific Investments Corp	439
106,707		Mirvac Group	63
1,203,614		Mitsubishi Estate Co Ltd	13,400
197,863		Mitsui Fudosan Co Ltd	2,133
327,000	*	Mongolia Energy Co ltd	95
2,970,550		New World Development Ltd	2,963
5,700	e	Nomura Real Estate Holdings, Inc	86
906		NTT Urban Development Corp	721
7,805,174		Rich Development Co Ltd	1,788
82,672	e	Segro plc	27
3,021,744	*	Shanghai Forte Land Co	491
10,181,673		Shanghai Real Estate Ltd	788
165,212	e	Sino Land Co	165
10,805,000		SM Prime Holdings	1,632
2,066,800		SP Setia BHD	1,582
1,926,000		SPG Land Holdings Ltd	256
5,841		Stockland	12
123,018		Stockland Trust Group	264
167,256	e	Sumitomo Realty & Development Co Ltd	1,830
239,448		Sun Hung Kai Properties Ltd	2,144
29,572	e	Tokyo Tatemono Co Ltd	76
48,988	e	Tokyu Land Corp	134
17,376	e	Unibail	2,462
3,208,260	*	Unitech Corporate Parks plc	598
88,000		Wheelock & Co Ltd	148
13,000	e	Yanlord Land Group Ltd	10
12,296		YNH Property BHD	2
1,112,000	*	Zhong An Real Estate Ltd	157
		TOTAL REAL ESTATE	63,706

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.54%
1,022,015	e	Asics Corp	7,000
421,765	e	Bayer AG.	20,173
256,161		Bridgestone Corp	3,646
1,700	e	Cooper Tire & Rubber Co	7
51,738	e	Denki Kagaku Kogyo KK	93
194,955	*,e	Goodyear Tire & Rubber Co	1,220
30,607	e	Michelin (C.G.D.E.) (Class B)	1,136
59,495	e	Mitsubishi Rayon Co Ltd	114
61,282	e	Mitsui Chemicals, Inc	148
52,751		Newell Rubbermaid, Inc	337
93,348		Nike, Inc (Class B)	4,377
12,351	e	NOK Corp	104
24,743	e	Nokian Renkaat Oyj	291
534,453		Pirelli & C S.p.A.	125
9,588		Puma AG. Rudolf Dassler Sport	1,456
39,053		Sealed Air Corp	539

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
751,359	e	SSL International plc	$4,840
18,702	e	Sumitomo Rubber Industries, Inc	123
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	45,729

SECURITY AND COMMODITY BROKERS - 1.98%
69,507		Ameriprise Financial, Inc	1,424
103,566	e	Australian Stock Exchange Ltd	2,114
22,724	e,m	Babcock & Brown Ltd	5
48,281	e	BlackRock, Inc	6,278
38,000		Broadridge Financial Solutions, Inc	707
256,738		Charles Schwab Corp	3,979
19,329		CME Group, Inc	4,762
902,880		Credit Suisse Group	27,492
750,355	e	Daiwa Securities Group, Inc	3,244
41,054	e	Deutsche Boerse AG.	2,475
67,815		Franklin Resources, Inc	3,653
339,001		Goldman Sachs Group, Inc	35,941
649,598	e	Hong Kong Exchanges and Clearing Ltd	6,135
102,219		ICAP plc	446
50,076	e	IGM Financial, Inc	1,208
8,394	*,e	IntercontinentalExchange, Inc	625
279,313		Invesco Ltd	3,871
1,398,100	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	1,912
4,638	e	Janus Capital Group, Inc	31
75,000		Lazard Ltd (Class A)	2,205
1,186,617		Legal & General Group plc	732
449,781	e	Legg Mason, Inc	7,152
31,722	e	London Stock Exchange Group plc	257
1,800	*	Loomis AB	14
30,186	e	Macquarie Group Ltd	568
366,656		Man Group plc	1,150
7,700	e	Matsui Securities Co Ltd	50
503,171	e	Morgan Stanley	11,457
21,835	*,e	Nasdaq Stock Market, Inc	428
6,150,999	e	Nomura Holdings, Inc	30,760
21,052	e	NYSE Euronext	377
3,655	e	Perpetual Trustees Australia Ltd	68
20,000	e	Raymond James Financial, Inc	394
27,723	e	Schroders plc	315
21,009		SEI Investments Co	257
57,956		Shinko Securities Co Ltd	112
925,111	e	Singapore Exchange Ltd	3,102
40,399	e	T Rowe Price Group, Inc	1,166
36,579	*,e	TD Ameritrade Holding Corp	505
33,194	e	TMX Group, Inc	942
		TOTAL SECURITY AND COMMODITY BROKERS	168,313

SPECIAL TRADE CONTRACTORS - 0.01%
14,131		Kinden Corp	114
22,486	*,e	Quanta Services, Inc	483
		TOTAL SPECIAL TRADE CONTRACTORS	597

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
STONE, CLAY, AND GLASS PRODUCTS - 0.65%
170,420		3M Co	$8,473
686,298		Asahi Glass Co Ltd	3,598
49,692	e	Boral Ltd	125
69,643		Bradespar S.A.	680
48,093		Cimpor Cimentos de Portugal S.A.	239
239,347	*	CRH plc	5,215
921,214		CRH plc	19,850
5,758	e	CRH plc (IRELAND)	125
11,132	e	FLSmidth & Co AS	283
4,869	e	HeidelbergCement AG.	160
312,240	e	Holcim Ltd	11,131
13,904		Italcementi S.p.A.	73
16,728	e	Italcementi S.p.A.	169
45,516		James Hardie Industries NV	133
24,569	e	Lafarge S.A.	1,106
6,270		Martin Marietta Materials, Inc	497
23,035	e	NGK Insulators Ltd	350
58,222	e	Nippon Sheet Glass Co Ltd	142
134,807	*	Owens-Illinois, Inc	1,947
5,609		Pargesa Holding S.A.	298
99,376	e	Taiheiyo Cement Corp	145
11,585		Titan Cement Co S.A.	246
28,977	e	Toto Ltd	144
16,407	e	Wienerberger AG.	130
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	55,259

TEXTILE MILL PRODUCTS - 0.03%
2,530,340		Far Eastern Textile Co Ltd	1,970
11,426	*,e	Mohawk Industries, Inc	341
11,216	e	Nisshinbo Industries, Inc	105
86,807	e	Teijin Ltd	187
		TOTAL TEXTILE MILL PRODUCTS	2,603

TOBACCO PRODUCTS - 1.37%
985,208		Altria Group, Inc	15,783
167,700		British American Tobacco Malaysia BHD	2,093
996,766	e	British American Tobacco plc	23,069
29,340	e	Fortune Brands, Inc	720
3,352,728		Huabao International Holdings Ltd	2,760
440,878	e	Imperial Tobacco Group plc	9,913
2,158		Japan Tobacco, Inc	5,710
150,913		Lorillard, Inc	9,317
1,299,690		Philip Morris International, Inc	46,243
50,173		Swedish Match AB	727
		TOTAL TOBACCO PRODUCTS	116,335

TRANSPORTATION BY AIR - 0.19%
7,193	e	Aeroports de Paris	382
4,954,000		Air China Ltd	1,598
25,794	e	Air France-KLM	230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
71,000	e	All Nippon Airways Co Ltd	$277
55,029	*,e	AMR Corp	176
95,121		Auckland International Airport Ltd	93
151,115		British Airways plc	305
115,237	e	Cathay Pacific Airways Ltd	114
98,372	*,e	Continental Airlines, Inc (Class B)	867
391,465	*	Delta Air Lines, Inc	2,204
113,472		FedEx Corp	5,048
7,566	e	Fraport AG. Frankfurt Airport Services Worldwide	244
6,400	e	Hong Kong Aircraft Engineerg	55
120,786		Iberia Lineas Aereas de Espana	254
99,000	*,e	Japan Airlines Corp	200
66,883		Macquarie Airports	84
1,249,918		Qantas Airways Ltd	1,517
74,157	*	Ryanair Holdings plc	285
1,241	*,e	Ryanair Holdings plc (ADR)	29
44,774		Singapore Airlines Ltd	294
136,346	e	Southwest Airlines Co	863
223,000	e	UAL Corp	999
88,890	*,e	Virgin Blue Holdings Ltd	15
		TOTAL TRANSPORTATION BY AIR	16,133

TRANSPORTATION EQUIPMENT - 2.51%
18,842		Aisin Seiki Co Ltd	294
1,653,761	e	Austal Ltd	2,001
175,167		Autoliv, Inc	3,253
728,135		BAE Systems plc	3,495
354,997	e	Bayerische Motoren Werke AG.	10,277
1,456		Bayerische Motoren Werke AG.	25
323,609		Boeing Co	11,514
1,138,346	e	Bombardier, Inc	2,654
241,074		Cobham plc	594
84,584	e	Cosco Corp Singapore Ltd	46
21,000	e	Daihatsu Motor Co Ltd	163
374,560	e	DaimlerChrysler AG.	9,495
225,735	e	Denso Corp	4,452
2,008,000		Denway Motors Ltd	777
72,950	e	European Aeronautic Defence and Space Co	849
536,065	e	Fiat S.p.A.	3,753
512,413	*,e	Ford Motor Co	1,348
489,000		Fuji Heavy Industries Ltd	1,591
253,822		General Dynamics Corp	10,556
144,464	e	General Motors Corp	280
47,147		Genuine Parts Co	1,408
20,026		GKN plc	20
23,450		Goodrich Corp	889
45,469	e	Harley-Davidson, Inc	609
16,398		Harsco Corp	364
28,182	e	Hino Motors Ltd	61
734,268		Honda Motor Co Ltd	17,173
468,251		Honeywell International, Inc	13,045
40,935		Hyundai Motor Co	1,642

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,589,269		Isuzu Motors Ltd	$1,911
13,945	e	Jardine Cycle & Carriage Ltd	109
15,095	e	JTEKT Corp	104
145,044	e	Kawasaki Heavy Industries Ltd	287
1,467,375		Keppel Corp Ltd	4,834
212,496		Lockheed Martin Corp	14,669
44,386		Magna International, Inc	1,181
39,358	e	MAN AG.	1,715
103,000	e	Mazda Motor Corp	171
76,745		Meggitt plc	141
380,000	*,e	Mitsubishi Motors Corp	480
78,875	e	Mitsui Engineering & Shipbuilding Co Ltd	131
17,421		NHK Spring Co Ltd	62
209,106		Northrop Grumman Corp	9,125
66,401	e	NSK Ltd	253
2,165		Oshkosh Truck Corp	15
67,070	e	Paccar, Inc	1,728
53,395	e	Peugeot S.A.	1,010
28,641		Porsche AG.	1,346
268,921	e	Renault S.A.	5,533
351,424	e	Rolls-Royce Group plc	1,482
71,538	e	Scania AB (B Shares)	583
81,372	e	SembCorp Marine Ltd	97
7,361	e	Shimano, Inc	220
131,074		Singapore Technologies Engineering Ltd	212
50,000	*,e	Spirit Aerosystems Holdings, Inc (Class A)	499
289,296	e	Suzuki Motor Corp	4,761
17,630	e	Thales S.A.	668
1,382	e	Tokai Rika Co Ltd	14
172,140		Tomkins PLC	299
7,096	e	Toyoda Gosei Co Ltd	106
17,594	e	Toyota Industries Corp	372
1,365,925	e	Toyota Motor Corp	43,054
249,023		United Technologies Corp	10,703
14,862		Valeo S.A.	217
18,286		Volkswagen AG.	1,053
72,345	e	Volvo AB (A Shares)	386
214,163	e	Volvo AB (B Shares)	1,139
19,489		Yamaha Motor Co Ltd	172
8,172	e	Zodiac S.A.	206
		TOTAL TRANSPORTATION EQUIPMENT	213,676

TRANSPORTATION SERVICES - 0.06%
52,181	e	Autostrade S.p.A.	789
32,670		CH Robinson Worldwide, Inc	1,490
48,454	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	217
44,925	e	Deutsche Lufthansa AG.	488
62,546		Expeditors International Washington, Inc	1,769
6,171		Hopewell Highway Infrastructure Ltd	3
3,025	*	Interval Leisure Group, Inc	16
2,569	*,e	KarstadtQuelle AG.	6
51,657	e	Toll Holdings Ltd	224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
42,332	e	TUI AG.	$227
		TOTAL TRANSPORTATION SERVICES	5,229

TRUCKING AND WAREHOUSING - 0.61%
1,891,769		Deutsche Post AG.	20,384
106,340	e	DSV AS	780
37,495	e	J.B. Hunt Transport Services, Inc	904
62,427	e	Kerry Properties Ltd	151
12,262	e	Mitsubishi Logistics Corp	118
6,443	e	Neopost S.A.	500
77,343		Nippon Express Co Ltd	241
1,163,546		TNT NV	19,911
179,807		United Parcel Service, Inc (Class B)	8,850
37,378	e	Yamato Transport Co Ltd	349
		TOTAL TRUCKING AND WAREHOUSING	52,188

WATER TRANSPORTATION - 0.31%
107		AP Moller - Maersk AS (Class A)	464
215		AP Moller - Maersk AS (Class B)	943
167,022		Aries Maritime Transport Ltd	68
112,804		Carnival Corp	2,437
31,563	e	Carnival plc	718
123,816	e	Danaos Corp	414
4,161,139		DP World Ltd	999
211,500	e	DryShips, Inc	1,077
74,160		Euronav NV	1,092
12,900	e	Frontline Ltd	230
186,298	e	Hamburger Hafen und Logistik AG.	4,604
4,983,000		International Container Term Services, Inc	1,237
212,323		Kamigumi Co Ltd	1,405
58,186	e	Kawasaki Kisen Kaisha Ltd	179
11,651	*,e	Kuehne & Nagel International AG.	680
826,145	e	Mitsui OSK Lines Ltd	4,015
48,838	e	Neptune Orient Lines Ltd	38
526,491	e	Nippon Yusen Kabushiki Kaisha	2,005
160,502	e	Omega Navigation Enterprises, Inc (Class A)	594
21,364		Orient Overseas International Ltd	53
2,423,314		Pacific Basin Shipping Ltd	1,104
40,523	e	Royal Caribbean Cruises Ltd	325
34,080	e	Shun TAK Holdings Ltd	10
1,044,000		U-Ming Marine Transport Corp	1,572
		TOTAL WATER TRANSPORTATION	26,263

WHOLESALE TRADE-DURABLE GOODS - 0.81%
40,306	*	Arrow Electronics, Inc	768
65,485	e	Assa Abloy AB (Class B)	613
281,887		Banpu PCL	1,701
16,716	e	BorgWarner, Inc	339
65,465	e	Bunzl plc	513
7,671		Canon Marketing Japan, Inc	107
1,164,000		China National Building Material Co Ltd	1,724
377,482	e	Compagnie de Saint-Gobain	10,592

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,690,000		Dongfeng Motor Group Co Ltd	$874
72,600	e	Finning International, Inc	726
105,909	*,e	Fortescue Metals Group Ltd	188
595,116	e	Itochu Corp	2,874
260,881	e	Li & Fung Ltd	613
913,544		Mitsubishi Corp	11,859
824,709	e	Mitsui & Co Ltd	8,215
252,905		Nissan Motor Co Ltd	894
83,715	e	Nisshin Steel Co Ltd	140
20,610	*,e	Patterson Cos, Inc	389
23,115		Prysmian S.p.A.	230
2,041,063		PT Astra International Tbk	2,517
900,000		Rajesh Exports Ltd	446
21,437		Rautaruukki Oyj	343
16,000		Reliance Steel & Aluminum Co	421
215	e	Rockwool International AS (B Shares)	13
43,128	e	Schneider Electric S.A.	2,871
12,895	e	Sims Group Ltd	151
110,047	e	Sumitomo Corp	937
13,298	e	THK Co Ltd	178
136,454	e	ThyssenKrupp AG.	2,388
9,545	e	W.W. Grainger, Inc	670
12,264		Wesfarmers Ltd	162
1,054,261		Wesfarmers Ltd	13,819
162,128	e	Wolseley plc	538
		TOTAL WHOLESALE TRADE-DURABLE GOODS	68,813

WHOLESALE TRADE-NONDURABLE GOODS - 0.76%
2,200		ABC-Mart, Inc	42
52,551		Akzo Nobel NV	1,990
3,283		Alfresa Holdings Corp	119
376,563	e	Billabong International Ltd	2,226
10,525	e	Brown-Forman Corp (Class B)	409
83,633		Cardinal Health, Inc	2,633
8,575	e	Casino Guichard Perrachon S.A.	558
16,521		Celesio AG.	305
3,186,000		Dalian Port PDA Co Ltd	1,028
9,254		Danisco AS	277
85,278	*	Dean Foods Co	1,542
59,886	*	Endo Pharmaceuticals Holdings, Inc	1,059
671,615		Esprit Holdings Ltd	3,423
2,943,439	e	Foster's Group Ltd	10,356
47,902	*,e	Gildan Activewear, Inc	390
59,240		Hanwha Corp	1,263
17,082	*,e	Henry Schein, Inc	683
300,000		Herbalife Ltd	4,494
15,795	e	Kikkoman Corp	131
1,259,267	e	Marubeni Corp	3,880
73,992		Metcash Ltd	209
42,733		Metro, Inc	1,285
128,400		Nippon Oil Corp	632
5,142,050		Noble Group Ltd	4,023

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
75,100	e	San-A Co Ltd	$2,090
1,638,056		Sojitz Holdings Corp	1,936
7,571	e	Suzuken Co Ltd	197
116,706		Sysco Corp	2,661
52,232		Terra Industries, Inc	1,467
215,000		Unilever NV	4,214
487,354		Unilever NV	9,614
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	65,136

		TOTAL COMMON STOCKS	8,397,502
		(Cost $12,331,316)

RIGHTS / WARRANTS - 0.03%
AMUSEMENT AND RECREATION SERVICES - 0.00%**
10,021		William Hill plc	9
		TOTAL AMUSEMENT AND RECREATION SERVICES	9

DEPOSITORY INSTITUTIONS - 0.03%
51,371	e	Banco Espirito Santo S.A.	82
457,527	m	Fortis	0
1,079,447		HSBC Holdings plc	2,184
4,479,145		Nordea Bank AB	512
28,765	m	Pohjola Bank plc	39
1,614,589	m	Royal Bank of Scotland Group plc	0
		TOTAL DEPOSITORY INSTITUTIONS	2,817

ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%**
259,324	m	DUET Group	65
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	65

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
22,780		IJM Land BHD	1
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1

INSURANCE CARRIERS - 0.00%**
124,414		Mapfre S.A.	2
		TOTAL INSURANCE CARRIERS	2

NONDEPOSITORY INSTITUTIONS - 0.00%**
288,903		Heckmann Corp	220
		TOTAL NONDEPOSITORY INSTITUTIONS	220

PRIMARY METAL INDUSTRIES - 0.00%**
10,913	m	DOWA HOLDINGS CO LTD	-	^
		TOTAL PRIMARY METAL INDUSTRIES	-	^

REAL ESTATE - 0.00%**
992,064	m	Segro plc	68
556,400		SP Setia BHD	40
		TOTAL REAL ESTATE	108

STONE, CLAY, AND GLASS PRODUCTS - 0.00%**
1,644		CRH plc	36
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	36

WATER TRANSPORTATION - 0.00%**
600,000		Global Ship Lease, Inc	42
		TOTAL WATER TRANSPORTATION	42

		TOTAL RIGHTS / WARRANTS	3,300
		(Cost $4,229)

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 20.08%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.74%
$ 12,180,000	Federal Home Loan Bank (FHLB)	0.000%	04/13/09	$12,180
13,700,000	FHLB	0.000	05/15/09	13,697
14,000,000	FHLB	0.000	06/18/09	13,994
11,355,000	Federal Home Loan Mortgage Corp (FHLMC)	0.000	06/15/09	11,351
10,000,000	FHLMC	0.000	07/21/09	9,993
2,000,000	Federal National Mortgage Association (FNMA)	0.000	04/13/09	2,000
	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			63,215
	(Cost $61,649)

U.S. TREASURY BILLS - 0.46%
38,900,000	United States Treasury Bill	0.000	09/03/09	38,841
	TOTAL U.S. TREASURY BILLS			38,841
	(Cost $38,848)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 18.88%

REPURCHASE AGREEMENTS - 9.20%
150,000,000	BNP			150,000
170,000,000	Goldman Sachs			170,000
110,000,000	JPMorgan Chase & Co			110,000
205,000,000	Merrill Lynch			205,000
149,201,000	Salomon Bros.			149,201
	TOTAL REPURCHASE AGREEMENTS			784,201

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.87%
65,000,000	Federal Home Loan Bank (FHLB)			64,969
60,000,000	Federal National Mortgage Association (FNMA)			59,974
120,000,000	FNMA			119,952
	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			244,895

VARIABLE NOTES - 6.81%
15,000,000	American Express Credit Account Master Trust			14,019
5,000,000	American Express Credit Account Master Trust			4,942
11,000,000	American Express Credit Account Master Trust			9,650
14,000,000	American Express Credit Account Master Trust			13,102
15,000,000	BA Credit Card Trust			14,308
11,000,000	BA Credit Card Trust			10,319
30,000,000	Bank of America NA			27,968
5,000,000	Bank One Issuance Trust			4,666
30,000,000	Barclays Bank plc			29,987
3,375,362	Brunel Residential Mortgage Securitization PLC			3,353
5,000,000	Capital One Multi-Asset Execution Trust			4,897
8,000,000	Capital One Multi-Asset Execution Trust			7,237
30,000,000	Capital One Multi-Asset Execution Trust			28,592
3,000,000	Capital One Multi-Asset Execution Trust			2,996
5,000,000	Chase Issuance Trust			4,756
9,000,000	Chase Issuance Trust			8,049
18,000,000	Chase Issuance Trust			17,818
3,875,000	Chase Issuance Trust			3,675
20,000,000	Citibank Credit Card Issuance Trust			18,058
12,000,000	Citibank Credit Card Issuance Trust			11,970
20,000,000	Citigroup Funding, Inc			17,952
7,000,000	Discover Card Master Trust			6,813
10,000,000	Discover Card Master Trust			9,748
3,000,000	Discover Card Master Trust I			2,901
2,000,000	Discover Card Master Trust I			1,906
3,000,000	Discover Card Master Trust I			2,897

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL		ISSUER	VALUE (000)
18,000,000		Discover Card Master Trust I	$16,590
12,000,000		Discover Card Master Trust I	11,130
8,000,000		GE Equipment Midticket LLC	7,391
20,000,000		General Electric Capital Corp	17,099
10,000,000		General Electric Capital Corp	9,747
6,000,000		General Electric Capital Corp	5,828
3,000,000		General Electric Capital Corp	2,581
4,000,000		General Electric Capital Corp	3,599
5,661,401		Granite Master Issuer plc	3,856
4,852,629		Granite Master Issuer plc	3,280
22,000,000		JPMorgan Chase & Co	21,439
20,000,000		JPMorgan Chase & Co	19,940
2,680,726		Medallion Trust	2,539
13,000,000		Nelnet Student Loan Trust	12,703
1,794,699		Nelnet Student Loan Trust	1,787
5,000,000		Nelnet Student Loan Trust	4,935
22,000,000		Permanent Financing plc	20,952
25,000,000		Permanent Financing plc	21,856
6,022,060		Puma Finance Ltd	4,833
25,000,000		Rabobank Nederland NV	24,697
10,000,000		SLM Student Loan Trust	9,889
8,000,000		SLM Student Loan Trust	7,662
30,000,000		SLM Student Loan Trust	26,277
10,000,000		Wachovia Corp	9,924
12,000,000		Wachovia Student Loan Trust	11,662
8,000,000		Wells Fargo & Co	7,924
7,109,679		World Omni Auto Receivables Trust	7,058
		TOTAL VARIABLE NOTES	579,757

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	1,608,853
		(Cost $1,644,675)

		TOTAL SHORT-TERM INVESTMENTS	1,710,909
		(Cost $1,745,172)

		TOTAL PORTFOLIO - 118.70%	10,111,711
		(Cost $14,077,755)

		OTHER ASSETS AND LIABILITIES, NET - (18.70)%	(1,592,749)

		NET ASSETS - 100.00%	$8,518,962

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	LLC	Limited Liability Corporation
	plc	Public Limited Company
	SPDR	Standard & Poor's Depository Receipts

	*	Non-income producing
	**	Percentage represents less than 0.01%
	^	Amount represents less than $1,000.
	b	In bankruptcy
	e	All or a portion of these securities are out on loan.
	m	Indicates a security that has been deemed illiquid.

		Cost amounts are in thousands.

		At March 31, 2009, the net unrealized depreciation on investment was $(3,964,368,793), consisting of gross unrealized appreciation of $120,737,810 and gross unrealized depreciation of $(4,085,106,603).

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
March 31, 2009

		% OF
		TOTAL
COUNTRY	VALUE	PORTFOLIO
DOMESTIC
UNITED STATES	$5,922,851,139	58.57%
TOTAL DOMESTIC	5,922,851,139	58.57

FOREIGN
ARGENTINA	2,692,050	0.03
AUSTRALIA	225,525,248	2.23
AUSTRIA	14,215,860	0.14
BELGIUM	14,886,312	0.15
BERMUDA	230,350	0.00
BRAZIL	41,921,021	0.41
CAMBODIA	955,720	0.01
CANADA	302,926,002	3.00
CHINA	61,699,591	0.61
CZECH REPUBLIC	1,585,901	0.01
DENMARK	14,119,036	0.14
FINLAND	36,685,434	0.36
FRANCE	416,353,708	4.12
GERMANY	332,280,681	3.29
GREECE	15,745,007	0.16
HONG KONG	70,403,051	0.70
INDIA	16,086,289	0.16
INDONESIA	4,383,044	0.04
IRELAND	26,841,247	0.27
ISRAEL	67,557,340	0.67
ITALY	68,419,381	0.68
JAPAN	742,227,763	7.34
KAZAKHSTAN	510,671	0.00
KOREA, REPUBLIC OF	16,189,669	0.16
LUXEMBOURG	7,345,391	0.07
MACAU	1,194,350	0.01
MALAYSIA	14,070,699	0.14
MEXICO	805,511	0.01
NETHERLANDS	134,586,452	1.33
NEW ZEALAND	631,994	0.01
NORWAY	14,039,080	0.14
PERU	1,438,644	0.01
PHILIPPINES	13,541,884	0.13
PORTUGAL	4,871,794	0.05
RUSSIA	6	0.00
SINGAPORE	43,048,153	0.43
SOUTH AFRICA	4,394,449	0.04
SPAIN	118,618,585	1.17
SWEDEN	38,406,400	0.38
SWITZERLAND	433,369,008	4.29
TAIWAN	41,724,017	0.41
THAILAND	16,240,236	0.16
UNITED ARAB EMIRATES	998,673	0.01
UNITED KINGDOM	805,094,608	7.96
TOTAL FOREIGN	4,188,860,310	41.43
TOTAL PORTFOLIO	$10,111,711,449	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.52%

AMUSEMENT AND RECREATION SERVICES - 0.23%
44,528		Nintendo Co Ltd	$12,798
64,438	*	Penn National Gaming, Inc	1,556
4,007	*	Ticketmaster	15
208,605		Walt Disney Co	3,788
6,025		Warner Music Group Corp	14
		TOTAL AMUSEMENT AND RECREATION SERVICES	18,171

APPAREL AND ACCESSORY STORES - 0.76%
80,186		Abercrombie & Fitch Co (Class A)	1,908
269,205	*	Aeropostale, Inc	7,150
114,650		American Eagle Outfitters, Inc	1,403
20,566	*	AnnTaylor Stores Corp	107
348,941		Gap, Inc	4,533
92,539	*	Hanesbrands, Inc	886
474,647	*	Kohl's Corp	20,087
729,363		Limited Brands, Inc	6,345
169,290		Nordstrom, Inc	2,836
386,417		Ross Stores, Inc	13,865
106,065	*	Urban Outfitters, Inc	1,736
		TOTAL APPAREL AND ACCESSORY STORES	60,856

APPAREL AND OTHER TEXTILE PRODUCTS - 0.25%
615,437		Guess ?, Inc	12,973
40,694		Phillips-Van Heusen Corp	923
147,706		Polo Ralph Lauren Corp (Class A)	6,241
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	20,137

AUTO REPAIR, SERVICES AND PARKING - 0.03%
16,021	*	Hertz Global Holdings, Inc	63
72,667		Ryder System, Inc	2,057
		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,120

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.50%
211,351		Advance Auto Parts	8,682
154,017	*	Autozone, Inc	25,046
203,188	*	Carmax, Inc	2,528
60,253	*	Copart, Inc	1,787
46,375	*	O'Reilly Automotive, Inc	1,624
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	39,667

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.60%
121,021		Fastenal Co	3,891
2,405,916		Lowe's Cos, Inc	43,908
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	47,799

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
BUSINESS SERVICES - 14.22%
1,810,592	*	Activision Blizzard, Inc	$18,939
2,234,355	*	Adobe Systems, Inc	47,793
223,383	*	Affiliated Computer Services, Inc (Class A)	10,698
566,067	*	Akamai Technologies, Inc	10,982
147,648	*	Alliance Data Systems Corp	5,456
282,146	*	Amdocs Ltd	5,225
78,435	*	Ansys, Inc	1,969
210,102	*	Autodesk, Inc	3,532
485,946		Automatic Data Processing, Inc	17,086
355,771	*	BMC Software, Inc	11,740
36,226		Brink's Co	959
39,626	*	Brink's Home Security Holdings, Inc	896
536,894		CA, Inc	9,455
64,923	*	Cerner Corp	2,855
173,219	*	Citrix Systems, Inc	3,922
36,357	*	Clear Channel Outdoor Holdings, Inc (Class A)	133
269,384	*	Cognizant Technology Solutions Corp (Class A)	5,600
1,032,473	*	Compuware Corp	6,804
32,699	*	DST Systems, Inc	1,132
3,683,392	*	eBay, Inc	46,263
298,673	*	Electronic Arts, Inc	5,433
62,548		Equifax, Inc	1,529
75,772	*	F5 Networks, Inc	1,587
39,865		Factset Research Systems, Inc	1,993
39,790		Fidelity National Information Services, Inc	724
152,335	*	Fiserv, Inc	5,554
522,446	*	Google, Inc (Class A)	181,843
26,274	*	HLTH Corp	272
40,954	*	IHS, Inc (Class A)	1,686
36,360		IMS Health, Inc	453
2,050,216	*	Interpublic Group of Cos, Inc	8,447
1,740,389	*	Intuit, Inc	46,991
167,831	*	Iron Mountain, Inc	3,721
492,388	*	Juniper Networks, Inc	7,415
70,427	*	Lamar Advertising Co (Class A)	687
5,447		Manpower, Inc	172
68,062		Mastercard, Inc (Class A)	11,399
128,158	*	McAfee, Inc	4,293
14,047,051		Microsoft Corp	258,044
111,022	*	Monster Worldwide, Inc	905
549,044		Moody's Corp	12,584
543,399	*	NCR Corp	4,320
321,042	*	Netease.com (ADR)	8,620
123,923	*	NetFlix, Inc	5,319
143,045	*	Novell, Inc	609
178,373	*	Nuance Communications, Inc	1,937
2,664,509		Omnicom Group, Inc	62,350
7,533,018	*	Oracle Corp	136,122
176,917	*	Red Hat, Inc	3,156

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
131,525		Robert Half International, Inc	$2,346
99,273	*	Salesforce.com, Inc	3,249
121,183	*	Sohu.com, Inc	5,006
640,212	*	Symantec Corp	9,565
188,227	*	Synopsys, Inc	3,902
150,767		Total System Services, Inc	2,082
176,353	*	Unisys Corp	93
184,480	*	VeriSign, Inc	3,481
1,286,199		Visa, Inc (Class A)	71,513
37,324	*	VMware, Inc (Class A)	882
7,776	*	WebMD Health Corp (Class A)	173
3,362,163	*	Yahoo!, Inc	43,069
		TOTAL BUSINESS SERVICES	1,134,965

CHEMICALS AND ALLIED PRODUCTS - 13.98%
3,079,784		Abbott Laboratories	146,906
6,837	*	Abraxis Bioscience, Inc	326
455,495		Air Products & Chemicals, Inc	25,622
82,335		Albemarle Corp	1,792
10,880		Alberto-Culver Co	246
169,682	*	Amgen, Inc	8,403
1,634,349		Avon Products, Inc	31,429
385,131	*	Biogen Idec, Inc	20,189
88,694	*	BioMarin Pharmaceuticals, Inc	1,095
2,513,765		Bristol-Myers Squibb Co	55,102
118,190		Celanese Corp (Series A)	1,580
1,020,350	*	Celgene Corp	45,304
63,286	*	Cephalon, Inc	4,310
73,426		CF Industries Holdings, Inc	5,223
27,818	*	Charles River Laboratories International, Inc	757
66,776		Church & Dwight Co, Inc	3,488
39,807		Clorox Co	2,049
828,494		Colgate-Palmolive Co	48,865
164,626		Ecolab, Inc	5,717
87,970		Eli Lilly & Co	2,939
90,711		Estee Lauder Cos (Class A)	2,236
177,902		FMC Corp	7,675
23,848	*	Forest Laboratories, Inc	524
250,605	*	Genzyme Corp	14,883
2,679,117	*	Gilead Sciences, Inc	124,097
21,912	*	Hospira, Inc	676
38,366		Huntsman Corp	120
56,742	*	Idexx Laboratories, Inc	1,962
75,457		International Flavors & Fragrances, Inc	2,298
35,219	*	Inverness Medical Innovations, Inc	938
340,821	*	Invitrogen Corp	11,070
795,558		Johnson & Johnson	41,846
710,799		Merck & Co, Inc	19,014
1,551,763		Monsanto Co	128,952
245,536		Mosaic Co	10,308
486,348	*	Mylan Laboratories, Inc	6,522
118,456		Nalco Holding Co	1,548

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
23,552	*	NBTY, Inc	$333
72,957		Perrigo Co	1,812
682,558		Pfizer, Inc	9,296
15,360		PPG Industries, Inc	567
505,935		Praxair, Inc	34,044
1,277,838		Procter & Gamble Co	60,173
104,397		Rohm & Haas Co	8,231
3,577,717		Schering-Plough Corp	84,255
32,838		Scotts Miracle-Gro Co (Class A)	1,139
340,002	*	Sepracor, Inc	4,984
94,922		Sherwin-Williams Co	4,933
63,093		Sigma-Aldrich Corp	2,384
1,767,099		Teva Pharmaceutical Industries Ltd (ADR)	79,608
151,454	*	Vertex Pharmaceuticals, Inc	4,351
86,454	*	Warner Chilcott Ltd (Class A)	909
372,982	*	Watson Pharmaceuticals, Inc	11,603
480,288		Wyeth	20,672
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,115,305

COAL MINING - 0.34%
319,103	*	Alpha Natural Resources, Inc	5,664
135,935		Arch Coal, Inc	1,817
170,939		Consol Energy, Inc	4,315
85,964		Massey Energy Co	870
583,684		Peabody Energy Corp	14,615
		TOTAL COAL MINING	27,281

COMMUNICATIONS - 2.47%
1,017,857	*	American Tower Corp (Class A)	30,973
1,139,535		AT&T, Inc	28,716
40,069	*	Central European Media Enterprises Ltd (Class A)	459
54,063	*	Clearwire Corp (Class A)	278
768,283		Comcast Corp (Class A)	10,479
56,544	*	Crown Castle International Corp	1,154
66,761	*	CTC Media, Inc	304
2,641,917	*	DIRECTV Group, Inc	60,209
738,173	*	DISH Network Corp (Class A)	8,201
174,103		Embarq Corp	6,590
30,822	*	Equinix, Inc	1,731
70,819		Frontier Communications Corp	508
73,950		Global Payments, Inc	2,471
10,018	*	IAC/InterActiveCorp	153
4,771	*	Leap Wireless International, Inc	166
1,427,983	*	Level 3 Communications, Inc	1,314
121,117	*	Liberty Global, Inc (Class A)	1,763
484,116	*	Liberty Media Corp - Entertainment (Series A)	9,658
228,932	*	MetroPCS Communications, Inc	3,910
71,854	*	NeuStar, Inc (Class A)	1,204
153,394	*	NII Holdings, Inc (Class B)	2,301
694,433		Qwest Communications International, Inc	2,375
108,326	*	SBA Communications Corp (Class A)	2,524
39,677		Telephone & Data Systems, Inc	1,052

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
134,513		Time Warner Cable, Inc	$3,336
5,714	*	US Cellular Corp	191
492,521	*	Viacom, Inc (Class B)	8,560
767,458		Windstream Corp	6,186
		TOTAL COMMUNICATIONS	196,766

DEPOSITORY INSTITUTIONS - 1.01%
339,562		Bank of New York Mellon Corp	9,593
9,273		Capitol Federal Financial	351
502,522		Hudson City Bancorp, Inc	5,874
85,158	*	Metavante Technologies, Inc	1,700
186,726		Northern Trust Corp	11,170
106,221		State Street Corp	3,269
3,845,297		Western Union Co	48,335
		TOTAL DEPOSITORY INSTITUTIONS	80,292

EATING AND DRINKING PLACES - 1.82%
95,266		Brinker International, Inc	1,439
72,180		Burger King Holdings, Inc	1,657
30,958	*	Chipotle Mexican Grill, Inc (Class A)	2,055
440,685		Darden Restaurants, Inc	15,098
1,989,256		McDonald's Corp	108,554
172,633		Tim Hortons, Inc	4,380
440,367		Yum! Brands, Inc	12,101
		TOTAL EATING AND DRINKING PLACES	145,284

EDUCATIONAL SERVICES - 1.22%
1,078,226	*	Apollo Group, Inc (Class A)	84,457
58,553		DeVry, Inc	2,821
61,245	*	ITT Educational Services, Inc	7,436
13,779		Strayer Education, Inc	2,478
		TOTAL EDUCATIONAL SERVICES	97,192

ELECTRIC, GAS, AND SANITARY SERVICES - 1.34%
973,956	*	AES Corp	5,659
157,707		Allegheny Energy, Inc	3,654
327,360	*	Calpine Corp	2,229
195,059		Centerpoint Energy, Inc	2,034
167,009		Constellation Energy Group, Inc	3,450
111,670	*	Covanta Holding Corp	1,462
11,410		DPL, Inc	257
135,105		El Paso Corp	844
12,168		Energen Corp	354
127,184		Entergy Corp	8,660
307,698		Exelon Corp	13,966
90,634	*	Mirant Corp	1,033
326,338	*	NRG Energy, Inc	5,744
350,636		PPL Corp	10,067
793,322		Public Service Enterprise Group, Inc	23,379
61,664		Questar Corp	1,815
466,213		Republic Services, Inc	7,996
58,119		Sierra Pacific Resources	546

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
81,156	*	Stericycle, Inc	$3,874
131,740		Waste Management, Inc	3,373
547,255		Williams Cos, Inc	6,228
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	106,624

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.36%
71,036	*	Advanced Micro Devices, Inc	217
548,420		Altera Corp	9,625
99,762		Ametek, Inc	3,120
163,700		Amphenol Corp (Class A)	4,664
270,922		Analog Devices, Inc	5,221
1,627,639	*	Apple Computer, Inc	171,097
276,784	*	Atmel Corp	1,005
59,351	*	Avnet, Inc	1,039
5,796		AVX Corp	53
599,500	*	Broadcom Corp (Class A)	11,978
89,120	*	Ciena Corp	693
11,801,888	*	Cisco Systems, Inc	197,918
437,287		Cooper Industries Ltd (Class A)	11,308
33,276	*	Cree, Inc	783
142,701	*	Cypress Semiconductor Corp	966
47,669	*	Dolby Laboratories, Inc (Class A)	1,626
136,859		Eaton Corp	5,045
3,931	*	EchoStar Corp (Class A)	58
53,131	*	Energizer Holdings, Inc	2,640
376,229	*	First Solar, Inc	49,926
39,070		Harman International Industries, Inc	529
126,233		Harris Corp	3,653
72,132	*	Integrated Device Technology, Inc	328
10,556,950		Intel Corp	158,882
15,022	*	International Rectifier Corp	203
39,572		Intersil Corp (Class A)	455
101,704	*	JDS Uniphase Corp	331
266,748		L-3 Communications Holdings, Inc	18,086
25,972		Lincoln Electric Holdings, Inc	823
208,207		Linear Technology Corp	4,785
458,420	*	LSI Logic Corp	1,394
1,171,400	*	Marvell Technology Group Ltd	10,730
209,531	*	MEMC Electronic Materials, Inc	3,455
173,448		Microchip Technology, Inc	3,675
86,544	*	Micron Technology, Inc	351
31,871		Molex, Inc	438
212,292		National Semiconductor Corp	2,180
322,291	*	NetApp, Inc	4,783
27,815	*	Novellus Systems, Inc	463
1,103,325	*	Nvidia Corp	10,879
391,860	*	ON Semiconductor Corp	1,528
4,117,495		Qualcomm, Inc	160,212
101,333	*	Rambus, Inc	959
443,962	*	Renewable Energy Corp AS	3,852
46,008	*	Silicon Laboratories, Inc	1,215
3,452,171	*	Sirius XM Radio, Inc	1,208

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
47,383	*	Sunpower Corp (Class A)	$1,127
36,066	*	Sunpower Corp (Class B)	714
378,783		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3,390
1,241,113		Texas Instruments, Inc	20,491
70,441	*	Varian Semiconductor Equipment Associates, Inc	1,526
260,799		Xilinx, Inc	4,997
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	906,624

ENGINEERING AND MANAGEMENT SERVICES - 1.40%
1,051,466		Accenture Ltd (Class A)	28,905
84,302	*	Aecom Technology Corp	2,199
129,601	*	Amylin Pharmaceuticals, Inc	1,523
31,541	*	Baidu, Inc (ADR)	5,570
31,543		Corporate Executive Board Co	457
166,132		Fluor Corp	5,740
51,912	*	Genpact Ltd	460
50,520	*	Gen-Probe, Inc	2,303
224,432	*	Hewitt Associates, Inc (Class A)	6,679
699,238	*	Jacobs Engineering Group, Inc	27,033
129,337		KBR, Inc	1,786
594,237	*	McDermott International, Inc	7,957
304,484		Paychex, Inc	7,816
32,962	*	SAIC, Inc	615
373,253	*	Shaw Group, Inc	10,231
14,657	*	URS Corp	592
79,857	*	VCA Antech, Inc	1,801
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	111,667

FABRICATED METAL PRODUCTS - 0.36%
13,382	*	Alliant Techsystems, Inc	896
11,444		Aptargroup, Inc	356
13,851		Ball Corp	601
429,305	*	Crown Holdings, Inc	9,758
216,627		Illinois Tool Works, Inc	6,683
273,954		Parker Hannifin Corp	9,309
17,024		Valmont Industries, Inc	855
		TOTAL FABRICATED METAL PRODUCTS	28,458

FOOD AND KINDRED PRODUCTS - 3.77%
99,906		Campbell Soup Co	2,733
2,741,807		Coca-Cola Co	120,502
1,276,872		General Mills, Inc	63,690
162,256		H.J. Heinz Co	5,364
69,686	*	Hansen Natural Corp	2,509
73,671		Hershey Co	2,560
22,317		J.M. Smucker Co	832
133,476		Kellogg Co	4,889
40,753		McCormick & Co, Inc	1,205
19,200	*	Mead Johnson Nutrition Co	554
1,855,230		PepsiCo, Inc	95,507
26,705		Tyson Foods, Inc (Class A)	251
		TOTAL FOOD AND KINDRED PRODUCTS	300,596

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
FOOD STORES - 0.39%
784,320		Kroger Co	$16,643
24,792	*	Panera Bread Co (Class A)	1,386
682,628	*	Starbucks Corp	7,584
232,692		Supervalu, Inc	3,323
132,318		Whole Foods Market, Inc	2,223
		TOTAL FOOD STORES	31,159

FORESTRY - 0.00%**
8,644		Rayonier, Inc	261
		TOTAL FORESTRY	261

FURNITURE AND FIXTURES - 0.03%
8,515		Hill-Rom Holdings, Inc	84
81,051		Johnson Controls, Inc	973
50,895	*	Kinetic Concepts, Inc	1,075
		TOTAL FURNITURE AND FIXTURES	2,132

FURNITURE AND HOME FURNISHINGS STORES - 1.24%
1,466,023	*	Bed Bath & Beyond, Inc	36,284
1,423,696		Best Buy Co, Inc	54,044
307,140	*	GameStop Corp (Class A)	8,606
13,799		Williams-Sonoma, Inc	139
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	99,073

GENERAL BUILDING CONTRACTORS - 0.17%
28,440	*	NVR, Inc	12,165
44,989		Pulte Homes, Inc	492
56,507		Walter Industries, Inc	1,292
		TOTAL GENERAL BUILDING CONTRACTORS	13,949

GENERAL MERCHANDISE STORES - 2.97%
291,875	*	Big Lots, Inc	6,065
1,024,009		Costco Wholesale Corp	47,432
10,981		Family Dollar Stores, Inc	366
666,477		Macy's, Inc	5,932
684,504		Target Corp	23,540
926,395		TJX Cos, Inc	23,753
2,497,761		Wal-Mart Stores, Inc	130,133
		TOTAL GENERAL MERCHANDISE STORES	237,221

HEALTH SERVICES - 1.23%
130,778		AmerisourceBergen Corp	4,271
25,393	*	Community Health Systems, Inc	390
59,470	*	Covance, Inc	2,119
27,921	*	Coventry Health Care, Inc	361
82,319	*	DaVita, Inc	3,618
51,284	*	Edwards Lifesciences Corp	3,109
450,860	*	Express Scripts, Inc	20,816
140,319	*	Health Management Associates, Inc (Class A)	362

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
104,143	*	Laboratory Corp of America Holdings	$6,091
309,949	*	Lincare Holdings, Inc	6,757
402,299		McKesson Corp	14,097
563,453	*	Medco Health Solutions, Inc	23,293
168,932		Omnicare, Inc	4,137
37,101	*	Pediatrix Medical Group, Inc	1,093
99,062		Pharmaceutical Product Development, Inc	2,350
122,314		Quest Diagnostics, Inc	5,807
244,168	*	Tenet Healthcare Corp	283
		TOTAL HEALTH SERVICES	98,954

HOLDING AND OTHER INVESTMENT OFFICES - 1.11%
38,599	*	Affiliated Managers Group, Inc	1,610
34,689		Apartment Investment & Management Co (Class A)	190
28,628		Camden Property Trust	618
46,968		Digital Realty Trust, Inc	1,558
13		Duke Realty Corp	-	^
6,009		Essex Property Trust, Inc	345
17,079		Federal Realty Investment Trust	786
178,960		General Growth Properties, Inc	127
24,415		HCP, Inc	436
10,108		Health Care REIT, Inc	309
2,020,750		iShares Russell 1000 Growth Index Fund	70,868
3,400		Kilroy Realty Corp	58
70,684		Macerich Co	442
7,909		Nationwide Health Properties, Inc	176
50,243		Plum Creek Timber Co, Inc	1,461
209,376		Simon Property Group, Inc	7,253
47,480		Taubman Centers, Inc	809
21,037		Ventas, Inc	476
59,003		WABCO Holdings, Inc	726
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	88,248

HOTELS AND OTHER LODGING PLACES - 0.11%
28,840		Boyd Gaming Corp	108
11,046		Choice Hotels International, Inc	285
166,990	*	Las Vegas Sands Corp	503
276,391		Marriott International, Inc (Class A)	4,522
129,984	*	MGM Mirage	303
52,128		Orient-Express Hotels Ltd (Class A)	214
169,859		Starwood Hotels & Resorts Worldwide, Inc	2,157
51,813		Wynn Resorts Ltd	1,035
		TOTAL HOTELS AND OTHER LODGING PLACES	9,127

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.22%
163,116	*	AGCO Corp	3,197
2,031,897		Applied Materials, Inc	21,843
3,054,227	*	Brocade Communications Systems, Inc	10,537
71,138		Bucyrus International, Inc (Class A)	1,080
7,212		Carlisle Cos, Inc	142
575,139		Caterpillar, Inc	16,081
306,526		Cummins, Inc	7,801

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
618,302		Deere & Co	$20,324
1,698,022	*	Dell, Inc	16,097
50,495		Diebold, Inc	1,078
70,472		Donaldson Co, Inc	1,891
443,639		Dover Corp	11,703
79,924	*	Dresser-Rand Group, Inc	1,766
1,354,602	*	EMC Corp	15,442
90,811		Flowserve Corp	5,096
119,472	*	FMC Technologies, Inc	3,748
135,732	*	Gardner Denver, Inc	2,951
56,064		Graco, Inc	957
5,625,337		Hewlett-Packard Co	180,348
68,472		IDEX Corp	1,497
52,941		Ingersoll-Rand Co Ltd (Class A)	731
1,972,683		International Business Machines Corp	191,133
284,594		International Game Technology	2,624
129,163		ITT Industries, Inc	4,969
719,320		Jabil Circuit, Inc	3,999
24,466		John Bean Technologies Corp	256
311,119		Joy Global, Inc	6,627
16,432		Kennametal, Inc	266
106,423	*	Lam Research Corp	2,423
42,058		Lennox International, Inc	1,113
124,873		Manitowoc Co, Inc	408
29,584	*	Oil States International, Inc	397
113,270		Pall Corp	2,314
175,943		Pitney Bowes, Inc	4,108
40,681	*	SanDisk Corp	515
60,907	*	Scientific Games Corp (Class A)	738
108,879	*,m	Seagate Technology	-	^
210,101		Seagate Technology, Inc	1,263
49,664		SPX Corp	2,335
84,061	*	Teradata Corp	1,363
247,651	*	Terex Corp	2,291
235,940		Textron, Inc	1,354
34,796		Toro Co	841
118,410	*	Varian Medical Systems, Inc	3,604
834,112	*	Western Digital Corp	16,132
52,821	*	Zebra Technologies Corp (Class A)	1,005
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	576,388

INSTRUMENTS AND RELATED PRODUCTS - 4.88%
323,565	*	Agilent Technologies, Inc	4,973
214,256	*	Alcon, Inc	19,478
402,269		Allergan, Inc	19,212
92,825		Bard (C.R.), Inc	7,400
1,559,122		Baxter International, Inc	79,858
47,778		Beckman Coulter, Inc	2,437
228,810		Becton Dickinson & Co	15,385
83,394	*	Boston Scientific Corp	663
168,112		Danaher Corp	9,115
139,682		Dentsply International, Inc	3,750

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,332,807		Emerson Electric Co	$38,092
1,036,611	*	Flir Systems, Inc	21,230
115,193		Garmin Ltd	2,443
61,043		Hillenbrand, Inc	977
551,844	*	Hologic, Inc	7,224
115,642	*	Illumina, Inc	4,307
36,419	*	Intuitive Surgical, Inc	3,473
32,125	*	Itron, Inc	1,521
147,767		Kla-Tencor Corp	2,955
1,053,081		Medtronic, Inc	31,034
32,345	*	Mettler-Toledo International, Inc	1,660
52,434	*	Millipore Corp	3,010
51,336		National Instruments Corp	957
47,524		PerkinElmer, Inc	607
463,373		Raytheon Co	18,044
73,444	*	Resmed, Inc	2,596
137,600		Rockwell Automation, Inc	3,005
328,787		Rockwell Collins, Inc	10,732
560,991		Roper Industries, Inc	23,814
318,562	*	St. Jude Medical, Inc	11,573
288,462		Stryker Corp	9,819
36,480		Techne Corp	1,996
96,871	*	Teradyne, Inc	424
415,282	*	Thermo Electron Corp	14,813
112,914	*	Trimble Navigation Ltd	1,725
92,791	*	Waters Corp	3,429
144,998	*	Zimmer Holdings, Inc	5,292
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	389,023

INSURANCE AGENTS, BROKERS AND SERVICE - 0.01%
28,734		Brown & Brown, Inc	543
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	543

INSURANCE CARRIERS - 1.43%
209,219		ACE Ltd	8,452
974,772		Aetna, Inc	23,716
1,048,201		Aflac, Inc	20,293
381,306		Axis Capital Holdings Ltd	8,595
218,670		Cigna Corp	3,846
5,754		Erie Indemnity Co (Class A)	197
5,209	*	Health Net, Inc	75
88,687	*	Humana, Inc	2,313
90,413		PartnerRe Ltd	5,612
809,424		Prudential Financial, Inc	15,395
5,716		Transatlantic Holdings, Inc	204
696,366		UnitedHealth Group, Inc	14,575
6,595		W.R. Berkley Corp	149
40,685	*	WellCare Health Plans, Inc	458
276,799	*	WellPoint, Inc	10,510
		TOTAL INSURANCE CARRIERS	114,390

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
101,279	*	Corrections Corp of America	$1,297
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	1,297

LEATHER AND LEATHER PRODUCTS - 0.46%
2,206,152	*	Coach, Inc	36,843
		TOTAL LEATHER AND LEATHER PRODUCTS	36,843

LEGAL SERVICES - 0.03%
46,906	*	FTI Consulting, Inc	2,321
		TOTAL LEGAL SERVICES	2,321

METAL MINING - 0.70%
267,509		Anglo American plc	4,552
238,182		Barrick Gold Corp	7,722
182,285		Cleveland-Cliffs, Inc	3,310
592,703		Companhia Vale do Rio Doce (ADR)	7,883
47,836		Foundation Coal Holdings, Inc	686
205,411		Freeport-McMoRan Copper & Gold, Inc (Class B)	7,828
449,234		Newmont Mining Corp	20,108
82,752	*	Patriot Coal Corp	307
203,632		Southern Copper Corp	3,547
		TOTAL METAL MINING	55,943

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.07%
195,997		Hasbro, Inc	4,914
17,534	*	Intrepid Potash, Inc	324
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	5,238

MISCELLANEOUS RETAIL - 2.33%
798,250	*	Amazon.com, Inc	58,623
2,926,303		CVS Corp	80,444
79,330	*	Dick's Sporting Goods, Inc	1,132
84,150	*	Dollar Tree, Inc	3,749
4,007	*	HSN, Inc	21
41,005		MSC Industrial Direct Co (Class A)	1,274
119,629		Petsmart, Inc	2,507
38,663	*	Priceline.com, Inc	3,046
559,639		Staples, Inc	10,135
116,229		Tiffany & Co	2,506
858,341		Walgreen Co	22,283
		TOTAL MISCELLANEOUS RETAIL	185,720

MOTION PICTURES - 0.25%
75,182	*	DreamWorks Animation SKG, Inc (Class A)	1,627
1,459,746		News Corp (Class A)	9,664
444,194		Time Warner, Inc	8,573
		TOTAL MOTION PICTURES	19,864

NONDEPOSITORY INSTITUTIONS - 0.17%
791,369		American Express Co	10,786
444,966		Federal Home Loan Mortgage Corp	338

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
69,725		GLG Partners, Inc	$198
19,895		Lender Processing Services, Inc	609
400,402	*	SLM Corp	1,982
667	*	Tree.com, Inc	3
		TOTAL NONDEPOSITORY INSTITUTIONS	13,916

OIL AND GAS EXTRACTION - 5.23%
183,240		Apache Corp	11,744
50,324	*	Atwood Oceanics, Inc	835
536,988		Baker Hughes, Inc	15,331
42,312		Cabot Oil & Gas Corp	997
424,075	*	Cameron International Corp	9,300
223,213		Chesapeake Energy Corp	3,808
25,543	*	CNX Gas Corp	606
29,873	*	Continental Resources, Inc	634
966,303	*	Denbury Resources, Inc	14,359
175,632		Diamond Offshore Drilling, Inc	11,040
12,115	*	Encore Acquisition Co	282
123,586		ENSCO International, Inc	3,263
175,209		EOG Resources, Inc	9,594
122,749		Equitable Resources, Inc	3,846
72,390	*	Global Industries Ltd	278
818,970		Halliburton Co	12,669
20,730	*	Helix Energy Solutions Group, Inc	107
18,758	*	Key Energy Services, Inc	54
57,624	*	Mariner Energy, Inc	447
37,142	*	Nabors Industries Ltd	371
558,733	*	National Oilwell Varco, Inc	16,041
10,217		Noble Energy, Inc	550
1,862,597		Occidental Petroleum Corp	103,654
52,258	*	Oceaneering International, Inc	1,927
85,836		Patterson-UTI Energy, Inc	769
222,282	*	PetroHawk Energy Corp	4,274
410,328		Petroleo Brasileiro S.A. (ADR)	12,503
88,238	*	Plains Exploration & Production Co	1,520
112,584	*	Pride International, Inc	2,024
111,934	*	Quicksilver Resources, Inc	620
331,512		Range Resources Corp	13,645
36,759		Rowan Cos, Inc	440
2,698,074		Schlumberger Ltd	109,596
2,272	*	SEACOR Holdings, Inc	132
200,323		Smith International, Inc	4,303
321,065	*	Southwestern Energy Co	9,532
22,841		St. Mary Land & Exploration Co	302
76,145	*	Superior Energy Services	982
84,987	*	Tetra Technologies, Inc	276
3,586		Tidewater, Inc	133
31,042	*	Unit Corp	649
27,089		W&T Offshore, Inc	167
49,403	*	Whiting Petroleum Corp	1,277
1,050,070		XTO Energy, Inc	32,153
		TOTAL OIL AND GAS EXTRACTION	417,034

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
PAPER AND ALLIED PRODUCTS - 0.15%
120,625		Greif, Inc (Class A)	$4,016
161,625		Kimberly-Clark Corp	7,453
21,801		Packaging Corp of America	284
		TOTAL PAPER AND ALLIED PRODUCTS	11,753

PERSONAL SERVICES - 0.08%
305,097		H&R Block, Inc	5,550
29,875		Weight Watchers International, Inc	554
		TOTAL PERSONAL SERVICES	6,104

PETROLEUM AND COAL PRODUCTS - 1.43%
10,500		Ashland, Inc	108
1,123,081	c	Exxon Mobil Corp	76,482
93,572		Frontier Oil Corp	1,197
263,261		Hess Corp	14,269
39,025		Holly Corp	827
175,801		Murphy Oil Corp	7,871
106,673	*	SandRidge Energy, Inc	703
479,572		Suncor Energy, Inc	10,651
64,315		Sunoco, Inc	1,703
35,941		Tesoro Corp	484
		TOTAL PETROLEUM AND COAL PRODUCTS	114,295

PRIMARY METAL INDUSTRIES - 0.84%
114,751		AK Steel Holding Corp	817
707,612		Alcoa, Inc	5,194
94,896		Allegheny Technologies, Inc	2,081
3,684		Carpenter Technology Corp	52
60,154	*	Century Aluminum Co	127
69,114	*	CommScope, Inc	785
2,778,444		Corning, Inc	36,870
51,231	*	General Cable Corp	1,015
21,998		Hubbell, Inc (Class B)	593
62,588		Nucor Corp	2,389
130,648		Precision Castparts Corp	7,826
2,493		Schnitzer Steel Industries, Inc (Class A)	78
42,005		Steel Dynamics, Inc	370
16,419		Titanium Metals Corp	90
106,895		United States Steel Corp	2,259
65,605		Vallourec	6,085
		TOTAL PRIMARY METAL INDUSTRIES	66,631

PRINTING AND PUBLISHING - 0.37%
311,907		Dun & Bradstreet Corp	24,017
37,256		John Wiley & Sons, Inc (Class A)	1,109
150,251		McGraw-Hill Cos, Inc	3,436
39,629	*	MSCI, Inc (Class A)	670
		TOTAL PRINTING AND PUBLISHING	29,232

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
RAILROAD TRANSPORTATION - 1.01%
263,991		Burlington Northern Santa Fe Corp	$15,879
705,537		CSX Corp	18,238
173,540	*	Kansas City Southern Industries, Inc	2,206
385,045		Norfolk Southern Corp	12,995
769,850		Union Pacific Corp	31,649
		TOTAL RAILROAD TRANSPORTATION	80,967

REAL ESTATE - 0.02%
83,135	*	CB Richard Ellis Group, Inc (Class A)	335
81,942		Forest City Enterprises, Inc (Class A)	295
70,801	*	St. Joe Co	1,185
		TOTAL REAL ESTATE	1,815

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.21%
152,556	*	Goodyear Tire & Rubber Co	955
331,299		Nike, Inc (Class B)	15,535
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	16,490

SECURITY AND COMMODITY BROKERS - 2.12%
714,838		Ameriprise Financial, Inc	14,647
87,488		BlackRock, Inc	11,377
130,074		Broadridge Financial Solutions, Inc	2,421
1,137,141		Charles Schwab Corp	17,626
77,056		CME Group, Inc	18,986
115,338	*	E*Trade Financial Corp	148
94,165		Eaton Vance Corp	2,152
80,495		Federated Investors, Inc (Class B)	1,792
77,085		Franklin Resources, Inc	4,153
485,882		Goldman Sachs Group, Inc	51,513
65,985	*	IntercontinentalExchange, Inc	4,914
423,372		Invesco Ltd	5,868
35,064	*	Investment Technology Group, Inc	895
150,223		Janus Capital Group, Inc	999
69,561		Lazard Ltd (Class A)	2,045
46,300	*	MF Global Ltd	196
538,383		Morgan Stanley	12,259
14,491	*	Morningstar, Inc	495
67,289	*	Nasdaq Stock Market, Inc	1,318
150,272		NYSE Euronext	2,690
121,078		SEI Investments Co	1,478
243,520		T Rowe Price Group, Inc	7,028
224,445	*	TD Ameritrade Holding Corp	3,100
77,941		Waddell & Reed Financial, Inc (Class A)	1,407
		TOTAL SECURITY AND COMMODITY BROKERS	169,507

SPECIAL TRADE CONTRACTORS - 0.04%
142,307	*	Quanta Services, Inc	3,052
		TOTAL SPECIAL TRADE CONTRACTORS	3,052

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
STONE, CLAY, AND GLASS PRODUCTS - 0.55%
660,471		3M Co	$32,839
36,673		Eagle Materials, Inc	889
131,880		Gentex Corp	1,314
35,781		Martin Marietta Materials, Inc	2,837
385,035	*	Owens-Illinois, Inc	5,560
42,203	*	USG Corp	321
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	43,760

TOBACCO PRODUCTS - 2.02%
2,664,798		Altria Group, Inc	42,690
252,855		Lorillard, Inc	15,611
2,896,289		Philip Morris International, Inc	103,050
		TOTAL TOBACCO PRODUCTS	161,351

TRANSPORTATION BY AIR - 0.05%
127,251	*	AMR Corp	406
19,577		Copa Holdings S.A. (Class A)	561
529,257	*	Delta Air Lines, Inc	2,980
		TOTAL TRANSPORTATION BY AIR	3,947

TRANSPORTATION EQUIPMENT - 2.42%
90,214	*	BE Aerospace, Inc	782
1,014,511		Boeing Co	36,096
109,836		General Dynamics Corp	4,568
254,714		Goodrich Corp	9,651
196,719		Harley-Davidson, Inc	2,634
77,444		Harsco Corp	1,717
1,206,157		Honeywell International, Inc	33,604
796,427		Lockheed Martin Corp	54,977
347,644		Northrop Grumman Corp	15,171
50,842		Oshkosh Truck Corp	343
342,350		Paccar, Inc	8,819
10,316		Thor Industries, Inc	161
578,733		United Technologies Corp	24,874
		TOTAL TRANSPORTATION EQUIPMENT	193,397

TRANSPORTATION SERVICES - 0.18%
160,650		CH Robinson Worldwide, Inc	7,327
200,046		Expeditors International Washington, Inc	5,659
4,678		GATX Corp	95
4,007	*	Interval Leisure Group, Inc	21
82,429		UTI Worldwide, Inc	985
		TOTAL TRANSPORTATION SERVICES	14,087

TRUCKING AND WAREHOUSING - 0.44%
6,782		Con-way, Inc	122
75,975		J.B. Hunt Transport Services, Inc	1,832
50,982		Landstar System, Inc	1,706
641,418		United Parcel Service, Inc (Class B)	31,571
		TOTAL TRUCKING AND WAREHOUSING	35,231

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)
WATER TRANSPORTATION - 0.05%
80,103		Carnival Corp			$1,730
43,258		Frontline Ltd			752
48,780	*	Kirby Corp			1,299
		TOTAL WATER TRANSPORTATION			3,781

WHOLESALE TRADE-DURABLE GOODS - 0.14%
7,487	*	Arrow Electronics, Inc			143
94,752		BorgWarner, Inc			1,923
126,942	*	LKQ Corp			1,811
112,964	*	Patterson Cos, Inc			2,131
6,828	*	Tech Data Corp			149
72,358		W.W. Grainger, Inc			5,078
27,731	*	WESCO International, Inc			502
		TOTAL WHOLESALE TRADE-DURABLE GOODS			11,737

WHOLESALE TRADE-NONDURABLE GOODS - 0.68%
76,588		Airgas, Inc			2,589
54,350	*	Bare Escentuals, Inc			223
73,228		Brown-Forman Corp (Class B)			2,843
399,103		Cardinal Health, Inc			12,564
39,416	*	Central European Distribution Corp			424
314,738	*	Dean Foods Co			5,690
303,787	*	Endo Pharmaceuticals Holdings, Inc			5,371
79,121	*	Henry Schein, Inc			3,166
58,661		Herbalife Ltd			879
563,100		Sysco Corp			12,839
284,956		Terra Industries, Inc			8,004
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			54,592

		TOTAL COMMON STOCKS			7,860,179
		(Cost $10,518,684)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.92%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.89%
$ 6,530,000		Federal Home Loan Bank (FHLB)	0.000%	04/01/09	6,530
600,000		FHLB	0.000	04/06/09	600
8,720,000		FHLB	0.000	04/08/09	8,720
2,300,000		FHLB	0.000	04/27/09	2,300
2,300,000		FHLB	0.000	05/04/09	2,300
8,960,000		FHLB	0.000	05/05/09	8,959
4,400,000		FHLB	0.000	05/15/09	4,399
1,690,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	05/26/09	1,690
4,520,000		FHLMC	0.000	06/15/09	4,518
4,500,000		FHLMC	0.000	06/30/09	4,498
10,500,000		FHLMC	0.000	07/21/09	10,492
16,200,000		Federal National Mortgage Association (FNMA)	0.000	04/13/09	16,200
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			71,206

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
U.S. TREASURY BILLS - 1.03%
$ 22,200,000		United States Treasury Bill	0.000%	09/03/09	$22,166
60,000,000		United States Treasury Bill	0.000	09/24/09	59,890
		TOTAL U.S. TREASURY BILLS			82,056

		TOTAL SHORT-TERM INVESTMENTS			153,262
		(Cost $153,263)

		TOTAL PORTFOLIO - 100.44%			8,013,441
		(Cost $10,671,947)

		OTHER ASSETS AND LIABILITIES, NET - (0.44)%			(35,028)

		NET ASSETS - 100.00%			$7,978,413

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	plc	Public Limited Company

	*	Non-income producing
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	c	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open
		futures contracts in the amount of $9,112,563.
	m	Indicates a security that has been deemed illiquid.

		Cost amounts are in thousands.

		At March 31, 2009, the net unrealized depreciation on investment was $(2,658,505,179), consisting of gross unrealized appreciation of $121,096,860 and gross unrealized depreciation of $(2,779,602,039).

	Number of		Expiration	Unrealized
Open Futures Contracts	Contracts	Market Value	Date	Appreciation
E-mini S&P 500 Index	2,038	$80,990,120	June 2009	$1,648,794

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
March 31, 2009

		% OF
		TOTAL
COUNTRY	VALUE	PORTFOLIO
DOMESTIC
UNITED STATES	$7,710,872,015	96.22%
TOTAL DOMESTIC	7,710,872,015	96.22

FOREIGN
BERMUDA	752,257	0.01
BRAZIL	20,385,644	0.25
CANADA	22,752,853	0.28
CHINA	19,196,189	0.23
CZECH REPUBLIC	459,191	0.01
FRANCE	6,084,835	0.08
GUERNSEY, C.I.	5,225,344	0.07
ISRAEL	79,607,810	0.99
JAPAN	12,798,116	0.16
NORWAY	3,851,520	0.05
PANAMA	561,273	0.01
POLAND	424,116	0.01
SWITZERLAND	122,527,975	1.53
TAIWAN	3,390,108	0.04
UNITED KINGDOM	4,552,286	0.06
TOTAL FOREIGN	302,569,517	3.78
TOTAL PORTFOLIO	$8,013,441,532	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.20%

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
31,603	*	Chiquita Brands International, Inc	$210
2,482		Griffin Land & Nurseries, Inc (Class A)	86
		TOTAL AGRICULTURAL PRODUCTION-CROPS	296

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
9,480		Cal-Maine Foods, Inc	212
269		Seaboard Corp	272
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	484

AGRICULTURAL SERVICES - 0.00%**
8,402	*	Cadiz, Inc	67
7,129		Calavo Growers, Inc	86
		TOTAL AGRICULTURAL SERVICES	153

AMUSEMENT AND RECREATION SERVICES - 0.48%
39,264	*	Bally Technologies, Inc	723
6,588		Churchill Downs, Inc	198
9,373		Dover Downs Gaming & Entertainment, Inc	29
10,886		Dover Motorsports, Inc	20
24,506		International Speedway Corp (Class A)	541
25,080	*	Life Time Fitness, Inc	315
55,811	*	Live Nation, Inc	149
55,061	*	Penn National Gaming, Inc	1,330
51,754	*	Pinnacle Entertainment, Inc	364
51,146	*	Six Flags, Inc	14
9,984		Speedway Motorsports, Inc	118
26,504	*	Ticketmaster	98
11,514	*	Town Sports International Holdings, Inc	34
1,437,678		Walt Disney Co	26,108
39,735		Warner Music Group Corp	93
32,786	*	WMS Industries, Inc	686
22,569		World Wrestling Entertainment, Inc (Class A)	261
		TOTAL AMUSEMENT AND RECREATION SERVICES	31,081

APPAREL AND ACCESSORY STORES - 0.59%
65,125		Abercrombie & Fitch Co (Class A)	1,550
50,961	*	Aeropostale, Inc	1,354
23,623	*	American Apparel, Inc	69
124,208		American Eagle Outfitters, Inc	1,520
61,085	*	AnnTaylor Stores Corp	318
27,659		Bebe Stores, Inc	184
32,106		Brown Shoe Co, Inc	120
18,027		Buckle, Inc	576
8,748	*	Cache, Inc	25

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
41,398	*	Carter's, Inc	$779
25,746	*	Casual Male Retail Group, Inc	13
21,208		Cato Corp (Class A)	388
18,007	*	Charlotte Russe Holding, Inc	147
84,814	*	Charming Shoppes, Inc	119
164,159	*	Chico's FAS, Inc	882
17,847	*	Children's Place Retail Stores, Inc	391
27,159		Christopher & Banks Corp	111
9,666	*	Citi Trends, Inc	221
45,917	*	Collective Brands, Inc	447
33,313	*	Dress Barn, Inc	409
12,248	*	DSW, Inc (Class A)	114
34,177		Finish Line, Inc (Class A)	226
110,542		Foot Locker, Inc	1,158
361,077		Gap, Inc	4,690
69,057	*	Hanesbrands, Inc	661
31,627	*	HOT Topic, Inc	354
40,087	*	J Crew Group, Inc	528
16,603	*	JOS A Bank Clothiers, Inc	462
232,402	*	Kohl's Corp	9,835
204,693		Limited Brands, Inc	1,781
15,006	*	New York & Co, Inc	53
136,258		Nordstrom, Inc	2,282
49,497	*	Pacific Sunwear Of California, Inc	82
100,410		Ross Stores, Inc	3,603
5,056	*	Shoe Carnival, Inc	52
30,798		Stage Stores, Inc	310
4,598	*	Syms Corp	28
24,891		Talbots, Inc	87
17,529	*	Tween Brands, Inc	38
23,577	*	Under Armour, Inc (Class A)	387
81,421	*	Urban Outfitters, Inc	1,333
60,082	*	Wet Seal, Inc (Class A)	203
		TOTAL APPAREL AND ACCESSORY STORES	37,890

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
9,339		Columbia Sportswear Co	279
9,368	*	G-III Apparel Group Ltd	52
43,320		Guess ?, Inc	913
20,403	*	Gymboree Corp	436
78,726		Jones Apparel Group, Inc	332
104,368		Liz Claiborne, Inc	258
15,900	*	Lululemon Athletica, Inc	138
13,600	*	Maidenform Brands, Inc	125
36,843		Phillips-Van Heusen Corp	836
42,391		Polo Ralph Lauren Corp (Class A)	1,791
105,727	*	Quiksilver, Inc	135
15,272	*	True Religion Apparel, Inc	180
65,099		VF Corp	3,718
33,246	*	Warnaco Group, Inc	797
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	9,990

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
AUTO REPAIR, SERVICES AND PARKING - 0.05%
7,541	*	Amerco, Inc	$253
19,858	*	Dollar Thrifty Automotive Group, Inc	23
237,779	*	Hertz Global Holdings, Inc	934
10,010	*	Midas, Inc	79
12,456		Monro Muffler, Inc	340
43,349		Ryder System, Inc	1,227
7,402	*	Standard Parking Corp	122
28,100	*	Wright Express Corp	513
		TOTAL AUTO REPAIR, SERVICES AND PARKING	3,491

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.25%
71,007		Advance Auto Parts	2,917
6,968	*	America's Car-Mart, Inc	95
31,063		Asbury Automotive Group, Inc	134
82,991	*	Autonation, Inc	1,152
26,762	*	Autozone, Inc	4,352
165,044	*	Carmax, Inc	2,053
49,063	*	Copart, Inc	1,455
11,554	*	MarineMax, Inc	23
100,717	*	O'Reilly Automotive, Inc	3,526
29,308		Penske Auto Group, Inc	273
21,664	*	Rush Enterprises, Inc (Class A)	193
21,187		Sonic Automotive, Inc (Class A)	34
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	16,207

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.83%
9,000	*	Builders FirstSource, Inc	18
97,695		Fastenal Co	3,141
1,276,082		Home Depot, Inc	30,064
1,103,567		Lowe's Cos, Inc	20,140
6,760	*	Lumber Liquidators, Inc	87
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	53,450

BUSINESS SERVICES - 7.65%
293,881	*	3Com Corp	908
10,702	*	3D Systems Corp	71
34,087		Aaron Rents, Inc	909
34,759		ABM Industries, Inc	570
27,282	*	ACI Worldwide, Inc	512
446,352	*	Activision Blizzard, Inc	4,669
40,528	*	Actuate Corp	124
44,925		Acxiom Corp	332
16,355		Administaff, Inc	346
401,559	*	Adobe Systems, Inc	8,589
12,368	*	Advent Software, Inc	412
67,743	*	Affiliated Computer Services, Inc (Class A)	3,244
39,824		Aircastle Ltd	185
129,653	*	Akamai Technologies, Inc	2,515
49,206	*	Alliance Data Systems Corp	1,818
146,714	*	Amdocs Ltd	2,717
26,021	*	American Reprographics Co	92

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
15,720		American Software, Inc (Class A)	$83
23,326	*	AMN Healthcare Services, Inc	119
65,424	*	Ansys, Inc	1,642
22,243		Arbitron, Inc	334
68,046	*	Ariba, Inc	594
79,212	*	Art Technology Group, Inc	202
11,658	*	Asset Acceptance Capital Corp	62
14,808	*	athenahealth, Inc	357
167,765	*	Autodesk, Inc	2,820
391,352		Automatic Data Processing, Inc	13,760
72,203	*	Avis Budget Group, Inc	66
35,025	*	Avocent Corp	425
10,858	*	Bankrate, Inc	271
15,409		BGC Partners, Inc (Class A)	34
31,258		Blackbaud, Inc	363
24,220	*	Blackboard, Inc	769
24,984	*	Blue Coat Systems, Inc	300
142,525	*	BMC Software, Inc	4,703
12,774	*	Bottomline Technologies, Inc	84
45,773	*	BPZ Energy, Inc	169
37,869		Brady Corp (Class A)	668
30,127		Brink's Co	797
30,127	*	Brink's Home Security Holdings, Inc	681
290,492		CA, Inc	5,116
21,336	*	CACI International, Inc (Class A)	779
191,313	*	Cadence Design Systems, Inc	804
5,462	*	CAI International, Inc	15
21,031	*	Callidus Software, Inc	61
11,193	*	Capella Education Co	593
21,613	*	Cavium Networks, Inc	249
46,548	*	CBIZ, Inc	324
51,298	*	Cerner Corp	2,256
22,101	*	Chordiant Software, Inc	67
36,800	*	Ciber, Inc	100
138,618	*	Citrix Systems, Inc	3,138
28,047	*	Clear Channel Outdoor Holdings, Inc (Class A)	103
7,443	*	Clinical Data, Inc	80
35,274	*	Cogent Communications Group, Inc	254
30,867	*	Cogent, Inc	367
32,766		Cognex Corp	437
215,509	*	Cognizant Technology Solutions Corp (Class A)	4,480
30,771	*	Commvault Systems, Inc	338
14,638		Compass Diversified Trust	131
10,442	*	Compellent Technologies, Inc	113
9,637		Computer Programs & Systems, Inc	321
112,461	*	Computer Sciences Corp	4,143
195,276	*	Compuware Corp	1,287
11,985	*	COMSYS IT Partners, Inc	26
33,165	*	Concur Technologies, Inc	636
14,777	*	Constant Contact, Inc	207
94,883	*	Convergys Corp	767
14,866	*	CoStar Group, Inc	450

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
29,162	*	CSG Systems International, Inc	$416
55,466	*	Cybersource Corp	821
26,898	*	Data Domain, Inc	338
30,663	*	DealerTrack Holdings, Inc	402
9,295	*	Deltek, Inc	40
37,676		Deluxe Corp	363
11,372	*	Dice Holdings, Inc	32
27,830	*	Digital River, Inc	830
16,736	*	DivX, Inc	84
4,195	*	DMRC Corp	41
12,741	*	Double-Take Software, Inc	86
32,321	*	DST Systems, Inc	1,119
18,300	*	DynCorp International, Inc (Class A)	244
82,942	*	Earthlink, Inc	545
837,779	*	eBay, Inc	10,523
4,491	*	Ebix, Inc	112
18,386	*	Echelon Corp	149
42,934	*	Eclipsys Corp	435
11,677		Electro Rent Corp	113
239,335	*	Electronic Arts, Inc	4,354
39,428	*	Electronics for Imaging, Inc	386
45,086	*	Entrust, Inc	68
42,487	*	Epicor Software Corp	162
25,591	*	EPIQ Systems, Inc	461
97,623		Equifax, Inc	2,387
51,812	*	Evergreen Energy, Inc	72
13,663	*	ExlService Holdings, Inc	118
161,339	*	Expedia, Inc	1,465
60,414	*	F5 Networks, Inc	1,266
32,751		Factset Research Systems, Inc	1,637
36,812		Fair Isaac Corp	518
22,225	*	FalconStor Software, Inc	53
147,053		Fidelity National Information Services, Inc	2,676
5,700	*	First Advantage Corp (Class A)	79
122,884	*	Fiserv, Inc	4,480
11,266	*	Forrester Research, Inc	232
43,182	*	Gartner, Inc	475
15,914	*	Gerber Scientific, Inc	38
19,091		Gevity HR, Inc	75
31,343	*	Global Cash Access, Inc	120
12,411	*	Global Sources Ltd	48
178,730	*	Google, Inc (Class A)	62,209
7,107	*	Guidance Software, Inc	29
12,787	*	H&E Equipment Services, Inc	84
30,102	*	Hackett Group, Inc	61
33,142		Healthcare Services Group	496
20,843		Heartland Payment Systems, Inc	138
14,300		Heidrick & Struggles International, Inc	254
75,158	*	HLTH Corp	778
20,618	*	HMS Holdings Corp	678
18,794	*	HSW International, Inc	3
17,722	*	Hudson Highland Group, Inc	20

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
37,591	*	Hypercom Corp	$36
10,436	*	i2 Technologies, Inc	82
4,942	*	ICT Group, Inc	28
12,987		iGate Corp	42
32,471	*	IHS, Inc (Class A)	1,337
133,441		IMS Health, Inc	1,664
20,612		infoGROUP, Inc	86
67,760	*	Informatica Corp	898
23,086		Infospace, Inc	120
22,974	*	Innerworkings, Inc	98
11,404	*	Integral Systems, Inc	98
27,564		Interactive Data Corp	685
9,285	*	Interactive Intelligence, Inc	84
34,783	*	Internap Network Services Corp	94
15,520	*	Internet Brands, Inc (Class A)	91
32,107	*	Internet Capital Group, Inc	129
360,254	*	Interpublic Group of Cos, Inc	1,484
242,115	*	Intuit, Inc	6,537
23,825	*	inVentiv Health, Inc	194
134,888	*	Iron Mountain, Inc	2,990
54,563		Jack Henry & Associates, Inc	890
18,698	*	JDA Software Group, Inc	216
394,988	*	Juniper Networks, Inc	5,949
16,327		Kelly Services, Inc (Class A)	131
17,839	*	Kenexa Corp	96
10,875	*	Keynote Systems, Inc	86
21,985	*	Kforce, Inc	155
19,259	*	Knot, Inc	158
34,304	*	Korn/Ferry International	311
58,590	*	Lamar Advertising Co (Class A)	571
99,271	*	Lawson Software, Inc	422
21,868	*	Limelight Networks, Inc	73
10,323	*	Liquidity Services, Inc	72
23,625	*	Magma Design Automation, Inc	18
19,563	*	Manhattan Associates, Inc	339
60,033		Manpower, Inc	1,893
16,598	*	Mantech International Corp (Class A)	695
16,386		Marchex, Inc (Class B)	56
54,966		Mastercard, Inc (Class A)	9,206
113,329	*	McAfee, Inc	3,797
62,676	*	Mentor Graphics Corp	278
6,064,639		Microsoft Corp	111,407
6,831	*	MicroStrategy, Inc (Class A)	234
33,165	*	MODUSLINK GLOBAL SOLUTIONS,Inc	86
10,401	*	Monotype Imaging Holdings, Inc	39
90,011	*	Monster Worldwide, Inc	734
146,644		Moody's Corp	3,361
76,340	*	Move, Inc	111
71,559	*	MPS Group, Inc	426
30,812	*	MSC.Software Corp	174
4,688	*	NCI, Inc (Class A)	122
127,822	*	NCR Corp	1,016

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
24,391	*	Ness Technologies, Inc	$72
30,099	*	NetFlix, Inc	1,292
21,523	*	Netscout Systems, Inc	154
5,077	*	NetSuite, Inc	57
27,305		NIC, Inc	142
263,166	*	Novell, Inc	1,121
144,966	*	Nuance Communications, Inc	1,574
241,665		Omnicom Group, Inc	5,655
49,914	*	Omniture, Inc	658
25,372	*	On Assignment, Inc	69
14,464	*	Online Resources Corp	61
66,009	*	OpenTV Corp (Class A)	100
9,552	*	Opnet Technologies, Inc	83
2,942,070	*	Oracle Corp	53,163
90,859	*	Parametric Technology Corp	907
14,951		PC-Tel, Inc	64
10,922		Pegasystems, Inc	203
20,679	*	Perficient, Inc	112
61,125	*	Perot Systems Corp (Class A)	787
35,033	*	Phase Forward, Inc	448
19,353	*	Phoenix Technologies Ltd	31
10,816	*	Portfolio Recovery Associates, Inc	290
46,371	*	Premiere Global Services, Inc	409
34,039	*	Progress Software Corp	591
9,299	*	PROS Holdings, Inc	43
4,545	*	Protection One, Inc	14
8,302		QAD, Inc	21
13,420		Quality Systems, Inc	607
52,171	*	Quest Software, Inc	662
13,000	*	Rackspace Hosting, Inc	97
15,387	*	Radiant Systems, Inc	68
15,185	*	Radisys Corp	92
46,246	*	Raser Technologies, Inc	194
72,153	*	RealNetworks, Inc	168
141,932	*	Red Hat, Inc	2,532
5,893		Renaissance Learning, Inc	53
49,265	*	Rent-A-Center, Inc	954
20,163	*	RightNow Technologies, Inc	153
14,300	*	Riskmetrics Group Inc	204
108,529		Robert Half International, Inc	1,935
30,289		Rollins, Inc	519
34,156	*	RSC Holdings, Inc	180
41,988	*	S1 Corp	216
79,325	*	Salesforce.com, Inc	2,596
74,115	*	Sapient Corp	331
20,806	*	Smith Micro Software, Inc	109
21,404	*	Sohu.com, Inc	884
45,445	*	SonicWALL, Inc	203
165,491	*	Sonus Networks, Inc	260
48,415		Sotheby's (Class A)	436
14,838	*	Sourcefire, Inc	108
42,038	*	Spherion Corp	87

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
13,651	*	SPSS, Inc	$388
31,079	*	SRA International, Inc (Class A)	457
14,356	*	Stratasys, Inc	119
16,116	*	SuccessFactors, Inc	123
575,173	*	Sun Microsystems, Inc	4,210
32,388	*	SupportSoft, Inc	62
59,891	*	Sybase, Inc	1,814
24,041	*	SYKES Enterprises, Inc	400
634,123	*	Symantec Corp	9,474
17,694	*	Synchronoss Technologies, Inc	217
12,476	*	SYNNEX Corp	245
108,202	*	Synopsys, Inc	2,243
9,061		Syntel, Inc	186
56,639		Take-Two Interactive Software, Inc	473
11,400		TAL International Group, Inc	83
21,334	*	Taleo Corp (Class A)	252
5,765	*	TechTarget, Inc	14
29,375	*	TeleTech Holdings, Inc	320
7,088		Textainer Group Holdings Ltd	48
12,795		TheStreet.com, Inc	25
48,928	*	THQ, Inc	149
137,923	*	TIBCO Software, Inc	810
16,913	*	TNS, Inc	138
124,011		Total System Services, Inc	1,713
18,504	*	TradeStation Group, Inc	122
37,265	*	TrueBlue, Inc	307
17,682	*	Ultimate Software Group, Inc	305
6,599	*	Unica Corp	32
246,359	*	Unisys Corp	131
53,083		United Online, Inc	237
49,976	*	United Rentals, Inc	210
70,702	*	Valueclick, Inc	602
19,828	*	Vasco Data Security International	114
147,025	*	VeriSign, Inc	2,774
15,178		Viad Corp	214
20,615	*	Vignette Corp	138
5,940	*	Virtusa Corp	37
338,280		Visa, Inc (Class A)	18,808
34,158	*	VMware, Inc (Class A)	807
11,624	*	Vocus, Inc	154
12,149	*	Volt Information Sciences, Inc	81
4,946	*	WebMD Health Corp (Class A)	111
33,540	*	Websense, Inc	403
19,543	*	Website Pros, Inc	66
53,517	*	Wind River Systems, Inc	344
1,039,598	*	Yahoo!, Inc	13,318
		TOTAL BUSINESS SERVICES	492,517

CHEMICALS AND ALLIED PRODUCTS - 13.55%
1,166,142		Abbott Laboratories	55,625
4,621	*	Abraxis Bioscience, Inc	220
21,809	*	Acadia Pharmaceuticals, Inc	21

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
29,951	*	Acorda Therapeutics, Inc	$593
33,118	*	Adolor Corp	68
159,023		Air Products & Chemicals, Inc	8,945
17,349	*	Albany Molecular Research, Inc	164
68,987		Albemarle Corp	1,502
67,570		Alberto-Culver Co	1,528
61,070	*	Alexion Pharmaceuticals, Inc	2,300
14,002	*	Alexza Pharmaceuticals, Inc	31
70,988	*	Alkermes, Inc	861
38,130	*	Allos Therapeutics, Inc	236
27,380	*	Alnylam Pharmaceuticals, Inc	521
15,148	*	AMAG Pharmaceuticals, Inc	557
48,382	*	American Oriental Bioengineering, Inc	187
18,079		American Vanguard Corp	233
771,687	*	Amgen, Inc	38,214
20,985		Arch Chemicals, Inc	398
7,989	*	Ardea Biosciences, Inc	82
56,996	*	Arena Pharmaceuticals, Inc	172
23,529	*	Arqule, Inc	97
33,623	*	Array Biopharma, Inc	89
32,087	*	Auxilium Pharmaceuticals, Inc	889
80,247		Avery Dennison Corp	1,793
321,771		Avon Products, Inc	6,188
11,970		Balchem Corp	301
7,894	*	Biodel, Inc	41
16,395	*	BioForm Medical, Inc	20
218,361	*	Biogen Idec, Inc	11,446
73,673	*	BioMarin Pharmaceuticals, Inc	910
7,589	*	BioMimetic Therapeutics, Inc	54
1,493,707		Bristol-Myers Squibb Co	32,742
50,868		Cabot Corp	535
11,732	*	Cadence Pharmaceuticals, Inc	110
39,912	*	Calgon Carbon Corp	566
20,927	*	Cambrex Corp	48
5,883	*	Caraco Pharmaceutical Laboratories Ltd	21
104,501		Celanese Corp (Series A)	1,397
345,629	*	Celgene Corp	15,346
52,007	*	Cell Genesys, Inc	15
11,042	*	Celldex Therapeutics, Inc	72
50,985	*	Cephalon, Inc	3,472
35,871		CF Industries Holdings, Inc	2,552
50,891	*	Charles River Laboratories International, Inc	1,385
12,829	*	Chattem, Inc	719
12,148	*	China Precision Steel, Inc	14
53,600		Church & Dwight Co, Inc	2,800
103,609		Clorox Co	5,334
383,096		Colgate-Palmolive Co	22,595
35,033	*	Columbia Laboratories, Inc	50
10,785	*	Cougar Biotechnology, Inc	347
43,598	*	Cubist Pharmaceuticals, Inc	713
27,159	*	Cypress Bioscience, Inc	193
34,218		Cytec Industries, Inc	514

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
18,758	*	Cytokinetics, Inc	$32
13,680	*	Cytori Therapeutics, Inc	24
82,349	*	Dendreon Corp	346
58,878	*	Discovery Laboratories, Inc	72
696,450		Dow Chemical Co	5,871
680,888		Du Pont (E.I.) de Nemours & Co	15,204
50,131	*	Durect Corp	112
57,589		Eastman Chemical Co	1,543
132,750		Ecolab, Inc	4,610
753,898		Eli Lilly & Co	25,188
17,426	*	Elizabeth Arden, Inc	102
12,093	*	Emergent Biosolutions, Inc	163
28,467	*	Enzon Pharmaceuticals, Inc	173
74,472		Estee Lauder Cos (Class A)	1,836
17,933	*	Facet Biotech Corp	170
32,745		Ferro Corp	47
56,330		FMC Corp	2,430
230,248	*	Forest Laboratories, Inc	5,056
202,077	*	Genzyme Corp	12,001
68,660	*	Geron Corp	307
695,753	*	Gilead Sciences, Inc	32,227
11,695	*	GTx, Inc	124
36,079		H.B. Fuller Co	469
45,558	*	Halozyme Therapeutics, Inc	249
120,003	*	Hospira, Inc	3,703
102,740	*	Human Genome Sciences, Inc	85
122,095		Huntsman Corp	382
20,516	*	ICO, Inc	42
17,140	*	Idenix Pharmaceuticals, Inc	53
14,987	*	Idera Pharmaceuticals, Inc	97
46,774	*	Idexx Laboratories, Inc	1,617
51,858	*	Immucor, Inc	1,304
30,113	*	Immunogen, Inc	214
8,256		Innophos Holdings, Inc	93
16,128		Innospec, Inc	61
29,838	*	Inspire Pharmaceuticals, Inc	121
9,091		Inter Parfums, Inc	53
26,810	*	InterMune, Inc	441
61,056		International Flavors & Fragrances, Inc	1,860
58,968	*	Inverness Medical Innovations, Inc	1,570
124,630	*	Invitrogen Corp	4,048
29,249	*	Javelin Pharmaceuticals, Inc	42
2,129,335		Johnson & Johnson	112,003
10,660		Kaiser Aluminum Corp	246
181,931	*	King Pharmaceuticals, Inc	1,286
16,539		Koppers Holdings, Inc	240
28,632	*	KV Pharmaceutical Co (Class A)	47
14,893	*	Landec Corp	83
64,160	*	Ligand Pharmaceuticals, Inc (Class B)	191
51,368		Lubrizol Corp	1,747
9,202		Mannatech, Inc	31
29,304	*	MannKind Corp	102

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,396	*	MAP Pharmaceuticals, Inc	$11
25,699		Martek Biosciences Corp	469
97,479	*	Medarex, Inc	500
40,166	*	Medicines Co	435
44,203		Medicis Pharmaceutical Corp (Class A)	547
19,900	*	Medivation, Inc	364
1,619,491		Merck & Co, Inc	43,321
31,965		Meridian Bioscience, Inc	579
26,053	*	MiddleBrook Pharmaceuticals, Inc	35
14,800		Minerals Technologies, Inc	474
12,466	*	Molecular Insight Pharmaceuticals, Inc	44
15,457	*	Momenta Pharmaceuticals, Inc	170
414,388		Monsanto Co	34,436
116,583		Mosaic Co	4,894
229,675	*	Mylan Laboratories, Inc	3,080
40,164	*	Nabi Biopharmaceuticals	149
102,409		Nalco Holding Co	1,338
8,950	*	Nanosphere, Inc	44
39,647	*	NBTY, Inc	558
26,156	*	Neurocrine Biosciences, Inc	93
9,671		NewMarket Corp	428
4,943		NL Industries, Inc	49
37,550	*	Novavax, Inc	38
15,161	*	Noven Pharmaceuticals, Inc	144
34,351	*	NPS Pharmaceuticals, Inc	144
12,855	*	Obagi Medical Products, Inc	69
56,338		Olin Corp	804
21,783	*	OM Group, Inc	421
42,047	*	Onyx Pharmaceuticals, Inc	1,200
22,266	*	Optimer Pharmaceuticals, Inc	294
30,922	*	OraSure Technologies, Inc	78
14,170	*	Orexigen Therapeutics, Inc	37
44,755	*	OSI Pharmaceuticals, Inc	1,712
12,630	*	Osiris Therapeutics, Inc	174
21,959	*	Pacific Ethanol, Inc	7
95,251	*	Pactiv Corp	1,390
24,948	*	Pain Therapeutics, Inc	105
26,028	*	Par Pharmaceutical Cos, Inc	246
42,468	*	Parexel International Corp	413
89,667		PDL BioPharma, Inc	635
60,547		Perrigo Co	1,503
22,927	*	PetMed Express, Inc	378
5,114,080		Pfizer, Inc	69,654
11,132	*	Pharmasset, Inc	109
22,253	*	PharMerica Corp	370
67,684	*	PolyOne Corp	156
15,548	*	Pozen, Inc	95
122,525		PPG Industries, Inc	4,521
236,032		Praxair, Inc	15,883
32,300	*	Prestige Brands Holdings, Inc	167
2,277,314		Procter & Gamble Co	107,239
15,641	*	Progenics Pharmaceuticals, Inc	103

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
1,015	*	Protalix BioTherapeutics, Inc	$2
39,281	*	Questcor Pharmaceuticals, Inc	193
21,781	*	Quidel Corp	201
20,729	*	Rexahn Pharmaceuticals, Inc	15
30,029	*	Rockwood Holdings, Inc	238
99,254		Rohm & Haas Co	7,825
93,523		RPM International, Inc	1,191
38,461	*	Salix Pharmaceuticals Ltd	365
1,223,658		Schering-Plough Corp	28,817
34,325		Scotts Miracle-Gro Co (Class A)	1,191
36,251		Sensient Technologies Corp	852
80,899	*	Sepracor, Inc	1,186
75,291		Sherwin-Williams Co	3,913
96,166		Sigma-Aldrich Corp	3,634
85,457	*	Solutia, Inc	160
5,500		Stepan Co	150
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	39
13,627	*	SurModics, Inc	249
11,524	*	Synta Pharmaceuticals Corp	25
12,688	*	Targacept, Inc	34
41,591	*	Theravance, Inc	707
14,190	*	Ulta Salon Cosmetics & Fragrance, Inc	94
32,716	*	Unifi, Inc	21
17,046	*	United Therapeutics Corp	1,127
7,179	*	USANA Health Sciences, Inc	161
93,574	*	USEC, Inc	449
52,808	*	Valeant Pharmaceuticals International	939
75,915		Valspar Corp	1,516
122,537	*	Vertex Pharmaceuticals, Inc	3,520
68,037	*	Viropharma, Inc	357
70,140	*	Warner Chilcott Ltd (Class A)	738
77,403	*	Watson Pharmaceuticals, Inc	2,408
15,532		Westlake Chemical Corp	227
53,589	*	WR Grace & Co	340
1,006,485		Wyeth	43,320
19,376	*	Xenoport, Inc	376
93,790	*	XOMA Ltd	51
26,437	*	Zymogenetics, Inc	106
		TOTAL CHEMICALS AND ALLIED PRODUCTS	872,788

COAL MINING - 0.19%
55,711	*	Alpha Natural Resources, Inc	989
105,506		Arch Coal, Inc	1,411
136,179		Consol Energy, Inc	3,437
126,435	*	International Coal Group, Inc	204
21,382	*	James River Coal Co	264
66,819		Massey Energy Co	676
18,531	*	National Coal Corp	25
204,692		Peabody Energy Corp	5,125
6,846	*	Westmoreland Coal Co	49
		TOTAL COAL MINING	12,180

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
COMMUNICATIONS - 4.88%
42,374		Adtran, Inc	$687
30,232		Alaska Communications Systems Group, Inc	203
299,275	*	American Tower Corp (Class A)	9,107
21,897	*	Anixter International, Inc	694
36,674	*	Aruba Networks, Inc	115
4,488,820		AT&T, Inc	113,118
6,765		Atlantic Tele-Network, Inc	130
10,900	*	Audiovox Corp (Class A)	37
37,143	*	Brightpoint, Inc	159
162,862		Cablevision Systems Corp (Class A)	2,107
20,132	*	Cbeyond Communications, Inc	379
439,071		CBS Corp (Class B)	1,686
48,375	*	Centennial Communications Corp	400
30,890	*	Central European Media Enterprises Ltd (Class A)	354
79,932		CenturyTel, Inc	2,248
180,973	*	Cincinnati Bell, Inc	416
48,356	*	Clearwire Corp (Class A)	249
2,114,714		Comcast Corp (Class A)	28,845
15,026		Consolidated Communications Holdings, Inc	154
18,140	*	Cox Radio, Inc (Class A)	74
211,290	*	Crown Castle International Corp	4,312
13,062	*	Crown Media Holdings, Inc (Class A)	27
48,653	*	CTC Media, Inc	222
35,320	*	Cumulus Media, Inc (Class A)	36
13,694	*	DG FastChannel, Inc	257
412,130	*	DIRECTV Group, Inc	9,392
154,279	*	DISH Network Corp (Class A)	1,714
111,454		Embarq Corp	4,219
22,831		Entercom Communications Corp (Class A)	25
52,691	*	Entravision Communications Corp (Class A)	14
25,915	*	Equinix, Inc	1,455
77,956		Fairpoint Communications, Inc	61
86,527	*	FiberTower Corp	17
5,404		Fisher Communications, Inc	53
241,417		Frontier Communications Corp	1,733
38,028	*	General Communication, Inc (Class A)	254
16,043	*	GeoEye, Inc	317
23,031	*	Global Crossing Ltd	161
59,816		Global Payments, Inc	1,998
8,244	*	Global Traffic Network, Inc	25
31,334	*	Globalstar, Inc	11
29,084		Gray Television, Inc	9
18,785		Hearst-Argyle Television, Inc	78
4,578	*	Hughes Communications, Inc	55
73,060	*	IAC/InterActiveCorp	1,113
23,311		Ibasis, Inc	16
73,766	*	ICO Global Communications Holdings Ltd (Class A)	26
13,313	*	IDT Corp (Class B)	15
28,194		Iowa Telecommunications Services, Inc	323
11,781	*	iPCS, Inc	114
34,679	*	j2 Global Communications, Inc	759

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
18,344	*	Knology, Inc	$76
40,662	*	Leap Wireless International, Inc	1,418
1,126,352	*	Level 3 Communications, Inc	1,036
215,878	*	Liberty Global, Inc (Class A)	3,143
91,188	*	Liberty Media Corp - Capital (Series A)	636
390,152	*	Liberty Media Corp - Entertainment (Series A)	7,784
451,171	*	Liberty Media Holding Corp (Interactive A)	1,308
17,509	*	Lin TV Corp (Class A)	20
36,540	*	Mastec, Inc	442
42,748	*	Mediacom Communications Corp (Class A)	172
184,903	*	MetroPCS Communications, Inc	3,158
58,046	*	NeuStar, Inc (Class A)	972
11,933	*	Neutral Tandem, Inc	294
35,052	*	Nextwave Wireless, Inc	6
124,347	*	NII Holdings, Inc (Class B)	1,865
20,547	*	Novatel Wireless, Inc	115
23,518		NTELOS Holdings Corp	427
18,865	*	Orbcomm, Inc	28
89,041	*	PAETEC Holding Corp	128
1,801		Preformed Line Products Co	68
1,126,248		Qwest Communications International, Inc	3,852
27,120	*	RCN Corp	100
26,729	*	SAVVIS, Inc	165
86,546	*	SBA Communications Corp (Class A)	2,017
66,193		Scripps Networks Interactive (Class A)	1,490
16,080		Shenandoah Telecom Co	367
34,573		Sinclair Broadcast Group, Inc (Class A)	36
2,092,116	*	Sprint Nextel Corp	7,469
14,575	*	Switch & Data Facilities Co, Inc	128
40,677	*	Syniverse Holdings, Inc	641
23,373	*	TeleCommunication Systems, Inc (Class A)	214
76,623		Telephone & Data Systems, Inc	2,031
33,818	*	Terremark Worldwide, Inc	91
41,319	*	TerreStar Corp	23
264,905		Time Warner Cable, Inc	6,570
77,001	*	TiVo, Inc	542
13,170	*	US Cellular Corp	439
18,421		USA Mobility, Inc	170
2,154,052		Verizon Communications, Inc	65,052
420,153	*	Viacom, Inc (Class B)	7,302
19,600	*	Virgin Mobile USA, Inc (Class A)	25
47,364	*	Vonage Holdings Corp	19
329,846		Windstream Corp	2,659
		TOTAL COMMUNICATIONS	314,471

DEPOSITORY INSTITUTIONS - 5.25%
9,281		1st Source Corp	168
17,560		Abington Bancorp, Inc	145
16,737		Amcore Financial, Inc	27
7,905		Ameris Bancorp	37
4,648		Ames National Corp	79
16,200		Anchor Bancorp Wisconsin, Inc	22

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
6,337		Arrow Financial Corp	$150
95,985		Associated Banc-Corp	1,482
61,450		Astoria Financial Corp	565
5,016		Bancfirst Corp	183
19,277		Banco Latinoamericano de Exportaciones S.A. (Class E)	181
62,619		Bancorpsouth, Inc	1,305
12,210		BancTrust Financial Group, Inc	77
41,404		Bank Mutual Corp	375
4,768,817		Bank of America Corp	32,523
37,476		Bank of Hawaii Corp	1,236
863,601		Bank of New York Mellon Corp	24,397
11,948		Bank of the Ozarks, Inc	276
17,629		BankFinancial Corp	176
8,647		Banner Corp	25
412,125		BB&T Corp	6,973
23,421	*	Beneficial Mutual Bancorp, Inc	231
6,060		Berkshire Hills Bancorp, Inc	139
18,666		BOK Financial Corp	645
40,006		Boston Private Financial Holdings, Inc	140
48,082		Brookline Bancorp, Inc	457
4,771		Bryn Mawr Bank Corp	80
5,527		Camden National Corp	126
9,158		Capital City Bank Group, Inc	105
9,528		Capitol Bancorp Ltd	40
16,280		Capitol Federal Financial	616
18,053		Cardinal Financial Corp	104
19,846		Cascade Bancorp	32
4,403		Cass Information Systems, Inc	143
36,547		Cathay General Bancorp	381
6,947		Centerstate Banks of Florida, Inc	76
24,035		Central Pacific Financial Corp	135
16,601		Chemical Financial Corp	345
4,116,732		Citigroup, Inc	10,415
6,398		Citizens & Northern Corp	118
54,766		Citizens Republic Bancorp, Inc	85
9,310		City Bank	31
12,921		City Holding Co	353
30,962		City National Corp	1,046
8,907		Clifton Savings Bancorp, Inc	89
10,291		CoBiz, Inc	54
175,143		Colonial Bancgroup, Inc	158
10,948		Columbia Banking System, Inc	70
113,354		Comerica, Inc	2,076
47,558		Commerce Bancshares, Inc	1,726
25,190		Community Bank System, Inc	422
9,922		Community Trust Bancorp, Inc	265
27,635		Corus Bankshares, Inc	7
44,325		Cullen/Frost Bankers, Inc	2,081
47,839		CVB Financial Corp	317
19,824		Dime Community Bancshares	186
17,386	*	Dollar Financial Corp	166
49,790		East West Bancorp, Inc	228

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
4,094	*	Encore Bancshares, Inc	$43
5,234		Enterprise Financial Services Corp	51
12,436		ESSA Bancorp, Inc	166
32,402	*	Euronet Worldwide, Inc	423
4,534		Farmers Capital Bank Corp	71
406,756		Fifth Third Bancorp	1,188
7,979		Financial Institutions, Inc	61
9,860		First Bancorp	118
55,312		First Bancorp	236
6,485		First Bancorp, Inc	103
16,258		First Busey Corp	126
4,516		First Citizens Bancshares, Inc (Class A)	595
65,852		First Commonwealth Financial Corp	584
6,565		First Community Bancshares, Inc	77
23,858		First Financial Bancorp	227
16,578		First Financial Bankshares, Inc	799
8,954		First Financial Corp	330
8,300		First Financial Holdings, Inc	63
16,505		First Financial Northwest, Inc	138
157,901		First Horizon National Corp	1,696
12,330		First Merchants Corp	133
34,833		First Midwest Bancorp, Inc	299
85,087		First Niagara Financial Group, Inc	927
10,172		First Place Financial Corp	34
5,157		First South Bancorp, Inc	55
64,614		FirstMerit Corp	1,176
31,002	*	Flagstar Bancorp, Inc	23
12,979		Flushing Financial Corp	78
64,896		FNB Corp	498
28,387		Frontier Financial Corp	31
127,918		Fulton Financial Corp	848
46,200		Glacier Bancorp, Inc	726
6,278		Greene County Bancshares, Inc	55
40,600	*	Guaranty Bancorp	71
19,896		Hancock Holding Co	622
27,371		Hanmi Financial Corp	36
29,113		Harleysville National Corp	176
10,342		Heartland Financial USA, Inc	140
8,209		Heritage Commerce Corp	43
8,842		Home Bancshares, Inc	177
391,818		Hudson City Bancorp, Inc	4,580
275,802		Huntington Bancshares, Inc	458
13,766		IBERIABANK Corp	632
11,804		Independent Bank Corp	174
12,591		Integra Bank Corp	24
35,467		International Bancshares Corp	277
37,852	*	Investors Bancorp, Inc	321
2,800,457		JPMorgan Chase & Co	74,436
14,732		Kearny Financial Corp	154
369,936		Keycorp	2,911
13,792		Lakeland Bancorp, Inc	111
8,565		Lakeland Financial Corp	164

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
48,920		M&T Bank Corp	$2,213
11,504		MainSource Financial Group, Inc	92
189,411		Marshall & Ilsley Corp	1,066
25,844		MB Financial, Inc	351
7,250	*	Meridian Interstate Bancorp, Inc	61
69,182	*	Metavante Technologies, Inc	1,381
11,521		Midwest Banc Holdings, Inc	12
15,140		Nara Bancorp, Inc	45
1,893		NASB Financial, Inc	47
58,409		National Penn Bancshares, Inc	485
24,427		NBT Bancorp, Inc	529
40,157	*	Net 1 UEPS Technologies, Inc	611
253,340		New York Community Bancorp, Inc	2,830
85,685		NewAlliance Bancshares, Inc	1,006
167,077		Northern Trust Corp	9,995
14,313		Northfield Bancorp, Inc	156
12,217		Northwest Bancorp, Inc	206
6,098		OceanFirst Financial Corp	62
50,588		Old National Bancorp	565
9,237		Old Second Bancorp, Inc	59
32,077		Oriental Financial Group, Inc	157
8,236	*	Oritani Financial Corp	115
33,369		Pacific Capital Bancorp	226
7,335		Pacific Continental Corp	85
18,350		PacWest Bancorp	263
9,214		Park National Corp	514
5,996		Peapack Gladstone Financial Corp	108
3,548	*	Pennsylvania Commerce Bancorp, Inc	65
6,808		Peoples Bancorp, Inc	88
261,021		People's United Financial, Inc	4,691
19,269	*	Pinnacle Financial Partners, Inc	457
321,230		PNC Financial Services Group, Inc	9,409
212,468		Popular, Inc	463
15,241		Premierwest Bancorp	61
16,513		PrivateBancorp, Inc	239
31,549		Prosperity Bancshares, Inc	863
25,227		Provident Bankshares Corp	178
45,191		Provident Financial Services, Inc	489
30,181		Provident New York Bancorp	258
523,118		Regions Financial Corp	2,228
15,054		Renasant Corp	189
6,104		Republic Bancorp, Inc (Class A)	114
6,115		Rockville Financial, Inc	56
7,271		Roma Financial Corp	94
20,998		S&T Bancorp, Inc	445
8,198		S.Y. Bancorp, Inc	199
11,917		Sandy Spring Bancorp, Inc	133
4,873		Santander BanCorp	38
7,436		SCBT Financial Corp	155
9,460		Seacoast Banking Corp of Florida	29
6,171		Shore Bancshares, Inc	103
3,786		Sierra Bancorp	37

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
27,962	*	Signature Bank	$789
9,660		Simmons First National Corp (Class A)	243
6,975		Smithtown Bancorp, Inc	79
53,177		South Financial Group, Inc	58
8,779		Southside Bancshares, Inc	166
9,257		Southwest Bancorp, Inc	87
10,282		State Bancorp, Inc	79
323,216		State Street Corp	9,949
16,183		StellarOne Corp	193
13,290		Sterling Bancorp	132
66,597		Sterling Bancshares, Inc	436
40,780		Sterling Financial Corp	84
7,140		Suffolk Bancorp	186
9,187	*	Sun Bancorp, Inc	48
259,553		SunTrust Banks, Inc	3,047
63,735		Susquehanna Bancshares, Inc	595
21,869	*	SVB Financial Group	438
208,151		Synovus Financial Corp	676
98,460		TCF Financial Corp	1,158
20,193	*	Texas Capital Bancshares, Inc	227
75,201		TFS Financial Corp	912
6,413		Tompkins Trustco, Inc	276
14,640		TowneBank	239
9,919		Trico Bancshares	166
62,026		Trustco Bank Corp NY	373
36,836		Trustmark Corp	677
86,663		UCBH Holdings, Inc	131
24,432		UMB Financial Corp	1,038
43,224		Umpqua Holdings Corp	392
8,916		Union Bankshares Corp	123
27,662		United Bankshares, Inc	477
30,108		United Community Banks, Inc	125
18,972		United Community Financial Corp	23
12,678		United Financial Bancorp, Inc	166
5,168		United Security Bancshares	38
9,080		Univest Corp of Pennsylvania	159
1,315,899		US Bancorp	19,225
103,685		Valley National Bancorp	1,283
5,300		ViewPoint Financial Group	64
1,518		W Holding Co, Inc	14
62,928		Washington Federal, Inc	836
8,575		Washington Trust Bancorp, Inc	139
7,507	*	Waterstone Financial, Inc	15
36,246		Webster Financial Corp	154
3,199,830		Wells Fargo & Co	45,566
19,012		WesBanco, Inc	434
11,970		West Bancorporation, Inc	89
10,009		West Coast Bancorp	22
23,845		Westamerica Bancorporation	1,086
11,887	*	Western Alliance Bancorp	54
555,328		Western Union Co	6,980
23,121		Westfield Financial, Inc	203

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
53,084		Whitney Holding Corp	$608
51,413		Wilmington Trust Corp	498
9,638		Wilshire Bancorp, Inc	50
17,249		Wintrust Financial Corp	212
4,467		WSFS Financial Corp	101
8,510		Yadkin Valley Financial Corp	64
88,175		Zions Bancorporation	868
		TOTAL DEPOSITORY INSTITUTIONS	338,446

EATING AND DRINKING PLACES - 1.19%
18,260	*	AFC Enterprises	82
13,771	*	BJ's Restaurants, Inc	192
22,166		Bob Evans Farms, Inc	497
74,822		Brinker International, Inc	1,130
13,602	*	Buffalo Wild Wings, Inc	498
57,980		Burger King Holdings, Inc	1,331
20,543	*	California Pizza Kitchen, Inc	269
17,289		CBRL Group, Inc	495
15,908	*	CEC Entertainment, Inc	412
42,984	*	Cheesecake Factory	492
25,245	*	Chipotle Mexican Grill, Inc (Class A)	1,676
39,583		CKE Restaurants, Inc	332
105,300		Darden Restaurants, Inc	3,608
75,312	*	Denny's Corp	126
13,678		DineEquity, Inc	162
30,059	*	Domino's Pizza, Inc	197
44,170	*	Jack in the Box, Inc	1,029
39,881	*	Krispy Kreme Doughnuts, Inc	64
8,401		Landry's Restaurants, Inc	44
14,864	*	Luby's, Inc	73
855,510		McDonald's Corp	46,685
14,289		O'Charleys, Inc	43
18,793	*	Papa John's International, Inc	430
18,084	*	PF Chang's China Bistro, Inc	414
11,853	*	Red Robin Gourmet Burgers, Inc	209
4,110	*	Rick's Cabaret International, Inc	19
38,476	*	Ruby Tuesday, Inc	112
10,929	*	Ruth's Chris Steak House, Inc	13
45,772	*	Sonic Corp	459
19,171	*	Steak N Shake Co	145
37,299	*	Texas Roadhouse, Inc (Class A)	355
138,286		Tim Hortons, Inc	3,507
304,277		Wendy's/Arby's Group, Inc (Class A)	1,530
357,452		Yum! Brands, Inc	9,822
		TOTAL EATING AND DRINKING PLACES	76,452

EDUCATIONAL SERVICES - 0.30%
9,360	*	American Public Education, Inc	394
96,258	*	Apollo Group, Inc (Class A)	7,540
66,736	*	Career Education Corp	1,599
62,840	*	Corinthian Colleges, Inc	1,222
46,301		DeVry, Inc	2,231

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,900	*	Grand Canyon Education, Inc	$154
28,875	*	ITT Educational Services, Inc	3,506
4,365	*	K12, Inc	61
6,272	*	Learning Tree International, Inc	53
3,041	*	Lincoln Educational Services Corp	56
9,555	*	Princeton Review, Inc	42
10,853		Strayer Education, Inc	1,951
19,401	*	Universal Technical Institute, Inc	232
		TOTAL EDUCATIONAL SERVICES	19,041

ELECTRIC, GAS, AND SANITARY SERVICES - 4.80%
503,799	*	AES Corp	2,927
58,316		AGL Resources, Inc	1,547
125,333		Allegheny Energy, Inc	2,904
22,911		Allete, Inc	611
83,951		Alliant Energy Corp	2,073
156,088		Ameren Corp	3,620
10,902		American Ecology Corp	152
302,675		American Electric Power Co, Inc	7,646
13,797		American States Water Co	501
45,539		American Water Works Co, Inc	876
103,073		Aqua America, Inc	2,061
68,406		Atmos Energy Corp	1,582
41,778		Avista Corp	576
62,286	*	Beacon Power Corp	29
29,085		Black Hills Corp	520
15,365		California Water Service Group	643
266,137	*	Calpine Corp	1,812
13,533	*	Casella Waste Systems, Inc (Class A)	23
237,260		Centerpoint Energy, Inc	2,475
10,819		Central Vermont Public Service Corp	187
13,300		CH Energy Group, Inc	624
4,829		Chesapeake Utilities Corp	147
15,476	*	Clean Energy Fuels Corp	94
16,001	*	Clean Harbors, Inc	768
45,184		Cleco Corp	980
158,961		CMS Energy Corp	1,882
6,221		Connecticut Water Service, Inc	126
205,661		Consolidated Edison, Inc	8,146
10,306		Consolidated Water Co, Inc	112
148,065		Constellation Energy Group, Inc	3,059
92,804	*	Covanta Holding Corp	1,215
28,820		Crosstex Energy, Inc	47
437,922		Dominion Resources, Inc	13,571
88,044		DPL, Inc	1,985
121,857		DTE Energy Co	3,375
954,073		Duke Energy Corp	13,662
375,752	*	Dynegy, Inc (Class A)	530
242,616		Edison International	6,990
520,870		El Paso Corp	3,255
35,119	*	El Paso Electric Co	495
29,343		Empire District Electric Co	424

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
52,567		Energen Corp	$1,531
34,291		EnergySolutions, Inc	297
6,863	*	EnerNOC, Inc	100
144,979		Entergy Corp	9,872
496,220		Exelon Corp	22,523
229,011		FirstEnergy Corp	8,840
308,303		FPL Group, Inc	15,640
92,128		Great Plains Energy, Inc	1,241
68,666		Hawaiian Electric Industries, Inc	943
36,600		Idacorp, Inc	855
57,780		Integrys Energy Group, Inc	1,505
38,559		ITC Holdings Corp	1,682
16,500		Laclede Group, Inc	643
134,112		MDU Resources Group, Inc	2,165
18,500		MGE Energy, Inc	580
9,765		Middlesex Water Co	141
114,988	*	Mirant Corp	1,311
61,245		National Fuel Gas Co	1,878
33,020		New Jersey Resources Corp	1,122
33,141		Nicor, Inc	1,101
206,968		NiSource, Inc	2,028
117,315		Northeast Utilities	2,533
21,700		Northwest Natural Gas Co	942
30,516		NorthWestern Corp	655
178,029	*	NRG Energy, Inc	3,133
82,689		NSTAR	2,636
67,715		OGE Energy Corp	1,613
78,038		Oneok, Inc	1,766
13,054		Ormat Technologies, Inc	358
25,707		Otter Tail Corp	567
148,003		Pepco Holdings, Inc	1,847
270,987		PG&E Corp	10,357
12,816	*	Pico Holdings, Inc	385
55,143		Piedmont Natural Gas Co, Inc	1,428
12,323	*	Pike Electric Corp	114
73,686		Pinnacle West Capital Corp	1,957
57,480	*	Plug Power, Inc	50
64,221		PNM Resources, Inc	530
50,898		Portland General Electric Co	895
281,672		PPL Corp	8,087
210,342		Progress Energy, Inc	7,627
34,100	*,m	Progress Energy, Inc	-	^
382,568		Public Service Enterprise Group, Inc	11,274
129,984		Questar Corp	3,825
249,129	*	Reliant Energy, Inc	795
244,424		Republic Services, Inc	4,192
10,949		Resource America, Inc (Class A)	44
87,523		SCANA Corp	2,704
188,601		Sempra Energy	8,721
176,210		Sierra Pacific Resources	1,655
10,436		SJW Corp	265
22,451		South Jersey Industries, Inc	786

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
580,533		Southern Co	$17,776
80,292		Southern Union Co	1,222
31,530		Southwest Gas Corp	664
16,033		Southwest Water Co	69
64,927	*	Stericycle, Inc	3,099
153,952		TECO Energy, Inc	1,717
82,402		UGI Corp	1,946
20,009		UIL Holdings Corp	447
27,775		Unisource Energy Corp	783
63,379		Vectren Corp	1,337
60,447	*	Waste Connections, Inc	1,553
369,225		Waste Management, Inc	9,452
19,253	*	Waste Services, Inc	82
78,996		Westar Energy, Inc	1,385
36,125		WGL Holdings, Inc	1,185
433,065		Williams Cos, Inc	4,928
88,888		Wisconsin Energy Corp	3,661
325,588		Xcel Energy, Inc	6,067
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	309,364

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.88%
15,750	*	Acme Packet, Inc	96
21,535	*	Actel Corp	218
29,251		Acuity Brands, Inc	659
82,321	*	Adaptec, Inc	198
86,140	*	ADC Telecommunications, Inc	378
25,828	*	Advanced Analogic Technologies, Inc	93
29,842	*	Advanced Battery Technologies, Inc	64
23,059	*	Advanced Energy Industries, Inc	174
459,470	*	Advanced Micro Devices, Inc	1,401
18,258	*	Airvana, Inc	107
226,287		Altera Corp	3,971
34,954	*	American Superconductor Corp	605
80,501		Ametek, Inc	2,517
108,376	*	Amkor Technology, Inc	290
131,304		Amphenol Corp (Class A)	3,741
47,982	*	Anadigics, Inc	99
216,899		Analog Devices, Inc	4,180
665,125	*	Apple Computer, Inc	69,918
51,846	*	Applied Micro Circuits Corp	252
9,126		Applied Signal Technology, Inc	185
94,272	*	Arris Group, Inc	695
5,326	*	Ascent Solar Technologies, Inc	22
49,998	*	Atheros Communications, Inc	733
329,609	*	Atmel Corp	1,196
24,963	*	ATMI, Inc	385
7,938	*	Avanex Corp	14
112,113	*	Avnet, Inc	1,963
34,410		AVX Corp	312
10,559	*	AZZ, Inc	279
39,062		Baldor Electric Co	566
7,316		Bel Fuse, Inc (Class B)	98

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
51,432	*	Benchmark Electronics, Inc	$576
24,403	*	BigBand Networks, Inc	160
71,779	*	Bookham, Inc	31
385,458	*	Broadcom Corp (Class A)	7,701
103,796	*	Capstone Turbine Corp	75
19,382	*	Ceradyne, Inc	351
14,775	*	Ceva, Inc	108
27,817	*	Checkpoint Systems, Inc	250
22,550	*	China BAK Battery, Inc	39
24,273	*	China Security & Surveillance Technology, Inc	93
77,581	*	Ciena Corp	604
4,462,556	*	Cisco Systems, Inc	74,837
18,553	*	Comtech Telecommunications Corp	460
130,567		Cooper Industries Ltd (Class A)	3,376
5,037	*	CPI International, Inc	47
68,281	*	Cree, Inc	1,607
23,637		CTS Corp	85
14,052		Cubic Corp	356
110,031	*	Cypress Semiconductor Corp	745
21,186	*	Diodes, Inc	225
38,399	*	Dolby Laboratories, Inc (Class A)	1,310
21,955	*	DSP Group, Inc	95
16,492	*	DTS, Inc	397
124,054		Eaton Corp	4,573
34,815	*	EchoStar Corp (Class A)	516
23,062	*	Electro Scientific Industries, Inc	137
52,713	*	EMCORE Corp	40
10,542	*	EMS Technologies, Inc	184
43,393	*	Energizer Holdings, Inc	2,156
33,752	*	Energy Conversion Devices, Inc	448
21,446	*	EnerSys	260
106,890	*	Evergreen Solar, Inc	228
25,111	*	Exar Corp	157
52,808	*	Exide Technologies	158
95,996	*	Fairchild Semiconductor International, Inc	358
250,292	*	Finisar Corp	110
33,481	*	First Solar, Inc	4,443
16,415		Franklin Electric Co, Inc	363
46,577	*	FuelCell Energy, Inc	112
7,958,865		General Electric Co	80,464
14,375	*	Globecomm Systems, Inc	83
98,979	*	GrafTech International Ltd	610
16,954	*	Greatbatch, Inc	328
23,300	*	GT Solar International, Inc	155
42,847		Harman International Industries, Inc	580
68,074	*	Harmonic, Inc	442
100,963		Harris Corp	2,922
16,976	*	Harris Stratex Networks, Inc (Class A)	65
21,557	*	Helen of Troy Ltd	296
72,515	*	Hexcel Corp	476
17,117	*	Hittite Microwave Corp	534
16,902	*	Hutchinson Technology, Inc	44

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
21,588		Imation Corp	$165
74,784	*	Infinera Corp	553
124,419	*	Integrated Device Technology, Inc	566
4,327,770		Intel Corp	65,133
33,604	*	InterDigital, Inc	868
54,670	*	International Rectifier Corp	739
89,162		Intersil Corp (Class A)	1,025
13,726	*	IPG Photonics Corp	116
12,510	*	iRobot Corp	95
16,725		IXYS Corp	135
48,831	*	Jarden Corp	619
161,842	*	JDS Uniphase Corp	526
92,521		L-3 Communications Holdings, Inc	6,273
81,127	*	Lattice Semiconductor Corp	112
32,522		Lincoln Electric Holdings, Inc	1,031
167,528		Linear Technology Corp	3,850
17,104	*	Littelfuse, Inc	188
8,072	*	Loral Space & Communications, Inc	172
12,960		LSI Industries, Inc	67
494,222	*	LSI Logic Corp	1,502
366,653	*	Marvell Technology Group Ltd	3,359
37,299	*	Mattson Technology, Inc	31
13,349	*	Maxwell Technologies, Inc	93
14,709	*	Medis Technologies Ltd	6
172,909	*	MEMC Electronic Materials, Inc	2,851
13,858	*	Mercury Computer Systems, Inc	77
23,004		Methode Electronics, Inc	82
40,439		Micrel, Inc	285
139,445		Microchip Technology, Inc	2,955
581,474	*	Micron Technology, Inc	2,361
62,654	*	Microsemi Corp	727
45,471	*	Microtune, Inc	83
39,510	*	Microvision, Inc	51
33,720	*	MIPS Technologies, Inc	99
97,407		Molex, Inc	1,338
22,771	*	Monolithic Power Systems, Inc	353
32,329	*	Moog, Inc (Class A)	739
1,701,824		Motorola, Inc	7,199
89,555	*	MRV Communications, Inc	28
6,600	*	Multi-Fineline Electronix, Inc	111
3,138		National Presto Industries, Inc	191
167,858		National Semiconductor Corp	1,724
258,861	*	NetApp, Inc	3,841
13,186	*	Netlogic Microsystems, Inc	362
72,689	*	Novellus Systems, Inc	1,209
3,184	*	NVE Corp	92
414,024	*	Nvidia Corp	4,082
39,050	*	Omnivision Technologies, Inc	262
300,479	*	ON Semiconductor Corp	1,172
15,398	*	Oplink Communications, Inc	119
13,224	*	OpNext, Inc	23
6,196	*	Orion Energy Systems, Inc	27

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
10,891	*	OSI Systems, Inc	$166
18,452		Park Electrochemical Corp	319
16,717	*	Parkervision, Inc	28
14,362	*	Pericom Semiconductor Corp	105
29,346	*	Photronics, Inc	28
37,039		Plantronics, Inc	447
31,345	*	Plexus Corp	433
15,100	*	PLX Technology, Inc	33
162,722	*	PMC - Sierra, Inc	1,038
64,770	*	Polycom, Inc	997
14,300	*	Polypore International, Inc	57
5,761	*	Powell Industries, Inc	203
21,696		Power Integrations, Inc	373
51,516	*	Power-One, Inc	45
96,435	*	Powerwave Technologies, Inc	57
96,680	*	QLogic Corp	1,075
1,223,208		Qualcomm, Inc	47,595
51,960	*	Quantum Fuel Systems Technologies Worldwide, Inc	42
86,196	*	Rambus, Inc	815
11,399		Raven Industries, Inc	237
22,604		Regal-Beloit Corp	693
213,104	*	RF Micro Devices, Inc	283
12,342	*	Rogers Corp	233
9,394	*	Rubicon Technology, Inc	50
385,770	*	Sanmina-SCI Corp	118
21,571	*	Seachange International, Inc	123
44,996	*	Semtech Corp	601
31,292	*	ShoreTel, Inc	135
56,384	*	Silicon Image, Inc	135
35,620	*	Silicon Laboratories, Inc	940
72,899	*	Silicon Storage Technology, Inc	120
2,122,857	*	Sirius XM Radio, Inc	743
123,344	*	Skyworks Solutions, Inc	994
35,494	*	Smart Modular Technologies WWH, Inc	49
18,903	*	Standard Microsystems Corp	352
21,536	*	Starent Networks Corp	340
10,374	*	Stoneridge, Inc	22
63,463	*	Sunpower Corp (Class A)	1,509
8,595	*	Supertex, Inc	199
129,793	*	Sycamore Networks, Inc	347
35,188	*	Symmetricom, Inc	123
29,980	*	Synaptics, Inc	802
14,313	*	Synthesis Energy Systems, Inc	9
30,703		Technitrol, Inc	53
10,550	*	Techwell, Inc	67
46,995	*	Tekelec	622
29,069		Teleflex, Inc	1,136
294,697	*	Tellabs, Inc	1,350
36,930	*	Tessera Technologies, Inc	494
998,839		Texas Instruments, Inc	16,491
41,326	*	Thomas & Betts Corp	1,034
40,125	*	Trident Microsystems, Inc	59

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
105,731	*	Triquint Semiconductor, Inc	$261
32,309	*	TTM Technologies, Inc	187
356,407		Tyco Electronics Ltd	3,935
13,489	*	Ultra Clean Holdings	14
9,064	*	Ultralife Corp	70
16,474	*	Universal Display Corp	151
8,900	*	Universal Electronics, Inc	161
42,939	*	US Geothermal, Inc	30
87,200	*	Utstarcom, Inc	68
36,704	*	Valence Technology, Inc	78
54,329	*	Varian Semiconductor Equipment Associates, Inc	1,177
18,275	*	Viasat, Inc	380
12,845		Vicor Corp	63
138,523	*	Vishay Intertechnology, Inc	482
18,190	*	Volterra Semiconductor Corp	154
56,606		Whirlpool Corp	1,675
207,455		Xilinx, Inc	3,975
19,213	*	Zoltek Cos, Inc	131
35,864	*	Zoran Corp	316
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	507,473

ENGINEERING AND MANAGEMENT SERVICES - 1.01%
19,818	*	Accelrys, Inc	79
451,258		Accenture Ltd (Class A)	12,405
13,465	*	Advisory Board Co	223
75,260	*	Aecom Technology Corp	1,963
7,317	*	Affymax, Inc	118
113,812	*	Amylin Pharmaceuticals, Inc	1,337
40,510	*	Ariad Pharmaceuticals, Inc	48
7,981		CDI Corp	78
62,836	*	Celera Corp	479
13,243	*	China Architectural Engineering, Inc	13
12,972	*	comScore, Inc	157
8,356	*	Cornell Cos, Inc	137
27,057		Corporate Executive Board Co	392
8,400	*	CRA International, Inc	159
47,054	*	CV Therapeutics, Inc	935
40,474	*	Dyax Corp	102
35,238	*	eResearch Technology, Inc	185
87,374	*	Exelixis, Inc	402
11,236	*	Exponent, Inc	285
133,544		Fluor Corp	4,614
25,764	*	Furmanite Corp	80
43,746	*	Genpact Ltd	388
41,778	*	Gen-Probe, Inc	1,904
73,475	*	Hewitt Associates, Inc (Class A)	2,187
17,074	*	Hill International, Inc	52
15,627	*	Huron Consulting Group, Inc	663
4,878	*	ICF International, Inc	112
53,977	*	Incyte Corp	126
69,158	*	Isis Pharmaceuticals, Inc	1,038
91,394	*	Jacobs Engineering Group, Inc	3,533

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
130,063		KBR, Inc	$1,796
10,294	*	Kendle International, Inc	216
7,375		Landauer, Inc	374
17,070	*	LECG Corp	43
60,298	*	Lexicon Pharmaceuticals, Inc	66
30,598	*	Luminex Corp	554
15,124		MAXIMUS, Inc	603
16,427	*	Maxygen, Inc	112
167,651	*	McDermott International, Inc	2,245
5,139	*	Michael Baker Corp	134
69,098	*	Myriad Genetics, Inc	3,142
40,393	*	Navigant Consulting, Inc	528
24,067	*	Omnicell, Inc	188
243,924		Paychex, Inc	6,262
10,882	*	PRG-Schultz International, Inc	31
47,888	*	Regeneron Pharmaceuticals, Inc	664
97,295	*	Rentech, Inc	54
21,650	*	Repligen Corp	104
32,857	*	Resources Connection, Inc	495
26,264	*	Rigel Pharmaceuticals, Inc	161
38,631	*	RTI Biologics, Inc	110
153,000	*	SAIC, Inc	2,857
25,904	*	Sangamo Biosciences, Inc	110
41,189	*	Savient Pharmaceuticals, Inc	204
51,520	*	Seattle Genetics, Inc	508
47,243	*	Sequenom, Inc	672
62,548	*	Shaw Group, Inc	1,714
7,357	*	Stanley, Inc	187
24,068	*	Symyx Technologies, Inc	107
7,624	*	Tejon Ranch Co	158
45,135	*	Tetra Tech, Inc	920
63,697	*	URS Corp	2,573
62,646	*	VCA Antech, Inc	1,412
2,793		VSE Corp	74
31,594		Watson Wyatt & Co Holdings (Class A)	1,559
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	65,131

FABRICATED METAL PRODUCTS - 0.56%
14,489	*	Akeena Solar, Inc	16
24,734	*	Alliant Techsystems, Inc	1,657
7,062		Ameron International Corp	372
52,516		Aptargroup, Inc	1,635
73,818		Ball Corp	3,204
27,116	*	Chart Industries, Inc	214
12,832		CIRCOR International, Inc	289
82,748		Commercial Metals Co	956
13,231	*	Commercial Vehicle Group, Inc	7
38,327		Crane Co	647
119,978	*	Crown Holdings, Inc	2,727
8,340		Dynamic Materials Corp	76
41,005	*	Griffon Corp	308
9,089		Gulf Island Fabrication, Inc	73

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
353,905		Illinois Tool Works, Inc	$10,918
10,094		Insteel Industries, Inc	70
9,968	*	Ladish Co, Inc	72
25,129	*	Mobile Mini, Inc	289
113,264		Mueller Water Products, Inc (Class A)	374
15,669	*	NCI Building Systems, Inc	35
126,438		Parker Hannifin Corp	4,296
5,880	*	Park-Ohio Holdings Corp	19
75,224		Pentair, Inc	1,630
26,576		Quanex Building Products Corp	202
18,640		Silgan Holdings, Inc	979
29,264		Simpson Manufacturing Co, Inc	527
32,692	*	Smith & Wesson Holding Corp	197
42,632		Snap-On, Inc	1,070
57,201		Stanley Works	1,666
7,928		Sun Hydraulics Corp	116
44,785	*	Taser International, Inc	210
9,351	*	Trimas Corp	16
15,061		Valmont Industries, Inc	756
23,144		Watts Water Technologies, Inc (Class A)	453
		TOTAL FABRICATED METAL PRODUCTS	36,076

FISHING, HUNTING, AND TRAPPING - 0.00%**
5,153	*	HQ Sustainable Maritime Industries, Inc	39
		TOTAL FISHING, HUNTING, AND TRAPPING	39

FOOD AND KINDRED PRODUCTS - 4.21%
14,408	*	AgFeed Industries, Inc	33
4,618	*	American Dairy, Inc	78
485,250		Archer Daniels Midland Co	13,480
10,877		B&G Foods, Inc (Class A)	57
6,482	*	Boston Beer Co, Inc (Class A)	135
91,276		Bunge Ltd	5,171
157,992		Campbell Soup Co	4,323
53,181	*	Central Garden and Pet Co (Class A)	400
4,202		Coca-Cola Bottling Co Consolidated	219
1,754,781		Coca-Cola Co	77,123
240,227		Coca-Cola Enterprises, Inc	3,169
341,408		ConAgra Foods, Inc	5,760
135,742	*	Constellation Brands, Inc (Class A)	1,615
54,685		Corn Products International, Inc	1,159
60,640	*	Darling International, Inc	225
142,789		Del Monte Foods Co	1,041
14,709		Diamond Foods, Inc	411
190,700	*	Dr Pepper Snapple Group, Inc	3,225
5,320		Farmer Bros Co	95
57,788		Flowers Foods, Inc	1,357
252,796		General Mills, Inc	12,609
238,207		H.J. Heinz Co	7,875
54,171	*	Hansen Natural Corp	1,950
117,686		Hershey Co	4,090
55,753		Hormel Foods Corp	1,768

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,158		Imperial Sugar Co	$59
11,326		J&J Snack Foods Corp	392
89,375		J.M. Smucker Co	3,331
189,766		Kellogg Co	6,951
1,109,112		Kraft Foods, Inc (Class A)	24,722
15,961		Lancaster Colony Corp	662
20,449		Lance, Inc	426
8,556	*	M&F Worldwide Corp	100
85,963		McCormick & Co, Inc	2,542
23,000	*	Mead Johnson Nutrition Co	664
86,604		Molson Coors Brewing Co (Class B)	2,969
5,604	*	National Beverage Corp	51
13,326	*	Omega Protein Corp	35
9,395	*	Peet's Coffee & Tea, Inc	203
8,165		Penford Corp	30
103,780		Pepsi Bottling Group, Inc	2,298
44,594		PepsiAmericas, Inc	769
1,198,264		PepsiCo, Inc	61,687
42,553	*	Ralcorp Holdings, Inc	2,293
15,246		Reddy Ice Holdings, Inc	22
127,895		Reynolds American, Inc	4,584
16,068		Sanderson Farms, Inc	603
533,783		Sara Lee Corp	4,313
45,370	*	Smart Balance, Inc	274
86,055	*	Smithfield Foods, Inc	814
20,392		Tootsie Roll Industries, Inc	443
23,212	*	TreeHouse Foods, Inc	667
222,173		Tyson Foods, Inc (Class A)	2,085
		TOTAL FOOD AND KINDRED PRODUCTS	271,357

FOOD STORES - 0.48%
837		Arden Group, Inc (Class A)	98
34,215	*	Great Atlantic & Pacific Tea Co, Inc	182
8,163		Ingles Markets, Inc (Class A)	122
497,594		Kroger Co	10,559
20,111	*	Panera Bread Co (Class A)	1,124
16,292	*	Pantry, Inc	287
33,448		Ruddick Corp	751
327,498		Safeway, Inc	6,612
547,874	*	Starbucks Corp	6,087
155,482		Supervalu, Inc	2,220
5,570	*	Susser Holdings Corp	75
4,652		Village Super Market (Class A)	145
8,834		Weis Markets, Inc	274
109,375		Whole Foods Market, Inc	1,838
38,562	*	Winn-Dixie Stores, Inc	368
		TOTAL FOOD STORES	30,742

FORESTRY - 0.10%
59,228		Rayonier, Inc	1,790
158,231		Weyerhaeuser Co	4,362
		TOTAL FORESTRY	6,152

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
FURNITURE AND FIXTURES - 0.19%
18,783		Ethan Allen Interiors, Inc	$211
34,198		Furniture Brands International, Inc	50
41,802		Herman Miller, Inc	446
45,716		Hill-Rom Holdings, Inc	452
33,809		HNI Corp	352
7,413		Hooker Furniture Corp	63
445,972		Johnson Controls, Inc	5,352
18,600		Kimball International, Inc (Class B)	122
43,060	*	Kinetic Concepts, Inc	909
36,828		La-Z-Boy, Inc	46
114,868		Leggett & Platt, Inc	1,492
268,949		Masco Corp	1,877
28,667	*	Sealy Corp	43
44,845		Steelcase, Inc (Class A)	225
53,900		Tempur-Pedic International, Inc	393
		TOTAL FURNITURE AND FIXTURES	12,033

FURNITURE AND HOME FURNISHINGS STORES - 0.31%
195,427	*	Bed Bath & Beyond, Inc	4,837
252,675		Best Buy Co, Inc	9,592
122,200	*	GameStop Corp (Class A)	3,424
16,062		Haverty Furniture Cos, Inc	169
9,008	*	hhgregg, Inc	127
35,963		Knoll, Inc	220
64,355	*	Pier 1 Imports, Inc	36
95,926		RadioShack Corp	822
6,400	*	Rex Stores Corp	69
21,617	*	Tuesday Morning Corp	27
71,873		Williams-Sonoma, Inc	725
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	20,048

GENERAL BUILDING CONTRACTORS - 0.21%
1,271	*	Amrep Corp	20
3,890	*	Avatar Holdings, Inc	58
36,219	*	Beazer Homes USA, Inc	37
7,978		Brookfield Homes Corp	28
4,557	*	Cavco Industries, Inc	108
90,392		Centex Corp	678
235,713		DR Horton, Inc	2,286
17,848	*	Hovnanian Enterprises, Inc (Class A)	28
58,687		KB Home	773
104,590		Lennar Corp (Class A)	785
16,303		M/I Homes, Inc	114
17,708		McGrath RentCorp	279
24,302		MDC Holdings, Inc	757
24,046	*	Meritage Homes Corp	275
3,199	*	NVR, Inc	1,368
11,355	*	Palm Harbor Homes, Inc	25
37,679	*	Perini Corp	463
156,722		Pulte Homes, Inc	1,713

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
35,106		Ryland Group, Inc	$585
97,500	*	Standard-Pacific Corp	86
13,336	*	Team, Inc	156
95,706	*	Toll Brothers, Inc	1,738
44,909		Walter Industries, Inc	1,028
		TOTAL GENERAL BUILDING CONTRACTORS	13,388

GENERAL MERCHANDISE STORES - 2.31%
34,292	*	99 Cents Only Stores	317
59,332	*	Big Lots, Inc	1,233
45,050	*	BJ's Wholesale Club, Inc	1,441
39,621		Casey's General Stores, Inc	1,056
8,648	*	Conn's, Inc	121
327,324		Costco Wholesale Corp	15,162
47,594		Dillard's, Inc (Class A)	271
104,343		Family Dollar Stores, Inc	3,482
29,664		Fred's, Inc (Class A)	335
164,372		JC Penney Co, Inc	3,299
311,688		Macy's, Inc	2,774
17,729	*	Retail Ventures, Inc	27
118,601	*	Saks, Inc	222
42,537	*	Sears Holdings Corp	1,944
17,973	*	Stein Mart, Inc	52
595,634		Target Corp	20,484
320,030		TJX Cos, Inc	8,206
1,696,174		Wal-Mart Stores, Inc	88,370
		TOTAL GENERAL MERCHANDISE STORES	148,796

HEALTH SERVICES - 1.13%
18,580	*	Alliance Imaging, Inc	126
4,568	*	Almost Family, Inc	87
21,596	*	Amedisys, Inc	594
120,780		AmerisourceBergen Corp	3,945
26,331	*	Amsurg Corp	417
8,583	*	Assisted Living Concepts, Inc (A Shares)	116
7,094	*	Bio-Reference Labs, Inc	148
27,594		Brookdale Senior Living, Inc	139
5,440	*	China Sky One Medical, Inc	63
72,524	*	Community Health Systems, Inc	1,113
6,016	*	Corvel Corp	122
47,942	*	Covance, Inc	1,708
114,216	*	Coventry Health Care, Inc	1,478
22,090	*	Cross Country Healthcare, Inc	145
27,223	*	CryoLife, Inc	141
78,364	*	DaVita, Inc	3,444
41,857	*	Edwards Lifesciences Corp	2,538
17,698	*	eHealth, Inc	283
14,234	*	Emeritus Corp	93
6,373		Ensign Group, Inc	99
18,855	*	Enzo Biochem, Inc	76
159,023	*	Express Scripts, Inc	7,342
22,526	*	Five Star Quality Care, Inc	23

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,423	*	Genomic Health, Inc	$278
5,992	*	Genoptix, Inc	163
18,949	*	Gentiva Health Services, Inc	288
197,006	*	Health Management Associates, Inc (Class A)	508
66,400	*	Healthsouth Corp	590
30,388	*	Healthways, Inc	267
40,949	*	Immunomedics, Inc	39
4,261	*	IPC The Hospitalist Co, Inc	81
21,589	*	Kindred Healthcare, Inc	323
84,042	*	Laboratory Corp of America Holdings	4,916
10,898	*	LHC Group, Inc	243
6,348	*	Life Sciences Research, Inc	46
39,831	*	LifePoint Hospitals, Inc	831
53,547	*	Lincare Holdings, Inc	1,167
31,294	*	Magellan Health Services, Inc	1,140
209,234		McKesson Corp	7,332
11,469	*	Medcath Corp	83
382,224	*	Medco Health Solutions, Inc	15,801
4,992		National Healthcare Corp	200
76,148	*	Nektar Therapeutics	410
15,155	*	Nighthawk Radiology Holdings, Inc	41
25,907	*	Odyssey HealthCare, Inc	251
81,223		Omnicare, Inc	1,989
34,263	*	Pediatrix Medical Group, Inc	1,010
81,765		Pharmaceutical Product Development, Inc	1,939
41,123	*	Psychiatric Solutions, Inc	647
119,530		Quest Diagnostics, Inc	5,675
17,230	*	RehabCare Group, Inc	300
15,881	*	Skilled Healthcare Group, Inc (Class A)	130
30,632	*	Sun Healthcare Group, Inc	259
35,130	*	Sunrise Senior Living, Inc	24
352,684	*	Tenet Healthcare Corp	409
34,048		Universal Health Services, Inc (Class B)	1,306
8,422	*	US Physical Therapy, Inc	83
5,340	*	Virtual Radiologic Corp	38
		TOTAL HEALTH SERVICES	73,047

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.03%
15,782	*	Comverge, Inc	110
24,088		Granite Construction, Inc	903
28,862		Great Lakes Dredge & Dock Corp	87
7,262	*	LB Foster Co (Class A)	180
23,922	*	Matrix Service Co	197
15,593	*	Orion Marine Group, Inc	204
8,423	*	Sterling Construction Co, Inc	150
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,831

HOLDING AND OTHER INVESTMENT OFFICES - 2.12%
24,272		Acadia Realty Trust	258
33,053	*	Affiliated Managers Group, Inc	1,379
5,860		Agree Realty Corp	92
1,423		Alexander's, Inc	242

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
24,474		Alexandria Real Estate Equities, Inc	$891
151,445		Allied Capital Corp	241
72,648		AMB Property Corp	1,046
31,936		American Campus Communities, Inc	554
6,963		American Capital Agency Corp	119
12,511	*	Ampal American Israel (Class A)	21
403,631		Annaly Mortgage Management, Inc	5,598
40,991		Anthracite Capital, Inc	14
77,536		Anworth Mortgage Asset Corp	475
90,262		Apartment Investment & Management Co (Class A)	495
8,687		Arbor Realty Trust, Inc	6
76,924		Ashford Hospitality Trust, Inc	118
10,813		Associated Estates Realty Corp	61
57,120		AvalonBay Communities, Inc	2,688
58,886		BioMed Realty Trust, Inc	399
90,377		Boston Properties, Inc	3,166
69,660		Brandywine Realty Trust	199
35,140		BRE Properties, Inc (Class A)	690
39,326		Camden Property Trust	849
30,528		Capital Lease Funding, Inc	60
2,167		Capital Southwest Corp	166
9,642		Capital Trust, Inc (Class A)	11
47,889		Capstead Mortgage Corp	514
9,676		Care Investment Trust, Inc	53
51,896		CBL & Associates Properties, Inc	122
31,340		Cedar Shopping Centers, Inc	55
5,581		Cherokee, Inc	87
8,700		Cogdell Spencer, Inc	44
37,771		Colonial Properties Trust	144
30,832		Corporate Office Properties Trust	766
32,524		Cousins Properties, Inc	209
13,235		Danvers Bancorp, Inc	183
134,600		DCT Industrial Trust, Inc	427
118,243		Developers Diversified Realty Corp	252
71,263		DiamondRock Hospitality Co	286
56,671		Digital Realty Trust, Inc	1,880
88,791		Douglas Emmett, Inc	656
120,927		Duke Realty Corp	665
19,564		EastGroup Properties, Inc	549
18,827		Education Realty Trust, Inc	66
24,156		Entertainment Properties Trust	381
15,082		Equity Lifestyle Properties, Inc	575
26,061		Equity One, Inc	318
203,908		Equity Residential	3,742
18,378		Essex Property Trust, Inc	1,054
62,323		Extra Space Storage, Inc	343
42,843		Federal Realty Investment Trust	1,971
48,174		FelCor Lodging Trust, Inc	66
69,172		First Industrial Realty Trust, Inc	169
16,992		First Potomac Realty Trust	125
48,850		Franklin Street Properties Corp	601
180,667		General Growth Properties, Inc	128

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,498		Getty Realty Corp	$211
15,081		Gladstone Capital Corp	94
26,916		Glimcher Realty Trust	38
29,624		Gramercy Capital Corp	29
16,757	*	Harris & Harris Group, Inc	62
10,611		Hatteras Financial Corp	265
187,408		HCP, Inc	3,345
82,811		Health Care REIT, Inc	2,533
42,772		Healthcare Realty Trust, Inc	641
28,508		Hersha Hospitality Trust	54
46,142		Highwoods Properties, Inc	988
37,369	*	Hilltop Holdings, Inc	426
23,345		Home Properties, Inc	716
71,378		Hospitality Properties Trust	857
381,777		Host Marriott Corp	1,497
177,977		HRPT Properties Trust	568
48,237		Inland Real Estate Corp	342
40,347		Investors Real Estate Trust	398
858,514		iShares Russell 3000 Index Fund	39,474
125,709		iStar Financial, Inc	353
24,426		Kilroy Realty Corp	420
172,138		Kimco Realty Corp	1,312
20,224		Kite Realty Group Trust	50
32,868		LaSalle Hotel Properties	192
61,683		Lexington Corporate Properties Trust	147
69,145		Liberty Property Trust	1,310
17,555		LTC Properties, Inc	308
59,316		Macerich Co	371
49,047		Mack-Cali Realty Corp	972
29,713	*	Maguire Properties, Inc	21
70,910		Medical Properties Trust, Inc	259
32,379	*,b	Meruelo Maddux Properties, Inc	2
166,919		MFA Mortgage Investments, Inc	981
23,424		Mid-America Apartment Communities, Inc	722
14,218		Mission West Properties, Inc	91
13,926		Monmouth Real Estate Investment Corp (Class A)	92
17,411		MVC Capital, Inc	146
18,515		National Health Investors, Inc	497
55,761		National Retail Properties, Inc	883
76,094		Nationwide Health Properties, Inc	1,689
31,202		Newcastle Investment Corp	20
44,383		NorthStar Realty Finance Corp	103
61,387		Omega Healthcare Investors, Inc	864
5,498		One Liberty Properties, Inc	19
11,623		Parkway Properties, Inc	120
28,926		Pennsylvania Real Estate Investment Trust	103
125,166		Plum Creek Timber Co, Inc	3,639
36,066		Post Properties, Inc	366
28,306		Potlatch Corp	656
203,578		Prologis	1,323
19,176		Prospect Capital Corp	163
11,782		PS Business Parks, Inc	434

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
94,886		Public Storage, Inc	$5,242
79,770		RAIT Investment Trust	97
11,548		Ramco-Gershenson Properties	74
76,115		Realty Income Corp	1,432
44,868		Redwood Trust, Inc	689
51,274		Regency Centers Corp	1,362
15,662		Resource Capital Corp	48
8,737		Saul Centers, Inc	201
86,487		Senior Housing Properties Trust	1,213
170,542		Simon Property Group, Inc	5,908
47,555		SL Green Realty Corp	514
16,182		Sovran Self Storage, Inc	325
55,726		Strategic Hotels & Resorts, Inc	38
12,790		Sun Communities, Inc	151
48,937		Sunstone Hotel Investors, Inc	129
23,030		Tanger Factory Outlet Centers, Inc	711
39,722		Taubman Centers, Inc	677
108,861		UDR, Inc	937
10,285		Universal Health Realty Income Trust	301
19,529		Urstadt Biddle Properties, Inc (Class A)	262
33,533		U-Store-It Trust	68
98,210		Ventas, Inc	2,221
221,694		Virgin Media, Inc	1,064
4,394	*	Virtus Investment Partners, Inc	29
102,197		Vornado Realty Trust	3,397
50,291		WABCO Holdings, Inc	619
38,512		Washington Real Estate Investment Trust	666
55,000		Weingarten Realty Investors	523
8,043		Winthrop Realty Trust	55
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	136,388

HOTELS AND OTHER LODGING PLACES - 0.15%
18,496		Ameristar Casinos, Inc	233
15,345	*	Bluegreen Corp	27
54,969		Boyd Gaming Corp	205
22,909		Choice Hotels International, Inc	592
36,368	*	Gaylord Entertainment Co	303
21,853	*	Great Wolf Resorts, Inc	51
9,907	*	Isle of Capri Casinos, Inc	52
137,706	*	Las Vegas Sands Corp	414
14,595	*	Lodgian, Inc	31
14,891		Marcus Corp	127
213,970		Marriott International, Inc (Class A)	3,501
96,139	*	MGM Mirage	224
8,692	*	Monarch Casino & Resort, Inc	45
14,393	*	Morgans Hotel Group Co	45
44,177		Orient-Express Hotels Ltd (Class A)	181
11,051	*	Outdoor Channel Holdings, Inc	75
10,185	*	Riviera Holdings Corp	10
138,323		Starwood Hotels & Resorts Worldwide, Inc	1,757
22,214	*	Vail Resorts, Inc	454
148,844		Wyndham Worldwide Corp	624

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
41,853		Wynn Resorts Ltd	$835
		TOTAL HOTELS AND OTHER LODGING PLACES	9,786

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.87%
19,106	*	3PAR, Inc	126
8,853		Aaon, Inc	160
43,614		Actuant Corp (Class A)	451
67,615	*	AGCO Corp	1,325
4,490		Alamo Group, Inc	48
17,732	*	Allis-Chalmers Energy, Inc	34
18,705	*	Altra Holdings, Inc	73
5,232		Ampco-Pittsburgh Corp	69
1,021,374		Applied Materials, Inc	10,980
13,287	*	Astec Industries, Inc	349
39,136	*	Asyst Technologies, Inc	11
17,717	*	AuthenTec, Inc	26
73,014	*	Axcelis Technologies, Inc	28
44,378		Black & Decker Corp	1,401
11,587		Black Box Corp	274
27,159	*	Blount International, Inc	125
6,303	*	Bolt Technology Corp	45
39,839		Briggs & Stratton Corp	657
276,213	*	Brocade Communications Systems, Inc	953
52,087	*	Brooks Automation, Inc	240
55,339		Bucyrus International, Inc (Class A)	840
43,791		Carlisle Cos, Inc	860
8,145		Cascade Corp	144
464,722		Caterpillar, Inc	12,994
50,384	*	Cirrus Logic, Inc	189
15,295	*	Colfax Corp	105
12,813	*	Columbus McKinnon Corp	112
22,453	*	Cray, Inc	79
151,436		Cummins, Inc	3,854
33,230		Curtiss-Wright Corp	932
22,436	*	Cymer, Inc	499
323,419		Deere & Co	10,631
1,372,215	*	Dell, Inc	13,009
48,556		Diebold, Inc	1,037
59,606		Donaldson Co, Inc	1,600
142,965		Dover Corp	3,771
63,131	*	Dresser-Rand Group, Inc	1,395
26,321	*	Dril-Quip, Inc	808
48,742	*	Elixir Gaming Technologies, Inc	5
1,557,473	*	EMC Corp	17,755
67,542	*	Emulex Corp	340
25,764	*	Ener1, Inc	133
19,155	*	ENGlobal Corp	87
15,889	*	EnPro Industries, Inc	272
86,789	*	Entegris, Inc	75
89,895	*	Extreme Networks, Inc	137
10,864	*	Flanders Corp	44
18,788	*	Flotek Industries, Inc	29

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
26,655	*	Flow International Corp	$43
43,431		Flowserve Corp	2,437
96,922	*	FMC Technologies, Inc	3,040
12,288	*	Fuel Tech, Inc	129
41,762	*	Gardner Denver, Inc	908
12,797		Gorman-Rupp Co	253
47,962		Graco, Inc	819
16,264		Graham Corp	146
4,595	*	Harbin Electric, Inc	28
1,863,296		Hewlett-Packard Co	59,737
3,857	*	Hurco Cos, Inc	41
61,072		IDEX Corp	1,336
18,659	*	Immersion Corp	55
236,634		Ingersoll-Rand Co Ltd (Class A)	3,266
48,048	*	Intermec, Inc	500
1,038,058		International Business Machines Corp	100,577
233,483		International Game Technology	2,153
14,156	*	Intevac, Inc	74
5,817	*	Isilon Systems, Inc	13
135,754		ITT Industries, Inc	5,222
150,302		Jabil Circuit, Inc	836
20,027		John Bean Technologies Corp	209
79,248		Joy Global, Inc	1,688
9,545	*	Kadant, Inc	110
25,319		Kaydon Corp	692
57,312		Kennametal, Inc	929
4,064	*	Key Technology, Inc	36
40,500	*	Kulicke & Soffa Industries, Inc	106
91,530	*	Lam Research Corp	2,084
35,025		Lennox International, Inc	927
57,566	*	Lexmark International, Inc (Class A)	971
10,010		Lindsay Manufacturing Co	270
11,534		Lufkin Industries, Inc	437
103,194		Manitowoc Co, Inc	337
10,825		Met-Pro Corp	88
60,518	*	Micros Systems, Inc	1,135
16,346	*	Middleby Corp	530
24,902		Modine Manufacturing Co	62
3,910		Nacco Industries, Inc (Class A)	106
14,615	*	NATCO Group, Inc (Class A)	277
8,571	*	Natural Gas Services Group, Inc	77
28,487	*	Netezza Corp	194
24,403	*	Netgear, Inc	294
11,283		NN, Inc	14
25,532		Nordson Corp	726
36,849	*	Oil States International, Inc	495
92,370		Pall Corp	1,887
83,285		Palm, Inc	718
156,253		Pitney Bowes, Inc	3,649
9,152	*	PMFG, Inc	72
134,455	*	Quantum Corp	90
25,143	*	Rackable Systems, Inc	102

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
19,019	*	RBC Bearings, Inc	$291
7,282	*	Rimage Corp	97
40,886	*	Riverbed Technology, Inc	535
19,984		Robbins & Myers, Inc	303
85,950	*	Safeguard Scientifics, Inc	47
166,340	*	SanDisk Corp	2,104
6,258		Sauer-Danfoss, Inc	15
19,852	*	Scansource, Inc	369
49,874	*	Scientific Games Corp (Class A)	604
86,617	*,m	Seagate Technology	-	^
364,881		Seagate Technology, Inc	2,193
15,689	*	Semitool, Inc	44
19,250	*	Sigma Designs, Inc	239
39,922		SPX Corp	1,877
13,669		Standex International Corp	126
22,478	*	STEC, Inc	166
16,272	*	Super Micro Computer, Inc	80
8,956	*	T-3 Energy Services, Inc	106
10,545	*	Tecumseh Products Co (Class A)	48
17,100		Tennant Co	160
135,489	*	Teradata Corp	2,198
79,671	*	Terex Corp	737
185,846		Textron, Inc	1,067
9,835	*	Thermadyne Holdings Corp	21
59,500		Timken Co	831
26,107		Toro Co	631
6,504		Twin Disc, Inc	45
18,851	*	Ultratech, Inc	235
94,620	*	Varian Medical Systems, Inc	2,880
65,559	*	VeriFone Holdings, Inc	446
18,286		Watsco, Inc	621
166,608	*	Western Digital Corp	3,221
42,738		Woodward Governor Co	477
48,274	*	Zebra Technologies Corp (Class A)	917
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	313,767

INSTRUMENTS AND RELATED PRODUCTS - 3.97%
15,924	*	Abaxis, Inc	275
27,756	*	Abiomed, Inc	136
26,489	*	Accuray, Inc	133
48,446	*	Affymetrix, Inc	158
272,068	*	Agilent Technologies, Inc	4,182
51,646	*	Align Technology, Inc	410
230,078		Allergan, Inc	10,989
18,953	*	Alphatec Holdings, Inc	34
55,114	*	American Medical Systems Holdings, Inc	615
7,436		American Science & Engineering, Inc	415
11,227		Analogic Corp	359
14,600	*	Anaren, Inc	160
15,144	*	Angiodynamics, Inc	170
7,835	*	Argon ST, Inc	149
1,039		Atrion Corp	92

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,142	*	Axsys Technologies, Inc	$300
11,864		Badger Meter, Inc	343
75,513		Bard (C.R.), Inc	6,020
473,224		Baxter International, Inc	24,239
47,514		Beckman Coulter, Inc	2,424
184,274		Becton Dickinson & Co	12,391
13,647	*	Bio-Rad Laboratories, Inc (Class A)	899
1,129,022	*	Boston Scientific Corp	8,976
39,674	*	Bruker BioSciences Corp	244
35,172	*	Caliper Life Sciences, Inc	35
8,219	*	Cantel Medical Corp	106
14,117	*	Cardiac Science Corp	42
3,187	*	CardioNet, Inc	89
42,022	*	Cepheid, Inc	290
17,122	*	Coherent, Inc	295
15,857		Cohu, Inc	114
22,053	*	Conmed Corp	318
34,815		Cooper Cos, Inc	921
377,050		Covidien Ltd	12,533
19,734	*	Cyberonics, Inc	262
5,493	*	Cynosure, Inc (Class A)	33
192,952		Danaher Corp	10,462
112,241		Dentsply International, Inc	3,014
35,845	*	Depomed, Inc	85
18,685	*	DexCom, Inc	77
15,488	*	Dionex Corp	732
5,160	*	DXP Enterprises, Inc	53
209,804		Eastman Kodak Co	797
589,168		Emerson Electric Co	16,838
19,238	*	ESCO Technologies, Inc	745
23,800	*	Esterline Technologies Corp	481
48,426	*	ev3, Inc	344
4,898	*	Exactech, Inc	56
10,521	*	FARO Technologies, Inc	141
24,915	*	FEI Co	384
8,200	*	FGX International Holdings Ltd	95
104,792	*	Flir Systems, Inc	2,146
38,173	*	Formfactor, Inc	688
34,212	*	Fossil, Inc	537
94,802		Garmin Ltd	2,011
19,314	*	Haemonetics Corp	1,064
22,869	*	Hanger Orthopedic Group, Inc	303
9,696	*	Herley Industries, Inc	116
48,016		Hillenbrand, Inc	769
193,209	*	Hologic, Inc	2,529
9,395	*	ICU Medical, Inc	302
10,189	*	ICx Technologies, Inc	41
13,461	*	I-Flow Corp	49
21,244	*	II-VI, Inc	365
91,506	*	Illumina, Inc	3,408
12,951	*	Insulet Corp	53
14,613	*	Integra LifeSciences Holdings Corp	361

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
28,910	*	Intuitive Surgical, Inc	$2,757
26,594		Invacare Corp	426
66,411	*	ION Geophysical Corp	104
12,955	*	IRIS International, Inc	149
25,493	*	Itron, Inc	1,207
30,992	*	Ixia	160
8,260	*	Kensey Nash Corp	176
126,404		Kla-Tencor Corp	2,528
50,517	*	Kopin Corp	117
1,705	*	K-Tron International, Inc	103
52,878	*	L-1 Identity Solutions, Inc	270
8,713	*	LaBarge, Inc	73
49,063	*	LTX-Credence Corp	14
12,178	*	Lydall, Inc	36
35,128	*	Masimo Corp	1,018
9,778	*	Measurement Specialties, Inc	40
9,627	*	Medical Action Industries, Inc	80
847,338		Medtronic, Inc	24,971
23,230	*	Merit Medical Systems, Inc	284
26,777	*	Mettler-Toledo International, Inc	1,374
10,806	*	Micrus Endovascular Corp	65
41,016	*	Millipore Corp	2,355
24,253		Mine Safety Appliances Co	486
35,548	*	MKS Instruments, Inc	521
12,667		Movado Group, Inc	96
13,932		MTS Systems Corp	317
41,305		National Instruments Corp	770
19,956	*	Natus Medical, Inc	170
10,524	*	Neogen Corp	230
27,910	*	Newport Corp	123
28,998	*	NuVasive, Inc	910
14,324	*	NxStage Medical, Inc	37
11,676	*	Orthofix International NV	216
46,144	*	Orthovita, Inc	124
2,713	*	OYO Geospace Corp	35
12,302	*	Palomar Medical Technologies, Inc	89
91,792		PerkinElmer, Inc	1,172
302,432		Raytheon Co	11,777
58,988	*	Resmed, Inc	2,085
109,405		Rockwell Automation, Inc	2,389
119,596		Rockwell Collins, Inc	3,904
21,764	*	Rofin-Sinar Technologies, Inc	351
67,540		Roper Industries, Inc	2,867
20,900	*	Rudolph Technologies, Inc	63
53,475	*	Sirf Technology Holdings, Inc	123
11,900	*	Sirona Dental Systems, Inc	170
8,984	*	Somanetics Corp	136
16,954	*	Sonic Solutions, Inc	20
11,650	*	SonoSite, Inc	208
21,581	*	Spectranetics Corp	55
256,247	*	St. Jude Medical, Inc	9,309
49,750	*	Star Scientific, Inc	213

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
16,786	*	Stereotaxis, Inc	$67
44,141		STERIS Corp	1,028
231,286		Stryker Corp	7,873
24,549	*	Symmetry Medical, Inc	155
9,221	*	Synovis Life Technologies, Inc	128
30,252		Techne Corp	1,655
25,935	*	Teledyne Technologies, Inc	692
122,676	*	Teradyne, Inc	537
315,053	*	Thermo Electron Corp	11,238
41,620	*	Thoratec Corp	1,069
9,073	*	Trans1, Inc	55
90,408	*	Trimble Navigation Ltd	1,381
23,253	*	Varian, Inc	552
20,673	*	Veeco Instruments, Inc	138
11,927	*	Vital Images, Inc	134
56,585	*	Vivus, Inc	244
9,220	*	Vnus Medical Technologies, Inc	196
34,192	*	Volcano Corp	497
75,644	*	Waters Corp	2,795
28,863	*	Wright Medical Group, Inc	376
666,758		Xerox Corp	3,034
174,728	*	Zimmer Holdings, Inc	6,378
14,948	*	Zoll Medical Corp	215
12,959	*	Zygo Corp	60
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	255,967

INSURANCE AGENTS, BROKERS AND SERVICE - 0.35%
209,663		AON Corp	8,558
85,625		Brown & Brown, Inc	1,619
14,025	*	Crawford & Co (Class B)	94
70,896		Gallagher (Arthur J.) & Co	1,205
240,280		Hartford Financial Services Group, Inc	1,886
5,396		Life Partners Holdings, Inc	92
386,200		Marsh & McLennan Cos, Inc	7,821
63,392		National Financial Partners Corp	203
6,631		White Mountains Insurance Group Ltd	1,141
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	22,619

INSURANCE CARRIERS - 3.15%
342,926		Aetna, Inc	8,343
357,801		Aflac, Inc	6,927
3,749	*	Alleghany Corp	1,015
36,441		Allied World Assurance Holdings Ltd	1,386
415,145		Allstate Corp	7,950
179,780		Ambac Financial Group, Inc	140
39,900		American Equity Investment Life Holding Co	166
54,873		American Financial Group, Inc	881
1,681,770		American International Group, Inc	1,682
11,112		American National Insurance Co	582
8,194		American Physicians Capital, Inc	335
7,468	*	American Safety Insurance Holdings Ltd	86
40,065	*	AMERIGROUP Corp	1,103

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
13,065	*	Amerisafe, Inc	$200
17,807		Amtrust Financial Services, Inc	170
35,349	*	Arch Capital Group Ltd	1,904
22,199	*	Argo Group International Holdings Ltd	669
65,046		Aspen Insurance Holdings Ltd	1,461
88,596		Assurant, Inc	1,930
43,203		Assured Guaranty Ltd	292
112,535		Axis Capital Holdings Ltd	2,537
4,897		Baldwin & Lyons, Inc (Class B)	93
26,814	*	Catalyst Health Solutions, Inc	531
31,767	*	Centene Corp	572
275,836		Chubb Corp	11,673
209,171		Cigna Corp	3,679
108,299		Cincinnati Financial Corp	2,477
24,979	*	Citizens, Inc (Class A)	182
19,762		CNA Financial Corp	181
10,118	*	CNA Surety Corp	187
150,674	*	Conseco, Inc	139
30,740		Delphi Financial Group, Inc (Class A)	414
9,364		Donegal Group, Inc (Class A)	144
4,503		EMC Insurance Group, Inc	95
40,431		Employers Holdings, Inc	386
39,638		Endurance Specialty Holdings Ltd	989
4,920	*	Enstar Group Ltd	277
23,328		Erie Indemnity Co (Class A)	797
46,083		Everest Re Group Ltd	3,263
10,036		FBL Financial Group, Inc (Class A)	42
161,242		Fidelity National Title Group, Inc (Class A)	3,146
13,254	*	First Acceptance Corp	32
68,920		First American Corp	1,827
8,814	*	First Mercury Financial Corp	127
10,047		Flagstone Reinsurance Holdings Ltd	78
6,887	*	Fpic Insurance Group, Inc	255
357,646		Genworth Financial, Inc (Class A)	680
20,683	*	Greenlight Capital Re Ltd (Class A)	330
36,385		Hanover Insurance Group, Inc	1,049
10,427		Harleysville Group, Inc	332
84,139		HCC Insurance Holdings, Inc	2,119
85,483	*	Health Net, Inc	1,238
37,295	*	Healthspring, Inc	312
29,235		Horace Mann Educators Corp	245
126,069	*	Humana, Inc	3,288
3,952		Independence Holding Co	20
10,619		Infinity Property & Casualty Corp	360
38,500		IPC Holdings Ltd	1,041
2,078		Kansas City Life Insurance Co	74
133,888		Leucadia National Corp	1,994
195,879		Lincoln National Corp	1,310
236,968		Loews Corp	5,237
34,934		Maiden Holdings Ltd	156
7,460	*	Markel Corp	2,118
42,796		Max Re Capital Ltd	738

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
171,117	*	MBIA, Inc	$784
42,189		Meadowbrook Insurance Group, Inc	257
19,709		Mercury General Corp	585
381,476		Metlife, Inc	8,686
115,878		MGIC Investment Corp	165
12,901	*	Molina Healthcare, Inc	245
71,424		Montpelier Re Holdings Ltd	926
11,286		National Interstate Corp	191
1,551		National Western Life Insurance Co (Class A)	175
10,935	*	Navigators Group, Inc	516
4,145		NYMAGIC, Inc	51
17,706		Odyssey Re Holdings Corp	672
168,530		Old Republic International Corp	1,823
20,220		OneBeacon Insurance Group Ltd (Class A)	195
41,384		PartnerRe Ltd	2,569
87,893		Phoenix Cos, Inc	103
36,901		Platinum Underwriters Holdings Ltd	1,047
22,267	*	PMA Capital Corp (Class A)	93
61,333		PMI Group, Inc	38
13,808		Presidential Life Corp	108
32,274	*	Primus Guaranty Ltd	51
200,817		Principal Financial Group	1,643
24,172	*	ProAssurance Corp	1,127
511,333		Progressive Corp	6,872
55,319		Protective Life Corp	290
325,713		Prudential Financial, Inc	6,195
58,897		Radian Group, Inc	107
15,001	*	RadNet, Inc	19
50,624		Reinsurance Group of America, Inc (Class A)	1,640
46,431		RenaissanceRe Holdings Ltd	2,296
14,489		RLI Corp	727
11,778		Safety Insurance Group, Inc	366
14,868	*	SeaBright Insurance Holdings, Inc	156
40,400		Selective Insurance Group, Inc	491
37,995		Stancorp Financial Group, Inc	866
9,480		State Auto Financial Corp	167
12,744		Stewart Information Services Corp	249
65,792		Torchmark Corp	1,726
25,628		Tower Group, Inc	631
19,325		Transatlantic Holdings, Inc	689
456,382		Travelers Cos, Inc	18,547
14,800	*	Triple-S Management Corp (Class B)	182
14,545	*,m	United America Indemnity Ltd	7
14,545	*	United America Indemnity Ltd (Class A)	58
17,338		United Fire & Casualty Co	381
927,355		UnitedHealth Group, Inc	19,410
32,289		Unitrin, Inc	451
32,738	*	Universal American Financial Corp	277
260,385		UnumProvident Corp	3,255
47,530		Validus Holdings Ltd	1,126
107,191		W.R. Berkley Corp	2,417
32,075	*	WellCare Health Plans, Inc	361

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
374,646	*	WellPoint, Inc	$14,225
921		Wesco Financial Corp	253
265,715		XL Capital Ltd (Class A)	1,450
29,373		Zenith National Insurance Corp	707
		TOTAL INSURANCE CARRIERS	202,630

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
9,575	*	China Fire & Security Group, Inc	75
93,936	*	Corrections Corp of America	1,203
36,479	*	Geo Group, Inc	484
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	1,762

LEATHER AND LEATHER PRODUCTS - 0.10%
254,950	*	Coach, Inc	4,258
69,894	*	CROCS, Inc	83
19,390	*	Genesco, Inc	365
41,255	*	Iconix Brand Group, Inc	365
14,372	*	Steven Madden Ltd	270
38,262	*	Timberland Co (Class A)	457
3,210		Weyco Group, Inc	83
38,905		Wolverine World Wide, Inc	606
		TOTAL LEATHER AND LEATHER PRODUCTS	6,487

LEGAL SERVICES - 0.03%
37,932	*	FTI Consulting, Inc	1,877
7,324	*	Pre-Paid Legal Services, Inc	212
		TOTAL LEGAL SERVICES	2,089

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
8,114	*	Emergency Medical Services Corp (Class A)	255
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	255

LUMBER AND WOOD PRODUCTS - 0.02%
8,518		American Woodmark Corp	150
64,030	*	Champion Enterprises, Inc	31
7,514		Deltic Timber Corp	296
86,907		Louisiana-Pacific Corp	194
4,307		Skyline Corp	82
11,966		Universal Forest Products, Inc	318
		TOTAL LUMBER AND WOOD PRODUCTS	1,071

METAL MINING - 0.55%
31,735	*	Allied Nevada Gold Corp	186
87,142		Cleveland-Cliffs, Inc	1,582
433,835	*	Coeur d'Alene Mines Corp	408
32,556		Foundation Coal Holdings, Inc	467
309,910		Freeport-McMoRan Copper & Gold, Inc (Class B)	11,811
132,363	*	Hecla Mining Co	265
360,393		Newmont Mining Corp	16,131
67,724	*	Patriot Coal Corp	251
35,943	*	Rosetta Resources, Inc	178

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
23,868		Royal Gold, Inc	$1,116
19,857	*	ShengdaTech, Inc	62
162,944		Southern Copper Corp	2,838
30,773	*	Stillwater Mining Co	114
36,838	*	Uranium Resources, Inc	17
		TOTAL METAL MINING	35,426

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
14,119		Armstrong World Industries, Inc	155
4,923		Blyth, Inc	129
51,179		Callaway Golf Co	367
22,322		Daktronics, Inc	146
92,502		Hasbro, Inc	2,319
24,778	*	Intrepid Potash, Inc	457
19,429	*	Jakks Pacific, Inc	240
22,402	*	Leapfrog Enterprises, Inc	31
8,407		Marine Products Corp	36
272,621		Mattel, Inc	3,143
26,637	*	Nautilus, Inc	17
14,785	*	RC2 Corp	78
11,572	*	Russ Berrie & Co, Inc	15
38,355	*	Shuffle Master, Inc	110
4,356	*	Steinway Musical Instruments, Inc	53
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	7,296

MISCELLANEOUS RETAIL - 1.48%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	31
238,121	*	Amazon.com, Inc	17,488
25,824		Barnes & Noble, Inc	552
15,894		Big 5 Sporting Goods Corp	93
10,266	*	Blue Nile, Inc	310
41,091	*	Borders Group, Inc	26
10,668	*	Build-A-Bear Workshop, Inc	65
26,223	*	Cabela's, Inc	239
20,960		Cash America International, Inc	328
36,440	*	CKX, Inc	149
46,768	*	Coldwater Creek, Inc	117
1,078,486		CVS Corp	29,648
62,438	*	Dick's Sporting Goods, Inc	891
67,940	*	Dollar Tree, Inc	3,027
61,220	*	Drugstore.Com	72
36,390	*	Ezcorp, Inc (Class A)	421
7,272	*	Fuqi International, Inc	34
16,458	*	GSI Commerce, Inc	216
24,778	*	Hibbett Sports, Inc	476
26,504	*	HSN, Inc	136
19,736	*	Jo-Ann Stores, Inc	322
38,265	*	Marvel Entertainment, Inc	1,016
32,978		MSC Industrial Direct Co (Class A)	1,025
24,699		Nutri/System, Inc	352
230,177	*	Office Depot, Inc	302
62,128		OfficeMax, Inc	194

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,517	*	Overstock.com, Inc	$105
6,868	*	PC Connection, Inc	26
7,784	*	PC Mall, Inc	35
96,494		Petsmart, Inc	2,023
30,867	*	Priceline.com, Inc	2,432
9,367		Pricesmart, Inc	169
406,165	*	Rite Aid Corp	146
10,339	*	Shutterfly, Inc	97
62,100		Signet Jewelers Ltd	711
12,380	*	Stamps.com, Inc	120
527,708		Staples, Inc	9,557
9,938		Systemax, Inc	128
95,185		Tiffany & Co	2,052
749,290		Walgreen Co	19,452
22,988		World Fuel Services Corp	727
25,452	*	Zale Corp	49
12,255	*	Zumiez, Inc	118
		TOTAL MISCELLANEOUS RETAIL	95,477

MOTION PICTURES - 0.58%
10,098	*	Ascent Media Corp (Series A)	252
27,904	*	Avid Technology, Inc	255
143,498	*	Blockbuster, Inc (Class A)	103
21,687		Cinemark Holdings, Inc	204
86	*	Discovery Communications, Inc (Class A)	1
208,987	*	Discovery Communications, Inc (Class C)	3,062
61,502	*	DreamWorks Animation SKG, Inc (Class A)	1,331
11,202	*	Gaiam, Inc (Class A)	37
62,604	*	Macrovision Solutions Corp	1,114
30,800		National CineMedia, Inc	406
1,738,946		News Corp (Class A)	11,512
60,087		Regal Entertainment Group (Class A)	806
899,992		Time Warner, Inc	17,370
114,426	*	tw telecom inc (Class A)	1,000
		TOTAL MOTION PICTURES	37,453

NONDEPOSITORY INSTITUTIONS - 0.44%
36,918		Advance America Cash Advance Centers, Inc	62
26,047		Advanta Corp (Class B)	17
165,645		American Capital Ltd	310
762,283		American Express Co	10,390
100,434	*	AmeriCredit Corp	589
108,197		Apollo Investment Corp	377
69,835		Ares Capital Corp	338
7,100		BlackRock Kelso Capital Corp	30
29,500	*	Boise, Inc	18
283,281		Capital One Financial Corp	3,467
158,535		CapitalSource, Inc	193
124,700		Chimera Investment Corp	419
322,389		CIT Group, Inc	919
16,600	*	CompuCredit Corp	41
6,736	*	Credit Acceptance Corp	145

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
361,656		Discover Financial Services	$2,282
4,010	*	Doral Financial Corp	7
11,162	*	Encore Capital Group, Inc	51
7,676		Federal Agricultural Mortgage Corp (Class C)	21
484,001		Federal Home Loan Mortgage Corp	368
775,430		Federal National Mortgage Association	543
19,417		Financial Federal Corp	411
18,408	*	First Cash Financial Services, Inc	275
43,239	*	First Marblehead Corp	56
15,921		Gladstone Investment Corp	61
37,598		GLG Partners, Inc	107
24,950	*	Guaranty Financial Group, Inc	26
24,455		Hercules Technology Growth Capital, Inc	122
8,511		Kohlberg Capital Corp	26
73,976		Lender Processing Services, Inc	2,264
50,285		MCG Capital Corp	64
9,981		Medallion Financial Corp	74
23,037	*	Mercadolibre, Inc	427
7,245	*	Mitcham Industries, Inc	28
13,901		Nelnet, Inc (Class A)	123
9,384	*	NewStar Financial, Inc	22
12,077		NGP Capital Resources Co	60
25,500	*	Ocwen Financial Corp	291
12,881		Patriot Capital Funding, Inc	24
13,973		PennantPark Investment Corp	52
37,904	*	PHH Corp	533
348,410	*	SLM Corp	1,725
2,846		Student Loan Corp	124
40,004	*	thinkorswim Group, Inc	346
4,417	*	Tree.com, Inc	19
12,929	*	World Acceptance Corp	220
		TOTAL NONDEPOSITORY INSTITUTIONS	28,067

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
18,209		AMCOL International Corp	270
24,077		Compass Minerals International, Inc	1,357
45,354	*	General Moly, Inc	48
81,622		Vulcan Materials Co	3,616
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	5,291

OIL AND GAS EXTRACTION - 4.01%
29,557	*	Abraxas Petroleum Corp	30
352,917		Anadarko Petroleum Corp	13,725
251,879		Apache Corp	16,143
6,580		APCO Argentina, Inc	73
6,556	*	Approach Resources, Inc	41
31,907	*	Arena Resources, Inc	813
25,618		Atlas America, Inc	224
36,047	*	ATP Oil & Gas Corp	185
41,974	*	Atwood Oceanics, Inc	696
231,068		Baker Hughes, Inc	6,597
32,576	*	Basic Energy Services, Inc	211

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
33,452		Berry Petroleum Co (Class A)	$367
26,337	*	Bill Barrett Corp	586
215,784		BJ Services Co	2,147
26,898	*	BMB Munai, Inc	16
32,124	*	Brigham Exploration Co	61
18,177	*	Bronco Drilling Co, Inc	96
78,361		Cabot Oil & Gas Corp	1,847
38,620	*	Cal Dive International, Inc	261
14,536	*	Callon Petroleum Co	16
161,356	*	Cameron International Corp	3,539
27,338	*	Cano Petroleum, Inc	12
20,347	*	Carrizo Oil & Gas, Inc	181
53,690	*	Cheniere Energy, Inc	229
453,353		Chesapeake Energy Corp	7,734
60,613		Cimarex Energy Co	1,114
3,369	*	Clayton Williams Energy, Inc	99
23,668	*	CNX Gas Corp	561
51,350	*	Complete Production Services, Inc	158
33,310	*	Comstock Resources, Inc	993
42,909	*	Concho Resources, Inc	1,098
10,775	*	Contango Oil & Gas Co	422
22,174	*	Continental Resources, Inc	470
5,228	*	Dawson Geophysical Co	71
49,598	*	Delta Petroleum Corp	60
185,565	*	Denbury Resources, Inc	2,757
336,056		Devon Energy Corp	15,018
51,480		Diamond Offshore Drilling, Inc	3,236
5,864	*	Double Eagle Petroleum Co	30
39,711	*	Encore Acquisition Co	924
81,717	*	Endeavour International Corp	71
9,700	*	Energy Recovery, Inc	74
86,356		Energy XXI Bermuda Ltd	32
107,558		ENSCO International, Inc	2,840
186,459		EOG Resources, Inc	10,210
98,792		Equitable Resources, Inc	3,095
120,259	*	EXCO Resources, Inc	1,203
51,592	*	Exterran Holdings, Inc	827
71,652	*	Forest Oil Corp	942
24,931	*	FX Energy, Inc	69
67,833	*	Gasco Energy, Inc	26
21,487	*	GeoGlobal Resources, Inc	15
4,904	*	Geokinetics, Inc	16
12,517	*	Geomet, Inc	7
4,145	*	Georesources, Inc	28
104,508	*	Global Industries Ltd	401
12,303	*	GMX Resources, Inc	80
17,217	*	Goodrich Petroleum Corp	333
18,897	*	Gulfport Energy Corp	44
659,148		Halliburton Co	10,197
29,621	*	Harvest Natural Resources, Inc	100
81,623	*	Helix Energy Solutions Group, Inc	420
76,677		Helmerich & Payne, Inc	1,746

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
62,749	*	Hercules Offshore, Inc	$99
11,202		Houston American Energy Corp	21
6,902		Kayne Anderson Energy Development Co	64
95,985	*	Key Energy Services, Inc	276
65,493	*	Mariner Energy, Inc	508
46,267	*	McMoRan Exploration Co	217
70,596	*	Meridian Resource Corp	15
206,320	*	Nabors Industries Ltd	2,061
313,833	*	National Oilwell Varco, Inc	9,010
98,932	*	Newfield Exploration Co	2,246
64,229	*	Newpark Resources, Inc	162
129,928		Noble Energy, Inc	7,001
14,257	*	Northern Oil And Gas, Inc	51
619,489		Occidental Petroleum Corp	34,475
42,236	*	Oceaneering International, Inc	1,557
140,208	*	Oilsands Quest, Inc	101
5,367		Panhandle Oil and Gas, Inc (Class A)	92
27,407	*	Parallel Petroleum Corp	35
96,030	*	Parker Drilling Co	177
119,282		Patterson-UTI Energy, Inc	1,069
29,914		Penn Virginia Corp	328
188,914	*	PetroHawk Energy Corp	3,633
11,388	*	Petroleum Development Corp	134
37,803	*	Petroquest Energy, Inc	91
35,470	*	Pioneer Drilling Co	116
90,590		Pioneer Natural Resources Co	1,492
81,013	*	Plains Exploration & Production Co	1,396
12,071	*	PowerSecure International, Inc	41
125,407	*	Pride International, Inc	2,255
14,053	*	Quest Resource Corp	4
86,119	*	Quicksilver Resources, Inc	477
26,595	*	RAM Energy Resources, Inc	19
115,589		Range Resources Corp	4,758
11,881	*	Rex Energy Corp	34
80,853		Rowan Cos, Inc	968
23,456		RPC, Inc	156
900,567		Schlumberger Ltd	36,581
15,255	*	SEACOR Holdings, Inc	890
161,785		Smith International, Inc	3,475
256,607	*	Southwestern Energy Co	7,619
45,939		St. Mary Land & Exploration Co	608
38,488	*	Stone Energy Corp	128
23,906	*	Sulphco, Inc	26
62,807	*	Superior Energy Services	810
11,230	*	Superior Well Services, Inc	58
23,503	*	Swift Energy Co	172
69,519	*	Tetra Technologies, Inc	226
37,744		Tidewater, Inc	1,401
11,158		Toreador Resources Corp	28
8,324	*	Trico Marine Services, Inc	17
16,704	*	Tri-Valley Corp	19
20,290	*	TXCO Resources, Inc	8

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
10,127	*	Union Drilling, Inc	$38
33,835	*	Unit Corp	708
50,557	*	Vaalco Energy, Inc	267
29,772	*	Venoco, Inc	98
21,672		W&T Offshore, Inc	133
37,871	*	Warren Resources, Inc	36
37,820	*	Whiting Petroleum Corp	978
30,921	*	Willbros Group, Inc	300
416,907		XTO Energy, Inc	12,766
		TOTAL OIL AND GAS EXTRACTION	258,146

PAPER AND ALLIED PRODUCTS - 0.40%
38,425	*	AbitibiBowater, Inc	21
75,437		Bemis Co	1,582
26,323	*	Buckeye Technologies, Inc	56
38,005	*	Cenveo, Inc	124
352,281	*	Domtar Corporation	335
30,362		Glatfelter	189
104,801	*	Graphic Packaging Holding Co	91
25,049		Greif, Inc (Class A)	834
322,221		International Paper Co	2,268
13,461	*	Kapstone Paper and Packaging Corp	33
316,153		Kimberly-Clark Corp	14,578
130,827		MeadWestvaco Corp	1,569
20,151	*	Mercer International, Inc	13
10,278		Neenah Paper, Inc	37
77,673		Packaging Corp of America	1,011
28,437		Rock-Tenn Co (Class A)	769
14,260		Schweitzer-Mauduit International, Inc	263
74,138		Sonoco Products Co	1,555
102,752		Temple-Inland, Inc	552
9,838		Verso Paper Corp	6
29,954		Wausau Paper Corp	159
		TOTAL PAPER AND ALLIED PRODUCTS	26,045

PERSONAL SERVICES - 0.16%
99,277		Cintas Corp	2,454
20,600	*	Coinstar, Inc	675
15,088		G & K Services, Inc (Class A)	285
242,403		H&R Block, Inc	4,409
20,449		Jackson Hewitt Tax Service, Inc	107
31,315		Regis Corp	453
68,023	*	Sally Beauty Holdings, Inc	386
187,277		Service Corp International	654
11,970	*	Steiner Leisure Ltd	292
9,989		Unifirst Corp	278
26,680		Weight Watchers International, Inc	495
		TOTAL PERSONAL SERVICES	10,488

PETROLEUM AND COAL PRODUCTS - 7.04%
9,171		Alon USA Energy, Inc	126
26,486	*	American Oil & Gas, Inc	20

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
52,752		Ashland, Inc	$545
1,563,083		Chevron Corp	105,102
1,166,002		ConocoPhillips	45,661
29,800	*	CVR Energy, Inc	165
7,530		Delek US Holdings, Inc	78
3,760,820	c	Exxon Mobil Corp	256,112
75,775		Frontier Oil Corp	969
162,929	*	Gran Tierra Energy, Inc	409
34,562	*	Headwaters, Inc	109
212,041		Hess Corp	11,493
32,029		Holly Corp	679
534,447		Marathon Oil Corp	14,051
142,144		Murphy Oil Corp	6,364
7,327		Quaker Chemical Corp	58
86,578	*	SandRidge Energy, Inc	571
86,504		Sunoco, Inc	2,291
104,460		Tesoro Corp	1,407
393,887		Valero Energy Corp	7,051
11,564		WD-40 Co	278
21,900		Western Refining, Inc	260
		TOTAL PETROLEUM AND COAL PRODUCTS	453,799

PIPELINES, EXCEPT NATURAL GAS - 0.11%
477,722		Spectra Energy Corp	6,755
		TOTAL PIPELINES, EXCEPT NATURAL GAS	6,755

PRIMARY METAL INDUSTRIES - 0.78%
95,503		AK Steel Holding Corp	680
731,204		Alcoa, Inc	5,367
73,511		Allegheny Technologies, Inc	1,612
36,981		Belden CDT, Inc	463
14,781	*	Brush Engineered Materials, Inc	205
34,840		Carpenter Technology Corp	492
68,169	*	Century Aluminum Co	144
6,101	*	Coleman Cable, Inc	13
50,127	*	CommScope, Inc	569
1,188,820		Corning, Inc	15,776
15,305		Encore Wire Corp	328
10,195	*	Fushi Copperweld, Inc	49
40,791	*	General Cable Corp	808
7,639	*	General Steel Holdings, Inc	20
20,138		Gibraltar Industries, Inc	95
8,302	*	Haynes International, Inc	148
24,699	*	Horsehead Holding Corp	136
40,893		Hubbell, Inc (Class B)	1,102
24,024		Matthews International Corp (Class A)	692
23,017	*	Metalico, Inc	39
27,916		Mueller Industries, Inc	605
9,117	*	Northwest Pipe Co	260
238,788		Nucor Corp	9,115
9,331		Olympic Steel, Inc	142
105,003		Precision Castparts Corp	6,290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
16,800	*	RTI International Metals, Inc	$197
17,409		Schnitzer Steel Industries, Inc (Class A)	546
125,060		Steel Dynamics, Inc	1,102
17,419		Texas Industries, Inc	435
61,371		Titanium Metals Corp	336
24,156		Tredegar Corp	394
90,714		United States Steel Corp	1,917
4,623	*	Universal Stainless & Alloy	45
46,555		Worthington Industries, Inc	405
		TOTAL PRIMARY METAL INDUSTRIES	50,527

PRINTING AND PUBLISHING - 0.27%
36,106	*	ACCO Brands Corp	35
11,975		AH Belo Corp (Class A)	12
34,915		American Greetings Corp (Class A)	177
59,879		Belo (A.H.) Corp (Class A)	37
22,947		Bowne & Co, Inc	74
16,074	*	China Information Security Technology, Inc	51
8,210	*	Consolidated Graphics, Inc	104
6,267		Courier Corp	95
5,480		CSS Industries, Inc	93
23,101	*	Dolan Media Co	182
41,938		Dun & Bradstreet Corp	3,229
17,307		Ennis, Inc	153
21,197		EW Scripps Co (Class A)	29
177,581		Gannett Co, Inc	391
35,148		Harte-Hanks, Inc	188
30,975		John Wiley & Sons, Inc (Class A)	922
30,943		Journal Communications, Inc (Class A)	23
33,495		Lee Enterprises, Inc	9
19,558	*	Martha Stewart Living Omnimedia, Inc (Class A)	49
31,868		McClatchy Co (Class A)	16
241,789		McGraw-Hill Cos, Inc	5,530
19,652		Media General, Inc (Class A)	38
28,456		Meredith Corp	474
31,584	*	MSCI, Inc (Class A)	534
5,947		Multi-Color Corp	73
115,718		New York Times Co (Class A)	523
12,663	*	Playboy Enterprises, Inc (Class B)	25
20,352	*	Presstek, Inc	42
31,380		Primedia, Inc	78
152,447		R.R. Donnelley & Sons Co	1,117
10,767		Schawk, Inc (Class A)	65
17,418		Scholastic Corp	262
10,680		Standard Register Co	49
35,061	*	Valassis Communications, Inc	55
33,490	*	VistaPrint Ltd	920
4,629		Washington Post Co (Class B)	1,652
		TOTAL PRINTING AND PUBLISHING	17,306

RAILROAD TRANSPORTATION - 0.74%
212,443		Burlington Northern Santa Fe Corp	12,778

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
303,047		CSX Corp	$7,834
25,615	*	Genesee & Wyoming, Inc (Class A)	544
65,798	*	Kansas City Southern Industries, Inc	836
283,061		Norfolk Southern Corp	9,553
389,853		Union Pacific Corp	16,028
		TOTAL RAILROAD TRANSPORTATION	47,573

REAL ESTATE - 0.05%
164,323	*	CB Richard Ellis Group, Inc (Class A)	662
4,977		Consolidated-Tomoka Land Co	148
12,814		DuPont Fabros Technology, Inc	88
60,262		Forest City Enterprises, Inc (Class A)	217
34,350	*	Forestar Real Estate Group, Inc	263
7,288	*	FX Real Estate and Entertainment, Inc	1
28,153		Grubb & Ellis Co	18
26,473		Jones Lang LaSalle, Inc	616
19,220	*	LoopNet, Inc	117
67,449	*	St. Joe Co	1,129
68,986		Stewart Enterprises, Inc (Class A)	224
3,435	*	Stratus Properties, Inc	21
16,966		Thomas Properties Group, Inc	19
		TOTAL REAL ESTATE	3,523

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.31%
5,113	*	AEP Industries, Inc	78
43,609		Cooper Tire & Rubber Co	176
9,928	*	Deckers Outdoor Corp	527
176,080	*	Goodyear Tire & Rubber Co	1,102
10,182	*	Metabolix, Inc	69
202,903		Newell Rubbermaid, Inc	1,295
267,016		Nike, Inc (Class B)	12,520
21,213		Schulman (A.), Inc	287
120,927		Sealed Air Corp	1,669
23,839	*	Skechers U.S.A., Inc (Class A)	159
25,932		Spartech Corp	64
27,247		Titan International, Inc	137
13,203	*	Trex Co, Inc	101
46,477		Tupperware Corp	790
24,148		West Pharmaceutical Services, Inc	792
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	19,766

SECURITY AND COMMODITY BROKERS - 2.06%
167,686		Ameriprise Financial, Inc	3,436
13,330		BlackRock, Inc	1,733
102,905		Broadridge Financial Solutions, Inc	1,915
16,951		Calamos Asset Management, Inc (Class A)	82
702,255		Charles Schwab Corp	10,885
50,434		CME Group, Inc	12,426
12,285		Cohen & Steers, Inc	137
1,420		Diamond Hill Investment Group, Inc	56
6,700	*	Duff & Phelps Corp	106
307,785	*	E*Trade Financial Corp	394

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
76,478		Eaton Vance Corp	$1,748
6,384		Epoch Holding Corp	44
6,107		Evercore Partners, Inc (Class A)	94
20,447	*	FBR Capital Markets Corp	67
16,378	*	FCStone Group, Inc	37
63,991		Federated Investors, Inc (Class B)	1,424
115,859		Franklin Resources, Inc	6,241
106,628	*	Friedman Billings Ramsey Group, Inc (Class A)	21
6,584		GAMCO Investors, Inc (Class A)	215
54,396		GFI Group, Inc	175
335,674		Goldman Sachs Group, Inc	35,588
14,103		Greenhill & Co, Inc	1,042
28,478	*	Interactive Brokers Group, Inc (Class A)	459
53,432	*	IntercontinentalExchange, Inc	3,979
3,172	*	International Assets Holding Corp	32
289,433		Invesco Ltd	4,012
31,292	*	Investment Technology Group, Inc	799
131,428		Janus Capital Group, Inc	874
93,511		Jefferies Group, Inc	1,290
22,045	*	KBW, Inc	449
70,728	*	Knight Capital Group, Inc (Class A)	1,043
37,720	*	LaBranche & Co, Inc	141
69,599	*	Ladenburg Thalmann Financial Services, Inc	37
56,680		Lazard Ltd (Class A)	1,666
103,971		Legg Mason, Inc	1,653
21,429	*	MarketAxess Holdings, Inc	164
87,728	*	MF Global Ltd	371
790,045		Morgan Stanley	17,989
11,610	*	Morningstar, Inc	396
103,270	*	Nasdaq Stock Market, Inc	2,022
199,710		NYSE Euronext	3,575
30,987		optionsXpress Holdings, Inc	352
10,161	*	Penson Worldwide, Inc	65
13,614	*	Piper Jaffray Cos	351
69,932		Raymond James Financial, Inc	1,378
8,937		Sanders Morris Harris Group, Inc	35
99,954		SEI Investments Co	1,220
19,114	*	Stifel Financial Corp	828
19,558		SWS Group, Inc	304
195,954		T Rowe Price Group, Inc	5,655
179,388	*	TD Ameritrade Holding Corp	2,477
98	*	Teton Advisors, Inc	-	^
15,283	*	Thomas Weisel Partners Group, Inc	55
8,114		US Global Investors, Inc (Class A)	40
800		Value Line, Inc	22
65,258		Waddell & Reed Financial, Inc (Class A)	1,179
3,869		Westwood Holdings Group, Inc	152
		TOTAL SECURITY AND COMMODITY BROKERS	132,930

SOCIAL SERVICES - 0.01%
15,384	*	Capital Senior Living Corp	38
8,598	*	Providence Service Corp	59

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
15,649	*	Res-Care, Inc	$228
		TOTAL SOCIAL SERVICES	325

SPECIAL TRADE CONTRACTORS - 0.10%
2,319		Alico, Inc	56
28,377	*	AsiaInfo Holdings, Inc	478
18,970		Chemed Corp	738
28,901		Comfort Systems USA, Inc	300
32,076	*	Dycom Industries, Inc	186
50,074	*	EMCOR Group, Inc	860
27,639	*	Insituform Technologies, Inc (Class A)	432
10,880	*	Integrated Electrical Services, Inc	99
13,874	*	Layne Christensen Co	223
148,160	*	Quanta Services, Inc	3,177
		TOTAL SPECIAL TRADE CONTRACTORS	6,549

STONE, CLAY, AND GLASS PRODUCTS - 0.54%
531,436		3M Co	26,423
25,458		Apogee Enterprises, Inc	280
18,135	*	Cabot Microelectronics Corp	436
17,127		CARBO Ceramics, Inc	487
35,889		Eagle Materials, Inc	870
106,299		Gentex Corp	1,059
9,960		Libbey, Inc	9
30,798		Martin Marietta Materials, Inc	2,442
54,868	*	Owens Corning, Inc	496
122,773	*	Owens-Illinois, Inc	1,773
23,708	*	US Concrete, Inc	47
51,467	*	USG Corp	392
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	34,714

TEXTILE MILL PRODUCTS - 0.03%
23,047		Albany International Corp (Class A)	209
38,561		Interface, Inc (Class A)	115
42,112	*	Mohawk Industries, Inc	1,258
10,106		Oxford Industries, Inc	62
14,120	*	Xerium Technologies, Inc	10
		TOTAL TEXTILE MILL PRODUCTS	1,654

TOBACCO PRODUCTS - 1.46%
1,580,639		Altria Group, Inc	25,322
115,699		Fortune Brands, Inc	2,840
131,461		Lorillard, Inc	8,116
1,593,583		Philip Morris International, Inc	56,700
19,118		Universal Corp	572
29,282		Vector Group Ltd	381
		TOTAL TOBACCO PRODUCTS	93,931

TRANSPORTATION BY AIR - 0.35%
7,464	*	Air Methods Corp	126
94,997	*	Airtran Holdings, Inc	432

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
30,526	*	Alaska Air Group, Inc	$536
11,058	*	Allegiant Travel Co	503
203,666	*	AMR Corp	650
9,351	*	Atlas Air Worldwide Holdings, Inc	162
17,513	*	Bristow Group, Inc	375
92,296	*	Continental Airlines, Inc (Class B)	813
25,073		Copa Holdings S.A. (Class A)	719
444,146	*	Delta Air Lines, Inc	2,501
233,663		FedEx Corp	10,396
28,880	*	Hawaiian Holdings, Inc	108
123,072	*	JetBlue Airways Corp	449
9,723	*	PHI, Inc	97
23,015	*	Republic Airways Holdings, Inc	149
45,222		Skywest, Inc	563
548,598		Southwest Airlines Co	3,473
92,120		UAL Corp	412
104,971	*	US Airways Group, Inc	265
		TOTAL TRANSPORTATION BY AIR	22,729

TRANSPORTATION EQUIPMENT - 2.22%
15,857		A.O. Smith Corp	399
29,552	*	AAR Corp	371
7,435	*	Aerovironment, Inc	155
42,925		American Axle & Manufacturing Holdings, Inc	57
7,032		American Railcar Industries, Inc	54
15,097	*	Amerigon, Inc (Class A)	56
56,584		ArvinMeritor, Inc	45
14,702	*	ATC Technology Corp	165
52,193		Autoliv, Inc	969
74,030	*	BE Aerospace, Inc	642
527,542		Boeing Co	18,770
77,775		Brunswick Corp	268
36,782		Clarcor, Inc	927
18,024	*	Cogo Group, Inc	120
71,358	*	Dana Holding Corp	33
7,682	*	Dorman Products, Inc	72
7,637		Ducommun, Inc	111
13,635	*	Federal Mogul Corp (Class A)	91
34,017		Federal Signal Corp	179
63,680	*	Force Protection, Inc	306
1,744,825	*	Ford Motor Co	4,589
8,920		Freightcar America, Inc	156
11,931	*	Fuel Systems Solutions, Inc	161
42,477	*	GenCorp, Inc	90
300,653		General Dynamics Corp	12,504
427,525		General Motors Corp	829
7,281	*	GenTek, Inc	127
124,155		Genuine Parts Co	3,707
93,878		Goodrich Corp	3,557
12,975		Greenbrier Cos, Inc	47
17,217		Group 1 Automotive, Inc	241
179,015		Harley-Davidson, Inc	2,397

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
63,978		Harsco Corp	$1,418
68,148	*	Hayes Lemmerz International, Inc	13
18,067		Heico Corp	439
560,480		Honeywell International, Inc	15,615
21,747		Kaman Corp	273
52,376	*	Lear Corp	39
6,398	*	LMI Aerospace, Inc	46
248,168		Lockheed Martin Corp	17,131
256,542		Northrop Grumman Corp	11,195
47,361	*	Orbital Sciences Corp	563
64,327		Oshkosh Truck Corp	434
273,765		Paccar, Inc	7,052
24,262		Polaris Industries, Inc	520
22,924		Spartan Motors, Inc	92
82,916	*	Spirit Aerosystems Holdings, Inc (Class A)	827
17,715		Superior Industries International, Inc	210
39,420	*	Tenneco, Inc	64
25,500		Thor Industries, Inc	398
24,854	*	TransDigm Group, Inc	816
64,762		Trinity Industries, Inc	592
12,081		Triumph Group, Inc	461
41,773	*	TRW Automotive Holdings Corp	135
734,277		United Technologies Corp	31,559
22,100		Wabash National Corp	27
35,851		Westinghouse Air Brake Technologies Corp	946
24,826		Winnebago Industries, Inc	133
10,178	*	Wonder Auto Technology, Inc	37
		TOTAL TRANSPORTATION EQUIPMENT	143,230

TRANSPORTATION SERVICES - 0.20%
14,656		Ambassadors Group, Inc	119
128,545		CH Robinson Worldwide, Inc	5,863
8,003	*	Dynamex, Inc	105
160,762		Expeditors International Washington, Inc	4,548
35,663		GATX Corp	721
28,305	*	HUB Group, Inc (Class A)	481
26,504	*	Interval Leisure Group, Inc	140
20,000	*	Orbitz Worldwide, Inc	26
26,631		Pacer International, Inc	93
74,126		UTI Worldwide, Inc	887
		TOTAL TRANSPORTATION SERVICES	12,983

TRUCKING AND WAREHOUSING - 0.49%
17,410		Arkansas Best Corp	331
16,346	*	Celadon Group, Inc	91
32,001		Con-way, Inc	574
22,919		Forward Air Corp	372
41,889		Heartland Express, Inc	620
58,764		J.B. Hunt Transport Services, Inc	1,417
40,073		Landstar System, Inc	1,341
14,139	*	Marten Transport Ltd	264
19,477	*	Old Dominion Freight Line	458

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
1,137	*	Patriot Transportation Holding, Inc	$71
9,635	*	Saia, Inc	115
516,149		United Parcel Service, Inc (Class B)	25,405
3,884		Universal Truckload Services, Inc	56
31,101		Werner Enterprises, Inc	470
66,066	*	YRC Worldwide, Inc	296
		TOTAL TRUCKING AND WAREHOUSING	31,881

WATER TRANSPORTATION - 0.23%
30,756		Alexander & Baldwin, Inc	585
35,144	*	American Commercial Lines, Inc	111
326,682		Carnival Corp	7,056
38,961		DHT Maritime, Inc	150
36,764		Eagle Bulk Shipping, Inc	156
35,894		Frontline Ltd	624
22,330		Genco Shipping & Trading Ltd	276
37,255		General Maritime Corp	261
24,752		Golar LNG Ltd	85
16,461	*	Gulfmark Offshore, Inc	393
23,837		Horizon Lines, Inc (Class A)	72
23,465	*	Hornbeck Offshore Services, Inc	358
4,290		International Shipholding Corp	84
41,752	*	Kirby Corp	1,112
11,975		Knightsbridge Tankers Ltd	174
29,151		Nordic American Tanker Shipping	854
28,315	*	Odyssey Marine Exploration, Inc	96
16,078		Overseas Shipholding Group, Inc	364
104,315		Royal Caribbean Cruises Ltd	836
34,031		Ship Finance International Ltd	223
10,426	*	TBS International Ltd (Class A)	77
36,693		Teekay Corp	522
9,000		Teekay Tankers Ltd (Class A)	86
18,066	*	Ultrapetrol Bahamas Ltd	49
		TOTAL WATER TRANSPORTATION	14,604

WHOLESALE TRADE-DURABLE GOODS - 0.35%
18,766		Agilysys, Inc	81
30,894		Applied Industrial Technologies, Inc	521
92,479	*	Arrow Electronics, Inc	1,763
34,240		Barnes Group, Inc	366
35,044	*	Beacon Roofing Supply, Inc	469
85,884		BorgWarner, Inc	1,743
8,096	*	Cardtronics, Inc	14
11,808		Castle (A.M.) & Co	105
8,056	*	Chindex International, Inc	40
21,081	*	Conceptus, Inc	248
14,464	*	DemandTec, Inc	127
13,898	*	Digi International, Inc	107
22,474	*	Drew Industries, Inc	195
12,096	*	Hansen Medical, Inc	49
12,024		Houston Wire & Cable Co	93
121,320	*	Ingram Micro, Inc (Class A)	1,533

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
34,716	*	Insight Enterprises, Inc	$106
23,318	*	Interline Brands, Inc	197
42,424		Knight Transportation, Inc	643
3,000		Lawson Products, Inc	37
102,366	*	LKQ Corp	1,461
15,600	*	MedAssets, Inc	222
8,104	*	MWI Veterinary Supply, Inc	231
32,951		Owens & Minor, Inc	1,092
91,913	*	Patterson Cos, Inc	1,733
29,853		PEP Boys-Manny Moe & Jack	132
34,775		Pool Corp	466
47,725	*	PSS World Medical, Inc	685
45,751		Reliance Steel & Aluminum Co	1,205
40,386	*	Solera Holdings, Inc	1,001
41,738	*	Tech Data Corp	909
5,206	*	Titan Machinery, Inc	47
29,444	*	TomoTherapy, Inc	78
32,679	*	Tyler Technologies, Inc	478
57,244		W.W. Grainger, Inc	4,017
30,445	*	WESCO International, Inc	551
		TOTAL WHOLESALE TRADE-DURABLE GOODS	22,745

WHOLESALE TRADE-NONDURABLE GOODS - 0.66%
17,815		Aceto Corp	106
62,264		Airgas, Inc	2,105
31,521	*	Akorn, Inc	27
68,179	*	Alliance One International, Inc	262
113,380		Allscripts Healthcare Solutions, Inc	1,167
13,080		Andersons, Inc	185
43,732	*	Bare Escentuals, Inc	179
19,314	*	BMP Sunstone Corp	62
79,980		Brown-Forman Corp (Class B)	3,106
268,976		Cardinal Health, Inc	8,467
29,421	*	Central European Distribution Corp	317
8,087	*	Clearwater Paper Corp	65
7,034	*	Core-Mark Holding Co, Inc	128
1	*	CPEX Pharmaceuticals, Inc	-	^
102,706	*	Dean Foods Co	1,857
92,205	*	Endo Pharmaceuticals Holdings, Inc	1,630
34,624	*	Fresh Del Monte Produce, Inc	569
12,584	*	Green Mountain Coffee Roasters, Inc	604
30,203	*	Hain Celestial Group, Inc	430
68,353	*	Henry Schein, Inc	2,735
49,099		Herbalife Ltd	736
6,203		Kenneth Cole Productions, Inc (Class A)	40
19,366		K-Swiss, Inc (Class A)	165
20,008	*	LSB Industries, Inc	198
2,095	*	Maui Land & Pineapple Co, Inc	18
38,303		Men's Wearhouse, Inc	580
18,114		Myers Industries, Inc	111
8,977		Nash Finch Co	252
38,826		Nu Skin Enterprises, Inc (Class A)	407

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)
9,998	*	Perry Ellis International, Inc			$35
14,249	*	School Specialty, Inc			251
18,527		Spartan Stores, Inc			286
7,517	*	Synutra International, Inc			62
455,615		Sysco Corp			10,388
77,583		Terra Industries, Inc			2,179
26,170	*	Tractor Supply Co			944
33,743	*	United Natural Foods, Inc			640
18,197	*	United Stationers, Inc			511
6,399		Valhi, Inc			60
13,192	*	Volcom, Inc			128
15,316		Zep, Inc			156
12,850	*	Zhongpin, Inc			113
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			42,261

		TOTAL COMMON STOCKS			6,390,709
		(Cost $8,491,550)

RIGHTS / WARRANTS - 0.00%**
EATING AND DRINKING PLACES - 0.00%**
2,604	m	Krispy Kreme Doughnuts, Inc			-	^
		TOTAL EATING AND DRINKING PLACES			-	^

		TOTAL RIGHTS / WARRANTS			-	^
		(Cost $–)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.94%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.38%
$ 6,000,000		Federal Home Loan Bank (FHLB)	0.000%	06/18/09	5,997
1,700,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	07/21/09	1,699
16,700,000		Federal National Mortgage Association (FNMA)	0.000	04/13/09	16,700
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			24,396

U.S. TREASURY BILLS - 0.56%
36,000,000		United States Treasury Bill	0.000	09/24/09	35,934
		TOTAL U.S. TREASURY BILLS			35,934

		TOTAL SHORT-TERM INVESTMENTS			60,330
		(Cost $60,331)

		TOTAL PORTFOLIO - 100.14%			6,451,039
		(Cost $8,551,881)

		OTHER ASSETS AND LIABILITIES, NET - (0.14)%			(8,859)

		NET ASSETS - 100.00%			$6,442,180

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

*	Non-income producing
**	Percentage represents less than 0.01%
^	Amount represents less than $1,000.
b	In bankruptcy
c	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts in the amount of $2,537,747.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

At March 31, 2009, the net unrealized depreciation on investment was $(2,100,842,643), consisting of gross unrealized appreciation of $896,913,518 and gross unrealized depreciation of $(2,997,756,161).

	Number of		Expiration	Unrealized
Open Futures Contracts	Contracts	Market Value	Date	Appreciation
E-mini Russell 2000 Index	62	$2,612,060	June 2009	$39,472
E-mini S&P 400 Mid-Cap Index	54	2,634,660	June 2009	38,135
E-mini S&P 500 Index	528	20,982,720	June 2009	76,785
				$154,392

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

BONDS - 97.46%

CORPORATE BONDS - 25.58%

AMUSEMENT AND RECREATION SERVICES - 0.18%
$ 3,750,000		Walt Disney Co	5.700%	07/15/11	A2	$4,015
4,500,000		Walt Disney Co	4.700	12/01/12	A2	4,644
7,825,000		Walt Disney Co	4.500	12/15/13	A2	7,998
		TOTAL AMUSEMENT AND RECREATION SERVICES				16,657

APPAREL AND OTHER TEXTILE PRODUCTS - 0.02%
1,720,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	1,496
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				1,496

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.10%
3,500,000		Home Depot, Inc	5.250	12/16/13	Baa1	3,410
5,750,000		Lowe's Cos, Inc	8.250	06/01/10	A1	6,068
		TOTAL BUILDING MATERIALS AND GARDEN
		SUPPLIES				9,478

BUSINESS SERVICES - 0.31%
3,250,000		Daimler Finance North America LLC	5.880	03/15/11	A3	3,111
7,400,000		Daimler Finance North America LLC	5.750	09/08/11	A3	6,993
4,500,000		Hanarotelecom, Inc	7.000	02/01/12	Baa3	4,022
4,250,000		Interpublic Group of Cos, Inc	5.400	11/15/09	Ba3	4,165
4,190,000		Lamar Media Corp	7.250	01/01/13	B2	3,609
375,000		Lamar Media Corp	6.630	08/15/15	B2	270
3,700,000		Oracle Corp	4.950	04/15/13	A2	3,910
2,310,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	1,617
		TOTAL BUSINESS SERVICES				27,697

CHEMICALS AND ALLIED PRODUCTS - 1.30%
1,550,000		Abbott Laboratories	5.600	05/15/11	A1	1,662
4,505,000		Abbott Laboratories	5.130	04/01/19	A1	4,531
4,600,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	4,568
1,000,000		Amgen, Inc	5.850	06/01/17	A3	1,024
2,500,000		Amgen, Inc	6.400	02/01/39	A3	2,403
8,350,000		Avon Products, Inc	5.630	03/01/14	A2	8,430
2,300,000		Bristol-Myers Squibb Co	6.130	05/01/38	A2	2,295
1,570,000		Clorox Co	5.450	10/15/12	Baa2	1,615
9,400,000		Eli Lilly & Co	3.550	03/06/12	A1	9,604
2,325,000		Eli Lilly & Co	5.950	11/15/37	A1	2,329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 7,575,000	GlaxoSmithKline Capital, Inc	5.650%	05/15/18	A1	$7,770
3,760,000	GlaxoSmithKline Capital, Inc	6.380	05/15/38	A1	3,797
4,000,000	Johnson & Johnson	5.850	07/15/38	Aaa	4,172
2,500,000	Lubrizol Corp	4.630	10/01/09	Baa2	2,514
10,500,000	Novartis Capital Corp	4.130	02/10/14	Aa2	10,730
5,325,000	Novartis Securities Investment Ltd	5.130	02/10/19	Aa2	5,407
10,000,000	Pfizer, Inc	4.450	03/15/12	Aa2	10,272
7,150,000	Pfizer, Inc	6.200	03/15/19	Aa2	7,620
5,050,000	Praxair, Inc	5.250	11/15/14	A2	5,351
9,275,000	Procter & Gamble Co	4.600	01/15/14	Aa3	9,816
3,800,000	Procter & Gamble Co	4.700	02/15/19	Aa3	3,833
4,975,000	Procter & Gamble Co	5.550	03/05/37	Aa3	5,067
3,225,000	Schering-Plough Corp	6.550	09/15/37	Baa1	3,279
	TOTAL CHEMICALS AND ALLIED PRODUCTS				118,089

COMMUNICATIONS - 2.53%
2,400,000	America Movil SAB de C.V.	6.130	11/15/37	A3	1,849
3,000,000	AT&T Corp	7.300	11/15/11	A2	3,224
3,700,000	AT&T, Inc	6.700	11/15/13	A2	3,952
2,000,000	AT&T, Inc	6.150	09/15/34	A2	1,752
7,475,000	AT&T, Inc	6.500	09/01/37	A2	6,746
2,725,000	AT&T, Inc	6.300	01/15/38	A2	2,393
7,650,000	AT&T, Inc	6.550	02/15/39	A2	6,938
13,125,000	BellSouth Corp	5.200	09/15/14	A2	13,200
2,774,000	Comcast Cable Communications Holdings, Inc	8.380	03/15/13	Baa2	2,967
2,125,000	Comcast Corp	5.650	06/15/35	Baa2	1,683
2,750,000	Comcast Corp	6.500	11/15/35	Baa2	2,429
4,000,000	Deutsche Telekom International Finance BV	8.750	06/15/30	Baa1	4,273
4,740,000	DirecTV Holdings LLC	7.630	05/15/16	Ba3	4,645
3,900,000	France Telecom S.A.	7.750	03/01/11	A3	4,177
1,150,000	GTE Corp	6.840	04/15/18	Baa1	1,139
4,000,000	New Cingular Wireless Services, Inc	7.880	03/01/11	A2	4,274
4,750,000	New Cingular Wireless Services, Inc	8.750	03/01/31	A2	5,209
3,000,000	Qwest Communications International, Inc	7.250	02/15/11	Ba3	2,895
4,500,000	Qwest Corp	8.880	03/15/12	Ba1	4,444
500,000	Rogers Cable, Inc	6.750	03/15/15	Baa3	492
3,950,000	Rogers Communications, Inc	6.800	08/15/18	Baa3	3,948
2,500,000	Rogers Wireless, Inc	8.000	12/15/12	Ba1	2,522
4,500,000	Sprint Capital Corp	8.750	03/15/32	Ba2	3,015
1,225,000	Sprint Nextel Corp	6.000	12/01/16	Ba2	876
6,300,000	Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	5,440
2,825,000	Telecom Italia Capital S.A.	7.000	06/04/18	Baa2	2,561
8,000,000	Telefonica Emisiones SAU	6.220	07/03/17	Baa1	8,199
7,000,000	Time Warner Cable, Inc	5.400	07/02/12	Baa2	6,762
9,000,000	Time Warner Cable, Inc	5.850	05/01/17	Baa2	8,068
6,075,000	Time Warner Cable, Inc	6.750	07/01/18	Baa2	5,703
10,000,000	Time Warner Cable, Inc	8.750	02/14/19	Baa2	10,618
6,775,000	Time Warner Cable, Inc	8.250	04/01/19	Baa2	6,962
5,550,000	Verizon Communications, Inc	4.350	02/15/13	A3	5,505

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 2,905,000		Verizon Communications, Inc	8.750%	11/01/18	A3	$3,324
11,925,000		Verizon Communications, Inc	6.350	04/01/19	A3	11,781
2,900,000		Verizon Communications, Inc	6.400	02/15/38	A3	2,629
6,975,000		Verizon Communications, Inc	8.950	03/01/39	A3	8,016
8,100,000		Verizon Communications, Inc	7.350	04/01/39	A3	7,890
6,500,000		Verizon Virginia, Inc	4.630	03/15/13	Baa1	6,305
10,725,000	g	Verizon Wireless Capital LLC	5.550	02/01/14	A2	10,734
15,600,000	g	Verizon Wireless Capital LLC	8.500	11/15/18	A2	17,820
4,850,000		Viacom, Inc	5.750	04/30/11	Baa3	4,725
1,635,000		Viacom, Inc	6.130	10/05/17	Baa3	1,391
2,000,000		Vodafone Group plc	5.000	12/16/13	Baa1	2,027
3,800,000		Vodafone Group plc	5.380	01/30/15	Baa1	3,779
		TOTAL COMMUNICATIONS				229,281

DEPOSITORY INSTITUTIONS - 5.81%
29,135,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	28,540
4,000,000		Bank of America Corp	6.250	04/15/12	A2	3,766
28,000,000	p	Bank of America Corp	2.100	04/30/12	Aaa	28,057
28,000,000	p	Bank of America Corp	2.380	06/22/12	Aaa	28,292
5,725,000		Bank of America Corp	5.750	12/01/17	A2	4,808
18,550,000		Bank of America NA	5.300	03/15/17	A1	13,631
4,250,000		Bank One Corp	5.250	01/30/13	A1	3,927
1,250,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	529
3,250,000		Citigroup, Inc	5.100	09/29/11	A3	2,955
45,500,000	p	Citigroup, Inc	2.130	04/30/12	Aaa	45,653
7,375,000		Citigroup, Inc	5.300	10/17/12	A3	6,500
18,500,000		Citigroup, Inc	5.130	05/05/14	A3	15,765
6,655,000		Citigroup, Inc	5.000	09/15/14	Baa1	4,412
7,575,000		Citigroup, Inc	6.880	03/05/38	A3	6,604
770,332	i	Countrywide Home Equity Loan Trust	0.780	02/15/29	B3	388
8,550,000		Credit Suisse	5.000	05/15/13	Aa1	8,262
45,000,000	g	Depfa ACS Bank	5.130	03/16/37	Aa2	23,562
3,500,000		Deutsche Bank AG.	4.880	05/20/13	Aa1	3,433
3,500,000		Golden West Financial Corp	4.750	10/01/12	A1	3,255
7,000,000		HSBC Bank USA NA	4.630	04/01/14	A1	6,561
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	1,265
2,100,000		HSBC Holdings plc	6.500	09/15/37	Aa3	1,719
30,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	31,715
3,600,000	i	ING Groep NV	5.780	12/30/49	A3	990
1,000,000		JPMorgan Chase & Co	7.880	06/15/10	A1	1,019
50,000,000	p	JPMorgan Chase & Co	3.130	12/01/11	Aaa	51,804
4,500,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	4,456
5,500,000		JPMorgan Chase & Co	5.750	01/02/13	A1	5,253
4,400,000		JPMorgan Chase & Co	6.000	01/15/18	Aa3	4,444
6,850,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	6,717
10,000,000	p	KeyBank NA	3.200	06/15/12	Aaa	10,381
5,700,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	A3	5,517
4,250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	A2	3,055
10,000,000	p	New York Community Bank	3.000	12/16/11	Aaa	10,243
3,250,000		Popular North America, Inc	5.650	04/15/09	Baa1	3,247
10,000,000	p	Regions Bank	3.250	12/09/11	Aaa	10,407
2,500,000		Regions Financial Corp	6.380	05/15/12	Baa1	2,294
6,500,000	p	Sovereign Bank	2.750	01/17/12	Aaa	6,627

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 39,000,000	p	State Street Corp	2.150%	04/30/12	Aaa	$39,160
2,000,000		Union Bank of California NA	5.950	05/11/16	A1	1,434
15,000,000	p	US Bancorp	2.250	03/13/12	Aaa	15,142
5,000,000		US Bank NA	4.950	10/30/14	Aa2	4,867
8,275,000		Wachovia Bank NA	4.800	11/01/14	Aa3	6,878
2,050,000		Wachovia Bank NA	5.850	02/01/37	Aa3	1,488
14,375,000		Wachovia Corp	5.300	10/15/11	A1	14,191
6,625,000		Wachovia Corp	5.500	05/01/13	A1	6,109
4,000,000		Wells Fargo & Co	5.300	08/26/11	A1	3,922
18,400,000	p	Wells Fargo & Co	2.130	06/15/12	Aaa	18,479
5,850,000		Wells Fargo & Co	5.630	12/11/17	A1	5,338
10,650,000		Wells Fargo Bank NA	4.750	02/09/15	Aa3	9,090
		TOTAL DEPOSITORY INSTITUTIONS				526,151

ELECTRIC, GAS, AND SANITARY SERVICES - 2.22%
2,000,000		AGL Capital Corp	6.000	10/01/34	Baa1	1,472
6,100,000		Alabama Power Co	5.800	11/15/13	A2	6,551
8,225,000		American Water Capital Corp	6.090	10/15/17	Baa2	7,677
5,500,000		Atmos Energy Corp	8.500	03/15/19	Baa3	5,616
4,500,000		Carolina Power & Light Co	5.130	09/15/13	A2	4,690
4,750,000		Carolina Power & Light Co	5.300	01/15/19	A2	4,809
2,750,000		Carolina Power & Light Co	5.700	04/01/35	A2	2,618
2,100,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa2	2,190
4,250,000		CenterPoint Energy Resources Corp	7.880	04/01/13	Baa3	4,351
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	2,348
4,200,000		Commonweatlh Edison Co	5.900	03/15/36	Baa2	3,439
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	A3	2,816
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	3,599
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	4,102
5,500,000		Dominion Resources, Inc	8.880	01/15/19	Baa2	6,227
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/13	A2	7,617
11,500,000		Duke Energy Corp	6.300	02/01/14	Baa2	11,773
1,860,000		Florida Power & Light Co	4.850	02/01/13	Aa3	1,927
8,000,000		Florida Power & Light Co	5.960	04/01/39	Aa3	8,101
3,500,000		Florida Power Corp	4.500	06/01/10	A2	3,567
2,000,000		Florida Power Corp	6.400	06/15/38	A2	2,090
4,000,000		Georgia Power Co	6.000	11/01/13	A2	4,335
5,000,000		Georgia Power Co	5.950	02/01/39	A2	4,917
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	Baa2	4,883
2,815,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	Baa2	2,780
7,100,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	Baa2	7,590
4,000,000		National Fuel Gas Co	5.250	03/01/13	Baa1	3,831
2,800,000		Nevada Power Co	6.500	08/01/18	Baa3	2,680
3,500,000		Nevada Power Co	6.650	04/01/36	Baa3	2,924
3,250,000		NiSource Finance Corp	10.750	03/15/16	Baa3	3,290
3,500,000		Ohio Power Co	5.300	11/01/10	A3	3,539
4,075,000		ONEOK Partners LP	5.900	04/01/12	Baa2	3,990
5,250,000		Pacific Gas & Electric Co	8.250	10/15/18	A3	6,188
4,090,000		Pacific Gas & Electric Co	6.250	03/01/39	A3	4,051
2,750,000		Pacificorp	6.000	01/15/39	A3	2,716
6,750,000		PG&E Corp	5.750	04/01/14	Baa1	6,800
750,000		Potomac Electric Power Co	7.900	12/15/38	Baa1	847
3,825,000		Progress Energy, Inc	7.050	03/15/19	Baa2	3,897
2,000,000		Public Service Co of Colorado	7.880	10/01/12	A3	2,238

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 2,825,000		Public Service Co of Colorado	4.880%	03/01/13	A3	$2,906
2,500,000		Public Service Co of Colorado	5.500	04/01/14	A3	2,630
5,000,000		Public Service Electric & Gas Co	6.330	11/01/13	A3	5,379
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	A3	2,661
2,250,000		Puget Sound Energy, Inc	6.270	03/15/37	Baa2	1,857
2,750,000		Southern California Edison Co	6.000	01/15/34	A2	2,743
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	Baa1	2,000
2,600,000		Veolia Environnement	5.250	06/03/13	A3	2,597
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	4,543
1,500,000		Westar Energy, Inc	6.000	07/01/14	Baa2	1,481
3,000,000		Wisconsin Electric Power Co	5.630	05/15/33	A1	2,945
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				200,818

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.19%
7,675,000		Cisco Systems, Inc	4.950	02/15/19	A1	7,551
3,300,000		General Electric Co	5.250	12/06/17	Aa2	3,052
2,750,000		Koninklijke Philips Electronics NV	6.880	03/11/38	A3	2,668
4,150,000		L-3 Communications Corp	7.630	06/15/12	Ba3	4,166
		TOTAL ELECTRONIC AND OTHER ELECTRIC
		EQUIPMENT				17,437

ENGINEERING AND MANAGEMENT SERVICES - 0.04%
3,500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	3,340
		TOTAL ENGINEERING AND MANAGEMENT SERVICES				3,340

FOOD AND KINDRED PRODUCTS - 0.74%
5,665,000		Bottling Group LLC	4.630	11/15/12	Aa2	5,851
6,825,000		Bottling Group LLC	6.950	03/15/14	Aa2	7,760
1,750,000		Bunge Ltd Finance Corp	5.880	05/15/13	Baa2	1,560
2,750,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	2,197
2,500,000		Campbell Soup Co	4.500	02/15/19	A2	2,492
4,000,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	A3	4,032
3,125,000		Diageo Capital plc	5.130	01/30/12	A3	3,198
2,190,000		Diageo Finance BV	3.880	04/01/11	A3	2,183
2,500,000	g	Foster's Finance Corp	4.880	10/01/14	Baa2	2,233
3,850,000		General Mills, Inc	5.250	08/15/13	Baa1	3,977
6,000,000		General Mills, Inc	5.650	02/15/19	Baa1	6,108
3,400,000		Kraft Foods, Inc	6.500	08/11/17	Baa2	3,501
3,350,000		Kraft Foods, Inc	6.130	02/01/18	Baa2	3,358
4,000,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	3,711
890,000		Marfrig Overseas Ltd	9.630	11/16/16	B1	534
2,500,000	g	Marfrig Overseas Ltd	9.630	11/16/16	B1	1,500
4,000,000		PepsiCo, Inc	5.000	06/01/18	Aa2	4,138
3,175,000		PepsiCo, Inc	7.900	11/01/18	Aa2	3,901
5,000,000		Reynolds American, Inc	6.500	07/15/10	Baa3	5,011
		TOTAL FOOD AND KINDRED PRODUCTS				67,245

FOOD STORES - 0.23%
3,800,000		Delhaize Group	5.880	02/01/14	Baa3	3,799
3,800,000		Delhaize Group	6.500	06/15/17	Baa3	3,673
3,500,000		Kroger Co	7.250	06/01/09	Baa2	3,519
2,500,000		Kroger Co	6.800	04/01/11	Baa2	2,641

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 775,000	Kroger Co	6.800%	12/15/18	Baa2	$809
1,100,000	Safeway, Inc	4.950	08/16/10	Baa2	1,121
2,300,000	Safeway, Inc	6.250	03/15/14	Baa2	2,413
1,000,000	Safeway, Inc	6.350	08/15/17	Baa2	1,025
1,750,000	Stater Brothers Holdings	8.130	06/15/12	B2	1,725
	TOTAL FOOD STORES				20,725

GENERAL MERCHANDISE STORES - 0.28%
11,500,000	Wal-Mart Stores, Inc	3.000	02/03/14	Aa2	11,459
4,500,000	Wal-Mart Stores, Inc	4.130	02/01/19	Aa2	4,353
3,750,000	Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	3,370
6,125,000	Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	6,191
	TOTAL GENERAL MERCHANDISE STORES				25,373

HOLDING AND OTHER INVESTMENT OFFICES - 0.13%
1,380,000	BHP Billiton Finance Ltd	5.400	03/29/17	A1	1,321
3,875,000	Boston Properties LP	6.250	01/15/13	Baa2	3,253
5,000,000	Brookfield Asset Management, Inc	7.130	06/15/12	Baa2	4,150
1,600,000	ERP Operating LP	5.750	06/15/17	Baa1	1,266
1,600,000	Highwoods Properties, Inc	5.850	03/15/17	Ba1	989
125,000	ProLogis	5.750	04/01/16	Baa2	69
1,025,000	ProLogis	5.630	11/15/16	Baa2	512
775,000	Regency Centers LP	5.250	08/01/15	Baa2	513
225,000	Regency Centers LP	5.880	06/15/17	Baa2	151
	TOTAL HOLDING AND OTHER INVESTMENT OFFICES				12,224

HOTELS AND OTHER LODGING PLACES - 0.01%
1,750,000	MGM Mirage	6.000	10/01/09	Caa2	945
	TOTAL HOTELS AND OTHER LODGING PLACES				945

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.75%
3,750,000	Black & Decker Corp	8.950	04/15/14	Baa3	3,705
23,850,000	Caterpillar Financial Services Corp	6.130	02/17/14	A2	23,161
5,500,000	Caterpillar, Inc	6.050	08/15/36	A2	4,719
7,525,000	Hewlett-Packard Co	4.250	02/24/12	A2	7,730
7,475,000	Hewlett-Packard Co	4.750	06/02/14	A2	7,557
3,000,000	Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	3,000
15,000,000	International Business Machines Corp	6.500	10/15/13	A1	16,593
1,500,000	Kennametal, Inc	7.200	06/15/12	Baa2	1,508
	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				67,973

INSTRUMENTS AND RELATED PRODUCTS - 0.15%
4,000,000	Emerson Electric Co	4.500	05/01/13	A2	4,085

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 5,000,000		Medtronic, Inc	4.750%	09/15/15	A1	$4,978
2,150,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	2,599
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	1,671
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				13,333

INSURANCE CARRIERS - 0.47%
3,825,000		ACE INA Holdings, Inc	5.880	06/15/14	A3	3,742
5,610,000		Aetna, Inc	6.500	09/15/18	A3	5,518
5,000,000	g	AIG SunAmerica Global Financing VI	6.300	05/10/11	A1	3,812
3,750,000		Chubb Corp	6.000	05/11/37	A2	3,389
4,000,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa3	4,114
3,000,000		Metlife, Inc	5.380	12/15/12	A2	2,833
5,620,000		Metlife, Inc	5.000	06/15/15	A2	4,624
2,500,000		Metlife, Inc	5.700	06/15/35	A2	1,727
3,000,000		Prudential Financial, Inc	5.800	06/15/12	Baa2	2,410
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	A3	1,613
5,000,000		WellPoint, Inc	6.380	01/15/12	Baa1	5,128
1,800,000		WellPoint, Inc	5.880	06/15/17	Baa1	1,692
2,250,000		WellPoint, Inc	5.850	01/15/36	Baa1	1,819
		TOTAL INSURANCE CARRIERS				42,421

METAL MINING - 0.12%
4,000,000		Barrick Gold Financeco LLC	6.130	09/15/13	Baa1	4,114
3,850,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	Baa1	3,452
4,000,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	Baa1	3,501
		TOTAL METAL MINING				11,067

MISCELLANEOUS RETAIL - 0.19%
2,500,000		CVS Caremark Corp	5.750	08/15/11	Baa2	2,622
6,000,000		CVS Caremark Corp	5.750	06/01/17	Baa2	5,851
2,550,000		Staples, Inc	7.750	04/01/11	Baa2	2,607
1,325,000		Staples, Inc	9.750	01/15/14	Baa2	1,387
4,475,000		Walgreen Co	5.250	01/15/19	A2	4,488
		TOTAL MISCELLANEOUS RETAIL				16,955

MOTION PICTURES - 0.24%
2,500,000		Historic TW, Inc	6.630	05/15/29	Baa2	2,111
3,000,000		Time Warner, Inc	6.750	04/15/11	Baa2	3,045
16,250,000		Time Warner, Inc	6.880	05/01/12	Baa2	16,539
		TOTAL MOTION PICTURES				21,695

NONDEPOSITORY INSTITUTIONS - 3.78%
7,500,000		American General Finance Corp	6.900	12/15/17	Baa2	2,629
3,500,000	g	American Honda Finance Corp	5.130	12/15/10	A1	3,447
4,650,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	4,929
5,397,045		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	5,613
6,500,000		Capital One Financial Corp	5.700	09/15/11	A3	5,853
4,500,000		CIT Group, Inc	5.850	09/15/16	Baa2	2,545
34,000,000	p	Citigroup Funding, Inc	2.000	03/30/12	Aaa	34,109
3,700,000		Countrywide Financial Corp	6.250	05/15/16	A3	3,078
4,500,000	g	Drummond Co, Inc	7.380	02/15/16	B2	2,925

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 25,000,000	p	General Electric Capital Corp	3.000%	12/09/11	Aaa	$25,741
2,100,000		General Electric Capital Corp	5.880	02/15/12	Aa2	2,085
61,500,000	p	General Electric Capital Corp	2.250	03/12/12	Aaa	61,927
37,400,000	p	General Electric Capital Corp	2.200	06/08/12	Aaa	37,641
4,725,000		General Electric Capital Corp	5.450	01/15/13	Aa2	4,550
21,200,000		General Electric Capital Corp	5.500	06/04/14	Aa2	20,090
10,075,000		General Electric Capital Corp	5.630	09/15/17	Aa2	8,830
5,375,000		General Electric Capital Corp	6.880	01/10/39	Aa2	4,384
3,700,000	g	HKCG Finance Ltd	6.250	08/07/18	A1	3,929
10,000,000		HSBC Finance Corp	5.250	01/14/11	A3	8,572
5,750,000		HSBC Finance Corp	6.380	11/27/12	A3	4,643
4,000,000		HSBC Finance Corp	4.750	07/15/13	A3	2,949
5,000,000		HSBC Finance Corp	5.500	01/19/16	A3	3,750
5,575,000		International Lease Finance Corp	5.750	06/15/11	Baa2	3,622
2,475,000		International Lease Finance Corp	5.630	09/20/13	Baa2	1,385
3,825,000		International Lease Finance Corp	6.630	11/15/13	Baa2	2,119
3,500,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	3,517
15,350,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	16,078
4,150,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	4,413
5,000,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	Aaa	5,397
4,000,000	g	Mantis Reef Ltd	4.800	11/03/09	A3	4,000
4,000,000		MBNA Corp	6.130	03/01/13	A2	3,462
5,990,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	A1	6,039
3,800,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	A1	4,399
15,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	14,484
5,500,000	g	Principal Life Global Funding I	5.130	10/15/13	Aa3	5,014
7,680,000		Svensk Exportkredit AB	5.130	03/01/17	Aa1	7,978
4,571,875		Totem Ocean Trailer Express, Inc	4.510	12/18/19	NR	4,742
1,750,000	g	WEA Finance LLC	7.130	04/15/18	A2	1,367
		TOTAL NONDEPOSITORY INSTITUTIONS				342,235

NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
1,875,000		Vulcan Materials Co	6.300	06/15/13	Baa2	1,832
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				1,832

OIL AND GAS EXTRACTION - 1.55%
2,000,000		Anadarko Finance Co	6.750	05/01/11	Baa3	2,018
7,450,000		Anadarko Petroleum Corp	7.630	03/15/14	Baa3	7,402
3,850,000		Anadarko Petroleum Corp	8.700	03/15/19	Baa3	3,852
4,500,000	g	Atlas Energy Resources LLC	10.750	02/01/18	B3	3,285
5,900,000		Baker Hughes, Inc	6.500	11/15/13	A2	6,469
3,000,000		Baker Hughes, Inc	6.880	01/15/29	A2	3,083
3,500,000		BJ Services Co	5.750	06/01/11	Baa1	3,525
2,000,000		Burlington Resources Finance Co	6.400	08/15/11	A2	2,134
7,750,000		Burlington Resources Finance Co	7.200	08/15/31	A2	7,715
3,800,000		Canadian Natural Resources Ltd	5.150	02/01/13	Baa2	3,606
6,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	5,298
6,300,000		Devon Energy Corp	6.300	01/15/19	Baa1	6,147
1,525,000		EnCana Corp	6.630	08/15/37	Baa2	1,327
2,800,000		Enterprise Products Operating LLC	6.300	09/15/17	Baa3	2,581
1,600,000		Enterprise Products Operating LLC	6.500	01/31/19	Baa3	1,470
7,200,000		Enterprise Products Operating LP	4.630	10/15/09	Baa3	7,158

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 4,000,000		Enterprise Products Operating LP	5.600%	10/15/14	Baa3	$3,699
4,000,000		Equitable Resources, Inc	5.150	11/15/12	Baa1	3,745
9,175,000		Halliburton Co	6.150	09/15/19	A2	9,323
3,250,000		Husky Energy, Inc	6.250	06/15/12	Baa2	3,142
2,975,000		Husky Energy, Inc	6.800	09/15/37	Baa2	2,273
3,000,000		Kerr-McGee Corp	6.950	07/01/24	Baa3	2,299
2,705,000		Nexen, Inc	6.400	05/15/37	Baa3	1,919
4,600,000		Pemex Project Funding Master Trust	5.750	03/01/18	Baa1	3,841
1,890,000		Pemex Project Funding Master Trust	6.630	06/15/38	Baa1	1,323
6,300,000		Petrobras International Finance Co	7.880	03/15/19	Baa1	6,528
3,000,000	g	Petroleos Mexicanos	8.000	05/03/19	Baa1	2,925
3,889,044	g	Qatar Petroleum	5.580	05/30/11	Aa2	3,874
555,578		Qatar Petroleum	5.580	05/30/11	Aa2	553
700,000		Range Resources Corp	7.250	05/01/18	Ba3	627
7,629,727	g	Tengizchevroil Finance Co SARL	6.120	11/15/14	Baa3	6,027
6,650,000		Weatherford International, Inc	5.950	06/15/12	Baa1	6,363
5,000,000		XTO Energy, Inc	6.250	04/15/13	Baa2	5,165
4,400,000		XTO Energy, Inc	4.630	06/15/13	Baa2	4,260
3,475,000		XTO Energy, Inc	5.750	12/15/13	Baa2	3,513
2,500,000		XTO Energy, Inc	6.380	06/15/38	Baa2	2,227
		TOTAL OIL AND GAS EXTRACTION				140,696

PAPER AND ALLIED PRODUCTS - 0.06%
2,310,000		Cenveo Corp	7.880	12/01/13	B3	1,201
2,675,000		International Paper Co	7.400	06/15/14	Baa3	2,207
2,500,000		Kimberly-Clark Corp	6.630	08/01/37	A2	2,722
		TOTAL PAPER AND ALLIED PRODUCTS				6,130

PETROLEUM AND COAL PRODUCTS - 0.82%
7,450,000		BP Capital Markets plc	3.130	03/10/12	Aa1	7,481
26,900,000		BP Capital Markets plc	4.750	03/10/19	Aa1	26,465
7,475,000		Chevron Corp	3.450	03/03/12	Aa1	7,673
750,000		Chevron Corp	3.950	03/03/14	Aa1	770
3,350,000		ConocoPhillips	4.750	02/01/14	A1	3,485
7,600,000		ConocoPhillips	6.500	02/01/39	A1	7,414
2,225,000		Hess Corp	7.000	02/15/14	Baa2	2,286
3,600,000		Hess Corp	8.130	02/15/19	Baa2	3,711
3,500,000		Marathon Oil Corp	6.500	02/15/14	Baa1	3,553
2,850,000		Marathon Oil Corp	7.500	02/15/19	Baa1	2,871
4,500,000		Marathon Oil Corp	6.600	10/01/37	Baa1	3,580
3,875,000		Valero Energy Corp	9.380	03/15/19	Baa2	4,000
2,500,000		Valero Energy Corp	6.630	06/15/37	Baa2	1,767
		TOTAL PETROLEUM AND COAL PRODUCTS				75,056

PIPELINES, EXCEPT NATURAL GAS - 0.17%
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.880	06/01/13	Baa3	1,750
3,000,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	2,959
4,025,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	Baa3	3,949
2,175,000		TransCanada Pipelines Ltd	4.000	06/15/13	A3	2,104
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	2,735
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	Baa1	1,568
		TOTAL PIPELINES, EXCEPT NATURAL GAS				15,065

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
PRIMARY METAL INDUSTRIES - 0.09%
$ 3,040,000		ArcelorMittal	5.380%	06/01/13	Baa2	$2,360
1,000,000		Corning, Inc	5.900	03/15/14	Baa1	936
4,440,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	3,685
1,550,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	927
		TOTAL PRIMARY METAL INDUSTRIES				7,908

PRINTING AND PUBLISHING - 0.21%
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	A3	2,521
1,274,000		News America, Inc	7.250	05/18/18	Baa1	1,187
4,250,000		News America, Inc	7.630	11/30/28	Baa1	3,657
3,975,000		Thomson Corp	5.950	07/15/13	Baa1	3,883
4,125,000		Thomson Corp	5.700	10/01/14	Baa1	4,091
3,050,000		Washington Post Co	7.250	02/01/19	A1	3,084
		TOTAL PRINTING AND PUBLISHING				18,423

RAILROAD TRANSPORTATION - 0.29%
3,750,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	3,955
2,400,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	2,203
3,500,000		Canadian National Railway Co	4.400	03/15/13	A3	3,527
2,500,000	g	Norfolk Southern Corp	5.750	01/15/16	Baa1	2,512
2,800,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	2,783
2,056,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,801
3,000,000		Union Pacific Corp	6.500	04/15/12	Baa2	3,124
6,375,000		Union Pacific Corp	5.130	02/15/14	Baa2	6,334
		TOTAL RAILROAD TRANSPORTATION				26,239

REAL ESTATE - 0.01%
1,750,000	g,i	USB Realty Corp	6.090	12/30/49	A2	665
		TOTAL REAL ESTATE				665

SECURITY AND COMMODITY BROKERS - 1.79%
4,000,000		Bear Stearns Cos, Inc	5.700	11/15/14	Aa3	3,802
3,750,000		Bear Stearns Cos, Inc	6.400	10/02/17	Aa3	3,650
8,650,000		Bear Stearns Cos, Inc	7.250	02/01/18	Aa3	8,933
3,000,000		Credit Suisse USA, Inc	4.880	01/15/15	Aa1	2,814
1,500,000		Eaton Vance Corp	6.500	10/02/17	A3	1,287
4,900,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	2,040
9,250,000		Goldman Sachs Group, Inc	5.300	02/14/12	A1	8,926
3,250,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	3,153
3,600,000		Goldman Sachs Group, Inc	5.450	11/01/12	A1	3,465
2,000,000		Goldman Sachs Group, Inc	4.750	07/15/13	A1	1,837
7,200,000		Goldman Sachs Group, Inc	5.250	10/15/13	A1	6,723
3,750,000		Goldman Sachs Group, Inc	5.150	01/15/14	A1	3,422
9,175,000		Goldman Sachs Group, Inc	5.950	01/18/18	A1	8,329
14,500,000		Goldman Sachs Group, Inc	7.500	02/15/19	A1	14,468
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	A2	727
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	2,097
3,150,000	b,n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	-	^
15,125,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	12,978
4,825,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	3,955
13,650,000		Merrill Lynch & Co, Inc	6.880	04/25/18	A2	10,676

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 30,000,000	p	Morgan Stanley	2.250%	03/13/12	Aaa	$30,233
9,350,000		Morgan Stanley	5.380	10/15/15	A2	8,447
5,000,000		Morgan Stanley	5.750	10/18/16	A2	4,552
4,125,000		Morgan Stanley	5.450	01/09/17	A2	3,609
8,650,000		Morgan Stanley	5.950	12/28/17	A2	7,858
3,850,000		Morgan Stanley	6.630	04/01/18	A2	3,671
1,560,000	g	Nuveen Investments, Inc	10.500	11/15/15	Caa1	437
		TOTAL SECURITY AND COMMODITY BROKERS				162,089

STONE, CLAY, AND GLASS PRODUCTS - 0.09%
3,385,000		3M Co	4.380	08/15/13	Aa1	3,565
4,150,000		3M Co	5.700	03/15/37	Aa1	4,220
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				7,785

TOBACCO PRODUCTS - 0.15%
3,700,000		Philip Morris International, Inc	4.880	05/16/13	A2	3,740
7,425,000		Philip Morris International, Inc	6.880	03/17/14	A2	8,036
1,600,000		Philip Morris International, Inc	6.380	05/16/38	A2	1,550
		TOTAL TOBACCO PRODUCTS				13,326

TRANSPORTATION BY AIR - 0.05%
4,510,000		FedEx Corp	5.500	08/15/09	Baa2	4,546
		TOTAL TRANSPORTATION BY AIR				4,546

TRANSPORTATION EQUIPMENT - 0.37%
4,745,000		Boeing Co	5.000	03/15/14	A2	4,864
3,750,000		Honeywell International, Inc	3.880	02/15/14	A2	3,782
4,000,000		Honeywell International, Inc	5.000	02/15/19	A2	3,994
2,425,000		Honeywell International, Inc	5.700	03/15/37	A2	2,352
2,500,000		Lockheed Martin Corp	4.120	03/14/13	Baa1	2,581
5,525,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	5,583
4,575,000		United Technologies Corp	6.130	02/01/19	A2	4,925
4,970,000		United Technologies Corp	5.400	05/01/35	A2	4,567
1,075,000		United Technologies Corp	6.050	06/01/36	A2	1,076
		TOTAL TRANSPORTATION EQUIPMENT				33,724

WHOLESALE TRADE-DURABLE GOODS - 0.04%
3,250,000	g	Ace Hardware Corp	9.130	06/01/16	Ba2	2,665
1,500,000		Martin Marietta Materials, Inc	6.600	04/15/18	Baa3	1,246
		TOTAL WHOLESALE TRADE-DURABLE GOODS				3,911

WHOLESALE TRADE-NONDURABLE GOODS - 0.08%
4,250,000		McKesson Corp	6.500	02/15/14	Baa3	4,396
3,000,000		Plains All American Pipeline LP	5.630	12/15/13	Baa3	2,726
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				7,122

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
		TOTAL CORPORATE BONDS				$2,317,150
		(Cost $2,411,606)

GOVERNMENT BONDS - 64.54%

AGENCY SECURITIES - 7.84%
$ 7,250,000		Federal Farm Credit Bank (FFCB)	5.380%	07/18/11	Aaa	$7,846
31,850,000		FFCB	2.630	04/21/11	Aaa	32,567
11,200,000		FFCB	4.130	04/15/09	Aaa	11,216
12,000,000		Federal Home Loan Bank (FHLB)	3.630	09/16/11	Aaa	12,551
10,000,000		FHLB	2.380	04/30/10	Aaa	10,146
15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.500	08/20/12	Aaa	16,719
5,000,000		FHLMC	4.130	12/21/12	Aaa	5,369
6,000,000		FHLMC	3.500	05/29/13	Aaa	6,304
22,500,000		FHLMC	5.250	07/18/11	Aaa	24,358
20,000,000		FHLMC	5.000	06/11/09	Aaa	20,172
19,000,000		FHLMC	4.880	02/09/10	Aaa	19,633
21,225,000		FHLMC	3.250	07/16/10	Aaa	21,809
33,000,000		FHLMC	2.130	03/23/12	Aaa	33,250
12,500,000		FHLMC	2.500	01/07/14	Aaa	12,509
21,000,000		FHLMC	3.750	03/27/19	Aaa	21,282
116,475,000		Federal National Mortgage Association (FNMA)	2.880	10/12/10	Aaa	119,701
8,000,000		FNMA	5.000	10/15/11	Aaa	8,655
10,000,000		FNMA	3.630	02/12/13	Aaa	10,587
1,350,000		FNMA	4.250	01/19/10	Aaa	1,384
7,200,000		FNMA	7.130	06/15/10	Aaa	7,725
8,250,000		FNMA	3.250	08/12/10	Aaa	8,486
25,000,000		FNMA	3.880	07/12/13	Aaa	26,678
25,000,000		FNMA	2.750	02/05/14	Aaa	25,367
40,000,000		FNMA	1.750	03/23/11	Aaa	40,257
20,000,000		FNMA	2.000	01/09/12	Aaa	20,202
101,500,000		FNMA	2.750	03/13/14	Aaa	102,712
2,392,032		Overseas Private Investment Corp	3.420	01/15/15	NR	2,520
13,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	14,019
25,000,000		Private Export Funding Corp	3.550	04/15/13	Aaa	26,004
7,000,000		Private Export Funding Corp	4.550	05/15/15	Aaa	7,547
17,000,000		Private Export Funding Corp	5.450	09/15/17	Aaa	19,018
10,000,000		Private Export Funding Corp	4.380	03/15/19	Aaa	10,067
3,000,000		US Department of Housing and Urban Development	5.380	08/01/18		3,390
		TOTAL AGENCY SECURITIES				710,050

FOREIGN GOVERNMENT BONDS - 1.95%
10,000,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	10,342
4,000,000		Chile Government International Bond	5.500	01/15/13	A1	4,280
3,500,000		China Development Bank	5.000	10/15/15	A1	3,618
3,550,000		China Government International Bond	4.750	10/29/13	A1	3,668
2,000,000		Development Bank of Japan	4.250	06/09/15	Aaa	2,034
1,300,000		El Salvador Government International Bond	7.750	01/24/23	Baa3	1,229
4,660,000		Eksportfinans A/S	5.000	02/14/12	Aa1	4,846
2,000,000		Export-Import Bank of Korea	8.130	01/21/14	A2	2,067
3,500,000		European Investment Bank	4.880	02/15/36	Aaa	3,451
4,000,000	g	Federal Republic of Germany	3.880	06/01/10	Aaa	4,088
16,395,000		Federative Republic of Brazil	6.000	01/17/17	Ba1	16,354
6,000,000		Federative Republic of Brazil	8.000	01/15/18	WR	6,546

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 5,000,000		International Finance Corp	5.130%	05/02/11	Aaa	$5,185
2,520,000		Israel Government International Bond	5.130	03/26/19	A1	2,538
4,400,000		Italy Government International Bond	5.380	06/12/17	NR	4,455
4,000,000		Italy Government International Bond	6.880	09/27/23	Aa2	4,561
495,000		Korea Development Bank	8.000	01/23/14	A2	509
1,000,000		Mexico Government International Bond	6.380	01/16/13	Baa1	1,055
1,150,000		Mexico Government International Bond	5.880	01/15/14	Baa1	1,189
2,900,000		Mexico Government International Bond	6.750	09/27/34	Baa1	2,731
3,400,000		Mexico Government International Bond	6.050	01/11/40	Baa1	2,907
5,400,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	6,043
2,860,000		Panama Government International Bond	7.250	03/15/15	Ba1	2,917
1,925,000		Peruvian Government International Bond	7.350	07/21/25	Ba1	1,935
3,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	3,082
7,400,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	7,881
17,120,000		Province of Ontario	3.130	09/08/10	Aa1	17,316
20,000,000		Province of Ontario Canada	2.630	01/20/12	Aa1	20,106
2,250,000		Province of Quebec Canada	5.130	11/14/16	Aa2	2,326
8,835,000		Province of Quebec Canada	4.630	05/14/18	Aa2	8,782
6,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	7,734
2,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	2,389
2,890,000		Republic of Ghana	8.500	10/04/17	NR	1,734
1,350,000	g	Republic of Ghana	8.500	10/04/17	NR	824
2,355,000		Republic of Peru	7.130	03/30/19	Ba1	2,387
2,224,600		Russia Government International Bond	7.500	03/31/30	Baa1	2,098
1,030,000		United Mexican States	5.880	02/17/14	Baa1	1,063
		TOTAL FOREIGN GOVERNMENT BONDS				176,270

MORTGAGE BACKED - 37.63%
21,962,611	i	Federal Home Loan Mortgage Corp (FHLMC)	5.730	03/01/37		22,576
16,321,949	i	FHLMC	5.870	04/01/37		16,924
9,160,719	i	FHLMC	6.090	09/01/36		9,412
18,760,778	i	FHLMC	5.740	02/01/37		19,455
14,505,941	i	FHLMC	5.850	08/01/37		15,102
14,338,599	i	FHLMC	5.840	09/01/37		14,917
1,786,136	i	FHLMC	6.030	05/01/37		1,859
27,535,390	i	FHLMC	5.700	06/01/37		28,504
7,672,387		FHLMC	4.500	09/15/35		7,938
8,809,923	i	FHLMC	3.740	02/01/36		8,751
25,836,961		FHLMC	6.000	09/15/16		26,994
2,664,648		FHLMC	5.750	12/15/18		2,726
11,057,088	i	FHLMC	5.910	09/01/36		11,434
7,828,178	i	FHLMC	5.950	09/01/36		8,112
11,471,653	i	FHLMC	5.790	07/01/36		11,843
7,794,535	i	FHLMC	4.930	09/01/36		7,792
6,377,153		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	06/01/35		6,632
26,200,063		FGLMC	5.500	06/01/35		27,245
2,195,544		FGLMC	5.500	06/01/35		2,283
3,788,351		FGLMC	5.500	06/01/35		3,939
3,082,837		FGLMC	5.000	10/01/35		3,188
14,859,684		FGLMC	5.000	11/01/35		15,364
4,910,459		FGLMC	6.000	06/01/35		5,142
19,053,758		FGLMC	4.500	08/01/35		19,477
2,186,002		FGLMC	6.000	05/01/35		2,289
4,003,644		FGLMC	6.000	05/01/35		4,192

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$ 10,907,833	FGLMC	4.500%	04/01/35	$11,159
4,514,448	FGLMC	6.000	05/01/35	4,735
4,979,822	FGLMC	6.000	05/01/35	5,214
12,416,834	FGLMC	7.000	05/01/35	13,442
4,293,901	FGLMC	6.000	05/01/35	4,496
8,739,700	FGLMC	6.000	05/01/35	9,151
809,964	FGLMC	6.500	11/01/35	856
14,868,845	FGLMC	6.500	09/01/37	15,693
19,180,237	FGLMC	5.000	12/01/37	19,803
13,036,212	FGLMC	6.000	08/01/37	13,644
6,900,321	FGLMC	6.000	09/01/37	7,222
12,841,933	FGLMC	6.500	05/01/38	13,554
13,814,553	FGLMC	5.500	07/01/38	14,350
13,443,109	FGLMC	5.000	04/01/38	13,880
25,778,029	FGLMC	5.000	04/01/38	26,616
3,018,757	FGLMC	5.500	04/01/36	3,136
3,084,619	FGLMC	6.500	05/01/36	3,256
3,386,953	FGLMC	6.000	01/01/36	3,545
4,353,018	FGLMC	7.000	01/01/36	4,641
30,268,246	FGLMC	5.500	04/01/37	31,441
46,170,643	FGLMC	5.500	05/01/37	47,959
16,595,654	FGLMC	6.500	10/01/36	17,517
53,225,399	FGLMC	5.500	01/01/37	55,290
2,690,418	FGLMC	5.500	12/01/34	2,800
3,229,773	FGLMC	4.500	08/01/20	3,341
513,352	FGLMC	7.000	10/01/20	556
1,320,299	FGLMC	4.000	06/01/19	1,348
4,274,260	FGLMC	4.500	07/01/20	4,411
65,306	FGLMC	7.000	05/01/23	70
998,920	FGLMC	6.000	10/01/23	1,052
49,213,515	FGLMC	4.500	06/01/21	50,786
15,620,078	FGLMC	4.500	06/01/21	16,119
309,594	FGLMC	7.000	07/01/13	324
1,525,403	FGLMC	6.500	12/01/16	1,597
40,419	FGLMC	7.000	09/01/10	41
92,547	FGLMC	6.000	04/01/11	97
2,797,317	FGLMC	4.500	11/01/18	2,897
2,835,350	FGLMC	5.500	01/01/19	2,970
12,987,638	FGLMC	5.000	09/01/18	13,569
4,758,548	FGLMC	4.500	10/01/18	4,928
882,901	FGLMC	6.000	11/01/23	929
4,022,081	FGLMC	5.500	11/01/33	4,223
24,145,808	FGLMC	5.500	12/01/33	25,169
476,297	FGLMC	8.000	02/01/32	520
8,617,233	FGLMC	4.500	07/01/33	8,823
66,493,446	FGLMC	5.000	01/01/34	68,855
22,961,719	FGLMC	4.500	10/01/34	23,511
5,402,029	FGLMC	5.500	12/01/33	5,629
45,131,742	FGLMC	7.000	12/01/33	48,857
263,324	FGLMC	7.000	12/01/31	284
89,260	FGLMC	7.000	12/01/31	96
204,357	FGLMC	8.000	01/01/31	223

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$ 74,703		FGLMC	7.000%	11/01/31	$81
277,852		FGLMC	7.000	12/01/31	299
22,028		FGLMC	7.000	01/01/32	24
73,860		FGLMC	7.000	12/01/31	80
97,104		FGLMC	7.000	12/01/31	105
13,034,819		FGLMC	5.000	05/01/34	13,486
37,000,000		FGLMC	6.000	11/01/38	38,723
16,135,058		FGLMC	5.500	01/01/39	16,760
9,000,000		FGLMC	6.000	05/15/39	9,383
13,303,969		Federal National Mortgage Association (FNMA)	5.000	08/01/35	13,758
2,809,290		FNMA	6.000	07/01/35	2,941
11,987,423		FNMA	5.500	09/01/35	12,468
29,637,971		FNMA	5.500	09/01/35	30,891
1,796,159		FNMA	5.500	07/01/35	1,868
1,693,911		FNMA	5.500	06/01/35	1,762
4,412,237		FNMA	5.500	06/01/35	4,589
497,828		FNMA	7.500	06/01/35	535
1,122,587		FNMA	5.500	06/01/35	1,168
13,447,923	i	FNMA	5.810	06/01/36	13,876
10,740,726		FNMA	5.500	04/01/36	11,171
8,183,188	i	FNMA	5.950	07/01/36	8,474
1,661,724		FNMA	6.000	06/01/36	1,739
7,714,032		FNMA	5.000	04/01/36	7,970
13,057,948		FNMA	5.500	10/01/35	13,581
13,838,075		FNMA	5.000	10/01/35	14,311
11,477,898	i	FNMA	5.740	02/01/36	11,856
8,510,383		FNMA	5.500	11/01/35	8,851
2,313,740		FNMA	5.500	06/01/35	2,406
2,573,325		FNMA	5.500	10/01/34	2,679
3,247,880		FNMA	5.500	10/01/34	3,381
3,485,805		FNMA	6.000	12/01/34	3,655
18,168,428		FNMA	5.500	12/01/34	18,914
3,332,552		FNMA	5.500	09/01/34	3,469
10,481,233		FNMA	6.000	08/01/34	11,004
64,286,841		FNMA	5.000	08/01/34	66,499
4,610,434		FNMA	5.500	09/01/34	4,800
4,924,962		FNMA	5.500	09/01/34	5,127
18,505,044		FNMA	5.500	05/01/35	19,247
16,238,576		FNMA	4.500	05/01/35	16,645
2,851,415		FNMA	5.500	06/01/35	2,966
6,324,635		FNMA	6.000	05/01/35	6,620
7,033,353		FNMA	6.000	04/01/35	7,375
73,131,715		FNMA	5.500	02/01/35	76,223
6,606,645		FNMA	5.500	01/01/35	6,878
4,330,740		FNMA	5.500	04/01/35	4,504
27,082,017		FNMA	5.500	04/01/35	28,193
29,724,053	i	FNMA	5.980	07/01/36	30,746
8,222,765		FNMA	5.500	01/01/38	8,543
12,308,466		FNMA	7.000	11/01/37	13,108
75,777,455		FNMA	5.500	02/01/38	78,727
1,370,272		FNMA	6.500	01/01/38	1,445
5,536,284		FNMA	6.000	10/01/37	5,789
9,028,422		FNMA	6.500	09/01/37	9,522
11,430,781		FNMA	6.500	09/01/37	12,055
22,725,025	i	FNMA	5.900	10/01/37	23,840
16,995,895		FNMA	6.500	09/01/37	17,924

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$ 26,105,405		FNMA	5.000%	04/01/38	$26,967
13,622,257		FNMA	5.000	04/01/38	14,072
10,405,537		FNMA	5.000	05/01/38	10,749
23,825,043		FNMA	5.000	04/01/38	24,611
14,102,751		FNMA	5.000	04/01/38	14,568
12,924,047		FNMA	6.500	03/01/38	13,630
758,849		FNMA	6.500	02/01/38	800
5,970,033		FNMA	6.500	03/01/38	6,296
1,982,695		FNMA	6.500	03/01/38	2,091
18,492,750		FNMA	6.500	09/01/37	19,503
8,299,656	i	FNMA	6.030	02/01/37	8,620
47,961,828		FNMA	5.500	02/01/37	49,839
11,948,246		FNMA	6.500	03/01/37	12,602
32,615,003		FNMA	5.500	03/01/37	33,885
11,112,712		FNMA	5.000	02/01/37	11,479
12,120,695		FNMA	6.000	10/01/36	12,682
7,069,687		FNMA	6.500	09/01/36	7,456
10,221,111	i	FNMA	5.780	12/01/36	10,589
53,485,456	i	FNMA	5.820	11/01/36	55,409
7,298,595		FNMA	6.000	09/01/37	7,632
6,563,155		FNMA	6.000	09/01/37	6,863
5,441,548		FNMA	6.000	09/01/37	5,690
4,320,185		FNMA	6.000	09/01/37	4,517
4,615,509		FNMA	6.500	08/01/37	4,868
7,937,860		FNMA	7.000	04/01/37	8,454
815,888		FNMA	6.500	03/01/37	860
15,543,185		FNMA	6.500	08/01/37	16,392
11,546,810		FNMA	6.000	08/01/37	12,074
16,905,823		FNMA	5.000	04/01/34	17,486
285,281		FNMA	5.500	05/01/18	299
1,001,841		FNMA	6.500	04/01/18	1,051
723,232		FNMA	6.000	01/01/19	765
15,443,020		FNMA	4.500	12/01/18	16,014
918,655		FNMA	5.500	04/01/18	962
1,695,920		FNMA	6.500	02/01/18	1,778
7,594,426		FNMA	5.000	12/01/17	7,944
10,627,628		FNMA	5.500	04/01/18	11,145
5,309,529		FNMA	5.500	03/01/18	5,568
167,983		FNMA	8.000	03/01/23	182
12,912,568		FNMA	4.500	03/01/23	13,310
25,619,049		FNMA	5.000	07/01/23	26,600
23,115,909		FNMA	4.500	06/01/23	23,828
11,233,702		FNMA	5.000	03/01/21	11,740
9,983,918		FNMA	5.000	04/01/19	10,409
115,908		FNMA	6.000	02/01/19	123
3,414,955		FNMA	5.500	07/01/20	3,577
7,670,027		FNMA	5.000	03/01/20	8,016
513,593		FNMA	6.500	11/01/16	539
2,742,554		FNMA	4.440	07/01/13	2,837
274,139		FNMA	5.000	06/01/13	281
1,412,579		FNMA	4.780	02/01/14	1,474
3,665,487		FNMA	4.760	10/01/13	3,823

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$ 5,731		FNMA	8.000%	07/01/11	$6
1,311		FNMA	8.000	06/01/11	1
10,216		FNMA	7.500	11/01/10	11
3,630		FNMA	8.000	06/01/11	4
2,006		FNMA	8.000	06/01/11	2
109,261		FNMA	6.500	03/01/16	116
33,532		FNMA	6.500	02/01/16	36
828,550		FNMA	6.500	10/01/16	870
36,248		FNMA	6.500	04/01/16	39
938,944		FNMA	7.500	04/01/15	984
1,624,960		FNMA	4.560	01/01/15	1,682
5,444,592		FNMA	4.440	04/01/14	5,619
1,036,912		FNMA	7.500	04/01/15	1,093
486,572		FNMA	7.500	02/01/15	513
18,246,048		FNMA	5.000	07/01/23	18,945
1,307,580		FNMA	5.500	12/01/33	1,363
7,758,996		FNMA	5.500	12/01/33	8,159
2,747,945		FNMA	5.500	12/01/33	2,864
1,506,015		FNMA	5.500	12/01/33	1,570
7,942,751		FNMA	5.000	11/01/33	8,223
48,323,033		FNMA	5.000	11/01/33	50,026
1,793,745		FNMA	5.000	10/01/33	1,857
8,150,528		FNMA	5.000	11/01/33	8,438
827,965		FNMA	5.000	11/01/33	857
17,278,728		FNMA	5.000	03/01/34	17,888
2,265,240		FNMA	5.000	03/01/34	2,345
7,003,439		FNMA	5.500	03/01/34	7,291
2,086,819		FNMA	5.000	03/01/34	2,160
6,420,305		FNMA	5.000	03/01/34	6,647
6,811,324		FNMA	5.500	01/01/34	7,099
3,286,454		FNMA	5.500	01/01/34	3,425
2,603,445		FNMA	5.000	03/01/34	2,695
10,112,877		FNMA	5.500	02/01/34	10,540
2,702,277		FNMA	5.000	10/01/33	2,797
94,181		FNMA	9.000	11/01/25	104
16,190,972		FNMA	5.000	10/01/25	16,786
700,326		FNMA	7.000	07/01/32	754
257,324		FNMA	7.000	07/01/32	277
4,714,091		FNMA	5.500	08/01/24	4,921
1,621,003		FNMA	5.500	02/01/24	1,693
5,758,595		FNMA	5.000	12/01/23	5,976
441,959		FNMA	8.000	07/01/24	481
3,303,162		FNMA	5.500	07/01/24	3,448
5,692,615		FNMA	5.000	08/01/33	5,893
5,787,855		FNMA	4.500	08/01/33	5,933
5,763,865		FNMA	5.000	10/01/33	5,967
9,452,834		FNMA	4.500	10/01/33	9,690
1,597,607		FNMA	5.500	06/01/33	1,665
25,241,911		FNMA	6.000	01/01/33	26,204
13,285,549		FNMA	5.500	01/01/33	13,851
9,199,547		FNMA	4.500	03/25/33	9,540
1,922,478		FNMA	5.000	02/01/33	1,990
11,000,000	m	FNMA	4.000	05/25/39	11,033
45,000,000		FNMA	4.500	05/25/24	46,195
15,540,444		FNMA	5.000	02/01/36	16,071
2,000,000		FNMA	6.500	04/25/38	2,106
12,167,346	i	FNMA	5.250	09/01/38	12,518
11,454,007	i	FNMA	4.910	10/01/38	11,803

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$ 16,220,574	FNMA	4.500%	01/01/39	$16,596
15,832,897	FNMA	5.500	01/01/39	16,449
15,683,754	FNMA	6.000	01/01/39	16,399
15,223,724	FNMA	6.000	01/01/39	15,918
15,587,973	FNMA	4.500	02/01/39	15,948
15,113,895	FNMA	5.500	02/01/39	15,702
33,000,000	FNMA	4.500	05/25/39	33,619
114,000,000	FNMA	5.000	05/25/39	117,313
149,000,000	FNMA	6.000	05/25/39	155,239
56,000,000	FNMA	6.500	05/25/39	58,765
5,768,407	Government National Mortgage Association (GNMA)	5.500	12/20/35	6,010
5,068,399	GNMA	6.000	10/20/36	5,300
5,162,158	GNMA	6.000	01/20/37	5,394
90,629	GNMA	8.500	12/20/30	99
2,324,525	GNMA	5.500	11/20/33	2,424
9,084,917	GNMA	5.500	03/20/35	9,465
8,727,525	GNMA	6.000	08/15/38	9,131
7,666,856	GNMA	6.000	08/20/38	8,011
10,375,733	GNMA	6.230	09/15/43	10,593
13,286,003	GNMA	6.000	12/15/37	13,912
21,761,938	GNMA	5.500	07/15/38	22,679
18,023,690	GNMA	5.500	07/20/38	18,755
93,067	GNMA	8.500	11/20/30	101
8,134	GNMA	8.500	01/15/10	8
26,503	GNMA	9.000	06/15/16	29
5,481	GNMA	9.000	09/15/16	6
4,844	GNMA	8.500	12/15/09	5
4,197	GNMA	8.500	12/15/09	4
292	GNMA	9.000	12/15/09	-	^
10,845	GNMA	9.000	12/15/16	12
126,690	GNMA	9.500	12/15/16	138
54,877	GNMA	8.000	06/15/24	59
14,033	GNMA	9.000	09/15/16	15
19,427	GNMA	9.000	11/15/16	21
7,853	GNMA	9.000	12/15/16	8
60,000,000	GNMA	5.000	05/15/39	61,988
4,740,250	GNMA	5.500	07/15/33	4,955
14,190,347	GNMA	6.000	02/20/37	14,827
15,390,868	GNMA	5.000	04/15/38	15,990
11,035,723	GNMA	6.500	11/20/38	11,578
28,000,000	GNMA	5.500	05/15/39	29,059
48,000,000	GNMA	6.000	05/15/39	50,010

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 8,056,369		GNMA	6.500%	01/15/44		$8,746
		TOTAL MORTGAGE BACKED				3,407,042

MUNICIPAL BONDS - 0.02%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	Aaa	2,073
		TOTAL MUNICIPAL BONDS				2,073

U.S. TREASURY SECURITIES - 17.10%
306,072,000		United States Treasury Bond	8.000	11/15/21		452,891
72,900,000		United States Treasury Bond	5.250	02/15/29		89,769
3,861,000		United States Treasury Bond	5.380	02/15/31		4,868
677,000		United States Treasury Bond	4.500	02/15/36		780
7,038,000		United States Treasury Bond	5.000	05/15/37		8,756
6,689,000		United States Treasury Bond	4.380	02/15/38		7,598
25,000,000		United States Treasury Note	0.880	12/31/10		25,046
67,774,000		United States Treasury Note	0.880	02/28/11		67,903
39,520,000		United States Treasury Note	1.380	03/15/12		39,795
25,195,000		United States Treasury Note	3.130	08/31/13		26,976
131,829,000		United States Treasury Note	3.130	09/30/13		141,181
249,348,000		United States Treasury Note	2.750	10/31/13		262,984
39,333,000		United States Treasury Note	2.000	11/30/13		40,144
76,439,000		United States Treasury Note	1.500	12/31/13		76,248
16,800,000		United States Treasury Note	1.880	02/28/14		16,984
37,295,000		United States Treasury Note	1.750	03/31/14		37,423
16,340,000		United States Treasury Note	2.630	02/29/16		16,757
19,800,000		United States Treasury Note	2.380	03/31/16		19,928
54,964,000		United States Treasury Note	4.750	08/15/17		64,291
48,666,000		United States Treasury Note	4.000	08/15/18		54,080
30,500,000		United States Treasury Note	3.750	11/15/18		33,247
7,171,000		United States Treasury Note	2.750	02/15/19		7,210
10,000,000		United States Treasury Note	6.380	08/15/27		13,778
14,400,000		United States Treasury Note	4.500	05/15/38		16,812
10,000,000		United States Treasury Note	3.500	02/15/39		9,881
1,000,000	c	United States Treasury Note	2.380	08/31/10		1,024
25,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		12,528
		TOTAL U.S. TREASURY SECURITIES				1,548,882

		TOTAL GOVERNMENT BONDS				5,844,317
		(Cost $5,602,889)

STRUCTURED ASSETS - 7.34%

ASSET BACKED - 3.29%
1,894,226		AmeriCredit Automobile Receivables Trust	5.560	09/06/11	Aa3	1,889
		Series - 2006 AF (Class A3)
10,926,772		AmeriCredit Automobile Receivables Trust	5.160	04/06/12	Aa3	10,741
		Series - 2007 BF (Class A3A)
372,700	g,i	AQ Finance NIM Trust	0.720	04/25/09	Aa3	368
		Series - 2004 RN2 (Class NOTE)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 298,668	g,i,m	AQ Finance NIM Trust	0.700%	05/25/09	Aa3	$293
		Series - 2004 RN3 (Class NOTE)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	Ca	–	^
		Series - 2006 WMC1 (Class N1)
1,327,429		Centex Home Equity	5.560	09/25/34	Aa3	554
		Series - 2004 D (Class MF2)
2,560,857	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Aa2	1,192
		Series - 2004 2 (Class 1M1)
1,280,428	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	A2	473
		Series - 2004 2 (Class 1M2)
1,006,051	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	342
		Series - 2004 2 (Class 1B)
4,416,485		CIT Group Home Equity Loan Trust	6.200	02/25/30	Aaa	3,091
		Series - 2002 1 (Class AF6)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	A3	110
		Series - 2002 2 (Class MF2)
34,769		CIT Group Home Equity Loan Trust	6.830	06/25/33	Ba1	1
		Series - 2002 2 (Class BF)
28,400,000		Citicorp Mortgage Securities, Inc	5.710	07/25/36	Aaa	23,980
		Series - 2006 1 (Class A3)
15,812,000		Citicorp Mortgage Securities, Inc	5.560	09/25/36	Aaa	13,701
		Series - 2006 2 (Class A3)
10,000,000	i	CNH Equipment Trust	1.510	12/15/11	Aaa	9,979
		Series - 2007 C (Class A3B)
9,000,000	m	CNH Equipment Trust	5.280	11/15/12	Aaa	8,999
		Series - 2009 A (Class A3)
6,267,512	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	Aaa	5,404
		Series - 2007 MX1 (Class A1)
25,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	6,311
		Series - 2007 1A (Class AF3)
6,537,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa2	5,708
		Series - 2006 HLTV (Class A3)
2,600,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	1,282
		Series - 2006 HLTV (Class A4)
600,901	i	GSAA Trust	5.690	04/25/34	Aaa	598
		Series - 2004 3 (Class AF3)
4,000,000		HFC Home Equity Loan Asset Backed Certificates	5.730	03/20/36	Aaa	2,574
		Series - 2007 1 (Class A3F)
4,743,843		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	Aaa	4,425
		Series - 2007 1 (Class A1F)
8,466,355		Household Automotive Trust	5.610	08/17/11	Aaa	8,491
		Series - 2006 2 (Class A3)
41,000,000		Household Automotive Trust	5.340	09/17/13	Aaa	39,710
		Series - 2006 3 (Class A4)
11,250,000		Household Credit Card Master Note Trust I	5.100	06/15/12	Aaa	11,215
		Series - 2006 1 (Class A)
27,000,000		Hyundai Auto Receivables Trust	5.150	05/15/13	Aaa	27,844
		Series - 2006 B (Class A4)
7,224,647	g	JPMorgan Auto Receivables Trust	5.190	02/15/11	Aaa	7,251
		Series - 2007 A (Class A3)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 3,723,317	g	Marriott Vacation Club Owner Trust	5.520%	05/20/29	Aaa	$2,969
		Series - 2007 1A (Class A)
38,401	g,m	New York City Tax Lien	5.930	11/10/19	Aaa	38
		Series - 2006 AA (Class A)
7,453,758		Nissan Auto Lease Trust	5.110	03/15/10	Aaa	7,453
		Series - 2006 A (Class A3)
14,500,000		Nissan Auto Lease Trust	5.100	07/16/12	Aaa	14,425
		Series - 2006 A (Class A4)
6,500,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Baa3	4,160
		Series - 2006 3 (Class AF3)
12,000,000	i	Residential Asset Mortgage Products, Inc	1.140	11/25/34	Aa1	6,888
		Series - 2004 RS11 (Class M1)
815,726	i	Residential Asset Securities Corp	6.490	10/25/30	Aaa	584
		Series - 2001 KS2 (Class AI6)
7,000,000		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	Aa1	5,617
		Series - 2006 HI5 (Class A2)
13,500,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	Aa3	7,835
		Series - 2006 HI5 (Class A3)
5,000,000		Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	B1	2,447
		Series - 2005 HI1 (Class A5)
8,000,000		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	Aa1	7,103
		Series - 2006 HI2 (Class A2)
2,000,000		Residential Funding Mortgage Securities II, Inc	5.950	02/25/36	Aa1	1,769
		Series - 2006 HI3 (Class A2)
6,000,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Aa3	3,558
		Series - 2006 HI3 (Class A3)
2,500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	Aa1	1,052
		Series - 2006 HI1 (Class M1)
350,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	Aa2	99
		Series - 2006 HI1 (Class M2)
30,000,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	Aa3	15,818
		Series - 2006 HI4 (Class A3)
9,628,000		Residential Funding Mortgage Securities II, Inc	5.450	09/25/36	Aa1	7,843
		Series - 2006 HI4 (Class A2)
1,577,806	g	Sierra Receivables Funding Co	5.840	05/20/18	Baa3	1,282
		Series - 2006 1A (Class A1)
2,157,928	g	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	A3	1,997
		Series - 2006 N1 (Class N1)
6,006,522	g	Wachovia Auto Loan Owner Trust	5.230	08/22/11	Aaa	6,029
		Series - 2006 2A (Class A3)
4,162,815	g,i	Wachovia Loan Trust	0.880	05/25/35	Aaa	2,369
		Series - 2005 SD1 (Class A)
		TOTAL ASSET BACKED				297,861

OTHER MORTGAGE BACKED - 4.05%
2,130,000	i	Banc of America Commercial Mortgage, Inc	5.320	06/10/39	Aaa	1,769
		Series - 2004 3 (Class A5)
6,400,000	i	Banc of America Commercial Mortgage, Inc	5.080	11/10/42	Aaa	5,199
		Series - 2005 1 (Class A5)
10,000,000		Banc of America Commercial Mortgage, Inc	5.480	09/10/47	A1	2,309
		Series - 2006 5 (Class AJ)
9,000,000	i	Banc of America Commercial Mortgage, Inc	5.630	04/10/49	Aaa	7,352

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
		Series - 2007 2 (Class A2)
$ 3,064,870	g,i	Banc of America Large Loan, Inc	1.070%	08/15/29	Aaa	$2,000
		Series - 2007 BMB1 (Class A1)
4,745,811		Banc of America Mortgage Securities, Inc	6.000	05/25/36	Ba3	4,355
		Series - 2006 1 (Class A8)
490,892		Bank of America Alternative Loan Trust	5.500	09/25/19	Aaa	463
		Series - 2004 8 (Class 3A1)
5,075,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	Aaa	4,207
		Series - 2004 PWR4 (Class A3)
725,000	i	Bear Stearns Commercial Mortgage Securities	4.980	07/11/42	Aaa	581
		Series - 2004 PWR5 (Class A5)
12,190,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	Aaa	9,382
		Series - 2004 T16 (Class A6)
12,400,153	m	Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	Aaa	9,306
		Series - 2006 PW14 (Class A4)
8,000,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	Aaa	6,594
		Series - 2006 T24 (Class A4)
5,665,000	i	Bear Stearns Commercial Mortgage Securities	5.990	09/11/42	Aaa	1,461
		Series - 2007 T28 (Class AJ)
		Bear Stearns Commercial Mortgage Securities Series 2006-
4,000,000	i	PW11 (Class A4)	5.460	03/11/39	Aaa	3,316
		Series - 2006 PW11 (Class A4)
6,794,814	i	Citigroup Commercial Mortgage Trust	5.620	12/10/49	Aaa	6,680
		Series - 2007 C6 (Class A1)
2,822,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.230	07/15/44	Aaa	1,211
		Series - 2005 CD1 (Class AJ)
13,500,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.620	10/15/48	Aaa	9,954
		Series - 2006 CD3 (Class A5)
8,676,417		Countrywide Alternative Loan Trust	5.500	08/25/16	Aaa	7,978
		Series - 2004 30CB (Class 1A15)
7,313,078		Countrywide Alternative Loan Trust	5.380	01/25/35	NR	5,626
		Series - 2004 29CB (Class A7)
8,808,673		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	NR	8,417
		Series - 2005 17 (Class 1A10)
15,790,000	g,i	Credit Suisse Mortgage Capital Certificates	0.740	04/15/22	Aaa	12,111
		Series - 2007 TF2A (Class A1)
1,007,206	g,i	Credit Suisse Mortgage Capital Certificates	0.660	10/15/21	Aaa	806
		Series - 2006 TF2A (Class A1)
11,000,000		Credit Suisse Mortgage Capital Certificates	5.310	12/15/39	Aaa	7,012
		Series - 2006 C5 (Class A3)
5,890,000		Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	Aaa	3,555
		Series - 2007 C1 (Class A3)
8,520,000	i	Credit Suisse Mortgage Capital Certificates	5.460	02/15/40	A2	1,895
		Series - 2007 C1 (Class AJ)
3,000,000	i	Credit Suisse Mortgage Capital Certificates	5.540	01/15/49	Aaa	1,996
		Series - 2007 C2 (Class A3)
		Credit Suisse/Morgan Stanley Commercial Mortgage
13,778,164	g,i	Certificate	0.750	05/15/23	Aaa	10,855
		Series - 2006 HC1A (Class A1)
4,415,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	Aaa	3,806
		Series - 2003 C3 (Class A5)
15,825,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	Aaa	12,160

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
		Series - 2005 C5 (Class A4)
$ 12,370,487		CS First Boston Mortgage Securities Corp	6.000%	07/25/35	Aaa	$10,445
		Series - 2005 5 (Class 7A1)
1,931,772		First Horizon Asset Securities, Inc	5.500	11/25/33	NR	1,923
		Series - 2003 9 (Class 1A4)
4,284,072	i	GE Capital Commercial Mortgage Corp	5.330	11/10/45	Aaa	2,054
		Series - 2005 C4 (Class AM)
3,335,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	2,402
		Series - 2007 GG9 (Class A4)
11,600,000		Greenwich Capital Commercial Funding Corp	5.600	12/10/49	Aaa	9,347
		Series - 2007 GG11 (Class A2)
5,655,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	Aaa	4,068
		Series - 2007 GG11 (Class A4)
10,000,000	g,i	GS Mortgage Securities Corp II	0.980	05/03/18	Aaa	9,769
		Series - 2001 ROCK (Class BFL)
2,000,000		GS Mortgage Securities Corp II	4.780	07/10/39	Aaa	869
		Series - 2005 GG4 (Class AJ)
6,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	Aaa	4,768
		Series - 2006 GG8 (Class A4)
13,293,290	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.930	07/15/19	Aaa	9,556
		Series - 2007 FL1A (Class A1)
4,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.740	02/15/20	Aaa	2,534
		Series - 2006 FL1A (Class A2)
11,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.380	07/12/37	Aaa	10,408
		Series - 2002 C1 (Class A3)
2,510,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.860	04/15/45	Aaa	2,233
		Series - 2006 LDP7 (Class A2)
10,550,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	Aaa	6,809
		Series - 2007 CB18 (Class A4)
5,880,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.750	02/12/49	Aaa	2,504
		Series - 2007 CB19 (Class AM)
4,240,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.580	02/12/51	Aaa	1,018
		Series - 2008 C2 (Class AM)
7,799,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	Aaa	6,180
		Series - 2005 C1 (Class A4)
1,000,000		LB-UBS Commercial Mortgage Trust	4.850	09/15/31	Aaa	945
		Series - 2002 C4 (Class A5)
3,160,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	Aaa	2,834
		Series - 2003 C1 (Class A4)
5,682,000	i	LB-UBS Commercial Mortgage Trust	6.150	04/15/41	Aaa	4,209
		Series - 2008 C1 (Class A2)
6,167,941	g,i	Lehman Brothers Floating Rate Commercial Mortgage Trust	0.640	09/15/21	Aaa	4,564
		Series - 2006 LLFA (Class A1)
3,586,703		MASTR Asset Securitization Trust	5.000	10/25/20	Aaa	3,181
		Series - 2005 2 (Class 3A1)
3,729,128	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	Aaa	1,887
		Series - 2005 CIP1 (Class AM)
2,500,000	i	Merrill Lynch Mortgage Trust	5.660	05/12/39	Aaa	1,808
		Series - 2006 C1 (Class A4)
4,540,000	i	Merrill Lynch Mortgage Trust	6.270	02/12/51	Aaa	2,049
		Series - 2008 C1 (Class AM)
7,385,000	i	Merrill Lynch Mortgage Trust	6.270	02/12/51	A1	1,758
		Series - 2008 C1 (Class AJ)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 3,365,000	g,i	Merrill Lynch Mortgage Trust	6.270%	02/12/51	A3	$408
		Series - 2008 C1 (Class C)
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.420	02/12/39	Aaa	3,332
		Series - 2006 1 (Class A4)
5,670,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	08/12/49	Aaa	2,377
		Series - 2007 8 (Class AM)
4,525,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.860	09/12/49	Aaa	1,984
		Series - 2007 9 (Class AM)
611,010	i	Morgan Stanley Capital I	7.110	04/15/33	Aaa	612
		Series - 1999 LIFE (Class A2)
3,938,215		Morgan Stanley Capital I	4.690	06/13/41	Aaa	3,791
		Series - 2004 T15 (Class A2)
1,740,000		Morgan Stanley Capital I	5.150	06/13/41	Aaa	1,553
		Series - 2003 T11 (Class A4)
17,775,000	i	Morgan Stanley Capital I	5.270	06/13/41	Aaa	14,784
		Series - 2004 T15 (Class A4)
6,350,000		Morgan Stanley Capital I	4.970	12/15/41	Aaa	5,505
		Series - 2003 IQ6 (Class A4)
8,712,000		Morgan Stanley Capital I	5.170	01/14/42	Aaa	6,883
		Series - 2005 HQ5 (Class A4)
16,557,940		Morgan Stanley Capital I	4.810	01/14/42	Aaa	16,429
		Series - 2005 HQ5 (Class A2)
7,500,000	i	Morgan Stanley Capital I	5.770	10/15/42	Aaa	6,088
		Series - 2006 IQ11 (Class A4)
6,200,000	i	Morgan Stanley Capital I	5.780	10/15/42	Aaa	1,514
		Series - 2006 IQ11 (Class AJ)
6,710,000		Morgan Stanley Capital I	5.360	03/15/44	Aaa	4,444
		Series - 2007 IQ13 (Class A4)
4,587,000	i	Morgan Stanley Capital I	5.730	07/12/44	Aaa	3,549
		Series - 2006 HQ9 (Class A4)
3,300,000		Morgan Stanley Dean Witter Capital I	5.080	09/15/37	Aaa	3,100
		Series - 2002 IQ3 (Class A4)
8,325,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.680	09/15/21	A1	3,503
		Series - 2006 WL7A (Class A2)
5,000,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	Aaa	2,192
		Series - 2007 C30 (Class AM)
8,000,000		Wachovia Bank Commercial Mortgage Trust	5.420	04/15/47	Aaa	6,311
		Series - 2007 C31 (Class A2)
14,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.900	02/15/51	Aaa	6,288
		Series - 2007 C33 (Class AM)
10,016,381	i	Wells Fargo Mortgage Backed Securities Trust	5.080	03/25/36	NR	5,971
		Series - 2006 AR2 (Class 2A3)
7,258,577	i	Wells Fargo Mortgage Backed Securities Trust	5.860	04/25/36	NR	3,939
		Series - 2006 AR4 (Class 1A1)
		TOTAL OTHER MORTGAGE BACKED				367,035

		TOTAL STRUCTURED ASSETS				664,896
		(Cost $856,208)

		TOTAL BONDS				8,826,363
		(Cost $8,870,703)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

SHARES		COMPANY	RATE	MATURITY DATE	RATING†	VALUE (000)
PREFERRED STOCKS - 0.03%
DEPOSITORY INSTITUTIONS - 0.02%
131,500		Bank of America Corp	6.200%	12/30/49	B3	$1,314
		TOTAL DEPOSITORY INSTITUTIONS				1,314

NONDEPOSITORY INSTITUTIONS - 0.01%
470,597		Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	216
1,527,061		Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	1,084
		TOTAL NONDEPOSITORY INSTITUTIONS				1,300

		TOTAL PREFERRED STOCKS				2,614
		(Cost $53,229)

TIAA-CREF MUTUAL FUND - 0.04%
498,825	a	TIAA-CREF High-Yield Fund				3,626
		TOTAL TIAA-CREF MUTUAL FUND				3,626
		(Cost $4,631)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 6.65%

COMMERCIAL PAPER - 0.91%
$ 35,000,000	p	GECC-TLGP	0.000	04/27/09		34,994
18,100,000		PACCAR Financial Corp	0.000	04/01/09		18,100
9,718,000		Societe Generale North America, Inc	0.000	04/01/09		9,718
20,000,000		Toyota Motor Credit Corp	0.000	04/30/09		19,995
						82,807

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 5.74%
34,000,000		Federal Home Loan Bank (FHLB)	0.000	04/08/09		34,000
18,800,000		FHLB	0.000	04/27/09		18,799
1,600,000		FHLB	0.000	05/26/09		1,600
11,500,000		FHLB	0.000	06/15/09		11,495
9,273,000		FHLB	0.000	07/15/09		9,267
7,100,000		FHLB	0.000	10/01/09		7,087
34,566,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	04/01/09		34,566
20,930,000		FHLMC	0.000	04/02/09		20,930
2,200,000		FHLMC	0.000	04/07/09		2,200
75,000,000		FHLMC	0.000	04/13/09		74,999
23,460,000		FHLMC	0.000	04/14/09		23,460
21,370,000		FHLMC	0.000	04/17/09		21,370
21,000,000		FHLMC	0.000	05/11/09		20,996
10,370,000		FHLMC	0.000	05/12/09		10,368
2,590,000		Federal National Mortgage Association (FNMA)	0.000	04/01/09		2,590
29,969,000		FNMA	0.000	04/13/09		29,968
43,000,000		FNMA	0.000	05/14/09		42,991
77,850,000		FNMA	0.000	05/18/09		77,833
50,000,000		FNMA	0.000	07/08/09		49,971
25,000,000		FNMA	0.000	12/01/09		24,925
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				519,415

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

VALUE (000)
	TOTAL SHORT-TERM INVESTMENTS	$602,222
(Cost $602,051)

	TOTAL PORTFOLIO - 104.18%	9,434,827
(Cost $9,530,614)

	OTHER ASSETS AND LIABILITIES, NET - (4.18)%	(378,687)

	TOTAL NET ASSETS - 100.00%	$9,056,140

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Corporation
LP	Limited Partnership
NR	Not Rated by Moody's
plc	Public Limited Company
WR	Withdrawn Rating

†	As provided by Moody's Investors Services
*	Non-income producing
^	Amount represents less than $1,000
a	Affiliated Holding.
b	In bankruptcy
c	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts in the amount of $42,907.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2009 the value of these securities amounted to $294,777,366 or 3.26% of net assets.
i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2009.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	In default
p	Security participates in the FDIC Temporary Liquidity Guarantee Program.

Cost amounts are in thousands.

At March 31, 2009, the net unrealized depreciation on investment was $(95,787,347), consisting of gross unrealized appreciation of $289,948,997 and gross unrealized depreciation of $(385,736,344).

	Number of		Expiration	Unrealized
Open Futures Contracts	Contracts	Market Value	Date	Appreciation
5 year U.S. Treasury Notes	30	$ 3,562,969	June 2009	$ 68,133

Companies in which the Account held 5% or more of the outstanding voting shares are considered "affiliated companies" of the Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-BOND MARKET ACCOUNT
JANUARY 1, 2009 - MARCH 31, 2009

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2008	Cost	Proceeds	Gain/(Loss)	Income	Expense	March 31, 2009	March 31, 2009

TIAA-CREF High Yield Fund	$ 3,467,512	$ -	$ -	$ -	$ 96,049	$-	498,825	$ 3,626,460
		$ -	$ -	$ -	$ 96,049	$-	498,825	$ 3,626,460

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

GOVERNMENT BONDS - 99.34%

U.S. TREASURY SECURITIES - 99.34%
$ 359,244,785	k	United States Treasury Inflation Indexed Bonds	2.380%	01/15/25	$373,278
232,649,034	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	230,032
191,468,865	k	United States Treasury Inflation Indexed Bonds	2.380	01/15/27	199,965
180,987,212	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	173,295
248,684,662	k	United States Treasury Inflation Indexed Bonds	3.630	04/15/28	306,581
99,313,300	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	107,538
285,593,238	k	United States Treasury Inflation Indexed Bonds	3.880	04/15/29	366,809
75,834,231	k	United States Treasury Inflation Indexed Bonds	3.380	04/15/32	97,423
391,816,008	k	United States Treasury Inflation Indexed Notes	0.880	04/15/10	389,857
174,760,094	k	United States Treasury Inflation Indexed Notes	3.500	01/15/11	182,460
263,442,720	k	United States Treasury Inflation Indexed Notes	2.380	04/15/11	270,276
75,551,192	k	United States Treasury Inflation Indexed Notes	3.380	01/15/12	80,344
188,541,053	k	United States Treasury Inflation Indexed Notes	2.000	04/15/12	193,962
318,989,918	k	United States Treasury Inflation Indexed Notes	3.000	07/15/12	339,425
162,155,180	k	United States Treasury Inflation Indexed Notes	0.630	04/15/13	160,483
305,184,722	k	United States Treasury Inflation Indexed Notes	1.880	07/15/13	312,814
312,538,840	k	United States Treasury Inflation Indexed Notes	2.000	01/15/14	322,013
276,831,057	k	United States Treasury Inflation Indexed Notes	2.000	07/15/14	285,828
283,619,171	k	United States Treasury Inflation Indexed Notes	1.630	01/15/15	286,455
237,802,376	k	United States Treasury Inflation Indexed Notes	1.880	07/15/15	243,970
243,418,591	k	United States Treasury Inflation Indexed Notes	2.000	01/15/16	251,101
237,168,319	k	United States Treasury Inflation Indexed Notes	2.500	07/15/16	253,474
219,376,525	k	United States Treasury Inflation Indexed Notes	2.380	01/15/17	232,950
197,610,340	k	United States Treasury Inflation Indexed Notes	2.630	07/15/17	214,593
202,098,246	k	United States Treasury Inflation Indexed Notes	1.630	01/15/18	204,246
167,998,116	k	United States Treasury Inflation Indexed Notes	1.380	07/15/18	166,633
118,979,300	k	United States Treasury Inflation Indexed Notes	2.130	01/15/19	126,676
		TOTAL U.S. TREASURY SECURITIES			6,372,481

		TOTAL GOVERNMENT BONDS			6,372,481
		(Cost $6,192,631)

		TOTAL PORTFOLIO - 99.34%			6,372,481
		(Cost $6,192,631)

		OTHER ASSETS AND LIABILITIES,NET - 0.66%			42,145

		TOTAL NET ASSETS - 100.00%			$6,414,626

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

At March 31, 2009, the net unrealized appreciation on investment was $179,850,188, consisting of gross unrealized appreciation of $186,778,177 and gross unrealized depreciation of $(6,927,989).

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)

BONDS - 38.80%

CORPORATE BONDS - 10.03%

AGENCY SECURITIES - 0.23%
$ 3,757,179.62		New Valley Generation III	4.930%	01/15/21	Aaa	$3,846
6,360,652.76	g	US Trade Funding Corp	4.260	11/15/14	NR	6,891
3,598,030		Cal Dive I- Title XI, Inc	4.930	02/1/27	NR	3,742
		TOTAL AGENCY SECURITIES				14,479

AMUSEMENT AND RECREATION SERVICES - 0.03%
2,000,000		International Speedway Corp	5.400	04/15/14	Baa2	1,831
		TOTAL AMUSEMENT AND RECREATION
		SERVICES				1,831

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
4,000,000		Home Depot, Inc	5.250	12/16/13	Baa1	3,897
5,000,000	e	Lowe's Cos, Inc	8.250	06/1/10	A1	5,277
		TOTAL BUILDING MATERIALS AND GARDEN
		SUPPLIES				9,174

CHEMICALS AND ALLIED PRODUCTS - 0.41%
1,000,000		Abbott Laboratories	3.750	03/15/11	A1	1,031
2,150,000		Air Products & Chemicals, Inc	4.150	02/1/13	A2	2,135
2,500,000		Amgen, Inc	6.400	02/1/39	A3	2,403
2,800,000		Avon Products, Inc	5.630	03/1/14	A2	2,827
965,000		Clorox Co	5.450	10/15/12	Baa2	993
2,500,000		Ecolab, Inc	6.880	02/1/11	A2	2,652
1,500,000	e	Eli Lilly & Co	5.950	11/15/37	A1	1,503
3,500,000		Eli Lilly & Co	3.550	03/6/12	A1	3,576
1,500,000		Lubrizol Corp	4.630	10/1/09	Baa2	1,509
5,000,000		Praxair, Inc	4.380	03/31/14	A2	5,001
2,500,000		Praxair, Inc	5.250	11/15/14	A2	2,649
		TOTAL CHEMICALS AND ALLIED PRODUCTS				26,279

COMMUNICATIONS - 0.37%
1,265,000		Sprint Capital Corp	8.380	03/15/12	Ba2	1,138
3,235,000		Sprint Nextel Corp	6.000	12/1/16	Ba2	2,313
2,600,000		Time Warner Cable, Inc	8.250	04/1/19	Baa2	2,672
4,500,000		Time Warner Cable, Inc	8.750	02/14/19	Baa2	4,778
5,000,000		Verizon Communications, Inc	6.350	04/1/19	A3	4,940
1,400,000		Verizon Communications, Inc	6.400	02/15/38	A3	1,269
3,000,000		Verizon Communications, Inc	8.950	03/1/39	A3	3,448
2,500,000		Verizon Communications, Inc	4.350	02/15/13	A3	2,480
1,000,000		Verizon New Jersey, Inc	5.880	01/17/12	Baa1	1,027
		TOTAL COMMUNICATIONS				24,065

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
DEPOSITORY INSTITUTIONS - 2.06%
$ 1,000,000		Astoria Financial Corp	5.750%	10/15/12	A2	$869
2,500,000	p	Bank of America Corp	2.380	06/22/12	Aaa	2,526
15,000,000	p	Bank of America Corp	2.100	04/30/12	Aaa	15,031
5,000,000		Bank of America NA	5.300	03/15/17	A1	3,674
10,000,000	p	Citigroup, Inc	2.130	04/30/12	Aaa	10,034
15,000,000	p	Citigroup Funding, Inc	2.000	03/30/12	Aaa	15,048
3,000,000	g	Corestates Capital Trust I	8.000	12/15/26	A3	2,310
2,500,000	i	Countrywide Financial Corp	1.680	05/7/12	A2	2,023
700,301	i	Countrywide Home Equity Loan Trust	0.780	02/15/29	B3	353
8,800,000	g	Depfa ACS Bank	5.130	03/16/37	Aa2	4,608
6,500,000	g	FIA Card Services NA	7.130	11/15/12	A1	5,962
3,000,000		First Union National Bank of Florida	6.180	02/15/36	Aa3	2,854
4,500,000	e,p	KeyBank NA	3.200	06/15/12	Aaa	4,672
1,500,000	e	M&I Marshall & Ilsley Bank	5.300	09/8/11	A2	1,386
5,000,000	i	Manufacturers & Traders Trust Co	5.630	12/1/21	A2	3,594
5,000,000		Mellon Funding Corp	6.400	05/14/11	Aa3	5,045
5,000,000		Mercantile Bankshares Corp	4.630	04/15/13	A2	4,562
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	A1	1,304
5,000,000		NB Capital Trust IV	8.250	04/15/27	Baa3	2,170
4,000,000	p	New York Community Bank	3.000	12/16/11	Aaa	4,097
2,140,000	g,m	OMX Timber Finance Investments LLC	5.420	01/29/20	Aa3	1,415
2,000,000	e	Popular North America, Inc	5.650	04/15/09	Baa1	1,998
4,000,000	e,p	Regions Bank	3.250	12/9/11	Aaa	4,163
3,000,000	p	Sovereign Bank	2.750	01/17/12	Aaa	3,059
8,050,000	p	State Street Corp	2.150	04/30/12	Aaa	8,083
4,000,000		Union Bank of California NA	5.950	05/11/16	A1	2,867
3,000,000		US Bank NA	4.950	10/30/14	Aa2	2,920
5,000,000		Webster Bank	5.880	01/15/13	A3	4,049
5,000,000	p	Wells Fargo & Co	2.130	06/15/12	Aaa	5,022
3,100,000		Wells Fargo & Co	5.630	12/11/17	A1	2,828
5,000,000		Wells Fargo Bank NA	4.750	02/9/15	Aa3	4,267
		TOTAL DEPOSITORY INSTITUTIONS				132,793

EATING AND DRINKING PLACES - 0.02%
1,250,000	e	McDonald's Corp	5.000	02/1/19	A3	1,300
		TOTAL EATING AND DRINKING PLACES				1,300

ELECTRIC, GAS, AND SANITARY SERVICES - 1.67%
3,510,000		AGL Capital Corp	6.000	10/1/34	Baa1	2,584
2,000,000		Atmos Energy Corp	8.500	03/15/19	Baa3	2,042
5,000,000		Avista Corp	5.950	06/1/18	Baa2	4,376
5,000,000		CenterPoint Energy Houston Electric LLC	7.000	03/1/14	Baa2	5,214
2,000,000		Connecticut Light & Power	5.750	03/1/37	A3	1,876
1,200,000		Connecticut Light & Power Co	5.500	02/1/19	A3	1,229
4,365,305	g	Great River Energy	5.830	07/1/17	A3	4,505
5,000,000		Hawaiian Electric Industries, Inc	6.140	08/15/11	Baa2	4,993
2,500,000		Idaho Power Co	6.250	10/15/37	A3	2,278
3,000,000		Idaho Power Co	7.200	12/1/09	A3	3,070
5,000,000		Idaho Power Co	5.500	04/1/33	A3	4,149
7,500,000	g	International Transmission Co	4.450	07/15/13	A3	7,250
1,550,000		Laclede Gas Co	6.500	11/15/10	A3	1,609
2,500,000		Laclede Gas Co	6.150	06/1/36	A3	2,461
5,000,000		National Fuel Gas Co	6.500	04/15/18	Baa1	4,758
6,000,000		Nevada Power Co	6.650	04/1/36	Baa3	5,012

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 4,750,000		Nevada Power Co	7.130%	03/15/19	Baa3	$4,664
2,000,000		Nicor, Inc	6.580	02/15/28	A1	2,102
1,750,000		NiSource Finance Corp	10.750	03/15/16	Baa3	1,772
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	A2	1,453
4,000,000	e	ONEOK Partners LP	5.900	04/1/12	Baa2	3,917
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	A3	5,893
2,000,000		Pacific Gas & Electric Co	6.250	03/1/39	A3	1,981
2,185,000	g	Pedernales Electric Cooperative	6.200	11/15/32	Aa3	2,154
2,000,000		Piedmont Natural Gas Co	7.350	09/25/09	A3	2,033
2,000,000		Puget Sound Energy, Inc	6.270	03/15/37	Baa2	1,651
2,000,000		Questar Pipeline Co	6.570	09/26/11	A3	2,057
2,800,000	e	Southern California Edison Co	6.050	03/15/39	A2	2,792
2,500,000	g	Tennessee Gas Pipeline Co	8.000	02/1/16	Baa3	2,500
2,500,000		Texas Eastern Transmission LP	7.300	12/1/10	A3	2,591
3,000,000		Transcontinental Gas Pipe Line Co LLC	6.050	06/15/18	Baa2	2,811
5,000,000		Washington Gas Light Co	5.440	08/11/25	A2	3,971
5,000,000		Wisconsin Public Service Corp	6.130	08/1/11	Aa3	5,313
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				107,061

ENGINEERING AND MANAGEMENT SERVICES - 0.02%
1,500,000		Quest Diagnostics, Inc	6.400	07/1/17	Baa3	1,432
		TOTAL ENGINEERING AND MANAGEMENT SERVICES				1,432

FABRICATED METAL PRODUCTS - 0.06%
4,000,000		Stanley Works	5.000	03/15/10	A2	4,025
		TOTAL FABRICATED METAL PRODUCTS				4,025

FOOD AND KINDRED PRODUCTS - 0.31%
6,700,000		Coca-Cola Bottling Co Consolidated	5.000	11/15/12	Baa2	6,673
5,000,000		Coca-Cola Enterprises, Inc	5.000	08/15/13	A3	5,213
5,000,000		General Mills, Inc	5.650	02/15/19	Baa1	5,090
535,000		Kraft Foods, Inc	6.130	02/1/18	Baa2	536
2,000,000		PepsiCo, Inc	7.900	11/1/18	Aa2	2,457
		TOTAL FOOD AND KINDRED PRODUCTS				19,969

FURNITURE AND FIXTURES - 0.06%
4,000,000		Leggett & Platt, Inc	4.700	04/1/13	A3	3,598
		TOTAL FURNITURE AND FIXTURES				3,598

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
GENERAL BUILDING CONTRACTORS - 0.07%
$ 3,000,000		Lennar Corp	5.130%	10/1/10	Ba3	$2,625
2,000,000		Ryland Group, Inc	5.380	05/15/12	Ba3	1,740
		TOTAL GENERAL BUILDING CONTRACTORS				4,365

HOLDING AND OTHER INVESTMENT OFFICES - 0.17%
2,500,000		AMB Property LP	5.450	12/1/10	Baa1	1,974
3,000,000		Highwoods Properties, Inc	5.850	03/15/17	Ba1	1,855
5,000,000		Kimco Realty Corp	5.300	02/22/11	Baa1	4,485
3,000,000		Washington Real Estate Investment Trust	5.130	03/15/13	Baa1	2,356
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				10,670

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.28%
3,150,000		Caterpillar Financial Services Corp	6.130	02/17/14	A2	3,059
4,340,000		Deere & Co	8.100	05/15/30	A2	4,816
2,000,000		Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	2,000
7,775,000		Smith International, Inc	6.750	02/15/11	Baa1	7,819
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				17,694

INSTRUMENTS AND RELATED PRODUCTS - 0.30%
4,000,000		Baxter International, Inc	4.000	03/1/14	A3	4,066
5,000,000		Beckman Coulter, Inc	6.880	11/15/11	Baa3	5,076
3,000,000		Boston Scientific Corp	6.250	11/15/15	Ba1	2,782
2,500,000		Medtronic, Inc	6.500	03/15/39	A1	2,471
3,500,000		Medtronic, Inc	4.750	09/15/15	A1	3,485
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/1/15	Baa2	1,671
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				19,551

INSURANCE CARRIERS - 0.72%
2,800,000	g	Anthem Insurance Co, Inc	9.130	04/1/10	A3	2,834
3,500,000		Cincinnati Financial Corp	6.130	11/1/34	A3	2,309
3,000,000		First American Corp	5.700	08/1/14	Baa2	2,552
2,500,000	i	Hartford Life Global Funding Trusts	1.420	03/15/11	A3	1,936
5,000,000	g	Health Care Service Corp	7.750	06/15/11	A1	5,288
1,200,000	g	Jackson National Life Global Funding	6.130	05/30/12	A1	1,134
1,945,000	g	John Hancock Global Funding II	7.900	07/2/10	Aa3	2,000
3,300,000		Markel Corp	7.350	08/15/34	Baa2	2,605
2,000,000		Markel Corp	6.800	02/15/13	Baa2	1,985
2,916,666	g,i	Meridian Funding Co LLC	1.360	07/21/11	B3	2,045
5,000,000	g	Nationwide Life Global Funding I	5.350	03/15/11	A1	4,467
4,900,000	g	Ohio National Financial Services, Inc	7.000	07/15/11	Baa1	4,843
3,500,000	g	Pricoa Global Funding I	4.630	06/25/12	A2	2,943
2,500,000	g	Principal Life Global Funding I	5.130	10/15/13	Aa3	2,279
1,036,000		Protective Life Corp	4.300	06/1/13	Baa2	882
2,500,000		Protective Life Secured Trusts	4.850	08/16/10	A2	2,373
2,500,000		Protective Life Secured Trusts	4.000	04/1/11	A2	2,321
2,500,000	g	Prudential Funding LLC	6.750	09/15/23	A3	1,344
		TOTAL INSURANCE CARRIERS				46,140

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.08%
5,000,000		Harsco Corp	5.130	09/15/13	A3	5,088
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				5,088

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
MISCELLANEOUS RETAIL - 0.09%
$ 3,000,000		CVS Caremark Corp	5.750%	06/1/17	Baa2	$2,926
2,150,000		Staples, Inc	7.750	04/1/11	Baa2	2,198
500,000		Staples, Inc	9.750	01/15/14	Baa2	523
		TOTAL MISCELLANEOUS RETAIL				5,647

MOTION PICTURES - 0.12%
5,234,000		Time Warner Entertainment Co LP	10.150	05/1/12	Baa2	5,649
2,000,000		Time Warner, Inc	6.750	04/15/11	Baa2	2,030
		TOTAL MOTION PICTURES				7,679

NONDEPOSITORY INSTITUTIONS - 0.55%
5,000,000	i	American Express Credit Corp	0.640	10/4/10	A1	4,547
4,000,000		Capital One Financial Corp	5.700	09/15/11	A3	3,602
4,000,000	e,p	General Electric Capital Corp	2.200	06/8/12	Aaa	4,026
15,000,000	e,p	General Electric Capital Corp	2.250	03/12/12	Aaa	15,104
8,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	7,725
		TOTAL NONDEPOSITORY INSTITUTIONS				35,004

NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
2,500,000		Vulcan Materials Co	6.300	06/15/13	Baa2	2,443
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				2,443

OIL AND GAS EXTRACTION - 0.61%
5,000,000		Apache Corp	5.250	04/15/13	A3	5,178
3,000,000		Apache Corp	6.000	01/15/37	A3	2,894
3,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	2,852
3,125,000		Devon Energy Corp	6.300	01/15/19	Baa1	3,049
8,500,000	g	EOG Resources Canada, Inc	4.750	03/15/14	A3	7,866
2,000,000		Equitable Resources, Inc	5.000	10/1/15	Baa1	1,684
2,500,000		Noble Energy, Inc	8.250	03/1/19	Baa2	2,561
5,000,000		Questar Market Resources, Inc	6.050	09/1/16	Baa3	4,256
2,000,000		Valero Logistics Operations LP	6.050	03/15/13	Baa3	1,726
5,000,000		XTO Energy, Inc	6.250	04/15/13	Baa2	5,165
2,500,000		XTO Energy, Inc	6.380	06/15/38	Baa2	2,227
		TOTAL OIL AND GAS EXTRACTION				39,458

PAPER AND ALLIED PRODUCTS - 0.03%
2,500,000		International Paper Co	7.400	06/15/14	Baa3	2,062
		TOTAL PAPER AND ALLIED PRODUCTS				2,062

PETROLEUM AND COAL PRODUCTS - 0.12%
2,500,000		Hess Corp	8.130	02/15/19	Baa2	2,577
1,430,000		Marathon Oil Corp	6.500	02/15/14	Baa1	1,452
2,250,000		Valero Energy Corp	9.380	03/15/19	Baa2	2,323
1,500,000		Valero Energy Corp	6.630	06/15/37	Baa2	1,060
		TOTAL PETROLEUM AND COAL PRODUCTS				7,412

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
PIPELINES, EXCEPT NATURAL GAS - 0.04%
$ 2,500,000		Kinder Morgan Energy Partners LP	7.300%	08/15/33	Baa2	$2,259
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,259

PRINTING AND PUBLISHING - 0.10%
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	A3	2,521
4,000,000		Washington Post Co	7.250	02/1/19	A1	4,044
		TOTAL PRINTING AND PUBLISHING				6,565

RAILROAD TRANSPORTATION - 0.19%
1,440,000		CSX Corp	6.150	05/1/37	Baa3	1,018
1,900,000		CSX Transportation, Inc	7.820	04/1/11	NR	1,953
2,500,000	g	Norfolk Southern Corp	5.750	01/15/16	Baa1	2,512
4,815,000		Norfolk Southern Corp	5.640	05/17/29	Baa1	4,202
2,500,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	2,190
608,005	g	Sea-Land Service, Inc	6.600	01/2/11	Baa3	599
		TOTAL RAILROAD TRANSPORTATION				12,474

SECURITY AND COMMODITY BROKERS - 0.24%
2,292,000		Charles Schwab Corp	8.050	03/1/10	A2	2,297
3,000,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	1,249
3,500,000		Goldman Sachs Group, Inc	7.500	02/15/19	A1	3,493
1,000,000		Goldman Sachs Group, Inc	6.750	10/1/37	A2	676
5,000,000		Jefferies Group, Inc	6.450	06/8/27	Baa2	2,853
5,500,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	4,719
		TOTAL SECURITY AND COMMODITY BROKERS				15,287

SOCIAL SERVICES - 0.16%
4,000,000		American National Red Cross	5.570	11/15/17	Baa1	3,656
2,000,000		American National Red Cross	5.390	11/15/12	Baa1	1,999
5,145,000		Salvation Army	5.640	09/1/26	Aa3	4,843
		TOTAL SOCIAL SERVICES				10,498

STONE, CLAY, AND GLASS PRODUCTS - 0.04%
2,500,000		3M Co	6.380	02/15/28	Aa1	2,734
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				2,734

TRANSPORTATION BY AIR - 0.13%
2,500,000		FedEx Corp	7.380	01/15/14	Baa2	2,651
3,000,000		FedEx Corp	5.500	08/15/09	Baa2	3,024
5,000,000	i	JetBlue Airways Corp	1.680	11/15/16	Baa1	2,744
		TOTAL TRANSPORTATION BY AIR				8,419

TRANSPORTATION EQUIPMENT - 0.11%
5,000,000	g	Harley-Davidson Funding Corp	6.800	06/15/18	A2	3,244
3,055,074	g	Southern Capital Corp	5.700	06/30/22	Baa1	3,032
1,000,000		Union Tank CAR Co	6.790	05/1/10	A1	1,041
		TOTAL TRANSPORTATION EQUIPMENT				7,317

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
TRANSPORTATION SERVICES - 0.02%
$ 1,573,595	g	GATX Corp	5.700%	01/2/25	A3	$1,301
		TOTAL TRANSPORTATION SERVICES				1,301

TRUCKING AND WAREHOUSING - 0.13%
		United Parcel Service of America, Inc (Step Bond 8.375% until
1,360,000		04/01/20, 7.620% until 04/01/30)	8.380	04/1/30	Aa3	1,584
3,750,000		United Parcel Service, Inc	3.880	04/1/14	Aa3	3,759
2,500,000		United Parcel Service, Inc	8.380	04/1/20	Aa3	3,078
		TOTAL TRUCKING AND WAREHOUSING				8,421

WHOLESALE TRADE - NONDURABLE GOODS - 0.24%
4,000,000		Procter & Gamble Co	4.600	01/15/14	Aa3	4,233
2,500,000		Procter & Gamble Co	8.750	06/1/22	Aa3	3,340
5,000,000		Sysco Corp	7.160	04/15/27	A1	5,260
2,500,000		SYSCO Corp	6.630	03/17/39	A1	2,502
		TOTAL WHOLESALE TRADE - NONDURABLE GOODS				15,335

WHOLESALE TRADE-DURABLE GOODS - 0.07%
1,500,000		Martin Marietta Materials, Inc	6.600	04/15/18	Baa3	1,246
1,000,000	e	Martin Marietta Materials, Inc	6.880	04/1/11	Baa3	960
3,000,000		Reliance Steel & Aluminum Co	6.200	11/15/16	Baa3	2,188
		TOTAL WHOLESALE TRADE-DURABLE GOODS				4,394

		TOTAL CORPORATE BONDS				644,223
		(Cost $689,335)

GOVERNMENT BONDS - 25.74%
AGENCY SECURITIES - 2.73%
11,900,000		Federal Farm Credit Bank (FFCB)	2.630	04/21/11	Aaa	12,168
800,000		Federal Home Loan Bank (FHLB)	3.630	09/16/11	Aaa	837
11,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	03/27/19	Aaa	11,148
6,250,000		FHLMC	2.500	01/7/14	Aaa	6,254
20,000,000		FHLMC	2.130	03/23/12	Aaa	20,152
5,000,000		FHLMC	3.250	07/16/10	Aaa	5,138
2,000,000		FHLMC	4.130	12/21/12	Aaa	2,147
3,000,000		FHLMC	3.500	05/29/13	Aaa	3,152
10,000,000		Federal National Mortgage Association (FNMA)	2.750	02/5/14	Aaa	10,147
15,000,000		FNMA	2.880	10/12/10	Aaa	15,415
3,700,000		FNMA	3.250	08/12/10	Aaa	3,806
27,000,000		FNMA	2.750	03/13/14	Aaa	27,322
4,000,000	j	Government Trust Certificate		04/1/21	NR	2,503
3,953,294		New Valley Generation II	5.570	05/1/20	Aaa	4,328
451,467	m	New Valley Generation III	4.690	01/15/22	Aaa	444
2,392,032		Overseas Private Investment Corp	3.420	01/15/15	NR	2,520
4,504,000		Overseas Private Investment Corp	4.050	11/15/14	NR	4,694
1,817,391		Overseas Private Investment Corp	5.410	12/15/11	NR	1,883
1,050,000		Private Export Funding Corp	4.550	05/15/15	Aaa	1,132

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 6,085,000		Private Export Funding Corp	4.970%	08/15/13	Aaa	$6,702
6,900,000		Private Export Funding Corp	3.550	04/15/13	Aaa	7,177
10,000,000		Private Export Funding Corp	4.380	03/15/19	Aaa	10,067
10,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	10,784
5,007,000		US Department of Housing and Urban Development	5.380	08/1/18	NR	5,657
		TOTAL AGENCY SECURITIES				175,577

FOREIGN GOVERNMENT BONDS - 1.09%
1,500,000		Development Bank of Japan	4.250	06/9/15	Aaa	1,525
2,750,000		Eksportfinans A/S	5.000	02/14/12	Aa1	2,860
2,000,000	e	European Investment Bank	4.880	02/15/36	Aaa	1,972
5,000,000	g	Federal Republic of Germany	3.880	06/1/10	Aaa	5,110
6,082,000		Hydro Quebec	8.400	01/15/22	Aa2	8,426
5,000,000	g	International Finance Facility for Immunisation	5.000	11/14/11	Aaa	5,199
2,850,000		Italy Government International Bond	5.380	06/12/17	NR	2,885
5,000,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	5,595
5,000,000	e	Province of Manitoba Canada	5.000	02/15/12	Aa1	5,325
2,500,000		Province of Ontario	3.130	09/8/10	Aa1	2,529
10,000,000	e	Province of Ontario Canada	2.630	01/20/12	Aa1	10,053
5,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	6,445
10,000,000		Province of Saskatchewan Canada	8.000	02/1/13	Aa1	11,943
		TOTAL FOREIGN GOVERNMENT BONDS				69,867

MORTGAGE BACKED - 15.88%
1,172,808		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16	NR	1,225
7,223,985	i	FHLMC	5.850	08/1/37	NR	7,521
13,741,078	i	FHLMC	6.090	09/1/36	NR	14,117
13,439,579	i	FHLMC	5.840	09/1/37	NR	13,982
8,916,871	i	FHLMC	5.870	04/1/37	NR	9,246
4,603,432		FHLMC	4.500	09/15/35	NR	4,763
8,972,546	i	FHLMC	5.740	02/1/37	NR	9,305
4,529,644	i	FHLMC	3.740	02/1/36	NR	4,499
7,120,337	i	FHLMC	5.790	07/1/36	NR	7,351
11,975,081	i	FHLMC	5.730	03/1/37	NR	12,310
2,593,540	i	FHLMC	4.930	09/1/36	NR	2,593
1,696,933		FHLMC	6.000	05/1/35	NR	1,777
2,603,180		FHLMC	5.000	02/1/19	NR	2,715
2,052,488		FHLMC	5.500	12/1/34	NR	2,136
1,146,674		FHLMC	6.000	05/1/35	NR	1,201
5,392,565		FHLMC	5.500	09/1/33	NR	5,619
4,429,675		FHLMC	5.500	09/1/33	NR	4,616
5,938,933		FHLMC	4.500	09/1/35	NR	6,071
2,235,075		FHLMC	6.000	05/1/35	NR	2,340
2,510,685		FHLMC	5.500	06/1/35	NR	2,611
2,697,482		FHLMC	5.000	10/1/35	NR	2,789
5,641,726		FHLMC	6.500	05/1/38	NR	5,954
6,446,792		FHLMC	5.500	07/1/38	NR	6,697
5,271,479		FHLMC	4.500	03/1/23	NR	5,431
19,824,623		FHLMC	7.000	12/1/33	NR	21,461
3,269,945		FHLMC	5.000	04/1/38	NR	3,376
6,109,428		FHLMC	6.000	02/1/38	NR	6,394
5,453,664		FHLMC	7.000	05/1/35	NR	5,904
947,542		FHLMC	6.000	05/1/35	NR	992
953,445		FHLMC	6.000	05/1/35	NR	998
2,423,829		FHLMC	6.000	05/1/35	NR	2,538
4,000,000		FHLMC	6.000	11/1/38	NR	4,186
9,477,217		FHLMC	5.000	04/1/38	NR	9,785

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 5,172,299		FHLMC	5.500%	01/1/39	NR	$5,373
3,965,930		FHLMC	5.000	05/1/34	NR	4,103
11,483,350		FHLMC	5.000	09/1/35	NR	11,873
2,662,447		FHLMC	6.000	08/1/35	NR	2,788
2,971,937		FHLMC	5.000	11/1/35	NR	3,073
6,855,532		FHLMC	4.500	09/1/35	NR	7,008
13,298,689		FHLMC	5.000	01/1/34	NR	13,771
2,447,578		FHLMC	4.500	09/1/35	NR	2,502
963,129		FHLMC	4.500	12/1/35	NR	985
121,471		FHLMC	8.000	01/1/31	NR	133
616,924		FHLMC	6.500	05/1/36	NR	651
12,353,669		FHLMC	5.500	12/1/33	NR	12,877
427,794		FHLMC	7.000	10/1/20	NR	464
2,779,671		FHLMC	6.500	10/1/36	NR	2,934
60,318		FHLMC	6.000	03/1/11	NR	62
1,867,402		FHLMC	7.000	01/1/36	NR	1,991
4,309,309		FHLMC	4.500	10/1/18	NR	4,463
716,693		FHLMC	6.000	12/1/17	NR	750
397,267		FHLMC	6.500	12/1/16	NR	416
2,774,608		FHLMC	5.500	01/1/19	NR	2,906
6,173,087		FHLMC	4.500	11/1/18	NR	6,394
5,448,758		FHLMC	4.500	11/1/18	NR	5,643
6,824,146		FHLMC	4.500	01/1/19	NR	7,059
4,260,021		FHLMC	4.500	06/1/21	NR	4,396
15,720,984		FHLMC	4.500	06/1/21	NR	16,223
3,696,600		FHLMC	6.000	09/1/37	NR	3,869
3,781,934		FHLMC	4.500	07/1/33	NR	3,872
26,138		FHLMC	7.000	05/1/23	NR	28
461,047		FHLMC	4.500	07/1/20	NR	476
3,534,843		Federal National Mortgage Association (FNMA)	6.500	09/1/36	NR	3,728
3,909,961		FNMA	6.000	09/1/37	NR	4,088
2,034,999		FNMA	6.500	08/1/37	NR	2,146
3,467,391		FNMA	6.500	09/1/37	NR	3,657
2,965,867		FNMA	6.000	10/1/37	NR	3,101
2,314,385		FNMA	6.000	09/1/37	NR	2,420
3,515,976		FNMA	6.000	09/1/37	NR	3,676
29,999,611	i	FNMA	5.880	01/1/37	NR	31,224
2,269,040		FNMA	7.000	02/1/37	NR	2,417
1,587,572		FNMA	7.000	04/1/37	NR	1,691
1,439,184		FNMA	6.500	08/1/37	NR	1,518
7,495,584	i	FNMA	6.030	02/1/37	NR	7,785
5,974,123		FNMA	6.500	03/1/37	NR	6,301
5,007,030		FNMA	6.000	05/1/35	NR	5,241
991,429		FNMA	5.500	05/1/35	NR	1,031
2,182,792		FNMA	5.500	04/1/35	NR	2,270
457,759		FNMA	5.500	05/1/35	NR	476
827,929		FNMA	5.500	05/1/35	NR	861
2,910,383		FNMA	5.500	06/1/35	NR	3,027
3,525,867		FNMA	5.500	06/1/35	NR	3,667
2,661,151		FNMA	5.500	06/1/35	NR	2,768
4,086,835		FNMA	5.500	05/1/35	NR	4,251
252,619		FNMA	7.500	06/1/35	NR	271

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 789,025		FNMA	6.000%	07/1/35	NR	$826
1,230,578		FNMA	6.500	02/1/36	NR	1,299
10,635,815		FNMA	4.000	10/1/35	NR	10,723
1,559,232		FNMA	6.500	02/1/36	NR	1,644
6,344,138	i	FNMA	5.780	12/1/36	NR	6,572
4,833,135	i	FNMA	5.950	07/1/36	NR	5,005
5,682,896		FNMA	5.000	10/1/35	NR	5,877
11,817,460		FNMA	5.500	10/1/35	NR	12,291
7,310,837		FNMA	5.500	11/1/35	NR	7,604
8,067,206	i	FNMA	5.810	06/1/36	NR	8,324
2,933,241	i	FNMA	5.740	02/1/36	NR	3,030
4,805,690		FNMA	5.500	02/1/39	NR	4,993
4,714,827	i	FNMA	5.250	09/1/38	NR	4,851
4,887,106		FNMA	6.000	01/1/39	NR	5,110
4,772,456		FNMA	6.000	01/1/39	NR	4,990
3,358,302		FNMA	5.000	12/1/17	NR	3,513
34,144,554		FNMA	6.500	03/1/38	NR	36,010
4,399,830	i	FNMA	4.910	10/1/38	NR	4,534
11,372,530		FNMA	5.000	07/1/23	NR	11,808
5,004,037		FNMA	4.500	02/1/39	NR	5,120
11,000,000		FNMA	6.500	05/25/39	NR	11,543
3,000,000		FNMA	4.500	05/25/39	NR	3,056
4,752,264		FNMA	5.500	01/1/39	NR	4,937
4,668,249		FNMA	5.000	02/1/36	NR	4,828
25,000,000		FNMA	6.000	05/25/39	NR	26,047
5,210,728		FNMA	4.500	01/1/39	NR	5,331
25,000,000		FNMA	5.000	05/25/39	NR	25,727
15,000,000		FNMA	4.500	05/25/24	NR	15,398
3,446,373		FNMA	6.500	03/1/38	NR	3,635
6,292,787		FNMA	7.000	11/1/37	NR	6,702
365,642		FNMA	6.500	01/1/38	NR	386
202,149		FNMA	6.500	02/1/38	NR	213
2,915,115		FNMA	6.000	09/1/37	NR	3,048
1,058,409		FNMA	6.500	09/1/37	NR	1,116
2,114,690	i	FNMA	5.900	10/1/37	NR	2,218
1,692,830		FNMA	6.500	09/1/37	NR	1,785
529,150		FNMA	6.500	03/1/38	NR	558
5,868,661		FNMA	5.000	08/1/35	NR	6,069
903,727		FNMA	6.000	12/1/34	NR	948
4,937,942		FNMA	5.000	02/1/37	NR	5,101
12,991,507		FNMA	4.500	05/1/35	NR	13,317
5,668,932		FNMA	4.500	03/1/23	NR	5,844
1,591,615		FNMA	6.500	03/1/38	NR	1,679
2,732,522		FNMA	5.000	03/1/21	NR	2,856
1,865,682		FNMA	5.000	03/1/20	NR	1,950
676,896		FNMA	5.000	03/1/34	NR	701
997,163		FNMA	5.500	06/1/33	NR	1,039
14,241		FNMA	7.500	10/1/11	NR	15
1,495,674		FNMA	5.000	03/1/34	NR	1,548
459,328		FNMA	5.500	04/1/18	NR	481
4,599,774		FNMA	4.500	03/25/33	NR	4,770
600,000		FNMA	4.000	02/25/19	NR	620

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 59,860	FNMA	5.500%	05/1/18	NR	$63
511,667	FNMA	6.500	02/1/18	NR	537
11,462	FNMA	8.000	07/1/11	NR	12
521,705	FNMA	5.000	03/1/34	NR	540
26,458,052	FNMA	5.000	03/1/34	NR	27,390
1,379,363	FNMA	5.500	07/1/33	NR	1,438
2,067,775	FNMA	4.590	05/1/14	NR	2,146
589,114	FNMA	5.000	03/1/34	NR	610
9,006	FNMA	8.500	11/1/14	NR	10
18,577	FNMA	7.500	06/1/11	NR	19
472	FNMA	7.500	10/1/11	NR	-	^
122,275	FNMA	8.000	07/1/24	NR	133
513,915	FNMA	5.000	02/1/33	NR	532
46,071	FNMA	8.000	03/1/23	NR	50
4,689	FNMA	7.500	09/1/11	NR	5
496,618	FNMA	6.000	02/1/19	NR	525
1,151,485	FNMA	6.500	04/1/17	NR	1,208
23,611,834	FNMA	5.000	10/1/25	NR	24,480
275,622	FNMA	5.000	01/1/24	NR	286
101,533	FNMA	5.000	06/1/13	NR	104
64,543	FNMA	4.500	06/1/34	NR	66
810,501	FNMA	5.500	02/1/24	NR	847
476,926	FNMA	6.000	01/1/19	NR	505
3,056,942	FNMA	4.530	10/1/14	NR	3,161
4,219,582	FNMA	4.270	06/1/14	NR	4,316
283,089	FNMA	6.500	10/1/16	NR	297
3,801,961	FNMA	4.020	08/1/13	NR	3,883
2,742,554	FNMA	4.440	07/1/13	NR	2,837
7,132,505	FNMA	5.000	09/1/35	NR	7,376
3,939	FNMA	7.500	08/1/11	NR	4
113,429	FNMA	7.000	04/1/12	NR	118
2,802	FNMA	7.500	10/1/11	NR	3
2,467,799	FNMA	4.500	08/1/33	NR	2,530
107,049	FNMA	4.500	08/1/34	NR	110
71,307	FNMA	4.500	05/1/34	NR	73
60,016	FNMA	4.500	05/1/34	NR	61
80,140	FNMA	4.500	06/1/34	NR	82
179,354	FNMA	4.500	07/1/34	NR	184
232,457	FNMA	7.000	01/1/34	NR	249
3,684,215	FNMA	5.000	01/1/19	NR	3,850
1,643,227	FNMA	5.500	01/1/34	NR	1,713
1,253,995	FNMA	4.500	05/1/34	NR	1,284
4,509,967	FNMA	5.000	04/1/34	NR	4,665
199,024	FNMA	4.500	03/1/19	NR	206
3,880,983	FNMA	5.500	01/1/35	NR	4,040
11,814,483	FNMA	5.500	01/1/35	NR	12,299
2,188,197	FNMA	5.500	04/1/35	NR	2,276
763,518	FNMA	5.500	03/1/35	NR	794
3,000,164	FNMA	5.500	04/1/35	NR	3,120
1,514,342	FNMA	4.500	08/1/34	NR	1,551
261,520	FNMA	4.500	06/1/34	NR	268
57,476	FNMA	4.500	06/1/34	NR	59

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 196,966		FNMA	4.500%	07/1/34	NR	$202
49,695		FNMA	4.500	09/1/34	NR	51
59,422		FNMA	4.500	07/1/34	NR	61
1,546,677		FNMA	5.000	10/1/33	NR	1,601
6,637,637		FNMA	5.500	11/1/18	NR	6,961
1,794,576		FNMA	5.500	11/1/33	NR	1,870
332,085		FNMA	4.500	09/1/33	NR	341
1,660,737		FNMA	5.000	10/1/33	NR	1,719
1,423,154		FNMA	5.000	08/1/33	NR	1,473
2,052,916		FNMA	5.000	11/1/33	NR	2,125
3,580,242		FNMA	5.500	04/1/36	NR	3,724
2,133,410		FNMA	5.500	11/1/33	NR	2,224
2,245,160		FNMA	5.500	11/1/33	NR	2,340
2,903,482		FNMA	5.500	11/1/33	NR	3,026
4,340,756		FNMA	5.000	12/1/18	NR	4,536
591,990		FNMA	5.500	12/1/33	NR	617
1,002,195		FNMA	5.500	12/1/33	NR	1,045
644,900		FNMA	4.500	05/1/19	NR	668
400,015		FNMA	5.500	12/1/33	NR	417
2,599,795		FNMA	5.500	11/1/33	NR	2,710
28,359,323		Federal Home Loan Mortgage Corp (FHLMC)	5.500	04/1/36	NR	29,490
16,000,000		FHLMC	6.000	05/15/39	NR	16,680
5,517,862		Government National Mortgage Association (GNMA)	6.500	11/20/38	NR	5,789
22,000,000		GNMA	6.000	05/15/39	NR	22,920
1,341,768		GNMA	5.500	07/15/33	NR	1,403
7,104,166		GNMA	6.000	02/20/37	NR	7,423
15,000,000		GNMA	5.500	05/15/39	NR	15,567
4,683,332		GNMA	5.000	04/15/38	NR	4,866
75,059		GNMA	8.000	06/15/22	NR	81
1,590		GNMA	8.500	12/15/09	NR	2
283		GNMA	9.000	12/15/09	NR	-	^
13,109		GNMA	6.500	08/15/23	NR	14
14,086		GNMA	6.500	09/15/23	NR	15
328,880		GNMA	6.500	05/20/31	NR	351
4,639		GNMA	8.500	10/15/09	NR	5
47,901		GNMA	6.500	08/15/23	NR	50
3,208,161		GNMA	6.000	08/20/38	NR	3,352
1,382,405		GNMA	6.000	01/20/37	NR	1,444
3,653,206		GNMA	6.000	08/15/38	NR	3,822
4,980,910		GNMA	6.230	09/15/43	NR	5,085
3,445,631		GNMA	5.220	04/15/15	NR	3,508
111,470		GNMA	9.000	12/15/17	NR	120
1,357,330		GNMA	6.000	10/20/36	NR	1,419
10,528,191		GNMA	4.390	08/16/30	NR	10,671
		TOTAL MORTGAGE BACKED				1,019,494

MUNICIPAL BONDS - 1.47%
1,860,000		Allegheny County Redevelopment Authority	5.000	09/1/11	NR	1,932
1,625,000		Atlanta Urban Residential Finance Authority	5.070	12/1/11	Aa3	1,656
4,500,000	g	Basin Electric Power Coop	6.130	06/1/41	Aa3	3,961
655,000		Bellevue Community Schools	4.630	05/1/10	Aa3	655
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/1/15	Aaa	2,477

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 1,500,000		City of Dallas TX	5.200%	02/15/35	Aa1	$1,366
4,000,000		City of Dallas TX	5.080	02/15/22	Aa1	3,925
970,000		City of Eugene OR	6.320	08/1/22	Aa3	1,000
5,000,000		City of New York NY	4.500	06/1/15	Aa3	4,976
1,055,000	j	City of Oakland CA	0.000	12/15/11	A1	903
825,000		County of Harnett NC	5.150	05/1/12	Aa3	836
2,605,000		County of Mercer NJ	5.380	02/1/17	Aa2	2,649
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric	5.110	09/1/18	Aa2	1,663
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	Baa1	1,506
8,445,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	Aaa	8,619
2,000,000		Guadalupe Valley Electric Coop, Inc	5.670	10/1/32	NR	1,637
1,000,000		Kansas Development Finance Authority	4.590	05/1/14	Aa2	1,030
1,350,000		Kansas Development Finance Authority	4.720	05/1/15	Aa2	1,381
3,580,000	g	LL & P Wind Energy, Inc	5.220	12/1/12	A3	3,643
3,000,000		Metropolitan Washington Airports Authority	5.690	10/1/30	Aa3	2,670
1,000,000		Minnesota State Municipal Power Agency	4.510	10/1/09	A3	1,011
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/1/14	Baa1	5,063
2,175,000		New York City Housing Development Corp	4.660	11/1/10	Aa2	2,193
3,170,000		New York State Environmental Facilities Corp	4.900	12/15/11	NR	3,243
3,000,000		New York State Urban Development Corp	6.500	12/15/18	NR	3,222
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	Aa2	2,333
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/1/14	Aa3	2,645
2,050,000		State of Hawaii	4.670	05/1/14	Aa2	2,123
5,570,000		State of Illinois	4.350	06/1/18	Aa3	5,316
3,050,000		State of Oregon	5.030	08/1/14	Aa2	3,223
3,265,000		State of Texas	4.900	08/1/20	Aa1	3,137
5,210,000		State of Washington	5.050	01/1/18	Aa2	5,221
1,033,000		State of Wisconsin	5.700	05/1/26	Aa3	957
4,250,000		Tennessee State School Bond Authority	7.750	05/1/15	Aa2	4,496
2,025,000		University Central Fl University Revenues	5.130	10/1/20	WR	1,601
		TOTAL MUNICIPAL BONDS				94,269

U.S. TREASURY SECURITIES - 4.57%
5,650,000		United States Treasury Bond	4.380	02/15/38	NR	6,418
8,176,000		United States Treasury Bond	5.380	02/15/31	NR	10,308
65,800,000		United States Treasury Bond	8.000	11/15/21	NR	97,363
22,673,000		United States Treasury Note	1.880	02/28/14	NR	22,921
2,960,000		United States Treasury Note	2.630	02/29/16	NR	3,036
4,200,000		United States Treasury Note	0.880	01/31/11	NR	4,209
27,117,200		United States Treasury Note	2.750	02/15/19	NR	27,266
2,916,000		United States Treasury Note	1.380	03/15/12	NR	2,936
3,500,000		United States Treasury Note	2.380	03/31/16	NR	3,523
58,150,000		United States Treasury Note	1.750	03/31/14	NR	58,350
2,670,000		United States Treasury Note	3.130	09/30/13	NR	2,859
7,000,000		United States Treasury Note	2.750	10/31/13	NR	7,383
3,300,000		United States Treasury Note	4.000	08/15/18	NR	3,667
6,925,000		United States Treasury Note	4.500	05/15/38	NR	8,085
4,493,000		United States Treasury Note	1.500	12/31/13	NR	4,482
11,576,000		United States Treasury Note	2.000	11/30/13	NR	11,815
17,480,000		United States Treasury Note	3.750	11/15/18	NR	19,054
		TOTAL U.S. TREASURY SECURITIES				293,675

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
		TOTAL GOVERNMENT BONDS				$1,652,882
		(Cost $1,597,770)

STRUCTURED ASSETS - 3.03%
ASSET BACKED - 1.38%
$ 3,501,139	i	Chase Funding Loan Acquisition Trust	1.090%	06/25/34	Aa1	1,792
731,673	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	249
1,247,231		Countrywide Asset-Backed Certificates	5.980	01/25/17	Aaa	859
3,532,598	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	Aaa	3,046
12,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	3,029
3,500,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa2	3,056
2,282,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	1,126
322,441	i	GSAA Trust	5.690	04/25/34	Aaa	321
2,352,319		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	Aaa	2,194
4,000,000		HFC Home Equity Loan Asset Backed Certificates	5.730	03/20/36	Aaa	2,574
517,459		HFC Home Equity Loan Asset Backed Certificates	5.790	03/20/36	Aaa	506
19,000,000		Household Automotive Trust	5.340	09/17/13	Aaa	18,402
7,500,000		Household Credit Card Master Note Trust I	5.100	06/15/12	Aaa	7,476
2,393,561	g	Marriott Vacation Club Owner Trust	5.520	05/20/29	Aaa	1,909
1,916,805		MP Environmental Funding LLC	4.980	07/15/14	Aaa	1,974
3,250,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Baa3	2,080
2,518,924		Residential Asset Mortgage Products, Inc	4.970	09/25/33	Aaa	1,837
200,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	Aa2	57
7,000,000		Residential Funding Mortgage Securities II, Inc	5.450	09/25/36	Aa1	5,702
2,000,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	Aa1	842
18,000,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	Aa3	9,491
5,003,000		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	Aa1	4,014
5,700,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Aa3	3,380
4,000,000		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	Aa1	3,552
9,000,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	Aa3	5,223
1,319,236	g	Sierra Receivables Funding Co	5.840	05/20/18	Baa3	1,072
1,578,972	g	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	A3	1,461
2,158,497	g,i	Wachovia Loan Trust	0.880	05/25/35	Aaa	1,228
		TOTAL ASSET BACKED				88,452

OTHER MORTGAGE BACKED - 1.65%
1,920,000	i	Banc of America Commercial Mortgage, Inc	5.080	11/10/42	Aaa	1,560
5,000,000	i	Banc of America Commercial Mortgage, Inc	5.630	04/10/49	Aaa	4,084
997,299	g,i	Banc of America Large Loan, Inc	1.070	08/15/29	Aaa	651
2,214,712		Banc of America Mortgage Securities, Inc	6.000	05/25/36	Ba3	2,032
1,677,215		Bank of America Alternative Loan Trust	5.500	09/25/19	Aaa	1,581
1,765,000	m	Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	Aaa	1,325
2,520,000	i	Bear Stearns Commercial Mortgage Securities	5.990	09/11/42	Aaa	650
1,100,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW11
		(Class A4)	5.460	03/11/39	Aaa	912
3,004,509	i	Citigroup Commercial Mortgage Trust	5.620	12/10/49	Aaa	2,954
2,300,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.620	10/15/48	Aaa	1,696
4,251,621		Countrywide Alternative Loan Trust	5.500	08/25/16	Aaa	3,910
3,225,000		Countrywide Alternative Loan Trust	5.380	01/25/35	NR	2,481

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING†	VALUE (000)
$ 6,181,714		Countrywide Home Loan Mortgage Pass Through Trust	4.750%	09/25/18	NR	$6,158
2,936,224		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	NR	2,806
5,375,000	g,i	Credit Suisse Mortgage Capital Certificates	0.740	04/15/22	Aaa	4,123
2,600,000		Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	Aaa	1,569
1,800,000	i	Credit Suisse Mortgage Capital Certificates	5.540	01/15/49	Aaa	1,198
3,750,000	i	Credit Suisse Mortgage Capital Certificates	5.460	02/15/40	A2	834
444,027	g,i	Credit Suisse Mortgage Capital Certificates	0.660	10/15/21	Aaa	355
6,889,082	g,i	Credit Suisse/Morgan Stanley Commercial Mortgage Certificate	0.750	05/15/23	Aaa	5,427
5,835,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	Aaa	4,484
1,345,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	Aaa	1,160
4,883,087		CS First Boston Mortgage Securities Corp	6.000	07/25/35	Aaa	4,123
1,890,038	i	GE Capital Commercial Mortgage Corp	5.330	11/10/45	Aaa	906
945,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	681
5,000,000		Greenwich Capital Commercial Funding Corp	5.600	12/10/49	Aaa	4,029
2,615,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.750	02/12/49	Aaa	1,114
1,240,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.860	04/15/45	Aaa	1,103
9,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.260	07/12/37	Aaa	8,038
1,766,550	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.930	07/15/19	Aaa	1,270
3,525,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.740	02/15/20	Aaa	1,901
1,925,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.580	02/12/51	Aaa	462
1,015,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	Aaa	910
2,330,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	Aaa	1,846
2,741,099	g,i	Lehman Brothers Floating Rate Commercial Mortgage Trust	0.640	09/15/21	Aaa	2,028
569,318		MASTR Asset Securitization Trust	5.000	10/25/20	Aaa	505
2,000,000	i	Merrill Lynch Mortgage Trust	6.270	02/12/51	Aaa	903
1,300,000	i	Merrill Lynch Mortgage Trust	5.660	05/12/39	Aaa	940
1,645,209	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	Aaa	832
3,250,000	i	Merrill Lynch Mortgage Trust	6.270	02/12/51	A1	773
1,485,000	g,i	Merrill Lynch Mortgage Trust	6.270	02/12/51	A3	180
2,515,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	08/12/49	Aaa	1,054
2,015,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.860	09/12/49	Aaa	884
1,928,000		Morgan Stanley Capital I	4.970	12/15/41	Aaa	1,671
2,650,000		Morgan Stanley Capital I	5.170	01/14/42	Aaa	2,094
3,375,000	i	Morgan Stanley Capital I	5.270	06/13/41	Aaa	2,807
1,211,000	i	Morgan Stanley Capital I	5.730	07/12/44	Aaa	937
1,000,000		Morgan Stanley Dean Witter Capital I	5.080	09/15/37	Aaa	939
4,000,000		Wachovia Bank Commercial Mortgage Trust	5.420	04/15/47	Aaa	3,156
4,700,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	Aaa	2,060
3,710,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.680	09/15/21	A1	1,561
4,141,853	i	Wells Fargo Mortgage Backed Securities Trust	5.080	03/25/36	NR	2,469
3,540,408	i	Wells Fargo Mortgage Backed Securities Trust	5.860	04/25/36	NR	1,921
		TOTAL OTHER MORTGAGE BACKED				106,047

		TOTAL STRUCTURED ASSETS				194,499
		(Cost $266,583)

		TOTAL BONDS				2,491,604
		(Cost $2,553,688)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
PREFERRED STOCKS - 0.02%

DEPOSITORY INSTITUTIONS - 0.01%
82,350	e	Bank of America Corp	$823
		TOTAL DEPOSITORY INSTITUTIONS	823

NONDEPOSITORY INSTITUTIONS - 0.01%
233,115		Federal Home Loan Mortgage Corp (FHLMC)	107
740,991	e	Federal National Mortgage Association (FNMA)	526
		TOTAL NONDEPOSITORY INSTITUTIONS	633

		TOTAL PREFERRED STOCKS	1,456
		(Cost $26,411)

COMMON STOCKS - 59.07%

AMUSEMENT AND RECREATION SERVICES - 0.37%
29,300	*	Ticketmaster	108
1,317,138		Walt Disney Co	23,919
		TOTAL AMUSEMENT AND RECREATION SERVICES	24,027

APPAREL AND ACCESSORY STORES - 0.47%
82,700	e	American Eagle Outfitters, Inc	1,012
12,300	*,e	AnnTaylor Stores Corp	64
1,200	e	Buckle, Inc	38
16,100		Burberry Group plc	65
2,700	*,e	Cache, Inc	8
3,931	*,e	Casual Male Retail Group, Inc	2
14,700		Cato Corp (Class A)	269
1,800	*	Charlotte Russe Holding, Inc	15
26,700	*,e	Chico's FAS, Inc	143
3,400	e	Christopher & Banks Corp	14
3,973	*,e	Dress Barn, Inc	49
15,600		Fast Retailing Co Ltd	1,760
2,586	e	Finish Line, Inc (Class A)	17
52,692		Foot Locker, Inc	552
470,146		Gap, Inc	6,107
92,800		Hennes & Mauritz AB (B Shares)	3,489
65,390		Inditex S.A.	2,550
172,537	*	Kohl's Corp	7,302
251,190	e	Limited Brands, Inc	2,185
113,236	e	Nordstrom, Inc	1,897
62,944	e	Ross Stores, Inc	2,258
1,800	*,e	Shoe Carnival, Inc	19
14,007		Stage Stores, Inc	141
		TOTAL APPAREL AND ACCESSORY STORES	29,956

APPAREL AND OTHER TEXTILE PRODUCTS - 0.06%
1,000	e	Columbia Sportswear Co	30
1,550	*,e	Gymboree Corp	33
45,954		Liz Claiborne, Inc	113
30,600		Phillips-Van Heusen Corp	694
15,258	e	Polo Ralph Lauren Corp (Class A)	645

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
42,238	e	VF Corp	$2,412
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,927

AUTO REPAIR, SERVICES AND PARKING - 0.01%
57,395	*,e	Hertz Global Holdings, Inc	225
11,655		Ryder System, Inc	330
20,400	*,e	Wright Express Corp	372
		TOTAL AUTO REPAIR, SERVICES AND PARKING	927

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
2,050		Advance Auto Parts	84
28,804	*,e	Autozone, Inc	4,685
56,036	*,e	Carmax, Inc	697
11,532	*	Copart, Inc	342
436,492		Inchcape plc	471
3,300	*	Rush Enterprises, Inc (Class A)	29
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	6,308

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.68%
16,210	e	Fastenal Co	521
1,206,448		Home Depot, Inc	28,424
263,200		Kingfisher plc	565
766,801		Lowe's Cos, Inc	13,995
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	43,505

BUSINESS SERVICES - 3.54%
198,900	*	3Com Corp	615
39,141	*,e	3D Systems Corp	258
2,000	e	ABM Industries, Inc	33
600	*,e	Acacia Research (Acacia Technologies)	2
41,858		Adecco S.A.	1,308
4,500	e	Administaff, Inc	95
271,394	*	Adobe Systems, Inc	5,805
20,700	e	Aircastle Ltd	96
63,481	*,e	Akamai Technologies, Inc	1,232
38,041	*,e	Alliance Data Systems Corp	1,406
225,855	*	Art Technology Group, Inc	576
97,818	*	Autodesk, Inc	1,644
589,203		Automatic Data Processing, Inc	20,716
2,200	*,e	Avocent Corp	27
11,700	*,e	Blackboard, Inc	371
22,202	*,e	Blue Coat Systems, Inc	267
118,032	*	BMC Software, Inc	3,895
97,800	*,e	BPZ Energy, Inc	362
2,370		Brink's Co	63
3,170	*,e	Brink's Home Security Holdings, Inc	72
29,010	*,e	Cerner Corp	1,276
29,200	*,e	Ciber, Inc	80
71,694	*	Citrix Systems, Inc	1,623
67,618	*,e	Cogent, Inc	805
4,800	e	Cognex Corp	64
89,838	*	Compuware Corp	592

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
60,267	*	COMSYS IT Partners, Inc	$133
12,200	*,e	CSG Systems International, Inc	174
82,923		Dassault Systemes S.A.	3,224
12,600		Deluxe Corp	121
43,241	*,e	DivX, Inc	218
65,656	*,e	DST Systems, Inc	2,273
93,400	*,e	Earthlink, Inc	614
471,226	*	eBay, Inc	5,919
2,200	*,e	Eclipsys Corp	22
1,200		Equifax, Inc	29
118,983	*	Expedia, Inc	1,080
247,657		Experian Group Ltd	1,552
24,000	e	Fair Isaac Corp	338
54,216	*,e	FalconStor Software, Inc	130
641,000		Fujitsu Ltd	2,364
5,643	*,e	Gartner, Inc	62
74,248	e	Gevity HR, Inc	293
91,166	*	Google, Inc (Class A)	31,731
62,958		Hays plc	66
2,800	*	Hudson Highland Group, Inc	3
2,600		iGate Corp	8
127,401		IMS Health, Inc	1,589
72,477	*,e	Informatica Corp	961
208,450	e	Innovative Solutions & Support, Inc	882
12,000	e	Interactive Data Corp	298
42,117	*,e	Internap Network Services Corp	113
185,363	*	Intuit, Inc	5,005
43,824	*,e	Ipass, Inc	44
53,572	*,e	Iron Mountain, Inc	1,188
50,890	e	Jack Henry & Associates, Inc	831
45,100		JSR Corp	522
3,011	*,e	Kforce, Inc	21
39,506	*,e	Lamar Advertising Co (Class A)	385
91,500	*,e	Lawson Software, Inc	389
53,370	*,e	Lionbridge Technologies	52
24,926	*,e	Liquidity Services, Inc	174
24,316		Manpower, Inc	767
40,415	e	Marchex, Inc (Class B)	139
49,167	*,e	Mentor Graphics Corp	218
3,586,905		Microsoft Corp	65,891
40,747	*,e	MODUSLINK GLOBAL SOLUTIONS,Inc	106
394,216	*,e	MoneyGram International, Inc	465
70,842	*,e	Monster Worldwide, Inc	577
5,200	*	MPS Group, Inc	31
75,449	*,e	Network Equipment Technologies, Inc	267
165,999		NIC, Inc	863
286,573	*	Novell, Inc	1,221
75,058	*,e	Nuance Communications, Inc	815
312,214		Omnicom Group, Inc	7,306
8,600	*,e	Omniture, Inc	113
3,300	*	Online Resources Corp	14
36,260	*	Parametric Technology Corp	362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
16,200		Pegasystems, Inc	$301
1,500	*,e	Progress Software Corp	26
112,997	*,e	Radisys Corp	685
75,439	*,e	RealNetworks, Inc	176
89,858	*,e	Red Hat, Inc	1,603
90,456	e	Robert Half International, Inc	1,613
54,977	*	S1 Corp	283
46,265	*,e	Salesforce.com, Inc	1,514
92,740	*,e	Sapient Corp	415
57,300		Secom Co Ltd	2,101
51,141	*	Smith Micro Software, Inc	267
28,120	*,e	SonicWALL, Inc	125
222,719	*,e	Sonus Networks, Inc	350
445,801	*	Sun Microsystems, Inc	3,263
20,300	*,e	Sybase, Inc	615
540,920	*	Symantec Corp	8,081
28,900	*,e	SYNNEX Corp	568
1,700	e	Syntel, Inc	35
17,284	*	TeleTech Holdings, Inc	188
147,800	*	TIBCO Software, Inc	868
63,669	*	TNS, Inc	521
178,082		Total System Services, Inc	2,459
29,020	*	TradeStation Group, Inc	192
15,133	*,e	Ultimate Software Group, Inc	261
31,867		United Online, Inc	142
32,414	*,e	Vasco Data Security International	187
2,100		Viad Corp	30
63,938	*,e	VirnetX Holding Corp	78
207,652	e	Visa, Inc (Class A)	11,545
1,500	*	Vocus, Inc	20
2,100	*,e	Volt Information Sciences, Inc	14
683,960		WPP plc	3,854
		TOTAL BUSINESS SERVICES	227,626

CHEMICALS AND ALLIED PRODUCTS - 8.74%
1,400	*,e	Acadia Pharmaceuticals, Inc	1
22,000		Agrium, Inc	797
84,202		Air Liquide	6,851
310,451		Air Products & Chemicals, Inc	17,463
4,570		Alberto-Culver Co	103
22,880	*,e	Alexion Pharmaceuticals, Inc	862
81,611	*,e	Alexza Pharmaceuticals, Inc	180
13,974	*	Alkermes, Inc	170
1,400	*,e	Alnylam Pharmaceuticals, Inc	27
500	*,e	AMAG Pharmaceuticals, Inc	18
669,930	*	Amgen, Inc	33,175
14,752	*,e	Arena Pharmaceuticals, Inc	44
4,001	*,e	Array Biopharma, Inc	11
57,000		Asahi Kasei Corp	204
184,300		Astellas Pharma, Inc	5,623
286,796		AstraZeneca plc	10,086
21,108	*,e	Auxilium Pharmaceuticals, Inc	585

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
155,073	e	Avery Dennison Corp	$3,464
195,896		Avon Products, Inc	3,767
1,200	e	Balchem Corp	30
10,900		Beiersdorf AG.	489
35,242	*,e	Biodel, Inc	184
164,055	*	Biogen Idec, Inc	8,600
57,727	*,e	BioMarin Pharmaceuticals, Inc	713
46,011	*,e	BioMimetic Therapeutics, Inc	327
1,288,279		Bristol-Myers Squibb Co	28,239
30,800	*,e	Calgon Carbon Corp	436
12,960	*,e	Caraco Pharmaceutical Laboratories Ltd	46
169,985	*	Celgene Corp	7,547
19,166	*	Cell Genesys, Inc	6
154,500		Chugai Pharmaceutical Co Ltd	2,591
7,045	e	Church & Dwight Co, Inc	368
42,171	e	Clorox Co	2,171
377,274		Colgate-Palmolive Co	22,252
17,881	*,e	Cypress Bioscience, Inc	127
253,100		Daiichi Sankyo Co Ltd	4,214
77,374	*,e	Dendreon Corp	325
251,617	*,e	Durect Corp	561
270,452		Ecolab, Inc	9,393
108,100		Eisai Co Ltd	3,145
736,270		Eli Lilly & Co	24,599
4,012	e	Estee Lauder Cos (Class A)	99
5,471	*	Facet Biotech Corp	52
170,865	*	Genzyme Corp	10,148
22,156	*,e	Geron Corp	99
538,742	*	Gilead Sciences, Inc	24,955
400		Givaudan S.A.	207
75,227		H.B. Fuller Co	978
165,170		Henkel KGaA	4,494
60,776	*,e	Human Genome Sciences, Inc	50
36,523	*,e	Idexx Laboratories, Inc	1,263
21,085	*	Immucor, Inc	530
22,086		Innophos Holdings, Inc	249
35,203	*,e	Inverness Medical Innovations, Inc	937
31,878	*	Invitrogen Corp	1,035
205,525	*,e	Javelin Pharmaceuticals, Inc	296
1,252,729		Johnson & Johnson	65,894
202,000		Kao Corp	3,916
17,500		Kuraray Co Ltd	148
38,274		Linde AG.	2,603
65,885		L'Oreal S.A.	4,534
49,413		Lubrizol Corp	1,681
38,348	*,e	Medarex, Inc	197
21,256	e	Minerals Technologies, Inc	681
234,000		Mitsubishi Chemical Holdings Corp	794
47,300	e	Nalco Holding Co	618
71,281	*,e	Neurocrine Biosciences, Inc	253
376,443		Novartis AG.	14,247
58,514	*,e	Noven Pharmaceuticals, Inc	555

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
125,635		Novo Nordisk AS (Class B)	$6,017
6,700		Novozymes AS (B Shares)	484
1,500	*,e	OraSure Technologies, Inc	4
31,300	*	Par Pharmaceutical Cos, Inc	296
27,361	e	PDL BioPharma, Inc	194
74,949	e	Perrigo Co	1,861
2,400	*,e	PetMed Express, Inc	40
21,168	*,e	Pharmasset, Inc	208
29,744	*,e	PharMerica Corp	495
15,800	*	Potash Corp of Saskatchewan	1,278
73,809	*,e	Pozen, Inc	452
149,556		PPG Industries, Inc	5,519
342,974		Praxair, Inc	23,079
70,317	*,e	Prestige Brands Holdings, Inc	364
1,319,639		Procter & Gamble Co	62,142
27,366	*,e	Progenics Pharmaceuticals, Inc	180
170,056		Reckitt Benckiser Group plc	6,390
116,895		Roche Holding AG.	16,041
234,284		Rohm & Haas Co	18,471
62,014		RPM International, Inc	789
58,884	*,e	Salix Pharmaceuticals Ltd	559
821,487		Schering-Plough Corp	19,346
34,028	e	Sensient Technologies Corp	800
34,543	*	Sepracor, Inc	506
102,500		Shin-Etsu Chemical Co Ltd	4,939
158,000		Shionogi & Co Ltd	2,688
210,000		Shiseido Co Ltd	3,044
161,318	e	Sigma-Aldrich Corp	6,096
10,200		Solvay S.A.	715
309,000		Sumitomo Chemical Co Ltd	1,040
47,726	*,e	SuperGen, Inc	86
280,000		Toray Industries, Inc	1,117
213,000		UBE Industries Ltd	383
5,000	*,e	United Therapeutics Corp	330
18,375	*,e	USANA Health Sciences, Inc	411
41,400		Valspar Corp	827
30,031	*,e	Vertex Pharmaceuticals, Inc	863
725,550		Wyeth	31,228
20,900		Yara International ASA	458
44,333	*,e	Zymogenetics, Inc	177
		TOTAL CHEMICALS AND ALLIED PRODUCTS	561,224

COMMUNICATIONS - 3.11%
148,096	e	Alaska Communications Systems Group, Inc	992
311,946	*	American Tower Corp (Class A)	9,493
1,160	*,e	Anixter International, Inc	37
114,600		BCE, Inc	2,283
54,682		Belgacom S.A.	1,714
87,173	*,e	Centennial Communications Corp	720
39	e	CenturyTel, Inc	1
14,900	*	Cincinnati Bell, Inc	34
94,200	*,e	Cox Radio, Inc (Class A)	386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
262,357	*,e	Crown Castle International Corp	$5,355
563,851	*,e	DIRECTV Group, Inc	12,850
190,393		Embarq Corp	7,206
33,529	e	Entercom Communications Corp (Class A)	37
345,020	*,e	Entravision Communications Corp (Class A)	90
11,587	*,e	Equinix, Inc	651
346,475	e	Fairpoint Communications, Inc	270
699,695	*,e	FiberTower Corp	140
22,077	e	Fisher Communications, Inc	215
1,009,010	e	Frontier Communications Corp	7,245
381,268	e	Gray Television, Inc	122
16,940	e	Hearst-Argyle Television, Inc	70
89,151	*	IAC/InterActiveCorp	1,358
373,196	*,e	ICO Global Communications Holdings Ltd (Class A)	131
21,459	*	iPCS, Inc	208
1,366,077		ITV plc	372
1,074		KDDI Corp	5,013
65,574	*,e	Leap Wireless International, Inc	2,286
269,725	*,e	Liberty Global, Inc (Class A)	3,927
261,463	*,e	Liberty Media Corp - Capital (Series A)	1,825
544,676	*	Liberty Media Corp - Entertainment (Series A)	10,866
436,006	*	Liberty Media Holding Corp (Interactive A)	1,264
250,634	*,e	Lin TV Corp (Class A)	281
3,400	*	Lodgenet Entertainment Corp	5
81,220	*,e	Mediacom Communications Corp (Class A)	327
131,422	*,e	MetroPCS Communications, Inc	2,245
18,050	*,e	NeuStar, Inc (Class A)	302
91,232	*	NII Holdings, Inc (Class B)	1,368
8,800		NTELOS Holdings Corp	160
5,186		NTT DoCoMo, Inc	7,005
219,990		Portugal Telecom SGPS S.A.	1,704
54,500		Rogers Communications, Inc (Class B)	1,256
115,304	e	Scripps Networks Interactive (Class A)	2,595
41,700		Shaw Communications, Inc (B Shares)	636
1,482,046	*	Sprint Nextel Corp	5,291
82,185	e	SureWest Communications	641
23,851		Swisscom AG.	6,700
17,333	*,e	Switch & Data Facilities Co, Inc	152
49,774	*,e	Syniverse Holdings, Inc	784
1,057,656		Telecom Corp of New Zealand Ltd	1,376
2,794,407		Telecom Italia S.p.A.	3,605
2,449,658		Telecom Italia S.p.A.	2,495
18,000		Telekom Austria AG.	273
141,263		TeliaSonera AB	681
11,900		TELUS Corp	311
49,300	*,e	Terremark Worldwide, Inc	133
109,413	*	TerreStar Corp	61
329,919	e	Time Warner Cable, Inc	8,182
78,654	*,e	TiVo, Inc	554
1,442,734		Verizon Communications, Inc	43,571
565,681	*	Viacom, Inc (Class B)	9,832
8,206,430		Vodafone Group plc	14,454

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
652,568		Windstream Corp	$5,260
		TOTAL COMMUNICATIONS	199,401

DEPOSITORY INSTITUTIONS - 3.70%
3,564	e	Associated Banc-Corp	55
410,816		Australia & New Zealand Banking Group Ltd	4,499
833,789		Banco Bilbao Vizcaya Argentaria S.A.	6,769
209,409	*	Banco Comercial Portugues S.A.	172
152,157		Banco Espirito Santo S.A.	592
527,687		Banco Santander Central Hispano S.A.	3,639
2,204,012		Bank of America Corp	15,031
15,936	e	Bank of Hawaii Corp	526
70,500		Bank of Montreal	1,845
627,873		Bank of New York Mellon Corp	17,737
195,800		Bank of NOVA Scotia	4,825
34,713	e	BankAtlantic Bancorp Inc (Class A)	70
499,844	e	BB&T Corp	8,457
700	e	BOK Financial Corp	24
40,100		Canadian Imperial Bank of Commerce/Canada	1,459
29,001	e	City National Corp	979
107,800	e	Colonial Bancgroup, Inc	97
110,404	e	Comerica, Inc	2,021
341,588	m	Commonwealth Bank of Australia	8,249
2,000	e	Community Bank System, Inc	34
143,286		Dexia	495
39,100		DNB NOR Holding ASA	176
2,300	*,e	Euronet Worldwide, Inc	30
639,730	e	Fifth Third Bancorp	1,868
133,704	e,h	First Horizon National Corp	1,436
6,872	e	First Midwest Bancorp, Inc	59
214,387	*,e	Flagstar Bancorp, Inc	161
22,979	e	Fulton Financial Corp	152
171,600		Hang Seng Bank Ltd	1,728
1,958,787		HSBC Holdings plc	11,102
184,955		Hudson City Bancorp, Inc	2,162
562,389		ING Groep NV	3,101
1,147	e	International Bancshares Corp	9
237,000		Joyo Bank Ltd	1,087
338,763	e	Keycorp	2,666
2,350,659		Lloyds TSB Group plc	2,385
105,185	e	M&T Bank Corp	4,759
193,093	e	Marshall & Ilsley Corp	1,087
39,426	*	Metavante Technologies, Inc	787
2,072,000		Mizuho Financial Group, Inc	3,935
357,039		National Australia Bank Ltd	4,990
143,300	e	New York Community Bancorp, Inc	1,601
20,699	e	NewAlliance Bancshares, Inc	243
144,570		Northern Trust Corp	8,648
19,938	e	Old National Bancorp	223

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
90	e	Pacific Capital Bancorp	$1
27,020		People's United Financial, Inc	486
341,735	e	PNC Financial Services Group, Inc	10,009
80,514		Popular, Inc	176
49,919	e	Provident Financial Services, Inc	540
543,976	e	Regions Financial Corp	2,317
176,400		Resona Holdings, Inc	2,335
266,110		Royal Bank of Canada	7,763
3,812,633		Royal Bank of Scotland Group plc	1,340
1,000	e	S&T Bancorp, Inc	21
723,000		Shinsei Bank Ltd	723
428,200		Shizuoka Bank Ltd	3,824
16,852	e	South Financial Group, Inc	19
227,015		State Street Corp	6,988
451,900		Sumitomo Trust & Banking Co Ltd	1,703
32,200		Suncorp-Metway Ltd	134
341,301	e	SunTrust Banks, Inc	4,007
20,725	*,e	SVB Financial Group	415
250,210		Svenska Handelsbanken (A Shares)	3,546
122,904	e	Synovus Financial Corp	399
129,611		Toronto-Dominion Bank	4,468
292,370	e	UCBH Holdings, Inc	441
2,443,086		UniCredito Italiano S.p.A	4,031
1,165,241		US Bancorp	17,024
309	e	W Holding Co, Inc	3
3,378	e	Washington Federal, Inc	45
2,724	e	Webster Financial Corp	12
1,692,028		Wells Fargo & Co	24,094
642,544		Westpac Banking Corp	8,529
1,700	e	Whitney Holding Corp	19
15,506	e	Zions Bancorporation	153
		TOTAL DEPOSITORY INSTITUTIONS	237,535

EATING AND DRINKING PLACES - 0.66%
35,220	*,e	AFC Enterprises	159
7,343	e	Bob Evans Farms, Inc	165
4,000	e	CKE Restaurants, Inc	34
476,283		Compass Group plc	2,180
109,941	e	Darden Restaurants, Inc	3,766
1,346		DineEquity, Inc	16
3,400	*,e	Domino's Pizza, Inc	22
638,950		McDonald's Corp	34,868
12,376	e	O'Charleys, Inc	37
24,228	*,e	Sonic Corp	243
5,700	*,e	Steak N Shake Co	43
195,338	e	Wendy's/Arby's Group, Inc (Class A)	982
		TOTAL EATING AND DRINKING PLACES	42,515

EDUCATIONAL SERVICES - 0.03%
32,200		Benesse Corp	1,177
700	*,e	Corinthian Colleges, Inc	14

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
900		DeVry, Inc	$43
6,727	*,e	ITT Educational Services, Inc	817
		TOTAL EDUCATIONAL SERVICES	2,051

ELECTRIC, GAS, AND SANITARY SERVICES - 4.19%
561,251	*	AES Corp	3,261
158,196		AGL Resources, Inc	4,197
144,229		Alliant Energy Corp	3,561
1,000	e	American States Water Co	36
121,956		Aqua America, Inc	2,439
154,489		Atmos Energy Corp	3,572
301,462		Avista Corp	4,154
2,700	e	California Water Service Group	113
130,506	*,e	Calpine Corp	889
232,447		Centerpoint Energy, Inc	2,424
22,932	e	Central Vermont Public Service Corp	397
1,490,755		Centrica plc	4,872
22,260	e	CH Energy Group, Inc	1,044
197,649	*,e	Clean Energy Fuels Corp	1,204
336,109	e	Cleco Corp	7,290
601,000		CLP Holdings Ltd	4,129
419,475	e	Consolidated Edison, Inc	16,615
81,563		Contact Energy Ltd	266
100,471	e	Crosstex Energy, Inc	165
209,564		Edison International	6,038
635,268		El Paso Corp	3,970
65,437		Enbridge, Inc	1,887
1,144,052		Enel S.p.A.	5,491
44,694		Energen Corp	1,302
242,505		FPL Group, Inc	12,302
93,963		Gas Natural SDG S.A., New Shares	1,285
93,963	*	Gas Natural SDG S.A.	1,285
353,024	e	Hawaiian Electric Industries, Inc	4,851
916,500		Hong Kong & China Gas Ltd	1,445
122,000		Hong Kong Electric Holdings Ltd	724
1,064,346		Iberdrola S.A.	7,466
298,477		Idacorp, Inc	6,972
764,759		International Power plc	2,310
3,500	e	ITC Holdings Corp	153
29,634		Laclede Group, Inc	1,155
67,199	e	MGE Energy, Inc	2,108
252,247		National Fuel Gas Co	7,736
705,443		National Grid plc	5,420
23,500	e	New Jersey Resources Corp	799
96,683	e	Nicor, Inc	3,213
699,076		NiSource, Inc	6,851
155,448		Northeast Utilities	3,356
24,397	e	Northwest Natural Gas Co	1,059
172,652	*	NRG Energy, Inc	3,039
134,289	e	NSTAR	4,281
53,193		Oest Elektrizitatswirts AG. (Class A)	2,021
490,132		OGE Energy Corp	11,675

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
111,886		Oneok, Inc	$2,532
773,000		Osaka Gas Co Ltd	2,405
780,075		Pepco Holdings, Inc	9,735
157,550	e	PG&E Corp	6,022
148,316		Piedmont Natural Gas Co, Inc	3,840
86,475		Pinnacle West Capital Corp	2,297
280,506		PPL Corp	8,053
193,265		Public Power Corp	3,492
251,280		Public Service Enterprise Group, Inc	7,405
263,557		Questar Corp	7,756
147,035	e	Resource America, Inc (Class A)	587
350,395		Scottish & Southern Energy plc	5,576
150,280		Sempra Energy	6,949
427,854		Sierra Pacific Resources	4,018
28,831		SJW Corp	733
101,100		Snam Rete Gas S.p.A.	543
71,498	e	South Jersey Industries, Inc	2,502
26,519		Southwest Gas Corp	559
3,300	e	Southwest Water Co	14
450,040	e	TECO Energy, Inc	5,018
68,500		Terna Rete Elettrica Nazionale S.p.A.	213
168,900		Tohoku Electric Power Co, Inc	3,694
796,000		Tokyo Gas Co Ltd	2,774
59,864		UGI Corp	1,413
28,742	e	UIL Holdings Corp	642
46,400		Union Fenosa S.A.	1,110
76,256	e	WGL Holdings, Inc	2,501
504,850		Williams Cos, Inc	5,745
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	268,950

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.49%
223,172	*,e	Adaptec, Inc	536
38,375	*,e	Advanced Energy Industries, Inc	289
133,981	*	Advanced Micro Devices, Inc	409
2,655	*,e	American Superconductor Corp	46
231,972	e	Ametek, Inc	7,254
22,178	*,e	Anadigics, Inc	46
41,500	*	Avnet, Inc	727
20,574	e	Baldor Electric Co	298
18,000	*,e	Benchmark Electronics, Inc	202
2,995,105	*	Cisco Systems, Inc	50,228
65,729	*,e	Conexant Systems, Inc	43
45,830	*,e	Cree, Inc	1,078
7,400		CTS Corp	27
24,500	*,e	Dolby Laboratories, Inc (Class A)	836
3,605	*,e	DTS, Inc	87
74,699		Eaton Corp	2,753
4,425	*,e	Energy Conversion Devices, Inc	59
390,418		Ericsson (LM) (B Shares)	3,206
46	*,e	Evergreen Solar, Inc	-	^
611,470	*,e	Finisar Corp	269
22,630	*,e	First Solar, Inc	3,003

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
64,399		Gamesa Corp Tecnologica S.A.	$826
67,454	*	GrafTech International Ltd	415
13,100	*,e	Greatbatch, Inc	253
14,175	e	Harman International Industries, Inc	192
69,668	*	Harmonic, Inc	453
1,200	*,e	Hittite Microwave Corp	37
54,455	*,e	Hutchinson Technology, Inc	141
35,700		Ibiden Co Ltd	853
2,986,789		Intel Corp	44,951
23,012	*,e	InterDigital, Inc	593
349,878		Koninklijke Philips Electronics NV	5,151
28,300		Kyocera Corp	1,853
11,300	e	Lincoln Electric Holdings, Inc	358
1,068	*,e	Littelfuse, Inc	12
63,953	*,e	Loral Space & Communications, Inc	1,366
313,663	*	LSI Logic Corp	954
226,000		Matsushita Electric Industrial Co Ltd	2,441
20,000		Matsushita Electric Works Ltd	145
14,183	*,e	Mattson Technology, Inc	12
30,404	*,e	Medis Technologies Ltd	13
333,942	*,e	Micron Technology, Inc	1,356
67,684	*	Microtune, Inc	123
1,287,069		Motorola, Inc	5,444
23,600		Murata Manufacturing Co Ltd	901
162,306	*,e	NetApp, Inc	2,409
26,100		Nidec Corp	1,160
36,300		Nitto Denko Corp	735
503,415		Nokia Oyj	5,939
218,071	*,e	ON Semiconductor Corp	850
69,596	*,e	Oplink Communications, Inc	536
40,673	e	Plantronics, Inc	491
54,160	*,e	Polycom, Inc	834
15,700	*,e	Power-One, Inc	14
227,544	*,e	Powerwave Technologies, Inc	135
28,866	*	Q-Cells AG.	563
66,106	*	QLogic Corp	735
917,367		Qualcomm, Inc	35,695
74,722	*,e	Quantum Fuel Systems Technologies Worldwide, Inc	60
51,131	*	RF Micro Devices, Inc	68
62,000		Ricoh Co Ltd	728
2,400		Rohm Co Ltd	119
683,000	*	Sanyo Electric Co Ltd	1,007
46,000		Sharp Corp	361
109,628	*,e	Silicon Storage Technology, Inc	181
2,225,183	*,e	Sirius XM Radio, Inc	779
66,239	*,e	Skyworks Solutions, Inc	534
99,900		Sony Corp	2,016
349,173		STMicroelectronics NV	1,757
21,225	*,e	Sunpower Corp (Class A)	505
84,452	*	Sycamore Networks, Inc	225
145,266	*,e	Symmetricom, Inc	508
19,183	*,e	Synaptics, Inc	513

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
26,000		TDK Corp	$959
40,403	*,e	Tekelec	535
41,409		Teleflex, Inc	1,619
197,426	*	Tellabs, Inc	904
8,100	*,e	Tessera Technologies, Inc	108
932,187		Texas Instruments, Inc	15,390
52,499	*	Thomas & Betts Corp	1,314
126,305	*	Triquint Semiconductor, Inc	312
11,800	*,e	TTM Technologies, Inc	68
99,157	*,e	Utstarcom, Inc	77
74,252	*,e	Valence Technology, Inc	158
2,600	e	Vicor Corp	13
23,590	*,e	Volterra Semiconductor Corp	199
14,226	e	Whirlpool Corp	421
118,778	e	Xilinx, Inc	2,276
6,400	*,e	Zoltek Cos, Inc	44
19,389	*,e	Zoran Corp	171
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	224,264

ENGINEERING AND MANAGEMENT SERVICES - 0.24%
27,162	*	Amylin Pharmaceuticals, Inc	319
61,621	*,e	Ariad Pharmaceuticals, Inc	73
93,659		Capita Group plc	912
2,000	e	CDI Corp	20
28,175	*,e	Celera Corp	215
5,300	e	Corporate Executive Board Co	77
9,818	*	CV Therapeutics, Inc	195
18,735	e	Diamond Management & Technology Consultants, Inc	48
3,100	*	Gen-Probe, Inc	141
41,033	*	Hewitt Associates, Inc (Class A)	1,221
98,416	*,e	Incyte Corp	230
59,590	*,e	Isis Pharmaceuticals, Inc	894
49,000		JGC Corp	553
1,400	e	Landauer, Inc	71
15,200	*,e	Navigant Consulting, Inc	199
3,000	*,e	Omnicell, Inc	24
222,951	e	Paychex, Inc	5,723
25,743	*,e	Regeneron Pharmaceuticals, Inc	357
645,415	*,e	Rentech, Inc	355
27,272	*,e	Savient Pharmaceuticals, Inc	135
1,289,500		SembCorp Industries Ltd	1,992
38,330	*,e	Tetra Tech, Inc	781
44,070	*,e	VCA Antech, Inc	994
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	15,529

FABRICATED METAL PRODUCTS - 0.44%
20,300	e	Aptargroup, Inc	632
117,059	e	Commercial Metals Co	1,352
41,047	e	Dynamic Materials Corp	376
6,191	*	Geberit AG.	556
22,906	e	Gulf Island Fabrication, Inc	184
603,859		Illinois Tool Works, Inc	18,629

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
2,300	e	Insteel Industries, Inc	$16
32,785	e	Pentair, Inc	711
34,002		Quanex Building Products Corp	258
21,196		Snap-On, Inc	532
92,226	e	Stanley Works	2,686
120,800		Toyo Seikan Kaisha Ltd	1,750
6,200		Valmont Industries, Inc	311
		TOTAL FABRICATED METAL PRODUCTS	27,993

FOOD AND KINDRED PRODUCTS - 2.21%
33,000		Ajinomoto Co, Inc	232
246,615		Campbell Soup Co	6,747
192,414		Coca Cola Hellenic Bottling Co S.A.	2,761
3,970	e	Corn Products International, Inc	84
550,354		CSR Ltd	459
353,125		General Mills, Inc	17,614
145,039		Groupe Danone	7,064
294,696		H.J. Heinz Co	9,743
11,640	*	Hansen Natural Corp	419
147,954	e	Hershey Co	5,141
23,350		J.M. Smucker Co	870
392,175		Kellogg Co	14,365
974,858		Kraft Foods, Inc (Class A)	21,730
10,103	e	Lancaster Colony Corp	419
1,600	e	Lance, Inc	33
17,347		McCormick & Co, Inc	513
9,000		Nisshin Seifun Group, Inc	96
3,400		Nissin Food Products Co Ltd	100
836,409		PepsiCo, Inc	43,058
66	*	Ralcorp Holdings, Inc	4
3,000		Saputo, Inc	50
374,442		Sara Lee Corp	3,026
10,461	e,h	Tootsie Roll Industries, Inc	227
346,789		Unilever plc	6,558
32,600		Yakult Honsha Co Ltd	578
		TOTAL FOOD AND KINDRED PRODUCTS	141,891

FOOD STORES - 0.51%
202,016		Carrefour S.A.	7,891
11,100		Delhaize Group	720
3,000		George Weston Ltd	139
2,301	*,e	Great Atlantic & Pacific Tea Co, Inc	12
54,500		Jeronimo Martins SGPS S.A.	268
2,488		Kesko Oyj (B Shares)	52
140,457		Koninklijke Ahold NV	1,540
7,400		Lawson, Inc	305
272,833		Safeway, Inc	5,508
505,351	*,e	Starbucks Corp	5,614
61,363		Supervalu, Inc	876
1,398,276		Tesco plc	6,689
39,081	e	Whole Foods Market, Inc	657
2,600	*,e	Winn-Dixie Stores, Inc	25

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
148,857		Woolworths Ltd	$2,589
		TOTAL FOOD STORES	32,885

FORESTRY - 0.07%
155,813	e	Weyerhaeuser Co	4,296
		TOTAL FORESTRY	4,296

FURNITURE AND FIXTURES - 0.20%
8,629		Herman Miller, Inc	92
67,537	e	Hill-Rom Holdings, Inc	668
23,219	e	HNI Corp	242
610,499	e	Johnson Controls, Inc	7,326
28,663	*,e	Kinetic Concepts, Inc	605
100,084	e	Leggett & Platt, Inc	1,300
322,259		Masco Corp	2,249
9,700	e	Tempur-Pedic International, Inc	71
		TOTAL FURNITURE AND FIXTURES	12,553

FURNITURE AND HOME FURNISHINGS STORES - 0.15%
134,725	*,e	Bed Bath & Beyond, Inc	3,335
143,006	e	Best Buy Co, Inc	5,429
18,500	*	GameStop Corp (Class A)	518
2,200	e	Haverty Furniture Cos, Inc	23
29,641		RadioShack Corp	254
12,600	e	Williams-Sonoma, Inc	127
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	9,686

GENERAL BUILDING CONTRACTORS - 0.17%
18,300		ACS Actividades Cons y Servicios S.A.	760
301	*,e	Avatar Holdings, Inc	5
22,200		Balfour Beatty plc	104
3,524	e	Brookfield Homes Corp	12
47,708	e	Centex Corp	358
30,200		Daito Trust Construction Co Ltd	1,007
48,000		Daiwa House Industry Co Ltd	384
41,712	*,e	Hovnanian Enterprises, Inc (Class A)	65
57,742		Lennar Corp (Class A)	434
30,753	e	M/I Homes, Inc	215
20,000		Obayashi Corp	97
17,644		Persimmon plc	87
8,000		Sekisui House Ltd	60
26,000		Shimizu Corp	107
93,672	*,e	Standard-Pacific Corp	82
52,100	*,e	Toll Brothers, Inc	946
175,410		Vinci S.A.	6,515
		TOTAL GENERAL BUILDING CONTRACTORS	11,238

GENERAL MERCHANDISE STORES - 0.88%
29,700		Aeon Co Ltd	193
391,344		Costco Wholesale Corp	18,127
133,924	e	JC Penney Co, Inc	2,688

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
14,000		Keio Corp	$79
427,000		Kintetsu Corp	1,769
93,736		Macy's, Inc	834
15,400		Next plc	293
62,900		Odakyu Electric Railway Co Ltd	485
45,327		PPR	2,907
10,500	*	Retail Ventures, Inc	16
3,300	*,e	Stein Mart, Inc	10
605,443		Target Corp	20,821
302,504		TJX Cos, Inc	7,756
18,000		Tobu Railway Co Ltd	91
139,000		Tokyu Corp	579
		TOTAL GENERAL MERCHANDISE STORES	56,648

HEALTH SERVICES - 0.29%
10,800	*	Amsurg Corp	171
4,670	*,e	Corvel Corp	95
30,297	*,e	Edwards Lifesciences Corp	1,837
110,544	*,e	Five Star Quality Care, Inc	115
20,090	*	Healthways, Inc	176
96,998	*,e	Laboratory Corp of America Holdings	5,673
60,942	e	LCA-Vision, Inc	177
14,220	*,e	LHC Group, Inc	317
47,640	*,e	LifePoint Hospitals, Inc	994
229,203	*,e	Nektar Therapeutics	1,235
46,947	*,e	Nighthawk Radiology Holdings, Inc	127
24,000	*	Pediatrix Medical Group, Inc	707
45,400	*,e	Psychiatric Solutions, Inc	714
136,912		Quest Diagnostics, Inc	6,501
		TOTAL HEALTH SERVICES	18,839

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.08%
164,393		Abertis Infraestructuras S.A.	2,571
44,300		Bouygues S.A.	1,584
36,587	*,e	LB Foster Co (Class A)	909
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	5,064

HOLDING AND OTHER INVESTMENT OFFICES - 0.62%
2,571		Acadia Realty Trust	27
249,828	e	Annaly Mortgage Management, Inc	3,465
107,300	e	Anworth Mortgage Asset Corp	658
133,398	e	Ashford Hospitality Trust, Inc	206
30,522	e	AvalonBay Communities, Inc	1,436
1,500	e	BioMed Realty Trust, Inc	10
52,792	e	Boston Properties, Inc	1,849
600		Brandywine Realty Trust	2
63,200		Brookfield Asset Management, Inc	881
3,200	e	Capital Lease Funding, Inc	6
1,200	e	Capital Trust, Inc (Class A)	1
50,300		Capstead Mortgage Corp	540
6,414	e	Cedar Shopping Centers, Inc	11
3,360	e	Cherokee, Inc	53

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
4,900	e	DCT Industrial Trust, Inc	$16
161,664		Duke Realty Corp	889
262,948	e	Equity Residential	4,825
8,247	e	FelCor Lodging Trust, Inc	11
12,044	e	First Industrial Realty Trust, Inc	30
2,300	e	First Potomac Realty Trust	17
2,600	e	Franklin Street Properties Corp	32
254,742	e	General Growth Properties, Inc	181
37,280	e	HCP, Inc	666
28,330		Health Care REIT, Inc	867
7,346	e	Highwoods Properties, Inc	157
3,500	*,e	Hilltop Holdings, Inc	40
24,524	e	Hospitality Properties Trust	294
246,797	e	Host Marriott Corp	967
114,488	e	HRPT Properties Trust	365
816		Investors Real Estate Trust	8
164,700	e	iStar Financial, Inc	463
154,666	e	Kimco Realty Corp	1,179
23,996	e	Lexington Corporate Properties Trust	57
41,078		Liberty Property Trust	778
6,565		LTC Properties, Inc	115
4,500	e	Macerich Co	28
19,000		MFA Mortgage Investments, Inc	112
14,820	e	Mid-America Apartment Communities, Inc	457
234,110	e	NorthStar Realty Finance Corp	543
1,200	e	Parkway Properties, Inc	12
7,528	e	Post Properties, Inc	76
8,879	e	Potlatch Corp	206
161,565	e	Prologis	1,050
84,828		Public Storage, Inc	4,687
22,351	e	RAIT Investment Trust	27
11,900	e	Regency Centers Corp	316
2,766		Senior Housing Properties Trust	39
150,384	e	Simon Property Group, Inc	5,209
26,606	e	UDR, Inc	229
1,100		Universal Health Realty Income Trust	32
5,660	e	Urstadt Biddle Properties, Inc (Class A)	76
267,442	e	Virgin Media, Inc	1,284
85,162	e	Vornado Realty Trust	2,831
38,416		WABCO Holdings, Inc	473
103,459	e	Weingarten Realty Investors	985
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	39,774

HOTELS AND OTHER LODGING PLACES - 0.20%
123,452		Accor S.A.	4,300
93,116	e	Choice Hotels International, Inc	2,404
57,501	*,e	Gaylord Entertainment Co	479
125,552	*,e	Great Wolf Resorts, Inc	293
72,350	*,e	Lodgian, Inc	152
43,668		Marcus Corp	371
194,970	e	Marriott International, Inc (Class A)	3,190
57,986	e	Starwood Hotels & Resorts Worldwide, Inc	736

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
278,163		TUI Travel plc	$913
		TOTAL HOTELS AND OTHER LODGING PLACES	12,838

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.18%
54,111	*	AGCO Corp	1,061
60,900		Alfa Laval AB	461
46,437	*,e	Allis-Chalmers Energy, Inc	90
4,300		Ampco-Pittsburgh Corp	57
905,109		Applied Materials, Inc	9,730
10,900		ASML Holding NV	193
10,969	*,e	Astec Industries, Inc	288
74,230	*	Axcelis Technologies, Inc	28
57,826	e	Black & Decker Corp	1,825
72,002		Brambles Ltd	240
21,390	e	Briggs & Stratton Corp	353
263,517	*	Brocade Communications Systems, Inc	909
246,800		Canon, Inc	7,031
3,900	e	Cascade Corp	69
291,651	e	Caterpillar, Inc	8,155
7,900	*	Columbus McKinnon Corp	69
129,390	*	Cray, Inc	453
175,377		Cummins, Inc	4,463
383,622		Deere & Co	12,610
1,227,111	*	Dell, Inc	11,633
9,200	e	Donaldson Co, Inc	247
1,000		Dover Corp	26
1,400	*	Dresser-Rand Group, Inc	31
11,934	*,e	Dril-Quip, Inc	366
21,160	*	Emulex Corp	106
38,963	*,e	ENGlobal Corp	177
5,149	*,e	Entegris, Inc	4
65,100		Fanuc Ltd	4,360
78,912	*,e	FMC Technologies, Inc	2,475
75,700		FUJIFILM Holdings Corp	1,625
900	*	Gardner Denver, Inc	20
1,200	e	Gorman-Rupp Co	24
61,737	e	Graco, Inc	1,054
1,286,902		Hewlett-Packard Co	41,258
27,600		Hitachi Construction Machinery Co Ltd	354
89,698	*,e	Immersion Corp	263
79,480		Ingersoll-Rand Co Ltd (Class A)	1,097
9,686	*,e	Intermec, Inc	101
634,038		International Business Machines Corp	61,432
22,664	*,e	Intevac, Inc	118
17,936		John Bean Technologies Corp	188
14,652		Kone Oyj (Class B)	304
137,500		Konica Minolta Holdings, Inc	1,164
271,000		Kubota Corp	1,465
2,300	*,e	Kulicke & Soffa Industries, Inc	6
51,400		Kurita Water Industries Ltd	983
54,647	*,e	Lam Research Corp	1,244
42,635	*,e	Lexmark International, Inc (Class A)	719

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
600	e	Lindsay Manufacturing Co	$16
5,454	e	Lufkin Industries, Inc	206
58,158	e	Manitowoc Co, Inc	190
38,400	e	Modine Manufacturing Co	96
60,750	e	Nordson Corp	1,727
14,886	*	Oil States International, Inc	200
43,464		Pall Corp	888
174,620	e	Palm, Inc	1,505
206,881		Pitney Bowes, Inc	4,831
766,097	*,e	Quantum Corp	513
13,936	*,e	Rackable Systems, Inc	57
2,000		Robbins & Myers, Inc	30
217,700		Sandvik AB	1,247
2,100	e	Sauer-Danfoss, Inc	5
387,361	e	Seagate Technology, Inc	2,328
45,177	*,e	Semitool, Inc	126
16,682	*,e	Sigma Designs, Inc	208
3,300		SMC Corp	315
87,991		Solarworld AG.	1,803
53,305	*,e	STEC, Inc	393
14,706	*,e	Tecumseh Products Co (Class A)	66
96,430	e	Tennant Co	904
26,478	*,e	Terex Corp	245
31,900		Tokyo Electron Ltd	1,173
10,500	*,e	Ultratech, Inc	131
61,588	*,e	Varian Medical Systems, Inc	1,875
45,800	*	Vestas Wind Systems AS	2,010
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	204,017

INSTRUMENTS AND RELATED PRODUCTS - 2.74%
17,804	*,e	Affymetrix, Inc	58
224,043	*	Agilent Technologies, Inc	3,443
195,385		Allergan, Inc	9,332
600		American Science & Engineering, Inc	33
3,704		Analogic Corp	118
58,027		Bard (C.R.), Inc	4,626
479,372		Baxter International, Inc	24,553
55,948		Beckman Coulter, Inc	2,854
248,869		Becton Dickinson & Co	16,734
400	*	Bio-Rad Laboratories, Inc (Class A)	26
21,900	*,e	Bruker BioSciences Corp	135
50,897	*,e	Cepheid, Inc	351
4,300		Cochlear Ltd	150
183,935	e	Danaher Corp	9,973
97,036	e	Dentsply International, Inc	2,605
714,483		Emerson Electric Co	20,420
50,919	*	Flir Systems, Inc	1,043
15,800	*,e	Formfactor, Inc	285
89,682	e	Garmin Ltd	1,902
69,837	e	Hillenbrand, Inc	1,118
108,536	*,e	Hologic, Inc	1,421
900	*,e	ICU Medical, Inc	29

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
19,726	*,e	Illumina, Inc	$735
18,838	*,e	Intuitive Surgical, Inc	1,796
4,500	e	Invacare Corp	72
319,476	*	Invensys plc	762
63,628	*,e	ION Geophysical Corp	99
100	*,e	Itron, Inc	5
628	*,e	L-1 Identity Solutions, Inc	3
32,218	*	LTX-Credence Corp	9
782,250		Medtronic, Inc	23,053
1,166	*	Merit Medical Systems, Inc	14
32,312	*,e	Millipore Corp	1,855
9,500	*,e	MKS Instruments, Inc	139
23,800	e	Movado Group, Inc	179
26,000	*,e	Natus Medical, Inc	221
211,000		Nikon Corp	2,358
60,000		Olympus Corp	958
2,970	*,e	OYO Geospace Corp	39
1,888	*	Palomar Medical Technologies, Inc	14
1,770	*	Resmed, Inc	63
41,002	e	Rockwell Automation, Inc	895
2,500	*,e	Rofin-Sinar Technologies, Inc	40
26,200	e	Roper Industries, Inc	1,112
2,223	*	Rudolph Technologies, Inc	7
214,524	*	St. Jude Medical, Inc	7,794
40,359	e	STERIS Corp	940
246,421		Stryker Corp	8,388
9,600		Techne Corp	525
92,700		Terumo Corp	3,400
216,868	*	Thermo Electron Corp	7,736
37,275	*,e	Trimble Navigation Ltd	570
77,319	*,e	Vivus, Inc	334
43,761	*	Waters Corp	1,617
667,382		Xerox Corp	3,037
154,795	*	Zimmer Holdings, Inc	5,650
5,140	*,e	Zoll Medical Corp	74
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	175,702

INSURANCE AGENTS, BROKERS AND SERVICE - 0.25%
220,337		AON Corp	8,994
117,057	*,e	Crawford & Co (Class B)	787
307,327	e	Hartford Financial Services Group, Inc	2,413
279,771		QBE Insurance Group Ltd	3,748
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	15,942

INSURANCE CARRIERS - 2.49%
98,200		Aegon NV	382
340,151		Aetna, Inc	8,276
526,950		Aflac, Inc	10,202
749	*,h	Alleghany Corp	203
115,763		Allianz AG.	9,730
118,500	e	Ambac Financial Group, Inc	93
4,400	e	American Equity Investment Life Holding Co	18

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
5,925	e	American Physicians Capital, Inc	$242
121,900		AMP Ltd	398
17,433	*,e	Arch Capital Group Ltd	939
127,079		Aspen Insurance Holdings Ltd	2,854
88,041		Assurant, Inc	1,918
1,186,857		Aviva plc	3,683
22,716	*	Catalyst Health Solutions, Inc	450
34,100	*	Centene Corp	614
442,958		Chubb Corp	18,746
339,105		Cincinnati Financial Corp	7,755
1,400		Donegal Group, Inc (Class A)	22
2,400		Employers Holdings, Inc	23
48,487	e	Endurance Specialty Holdings Ltd	1,209
27,664		Erie Indemnity Co (Class A)	946
1,251	*,e	Fpic Insurance Group, Inc	46
338,995		Genworth Financial, Inc (Class A)	644
22,550		Hanover Insurance Group, Inc	650
1,200	e	Harleysville Group, Inc	38
2,200		Horace Mann Educators Corp	18
107,326	*	Humana, Inc	2,799
1,859	e	Infinity Property & Casualty Corp	63
108,099		KBC Groep NV	1,751
122,882	e	Leucadia National Corp	1,830
300,239	e	Lincoln National Corp	2,009
236,300		Manulife Financial Corp	2,661
4,514	*,e	Markel Corp	1,282
87,100	*	MBIA, Inc	399
40,927		MGIC Investment Corp	58
24,970	*,e	Molina Healthcare, Inc	475
121,145	e	Montpelier Re Holdings Ltd	1,570
63,298		Muenchener Rueckver AG.	7,720
9,640		Odyssey Re Holdings Corp	366
54,100	e	Phoenix Cos, Inc	63
49,311		Platinum Underwriters Holdings Ltd	1,398
281,149	e	Principal Financial Group	2,300
655,744		Progressive Corp	8,813
40,050	e	Protective Life Corp	210
43,200		Radian Group, Inc	79
900		Safety Insurance Group, Inc	28
5,540		Stancorp Financial Group, Inc	126
54,100		Sun Life Financial, Inc	980
172,645		Swiss Reinsurance Co	2,827
102,800		T&D Holdings, Inc	2,446
2,300		Tower Group, Inc	57
565,847		Travelers Cos, Inc	22,996
22,056		Unitrin, Inc	308
3,100	*,e	Universal American Financial Corp	26
198,908	e	UnumProvident Corp	2,486
106,135		W.R. Berkley Corp	2,393
497,682	*	WellPoint, Inc	18,897
100		Wesco Financial Corp	28

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
86,841	e	XL Capital Ltd (Class A)	$474
		TOTAL INSURANCE CARRIERS	160,017

LEATHER AND LEATHER PRODUCTS - 0.05%
171,437	*	Coach, Inc	2,863
400	*	Timberland Co (Class A)	5
14,200	e	Weyco Group, Inc	368
		TOTAL LEATHER AND LEATHER PRODUCTS	3,236

LEGAL SERVICES - 0.01%
13,598	*,e	FTI Consulting, Inc	673
		TOTAL LEGAL SERVICES	673

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
89,328		Brisa-Auto Estradas de Portugal S.A.	617
493,000		ComfortDelgro Corp Ltd	441
17,000		Keihin Electric Express Railway Co Ltd	122
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,180

LUMBER AND WOOD PRODUCTS - 0.00%**
110,047	*,e	Champion Enterprises, Inc	53
4,415	e	Skyline Corp	84
		TOTAL LUMBER AND WOOD PRODUCTS	137

METAL MINING - 0.45%
42,800		Agnico-Eagle Mines Ltd	2,460
114,667	*,e	Allied Nevada Gold Corp	671
580,217		Alumina Ltd	517
118,800		Barrick Gold Corp	3,845
13,800		Inmet Mining Corp	342
151,400		Kinross Gold Corp	2,751
166,320		Newcrest Mining Ltd	3,785
11,342		Orica Ltd	117
9,300	*	Rosetta Resources, Inc	46
142,966	e	Royal Gold, Inc	6,685
44,488	*	Stillwater Mining Co	165
140,800		Teck Cominco Ltd	787
850,104		Xstrata plc	5,693
139,800		Yamana Gold, Inc	1,305
		TOTAL METAL MINING	29,169

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.12%
45,634	e	Armstrong World Industries, Inc	502
1,024	e	Blyth, Inc	27
27,478	e	Callaway Golf Co	197
12,100	e	Daktronics, Inc	79
473,450	e	Mattel, Inc	5,459
127,800		Yamaha Corp	1,236
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	7,500

MISCELLANEOUS RETAIL - 1.00%
141,355	*	Amazon.com, Inc	10,381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
900	e	Barnes & Noble, Inc	$19
678,503		CVS Corp	18,652
6,823	*	Dollar Tree, Inc	304
38,120	*,e	GSI Commerce, Inc	499
112,788	*,e	Hibbett Sports, Inc	2,168
61,700		Home Retail Group	199
29,300	*,e	HSN, Inc	151
3,200	*,e	Jo-Ann Stores, Inc	52
60,616		Metro AG.	2,001
57,485	*	Office Depot, Inc	75
379,080		Origin Energy Ltd	3,901
10,103	*,e	Overstock.com, Inc	93
28,730	e	Petsmart, Inc	602
11,355	*,e	Priceline.com, Inc	895
6,700		Shoppers Drug Mart Corp	230
390,951		Staples, Inc	7,080
10,100	e	Systemax, Inc	131
41,395	e	Tiffany & Co	893
625,738		Walgreen Co	16,244
		TOTAL MISCELLANEOUS RETAIL	64,570

MOTION PICTURES - 0.33%
11,531	*,e	Avid Technology, Inc	105
80,001	*,e	Discovery Communications, Inc (Class A)	1,282
59,701	*	Discovery Communications, Inc (Class C)	875
46,417	*	DreamWorks Animation SKG, Inc (Class A)	1,004
20,291		Regal Entertainment Group (Class A)	272
879,886		Time Warner, Inc	16,982
51,432	*,e	tw telecom inc (Class A)	450
		TOTAL MOTION PICTURES	20,970

NONDEPOSITORY INSTITUTIONS - 0.33%
871,279		American Express Co	11,876
105,992	*,e	AmeriCredit Corp	621
233,063	e	Capital One Financial Corp	2,853
134,785	e	CapitalSource, Inc	164
305,815	e	CIT Group, Inc	872
308,416		Discover Financial Services	1,946
48,382	e	Federal Agricultural Mortgage Corp (Class C)	130
184,440	*,e	Guaranty Financial Group, Inc	194
199,108		Medallion Financial Corp	1,475
130,606	*,e	NewStar Financial, Inc	303
13,100	*,e	PHH Corp	184
11,500	*,e	thinkorswim Group, Inc	99
12,483	*,e	World Acceptance Corp	213
		TOTAL NONDEPOSITORY INSTITUTIONS	20,930

NONMETALLIC MINERALS, EXCEPT FUELS - 0.16%
119,532	e	AMCOL International Corp	1,774
5,200	e	Compass Minerals International, Inc	293
72,903		K+S AG.	3,383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
108,281	e	Vulcan Materials Co	$4,796
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	10,246

OIL AND GAS EXTRACTION - 2.86%
19,350		Acergy S.A.	121
295,856		Apache Corp	18,961
3,740	*,e	Approach Resources, Inc	23
48,874	e	Atlas America, Inc	428
41,990	*,e	ATP Oil & Gas Corp	215
4,366	*,e	Atwood Oceanics, Inc	72
48,238	e	Berry Petroleum Co (Class A)	529
9,766	*,e	Bronco Drilling Co, Inc	51
94,779		Cabot Oil & Gas Corp	2,234
207,937	*,e	Callon Petroleum Co	227
108,191	*	Cameron International Corp	2,373
123,945		Canadian Oil Sands Trust	2,384
12,400	*,e	Carrizo Oil & Gas, Inc	110
69,372	*,e	Cheniere Energy, Inc	296
409,716		Chesapeake Energy Corp	6,990
86,059	e	Cimarex Energy Co	1,582
48,215	*,e	Complete Production Services, Inc	149
41,380	*,e	Contango Oil & Gas Co	1,622
7,300	*,e	Continental Resources, Inc	155
6,000	*,e	Dawson Geophysical Co	81
129,057	*,e	Delta Petroleum Corp	155
382,802	*,e	Denbury Resources, Inc	5,688
358,658		Devon Energy Corp	16,028
48,893	*,e	Edge Petroleum Corp	10
160,100		EnCana Corp	6,552
45,301	*,e	Encore Acquisition Co	1,054
164,285		ENSCO International, Inc	4,337
238,957		EOG Resources, Inc	13,085
279,881	e	Equitable Resources, Inc	8,769
10,000	*,e	EXCO Resources, Inc	100
6,711	*,e	Exterran Holdings, Inc	108
64,130	*,e	Gasco Energy, Inc	25
50,704	*	Geokinetics, Inc	166
22,400	*,e	Geomet, Inc	13
148,004	*,e	Global Industries Ltd	568
20,440	*,e	GMX Resources, Inc	133
55,698	*,e	Goodrich Petroleum Corp	1,078
12,100	*,e	Gulfport Energy Corp	28
56,875	*,e	Helix Energy Solutions Group, Inc	292
152,309	e	Helmerich & Payne, Inc	3,468
23,200	e	Houston American Energy Corp	43
81,629	*	McMoRan Exploration Co	384
537,719	*,e	Meridian Resource Corp	113
127,188	*,e	Nabors Industries Ltd	1,271
304,706	*	National Oilwell Varco, Inc	8,748
97,648	*,e	Newfield Exploration Co	2,217
91,449		Nexen, Inc	1,551
249,806		Noble Energy, Inc	13,460
6,468	*	Oceaneering International, Inc	238

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
31,303	*,e	Parallel Petroleum Corp	$40
127,600	*,e	Parker Drilling Co	235
69,600		Petro-Canada	1,870
246,746	*,e	PetroHawk Energy Corp	4,745
32,190	*,e	Petroleum Development Corp	380
93,800	*,e	Petroquest Energy, Inc	225
75,500	*,e	Pioneer Drilling Co	248
148,276	e	Pioneer Natural Resources Co	2,442
158,884	*,e	Plains Exploration & Production Co	2,738
169,190	*	Pride International, Inc	3,042
124,376	*,e	Quicksilver Resources, Inc	689
81,158		Range Resources Corp	3,340
30,027	*,e	Rex Energy Corp	86
9,820	e	RPC, Inc	65
325,098		Santos Ltd	3,809
154,712		Smith International, Inc	3,323
115,956	*	Southwestern Energy Co	3,443
74,030	e	St. Mary Land & Exploration Co	979
8,778	*,e	Stone Energy Corp	29
281,994	*,e	Sulphco, Inc	302
8,300	*	Superior Energy Services	107
59,046	*,e	Swift Energy Co	431
154,400		Talisman Energy, Inc	1,635
54,874	e	Toreador Resources Corp	138
73,115	*,e	TXCO Resources, Inc	30
40,745	*,e	Unit Corp	852
70,198	*,e	Venoco, Inc	230
69,700	e	W&T Offshore, Inc	429
23,100	*	Warren Resources, Inc	22
47,505	*,e	Whiting Petroleum Corp	1,228
188,767		Woodside Petroleum Ltd	5,001
435,869		XTO Energy, Inc	13,346
		TOTAL OIL AND GAS EXTRACTION	183,764

PAPER AND ALLIED PRODUCTS - 0.48%
80,759		Bemis Co	1,694
52,800	*,e	Buckeye Technologies, Inc	112
2,600	*,e	Cenveo, Inc	8
165,542	*	Domtar Corporation	157
22,564		Glatfelter	141
129,459	e	International Paper Co	911
367,354		Kimberly-Clark Corp	16,939
270,765	e	MeadWestvaco Corp	3,247
15,096		Metso Oyj	179
63,049	e	Packaging Corp of America	821
16,900	e	Rock-Tenn Co (Class A)	457
104,264		Sonoco Products Co	2,187
181,576		Stora Enso Oyj (R Shares)	644
127,600		Svenska Cellulosa AB (B Shares)	970
61,684	e	Temple-Inland, Inc	331
18,600		Uni-Charm Corp	1,128
150,405		UPM-Kymmene Oyj	869

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
10,800	e	Wausau Paper Corp	$57
		TOTAL PAPER AND ALLIED PRODUCTS	30,852

PERSONAL SERVICES - 0.01%
1,200	*,e	Coinstar, Inc	39
35,896	e	Regis Corp	519
7,956		Unifirst Corp	221
2,420	e	Weight Watchers International, Inc	45
		TOTAL PERSONAL SERVICES	824

PETROLEUM AND COAL PRODUCTS - 1.48%
62,867	e	Alon USA Energy, Inc	861
4,002	*,e	American Oil & Gas, Inc	3
6,879	e	Ashland, Inc	71
512,952		ENI S.p.A.	9,964
20,700		Galp Energia SGPS S.A.	247
6,351		Hellenic Petroleum S.A.	60
229,427		Hess Corp	12,435
235,953		Murphy Oil Corp	10,564
103,541		Neste Oil Oyj	1,378
414,500		Nippon Mining Holdings, Inc	1,633
69,589		OMV AG.	2,330
307,345		Repsol YPF S.A.	5,321
588,840		Royal Dutch Shell plc (A Shares)	13,273
501,220		Royal Dutch Shell plc (B Shares)	11,011
338,760		Statoil ASA	5,994
286,116		Suncor Energy, Inc	6,386
147,927	e	Sunoco, Inc	3,917
463,829		Valero Energy Corp	8,303
122,894	e	Western Refining, Inc	1,467
		TOTAL PETROLEUM AND COAL PRODUCTS	95,218

PIPELINES, EXCEPT NATURAL GAS - 0.23%
801,807		Spectra Energy Corp	11,338
148,700		TransCanada Corp	3,518
		TOTAL PIPELINES, EXCEPT NATURAL GAS	14,856

PRIMARY METAL INDUSTRIES - 0.75%
266,140	e	Alcoa, Inc	1,953
28,444	e	Allegheny Technologies, Inc	624
276,271	*	ArcelorMittal	5,607
127,158		BlueScope Steel Ltd	227
119,195	*,e	Century Aluminum Co	251
848,496		Corning, Inc	11,260
48,876	e	Gibraltar Industries, Inc	231
43,803		Hubbell, Inc (Class B)	1,181
57,000		Mitsubishi Materials Corp	152
1,086,000		Nippon Steel Corp	2,885
179,400		Norsk Hydro ASA	678
287,807		Nucor Corp	10,986
29,346	e	Olympic Steel, Inc	445
205,556	e	Steel Dynamics, Inc	1,811

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
357,000		Sumitomo Metal Industries Ltd	$711
250,000		Sumitomo Metal Mining Co Ltd	2,377
69,914	e	Tredegar Corp	1,142
15,649		Umicore	289
129,005	e	United States Steel Corp	2,726
11,392		Voestalpine AG.	149
248,332	e	Worthington Industries, Inc	2,163
		TOTAL PRIMARY METAL INDUSTRIES	47,848

PRINTING AND PUBLISHING - 0.47%
1,300	*	ACCO Brands Corp	1
2,700	e	American Greetings Corp (Class A)	14
5,161	e	Bowne & Co, Inc	16
800	e	CSS Industries, Inc	14
160,000		Dai Nippon Printing Co Ltd	1,453
62,805		Dun & Bradstreet Corp	4,836
2,100	e	Ennis, Inc	19
31,101	e	EW Scripps Co (Class A)	42
40,459	e	Harte-Hanks, Inc	216
375,606		John Fairfax Holdings Ltd	265
12,242		John Wiley & Sons, Inc (Class A)	365
215,606	e	Journal Communications, Inc (Class A)	162
24,900	e	Lee Enterprises, Inc	7
1,800	e	McClatchy Co (Class A)	1
35,360	e	Meredith Corp	588
189,109	e	New York Times Co (Class A)	855
66,800		Orkla ASA	459
595,821		Pearson plc	5,997
53,700	e	R.R. Donnelley & Sons Co	394
22,388		Reed Elsevier NV	240
731,297		Reed Elsevier plc	5,257
90,275	e	Standard Register Co	413
73,361		Thomson Reuters plc	1,642
146,000		Toppan Printing Co Ltd	987
1,200	*,e	VistaPrint Ltd	33
15,846		Washington Post Co (Class B)	5,659
		TOTAL PRINTING AND PUBLISHING	29,935

RAILROAD TRANSPORTATION - 0.50%
54,200		Canadian National Railway Co	1,943
6,200		Canadian Pacific Railway Ltd	185
347,980		CSX Corp	8,995
123,506		Firstgroup PLC	474
4,700	*,e	Genesee & Wyoming, Inc (Class A)	100
483,000		Hankyu Hanshin Holdings, Inc	2,181
67,044	*,e	Kansas City Southern Industries, Inc	852
962,100		MTR Corp	2,314
432,185		Norfolk Southern Corp	14,586
265,553		Stagecoach Group plc	457
		TOTAL RAILROAD TRANSPORTATION	32,087

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
REAL ESTATE - 0.29%
63,668	*,e	CB Richard Ellis Group, Inc (Class A)	$256
387,200		City Developments Ltd	1,298
12,398	e	Forest City Enterprises, Inc (Class A)	45
26,565	*,e	Forestar Real Estate Group, Inc	203
1,120,000		Hang Lung Properties Ltd	2,630
2,400	e	Jones Lang LaSalle, Inc	56
30,947		Leighton Holdings Ltd	415
425,200		Mitsubishi Estate Co Ltd	4,734
374,000		Mitsui Fudosan Co Ltd	4,032
33,399	e	Stewart Enterprises, Inc (Class A)	108
522,000		Sun Hung Kai Properties Ltd	4,674
		TOTAL REAL ESTATE	18,451

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.36%
381	*,e	Deckers Outdoor Corp	20
69,465		Michelin (C.G.D.E.) (Class B)	2,578
145,000		Mitsui Chemicals, Inc	350
399,284	e	Nike, Inc (Class B)	18,722
1,273,874		Pirelli & C S.p.A.	298
52,543		Sealed Air Corp	725
11,100	e	Spartech Corp	27
1,800	*	Trex Co, Inc	14
24,565	e	Tupperware Corp	417
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC
		PRODUCTS	23,151

SECURITY AND COMMODITY BROKERS - 1.63%
94,759		Ameriprise Financial, Inc	1,942
30,801	e	BlackRock, Inc	4,005
101,541		Broadridge Financial Solutions, Inc	1,890
604,302		Charles Schwab Corp	9,367
28,992		CME Group, Inc	7,143
323,706		Credit Suisse Group	9,856
1,022,100		Daiwa Securities Group, Inc	4,419
48,717	*,e	Duff & Phelps Corp	767
29,700	e	Eaton Vance Corp	679
47,770	e	Evercore Partners, Inc (Class A)	738
43,789	e	Federated Investors, Inc (Class B)	975
217,824		Franklin Resources, Inc	11,734
250,695		Goldman Sachs Group, Inc	26,579
30,196	*	IntercontinentalExchange, Inc	2,249
317,539		Invesco Ltd	4,401
290,029	*,e	Ladenburg Thalmann Financial Services, Inc	154
58,503	e	Lazard Ltd (Class A)	1,720
82,883	e	Legg Mason, Inc	1,318
74,099	*,e	Nasdaq Stock Market, Inc	1,451
845,400		Nomura Holdings, Inc	4,228
133,370	e	NYSE Euronext	2,387
86,369		SEI Investments Co	1,054
186,903	e	T Rowe Price Group, Inc	5,394
49,638	e	US Global Investors, Inc (Class A)	242
		TOTAL SECURITY AND COMMODITY BROKERS	104,692

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
SOCIAL SERVICES - 0.00%**
44,409	*,e	Capital Senior Living Corp	$108
		TOTAL SOCIAL SERVICES	108

SPECIAL TRADE CONTRACTORS - 0.03%
400	e	Alico, Inc	10
8,300	e	Chemed Corp	323
2,050	e	Comfort Systems USA, Inc	21
6,983	*,e	Layne Christensen Co	112
66,082	*,e	Quanta Services, Inc	1,417
		TOTAL SPECIAL TRADE CONTRACTORS	1,883

STONE, CLAY, AND GLASS PRODUCTS - 0.61%
505,771		3M Co	25,147
5,965		Apogee Enterprises, Inc	65
7,922	*,e	Cabot Microelectronics Corp	190
21,025	e	CARBO Ceramics, Inc	598
228,424		CRH plc	4,922
32,152	e	Eagle Materials, Inc	780
63,051	e	Gentex Corp	628
31,391		Holcim Ltd	1,119
61,228		Lafarge S.A.	2,757
8,670	e	Martin Marietta Materials, Inc	687
95,000		NGK Insulators Ltd	1,444
31,700	*,e	Owens Corning, Inc	287
38,900	*	Owens-Illinois, Inc	562
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	39,186

TEXTILE MILL PRODUCTS - 0.01%
1,300		Albany International Corp (Class A)	12
12,880	*,e	Mohawk Industries, Inc	385
22,800	e	Oxford Industries, Inc	140
		TOTAL TEXTILE MILL PRODUCTS	537

TRANSPORTATION BY AIR - 0.38%
13,184	*,e	Air Methods Corp	223
420,545	*,e	Airtran Holdings, Inc	1,913
21,000		All Nippon Airways Co Ltd	82
623,369		Auckland International Airport Ltd	608
66,237		British Airways plc	134
68,937	*,e	Continental Airlines, Inc (Class B)	607
249,448	*	Delta Air Lines, Inc	1,404
62,034	*,e	ExpressJet Holdings, Inc	67
254,064		FedEx Corp	11,303
428,973	*,e	JetBlue Airways Corp	1,566
229,000		Singapore Airlines Ltd	1,506
36,065	e	Skywest, Inc	449
648,955		Southwest Airlines Co	4,108

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
167,161	e	UAL Corp	$749
		TOTAL TRANSPORTATION BY AIR	24,719

TRANSPORTATION EQUIPMENT - 0.96%
3,800		A.O. Smith Corp	96
32,000		Aisin Seiki Co Ltd	500
84,800	e	American Axle & Manufacturing Holdings, Inc	112
48,937		ArvinMeritor, Inc	39
7,885	*	ATC Technology Corp	88
139,263		Bayerische Motoren Werke AG.	4,032
222,838	*	BE Aerospace, Inc	1,932
333,800		Bombardier, Inc	778
146,100		Denso Corp	2,881
14,800	e	Federal Signal Corp	78
7,839	*,e	Fuel Systems Solutions, Inc	106
234,536	e	Genuine Parts Co	7,003
189,806	e	Harley-Davidson, Inc	2,541
94,992		Harsco Corp	2,106
81,989	*,e	Hayes Lemmerz International, Inc	15
376,100		Honda Motor Co Ltd	8,796
46,000		Mazda Motor Corp	76
20,829	e	Noble International Ltd	4
39,000		NSK Ltd	149
215,913	e	Paccar, Inc	5,562
64,677		Peugeot S.A.	1,224
94,805		Renault S.A.	1,950
157,200		Scania AB (B Shares)	1,281
794,000		SembCorp Marine Ltd	945
2,700		Shimano, Inc	81
182,710	*,e	Spirit Aerosystems Holdings, Inc (Class A)	1,822
46,370	e	Superior Industries International, Inc	549
141,584	*,e	Tenneco, Inc	231
817,210		Tomkins PLC	1,422
10,000		Toyota Industries Corp	212
20,756		Volkswagen AG.	6,378
68,884		Volkswagen AG.	3,966
134,600		Volvo AB (A Shares)	717
387,800		Volvo AB (B Shares)	2,062
39,340	e	Westinghouse Air Brake Technologies Corp	1,038
108,500		Yamaha Motor Co Ltd	959
		TOTAL TRANSPORTATION EQUIPMENT	61,731

TRANSPORTATION SERVICES - 0.09%
87,109		Autostrade S.p.A.	1,317
22,693	e	CH Robinson Worldwide, Inc	1,035
109,466		Cintra Concesiones de Infraestructuras de Transporte S.A.	490
141,859		Deutsche Lufthansa AG.	1,540
22,989		Expeditors International Washington, Inc	650
2,064	*	HUB Group, Inc (Class A)	35
36,000	*	Interval Leisure Group, Inc	191
85,068	*,e	Orbitz Worldwide, Inc	110
51,443		Toll Holdings Ltd	224

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
2,600		UTI Worldwide, Inc	$31
		TOTAL TRANSPORTATION SERVICES	5,623

TRUCKING AND WAREHOUSING - 0.51%
554,578		Deutsche Post AG.	5,975
81,000		Nippon Express Co Ltd	252
13,500		TNT NV	231
520,534		United Parcel Service, Inc (Class B)	25,621
1,600	e	Werner Enterprises, Inc	24
98,000		Yamato Transport Co Ltd	918
		TOTAL TRUCKING AND WAREHOUSING	33,021

WATER TRANSPORTATION - 0.07%
17,791	e	Alexander & Baldwin, Inc	339
56,000	*,e	Gulfmark Offshore, Inc	1,336
36,022	*,e	Hornbeck Offshore Services, Inc	549
169,000		Kawasaki Kisen Kaisha Ltd	521
395,000		Nippon Yusen Kabushiki Kaisha	1,504
		TOTAL WATER TRANSPORTATION	4,249

WHOLESALE TRADE-DURABLE GOODS - 0.54%
109,657	e	Agilysys, Inc	471
109,330	e	Barnes Group, Inc	1,169
56,356	e	BorgWarner, Inc	1,144
298,988		Bunzl plc	2,345
47,825	e	Castle (A.M.) & Co	427
52,882	*	Chindex International, Inc	263
7,328		Compagnie de Saint-Gobain	206
249,616	*	Fortescue Metals Group Ltd	443
794,000		Li & Fung Ltd	1,864
2,500	*,e	LKQ Corp	36
8,672	*,e	MWI Veterinary Supply, Inc	247
720,300		Nissan Motor Co Ltd	2,547
80,000		Nisshin Steel Co Ltd	133
5,558	e	Owens & Minor, Inc	184
76,533	*,e	Patterson Cos, Inc	1,443
2,500	*,e	PSS World Medical, Inc	36
16,954		Rautaruukki Oyj	272
134,638	e	Reliance Steel & Aluminum Co	3,545
107,715		Schneider Electric S.A.	7,171
3,600	*	Tech Data Corp	78
23,000	*,e	Tyler Technologies, Inc	336
97,229	e	W.W. Grainger, Inc	6,824
17,580	*	WESCO International, Inc	319
120,936		Wesfarmers Ltd	1,585
442,616		Wolseley plc	1,465
		TOTAL WHOLESALE TRADE-DURABLE GOODS	34,553

WHOLESALE TRADE-NONDURABLE GOODS - 0.47%
6,480		Airgas, Inc	219
24,761	*,e	Akorn, Inc	21
13,200		Akzo Nobel NV	500
59,172	e	Allscripts Healthcare Solutions, Inc	609

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)
2,536	*,e	Clearwater Paper Corp			$20
8,757	*	Dean Foods Co			158
75,320	*	Endo Pharmaceuticals Holdings, Inc			1,332
9,700	*	Gildan Activewear, Inc			79
16,830	*,e	Henry Schein, Inc			673
89,346		Herbalife Ltd			1,339
11,000		Kikkoman Corp			91
4,400		Metro, Inc			132
2,100	e	Myers Industries, Inc			13
13,956	e	Nash Finch Co			392
2,464,200		Noble Group Ltd			1,928
476,800		Sojitz Holdings Corp			564
18,582	e	Spartan Stores, Inc			286
660,521		Sysco Corp			15,060
348,372		Unilever NV			6,873
1,900	*,e	Volcom, Inc			19
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			30,308

		TOTAL COMMON STOCKS			3,793,335
		(Cost $5,131,882)

RIGHTS / WARRANTS - 0.05%

DEPOSITORY INSTITUTIONS - 0.03%
152,157	*	Banco Espirito Santo S.A.			243
180,978	*, m	Fortis			-	^
816,161	*	HSBC Holdings plc			1,651
1,633,985	*	Royal Bank of Scotland Group plc			-	^
		TOTAL DEPOSITORY INSTITUTIONS			1,894

STONE, CLAY, AND GLASS PRODUCTS - 0.02%
65,264	*	CRH plc			1,422
		TOTAL STONE, CLAY, AND GLASS PRODUCTS			1,422

		TOTAL RIGHTS / WARRANTS
		(Cost $1,577)			3,316

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 11.80%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.90%
$ 41,200,000		Federal Home Loan Bank (FHLB)	0.000%	06/05/09	41,186
21,490,000		FHLB	0.000	04/30/09	21,489
50,000,000		FHLB	0.000	06/29/09	49,977
2,000,000		Federal National Mortgage Association (FNMA)	0.000	05/20/09	1,999
4,555,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	04/14/09	4,555
7,243,000		FHLMC	0.000	05/06/09	7,242
7,725,000		FHLMC	0.000	05/12/09	7,724
1,100,000		FHLMC	0.000	05/18/09	1,100
8,496,000		FHLMC	0.000	05/27/09	8,494
23,600,000		FHLMC	0.000	06/15/09	23,590
2,000,000		FHLMC	0.000	06/30/09	1,999
17,000,000		FHLMC	0.000	07/07/09	16,990
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT
		NOTES			186,345
		(Cost $186,273)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	MATURITY DATE	VALUE (000)
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.90%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 8.84%
$ 15,000,000	Federal National Mortgage Association (FNMA)	04/15/09	$15,000
9,200,000	FNMA	04/29/09	9,200
8,730,000	FNMA	05/20/09	8,728
7,875,000	FNMA	05/23/09	7,873
20,000,000	FNMA	05/26/09	19,995
50,000,000	FNMA	08/24/09	49,942
28,400,000	FNMA	09/01/09	28,362
1,100,000	FHLB	04/14/09	1,100
1,417,000	FHLB	04/16/09	1,417
4,347,000	FHLB	04/24/09	4,347
3,000,000	FHLB	05/08/09	2,999
5,500,000	FHLB	05/12/09	5,499
8,000,000	FHLB	05/13/09	7,998
8,635,000	FHLB	05/18/09	8,633
2,500,000	FHLB	06/12/09	2,499
8,600,000	FHLB	06/12/09	8,598
19,480,000	FHLB	06/15/09	19,472
24,000,000	FHLB	07/02/09	23,986
4,500,000	FHLB	07/09/09	4,498
36,000,000	FHLB	07/22/09	35,977
25,000,000	FHLB	08/19/09	24,972
6,900,000	Federal Home Loan Mortgage Corp (FHLMC)	04/02/09	6,900
6,600,000	FHLMC	04/14/09	6,600
6,943,000	FHLMC	04/20/09	6,943
7,900,000	FHLMC	05/11/09	7,899
9,450,000	FHLMC	05/27/09	9,448
19,900,000	FHLMC	06/08/09	19,893
14,700,000	FHLMC	06/12/09	14,694
5,415,000	FHLMC	06/15/09	5,413
6,600,000	FHLMC	06/22/09	6,597
24,000,000	FHLMC	07/06/09	23,986
30,000,000	FHLMC	07/27/09	29,980
78,912,000	FHLMC	08/03/09	78,833
59,000,000	FHLMC	09/14/09	58,915
	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT
	NOTES		567,196

U.S. TREASURY BILLS - 0.06%
4,000,000	United States Treasury Bill	09/24/09	3,993
	TOTAL U.S. TREASURY BILLS		3,993

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		571,189
	(Cost $570,887)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	VALUE (000)

	TOTAL SHORT-TERM INVESTMENTS	$757,534
	(Cost $757,160)

	TOTAL PORTFOLIO - 109.74%	7,047,245
	(Cost $8,470,718)

	OTHER ASSETS AND LIABILITIES, NET - (9.74)%	(625,451)

	NET ASSETS - 100.00%	$6,421,794

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
LLC	Limited Liability Corporation
LP	Limited Partnership
NR	Not Rated by Moody's
plc	Public Limited Company
WR	Withdrawn Rating

†	As provided by Moody's Investors Services
*	Non-income producing
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2009 the value of these securities amounted to $140,207,664 or 2.18% of net assets.
h	These securities were purchased on a delayed delivery basis. Cost amounts are in thousands.
i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2009.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
p	Security participates in the FDIC Temporary Liquidity Guarantee Program.

Cost amounts are in thousands.

At March 31, 2009, the net unrealized depreciation on investment was $(1,423,473,400), consisting of gross unrealized appreciation of $305,927,391 and gross unrealized depreciation of $(1,729,400,791).

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
March 31, 2009

		% OF TOTAL
COUNTRY	VALUE	PORTFOLIO
DOMESTIC
UNITED STATES	$6,150,138,393	87.27%
TOTAL DOMESTIC	6,150,138,393	87.27

FOREIGN
AUSTRALIA	54,275,832	0.77
AUSTRIA	10,367,096	0.15
BELGIUM	5,684,024	0.08
BERMUDA	32,988	0.00
CANADA	124,839,780	1.77
DENMARK	8,510,581	0.12
FINLAND	9,636,540	0.14
FRANCE	60,756,800	0.86
GERMANY	59,788,005	0.85
GREECE	6,313,523	0.09
HONG KONG	21,436,611	0.30
IRELAND	10,951,599	0.16
ITALY	30,841,636	0.44
JAPAN	181,504,415	2.58
LUXEMBOURG	7,578,620	0.11
NETHERLANDS	42,493,514	0.60
NEW ZEALAND	2,250,028	0.03
NORWAY	10,624,910	0.15
PORTUGAL	3,843,431	0.05
SINGAPORE	6,182,100	0.09
SPAIN	34,069,749	0.48
SUPRANATIONAL	5,199,270	0.07
SWEDEN	17,661,427	0.25
SWITZERLAND	54,619,254	0.78
UNITED KINGDOM	127,644,817	1.81
TOTAL FOREIGN	897,106,550	12.73
TOTAL PORTFOLIO	$7,047,244,943	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
GOVERNMENT BONDS 0.45%

AGENCY SECURITIES - 0.45%
$ 60,000,000	Federal Farm Credit Bank	4.130%	07/17/09	$60,624
10,000,000	Private Export Funding Corp	7.200	01/15/10	10,478
	TOTAL AGENCY SECURITIES			71,102

	TOTAL GOVERNMENT BONDS			71,102
	(Cost $71,084)

SHORT-TERM INVESTMENTS - 99.66%

BANKER'S ACCEPTANCES - 0.33%
4,658,000	Bank of America NA	0.000	04/08/09	4,657
18,000,000	Bank of America NA	0.000	06/22/09	17,946
4,487,000	JPMorgan Chase Bank NA	0.000	04/07/09	4,487
8,071,000	JPMorgan Chase Bank NA	0.000	04/13/09	8,069
2,645,000	JPMorgan Chase Bank NA	0.000	05/18/09	2,643
5,660,000	JPMorgan Chase Bank NA	0.000	05/26/09	5,650
8,216,000	JPMorgan Chase Bank NA	0.000	09/02/09	8,153
	TOTAL BANKER'S ACCEPTANCES			51,605

CERTIFICATE OF DEPOSIT - 15.26%
40,400,000	Abbey National North America LLC	0.720	05/15/09	40,378
25,000,000	Abbey National North America LLC	0.720	05/19/09	24,991
43,000,000	Abbey National North America LLC	0.600	06/05/09	42,953
25,000,000	Abbey National North America LLC	0.490	06/29/09	24,956
25,000,000	Abbey National plc	0.620	05/05/09	24,988
45,000,000	Abbey National plc	0.660	06/04/09	44,956
50,000,000	Banco Bilbao Vizcaya Argentaria S.A.	1.010	04/23/09	49,995
50,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.700	05/15/09	49,971
50,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.920	06/04/09	49,975
100,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.910	06/08/09	99,944
30,000,000	Banco Bilbao Vizcaya Argentaria S.A.	1.010	06/17/09	29,988
25,000,000	Bank of NV Scotia	0.650	04/23/09	24,992
25,000,000	Bank of NV Scotia	0.750	05/07/09	24,991
25,000,000	Bank of NV Scotia	0.700	05/21/09	25,011
50,000,000	Bank of NV Scotia	0.700	06/11/09	50,010
25,000,000	Bank of NV Scotia	0.590	06/26/09	24,999
35,000,000	Bank of America NA	1.050	06/19/09	35,008
50,000,000	Bank of Montreal	0.430	04/17/09	50,000
50,000,000	Bank of Montreal	0.550	06/11/09	49,935
30,000,000	Bank of Montreal	0.500	06/16/09	29,955
25,000,000	Bank of Montreal	0.520	06/22/09	24,961
44,000,000	Bank of Nova Scotia	0.650	04/24/09	43,985
25,000,000	Bank of Nova Scotia	0.700	05/29/09	25,015
30,000,000	Bank of Nova Scotia	0.580	06/18/09	29,999
30,000,000	Barclays Bank plc	1.250	05/20/09	30,011
38,150,000	BNP Paribas	0.770	04/06/09	38,151

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$ 50,000,000	BNP Paribas	0.800%	04/06/09	$49,998
28,000,000	BNP Paribas	0.600	05/22/09	28,001
50,000,000	BNP Paribas	0.770	06/05/09	49,961
50,000,000	BNP Paribas	1.080	07/09/09	49,968
25,000,000	CALYON	0.500	04/08/09	25,000
40,000,000	CALYON	1.080	05/04/09	39,999
25,000,000	Calyon North America, Inc	0.550	05/01/09	25,000
50,000,000	Calyon North America, Inc	1.050	05/05/09	49,998
50,000,000	Canadian Imperial Bank of Commerce	0.700	04/17/09	50,000
50,000,000	Canadian Imperial Bank of Commerce	0.680	05/05/09	49,980
50,000,000	Canadian Imperial Bank of Commerce	0.600	05/12/09	49,968
50,000,000	Canadian Imperial Bank of Commerce	0.700	06/29/09	49,938
40,000,000	Caylon North America, Inc	0.420	04/28/09	40,001
50,000,000	Rabobank Nederland NV	0.750	07/27/09	49,992
50,000,000	Rabobank USA Financial Corp	0.750	05/04/09	50,012
50,000,000	Royal Bank of Canada	0.550	06/02/09	49,987
25,000,000	Royal Bank of Canada	0.580	06/05/09	24,994
33,000,000	Royal Bank of Canada	0.600	06/10/09	32,993
100,000,000	Royal Bank of Canada	0.570	06/15/09	99,973
50,000,000	Royal Bank of Canada	0.570	06/24/09	49,985
50,000,000	Royal Bank of Scotland plc	1.620	04/17/09	50,012
50,000,000	Royal Bank of Scotland plc	0.900	07/29/09	49,933
40,000,000	Societe Generale	2.050	04/06/09	40,005
30,000,000	Societe Generale	0.720	05/11/09	30,000
24,000,000	Toronto Dominion Bank	0.620	06/02/09	24,001
30,000,000	Toronto Dominion Bank	1.900	07/20/09	30,124
20,000,000	Toronto Dominion Bank	0.850	09/22/09	19,995
50,000,000	Toronto-Dominion Bank	2.000	04/07/09	50,007
50,000,000	Toronto-Dominion Bank	2.600	04/07/09	50,012
30,000,000	Toronto-Dominion Bank	0.620	05/28/09	30,016
50,000,000	Toronto-Dominion Bank	0.750	07/16/09	50,030
25,000,000	Toronto-Dominion Bank	0.850	07/21/09	25,023
30,000,000	Toronto-Dominion Bank	1.510	11/12/09	30,075
	TOTAL CERTIFICATE OF DEPOSIT			2,385,099

COMMERCIAL PAPER - 41.37%
17,280,000	Abbey National North America LLC	0.000	04/16/09	17,273
24,000,000	Abbey National North America LLC	0.000	04/20/09	23,989
20,000,000	Abbey National North America LLC	0.000	05/26/09	19,976
20,000,000	Abbey National North America LLC	0.000	08/17/09	19,890
50,000,000	Abbey National North America LLC	0.000	09/14/09	49,643
50,000,000	Abbott Laboratories	0.000	04/03/09	49,999
8,000,000	Abbott Laboratories	0.000	05/26/09	7,996
15,935,000	Air Products & Chemicals, Inc	0.000	04/06/09	15,934
20,000,000	Air Products & Chemicals, Inc	0.000	04/14/09	19,998
25,000,000	American Honda Finance Corp	0.000	04/21/09	24,988
10,000,000	American Honda Finance Corp	0.000	04/28/09	9,996
12,580,000	American Honda Finance Corp	0.000	06/03/09	12,560
15,000,000	Bank of NV Scotia	0.000	04/23/09	14,992
25,000,000	Bank of NV Scotia	0.000	05/01/09	24,980
50,000,000	Bank of Nova Scotia	0.000	06/18/09	49,890
25,000,000	Barclays US Funding Corp	0.000	04/16/09	24,990
50,000,000	Barclays US Funding Corp	0.000	04/21/09	49,976
25,000,000	Barclays US Funding Corp	0.000	06/02/09	24,963

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$ 25,000,000		BMW US Capital LLC	0.000%	05/26/09	$24,969
15,475,000		BNP Paribas Finance, Inc	0.000	04/13/09	15,470
25,000,000		BNP Paribas Finance, Inc	0.000	05/13/09	24,972
65,000,000		Calyon North America, Inc	0.000	04/02/09	64,999
4,000,000		Calyon North America, Inc	0.000	04/16/09	3,999
10,003,000		Calyon North America, Inc	0.000	04/22/09	10,000
7,685,000		Calyon North America, Inc	0.000	05/15/09	7,676
13,250,000		Ciesco LLC	0.000	04/21/09	13,245
100,000,000	p	Citigroup Funding, Inc-TLGP	0.000	04/27/09	99,969
8,190,000		Coca-Cola Co	0.000	04/13/09	8,189
8,500,000		Coca-Cola Co	0.000	04/14/09	8,499
43,565,000		Coca-Cola Co	0.000	06/01/09	43,542
7,015,000		Coca-Cola Co	0.000	07/20/09	7,008
20,000,000		Corporate Asset Funding Co, Inc	0.000	04/22/09	19,991
22,000,000		Danske Corp	0.000	04/01/09	22,000
25,000,000		Danske Corp	0.000	04/14/09	24,992
31,140,000		Danske Corp	0.000	05/28/09	31,098
39,855,000		Edison Asset Securitization LLC	0.000	04/14/09	39,849
13,920,000		Edison Asset Securitization LLC	0.000	05/29/09	13,896
93,800,000		Eli Lilly & Co	0.000	08/10/09	93,676
34,000,000		Fairway Finance LLC	0.000	04/01/09	34,000
27,300,000		Fairway Finance LLC	0.000	04/02/09	27,300
78,806,000		Fairway Finance LLC	0.000	04/03/09	78,803
45,456,000		Fairway Finance LLC	0.000	04/17/09	45,434
15,000,000		Fairway Finance LLC	0.000	04/22/09	14,996
13,500,000		Fairway Finance LLC	0.000	05/11/09	13,484
30,000,000	p	GECC-TLGP	0.000	07/14/09	29,974
20,000,000	p	GECC-TLGP	0.000	04/03/09	19,999
36,075,000	p	GECC-TLGP	0.000	04/16/09	36,067
25,000,000	p	GECC-TLGP	0.000	06/15/09	24,986
32,055,000	p	GECC-TLGP	0.000	06/22/09	32,035
50,000,000	p	GECC-TLGP	0.000	06/30/09	49,966
30,000,000	p	GECC-TLGP	0.000	07/02/09	29,979
50,000,000	p	GECC-TLGP	0.000	07/08/09	49,961
50,000,000	p	GECC-TLGP	0.000	07/13/09	49,958
25,000,000	p	GECC-TLGP	0.000	07/31/09	24,972
30,000,000		Govco LLC	0.000	04/14/09	29,989
5,000,000		Govco LLC	0.000	04/30/09	4,997
84,870,000		Govco LLC	0.000	05/04/09	84,788
31,585,000		Govco LLC	0.000	05/13/09	31,544
12,000,000		Govco LLC	0.000	05/15/09	11,983
25,000,000		Govco LLC	0.000	06/16/09	24,939
17,000,000		Govco LLC	0.000	06/17/09	16,958
40,000,000		Govco LLC	0.000	06/23/09	39,890
30,000,000		HSBC Finance Corp	0.000	04/06/09	29,996
30,000,000		ING US Funding LLC	0.000	04/20/09	29,989
35,850,000		ING US Funding LLC	0.000	04/24/09	35,834
10,000,000		ING US Funding LLC	0.000	05/14/09	9,988
25,000,000		ING US Funding LLC	0.000	05/18/09	24,971
37,260,000		ING US Funding LLC	0.000	05/21/09	37,223
30,000,000		ING US Funding LLC	0.000	05/26/09	29,968
50,000,000		ING US Funding LLC	0.000	05/27/09	49,949
11,500,000		Johnson & Johnson	0.000	04/09/09	11,499
44,500,000		Johnson & Johnson	0.000	04/28/09	44,484

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$ 15,000,000		Johnson & Johnson	0.000%	05/18/09	$14,991
35,000,000		Johnson & Johnson	0.000	06/30/09	34,976
17,855,000		Kitty Hawk Funding Corp	0.000	04/02/09	17,855
5,083,000		Kitty Hawk Funding Corp	0.000	04/06/09	5,083
21,022,000		Kitty Hawk Funding Corp	0.000	04/14/09	21,014
2,729,000		Kitty Hawk Funding Corp	0.000	04/15/09	2,728
9,899,000		Kitty Hawk Funding Corp	0.000	05/11/09	9,887
15,000,000		Lloyds TSB Bank plc	0.000	04/06/09	14,998
52,000,000		Lloyds TSB Bank plc	0.000	04/07/09	51,994
50,000,000		Lloyds TSB Bank plc	0.000	04/08/09	49,991
8,000,000		Lloyds TSB Bank plc	0.000	04/09/09	7,999
80,000,000		Lloyds TSB Bank plc	0.000	04/23/09	79,977
30,000,000		Lloyds TSB Bank plc	0.000	05/19/09	29,964
30,000,000		Nestle Capital Corp	0.000	04/09/09	29,996
25,015,000		Nestle Capital Corp	0.000	04/17/09	25,013
3,200,000		Nestle Capital Corp	0.000	05/07/09	3,198
25,000,000		Nestle Capital Corp	0.000	05/12/09	24,993
50,000,000		Nestle Capital Corp	0.000	05/19/09	49,972
20,000,000		Nestle Capital Corp	0.000	06/05/09	19,990
20,000,000		Nestle Capital Corp	0.000	06/11/09	19,989
46,845,000		Nestle Capital Corp	0.000	06/19/09	46,817
46,890,000		Nestle Capital Corp	0.000	10/06/09	46,762
20,000,000		Nestle Capital Corp	0.000	10/09/09	19,944
30,000,000		Nestle Capital Corp	0.000	10/13/09	29,912
25,000,000		Old Line Funding LLC	0.000	04/01/09	25,000
12,534,000		Old Line Funding LLC	0.000	04/13/09	12,530
19,520,000		Old Line Funding LLC	0.000	04/14/09	19,513
30,749,000		Old Line Funding LLC	0.000	04/15/09	30,743
25,000,000		Old Line Funding LLC	0.000	04/16/09	24,995
42,000,000		Old Line Funding LLC	0.000	04/20/09	41,990
4,000,000		Old Line Funding LLC	0.000	05/04/09	3,998
40,090,000		Old Line Funding LLC	0.000	05/08/09	40,043
25,000,000		Old Line Funding LLC	0.000	05/15/09	24,983
20,000,000		Old Line Funding LLC	0.000	05/18/09	19,973
30,000,000		Old Line Funding LLC	0.000	05/19/09	29,961
28,009,000		Old Line Funding LLC	0.000	06/02/09	27,959
29,240,000		Old Line Funding LLC	0.000	06/12/09	29,176
13,385,000		PACCAR Financial Corp	0.000	04/07/09	13,383
14,360,000		PACCAR Financial Corp	0.000	04/21/09	14,353
23,345,000		PACCAR Financial Corp	0.000	04/24/09	23,331
10,490,000		PACCAR Financial Corp	0.000	05/04/09	10,481
16,200,000		PACCAR Financial Corp	0.000	05/13/09	16,182
5,150,000		PACCAR Financial Corp	0.000	05/18/09	5,144
10,000,000	f	Park Avenue Receivables Corp	0.000	04/02/09	10,000
20,000,000	f	Park Avenue Receivables Corp	0.000	04/06/09	19,999
29,000,000	f	Park Avenue Receivables Corp	0.000	04/07/09	28,997
49,000,000	f	Park Avenue Receivables Corp	0.000	04/08/09	48,994
2,000,000	f	Park Avenue Receivables Corp	0.000	04/09/09	2,000
40,000,000	f	Park Avenue Receivables Corp	0.000	04/15/09	39,990
50,000,000	f	Park Avenue Receivables Corp	0.000	04/16/09	49,991
20,044,000	f	Park Avenue Receivables Corp	0.000	04/22/09	20,039
16,000,000	f	Park Avenue Receivables Corp	0.000	04/27/09	15,995
20,000,000	f	Park Avenue Receivables Corp	0.000	05/04/09	19,990
40,000,000	f	Park Avenue Receivables Corp	0.000	05/07/09	39,980

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$ 20,000,000	f	Park Avenue Receivables Corp	0.000%	05/19/09	$19,985
20,000,000		Pfizer, Inc	0.000	04/01/09	20,000
35,000,000		Pfizer, Inc	0.000	04/02/09	35,000
1,770,000		Pfizer, Inc	0.000	04/28/09	1,770
30,000,000		Private Export Funding Corp	0.000	04/01/09	30,000
26,000,000		Private Export Funding Corp	0.000	04/02/09	26,000
7,225,000		Private Export Funding Corp	0.000	05/05/09	7,222
15,000,000		Private Export Funding Corp	0.000	06/01/09	14,985
30,000,000		Private Export Funding Corp	0.000	06/11/09	29,961
17,330,000		Private Export Funding Corp	0.000	06/17/09	17,304
15,000,000		Private Export Funding Corp	0.000	06/18/09	14,977
57,000,000		Private Export Funding Corp	0.000	07/06/09	56,872
46,000,000		Private Export Funding Corp	0.000	07/20/09	45,868
25,000,000		Private Export Funding Corp	0.000	08/21/09	24,901
20,000,000		Private Export Funding Corp	0.000	09/15/09	19,900
20,000,000		Procter & Gamble International Funding S.C.A	0.000	04/03/09	19,999
15,000,000		Procter & Gamble International Funding S.C.A	0.000	04/07/09	14,999
41,898,000		Procter & Gamble International Funding S.C.A	0.000	04/13/09	41,891
8,500,000		Procter & Gamble International Funding S.C.A	0.000	04/16/09	8,499
16,780,000		Procter & Gamble International Funding S.C.A	0.000	04/23/09	16,775
25,000,000		Procter & Gamble International Funding S.C.A	0.000	04/24/09	24,996
27,000,000		Procter & Gamble International Funding S.C.A	0.000	04/29/09	26,995
33,000,000		Procter & Gamble International Funding S.C.A	0.000	05/05/09	32,991
40,000,000		Procter & Gamble International Funding S.C.A	0.000	05/07/09	39,980
20,000,000		Procter & Gamble International Funding S.C.A	0.000	05/11/09	19,989
20,300,000		Procter & Gamble International Funding S.C.A	0.000	05/13/09	20,288
15,000,000		Procter & Gamble International Funding S.C.A	0.000	05/20/09	14,991
20,654,000		Procter & Gamble International Funding S.C.A	0.000	06/01/09	20,644
40,000,000		Procter & Gamble International Funding S.C.A	0.000	06/03/09	39,981
15,123,000		Rabobank USA Financial Corp	0.000	04/01/09	15,123
4,500,000		Rabobank USA Financial Corp	0.000	04/06/09	4,500
30,000,000		Rabobank USA Financial Corp	0.000	04/08/09	29,999
30,000,000		Rabobank USA Financial Corp	0.000	04/29/09	29,989
25,000,000		Rabobank USA Financial Corp	0.000	05/11/09	24,987
20,000,000		Rabobank USA Financial Corp	0.000	05/27/09	19,990
30,000,000		Rabobank USA Financial Corp	0.000	05/28/09	29,984
30,000,000		Rabobank USA Financial Corp	0.000	06/01/09	29,986
20,000,000		Rabobank USA Financial Corp	0.000	06/03/09	19,990
20,000,000		Rabobank USA Financial Corp	0.000	06/15/09	19,989
20,000,000		Rabobank USA Financial Corp	0.000	07/23/09	19,980
25,000,000		Ranger Funding Co LLC	0.000	04/08/09	24,997
81,000,000		Ranger Funding Co LLC	0.000	04/09/09	80,990
24,000,000		Ranger Funding Co LLC	0.000	04/13/09	23,996
48,000,000		Ranger Funding Co LLC	0.000	04/14/09	47,990
50,000,000		Ranger Funding Co LLC	0.000	04/16/09	49,988
25,000,000		Royal Bank of Canada	0.000	05/08/09	24,990
20,000,000		Royal Bank of Canada	0.000	05/22/09	19,975
30,000,000		Sheffield Receivables Corp	0.000	04/02/09	29,999
20,000,000		Sheffield Receivables Corp	0.000	04/08/09	19,996
14,275,000		Sheffield Receivables Corp	0.000	04/09/09	14,272
34,000,000		Sheffield Receivables Corp	0.000	04/16/09	33,993
25,000,000		Sheffield Receivables Corp	0.000	04/21/09	24,993
20,000,000		Sheffield Receivables Corp	0.000	07/08/09	19,929
20,000,000		Sheffield Receivables Corp	0.000	07/10/09	19,927

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$ 42,500,000	Shell International Finance BV	0.000%	06/24/09	$42,473
25,000,000	Societe Generale North America, Inc	0.000	04/21/09	24,995
20,000,000	Societe Generale North America, Inc	0.000	04/23/09	19,995
20,590,000	Societe Generale North America, Inc	0.000	04/27/09	20,582
54,800,000	Societe Generale North America, Inc	0.000	04/30/09	54,760
30,000,000	Societe Generale North America, Inc	0.000	05/04/09	29,974
23,000,000	Societe Generale North America, Inc	0.000	05/08/09	22,991
20,000,000	Societe Generale North America, Inc	0.000	05/22/09	19,985
14,025,000	Societe Generale North America, Inc	0.000	06/03/09	14,004
25,000,000	Svensk Exportkredit AB	0.000	04/01/09	25,000
45,325,000	Svensk Exportkredit AB	0.000	04/06/09	45,322
15,000,000	Svensk Exportkredit AB	0.000	04/07/09	14,998
45,000,000	Svensk Exportkredit AB	0.000	04/09/09	44,991
25,000,000	Svensk Exportkredit AB	0.000	05/01/09	24,980
45,000,000	Svensk Exportkredit AB	0.000	05/05/09	44,959
50,000,000	Svensk Exportkredit AB	0.000	06/01/09	49,928
20,000,000	Svensk Exportkredit AB	0.000	06/09/09	19,964
50,000,000	Svensk Exportkredit AB	0.000	07/07/09	49,840
23,500,000	Svensk Exportkredit AB	0.000	08/18/09	23,369
25,000,000	Toronto Dominion Holdings USA, Inc	0.000	09/25/09	24,926
25,000,000	Toyota Motor Credit Corp	0.000	04/08/09	24,997
35,000,000	Toyota Motor Credit Corp	0.000	04/14/09	34,993
43,620,000	Toyota Motor Credit Corp	0.000	04/15/09	43,612
21,000,000	Toyota Motor Credit Corp	0.000	04/17/09	20,995
25,000,000	Toyota Motor Credit Corp	0.000	04/21/09	24,994
30,000,000	Toyota Motor Credit Corp	0.000	04/22/09	29,996
20,000,000	Toyota Motor Credit Corp	0.000	04/29/09	19,992
24,800,000	UBS Finance Delaware LLC	0.000	04/03/09	24,799
14,950,000	UBS Finance Delaware LLC	0.000	04/09/09	14,947
25,000,000	UBS Finance Delaware LLC	0.000	04/14/09	24,992
43,000,000	UBS Finance Delaware LLC	0.000	04/23/09	42,981
30,800,000	UBS Finance Delaware LLC	0.000	05/12/09	30,766
25,000,000	Unilever Capital Corp	0.000	04/03/09	24,999
25,000,000	Unilever Capital Corp	0.000	04/07/09	24,998
37,981,000	Unilever Capital Corp	0.000	04/21/09	37,969
15,000,000	Unilever Capital Corp	0.000	04/24/09	14,994
24,055,000	Unilever Capital Corp	0.000	04/29/09	24,045
34,441,000	Unilever Capital Corp	0.000	05/26/09	34,417
10,000,000	Unilever Capital Corp	0.000	06/01/09	9,993
27,010,000	United Parcel Service, Inc	0.000	04/02/09	27,010
25,000,000	United Parcel Service, Inc	0.000	05/01/09	24,994
25,000,000	Variable Funding Capital Co LLC	0.000	04/15/09	24,990
40,000,000	Variable Funding Capital Co LLC	0.000	05/22/09	39,942
40,000,000	Variable Funding Capital Co LLC	0.000	05/28/09	39,933
32,000,000	Variable Funding Capital Corp	0.000	04/01/09	32,000
25,000,000	Wal-Mart Stores, Inc	0.000	09/08/09	24,950
25,000,000	Wal-Mart Stores, Inc	0.000	09/21/09	24,942
50,000,000	Wells Fargo & Co	0.000	04/15/09	49,995
50,000,000	Wells Fargo & Co	0.000	04/24/09	49,992

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$ 42,000,000	Yorktown Capital LLC	0.000%	04/03/09	$41,998
5,700,000	Yorktown Capital LLC	0.000	04/24/09	5,695
46,006,000	Yorktown Capital LLC	0.000	05/18/09	45,942
	TOTAL COMMERCIAL PAPER			6,466,944

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 35.02%
20,000,000	Federal Farm Credit Bank (FFCB)	0.000	12/11/09	19,938
1,900,000	FFCB	0.000	11/20/09	1,895
1,845,000	FHLB	0.000	05/27/09	1,845
12,580,000	Federal Home Loan Bank (FHLB)	0.000	04/08/09	12,579
63,475,000	FHLB	0.000	04/13/09	63,468
50,000,000	FHLB	0.000	04/20/09	49,993
25,485,000	FHLB	0.000	04/21/09	25,482
100,350,000	FHLB	0.000	04/22/09	100,339
17,400,000	FHLB	0.000	04/23/09	17,398
20,000,000	FHLB	0.000	04/29/09	19,997
30,000,000	FHLB	0.000	05/13/09	29,994
49,235,000	FHLB	0.000	08/04/09	49,581
49,740,000	FHLB	0.000	09/02/09	49,674
25,183,000	FHLB	0.000	09/04/09	25,149
38,399,000	FHLB	0.000	09/16/09	38,343
72,820,000	FHLB	0.000	09/18/09	72,713
25,000,000	FHLB	0.000	10/01/09	24,956
10,000,000	FHLB	0.000	10/13/09	9,981
50,000,000	FHLB	0.000	12/08/09	49,847
30,000,000	FHLB	0.000	12/14/09	29,906
10,000,000	FHLB	0.000	02/01/10	9,952
32,295,000	FHLB	0.000	04/14/09	32,291
50,000,000	FHLB	0.000	04/15/09	49,994
6,221,000	FHLB	0.000	04/24/09	6,220
25,000,000	FHLB	0.000	04/28/09	24,996
10,243,000	FHLB	0.000	04/30/09	10,241
10,100,000	FHLB	0.000	05/04/09	10,098
34,725,000	FHLB	0.000	05/06/09	34,716
50,760,000	FHLB	0.000	05/14/09	50,749
50,000,000	FHLB	0.000	05/15/09	49,989
81,295,000	FHLB	0.000	05/18/09	81,278
18,550,000	FHLB	0.000	05/20/09	18,546
29,745,000	FHLB	0.000	05/22/09	29,738
16,758,000	FHLB	0.000	05/28/09	16,755
41,000,000	FHLB	0.000	06/03/09	40,986
55,800,000	FHLB	0.000	06/12/09	55,779
16,250,000	FHLB	0.000	06/15/09	16,244
5,000,000	FHLB	0.000	06/30/09	4,998
6,764,000	FHLB	0.000	08/07/09	6,757
4,500,000	FHLB	0.000	08/10/09	4,495
23,500,000	FHLB	0.000	08/28/09	23,472
12,000,000	FHLB	0.000	09/09/09	11,983
4,951,000	FHLB	0.000	09/15/09	4,944
50,000,000	FHLB	0.000	09/28/09	49,923
35,340,000	FHLB	0.000	11/06/09	35,254
14,240,000	FHLB	0.000	12/07/09	14,196
50,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.000	04/01/09	50,000
50,000,000	FHLMC	0.000	04/06/09	49,998

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$ 22,350,000	FHLMC	0.000%	04/07/09	$22,349
96,097,000	FHLMC	0.000	04/13/09	96,086
50,000,000	FHLMC	0.000	04/20/09	49,993
22,700,000	FHLMC	0.000	04/22/09	22,698
6,000,000	FHLMC	0.000	04/23/09	5,999
75,000,000	FHLMC	0.000	05/06/09	74,982
36,000,000	FHLMC	0.000	05/12/09	35,993
57,700,000	FHLMC	0.000	05/21/09	57,686
68,295,000	FHLMC	0.000	05/26/09	68,287
17,735,000	FHLMC	0.000	05/27/09	17,733
7,680,000	FHLMC	0.000	05/28/09	7,679
11,220,000	FHLMC	0.000	06/01/09	11,216
50,000,000	FHLMC	0.000	06/09/09	49,982
59,531,000	FHLMC	0.000	06/15/09	59,507
39,811,000	FHLMC	0.000	06/22/09	39,794
50,000,000	FHLMC	0.000	06/25/09	49,978
54,867,000	FHLMC	0.000	06/30/09	54,841
36,690,000	FHLMC	0.000	07/06/09	36,669
71,850,000	FHLMC	0.000	07/07/09	71,809
20,600,000	FHLMC	0.000	07/13/09	20,588
50,000,000	FHLMC	0.000	07/27/09	49,966
13,250,000	FHLMC	0.000	07/28/09	13,241
50,705,000	FHLMC	0.000	08/03/09	50,654
25,000,000	FHLMC	0.000	08/10/09	24,974
42,800,000	FHLMC	0.000	08/11/09	42,755
41,263,000	FHLMC	0.000	08/17/09	41,217
70,000,000	FHLMC	0.000	08/24/09	69,918
74,200,000	FHLMC	0.000	08/31/09	74,109
22,700,000	FHLMC	0.000	09/01/09	22,670
50,000,000	FHLMC	0.000	09/02/09	49,934
108,500,000	FHLMC	0.000	09/14/09	108,345
50,000,000	FHLMC	0.000	09/15/09	49,928
50,000,000	FHLMC	0.000	09/21/09	49,926
22,050,000	FHLMC	0.000	09/23/09	22,017
44,497,000	FHLMC	0.000	09/25/09	44,429
78,970,000	FHLMC	0.000	09/30/09	78,846
25,000,000	FHLMC	0.000	10/05/09	24,955
3,000,000	FHLMC	0.000	11/09/09	2,993
50,000,000	FHLMC	0.000	11/16/09	49,873
50,000,000	FHLMC	0.000	11/17/09	49,872
15,000,000	FHLMC	0.000	11/23/09	14,961
23,535,000	FHLMC	0.000	11/25/09	23,473
27,057,000	FHLMC	0.000	12/21/09	26,970
37,150,000	FHLMC	0.000	12/23/09	37,029
5,200,000	Federal National Mortgage Association (FNMA)	0.000	04/01/09	5,200
50,000,000	FNMA	0.000	04/02/09	50,000
30,000,000	FNMA	0.000	04/03/09	30,000
23,040,000	FNMA	0.000	04/06/09	23,039
50,000,000	FNMA	0.000	04/08/09	49,997
33,155,000	FNMA	0.000	04/15/09	33,151
75,000,000	FNMA	0.000	04/20/09	74,989
20,215,000	FNMA	0.000	04/21/09	20,214
40,000,000	FNMA	0.000	04/22/09	39,996
30,000,000	FNMA	0.000	04/27/09	29,994

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$ 26,440,000	FNMA	0.000%	04/29/09	$26,437
17,895,000	FNMA	0.000	04/30/09	17,894
50,000,000	FNMA	0.000	05/01/09	49,989
50,000,000	FNMA	0.000	05/06/09	49,988
110,204,000	FNMA	0.000	05/11/09	110,173
50,000,000	FNMA	0.000	05/12/09	49,986
33,672,000	FNMA	0.000	05/14/09	33,665
12,000,000	FNMA	0.000	05/15/09	11,997
65,000,000	FNMA	0.000	05/20/09	64,985
73,080,000	FNMA	0.000	05/26/09	73,071
40,000,000	FNMA	0.000	05/27/09	39,994
11,600,000	FNMA	0.000	06/17/09	11,595
40,000,000	FNMA	0.000	06/22/09	39,983
20,000,000	FNMA	0.000	07/02/09	19,989
60,000,000	FNMA	0.000	07/22/09	59,961
10,690,000	FNMA	0.000	07/27/09	10,683
149,800,000	FNMA	0.000	07/30/09	149,695
25,000,000	FNMA	0.000	08/03/09	24,975
15,000,000	FNMA	0.000	08/05/09	14,985
50,000,000	FNMA	0.000	08/12/09	49,946
50,000,000	FNMA	0.000	08/17/09	49,944
75,000,000	FNMA	0.000	08/26/09	74,911
145,705,000	FNMA	0.000	09/01/09	145,513
11,400,000	FNMA	0.000	09/02/09	11,385
15,075,000	FNMA	0.000	09/09/09	15,054
7,790,000	FNMA	0.000	09/15/09	7,779
25,000,000	FNMA	0.000	09/16/09	24,964
50,000,000	FNMA	0.000	09/21/09	49,926
46,495,000	FNMA	0.000	09/23/09	46,425
87,930,000	FNMA	0.000	09/25/09	87,796
39,360,000	FNMA	0.000	10/01/09	39,290
7,000,000	FNMA	0.000	10/02/09	6,987
27,250,000	FNMA	0.000	10/05/09	27,200
50,000,000	FNMA	0.000	10/13/09	49,905
15,800,000	FNMA	0.000	10/16/09	15,770
50,000,000	FNMA	0.000	10/19/09	49,902
50,000,000	FNMA	0.000	10/26/09	49,898
32,640,000	FNMA	0.000	10/30/09	32,572
5,000,000	FNMA	0.000	11/05/09	4,987
5,000,000	FNMA	0.000	11/09/09	4,987
15,650,000	FNMA	0.000	12/01/09	15,602
17,955,000	FNMA	0.000	12/14/09	17,898
11,460,000	FNMA	0.000	12/21/09	11,422
3,335,000	FNMA	0.000	12/30/09	3,324
	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			5,474,606

U.S. TREASURY BILLS - 0.73%
26,480,000	United States Treasury Bill	0.000	10/22/09	26,411
88,115,000	United States Treasury Bill	0.000	11/19/09	87,831
	TOTAL U.S. TREASURY BILLS			114,242

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 6.38%
$ 80,000,000	i	Federal Home Loan Bank (FHLB)	1.290%	09/10/09	$80,209
100,000,000	i	FHLB	0.970	01/08/10	99,937
90,000,000	i	FHLB	0.960	01/13/10	90,026
42,000,000	i	FHLB	0.770	02/26/10	41,987
100,000,000	i	FHLB	0.810	03/11/10	99,996
100,000,000	i	FHLB	0.610	02/02/10	99,855
100,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.710	03/26/10	100,011
100,000,000	i	FHLMC	1.090	02/04/10	100,132
190,000,000	i	FHLMC	1.100	02/09/10	190,240
50,000,000	i	Federal National Mortgage Association (FNMA)	0.840	02/26/10	49,976
44,385,000	i	FNMA	1.100	01/28/10	44,468
		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			996,837

VARIABLE NOTES - 0.57%
45,000,000	i	PACCAR Financial Corp	1.200	04/27/09	44,969
45,000,000	i	Toyota Motor Credit Corp	0.660	07/10/09	44,490
		TOTAL VARIABLE NOTES			89,459

		TOTAL SHORT-TERM INVESTMENTS			15,578,792
		(Cost $15,574,278)

		TOTAL PORTFOLIO - 100.11%			15,649,894
		(Cost $15,645,362)

		OTHER ASSETS AND LIABILITIES,NET - (0.11)%			(17,627)

		NET ASSETS - 100.00%			$15,632,267

		The following abbreviations are used in portfolio descriptions:
LLC		Limited Liability Corporation
plc		Public Limited Company

	f	Restricted Security
	i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2009.
	p	Security participates in the FDIC Temporary Liquidity Guarantee Program.

		Cost amounts are in thousands.

		At March 31, 2009, the net unrealized appreciation on investment was $4,531,701, consisting of gross unrealized appreciation of $7,348,722 and gross unrealized depreciation of $(2,817,021).

COLLEGE RETIREMENT EQUITIES FUND – Notes to Schedule of Investments (unaudited)

Note 1—significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing its employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”). The financial statements were prepared in accordance with accounting priciples generally accepted in the United States of America (GAAP), which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price, or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Account), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Money market instruments in the Money Market Account with a remaining maturity of 60 days or less are valued on an amortized cost basis, or at market value if market value is materially different from amortized cost. Investments in registered investment companies are valued at their net asset value on the valuation date. Securities for which reliable market quotations are not readily available or whose values have been affected by events occurring after the close of the security’s foreign market and before the Account’s normal pricing time are valued in accordance with procedures approved by the Board of Trustees. Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges.

Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Board of Trustees.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

Accounting for investments: Securities transactions are accounted for as of the trade date.

Dollar rolls transactions: The Accounts may enter into mortgage dollar rolls in which the Accounts sells mortgage securities for delivery in the current month, realizing a gain(loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Cash: The Accounts hold cash with the custodian. The Accounts are charged a fee for overdrafts.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Forward foreign currency contracts: The Accounts are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with counterparty and are “marked-to-market” at the end of each day’s trading. The Accounts are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the statements of assets and liabilities. There were no open forward foreign currency contracts for the period ended March 31, 2009.

Securities lending: The Accounts (excluding the Money market Account) may lend portfolio securities to qualified financial institutions and brokers. By lending such securities, the Accounts attempt to increase its net investment income through the receipt of interest (after rebates and fees) on collateral.

Lending Accounts’ securities exposes the Accounts to risks such as the following: (i) the borrower may fail to return the loaned securities: (ii) the borrower may not be able to provide additional collateral; (iii) the Accounts may experience delays in recovery of the loaned securities or delays in access to collateral; (iv) the Accounts may experience losses relating to the reinvestment of cash collateral. To minimize certain of these risks, loan counterparties pledge cash collateral equal to 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of securities loaned for foreign securities. However, these percentages are subject to daily market fluctuations which may cause the loans to be under collateralized for a period of time. As of March 31, 2009, the cash collateral for the Stock and Global Equities Accounts is invested in individual securities selected by the lending agent, pursuant to investment restrictions defined by the investment adviser. The Growth, Equity Index, Bond Market, and Inflation-Linked Bond Accounts may invest in the State Street Navigator Securities Lending Portfolio. As of March 31, 2009, there were no securities lending for those Accounts. The cash collateral for the Social Choice Account is invested in short term instruments by TIAA- CREF Investment Management, LLC.

At March 31, 2009, the market value of investments of cash collateral for securities loaned (securities, cash, and other assets) and the amounts owed to lending counterparties are as follows:

		Amounts Owed to
		Lending
Account	Market Value	Counterparties
Stock	$9,535,263,236	$9,731,836,880
Global Equities	1,609,522,417	1,645,305,025
Social Choice	571,188,837	570,887,441

Futures contracts: The Accounts are subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Accounts may use futures contracts to manage exposure to the equity and credit markets or for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Securities purchased on a when-issued or delayed delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

The Accounts are no longer subject to income tax examinations by the tax authorities for years before 2005.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Repurchase agreements: The Accounts may enter into repurchase agreements with brokers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually-agreed upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measure fair value under accepted accounting principles generally accepted in the United States of America (“GAAP”) and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Application of SFAS 157 is effective for the Accounts reporting as of March 31, 2009.

Various inputs are used in determining the value of the Accounts’ investments. These inputs are summarized in the three broad levels below:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Accounts’ as of March 31, 2009:

	Investments in securities	Other Financial Instruments *
Stock Account
Level 1	$50,079,757,169	$-
Level 2	26,896,895,369	-
Level 3	14,468,882	-
Total	$76,991,121,420	$-

Global Equities Account
Level 1	$4,430,835,836	$-
Level 2	5,680,875,613	-
Level 3	-	-
Total	$10,111,711,449	$-

Growth Account
Level 1	$7,832,892,546	$1,648,794
Level 2	180,548,986	-

Level 3	-	-
Total	$8,013,441,532	$1,648,794

Equity Index Account
Level 1	$6,390,701,482	$154,392
Level 2	60,336,971	-
Level 3	341	-
Total	$6,451,038,794	$154,392

Bond Market Account
Level 1	$6,240,833	$68,133
Level 2	9,428,586,232	-
Level 3	-	-
Total	$9,434,827,065	$68,133

Inflation-Linked Bond Account
Level 1	$-	$-
Level 2	6,372,481,316	-
Level 3	-	-
Total	$6,372,481,316	$-

Social Choice Account
Level 1	$2,991,100,622	$-
Level 2	4,056,144,321	-
Level 3	-	-
Total	$7,047,244,943	$-

Money Market Account
Level 1	$-	$-
Level 2	15,649,893,637	-
Level 3	-	-
Total	$15,649,893,637	$-

*	Other financial instruments are derivative instruments not reflected in the Schedule of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ Trust organizational documents, the Trustees and Officers of CREF are indemnified against certain liabilities that may arise out of their duties to CREF. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be remote.

Item 2. Controls and Procedures.

      (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

      (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date:	May 18, 2009	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date:	May 18, 2009	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date:	May 18, 2009	By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and
Chief Financial Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer